Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissions. The accession number of the previous related submission is as follows: 0000898745-12-000556

CLASS A, B, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2012

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation

Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION

This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.
We may share personal information about you or about
This Notice applies to:	former customers, plan participants or beneficiaries within
x	people who own or apply for our products or services	the Principal Financial Group for several reasons, including:
for personal use.	x	to assist us in providing service;
x	employee benefit plan participants and beneficiaries.	x	to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x	with your consent, at your request or as allowed
people. The Notice does not apply to an employer plan	by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU	With Others
We follow strict standards to safeguard personal information.	In the course of doing business we may share data with
These standards include limiting access to data and regularly	others. This could include personal information about you or
testing our security technology.	about former customers, plan participants or beneficiaries.
Personal information may be shared with others for the
HOW WE COLLECT INFORMATION	following reasons:
We collect data about you as we do business with you.	x	in response to a subpoena,
Some of the sources of this data are as follows:	x	to prevent fraud,
x Information we obtain when you apply or enroll for	x	to comply with inquiries from government agencies
products or services. You may provide facts such as	or other regulators, or
your name; address; Social Security number; financial
status; and, when applicable, health history.	x	for other legal purposes.

x Information we obtain from others. This may include	We also may share personal information:
claim reports, medical records, when applicable, credit
reports, property values and similar data.	x	with others that service your accounts, or that
x Information we obtain through our transactions and	perform services on our behalf;
experience with you. This includes your claims history,	x	with others with whom we may have joint marketing
payment and investment records, and account values	agreements. These include financial services
and balances.	companies (such as other insurance companies,
x Information we obtain through the Internet. This	banks or mutual fund companies); and
includes data from online forms you complete. It also	x	with other companies with your consent, at your
includes data we collect when you visit our websites.	request or as allowed by law.

MM 2458-10

02/2012

F445PS-12

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies of the	You may write to us if you have questions about our Privacy
Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you receive
any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group are	advisor may have a different privacy policy.
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings,	1-800-986-3343
investment, and insurance products.

MM 2458-10

02/2012

F456PS-12

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle personal	We may share personal information about you or about former
information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California who:	within the Principal Financial Group or with others for several reasons, including:
x own or apply for our products or services for personal
use.	x to assist us in servicing your account;
x are employee benefit plan participants and beneficiaries.	x to protect against potential identity theft or
unauthorized transactions;
Please note that in this Notice, “you” refers to only these
people. The Notice does not apply to an employer plan sponsor	x to comply with inquiries from government agencies or other
or group policyholder.	regulators, or for other legal purposes;
x with your consent, at your request or as allowed by law.
WE PROTECT INFORMATION WE COLLECT ABOUT YOU
We follow strict standards to protect personal information.	MEDICAL INFORMATION
These standards include limiting access to data and regularly	We do not share medical information among companies of the
testing our security technology.	Principal Financial Group or with others except:
HOW WE COLLECT INFORMATION	x when needed to service your policies, accounts, claims
We collect data about you as we do business with you. Some of	or contracts;
the sources of this data are as follows:	x when laws protecting your privacy permit it; or
x Information we obtain when you apply or enroll for	x when you consent.
products or services. You may provide facts such as your
name; address; Social Security number; financial status;	ACCURACY OF INFORMATION
and, when applicable, health history.	We strive for accurate records. Please tell us if you receive any
x Information we obtain from others. This may include	incorrect materials from us. We will make the appropriate
claim reports, medical records, credit reports and similar	changes.
data.
x Information we obtain through our transactions and	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
experience with you. This includes your claims history,	GROUP
payment and investment records, and account values.	Several companies within the Principal Financial Group are
x Information we obtain through the Internet. This	listed at the top of this Notice. The companies of the Principal
includes data from online forms you complete. It also	Financial Group are leading providers of retirement savings,
includes data we receive when you visit our website.	investment, and insurance products.

BB 9338-9

02/2012

F445CA-9

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-9

02/2012

F456CA-9

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	39
Schedules of Investments	67
Financial Highlights (Includes performance information)	172
Shareholder Expense Example	204
Supplemental Information	207

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Dear Shareholder,

Economic sluggishness that global economies were experiencing in August and September 2011 had eased by October. Equity markets rallied as moderately positive economic results and optimism over constructive resolutions in Europe lessened investor worries. The rally continued into March 2012, buoyed by positive factors such as signs of stabilization in European economies and improving economic data in both China and the U.S.1 In April, however, the rally waned and equity markets became more volatile, driven in large part by worsening debt problems in Europe, slowed growth in China and strained economic momentum in the U.S.2 In terms of your portfolio, we encourage you to maintain a diversified investment program — especially in light of the heightened volatility. To potentially reduce your risk of loss (or of missed opportunity) due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is spread across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.3

Investments to help you reach for your goals

We offer mutual funds covering a wide range of asset classes and levels of risk to help you save for the future — whether you are investing for goals that are years down the road (such as retirement) or closer at hand (such as purchasing a home). You can select a mix of our individual funds, or you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. Our history shows our commitment to asset allocation investing, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4 We also offer mutual funds designed to potentially provide income you can use today. This may be especially important to individuals nearing or already in retirement. These funds are structured specifically to help investors seek income, even in today’s low-interest-rate environment. For more information, ask your financial professional about our income-focused funds.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO
Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

[1]	On the Other Hand: Economic Insights, February 2012, by Bob Baur, Robin Anderson and the PGI Economic Committee
[2]	On the Other Hand: Economic Insights, April 2012, by Bob Baur and the PGI Economic Committee
[3]	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.
[4]	Source: FRC Quarterly LifeCycle Report, March 31, 2012

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Bond & Mortgage		California		Diversified
Amounts in thousands, except per share amounts	Securities Fund		Municipal Fund		International Fund
Investment in securities--at cost	$2,179,326		$223,324		$2,854,563
Foreign currency--at cost	$379		$ –		$6,453
Assets
Investment in securities--at value	$2,242,947		$236,474		$3,119,767
Foreign currency--at value	387		–		6,458
Cash	715		404		–
Receivables:
Dividends and interest	15,162		2,960		15,271
Expense reimbursement from Manager	19		1		9
Expense reimbursement from Distributor	33		–		32
Foreign currency contracts	1		–		–
Fund shares sold	6,126		1,329		1,480
Investment securities sold	77,745		–		36,101
Swap premiums paid	4,059		–		–
Other assets	9		–		5
Prepaid expenses	–		8		–
Total Assets	2,347,203		241,176		3,179,123
Liabilities
Accrued management and investment advisory fees	876		82		2,136
Accrued administrative service fees	10		–		10
Accrued distribution fees	130		53		159
Accrued service fees	35		–		42
Accrued transfer agent fees	184		26		404
Accrued directors' expenses	1		1		8
Accrued other expenses	–		–		172
Cash overdraft	–		–		1,159
Payables:
Dividends payable	5,858		730		–
Foreign currency contracts	89		–		–
Fund shares redeemed	1,884		398		1,378
Interest expense and fees payable	–		29		–
Investment securities purchased	277,303		–		51,413
Unrealized loss on swap agreements	1,757		–		–
Floating rate notes issued	–		14,425		–
Total Liabilities	288,127		15,744		56,881
Net Assets Applicable to Outstanding Shares	$2,059,076		$225,432		$3,122,242
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,187,596		$255,422		$3,612,041
Accumulated undistributed (overdistributed) net investment income (loss)	(2,576)		526		18,626
Accumulated undistributed (overdistributed) net realized gain (loss)	(187,727)		(43,666)		(773,848)
Net unrealized appreciation (depreciation) of investments	61,864		13,150		265,204
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(81)		–		219
Total Net Assets	$2,059,076		$225,432		$3,122,242
Capital Stock (par value: $.01 a share):
Shares authorized	720,000		300,000		1,210,000
Net Asset Value Per Share:
Class A: Net Assets	$132,929		$212,797		$246,246
Shares Issued and Outstanding	12,248		20,874		25,009
Net Asset Value per share	$10.85		$10.19		$9.85
Maximum Offering Price	$11.27		$10.59		$10.42
Class B: Net Assets	$4,890		$2,153		$8,899
Shares Issued and Outstanding	450		211		903
Net Asset Value per share	$10.88	(a)	$10.19	(a)	$9.86	(a)
Class C: Net Assets	$7,567		$10,482		$10,513
Shares Issued and Outstanding	697		1,027		1,065
Net Asset Value per share	$10.85	(a)	$10.21	(a)	$9.87	(a)
Class J: Net Assets	$199,523		N/A		$194,148
Shares Issued and Outstanding	18,280				19,933
Net Asset Value per share	$10.91	(a)			$9.74	(a)
Class P: Net Assets	N/A		N/A		$810
Shares Issued and Outstanding					83
Net Asset Value per share					$9.79
Institutional: Net Assets	$1,544,855		N/A		$2,455,525
Shares Issued and Outstanding	142,408				250,369
Net Asset Value per share	$10.85				$9.81
R-1: Net Assets	$11,172		N/A		$8,976
Shares Issued and Outstanding	1,031				918
Net Asset Value per share	$10.84				$9.78
R-2: Net Assets	$19,999		N/A		$15,031
Shares Issued and Outstanding	1,860				1,542
Net Asset Value per share	$10.75				$9.75
R-3: Net Assets	$40,226		N/A		$58,688
Shares Issued and Outstanding	3,727				5,991
Net Asset Value per share	$10.79				$9.80
R-4: Net Assets	$35,251		N/A		$44,845
Shares Issued and Outstanding	3,212				4,516
Net Asset Value per share	$10.97				$9.93
R-5: Net Assets	$62,664		N/A		$78,561
Shares Issued and Outstanding	5,801				7,928
Net Asset Value per share	$10.80				$9.91

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Equity		Global Diversified		Global Real Estate
Amounts in thousands, except per share amounts	Income Fund		Income Fund		Securities Fund
Investment in securities--at cost	$3,497,880		$3,612,749		$724,503
Foreign currency--at cost	$–		$1,405		$11,147
Assets
Investment in securities--at value	$4,292,544		$3,690,787		$761,104
Foreign currency--at value	–		1,404		11,311
Cash	127		94,784		8,059
Receivables:
Dividends and interest	6,075		49,812		1,071
Foreign currency contracts	–		–		1,350
Fund shares sold	2,211		46,021		291
Investment securities sold	–		3,255		3,947
Other assets	3		–		–
Prepaid directors' expenses	–		4		–
Prepaid expenses	127		319		3
Total Assets	4,301,087		3,886,386		787,136
Liabilities
Accrued management and investment advisory fees	1,735		2,264		515
Accrued administrative service fees	4		–		–
Accrued distribution fees	306		1,096		6
Accrued service fees	22		–		–
Accrued transfer agent fees	522		313		41
Accrued directors' expenses	–		–		1
Payables:
Dividends payable	–		15,545		–
Foreign currency contracts	–		430		1,352
Fund shares redeemed	4,348		7,046		771
Investment securities purchased	3,181		38,945		4,574
Options and swaptions contracts written (premiums received $0, $5,385 and $0)	–		6,823		–
Total Liabilities	10,118		72,462		7,260
Net Assets Applicable to Outstanding Shares	$4,290,969		$3,813,924		$779,876
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,143,965		$3,693,301		$751,055
Accumulated undistributed (overdistributed) net investment income (loss)	24,048		17,910		(669)
Accumulated undistributed (overdistributed) net realized gain (loss)	(671,708)		26,535		(7,287)
Net unrealized appreciation (depreciation) of investments	794,664		76,600		36,601
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(422)		176
Total Net Assets	$4,290,969		$3,813,924		$779,876
Capital Stock (par value: $.01 a share):
Shares authorized	930,000		525,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$693,796		$1,396,740		$15,169
Shares Issued and Outstanding	36,123		103,126		2,067
Net Asset Value per share	$19.21		$13.54		$7.34
Maximum Offering Price	$20.33		$14.07		$7.77
Class B: Net Assets	$79,602		N/A		N/A
Shares Issued and Outstanding	4,181
Net Asset Value per share	$19.04	(a)
Class C: Net Assets	$109,506		$1,035,219		$3,361
Shares Issued and Outstanding	5,819		76,723		467
Net Asset Value per share	$18.82	(a)	$13.49	(a)	$7.19 (a)
Class P: Net Assets	$39,962		$714,336		$4,509
Shares Issued and Outstanding	2,080		52,938		584
Net Asset Value per share	$19.21		$13.49		$7.72
Institutional: Net Assets	$3,258,340		$667,629		$756,837
Shares Issued and Outstanding	169,487		49,441		97,956
Net Asset Value per share	$19.22		$13.50		$7.73
R-1: Net Assets	$2,754		N/A		N/A
Shares Issued and Outstanding	144
Net Asset Value per share	$19.15
R-2: Net Assets	$4,877		N/A		N/A
Shares Issued and Outstanding	254
Net Asset Value per share	$19.20
R-3: Net Assets	$35,837		N/A		N/A
Shares Issued and Outstanding	1,870
Net Asset Value per share	$19.16
R-4: Net Assets	$20,385		N/A		N/A
Shares Issued and Outstanding	1,062
Net Asset Value per share	$19.19
R-5: Net Assets	$45,910		N/A		N/A
Shares Issued and Outstanding	2,390
Net Asset Value per share	$19.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Government &
	High Quality
Amounts in thousands, except per share amounts	Bond Fund		High Yield Fund		Income Fund
Investment in securities--at cost	$1,739,127		$3,876,696		$1,782,863
Assets
Investment in securities--at value	$1,798,548		$3,885,680		$1,899,123
Cash	10		1,473		–
Receivables:
Dividends and interest	7,557		67,931		21,001
Expense reimbursement from Manager	12		2		–
Expense reimbursement from Distributor	59		–		11
Fund shares sold	7,175		28,049		8,183
Investment securities sold	–		30,024		8,171
Unrealized gain on swap agreements	–		3,118		–
Other assets	19		–		–
Prepaid expenses	10		268		41
Total Assets	1,813,390		4,016,545		1,936,530
Liabilities
Accrued management and investment advisory fees	730		1,571		756
Accrued administrative service fees	4		–		1
Accrued distribution fees	236		878		161
Accrued service fees	12		–		6
Accrued transfer agent fees	278		1,164		195
Accrued directors' expenses	1		3		–
Cash overdraft	–		–		37
Payables:
Dividends payable	5,211		19,884		6,773
Fund shares redeemed	988		9,055		787
Investment securities purchased	17,041		161,450		46,980
Swap premiums received	–		5,502		–
Unrealized loss on swap agreements	–		250		–
Total Liabilities	24,501		199,757		55,696
Net Assets Applicable to Outstanding Shares	$1,788,889		$3,816,788		$1,880,834
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,798,053		$3,780,926		$1,826,401
Accumulated undistributed (overdistributed) net investment income (loss)	(7,251)		(5,448)		(10,450)
Accumulated undistributed (overdistributed) net realized gain (loss)	(61,334)		29,463		(51,379)
Net unrealized appreciation (depreciation) of investments	59,421		11,852		116,260
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(5)		2
Total Net Assets	$1,788,889		$3,816,788		$1,880,834
Capital Stock (par value: $.01 a share):
Shares authorized	955,000		1,050,000		980,000
Net Asset Value Per Share:
Class A: Net Assets	$452,212		$1,865,983		$298,014
Shares Issued and Outstanding	39,945		243,198		30,740
Net Asset Value per share	$11.32		$7.67		$9.69
Maximum Offering Price	$11.58		$7.97		$9.91
Class B: Net Assets	$12,947		$46,411		$16,282
Shares Issued and Outstanding	1,145		6,017		1,673
Net Asset Value per share	$11.31	(a)	$7.71	(a)	$9.73	(a)
Class C: Net Assets	$91,720		$569,498		$71,407
Shares Issued and Outstanding	8,111		73,665		7,330
Net Asset Value per share	$11.31	(a)	$7.73	(a)	$9.74	(a)
Class J: Net Assets	$137,286		N/A		$71,380
Shares Issued and Outstanding	12,112				7,348
Net Asset Value per share	$11.33	(a)			$9.71	(a)
Class P: Net Assets	$16,932		$531,241		$11,934
Shares Issued and Outstanding	1,493		69,204		1,229
Net Asset Value per share	$11.34		$7.67		$9.71
Institutional: Net Assets	$1,016,214		$803,655		$1,381,736
Shares Issued and Outstanding	89,733		105,211		142,187
Net Asset Value per share	$11.32		$7.64		$9.72
R-1: Net Assets	$3,947		N/A		$396
Shares Issued and Outstanding	348				41
Net Asset Value per share	$11.33				$9.72
R-2: Net Assets	$6,105		N/A		$934
Shares Issued and Outstanding	539				96
Net Asset Value per share	$11.33				$9.73
R-3: Net Assets	$22,065		N/A		$11,745
Shares Issued and Outstanding	1,948				1,207
Net Asset Value per share	$11.33				$9.73
R-4: Net Assets	$11,073		N/A		$3,928
Shares Issued and Outstanding	977				404
Net Asset Value per share	$11.33				$9.72
R-5: Net Assets	$18,388		N/A		$13,078
Shares Issued and Outstanding	1,622				1,347
Net Asset Value per share	$11.34				$9.71

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

			International
	Inflation		Emerging		LargeCap
Amounts in thousands, except per share amounts	Protection Fund		Markets Fund		Growth Fund
Investment in securities--at cost	$766,828		$1,517,395		$1,774,523
Foreign currency--at cost	$1		$3,111		$–
Assets
Investment in securities--at value	$790,996		$1,651,631		$2,407,753
Foreign currency--at value	1		3,163		–
Cash	7,931		–		10
Receivables:
Dividends and interest	2,305		4,115		1,885
Expense reimbursement from Manager	8		4		4
Expense reimbursement from Distributor	2		29		8
Foreign tax refund	–		6		–
Fund shares sold	749		1,288		1,926
Investment securities sold	–		8,074		28,040
Unrealized gain on swap agreements	443		–		–
Variation margin on futures contracts	85		–		–
Other assets	–		–		12
Prepaid expenses	23		–		–
Total Assets	802,543		1,668,310		2,439,638
Liabilities
Accrued management and investment advisory fees	256		1,580		1,267
Accrued administrative service fees	1		6		8
Accrued distribution fees	18		123		117
Accrued service fees	3		24		43
Accrued transfer agent fees	19		254		470
Accrued directors' expenses	3		3		3
Accrued other expenses	–		393		21
Cash overdraft	–		924		–
Payables:
Fund shares redeemed	494		1,719		3,445
Investment securities purchased	75		9,566		14,369
Unrealized loss on swap agreements	537		–		–
Variation margin on futures contracts	62		–		–
Total Liabilities	1,468		14,592		19,743
Net Assets Applicable to Outstanding Shares	$801,075		$1,653,718		$2,419,895
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$790,190		$1,609,826		$1,965,911
Accumulated undistributed (overdistributed) net investment income (loss)	2,190		3,649		1,253
Accumulated undistributed (overdistributed) net realized gain (loss)	(16,264)		(93,965)		(180,499)
Net unrealized appreciation (depreciation) of investments	24,959		134,236		633,230
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(28)		–
Total Net Assets	$801,075		$1,653,718		$2,419,895
Capital Stock (par value: $.01 a share):
Shares authorized	780,000		555,000		1,220,000
Net Asset Value Per Share:
Class A: Net Assets	$25,084		$118,487		$318,088
Shares Issued and Outstanding	2,795		4,718		35,647
Net Asset Value per share	$8.97		$25.11		$8.92
Maximum Offering Price	$9.32		$26.57		$9.44
Class B: Net Assets	N/A		$9,011		$10,551
Shares Issued and Outstanding			377		1,261
Net Asset Value per share			$23.90	(a)	$8.37	(a)
Class C: Net Assets	$7,339		$13,455		$11,759
Shares Issued and Outstanding	829		552		1,373
Net Asset Value per share	$8.85	(a)	$24.38	(a)	$8.56	(a)
Class J: Net Assets	$14,834		$176,498		$48,459
Shares Issued and Outstanding	1,682		7,279		5,672
Net Asset Value per share	$8.82	(a)	$24.25	(a)	$8.54	(a)
Class P: Net Assets	N/A		$2,695		$1,209
Shares Issued and Outstanding			108		132
Net Asset Value per share			$24.91		$9.13
Institutional: Net Assets	$740,577		$1,212,937		$1,821,936
Shares Issued and Outstanding	82,827		48,642		199,031
Net Asset Value per share	$8.94		$24.94		$9.15
R-1: Net Assets	$1,485		$6,175		$16,171
Shares Issued and Outstanding	169		249		1,850
Net Asset Value per share	$8.76		$24.82		$8.74
R-2: Net Assets	$1,177		$10,671		$9,119
Shares Issued and Outstanding	134		433		1,035
Net Asset Value per share	$8.78		$24.63		$8.81
R-3: Net Assets	$5,610		$42,610		$30,276
Shares Issued and Outstanding	636		1,723		3,230
Net Asset Value per share	$8.82		$24.73		$9.37
R-4: Net Assets	$1,572		$24,695		$16,868
Shares Issued and Outstanding	178		991		1,814
Net Asset Value per share	$8.85		$24.91		$9.30
R-5: Net Assets	$3,397		$36,484		$135,459
Shares Issued and Outstanding	382		1,461		14,697
Net Asset Value per share	$8.89		$24.98		$9.22

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	LargeCap S&P 500		LargeCap		MidCap
Amounts in thousands, except per share amounts	Index Fund		Value Fund		Blend Fund
Investment in securities--at cost	$2,158,493		$1,446,478		$2,232,141
Assets
Investment in securities--at value	$2,682,935		$1,638,554		$2,678,757
Cash	130		10		25
Receivables:
Dividends and interest	2,572		1,549		1,061
Expense reimbursement from Manager	2		4		3
Expense reimbursement from Distributor	58		8		36
Fund shares sold	835		304		10,462
Investment securities sold	–		–		6,099
Other assets	3		28		6
Prepaid directors' expenses	–		–		4
Prepaid expenses	–		11		103
Total Assets	2,686,535		1,640,468		2,696,556
Liabilities
Accrued management and investment advisory fees	327		576		1,290
Accrued administrative service fees	24		1		7
Accrued distribution fees	212		58		360
Accrued service fees	116		3		36
Accrued transfer agent fees	284		219		486
Accrued directors' expenses	2		2		–
Accrued other expenses	41		–		–
Payables:
Fund shares redeemed	5,477		932		1,832
Investment securities purchased	–		–		26,333
Variation margin on futures contracts	345		–		–
Total Liabilities	6,828		1,791		30,344
Net Assets Applicable to Outstanding Shares	$2,679,707		$1,638,677		$2,666,212
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,398,059		$1,539,826		$2,181,149
Accumulated undistributed (overdistributed) net investment income (loss)	11,884		6,917		(10,352)
Accumulated undistributed (overdistributed) net realized gain (loss)	(256,012)		(100,142)		48,799
Net unrealized appreciation (depreciation) of investments	525,776		192,076		446,616
Total Net Assets	$2,679,707		$1,638,677		$2,666,212
Capital Stock (par value: $.01 a share):
Shares authorized	800,000		555,000		595,000
Net Asset Value Per Share:
Class A: Net Assets	$166,529		$168,092		$926,862
Shares Issued and Outstanding	16,939		16,216		61,733
Net Asset Value per share	$9.83		$10.37		$15.01
Maximum Offering Price	$9.98		$10.97		$15.88
Class B: Net Assets	N/A		$3,121		$24,135
Shares Issued and Outstanding			302		1,659
Net Asset Value per share			$10.33	(a)	$14.55	(a)
Class C: Net Assets	$8,600		$2,164		$75,668
Shares Issued and Outstanding	883		211		5,251
Net Asset Value per share	$9.74	(a)	$10.26	(a)	$14.41	(a)
Class J: Net Assets	$352,637		$48,881		$222,677
Shares Issued and Outstanding	36,184		4,779		15,341
Net Asset Value per share	$9.75	(a)	$10.23	(a)	$14.52	(a)
Class P: Net Assets	N/A		N/A		$330,148
Shares Issued and Outstanding					21,778
Net Asset Value per share					$15.16
Institutional: Net Assets	$1,580,076		$1,402,692		$902,929
Shares Issued and Outstanding	160,866		135,580		59,445
Net Asset Value per share	$9.82		$10.35		$15.19
R-1: Net Assets	$17,953		$1,325		$3,420
Shares Issued and Outstanding	1,832		129		235
Net Asset Value per share	$9.80		$10.30		$14.52
R-2: Net Assets	$38,164		$2,074		$16,430
Shares Issued and Outstanding	3,872		201		1,126
Net Asset Value per share	$9.86		$10.33		$14.59
R-3: Net Assets	$148,680		$2,556		$38,089
Shares Issued and Outstanding	15,106		248		2,560
Net Asset Value per share	$9.84		$10.31		$14.88
R-4: Net Assets	$124,915		$1,779		$66,930
Shares Issued and Outstanding	12,661		173		4,403
Net Asset Value per share	$9.87		$10.28		$15.20
R-5: Net Assets	$242,153		$5,993		$58,924
Shares Issued and Outstanding	24,371		578		3,907
Net Asset Value per share	$9.94		$10.37		$15.08

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Money Market		Principal Capital		Real Estate
Amounts in thousands, except per share amounts	Fund		Appreciation Fund		Securities Fund
Investment in securities--at cost	$1,159,688		$1,196,177		$1,043,343
Assets
Investment in securities--at value	$1,159,688		$1,761,621		$1,617,243
Cash	12		34		19
Receivables:
Dividends and interest	132		1,803		69
Expense reimbursement from Manager	332		5		4
Expense reimbursement from Distributor	19		–		23
Fund shares sold	2,330		333		2,197
Investment securities sold	–		4,699		4,067
Other assets	26		5		–
Prepaid expenses	55		6		25
Total Assets	1,162,594		1,768,506		1,623,647
Liabilities
Accrued management and investment advisory fees	374		695		1,109
Accrued administrative service fees	–		2		8
Accrued distribution fees	90		190		124
Accrued service fees	–		7		44
Accrued transfer agent fees	385		394		218
Accrued directors' expenses	2		1		1
Payables:
Fund shares redeemed	4,840		822		3,302
Investment securities purchased	–		3,702		538
Total Liabilities	5,691		5,813		5,344
Net Assets Applicable to Outstanding Shares	$1,156,903		$1,762,693		$1,618,303
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,198,517		$1,238,734		$1,227,737
Accumulated undistributed (overdistributed) net investment income (loss)	–		5,634		5,963
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,614)		(47,119)		(189,297)
Net unrealized appreciation (depreciation) of investments	–		565,444		573,900
Total Net Assets	$1,156,903		$1,762,693		$1,618,303
Capital Stock (par value: $.01 a share):
Shares authorized	17,575,000		880,000		830,000
Net Asset Value Per Share:
Class A: Net Assets	$479,231		$615,466		$157,961
Shares Issued and Outstanding	479,295		14,759		7,974
Net Asset Value per share	$1.00		$41.70		$19.81
Maximum Offering Price	$1.00		$44.13		$20.96
Class B: Net Assets	$16,033		$47,360		$7,756
Shares Issued and Outstanding	16,035		1,344		396
Net Asset Value per share	$1.00	(a)	$35.24	(a)	$19.59	(a)
Class C: Net Assets	$18,791		$25,266		$20,197
Shares Issued and Outstanding	18,793		715		1,030
Net Asset Value per share	$1.00	(a)	$35.32	(a)	$19.61	(a)
Class J: Net Assets	$290,715		N/A		$145,279
Shares Issued and Outstanding	290,754				7,486
Net Asset Value per share	$1.00	(a)			$19.41	(a)
Class P: Net Assets	N/A		$13,346		$22,090
Shares Issued and Outstanding			317		1,115
Net Asset Value per share			$42.14		$19.81
Institutional: Net Assets	$352,133		$1,024,394		$1,044,911
Shares Issued and Outstanding	352,180		24,266		52,724
Net Asset Value per share	$1.00		$42.22		$19.82
R-1: Net Assets	N/A		$1,854		$7,687
Shares Issued and Outstanding			44		392
Net Asset Value per share			$41.70		$19.63
R-2: Net Assets	N/A		$2,010		$15,494
Shares Issued and Outstanding			48		809
Net Asset Value per share			$41.81		$19.14
R-3: Net Assets	N/A		$10,655		$45,241
Shares Issued and Outstanding			255		2,324
Net Asset Value per share			$41.84		$19.47
R-4: Net Assets	N/A		$7,170		$38,694
Shares Issued and Outstanding			171		2,003
Net Asset Value per share			$42.00		$19.32
R-5: Net Assets	N/A		$15,172		$112,993
Shares Issued and Outstanding			361		5,839
Net Asset Value per share			$42.08		$19.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Short-Term		SmallCap		Tax-Exempt
Amounts in thousands, except per share amounts	Income Fund		Blend Fund		Bond Fund
Investment in securities--at cost	$1,255,045		$339,187		$231,696
Assets
Investment in securities--at value	$1,273,398		$386,712		$252,501
Cash	11		33		1,288
Deposits with counterparty	–		174		–
Receivables:
Dividends and interest	9,186		182		3,648
Expense reimbursement from Manager	–		4		3
Expense reimbursement from Distributor	14		26		–
Fund shares sold	6,336		141		1,232
Investment securities sold	18,888		1,488		–
Other assets	–		1		9
Prepaid expenses	36		–		6
Total Assets	1,307,869		388,761		258,687
Liabilities
Accrued management and investment advisory fees	444		237		91
Accrued administrative service fees	1		2		–
Accrued distribution fees	145		101		57
Accrued service fees	3		5		–
Accrued transfer agent fees	245		223		29
Accrued directors' expenses	1		2		1
Accrued other expenses	–		53		–
Payables:
Dividends payable	1,835		–		790
Fund shares redeemed	3,730		375		386
Interest expense and fees payable	–		–		20
Investment securities purchased	11,973		120		–
Variation margin on futures contracts	28		26		–
Floating rate notes issued	–		–		8,915
Total Liabilities	18,405		1,144		10,289
Net Assets Applicable to Outstanding Shares	$1,289,464		$387,617		$248,398
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,310,590		$404,214		$246,423
Accumulated undistributed (overdistributed) net investment income (loss)	314		(506)		585
Accumulated undistributed (overdistributed) net realized gain (loss)	(39,441)		(63,617)		(19,415)
Net unrealized appreciation (depreciation) of investments	18,001		47,526		20,805
Total Net Assets	$1,289,464		$387,617		$248,398
Capital Stock (par value: $.01 a share):
Shares authorized	685,000		455,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	$310,436		$138,223		$237,245
Shares Issued and Outstanding	25,671		8,841		32,070
Net Asset Value per share	$12.09		$15.63		$7.40
Maximum Offering Price	$12.37		$16.54		$7.69
Class B: Net Assets	N/A		$5,802		$2,241
Shares Issued and Outstanding			397		303
Net Asset Value per share			$14.61	(a)	$7.40	(a)
Class C: Net Assets	$90,990		$8,408		$8,912
Shares Issued and Outstanding	7,518		558		1,202
Net Asset Value per share	$12.10	(a)	$15.07	(a)	$7.41	(a)
Class J: Net Assets	$85,501		$158,938		N/A
Shares Issued and Outstanding	7,072		10,524
Net Asset Value per share	$12.09	(a)	$15.10	(a)
Class P: Net Assets	$33,364		N/A		N/A
Shares Issued and Outstanding	2,759
Net Asset Value per share	$12.09
Institutional: Net Assets	$756,246		$51,516		N/A
Shares Issued and Outstanding	62,560		3,174
Net Asset Value per share	$12.09		$16.23
R-1: Net Assets	$1,821		$2,493		N/A
Shares Issued and Outstanding	151		163
Net Asset Value per share	$12.09		$15.32
R-2: Net Assets	$1,019		$3,419		N/A
Shares Issued and Outstanding	84		223
Net Asset Value per share	$12.09		$15.36
R-3: Net Assets	$4,570		$5,217		N/A
Shares Issued and Outstanding	378		333
Net Asset Value per share	$12.09		$15.68
R-4: Net Assets	$2,544		$3,845		N/A
Shares Issued and Outstanding	210		240
Net Asset Value per share	$12.09		$16.00
R-5: Net Assets	$2,973		$9,756		N/A
Shares Issued and Outstanding	246		603
Net Asset Value per share	$12.09		$16.19

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Bond & Mortgage	California	Diversified
Amounts in thousands	Securities Fund	Municipal Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends	$40	$ –	$51,425
Withholding tax	(1)	–	(6,159)
Interest	39,758	5,695	26
Total Income	39,797	5,695	45,292
Expenses:
Management and investment advisory fees	5,267	494	12,267
Distribution fees - Class A	163	259	299
Distribution fees - Class B	30	13	51
Distribution fees - Class C	37	50	51
Distribution fees - Class J	449	N/A	424
Distribution fees - R-1	19	N/A	15
Distribution fees - R-2	30	N/A	22
Distribution fees - R-3	51	N/A	75
Distribution fees - R-4	17	N/A	21
Administrative service fees - R-1	15	N/A	12
Administrative service fees - R-2	20	N/A	15
Administrative service fees - R-3	15	N/A	21
Administrative service fees - R-4	5	N/A	6
Administrative service fees - R-5	3	N/A	4
Registration fees - Class A	7	7	7
Registration fees - Class B	7	5	6
Registration fees - Class C	8	8	7
Registration fees - Class J	7	N/A	8
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	11	N/A	51
Service fees - R-1	14	N/A	11
Service fees - R-2	25	N/A	18
Service fees - R-3	51	N/A	75
Service fees - R-4	42	N/A	53
Service fees - R-5	77	N/A	94
Shareholder meeting expense - Class A	8	1	20
Shareholder meeting expense - Class B	1	–	2
Shareholder meeting expense - Class C	–	–	1
Shareholder meeting expense - Class J	14	N/A	15
Shareholder meeting expense - Institutional	1	N/A	2
Shareholder reports - Class A	10	4	28
Shareholder reports - Class B	1	–	4
Shareholder reports - Class C	–	–	1
Shareholder reports - Class J	30	N/A	30
Shareholder reports - Institutional	–	N/A	7
Transfer agent fees - Class A	140	43	378
Transfer agent fees - Class B	17	5	45
Transfer agent fees - Class C	9	5	19
Transfer agent fees - Class J	156	N/A	186
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	1	N/A	33
Custodian fees	16	1	302
Directors' expenses	12	5	17
Interest expense and fees	–	53	–
Professional fees	10	9	16
Other expenses	13	2	16
Total Gross Expenses	6,809	964	14,744
Less: Reimbursement from Manager - Class A	59	–	–
Less: Reimbursement from Manager - Class B	24	5	27
Less: Reimbursement from Manager - Class C	9	–	18
Less: Reimbursement from Manager - Class J	13	N/A	–
Less: Reimbursement from Manager - Class P	N/A	N/A	9
Less: Reimbursement from Manager - Institutional	12	N/A	–
Less: Reimbursement from Distributor - Class J	183	N/A	173
Total Net Expenses	6,509	959	14,517
Net Investment Income (Loss)	33,288	4,736	30,775

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	4,233	311	(8,683)
Foreign currency transactions	208	–	(525)
Swap agreements	(1,846)	–	–
Change in unrealized appreciation/depreciation of:
Investments	44,408	10,125	152,174
Swap agreements	(1,209)	–	–
Translation of assets and liabilities in foreign currencies	(111)	–	253
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	45,683	10,436	143,219
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,971	$15,172	$173,994

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$71,537	$28,372	$6,454
Withholding tax	(1,662)	(500)	(285)
Interest	50	82,410	1
Total Income	69,925	110,282	6,170
Expenses:
Management and investment advisory fees	9,520	11,782	1,774
Distribution fees - Class A	799	1,435	16
Distribution fees - Class B	426	N/A	N/A
Distribution fees - Class C	519	4,195	15
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	6	N/A	N/A
Distribution fees - R-3	35	N/A	N/A
Distribution fees - R-4	8	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	4	N/A	N/A
Administrative service fees - R-3	10	N/A	N/A
Administrative service fees - R-4	2	N/A	N/A
Administrative service fees - R-5	2	N/A	N/A
Registration fees - Class A	9	71	7
Registration fees - Class B	6	N/A	N/A
Registration fees - Class C	7	41	7
Registration fees - Class P	9	28	11
Registration fees - Institutional	50	28	21
Service fees - R-1	3	N/A	N/A
Service fees - R-2	5	N/A	N/A
Service fees - R-3	35	N/A	N/A
Service fees - R-4	21	N/A	N/A
Service fees - R-5	49	N/A	N/A
Shareholder meeting expense - Class A	19	17	1
Shareholder meeting expense - Class B	4	N/A	N/A
Shareholder meeting expense - Class C	3	11	–
Shareholder meeting expense - Class P	1	5	–
Shareholder meeting expense - Institutional	1	2	2
Shareholder reports - Class A	44	66	2
Shareholder reports - Class B	13	N/A	N/A
Shareholder reports - Class C	7	38	–
Shareholder reports - Class P	3	31	4
Shareholder reports - Institutional	1	13	1
Transfer agent fees - Class A	569	522	18
Transfer agent fees - Class B	148	N/A	N/A
Transfer agent fees - Class C	77	391	6
Transfer agent fees - Class P	12	192	2
Transfer agent fees - Institutional	20	50	46
Custodian fees	4	67	32
Directors' expenses	30	37	2
Professional fees	9	19	11
Other expenses	24	48	1
Total Gross Expenses	12,523	19,089	1,979
Less: Reimbursement from Manager - Class A	–	–	10
Less: Reimbursement from Manager - Class C	–	–	10
Less: Reimbursement from Manager - Class P	–	–	14
Less: Reimbursement from Manager - Institutional	–	–	14
Total Net Expenses	12,523	19,089	1,931
Net Investment Income (Loss)	57,402	91,193	4,239

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(3,292)	29,224	(1,392)
Foreign currency transactions	–	464	97
Options and swaptions	–	1,947	–
Other investment companies	–	16	–
Change in unrealized appreciation/depreciation of:
Investments	331,574	113,238	43,444
Options and swaptions	–	(1,438)	–
Translation of assets and liabilities in foreign currencies	–	(434)	297
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	328,282	143,017	42,446
Net Increase (Decrease) in Net Assets Resulting from Operations	$385,684	$234,210	$46,685

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$1,793	$4
Withholding tax	–	(66)	(9)
Interest	32,842	135,922	45,644
Total Income	32,842	137,649	45,639
Expenses:
Management and investment advisory fees	4,354	9,025	4,289
Distribution fees - Class A	544	2,190	348
Distribution fees - Class B	78	244	90
Distribution fees - Class C	433	2,681	334
Distribution fees - Class J	290	N/A	143
Distribution fees - R-1	7	N/A	1
Distribution fees - R-2	10	N/A	1
Distribution fees - R-3	27	N/A	13
Distribution fees - R-4	5	N/A	1
Administrative service fees - R-1	5	N/A	1
Administrative service fees - R-2	7	N/A	–
Administrative service fees - R-3	8	N/A	4
Administrative service fees - R-4	1	N/A	–
Administrative service fees - R-5	1	N/A	1
Registration fees - Class A	18	31	15
Registration fees - Class B	7	7	7
Registration fees - Class C	10	16	10
Registration fees - Class J	11	N/A	11
Registration fees - Class P	9	29	8
Registration fees - Institutional	12	8	20
Service fees - R-1	5	N/A	–
Service fees - R-2	8	N/A	1
Service fees - R-3	27	N/A	13
Service fees - R-4	13	N/A	4
Service fees - R-5	22	N/A	15
Shareholder meeting expense - Class A	13	29	6
Shareholder meeting expense - Class B	1	1	1
Shareholder meeting expense - Class C	1	9	1
Shareholder meeting expense - Class J	9	N/A	2
Shareholder meeting expense - Class P	–	8	–
Shareholder meeting expense - Institutional	–	5	2
Shareholder reports - Class A	21	93	13
Shareholder reports - Class B	2	4	1
Shareholder reports - Class C	3	28	3
Shareholder reports - Class J	15	N/A	–
Shareholder reports - Class P	1	44	1
Shareholder reports - Institutional	–	23	7
Transfer agent fees - Class A	294	1,120	175
Transfer agent fees - Class B	33	45	26
Transfer agent fees - Class C	40	284	44
Transfer agent fees - Class J	130	N/A	85
Transfer agent fees - Class P	6	221	4
Transfer agent fees - Institutional	2	159	43
Custodian fees	5	9	2
Directors' expenses	13	47	10
Professional fees	10	11	10
Other expenses	11	34	10
Total Gross Expenses	6,522	16,405	5,776
Less: Reimbursement from Manager - Class B	31	–	–
Less: Reimbursement from Manager - Class C	1	–	–
Less: Reimbursement from Manager - Class J	17	N/A	–
Less: Reimbursement from Manager - Class P	–	–	3
Less: Reimbursement from Manager - Institutional	–	33	–
Less: Reimbursement from Manager - R-1	2	N/A	–
Less: Reimbursement from Manager - R-2	3	N/A	–
Less: Reimbursement from Manager - R-3	10	N/A	–
Less: Reimbursement from Manager - R-4	5	N/A	–
Less: Reimbursement from Manager - R-5	8	N/A	–
Less: Reimbursement from Distributor - Class A	218	–	–
Less: Reimbursement from Distributor - Class J	119	N/A	58
Total Net Expenses	6,108	16,372	5,715
Net Investment Income (Loss)	26,734	121,277	39,924

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	11,684	30,609	(6,754)
Foreign currency transactions	–	63	(5)
Swap agreements	–	(443)	–
Change in unrealized appreciation/depreciation of:
Investments	3,374	78,808	36,239
Swap agreements	–	1,365	–
Translation of assets and liabilities in foreign currencies	–	19	3
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	15,058	110,421	29,483
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,792	$231,698	$69,407

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

		International
	Inflation	Emerging	LargeCap
Amounts in thousands	Protection Fund	Markets Fund	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$16,628	$13,100
Withholding tax	–	(1,493)	(27)
Interest	4,467	12	48
Total Income	4,467	15,147	13,121
Expenses:
Management and investment advisory fees	1,545	8,931	7,383
Distribution fees - Class A	37	142	373
Distribution fees - Class B	N/A	48	57
Distribution fees - Class C	33	62	56
Distribution fees - Class J	33	380	99
Distribution fees - R-1	3	11	27
Distribution fees - R-2	2	16	13
Distribution fees - R-3	7	47	42
Distribution fees - R-4	1	12	10
Administrative service fees - R-1	2	8	21
Administrative service fees - R-2	1	10	9
Administrative service fees - R-3	2	13	12
Administrative service fees - R-4	1	4	3
Administrative service fees - R-5	–	2	6
Registration fees - Class A	9	8	5
Registration fees - Class B	N/A	7	7
Registration fees - Class C	8	8	8
Registration fees - Class J	8	5	7
Registration fees - Class P	N/A	8	8
Registration fees - Institutional	14	15	6
Service fees - R-1	2	8	19
Service fees - R-2	1	13	10
Service fees - R-3	7	47	42
Service fees - R-4	1	30	26
Service fees - R-5	4	42	157
Shareholder meeting expense - Class A	1	9	25
Shareholder meeting expense - Class B	N/A	2	2
Shareholder meeting expense - Class C	–	1	1
Shareholder meeting expense - Class J	1	11	3
Shareholder meeting expense - Institutional	–	4	3
Shareholder reports - Class A	2	14	45
Shareholder reports - Class B	N/A	2	3
Shareholder reports - Class C	–	2	1
Shareholder reports - Class J	1	21	6
Shareholder reports - Institutional	–	23	17
Transfer agent fees - Class A	24	170	533
Transfer agent fees - Class B	N/A	31	40
Transfer agent fees - Class C	7	21	15
Transfer agent fees - Class J	39	147	43
Transfer agent fees - Class P	N/A	1	1
Transfer agent fees - Institutional	1	53	33
Custodian fees	2	637	3
Directors' expenses	7	11	15
Professional fees	9	15	9
Other expenses	6	13	16
Total Gross Expenses	1,821	11,065	9,220
Less: Reimbursement from Manager - Class B	N/A	17	16
Less: Reimbursement from Manager - Class C	7	–	–
Less: Reimbursement from Manager - Class J	13	–	–
Less: Reimbursement from Manager - Class P	N/A	8	8
Less: Reimbursement from Distributor - Class J	14	156	41
Total Net Expenses	1,787	10,884	9,155
Net Investment Income (Loss)	2,680	4,263	3,966

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	38,762	(10,640)	129,388
Foreign currency transactions	87	(951)	–
Futures contracts	(2,312)	–	–
Swap agreements	(160)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(14,148)	108,394	175,049
Futures contracts	1,748	–	–
Swap agreements	(445)	–	–
Translation of assets and liabilities in foreign currencies	18	(74)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	23,550	96,729	304,437
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,230	$100,992	$308,403

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	LargeCap S&P 500	LargeCap
Amounts in thousands	Index Fund	Value Fund	MidCap Blend Fund
Net Investment Income (Loss)
Income:
Dividends	$26,246	$16,910	$13,451
Withholding tax	(1)	(20)	(192)
Interest	38	14	15
Total Income	26,283	16,904	13,274
Expenses:
Management and investment advisory fees	1,845	3,366	6,695
Distribution fees - Class A	119	201	980
Distribution fees - Class B	N/A	18	133
Distribution fees - Class C	39	10	262
Distribution fees - Class J	749	104	462
Distribution fees - R-1	29	2	4
Distribution fees - R-2	55	3	19
Distribution fees - R-3	176	4	33
Distribution fees - R-4	61	1	28
Administrative service fees - R-1	23	2	4
Administrative service fees - R-2	37	2	12
Administrative service fees - R-3	49	1	9
Administrative service fees - R-4	19	1	8
Administrative service fees - R-5	11	–	3
Registration fees - Class A	9	6	20
Registration fees - Class B	N/A	7	7
Registration fees - Class C	7	7	8
Registration fees - Class J	8	8	9
Registration fees - Class P	N/A	N/A	16
Registration fees - Institutional	17	19	16
Service fees - R-1	21	1	3
Service fees - R-2	46	3	16
Service fees - R-3	176	3	33
Service fees - R-4	154	3	70
Service fees - R-5	281	6	72
Shareholder meeting expense - Class A	14	13	33
Shareholder meeting expense - Class B	N/A	1	3
Shareholder meeting expense - Class C	–	–	2
Shareholder meeting expense - Class J	19	3	12
Shareholder meeting expense - Class P	N/A	N/A	1
Shareholder meeting expense - Institutional	2	2	1
Shareholder reports - Class A	16	19	51
Shareholder reports - Class B	N/A	1	6
Shareholder reports - Class C	–	–	3
Shareholder reports - Class J	35	9	31
Shareholder reports - Class P	N/A	N/A	3
Shareholder reports - Institutional	9	9	7
Transfer agent fees - Class A	246	223	642
Transfer agent fees - Class B	N/A	15	64
Transfer agent fees - Class C	9	5	37
Transfer agent fees - Class J	212	51	163
Transfer agent fees - Class P	N/A	N/A	82
Transfer agent fees - Institutional	51	50	52
Custodian fees	5	4	8
Directors' expenses	20	7	23
Professional fees	9	8	8
Other expenses	29	7	17
Total Gross Expenses	4,607	4,205	10,171
Less: Reimbursement from Manager - Class B	N/A	14	18
Less: Reimbursement from Manager - Class C	11	10	–
Less: Reimbursement from Distributor - Class J	306	43	189
Total Net Expenses	4,290	4,138	9,964
Net Investment Income (Loss)	21,993	12,766	3,310

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,437	35,547	50,177
Foreign currency transactions	–	–	1
Futures contracts	8,794	3,131	–
Change in unrealized appreciation/depreciation of:
Investments	261,394	139,486	239,851
Futures contracts	897	(1,267)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	272,522	176,897	290,029
Net Increase (Decrease) in Net Assets Resulting from Operations	$294,515	$189,663	$293,339

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Six Months Ended April 30, 2012 (unaudited)
	Money	Principal Capital	Real Estate
Amounts in thousands	Market Fund(a)	Appreciation Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$15,793	$22,972
Withholding tax	–	(35)	–
Interest	1,853	20	11
Total Income	1,853	15,778	22,983
Expenses:
Management and investment advisory fees	2,512	4,075	7,208
Distribution fees - Class A	–	738	171
Distribution fees - Class B	101	264	41
Distribution fees - Class C	118	120	90
Distribution fees - Class J	380	N/A	301
Distribution fees - R-1	12	3	12
Distribution fees - R-2	24	3	20
Distribution fees - R-3	45	11	52
Distribution fees - R-4	9	4	18
Administrative service fees - R-1	9	3	10
Administrative service fees - R-2	16	2	14
Administrative service fees - R-3	13	3	14
Administrative service fees - R-4	3	1	5
Administrative service fees - R-5	3	1	5
Registration fees - Class A	26	16	12
Registration fees - Class B	7	7	7
Registration fees - Class C	9	8	8
Registration fees - Class J	14	N/A	7
Registration fees - Class P	N/A	8	10
Registration fees - Institutional	28	20	6
Service fees - R-1	8	2	9
Service fees - R-2	20	2	17
Service fees - R-3	46	12	52
Service fees - R-4	23	9	43
Service fees - R-5	85	24	126
Shareholder meeting expense	–	11	–
Shareholder meeting expense - Class A	17	19	8
Shareholder meeting expense - Class B	1	3	1
Shareholder meeting expense - Class C	1	1	1
Shareholder meeting expense - Class J	18	N/A	11
Shareholder meeting expense - Institutional	–	1	4
Shareholder reports - Class A	24	52	14
Shareholder reports - Class B	2	11	2
Shareholder reports - Class C	1	2	2
Shareholder reports - Class J	65	N/A	32
Shareholder reports - Class P	N/A	1	1
Shareholder reports - Institutional	14	–	25
Transfer agent fees - Class A	371	564	159
Transfer agent fees - Class B	26	115	27
Transfer agent fees - Class C	17	28	20
Transfer agent fees - Class J	238	N/A	128
Transfer agent fees - Class P	N/A	5	6
Transfer agent fees - Institutional	3	7	33
Custodian fees	3	5	2
Directors' expenses	22	15	18
Professional fees	12	8	8
Other expenses	14	10	14
Total Gross Expenses	4,360	6,194	8,774
Less: Reimbursement from Manager - Class A	717	–	–
Less: Reimbursement from Manager - Class B	123	5	21
Less: Reimbursement from Manager - Class C	41	–	–
Less: Reimbursement from Manager - Class J	882	N/A	–
Less: Reimbursement from Manager - Class P	N/A	5	–
Less: Reimbursement from Manager - Institutional	204	–	–
Less: Reimbursement from Manager - R-1	22	–	–
Less: Reimbursement from Manager - R-2	44	–	–
Less: Reimbursement from Manager - R-3	78	–	–
Less: Reimbursement from Manager - R-4	36	–	–
Less: Reimbursement from Manager - R-5	127	–	–
Less: Reimbursement from Distributor - Class B	25	–	–
Less: Reimbursement from Distributor - Class C	118	–	–
Less: Reimbursement from Distributor - Class J	–	N/A	123
Less: Reimbursement from Distributor - R-1	12	–	–
Less: Reimbursement from Distributor - R-2	24	–	–
Less: Reimbursement from Distributor - R-3	45	–	–
Less: Reimbursement from Distributor - R-4	9	–	–
Total Net Expenses	1,853	6,184	8,630
Net Investment Income (Loss)	–	9,594	14,353

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	10,594	120,941
Change in unrealized appreciation/depreciation of:
Investments	–	168,526	102,110
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	–	179,120	223,051
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$188,714	$237,404

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Short-Term	SmallCap	Tax-Exempt
Amounts in thousands	Income Fund	Blend Fund	Bond Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$1,247	$–
Interest	16,163	4	6,039
Total Income	16,163	1,251	6,039
Expenses:
Management and investment advisory fees	2,518	1,052	540
Distribution fees - Class A	228	125	287
Distribution fees - Class B	N/A	23	13
Distribution fees - Class C	451	24	39
Distribution fees - Class J	173	254	N/A
Distribution fees - R-1	2	2	N/A
Distribution fees - R-2	1	3	N/A
Distribution fees - R-3	4	3	N/A
Distribution fees - R-4	1	2	N/A
Administrative service fees - R-1	2	2	N/A
Administrative service fees - R-2	1	2	N/A
Administrative service fees - R-3	1	1	N/A
Registration fees - Class A	17	8	10
Registration fees - Class B	N/A	7	8
Registration fees - Class C	8	7	8
Registration fees - Class J	11	7	N/A
Registration fees - Class P	9	N/A	N/A
Registration fees - Institutional	24	7	N/A
Service fees - R-1	1	1	N/A
Service fees - R-2	1	3	N/A
Service fees - R-3	4	3	N/A
Service fees - R-4	2	4	N/A
Service fees - R-5	3	8	N/A
Shareholder meeting expense - Class A	8	11	2
Shareholder meeting expense - Class B	N/A	1	–
Shareholder meeting expense - Class C	2	–	–
Shareholder meeting expense - Class J	4	11	N/A
Shareholder meeting expense - Institutional	2	–	N/A
Shareholder reports - Class A	17	16	5
Shareholder reports - Class B	N/A	2	–
Shareholder reports - Class C	4	–	–
Shareholder reports - Class J	2	24	N/A
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	10	–	N/A
Transfer agent fees - Class A	240	146	58
Transfer agent fees - Class B	N/A	17	4
Transfer agent fees - Class C	52	7	5
Transfer agent fees - Class J	84	80	N/A
Transfer agent fees - Class P	14	N/A	N/A
Transfer agent fees - Institutional	62	1	N/A
Custodian fees	4	4	1
Directors' expenses	12	6	5
Interest expense and fees	–	–	32
Professional fees	10	8	9
Other expenses	8	3	3
Total Gross Expenses	3,998	1,885	1,029
Less: Reimbursement from Manager - Class B	N/A	14	10
Less: Reimbursement from Manager - Class C	–	7	8
Less: Reimbursement from Manager - Institutional	–	1	N/A
Less: Reimbursement from Manager - R-3	1	–	N/A
Less: Reimbursement from Distributor - Class J	71	106	N/A
Total Net Expenses	3,926	1,757	1,011
Net Investment Income (Loss)	12,237	(506)	5,028

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,917	22,841	38
Futures contracts	(1,135)	415	–
Change in unrealized appreciation/depreciation of:
Investments	9,778	6,197	9,584
Futures contracts	(402)	(173)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	12,158	29,280	9,622
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,395	$28,774	$14,650

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Bond & Mortgage Securities Fund

										Period Ended				Year Ended
										April 30, 2012				October 31, 2011
Operations
Net investment income (loss)									$			33,288		$74,168
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												2,595		(28,343)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies												43,088		41,041
		Net Increase (Decrease) in Net Assets Resulting from Operations										78,971		86,866

Dividends and Distributions to Shareholders
From net investment income										(36,205)				(75,766)
From tax return of capital												–		(1,891)
						Total Dividends and Distributions				(36,205)				(77,657)

Capital Share Transactions
Net increase (decrease) in capital share transactions												21,285		9,766
					Total increase (decrease) in net assets							64,051		18,975

Net Assets
Beginning of period										1,995,025				1,976,050
End of period (including undistributed net investment income as set forth below)										$2,059,076				$1,995,025
Undistributed (overdistributed) net investment income (loss)									$			(2,576)		$341

	Class A	Class B		Class C	Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$10,566	$159		$1,641	$10,751	$87,104	$1,860	$2,758		$6,058		$4,817		$6,519
Reinvested	2,037	75		81	3,187	27,949	155	299		648		551		1,065
Redeemed	(12,941)	(2,101)		(1,421)	(21,762)	(80,813)	(2,229)	(4,047)		(8,402)		(3,333)		(9,946)
Net Increase (Decrease)	$(338)	$(1,867	) $	301	$(7,824)	$34,240	$(214)	$(990)		$(1,696	) $	2,035		$(2,362)
Shares:
Sold	987	15		152	1,000	8,124	175	260		570		444		612
Reinvested	190	7		8	295	2,604	14	28		61		51		99
Redeemed	(1,209)	(195)		(132)	(2,021)	(7,514)	(209)	(382)		(789)		(308)		(936)
Net Increase (Decrease)	(32)	(173)		28	(726)	3,214	(20)	(94)		(158)		187		(225)
Year Ended October 31, 2011
Dollars:
Sold	$14,352	$406		$2,717	$24,839	$98,868	$2,967	$4,013		$10,921		$7,112		$27,390
Reinvested	4,522	244		151	7,270	58,806	339	777		1,448		1,260		2,479
Redeemed	(23,624)	(4,520)		(1,760)	(39,243)	(124,693)	(2,862)	(12,963)		(13,108)		(12,157)		(26,185)
Net Increase (Decrease)	$(4,750)	$(3,870	) $	1,108	$(7,134)	$32,981	$444	$(8,173)		$(739	) $	(3,785	) $	3,684
Shares:
Sold	1,360	38		258	2,341	9,382	282	385		1,047		667		2,602
Reinvested	429	23		14	687	5,589	32	74		138		118		236
Redeemed	(2,247)	(428)		(168)	(3,708)	(11,886)	(272)	(1,250)		(1,254)		(1,146)		(2,498)
Net Increase (Decrease)	(458)	(367)		104	(680)	3,085	42	(791)		(69)		(361)		340

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,151)	$(78	) $	(92)	$(3,215)	$(27,951)	$(155)	$(299)		$(648	) $	(551	) $	(1,065)
From net realized gain on
investments	–	–		–	–	–	–	–		–		–		–
Total Dividends and
Distributions	$(2,151)	$(78	) $	(92)	$(3,215)	$(27,951)	$(155)	$(299)		$(648	) $	(551	) $	(1,065)
Year Ended October 31, 2011
From net investment
income	$(4,674)	$(247	) $	(166)	$(7,150)	$(57,379)	$(331)	$(758)		$(1,413	) $	(1,229	) $	(2,419)
From net realized gain on
investments	–	–		–	–	–	–	–		–		–		–
From tax return of capital	(117)	(6)		(4)	(179)	(1,432)	(8)	(19)		(35)		(31)		(60)
Total Dividends and
Distributions	$(4,791)	$(253	) $	(170)	$(7,329)	$(58,811)	$(339)	$(777)		$(1,448	) $	(1,260	) $	(2,479)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						California Municipal Fund

						Period Ended	Year Ended
						April 30, 2012	October 31, 2011
Operations
Net investment income (loss)						$4,736	$11,013
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions						311	(6,011)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies						10,125	(4,403)
			Net Increase (Decrease) in Net Assets Resulting from Operations			15,172	599

Dividends and Distributions to Shareholders
From net investment income						(4,681)	(11,159)
					Total Dividends and Distributions	(4,681)	(11,159)

Capital Share Transactions
Net increase (decrease) in capital share transactions						234	(57,592)
					Total increase (decrease) in net assets	10,725	(68,152)

Net Assets
Beginning of period						214,707	282,859
End of period (including undistributed net investment income as set forth below)						$225,432	$214,707
Undistributed (overdistributed) net investment income (loss)						$526	$471

	Class A		Class B		Class C
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$12,505		$19		$1,180
Reinvested	4,045		37		149
Redeemed		(15,886)	(698)		(1,117)
Net Increase (Decrease)	$664		$(642	) $	212
Shares:
Sold	1,244		2		117
Reinvested	403		4		15
Redeemed		(1,586)	(70)		(111)
Net Increase (Decrease)	61		(64)		21
Year Ended October 31, 2011
Dollars:
Sold	$16,699		$9		$1,021
Reinvested	7,085		163		301
Redeemed		(68,099)	(10,274)		(4,497)
Net Increase (Decrease)	$(44,315	) $	(10,102	) $	(3,175)
Shares:
Sold	1,774		1		106
Reinvested	752		18		32
Redeemed		(7,286)	(1,103)		(488)
Net Increase (Decrease)		(4,760)	(1,084)		(350)

Distributions:
Period Ended April 30, 2012
From net investment income	$ (4,471	) $	(41	) $	(169)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions	$ (4,471	) $	(41	) $	(169)
Year Ended October 31, 2011
From net investment income	$ (10,492)		$ (254	) $	(413)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions	$ (10,492)		$ (254	) $	(413)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Diversified International Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$30,775	$	35,421
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										(9,208)	107,754
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									152,427		(187,980)
		Net Increase (Decrease) in Net Assets Resulting from Operations							173,994		(44,805)

Dividends and Distributions to Shareholders
From net investment income									(40,930)		(23,568)
					Total Dividends and Distributions				(40,930)		(23,568)

Capital Share Transactions
Net increase (decrease) in capital share transactions									212,968		1,052,828
				Total increase (decrease) in net assets					346,032		984,455

Net Assets
Beginning of period									2,776,210		1,791,755
End of period (including undistributed net investment income as set forth below)									$3,122,242		$2,776,210
Undistributed (overdistributed) net investment income (loss)										$18,626	$	28,781

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$8,923	$83	$659	$9,122	$149	$275,456	$996		$872	$2,833	$4,894	$7,870
Reinvested	2,261	–	30	2,207	7	33,918	58		114	610	504	997
Redeemed	(23,879)	(3,101)	(1,236)	(20,003)	(92)	(58,781)	(1,018)		(1,889)	(8,931)	(6,463)	(14,202)
Net Increase (Decrease)	$(12,695)	$(3,018)	$(547)	$(8,674)	$64	$250,593	$36		$(903)	$(5,488)	$(1,065)	$(5,335)
Shares:
Sold	955	10	69	994	16	29,159	108		93	307	509	815
Reinvested	255	–	3	251	1	3,845	7		13	69	56	112
Redeemed	(2,548)	(329)	(131)	(2,161)	(10)	(6,343)	(108)		(207)	(944)	(673)	(1,506)
Net Increase (Decrease)	(1,338)	(319)	(59)	(916)	7	26,661	7		(101)	(568)	(108)	(579)
Year Ended October 31, 2011
Dollars:
Sold	$20,687	$117	$1,897	$19,528	$973	$297,570	$1,347		$1,962	$8,963	$8,246	$22,836
Issued in acquisitions	7,826	–	528	34,227	–	862,088	967		2,158	7,084	2,497	4,631
Reinvested	2,137	–	36	1,649	–	16,574	54		126	614	516	1,072
Redeemed	(47,238)	(6,809)	(3,120)	(34,510)	(203)	(117,152)	(3,060)		(8,044)	(20,060)	(14,615)	(21,271)
Net Increase (Decrease)	$(16,588)	$(6,692)	$(659)	$20,894	$770	$1,059,080	$(692	) $	(3,798)	$(3,399)	$(3,356)	$7,268
Shares:
Sold	2,069	11	187	1,956	96	29,689	133		195	889	804	2,247
Issued in acquisitions	844	–	57	3,726	–	93,064	105		235	768	267	496
Reinvested	210	–	4	164	–	1,638	5		13	61	50	105
Redeemed	(4,686)	(679)	(312)	(3,468)	(21)	(11,716)	(302)		(801)	(2,052)	(1,465)	(2,097)
Net Increase (Decrease)	(1,563)	(668)	(64)	2,378	75	112,675	(59)		(358)	(334)	(344)	751

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,464)	$–	$(32)	$(2,209)	$(11)	$(33,931)	$(58	) $	(114)	$(610)	$(504)	$(997)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(2,464)	$–	$(32)	$(2,209)	$(11)	$(33,931)	$(58	) $	(114)	$(610)	$(504)	$(997)
Year Ended October 31, 2011
From net investment
income	$(2,327)	$–	$(39)	$(1,651)	$–	$(17,169)	$(54	) $	(126)	$(614)	$(516)	$(1,072)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(2,327)	$–	$(39)	$(1,651)	$–	$(17,169)	$(54	) $	(126)	$(614)	$(516)	$(1,072)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Equity Income Fund

									Period Ended			Year Ended
									April 30, 2012			October 31, 2011
Operations
Net investment income (loss)									$		57,402	$100,915
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											(3,292)	(4,299)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										331,574		117,522
		Net Increase (Decrease) in Net Assets Resulting from Operations								385,684		214,138

Dividends and Distributions to Shareholders
From net investment income										(53,280)		(96,794)
					Total Dividends and Distributions					(53,280)		(96,794)

Capital Share Transactions
Net increase (decrease) in capital share transactions										534,710		625,518
					Total increase (decrease) in net assets					867,114		742,862

Net Assets
Beginning of period									3,423,855			2,680,993
End of period (including undistributed net investment income as set forth below)									$4,290,969			$3,423,855
Undistributed (overdistributed) net investment income (loss)									$		24,048	$19,926

	Class A	Class B	Class C	Class P	Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$91,414	$492	$8,863	$9,568	$537,392	$492	$1,462		$13,696		$9,867	$17,261
Reinvested	7,745	667	793	357	41,119	30	48		339		233	553
Redeemed	(70,142)	(17,523)	(9,758)	(5,516)	(94,874)	(505)	(331)		(3,411)		(2,344)	(3,277)
Net Increase (Decrease)	$29,017	$(16,364)	$(102)	$4,409	$483,637	$17	$1,179		$10,624		$7,756	$14,537
Shares:
Sold	4,951	27	489	518	28,673	27	80		740		549	961
Reinvested	420	37	44	19	2,225	2	3		18		12	30
Redeemed	(3,828)	(958)	(543)	(302)	(5,154)	(27)	(18)		(184)		(126)	(178)
Net Increase (Decrease)	1,543	(894)	(10)	235	25,744	2	65		574		435	813
Year Ended October 31, 2011
Dollars:
Sold	$142,531	$1,320	$19,466	$36,421	$876,457	$2,637	$3,895		$20,819		$12,147	$23,934
Reinvested	14,854	1,585	1,609	333	74,552	43	41		415		154	517
Redeemed	(197,249)	(36,807)	(26,478)	(3,044)	(335,894)	(541)	(993)		(2,293)		(1,944)	(2,969)
Net Increase (Decrease)	$(39,864) $	(33,902)	$(5,403)	$33,710	$615,115	$2,139	$2,943		$18,941		$10,357	$21,482
Shares:
Sold	8,072	76	1,128	2,004	50,462	150	220		1,179		685	1,366
Reinvested	854	92	94	19	4,278	2	2		24		9	30
Redeemed	(11,143)	(2,097)	(1,536)	(179)	(18,975)	(32)	(55)		(133)		(111)	(168)
Net Increase (Decrease)	(2,217)	(1,929)	(314)	1,844	35,765	120	167		1,070		583	1,228

Distributions:
Period Ended April 30, 2012
From net investment
income	$(8,179)	$(693)	$(989)	$(495)	$(41,721)	$(30)	$(48	) $	(339	) $	(233)	$(553)
From net realized gain on
investments	–	–	–	–	–	–	–		–		–	–
Total Dividends and
Distributions	$(8,179)	$(693)	$(989)	$(495)	$(41,721)	$(30)	$(48	) $	(339	) $	(233)	$(553)
Year Ended October 31, 2011
From net investment
income	$(16,471)	$(1,774)	$(2,028)	$(476)	$(74,875)	$(43)	$(41	) $	(415	) $	(154)	$(517)
From net realized gain on
investments	–	–	–	–	–	–	–		–		–	–
Total Dividends and
Distributions	$(16,471)	$(1,774)	$(2,028)	$(476)	$(74,875)	$(43)	$(41	) $	(415	) $	(154)	$(517)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Diversified Income Fund

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$91,193	$130,044
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							31,651	6,000
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							111,366	(100,438)
		Net Increase (Decrease) in Net Assets Resulting from Operations					234,210	35,606

Dividends and Distributions to Shareholders
From net investment income							(88,998)	(116,847)
From net realized gain on investments							(8,978)	(12,050)
						Total Dividends and Distributions	(97,976)	(128,897)

Capital Share Transactions
Net increase (decrease) in capital share transactions							979,421	1,640,152
						Total increase (decrease) in net assets	1,115,655	1,546,861

Net Assets
Beginning of period							2,698,269	1,151,408
End of period (including undistributed net investment income as set forth below)							$3,813,924	$2,698,269
Undistributed (overdistributed) net investment income (loss)							$17,910	$15,715

	Class A	Class C		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$481,947	$318,845		$343,014		$122,334
Reinvested	31,163	15,996		9,548		18,312
Redeemed	(163,580)	(63,511)		(82,792)		(51,855)
Net Increase (Decrease)	$349,530	$271,330		$269,770		$88,791
Shares:
Sold	36,372	24,110		26,019		9,182
Reinvested	2,369	1,222		728		1,398
Redeemed	(12,416)	(4,844)		(6,324)		(3,959)
Net Increase (Decrease)	26,325	20,488		20,423		6,621
Year Ended October 31, 2011
Dollars:
Sold	$1,002,450	$504,968		$519,521		$399,001
Reinvested	40,617	17,377		5,011		29,347
Redeemed	(645,363)	(67,547)		(85,239)		(79,991)
Net Increase (Decrease)	$397,704	$454,798		$439,293		$348,357
Shares:
Sold	74,684	37,798		38,697		29,840
Reinvested	3,055	1,315		382		2,213
Redeemed	(48,160)	(5,137)		(6,639)		(6,074)
Net Increase (Decrease)	29,579	33,976		32,440		25,979

Distributions:
Period Ended April 30, 2012
From net investment
income	$(33,087)	$(21,269	) $	(16,827	) $	(17,815)
From net realized gain on
investments	(3,275)	(2,416)		(1,535)		(1,752)
Total Dividends and
Distributions	$(36,362)	$(23,685	) $	(18,362	) $	(19,567)
Year Ended October 31, 2011
From net investment
income	$(51,742)	$(26,171	) $	(10,575	) $	(28,359)
From net realized gain on
investments	(5,886)	(2,875)		(17)		(3,272)
Total Dividends and
Distributions	$(57,628)	$(29,046	) $	(10,592	) $	(31,631)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Real Estate Securities Fund

								Period Ended	Year Ended
								April 30, 2012	October 31, 2011
Operations
Net investment income (loss)								$4,239	$3,006
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(1,295)	(2,825)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								43,741	(8,308)
			Net Increase (Decrease) in Net Assets Resulting from Operations					46,685	(8,127)

Dividends and Distributions to Shareholders
From net investment income								(5,423)	(3,381)
From net realized gain on investments								–	(584)
							Total Dividends and Distributions	(5,423)	(3,965)

Capital Share Transactions
Net increase (decrease) in capital share transactions								472,692	259,814
							Total increase (decrease) in net assets	513,954	247,722

Net Assets
Beginning of period								265,922	18,200
End of period (including undistributed net investment income as set forth below)								$779,876	$265,922
Undistributed (overdistributed) net investment income (loss)								$(669)	$515

	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,489		$637		$1,445		$471,615
Reinvested	148		22		21		5,150
Redeemed	(2,995)		(456)		(681)		(5,703)
Net Increase (Decrease)	$642		$203		$785		$471,062
Shares:
Sold	499		94		200		63,179
Reinvested	23		4		3		739
Redeemed	(461)		(69)		(97)		(777)
Net Increase (Decrease)	61		29		106		63,141
Year Ended October 31, 2011
Dollars:
Sold	$11,378		$1,911		$11,961		$261,504
Reinvested	242		13		34		3,598
Redeemed	(15,094)		(391)		(8,620)		(6,722)
Net Increase (Decrease)	$(3,474	) $	1,533		$3,375		$258,380
Shares:
Sold	1,643		278		1,596		35,196
Reinvested	36		2		5		513
Redeemed	(2,125)		(58)		(1,123)		(895)
Net Increase (Decrease)	(446)		222		478		34,814

Distributions:
Period Ended April 30, 2012
From net investment
income	$(179	) $	(37	) $	(57	) $	(5,150)
From net realized gain on
investments	–		–		–		–
Total Dividends and
Distributions	$(179	) $	(37	) $	(57	) $	(5,150)
Year Ended October 31, 2011
From net investment
income	$(189	) $	(16	) $	(54	) $	(3,122)
From net realized gain on
investments	(98)		(9)		–		(477)
Total Dividends and
Distributions	$(287	) $	(25	) $	(54	) $	(3,599)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Government & High Quality Bond Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$26,734	$			57,524
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										11,684				26,052
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies										3,374				(22,304)
		Net Increase (Decrease) in Net Assets Resulting from Operations								41,792				61,272

Dividends and Distributions to Shareholders
From net investment income										(32,843)				(64,498)
						Total Dividends and Distributions				(32,843)				(64,498)

Capital Share Transactions
Net increase (decrease) in capital share transactions										43,405				56,325
					Total increase (decrease) in net assets					52,354				53,099

Net Assets
Beginning of period										1,736,535			1,683,436
End of period (including undistributed net investment income as set forth below)										$1,788,889			$1,736,535
Undistributed (overdistributed) net investment income (loss)										$(7,251)	$			(1,142)

	Class A	Class B	Class C		Class J	Class P	Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$78,797	$721	$23,648		$25,434	$9,300	$16,823	$856		$1,079	$5,916		$2,812	$3,479
Reinvested	7,395	207	1,117		2,217	226	19,838	60		114	372		186	339
Redeemed	(57,514)	(5,482)	(14,900)		(14,768)	(5,696)	(46,423)	(507)		(2,398)	(5,139)		(1,270)	(3,434)
Net Increase (Decrease)	$28,678	$(4,554)	$9,865		$12,883	$3,830	$(9,762)	$409		$(1,205)	$1,149		$1,728	$384
Shares:
Sold	6,981	64	2,099		2,250	823	1,489	76		96	525		248	308
Reinvested	655	18	99		196	20	1,757	5		10	33		16	30
Redeemed	(5,098)	(486)	(1,322)		(1,307)	(504)	(4,116)	(45)		(212)	(455)		(112)	(304)
Net Increase (Decrease)	2,538	(404)	876		1,139	339	(870)	36		(106)	103		152	34
Year Ended October 31, 2011
Dollars:
Sold	$132,359	$2,064	$34,975		$35,855	$14,927	$118,698	$1,622		$2,009	$9,138		$4,119	$7,592
Reinvested	13,096	638	1,814		3,961	129	40,564	121		253	667		280	583
Redeemed	(145,568)	(21,697)	(30,378)		(28,609)	(2,135)	(118,159)	(2,672)		(2,961)	(9,022)		(2,464)	(5,474)
Net Increase (Decrease)	$(113)	$(18,995)	$6,411		$11,207	$12,921	$41,103	$(929	) $	(699)	$783		$1,935	$2,701
Shares:
Sold	11,838	183	3,130		3,205	1,332	10,659	145		179	820		370	678
Reinvested	1,175	57	163		355	11	3,639	11		23	60		25	52
Redeemed	(13,094)	(1,954)	(2,738)		(2,566)	(190)	(10,557)	(241)		(266)	(813)		(222)	(491)
Net Increase (Decrease)	(81)	(1,714)	555		994	1,153	3,741	(85)		(64)	67		173	239

Distributions:
Period Ended April 30, 2012
From net investment
income	$(7,956)	$(222)	$(1,228	) $	(2,239)	$(278)	$(19,843)	$(60	) $	(114)	$(378	) $	(186)	$(339)
From net realized gain on
investments	–	–	–		–	–	–	–		–	–		–	–
Total Dividends and
Distributions	$(7,956)	$(222)	$(1,228	) $	(2,239)	$(278)	$(19,843)	$(60	) $	(114)	$(378	) $	(186)	$(339)
Year Ended October 31, 2011
From net investment
income	$(14,949)	$(728)	$(2,151	) $	(4,007)	$(158)	$(40,592)	$(121	) $	(253)	$(676	) $	(280)	$(583)
From net realized gain on
investments	–	–	–		–	–	–	–		–	–		–	–
Total Dividends and
Distributions	$(14,949)	$(728)	$(2,151	) $	(4,007)	$(158)	$(40,592)	$(121	) $	(253)	$(676	) $	(280)	$(583)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							High Yield Fund

							Period Ended	Year Ended
							April 30, 2012	October 31, 2011
Operations
Net investment income (loss)							$121,277	$250,737
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions							30,229	119,894
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies							80,192	(237,813)
		Net Increase (Decrease) in Net Assets Resulting from Operations					231,698	132,818

Dividends and Distributions to Shareholders
From net investment income							(127,748)	(260,039)
From net realized gain on investments							(114,421)	(61,641)
						Total Dividends and Distributions	(242,169)	(321,680)

Capital Share Transactions
Net increase (decrease) in capital share transactions							398,226	78,264
					Total increase (decrease) in net assets		387,755	(110,598)

Net Assets
Beginning of period							3,429,033	3,539,631
End of period (including undistributed net investment income as set forth below)							$3,816,788	$3,429,033
Undistributed (overdistributed) net investment income (loss)							$(5,448)	$1,023

	Class A	Class B		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$483,758	$804		$79,886	$139,042	$192,524
Reinvested	107,110	2,581		27,043	24,829	44,694
Redeemed	(383,623)	(9,418)		(54,030)	(81,442)	(175,532)
Net Increase (Decrease)	$207,245	$(6,033	) $	52,899	$82,429	$61,686
Shares:
Sold	63,965	107		10,476	18,367	25,681
Reinvested	14,363	345		3,607	3,328	6,041
Redeemed	(50,753)	(1,241)		(7,102)	(10,768)	(23,413)
Net Increase (Decrease)	27,575	(789)		6,981	10,927	8,309
Year Ended October 31, 2011
Dollars:
Sold	$1,008,112	$1,944		$151,506	$536,960	$386,472
Reinvested	149,904	3,755		29,914	12,145	63,743
Redeemed	(1,401,685)	(21,909)		(123,815)	(76,314)	(642,468)
Net Increase (Decrease)	$(243,669)	$(16,210	) $	57,605	$472,791	$(192,253)
Shares:
Sold	127,073	241		18,898	66,542	49,380
Reinvested	18,829	471		3,748	1,559	8,106
Redeemed	(174,865)	(2,735)		(15,487)	(9,858)	(80,194)
Net Increase (Decrease)	(28,963)	(2,023)		7,159	58,243	(22,708)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(63,360)	$(1,562	) $	(17,310)	$(17,962)	$(27,554)
From net realized gain
on investments	(57,242)	(1,706)		(17,710)	(15,505)	(22,258)
Total Dividends and
Distributions	$(120,602)	$(3,268	) $	(35,020)	$(33,467)	$(49,812)
Year Ended October 31, 2011
From net investment
income	$(145,645)	$(4,505	) $	(36,223)	$(15,475)	$(58,191)
From net realized gain
on investments	(37,627)	(1,320)		(9,180)	(21)	(13,493)
Total Dividends and
Distributions	$(183,272)	$(5,825	) $	(45,403)	$(15,496)	$(71,684)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Income Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$	39,924	$	72,780
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											(6,759)		(8,599)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											36,242		(764)
		Net Increase (Decrease) in Net Assets Resulting from Operations									69,407		63,417

Dividends and Distributions to Shareholders
From net investment income										(41,636)		(77,381)
From tax return of capital											–		(136)
					Total Dividends and Distributions					(41,636)		(77,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions										254,204		275,878
					Total increase (decrease) in net assets					281,975		261,778

Net Assets
Beginning of period										1,598,859		1,337,081
End of period (including undistributed net investment income as set forth below)										$1,880,834		$1,598,859
Undistributed (overdistributed) net investment income (loss)										$(10,450)		$	(8,738)

	Class A	Class B	Class C	Class J	Class P		Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$51,719	$684	$13,776	$19,602	$4,859		$191,167	$139		$639	$3,958	$2,997	$2,946
Reinvested	6,058	291	1,107	1,387	172		31,315	8		10	236	70	277
Redeemed	(32,748)	(4,373)	(8,094)	(8,893)	(2,753)		(18,669)	(170)		(16)	(824)	(2,014)	(659)
Net Increase (Decrease)	$25,029	$(3,398)	$6,789	$12,096	$2,278		$203,813	$(23	) $	633	$3,370	$1,053	$2,564
Shares:
Sold	5,405	71	1,434	2,044	509		19,953	14		67	415	312	307
Reinvested	632	31	115	145	18		3,259	1		1	24	7	29
Redeemed	(3,426)	(456)	(842)	(929)	(288)		(1,948)	(17)		(2)	(86)	(211)	(68)
Net Increase (Decrease)	2,611	(354)	707	1,260	239		21,264	(2)		66	353	108	268
Year Ended October 31, 2011
Dollars:
Sold	$96,452	$1,544	$20,113	$39,740	$11,616		$235,255	$960		$344	$7,941	$1,862	$11,765
Reinvested	10,823	905	1,948	2,143	134		57,621	16		7	208	95	237
Redeemed	(103,696)	(22,288)	(16,939)	(19,366)	(2,297)		(56,486)	(579)		(228)	(1,463)	(456)	(2,053)
Net Increase (Decrease)	$3,579	$(19,839)	5,122	$22,517	$9,453		$236,390	$397		$123	$6,686	$1,501	$9,949
Shares:
Sold	10,122	160	2,102	4,160	1,213		24,623	100		35	834	193	1,229
Reinvested	1,137	95	204	225	14		6,036	2		1	22	10	24
Redeemed	(10,900)	(2,334)	(1,775)	(2,032)	(240)		(5,910)	(61)		(24)	(154)	(48)	(215)
Net Increase (Decrease)	359	(2,079)	531	2,353	987		24,749	41		12	702	155	1,038

Distributions:
Period Ended April 30, 2012
From net investment
income	$(6,447)	$(326)	$(1,278)	$(1,408)	$(252	) $	(31,324)	$(8	) $	(10)	$(236)	$(70)	$(277)
From net realized gain on
investments	–	–	–	–	–		–	–		–	–	–	–
Total Dividends and
Distributions	$(6,447)	$(326)	$(1,278)	$(1,408)	$(252	) $	(31,324)	$(8	) $	(10)	$(236)	$(70)	$(277)
Year Ended October 31, 2011
From net investment
income	$(13,231)	$(1,177)	$(2,484)	$(2,178)	$(201	) $	(57,548)	$(16	) $	(7)	$(208)	$(95)	$(236)
From net realized gain on
investments	–	–	–	–	–		–	–		–	–	–	–
From tax return of capital	(23)	(2)	(4)	(4)	–		(102)	–		–	–	–	(1)
Total Dividends and
Distributions	$(13,254)	$(1,179)	$(2,488)	$(2,182)	$(201	) $	(57,650)	$(16	) $	(7)	$(208)	$(95)	$(237)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended			Year Ended
								April 30, 2012			October 31, 2011
Operations
Net investment income (loss)										$2,680	$25,036
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										36,377	27,818
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(12,827)			17,444
		Net Increase (Decrease) in Net Assets Resulting from Operations								26,230	70,298

Dividends and Distributions to Shareholders
From net investment income										(1,081)	(22,129)
					Total Dividends and Distributions					(1,081)	(22,129)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(4,131)	147,442
				Total increase (decrease) in net assets						21,018	195,611

Net Assets
Beginning of period								780,057			584,446
End of period (including undistributed net investment income as set forth below)								$801,075			$780,057
Undistributed (overdistributed) net investment income (loss)										$2,190	$591

	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$6,436	$1,970	$5,525	$202,876	$400	$447	$1,717	$854		$1,655
Reinvested	30	2	14	1,023	1	1	4	1		3
Redeemed	(12,396)	(660)	(4,645)	(207,156)	(273)	(369)	(764)	(159)		(668)
Net Increase (Decrease)	$(5,930)	$1,312	$894	$(3,257)	$128	$79	$957	$696		$990
Shares:
Sold	732	227	638	22,992	45	52	199	98		190
Reinvested	3	–	2	118	–	–	–	–		–
Redeemed	(1,407)	(76)	(535)	(23,569)	(31)	(43)	(88)	(18)		(76)
Net Increase (Decrease)	(672)	151	105	(459)	14	9	111	80		114
Year Ended October 31, 2011
Dollars:
Sold	$20,508	$4,024	$9,285	$352,075	$776	$530	$2,648	$859		$2,187
Reinvested	519	66	185	21,075	20	21	85	28		41
Redeemed	(8,509)	(1,679)	(4,003)	(249,051)	(194)	(595)	(1,239)	(987)		(1,233)
Net Increase (Decrease)	$12,518	$2,411	$5,467	$124,099	$602	$(44)	$1,494	$(100	) $	995
Shares:
Sold	2,478	490	1,110	43,220	96	65	328	106		264
Reinvested	63	8	23	2,581	2	2	10	3		5
Redeemed	(1,032)	(208)	(488)	(29,361)	(24)	(75)	(151)	(121)		(151)
Net Increase (Decrease)	1,509	290	645	16,440	74	(8)	187	(12)		118

Distributions:
Period Ended April 30, 2012
From net investment income	$ (32)	$(2)	$(14)	$(1,023)	$(1)	$(1)	$(4)	$(1	) $	(3)
From net realized gain on
investments	–	–	–	–	–	–	–	–		–
Total Dividends and Distributions	$ (32)	$(2)	$(14)	$(1,023)	$(1)	$(1)	$(4)	$(1	) $	(3)
Year Ended October 31, 2011
From net investment income	$ (581)	$(90)	$(188)	$(21,075)	$(20)	$(21)	$(85)	$(28	) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–		–
Total Dividends and Distributions	$ (581)	$(90)	$(188)	$(21,075)	$(20)	$(21)	$(85)	$(28	) $	(41)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									International Emerging Markets Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$	4,263	$	21,627
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(11,591)		126,042
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									108,320		(259,394)
			Net Increase (Decrease) in Net Assets Resulting from Operations						100,992		(111,725)

Dividends and Distributions to Shareholders
From net investment income									(17,557)			(7,252)
						Total Dividends and Distributions			(17,557)			(7,252)

Capital Share Transactions
Net increase (decrease) in capital share transactions									112,246			20,682
					Total increase (decrease) in net assets				195,681		(98,295)

Net Assets
Beginning of period									1,458,037		1,556,332
End of period (including undistributed net investment income as set forth below)									$1,653,718		$1,458,037
Undistributed (overdistributed) net investment income (loss)									$	3,649	$	16,943

	Class A	Class B		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$12,267		$180	$2,122	$15,622	$2,710	$150,277	$951	$1,329	$11,452	$4,029	$5,122
Reinvested	858		–	–	1,505	20	14,203	12	59	225	231	356
Redeemed	(14,399)		(2,104)	(1,523)	(20,639)	(2,056)	(53,740)	(1,173)	(1,882)	(4,634)	(5,099)	(4,035)
Net Increase (Decrease)	$(1,274	) $	(1,924)	$599	$(3,512)	$674	$110,740	$(210)	$(494)	$7,043	$(839)	$1,443
Shares:
Sold	509		8	89	670	115	6,189	40	55	505	169	212
Reinvested	39		–	–	71	1	648	1	3	10	10	16
Redeemed	(598)		(92)	(65)	(897)	(89)	(2,249)	(50)	(82)	(198)	(215)	(169)
Net Increase (Decrease)	(50)		(84)	24	(156)	27	4,588	(9)	(24)	317	(36)	59
Year Ended October 31, 2011
Dollars:
Sold	$28,749		$535	$4,116	$30,426	$2,333	$222,792	$1,864	$3,342	$9,732	$7,947	$14,013
Reinvested	102		–	–	207	–	6,584	–	–	51	81	143
Redeemed	(43,524)		(5,262)	(4,044)	(51,659)	(293)	(149,699)	(5,875)	(5,779)	(16,996)	(13,708)	(15,496)
Net Increase (Decrease)	$(14,673	) $	(4,727)	$72	$(21,026)	$2,040	$79,677	$(4,011)	$(2,437)	$(7,213)	$(5,680)	$(1,340)
Shares:
Sold	1,100		21	163	1,205	93	8,595	73	127	379	317	537
Reinvested	4		–	–	8	–	246	–	–	2	3	5
Redeemed	(1,678)		(212)	(160)	(2,058)	(12)	(5,744)	(223)	(222)	(664)	(528)	(600)
Net Increase (Decrease)	(574)		(191)	3	(845)	81	3,097	(150)	(95)	(283)	(208)	(58)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(874	) $	–	$–	$(1,507)	$(30)	$(14,263)	$(12)	$(59)	$(225)	$(231)	$(356)
From net realized gain on
investments	–		–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$ (874	) $	–	$–	$(1,507)	$(30)	$(14,263)	$(12)	$(59)	$(225)	$(231)	$(356)
Year Ended October 31, 2011
From net investment
income	$(106	) $	–	$–	$(207)	$–	$(6,664)	$–	$–	$(51)	$(81)	$(143)
From net realized gain on
investments	–		–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$ (106	) $	–	$–	$(207)	$–	$(6,664)	$–	$–	$(51)	$(81)	$(143)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	3,966	$	2,112
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								129,388		179,271
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								175,049		(69,147)
		Net Increase (Decrease) in Net Assets Resulting from Operations						308,403		112,236

Dividends and Distributions to Shareholders
From net investment income									(5,364)		–
					Total Dividends and Distributions				(5,364)		–

Capital Share Transactions
Net increase (decrease) in capital share transactions								(154,693)		(168,316)
					Total increase (decrease) in net assets			148,346		(56,080)

Net Assets
Beginning of period								2,271,549		2,327,629
End of period (including undistributed net investment income as set forth below)								$2,419,895		$2,271,549
Undistributed (overdistributed) net investment income (loss)								$	1,253	$	2,651

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$9,669	$163	$1,323	$4,324	$498	$149,219	$1,373	$570	$1,500	$2,139	$11,865
Reinvested	–	–	–	–	2	5,224	–	–	–	–	41
Redeemed	(24,507)	(3,187)	(1,730)	(4,525)	(578)	(262,152)	(2,131)	(1,843)	(13,850)	(10,734)	(17,366)
Net Increase (Decrease)	$(14,838)	$(3,024)	$(407)	$(201)	$(78)	$(107,709)	$(758)	$(1,273)	$(12,350)	$(8,595)	$(5,460)
Shares:
Sold	1,156	20	168	543	60	17,523	168	69	169	247	1,353
Reinvested	–	–	–	–	–	672	–	–	–	–	5
Redeemed	(2,975)	(407)	(215)	(575)	(70)	(29,677)	(263)	(237)	(1,598)	(1,201)	(2,036)
Net Increase (Decrease)	(1,819)	(387)	(47)	(32)	(10)	(11,482)	(95)	(168)	(1,429)	(954)	(678)
Year Ended October 31, 2011
Dollars:
Sold	$27,333	$249	$2,955	$6,638	$1,306	$214,924	$2,188	$1,880	$6,115	$4,479	$20,691
Redeemed	(70,098)	(7,297)	(3,996)	(10,759)	(185)	(279,203)	(5,401)	(10,382)	(22,435)	(13,717)	(33,601)
Net Increase (Decrease)	$(42,765)	$(7,048)	$(1,041)	$(4,121)	$1,121	$(64,279)	$(3,213)	$(8,502)	$(16,320)	$(9,238)	$(12,910)
Shares:
Sold	3,407	33	383	873	164	26,471	276	236	740	534	2,547
Redeemed	(8,856)	(959)	(514)	(1,423)	(23)	(34,427)	(681)	(1,329)	(2,694)	(1,661)	(4,069)
Net Increase (Decrease)	(5,449)	(926)	(131)	(550)	141	(7,956)	(405)	(1,093)	(1,954)	(1,127)	(1,522)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$–	$–	$–	$(3)	$(5,320)	$–	$–	$–	$–	$(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–	$(3)	$(5,320)	$–	$–	$–	$–	$(41)
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap S&P 500 Index Fund

											Period Ended		Year Ended
											April 30, 2012		October 31, 2011
Operations
Net investment income (loss)											$	21,993	$40,169
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												10,231	19,732
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											262,291		118,930
		Net Increase (Decrease) in Net Assets Resulting from Operations									294,515		178,831

Dividends and Distributions to Shareholders
From net investment income											(41,057)		(28,555)
						Total Dividends and Distributions					(41,057)		(28,555)

Capital Share Transactions
Net increase (decrease) in capital share transactions											124,195		(146,871)
				Total increase (decrease) in net assets							377,653		3,405

Net Assets
Beginning of period											2,302,054		2,298,649
End of period (including undistributed net investment income as set forth below)											$2,679,707		$2,302,054
Undistributed (overdistributed) net investment income (loss)											$	11,884	$30,948

	Class A	Class C	Class J	Institutional		R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$7,952	$1,368	$16,509	$165,409		$1,908		$5,955	$23,207		$16,465	$29,817
Reinvested	2,185	65	4,940	25,845		164		395	1,939		1,911	3,571
Redeemed	(14,117)	(750)	(27,086)	(48,877)		(2,062)		(8,262)	(19,353)		(27,199)	(37,704)
Net Increase (Decrease)	$(3,980)	$683	$(5,637)	$142,377		$10		$(1,912)	$5,793		$(8,823)	$(4,316)
Shares:
Sold	859	151	1,785	17,854		206		638	2,564		1,763	3,169
Reinvested	251	7	573	2,978		19		45	223		219	406
Redeemed	(1,528)	(82)	(2,962)	(5,250)		(225)		(886)	(2,052)		(2,860)	(4,159)
Net Increase (Decrease)	(418)	76	(604)	15,582		–		(203)	735		(878)	(584)
Year Ended October 31, 2011
Dollars:
Sold	$17,378	$2,794	$36,467	$171,180		$4,568		$4,248	$35,722		$34,043	$69,381
Reinvested	1,658	25	2,988	18,980		122		244	940		1,094	2,469
Redeemed	(29,254)	(2,046)	(54,056)	(329,816)		(6,584)		(19,001)	(30,622)		(28,207)	(51,586)
Net Increase (Decrease)	$(10,218)	$773	$(14,601)	$(139,656)		$(1,894)		$(14,509)	$6,040		$6,930	$20,264
Shares:
Sold	1,934	323	4,114	19,213		518		479	4,017		3,894	7,813
Reinvested	189	3	343	2,164		14		28	107		124	278
Redeemed	(3,278)	(233)	(6,118)	(36,949)		(728)		(2,136)	(3,548)		(3,193)	(5,752)
Net Increase (Decrease)	(1,155)	93	(1,661)	(15,572)		(196)		(1,629)	576		825	2,339

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,222)	$(67)	$(4,943)	$(25,845	) $	(164	) $	(395)	$(1,939	) $	(1,911)	$(3,571)
From net realized gain on
investments	–	–	–	–		–		–	–		–	–
Total Dividends and
Distributions	$(2,222)	$(67)	$(4,943)	$(25,845	) $	(164	) $	(395)	$(1,939	) $	(1,911)	$(3,571)
Year Ended October 31, 2011
From net investment
income	$(1,689)	$(25)	$(2,992)	$(18,980	) $	(122	) $	(244)	$(940	) $	(1,094)	$(2,469)
From net realized gain on
investments	–	–	–	–		–		–	–		–	–
Total Dividends and
Distributions	$(1,689)	$(25)	$(2,992)	$(18,980	) $	(122	) $	(244)	$(940	) $	(1,094)	$(2,469)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap Value Fund

											Period Ended		Year Ended
											April 30, 2012		October 31, 2011
Operations
Net investment income (loss)											$	12,766	$19,151
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions												38,678	72,434
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											138,219		(28,130)
		Net Increase (Decrease) in Net Assets Resulting from Operations									189,663		63,455

Dividends and Distributions to Shareholders
From net investment income											(20,946)		(15,354)
							Total Dividends and Distributions				(20,946)		(15,354)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(23,360)		270,500
						Total increase (decrease) in net assets					145,357		318,601

Net Assets
Beginning of period											1,493,320		1,174,719
End of period (including undistributed net investment income as set forth below)											$1,638,677		$1,493,320
Undistributed (overdistributed) net investment income (loss)											$	6,917	$15,097

	Class A	Class B	Class C		Class J		Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$4,237	$76	$238		$3,706		$81,429		$220	$109	$316	$636	$1,529
Reinvested	1,367	–	4		413		19,014		6	11	23	24	50
Redeemed	(10,598)	(1,273)	(161)		(5,320)		(116,132)		(239)	(422)	(783)	(1,425)	(415)
Net Increase (Decrease)	$(4,994)	$(1,197)	$81		$(1,201)		$(15,689)		$(13)	$(302)	$(444)	$(765)	$1,164
Shares:
Sold	431	8	25		382		8,212		23	12	32	63	147
Reinvested	148	–	1		45		2,069		1	1	2	2	6
Redeemed	(1,085)	(130)	(17)		(553)		(11,442)		(24)	(42)	(78)	(138)	(43)
Net Increase (Decrease)	(506)	(122)	9		(126)		(1,161)		–	(29)	(44)	(73)	110
Year Ended October 31, 2011
Dollars:
Sold	$10,988	$108	$603		$9,402		$406,887		$241	$569	$1,300	$1,080	$1,248
Reinvested	1,308	–	5		352		13,526		6	18	9	24	69
Redeemed	(25,789)	(2,583)	(414)		(8,646)		(131,142)		(452)	(1,846)	(2,201)	(1,253)	(2,917)
Net Increase (Decrease)	$(13,493)	$(2,475)	$194		$1,108		$289,271		$(205)	$(1,259)	$(892)	$(149)	$(1,600)
Shares:
Sold	1,154	11	64		1,001		41,109		26	60	138	111	132
Reinvested	140	–	–		38		1,456		1	2	1	3	7
Redeemed	(2,712)	(275)	(44)		(921)		(13,714)		(47)	(197)	(244)	(130)	(310)
Net Increase (Decrease)	(1,418)	(264)	20		118		28,851		(20)	(135)	(105)	(16)	(171)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,401)	$–	$(4	) $	(413	) $	(19,014	) $	(6)	$(11)	$(23)	$(24)	$(50)
From net realized gain on
investments	–	–	–		–		–		–	–	–	–	–
Total Dividends and Distributions	$(1,401)	$–	$(4	) $	(413	) $	(19,014	) $	(6)	$(11)	$(23)	$(24)	$(50)
Year Ended October 31, 2011
From net investment
income	$(1,345)	$–	$(5	) $	(352	) $	(13,526	) $	(6)	$(18)	$(9)	$(24)	$(69)
From net realized gain on
investments	–	–	–		–		–		–	–	–	–	–
Total Dividends and Distributions	$(1,345)	$–	$(5	) $	(352	) $	(13,526	) $	(6)	$(18)	$(9)	$(24)	$(69)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Blend Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$	3,310	$	3,204
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										50,178	111,775
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									239,851			58,385
			Net Increase (Decrease) in Net Assets Resulting from Operations						293,339		173,364

Dividends and Distributions to Shareholders
From net investment income										(7,270)	(15,700)
From net realized gain on investments									(110,330)		(49,428)
						Total Dividends and Distributions			(117,600)		(65,128)

Capital Share Transactions
Net increase (decrease) in capital share transactions									804,084		337,552
						Total increase (decrease) in net assets			979,823		445,788

Net Assets
Beginning of period									1,686,389		1,240,601
End of period (including undistributed net investment income as set forth below)									$2,666,212		$1,686,389
Undistributed (overdistributed) net investment income (loss)									$(10,352)		$	(6,392)

	Class A		Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$239,685		$534	$35,978	$20,795	$276,105	$415,681	$1,565	$7,577	$18,147	$21,741	$25,853
Reinvested	39,698		1,582	1,898	11,863	13,638	34,874	122	503	1,258	2,946	3,259
Redeemed	(82,372)		(7,845)	(4,447)	(19,972)	(30,295)	(187,281)	(448)	(1,544)	(4,293)	(7,248)	(25,473)
Net Increase (Decrease)	$197,011		$(5,729)	$33,429	$12,686	$259,448	$263,274	$1,239	$6,536	$15,112	$17,439	$3,639
Shares:
Sold	16,909		40	2,615	1,518	19,301	28,987	113	561	1,280	1,527	1,815
Reinvested	3,081		126	153	954	1,045	2,665	10	40	99	225	251
Redeemed	(5,820)		(569)	(324)	(1,462)	(2,116)	(12,994)	(34)	(112)	(306)	(501)	(1,731)
Net Increase (Decrease)	14,170		(403)	2,444	1,010	18,230	18,658	89	489	1,073	1,251	335
Year Ended October 31, 2011
Dollars:
Sold	$177,196		$1,621	$22,855	$36,901	$61,210	$246,013	$528	$4,788	$8,297	$40,386	$18,444
Reinvested	25,881		1,334	720	8,659	9	20,239	96	291	968	715	1,887
Redeemed	(123,401)		(15,058)	(8,811)	(38,455)	(10,071)	(117,418)	(1,081)	(2,310)	(8,604)	(6,865)	(9,412)
Net Increase (Decrease)	$79,676	$(12,103)		$14,764	$7,105	$51,148	$148,834	$(457)	$2,769	$661	$34,236	$10,919
Shares:
Sold	12,797		118	1,703	2,736	4,256	17,761	39	356	600	2,895	1,314
Reinvested	1,970		105	57	680	1	1,522	7	23	74	54	143
Redeemed	(8,866)		(1,112)	(645)	(2,881)	(716)	(8,262)	(79)	(169)	(653)	(494)	(682)
Net Increase (Decrease)	5,901		(889)	1,115	535	3,541	11,021	(33)	210	21	2,455	775

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,389)	$	– $	–	$(308)	$(1,334)	$(3,843)	$–	$–	$(5)	$(189)	$(202)
From net realized gain on
investments	(40,212)		(1,617)	(2,579)	(11,573)	(12,982)	(33,675)	(122)	(503)	(1,253)	(2,757)	(3,057)
Total Dividends and
Distributions	$(41,601)		$(1,617)	$(2,579)	(11,881)	(14,316)	(37,518)	$(122)	$(503)	$(1,258)	$(2,946)	$(3,259)
Year Ended October 31, 2011
From net investment
income	$(6,065)	$	– $	(147)	$(1,853)	$(3)	$(6,640)	$(15)	$(60)	$(227)	$(186)	$(504)
From net realized gain on
investments	(20,835)		(1,392)	(862)	(6,815)	(6)	(16,553)	(81)	(231)	(741)	(529)	(1,383)
Total Dividends and
Distributions	$(26,900)		$(1,392)	$(1,009)	$(8,668)	$(9)	$(23,193)	$(96)	$(291)	$(968)	$(715)	$(1,887)

See accompanying notes.

				STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Money Market Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$	–	$–
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											–	4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations								–	4

Capital Share Transactions
Net increase (decrease) in capital share transactions											(181,731)	14,549
						Total increase (decrease) in net assets					(181,731)	14,553

Net Assets
Beginning of period											1,338,634	1,324,081
End of period (including undistributed net investment income as set forth below)											$1,156,903	$1,338,634
Undistributed (overdistributed) net investment income (loss)										$	–	$–

	Class A		Class B	Class C	Class J	Institutional		R-1 (a)	R-2 (a)	R-3 (a)	R-4 (a)	R-5 (a)
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$197,922		$2,244	$6,615	$68,608	$210,512		$1,197	$1,003	$6,140	$3,954	$11,723
Redeemed	(234,917)		(9,276)	(15,381)	(94,805)	(121,433)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	$(36,995)		$(7,032)	$(8,766)	$(26,197)	$89,079		$(8,698)	(21,198)	(46,982)	(24,170)	$(90,772)
Shares:
Sold	197,921		2,244	6,615	68,608	210,512		1,197	1,003	6,140	3,954	11,723
Redeemed	(234,917)		(9,276)	(15,381)	(94,805)	(121,433)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	(36,996)		(7,032)	(8,766)	(26,197)	89,079		(8,698)	(21,198)	(46,982)	(24,170)	(90,772)
Year Ended October 31, 2011
Dollars:
Sold	$570,848		$10,967	$30,190	$194,727	$200,053		$3,245	$5,608	$25,655	$13,578	$54,955
Redeemed	(559,870)		(23,973)	(23,271)	(188,063)	(139,058)		(4,366)	(10,118)	(34,905)	(12,285)	(99,368)
Net Increase (Decrease)	$10,978	$(13,006)		$6,919	$6,664	$60,995		$(1,121)	$(4,510)	$(9,250)	$1,293	$(44,413)
Shares:
Sold	570,848		10,967	30,190	194,727	200,053		3,245	5,608	25,655	13,578	54,955
Redeemed	(559,870)		(23,973)	(23,271)	(188,063)	(139,058)		(4,366)	(10,118)	(34,905)	(12,285)	(99,368)
Net Increase (Decrease)	10,978		(13,006)	6,919	6,664	60,995		(1,121)	(4,510)	(9,250)	1,293	(44,413)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–
Year Ended October 31, 2011
From net investment
income	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal Capital Appreciation Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$	9,594	$13,650
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions										10,594	21,191
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									168,526		52,912
			Net Increase (Decrease) in Net Assets Resulting from Operations						188,714		87,753

Dividends and Distributions to Shareholders
From net investment income										(14,953)	(17,064)
From net realized gain on investments										(20,340)	(37,979)
						Total Dividends and Distributions				(35,293)	(55,043)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(511)	490,980
						Total increase (decrease) in net assets			152,910		523,690

Net Assets
Beginning of period									1,609,783		1,086,093
End of period (including undistributed net investment income as set forth below)									$1,762,693		$1,609,783
Undistributed (overdistributed) net investment income (loss)									$	5,634	$10,993

	Class A		Class B	Class C	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$27,262		$210	$2,294	$4,347	$48,612	$227	$113	$3,145	$3,011	$7,238
Reinvested	11,368		781	350	180	21,321	32	37	174	159	432
Redeemed	(56,155)		(14,138)	(2,579)	(1,258)	(40,141)	(141)	(151)	(1,072)	(4,362)	(11,807)
Net Increase (Decrease)	$(17,525)		$(13,147)	$65	$3,269	$29,792	$118	$(1)	$2,247	$(1,192)	$(4,137)
Shares:
Sold	684		6	67	104	1,212	5	3	80	77	183
Reinvested	310		26	11	5	572	1	1	5	4	12
Redeemed	(1,413)		(420)	(76)	(31)	(1,000)	(4)	(4)	(27)	(109)	(282)
Net Increase (Decrease)	(419)		(388)	2	78	784	2	–	58	(28)	(87)
Year Ended October 31, 2011
Dollars:
Sold	$49,738		$934	$5,427	$11,092	$332,965	$602	$1,342	$3,038	$4,982	$11,110
Issued in acquisitions	187,973		8,780	2,409	–	32,435	981	615	4,033	477	626
Reinvested	15,325		1,987	727	–	34,698	10	4	50	155	509
Redeemed	(100,072)		(20,490)	(5,624)	(1,235)	(85,931)	(257)	(190)	(645)	(733)	(6,867)
Net Increase (Decrease)	$152,964		$(8,789)	$2,939	$9,857	$314,167	$1,336	$1,771	$6,476	$4,881	$5,378
Shares:
Sold	1,281		28	164	272	8,525	15	34	76	126	288
Issued in acquisitions	5,048		279	76	–	860	27	17	108	13	16
Reinvested	400		62	22	–	895	–	–	1	4	13
Redeemed	(2,576)		(618)	(170)	(33)	(2,171)	(7)	(5)	(17)	(19)	(175)
Net Increase (Decrease)	4,153		(249)	92	239	8,109	35	46	168	124	142

Distributions:
Period Ended April 30, 2012
From net investment
income	$(4,517	) $	– $	(28)	$(89)	$(9,975)	$(12)	$(13)	$(72)	$(64)	$(183)
From net realized gain on
investments	(7,223)		(807)	(344)	(113)	(11,363)	(20)	(24)	(102)	(95)	(249)
Total Dividends and
Distributions	$(11,740	) $	(807)	$(372)	$(202)	$(21,338)	$(32)	$(37)	$(174)	$(159)	$(432)
Year Ended October 31, 2011
From net investment
income	$(4,465	) $	(72)	$(102)	$–	$(12,181)	$(3)	$(1)	$(18)	$(52)	$(170)
From net realized gain on
investments	(12,121)		(2,145)	(681)	–	(22,548)	(7)	(3)	(32)	(103)	(339)
Total Dividends and
Distributions	$(16,586	) $	(2,217)	$(783)	$–	$(34,729)	$(10)	$(4)	$(50)	$(155)	$(509)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Real Estate Securities Fund

									Period Ended			Year Ended
									April 30, 2012			October 31, 2011
Operations
Net investment income (loss)									$	14,353		$	11,403
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									120,941			147,048
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									102,110				15,930
		Net Increase (Decrease) in Net Assets Resulting from Operations							237,404			174,381

Dividends and Distributions to Shareholders
From net investment income										(8,266)		(19,887)
						Total Dividends and Distributions				(8,266)		(19,887)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(349,870)			(123,807)
					Total increase (decrease) in net assets				(120,732)				30,687

Net Assets
Beginning of period									1,739,035			1,708,348
End of period (including undistributed net investment income as set forth below)									$1,618,303			$1,739,035
Undistributed (overdistributed) net investment income (loss)									$	5,963		$	(124)

	Class A	Class B	Class C		Class J	Class P	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$37,298	$74	$3,467		$10,416	$5,052	$168,507	$1,265	$2,418	$7,215		$8,193	$15,252
Reinvested	441	–	–		439	29	6,248	10	31	126		142	465
Redeemed	(20,939)	(2,282)	(3,241)		(15,774)	(3,633)	(541,958)	(1,478)	(1,822)	(7,083)		(6,794)	(11,954)
Net Increase (Decrease)	$16,800	$(2,208)	$226		$(4,919)	$1,448	$(367,203)	$(203)	$627	$258		$1,541	$3,763
Shares:
Sold	2,124	4	193		592	276	9,468	70	137	411		471	856
Reinvested	23	–	–		24	2	339	1	2	7		8	26
Redeemed	(1,180)	(127)	(181)		(900)	(202)	(29,038)	(82)	(105)	(397)		(380)	(668)
Net Increase (Decrease)	967	(123)	12		(284)	76	(19,231)	(11)	34	21		99	214
Year Ended October 31, 2011
Dollars:
Sold	$47,493	$605	$7,933		$22,577	$19,966	$254,379	$3,331	$2,945	$11,215		$15,235	$48,718
Reinvested	851	33	30		1,112	17	15,786	36	88	318		265	803
Redeemed	(45,445)	(4,644)	(4,593)		(31,772)	(2,248)	(436,253)	(3,789)	(6,202)	(15,280)		(8,962)	(18,355)
Net Increase (Decrease)	$2,899	$(4,006)	$3,370		$(8,083)	$17,735	$(166,088)	$(422)	$(3,169)	$(3,747)		$6,538	$31,166
Shares:
Sold	2,821	37	475		1,371	1,175	15,190	199	181	676		920	2,864
Reinvested	52	2	2		70	1	965	2	6	20		17	50
Redeemed	(2,666)	(279)	(276)		(1,949)	(138)	(26,502)	(231)	(384)	(928)		(559)	(1,112)
Net Increase (Decrease)	207	(240)	201		(508)	1,038	(10,347)	(30)	(197)	(232)		378	1,802

Distributions:
Period Ended April 30, 2012
From net investment
income	$(451)	$–	$–		$(439)	$(93)	$(6,509)	$(10)	$(31)	$(126	) $	(142)	$(465)
From net realized gain on
investments	–	–	–		–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(451)	$–	$–		$(439)	$(93)	$(6,509)	$(10)	$(31)	$(126	) $	(142)	$(465)
Year Ended October 31, 2011
From net investment
income	$(928)	$(35)	$(47	) $	(1,114)	$(61)	$(16,187)	$(36)	$(88)	$(321	) $	(265)	$(805)
From net realized gain on
investments	–	–	–		–	–	–	–	–	–		–	–
Total Dividends and Distributions	$(928)	$(35)	$(47	) $	(1,114)	$(61)	$(16,187)	$(36)	$(88)	$(321	) $	(265)	$(805)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Short-Term Income Fund

									Period Ended			Year Ended
									April 30, 2012			October 31, 2011
Operations
Net investment income (loss)									$		12,237	$24,178
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions											2,782	2,609
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies											9,376	(19,003)
		Net Increase (Decrease) in Net Assets Resulting from Operations									24,395	7,784

Dividends and Distributions to Shareholders
From net investment income										(11,920)		(25,538)
					Total Dividends and Distributions					(11,920)		(25,538)

Capital Share Transactions
Net increase (decrease) in capital share transactions										128,880		212,475
					Total increase (decrease) in net assets					141,355		194,721

Net Assets
Beginning of period									1,148,109			953,388
End of period (including undistributed net investment income as set forth below)									$1,289,464			$1,148,109
Undistributed (overdistributed) net investment income (loss)									$		314	$(3)

	Class A	Class C	Class J	Class P	Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$98,897	$15,399	$20,645	$19,295	$164,383	$1,262	$1,084		$2,441		$1,677	$1,320
Reinvested	2,771	422	663	159	7,358	7	3		30		14	26
Redeemed	(114,790)	(16,699)	(10,390)	(14,849)	(49,452)	(534)	(317)		(935)		(227)	(783)
Net Increase (Decrease)	$(13,122)	$(878)	$10,918	$4,605	$122,289	$735	$770		$1,536		$1,464	$563
Shares:
Sold	8,252	1,284	1,720	1,607	13,670	105	90		203		139	110
Reinvested	231	35	55	13	613	1	–		2		1	2
Redeemed	(9,602)	(1,392)	(868)	(1,237)	(4,126)	(45)	(26)		(78)		(19)	(65)
Net Increase (Decrease)	(1,119)	(73)	907	383	10,157	61	64		127		121	47
Year Ended October 31, 2011
Dollars:
Sold	$186,160	$37,839	$41,021	$37,607	$268,816	$804	$622		$716		$1,190	$2,981
Reinvested	6,713	1,065	1,361	141	14,623	18	7		68		14	44
Redeemed	(197,554)	(36,070)	(20,452)	(9,139)	(121,167)	(520)	(604)		(1,036)		(637)	(2,156)
Net Increase (Decrease)	$(4,681)	$2,834	$21,930	$28,609	$162,272	$302	$25		$(252)		$567	$869
Shares:
Sold	15,467	3,139	3,406	3,117	22,300	67	51		60		100	247
Reinvested	557	89	113	12	1,214	1	1		6		1	4
Redeemed	(16,396)	(2,994)	(1,700)	(762)	(10,074)	(43)	(51)		(86)		(53)	(179)
Net Increase (Decrease)	(372)	234	1,819	2,367	13,440	25	1		(20)		48	72

Distributions:
Period Ended April 30, 2012
From net investment
income	$(2,948)	$(507)	$(670)	$(311)	$(7,404)	$(7)	$(3	) $	(30	) $	(14)	$(26)
From net realized gain on
investments	–	–	–	–	–	–	–		–		–	–
Total Dividends and
Distributions	$(2,948)	$(507)	$(670)	$(311)	$(7,404)	$(7)	$(3	) $	(30	) $	(14)	$(26)
Year Ended October 31, 2011
From net investment
income	$(7,619)	$(1,400)	$(1,380)	$(247)	$(14,741)	$(18)	$(7	) $	(68	) $	(14)	$(44)
From net realized gain on
investments	–	–	–	–	–	–	–		–		–	–
Total Dividends and
Distributions	$(7,619)	$(1,400)	$(1,380)	$(247)	$(14,741)	$(18)	$(7	) $	(68	) $	(14)	$(44)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	(506)		$(809)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									23,256		25,379
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									6,024		(11,482)
		Net Increase (Decrease) in Net Assets Resulting from Operations							28,774		13,088

Capital Share Transactions
Net increase (decrease) in capital share transactions									148,703		(14,089)
					Total increase (decrease) in net assets				177,477		(1,001)

Net Assets
Beginning of period									210,140		211,141
End of period (including undistributed net investment income as set forth below)									$387,617		$210,140
Undistributed (overdistributed) net investment income (loss)								$	(506)		$–

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$5,414	$56	$736	$3,606	$336	$76	$102	$137	$319	$762
Issued in acquisitions	57,056	3,357	5,812	70,064	8,169	2,375	2,481	5,877	2,360	8,892
Redeemed	(8,990)	(1,772)	(831)	(10,234)	(368)	(134)	(492)	(1,522)	(1,127)	(3,814)
Net Increase (Decrease)	$53,480	$1,641	$5,717	$63,436	$8,137	$2,317	$2,091	$4,492	$1,552	$5,840
Shares:
Sold	362	4	52	253	23	5	8	9	21	49
Issued in acquisitions	3,660	229	386	4,653	505	156	162	376	148	551
Redeemed	(604)	(126)	(56)	(712)	(23)	(9)	(33)	(98)	(72)	(237)
Net Increase (Decrease)	3,418	107	382	4,194	505	152	137	287	97	363
Year Ended October 31, 2011
Dollars:
Sold	$9,811	$120	$1,755	$6,759	$101	$61	$330	$224	$333	$1,060
Redeemed	(12,869)	(2,561)	(973)	(15,187)	(148)	(165)	(406)	(561)	(600)	(1,173)
Net Increase (Decrease)	$(3,058)	$(2,441)	$782	$(8,428)	$(47)	$(104)	$(76)	$(337)	$(267)	$(113)
Shares:
Sold	687	9	126	491	7	4	22	16	22	71
Redeemed	(906)	(191)	(72)	(1,108)	(10)	(11)	(29)	(38)	(41)	(79)
Net Increase (Decrease)	(219)	(182)	54	(617)	(3)	(7)	(7)	(22)	(19)	(8)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$–	$–	$–	$–	$–	$–	$–	$–	$ – $	–
Year Ended October 31, 2011
From net investment
income	$–	$–	$–	$–	$–	$–	$–	$–	$ – $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$–	$–	$–	$–	$–	$–	$–	$–	$ – $	–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Tax-Exempt Bond Fund

						Period Ended	Year Ended
						April 30, 2012	October 31, 2011
Operations
Net investment income (loss)						$5,028	$10,904
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions						38	(2,484)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies						9,584	(3,415)
			Net Increase (Decrease) in Net Assets Resulting from Operations			14,650	5,005

Dividends and Distributions to Shareholders
From net investment income						(4,970)	(10,988)
					Total Dividends and Distributions	(4,970)	(10,988)

Capital Share Transactions
Net increase (decrease) in capital share transactions						7,201	(26,535)
					Total increase (decrease) in net assets	16,881	(32,518)

Net Assets
Beginning of period						231,517	264,035
End of period (including undistributed net investment income as set forth below)						$248,398	$231,517
Undistributed (overdistributed) net investment income (loss)						$585	$527

	Class A		Class B		Class C
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$13,794		$71		$2,276
Reinvested	3,698		37		109
Redeemed		(11,204)	(824)		(756)
Net Increase (Decrease)	$6,288		$(716	) $	1,629
Shares:
Sold	1,900		10		311
Reinvested	506		5		15
Redeemed		(1,541)	(113)		(104)
Net Increase (Decrease)	865		(98)		222
Year Ended October 31, 2011
Dollars:
Sold	$18,754		$64		$1,672
Reinvested	7,207		122		214
Redeemed		(48,673)	(3,002)		(2,893)
Net Increase (Decrease)	$(22,712	) $	(2,816	) $	(1,007)
Shares:
Sold	2,714		9		239
Reinvested	1,042		18		31
Redeemed		(7,091)	(438)		(422)
Net Increase (Decrease)		(3,335)	(411)		(152)

Distributions:
Period Ended April 30, 2012
From net investment income	$(4,796	) $	(42	) $	(132)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions	$(4,796	) $	(42	) $	(132)
Year Ended October 31, 2011
From net investment income	$(10,561)		$(157	) $	(270)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions	$(10,561)		$(157	) $	(270)

See accompanying notes.

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

California
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$15,172
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(19,845)
Proceeds from sale of investment securities	18,567
Net sales or (purchases) of short term securities	(4,000)
Increase in fund shares sold receivable	(609)
Decrease in accrued interest receivable	166
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(24)
Increase in fund shares redeemed	57
Decrease in dividends payable	(24)
Decrease in interest expense and fees payable	(177)
Net accretion of bond discounts and amortization of premiums	(52)
Unrealized appreciation on securities investments	(10,125)
Net realized gain from investments	(311)
Net cash used in operating activities	(1,205)

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	600
Proceeds from shares sold	13,704
Payment on shares redeemed	(17,701)
Dividends and distributions paid to shareholders	(450)
Net cash provided by financing activities	(3,847)

Net decrease in cash	(5,052)

Cash:
Beginning of period	$5,456
End of period	$404

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$4,231
Cash paid during the year for interest expense and fees	53

See accompanying notes.

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

Tax-Exempt
Amounts in thousands	Bond Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$14,650
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(24,112)
Proceeds from sale of investment securities	15,753
Net sales or (purchases) of short term securities	(1,000)
Increase in fund shares sold receivable	(557)
Decrease in accrued interest receivable	161
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(20)
Increase in fund shares redeemed	228
Decrease in dividends payable	(4)
Decrease in interest expense and fees payable	(109)
Net accretion of bond discounts and amortization of premiums	23
Unrealized appreciation on securities investments	(9,584)
Net realized gain from investments	(38)
Net cash used in operating activities	(4,609)

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	2,400
Proceeds from shares sold	16,141
Payment on shares redeemed	(12,784)
Dividends and distributions paid to shareholders	(1,126)
Net cash provided by financing activities	4,631

Net increase in cash	22

Cash:
Beginning of period	$1,266
End of period	$1,288

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$3,844
Cash paid during the year for interest expense and fees	32

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Class B shares of the Funds are no longer available for purchase. Information presented in these financial statements pertains to the Class A, Class B, Class C, and Class P shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective December 29, 2010, the initial purchase of $10,000 of Class P shares of Global Real Estate Securities Fund was made by Principal Management Corporation (the “Manager”).

Effective October 14, 2011, Principal Capital Appreciation Fund acquired all the assets and assumed all the liabilities of Disciplined LargeCap Blend Fund pursuant to a plan of acquisition approved by shareholders on October 3, 2011. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 20,390,000 shares from Disciplined LargeCap Blend Fund for 6,444,000 shares valued at $238,329,000 of Principal Capital Appreciation Fund at an approximate exchange rate of .31,.37,.37,.31,.31,.31,.31,.31, and .31 for Class A, Class B, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of Disciplined LargeCap Blend Fund, with a fair value of approximately $228,717,000 and a cost of $220,304,000 at October 14, 2011 were the primary assets acquired by Principal Capital Appreciation Fund. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Fund were recorded at fair value; however, the cost basis of the investments received from Disciplined LargeCap Blend Fund was carried forward to align ongoing reporting of Principal Capital Appreciation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Disciplined LargeCap Blend Fund and Principal Capital Appreciation Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $238,329,000 ($452,119,000 of accumulated realized losses and $8,413,000 of unrealized appreciation) and $1,339,681,000, respectively. The aggregate net assets of Principal LargeCap Blend Fund immediately following the acquisition were $1,578,010,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2010, the beginning of the fiscal year for Principal Capital Appreciation Fund, Principal Capital Appreciation Fund’s pro forma results of operations for the year ended October 31, 2011, would have been $16,727,000 of net investment income, $102,521,000 of net realized and unrealized gain on investments, and $119,248,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined LargeCap Blend Fund that have been included in the Principal Capital Appreciation Fund’s statement of operations since October 14, 2011.

Effective October 14, 2011, Diversified International Fund acquired all the assets and assumed all the liabilities of International Growth Fund pursuant to a plan of acquisition approved by shareholders on October 3, 2011. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 124,321,000 shares from International Growth Fund for 99,562,000 shares valued at $922,006,000 of Diversified International Fund at an approximate exchange rate of .88,.88,.86,.87,.89,.87,.92,.86, and .86 for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of International Growth Fund, with a fair value of approximately $902,337,000 and a cost of $878,076,000 at October 14, 2011 were the primary assets acquired by Diversified International Fund. For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value; however, the cost basis of the investments received from International Growth Fund was carried forward to align ongoing reporting of Diversified International Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of International Growth Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $922,006,000 ($729,924,000 of accumulated realized losses and $24,261,000 of unrealized appreciation) and $1,823,376,000, respectively. The aggregate net assets of Diversified International Fund immediately following the acquisition were $2,745,382,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

1. Organization (Continued)

Assuming the acquisition had been completed on November 1, 2010, the beginning of the fiscal year for Diversified International Fund, Diversified International Fund’s pro forma results of operations for the year ended October 31, 2011, would have been $53,804,000 of net investment income, $127,888,000 of net realized and unrealized loss on investments, and $74,084,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of International Growth Fund that have been included in the Diversified International Fund’s statement of operations since October 14, 2011.

Effective February 17, 2012, SmallCap Blend Fund acquired all the assets and assumed all the liabilities of SmallCap Growth Fund and SmallCap Value Fund pursuant to a plan of acquisition approved by shareholders on February 6, 2012. The purpose of the acquisition was to combine three funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 9,305,000 and 5,577,000 shares from SmallCap Growth Fund and SmallCap Value Fund, respectively, for 5,048,000 and 5,779,000 shares valued at $77,655,000 and $88,788,000 of SmallCap Blend Fund at an approximate exchange rate of .55, .56, .55, .53, .57, .54, .55, .55, .56 and .56 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares and 1.04, 1.07, 1.05, 1.04, 1.01, 1.04, 1.04, 1.04, 1.02 and 1.02 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund, with a fair value of approximately $76,026,000 and a cost of $66,907,000, and the investment securities of SmallCap Value Fund with a fair value of approximately $86,640,000 and a cost of $79,096,000 at February 17, 2012 were the primary assets acquired by SmallCap Blend Fund. For financial reporting purposes, assets received and shares issued by SmallCap Blend Fund were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund and SmallCap Value Fund was carried forward to align ongoing reporting of SmallCap Blend Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund, SmallCap Value Fund and SmallCap Blend Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $77,662,000 ($21,950,000 of accumulated realized losses and $9,119,000 of unrealized appreciation), $88,788,000 ($22,070,000 of accumulated realized losses and $7,544,000 of unrealized appreciation), and $233,320,000, respectively. The aggregate net assets of SmallCap Blend Fund immediately following the acquisition were $399,770,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2011, the beginning of the fiscal year for SmallCap Blend Fund, SmallCap Blend Fund’s pro forma results of operations for the period ended April 30, 2012, would have been $642,000 of net investment loss, $65,105,000 of net realized and unrealized gain on investments, and $64,463,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Blend Fund that have been included in the SmallCap Blend Fund’s statement of operations since February 17, 2012.

Effective March 6, 2012, Money Market Fund eliminated Class R-1, R-2, R-3, R-4 & R-5.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International
International Fund		Securities Fund		Emerging Markets Fund
British Pound	18.4%	United States Dollar	49.3%	United States Dollar	21.1%
Euro	16.1	Australian Dollar	10.4	Hong Kong Dollar	17.3
Japanese Yen	15.0	Hong Kong Dollar	8.6	South Korean Won	16.2
Canadian Dollar	8.7	Japanese Yen	8.2	Taiwan Dollar	8.7
Australian Dollar	5.6	British Pound	5.3	Brazilian Real	8.6
Hong Kong Dollar	5.5	Canadian Dollar	5.3	South African Rand	8.1
United States Dollar	5.5
Swiss Franc	5.0

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Gains realized upon the disposition of Indian securities held by the Funds may be subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2012, Diversified International Fund had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $2,742,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $7,000, no deferred tax liability, and an approximate capital loss carryforward of $12,536,000 that expires in 2017, relating to Indian securities.

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rate notes are included in each Funds’ schedule of investments.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2012 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2012, Bond & Mortgage Securities Fund, Global Diversified Income Fund, LargeCap Value Fund, MidCap Blend Fund, Real Estate Securities Fund, each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Diversified Income Fund wrote call and put options on securities it owns or in which it may invest. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the security to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2012, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	—	$—
Options written	198,360	16,592
Options expired	(39,586)	(330)
Options closed	(82,846)	(10,479)
Options exercised	(288)	(397)
Balance at end of period	75,640	5,386

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Swap Agreements. Bond & Mortgage Securities Fund and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of April 30, 2012 counterparties had pledged collateral for swap agreements of $2,605,602 for the Bond & Mortgage Securities Fund and $2,234,794 for the High Yield Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2012			Liability Derivatives April 30, 2012
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$1,757
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1	Payables	$89
		Total $	1		$1,846
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$149	Payables, Net Assets Consist of Net unrealized	$1,587
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$—	Payables	$430
		Total $	149		$2,017
Global Real Estate Securities Fund
Foreign exchange contracts	Receivables		$1,350	Payables	$1,352
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$3,118	Payables, Net Assets Consist of Net unrealized	$250
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Inflation Protection Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,780 * Payables, Net Assets Consist of Net unrealized		$989	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,334 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Short-Term Income Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$352	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/Depreciation of Derivatives
as hedging instruments	Recognized in Operations	Recognized in Operations	Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(1,846)	$(1,209)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$228	$(121)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(18)	$—
	transactions

	Total	$(1,636)	$(1,330)

Global Diversified Income Fund
Equity contracts	Net realized gain (loss) from Options and	$(2,871)	$(1,438)
	swaptions contracts/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$456	$(430)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(2,415)	$(1,868)

Global Real Estate Securities Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$369	$127
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(443)	$1,365
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$79	$18
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(2,472)	$1,303
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(2,393)	$1,321

LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$8,794	$897
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$3,131	$(1,267)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures	$(1,135)	$(402)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$415	$(173)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

3. Operating Policies (Continued)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Inflation Protection Fund and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2012.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4.	Fair Valuation (continued)

		Fair Value
Fund	Asset Type	at 04/30/12	Valuation technique	Unobservable input
Bond & Mortgage	Bonds	16,362	Estimate based on indicative bids from single or	Judgmental assessments of liquidity
Securities Fund			multiple brokers, evaluated price from pricing
			service, purchase price
	Common Stock	10	Evaluated price from pricing service	Judgmental assessments of liquidity
	Senior Floating Rate	7,002	Purchase Price	N/A
	Interest
		23,374
Global Diversified	Bonds	24,530	Estimate based on indicative bids from single or	Judgmental assessments of liquidity
Income Fund			multiple brokers, evaluated price from pricing
			service
	Common Stock	125	Estimate based on current market transactions,	Judgmental assessments of liquidity, judgmental
			estimate based on market transactions for	assessments based on company book value and
			reference security	strike price, judgmental assessments of
				operating results of the investee

	Preferred Stock	3,118	Estimate based on current market transactions,	Judgmental assessments of liquidity
			estimate based on indicative bids from single or
			multiple brokers
	Senior Floating Rate	14,430	Purchase price	N/A
	Interest
		42,203
High Yield Fund	Bonds	43,262	Estimate based on indicative bids from single or	Judgmental assessments of current operating
			multiple brokers, estimate based on current	results of the investee
			market transactions
	Common Stock	1,044	Evaluated price from pricing service, estimate	Judgmental assessments of current operating
			based on current market transactions, estimate	results of the investee, judgmental assessments
			based on current market transactions for	of liquidity
			reference security
	Convertible Bonds	4,124	Estimate based on indicative bids from single or	Judgmental assessments of current operating
			multiple brokers, estimate based on current	results of the investee, judgmental assessments
			market transactions	of liquidity
	Senior Floating Rate	114,599	Purchase price	N/A
	Interest
		163,029
International Emerging	Common Stock	25,668	Estimate based on current market transactions,	Judgmental assessments of liquidity
Markets Fund			last traded price

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided inputs to value Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation (continued)

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred between Level 1 and Level 2 at April 30, 2012 due to differences in bid versus exchange close prices received for preferred securities.

Diversified International Fund	$25,694,200
Global Diversified Income Fund	$8,060,836
International Emerging Markets Fund	$64,903,635

The following is a summary of the inputs used as of April 30, 2012, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Bond & Mortgage Securities Fund
Bonds		$—	$1,143,674	$16,362	$1,160,036
Common Stocks
Technology		—	—	10	10
Convertible Bonds		—	366	—	366
Preferred Stocks		672	—	—	672
Repurchase Agreements		—	83,704	—	83,704
Senior Floating Rate Interests		—	36,177	7,002	43,179
U.S. Government & Government Agency Obligations		—	954,980	—	954,980
	Total investments in securities $	672	$2,218,901	$23,374	$2,242,947
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1	$—	$1
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(1,757)	$—	$(1,757)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(89)	$—	$(89)
California Municipal Fund
Investment Companies		$4,000	$—	$—	$4,000
Municipal Bonds		—	232,474	—	232,474
	Total investments in securities $	4,000	$232,474	$—	$236,474
Diversified International Fund
Common Stocks
Basic Materials		$92,822	$214,474	$—	$307,296
Communications		12,666	192,686	—	205,352
Consumer, Cyclical		55,306	319,545	—	374,851
Consumer, Non-cyclical		39,298	441,083	5	480,386
Diversified		788	30,803	—	31,591
Energy		66,119	274,381	—	340,500
Financial		121,345	532,403	11,733	665,481
Industrial		31,330	300,761	—	332,091
Technology		—	195,156	—	195,156
Utilities		1,169	70,150	—	71,319
Preferred Stocks
Basic Materials		—	14,203	—	14,203
Communications		—	2,739	—	2,739
Consumer, Cyclical		—	33,095	—	33,095
Consumer, Non-cyclical		—	11,016	—	11,016
Financial		—	5,960	—	5,960
Utilities		—	2,127	—	2,127
Repurchase Agreements		—	46,604	—	46,604
	Total investments in securities $	420,843	$2,687,186	$11,738	$3,119,767

Equity Income Fund
Common Stocks*		$4,141,257	$—	$—	$4,141,257
Repurchase Agreements		—	151,287	—	151,287
	Total investments in securities $	4,141,257	$151,287	$—	$4,292,544

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Diversified Income Fund
Bonds	$—	$2,253,059	$24,530	$2,277,589
Common Stocks
Basic Materials	3,179	5,904	—	9,083
Communications	84,015	7,995	125	92,135
Consumer, Cyclical	5,115	7,681	—	12,796
Consumer, Non-cyclical	24,495	11,648	—	36,143
Diversified	—	3,021	—	3,021
Energy	284,825	11,922	—	296,747
Exchange Traded Funds	720	—	—	720
Financial	130,538	103,420	—	233,958
Industrial	12,795	5,889	—	18,684
Technology	4,526	5,100	—	9,626
Utilities	158,446	14,470	—	172,916
Convertible Bonds	—	69	—	69
Convertible Preferred Stocks
Financial	3,366	3,680	—	7,046
Credit Linked Structured Notes	—	10,230	—	10,230
Preferred Stocks
Communications	29,230	2,895	—	32,125
Consumer, Cyclical	—	1,385	—	1,385
Consumer, Non-cyclical	—	1,579	1	1,580
Energy	70	—	—	70
Financial	226,928	42,026	3,117	272,071
Government	—	10,094	—	10,094
Utilities	1,544	—	—	1,544
Repurchase Agreements	—	54,664	—	54,664
Senior Floating Rate Interests	—	122,061	14,430	136,491
Total investments in securities $	969,792	$2,678,792	$42,203	$3,690,787
Assets
Equity Contracts**
Options	$149	$—	$—	$149
Liabilities
Equity Contracts**
Options	$(1,587)	$—	$—	$(1,587)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(430)	$—	$(430)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$4,231	$—	$—	$4,231
Diversified	—	13,798	—	13,798
Financial	422,008	316,285	—	738,293
Industrial	4,782	—	—	4,782
Total investments in securities $	431,021	$330,083	$—	$761,104
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,333	$—	$1,333
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,335)	$—	$(1,335)

Government & High Quality Bond Fund
Bonds	$—	$530,435	$12,967	$543,402
Repurchase Agreements	—	33,828	—	33,828
U.S. Government & Government Agency Obligations	—	1,221,318	—	1,221,318
Total investments in securities $	—	$1,785,581	$12,967	$1,798,548

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
High Yield Fund
Bonds		$—	$3,139,803	$43,262	$3,183,065
Common Stocks
Consumer, Cyclical		7,592	—	—	7,592
Energy		—	—	922	922
Technology		—	—	122	122
Convertible Bonds		—	4,861	4,124	8,985
Preferred Stocks
Financial		—	20,370	—	20,370
Government		1,625	—	—	1,625
Repurchase Agreements		—	145,724	—	145,724
Senior Floating Rate Interests		—	276,050	114,599	390,649
U.S. Government & Government Agency Obligations		—	126,626	—	126,626
	Total investments in securities $	9,217	$3,713,434	$163,029	$3,885,680
Assets
Credit Contracts**
Credit Default Swaps		$—	$3,118	$—	$3,118
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(250)	$—	$(250)

Income Fund
Bonds		$—	$1,283,429	$10,647	$1,294,076
Common Stocks
Energy		—	—	997	997
Convertible Bonds		—	4,471	—	4,471
Repurchase Agreements		—	105,154	—	105,154
Senior Floating Rate Interests		—	25,815	6,750	32,565
U.S. Government & Government Agency Obligations		—	461,860	—	461,860
	Total investments in securities $	—	$1,880,729	$18,394	$1,899,123

Inflation Protection Fund
Bonds		$—	$9,960	$2,256	$12,216
U.S. Government & Government Agency Obligations		—	778,780	—	778,780
	Total investments in securities $	—	$788,740	$2,256	$790,996
Assets
Interest Rate Contracts**
Futures		$1,337	$—	$—	$1,337
Interest Rate Swaps		$—	$443	$—	$443
Liabilities
Interest Rate Contracts**
Futures		$(452)	$—	$—	$(452)
Interest Rate Swaps		$—	$(537)	$—	$(537)

International Emerging Markets Fund
Common Stocks
Basic Materials		$60,178	$94,399	$—	$154,577
Communications		31,303	95,372	—	126,675
Consumer, Cyclical		21,486	143,308	—	164,794
Consumer, Non-cyclical		101,792	67,184	306	169,282
Diversified		8,618	47,096	—	55,714
Energy		130,255	83,581	—	213,836
Financial		70,823	269,620	25,362	365,805
Industrial		13,428	105,044	—	118,472
Technology		—	187,108	—	187,108
Utilities		—	11,033	—	11,033
Preferred Stocks
Basic Materials		—	32,801	—	32,801
Communications		—	6,653	—	6,653
Financial		—	13,218	—	13,218
Utilities		—	5,766	—	5,766
Repurchase Agreements		—	25,897	—	25,897
	Total investments in securities $	437,883	$1,188,080	$25,668	$1,651,631

LargeCap Growth Fund
Common Stocks*		$2,326,743	$—	$—	$2,326,743
Repurchase Agreements		—	81,010	—	81,010
	Total investments in securities $	2,326,743	$81,010	$—	$2,407,753

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap S&P 500 Index Fund
Common Stocks*		$2,580,023	$—	$—	$2,580,023
Repurchase Agreements		—	102,912	—	102,912
	Total investments in securities $	2,580,023	$102,912	$—	$2,682,935
Assets
Equity Contracts**
Futures		$1,334	$—	$—	$1,334

LargeCap Value Fund
Common Stocks*		$1,635,311	$—	$—	$1,635,311
Repurchase Agreements		—	3,243	—	3,243
	Total investments in securities $	1,635,311	$3,243	$—	$1,638,554

MidCap Blend Fund
Common Stocks*		$2,649,450	$—	$—	$2,649,450
Repurchase Agreements		—	29,307	—	29,307
	Total investments in securities $	2,649,450	$29,307	$—	$2,678,757

Money Market Fund
Bonds		$—	$171,257	$—	$171,257
Certificate of Deposit		—	5,800	—	5,800
Commercial Paper		—	728,684	—	728,684
Investment Companies		53,100	—	—	53,100
Municipal Bonds		—	90,377	—	90,377
Repurchase Agreements		—	110,470	—	110,470
	Total investments in securities $	53,100	$1,106,588	$—	$1,159,688

Principal Capital Appreciation Fund
Common Stocks*		$1,729,785	$—	$—	$1,729,785
Repurchase Agreements		—	31,836	—	31,836
	Total investments in securities $	1,729,785	$31,836	$—	$1,761,621

Real Estate Securities Fund
Common Stocks*		$1,583,777	$—	$—	$1,583,777
Convertible Preferred Stocks
Financial		—	24,709	—	24,709
Repurchase Agreements		—	8,757	—	8,757
	Total investments in securities $	1,583,777	$33,466	$—	$1,617,243

Short-Term Income Fund
Bonds		$—	$1,229,482	$—	$1,229,482
Municipal Bonds		—	6,355	—	6,355
Repurchase Agreements		—	33,234	—	33,234
U.S. Government & Government Agency Obligations		—	4,327	—	4,327
	Total investments in securities $	—	$1,273,398	$—	$1,273,398
Liabilities
Interest Rate Contracts**
Futures		$(352)	$—	$—	$(352)

SmallCap Blend Fund
Common Stocks*		$378,509	$—	$—	$378,509
Repurchase Agreements		—	8,203	—	8,203
	Total investments in securities $	378,509	$8,203	$—	$386,712
Assets
Equity Contracts**
Futures		$1	$—	$—	$1

Tax-Exempt Bond Fund
Investment Companies		$1,000	$—	$—	$1,000
Municipal Bonds		—	249,779	1,722	251,501
	Total investments in securities $	1,000	$249,779	$1,722	$252,501

*	For additional detail regarding sector classifications, please see the Schedule of Investments.
**	Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
	Value	Realized	and Change		Proceeds		Transfers	Transfers	Value	Appreciation/(Depreciation)
	October	Gain/	in Unrealized		from		into Level	Out of	April 30,	on Investments Held at
Fund	31, 2011	(Loss)	Gain/(Loss)	Purchases	Sales		3*	Level 3**	2012	April 30, 2012
Bond & Mortgage Securities Fund
Bonds	$20,849	$(2,756)	$3,176	$5,673	$(10,262)		$526	$(844)	$16,362	$318
Common Stocks
Technology	17	—	(7)	—	—		—	—	10	(7)
Senior Floating	—	—	—	7,002	—		—	—	7,002	—
Rate Interests
Total $	20,866	$(2,756)	$3,169	$12,675	$(10,262)		$526	$(844)	$23,374	$311

Diversified International Fund
Common Stocks
Basic Materials	$ 402	$—	$—	$—	$—		$—	$(402)	$—	$—
Consumer, Non-	—	47	5	—	(47)		—	—	5	5
cyclical
Financial	—	(606)	1,037	8,391	(2,286)		5,197	—	11,733	1,037
Total $	402	$(559)	$1,042	$8,391	$(2,333)		$5,197	$(402)	$11,738	$1,042

Global Diversified Income Fund
Bonds	$16,551	$(6)	$672	$650	$(438)		$8,601	$(1,500)	$24,530	$616
Common Stocks
Communications	175	—	(50)	—	—		—	—	125	(50)
Consumer,	—	—	(124)	124	—		—	—	—	(124)
Cyclical
Financial	283	—	(27)	—	(256)		—	—	—	—
Preferred Stocks
Consumer, Non-	—	—	1	—	—		—	—	1	1
cyclical
Financial	3,112	—	5	—	—		—	—	3,117	5
Senior Floating	—	—	—	14,430	—		—	—	14,430	—
Rate Interests
Total $	20,121	$(6)	$477	$15,204	$(694)		$8,601	$(1,500)	$42,203	$448

Global Real Estate Securities Fund
Common Stocks
Financial	$380	$—	$(71)	$—	$(309)		$—	$—	$—	$—
Total $	380	$—	$(71)	$—	$(309)		$—	$—	$—	$—

Government & High Quality Bond Fund
Bonds	$12,503	$—	$44	$4,000	$—		$—	$(3,580)	$12,967	$46
Total $	12,503	$—	$44	$4,000	$—		$—	$(3,580)	$12,967	$46

High Yield Fund
Bonds	$39,909	$5,553	$1,697	$—	$(12,417	) $	8,520	$—	$43,262	$1,178
Common Stocks
Consumer,	—	—	—	—	—		—	—	—	—
Consumer, Non-	1	—	(1)	—	—		—	—	—	(1)
cyclical
Energy	922	—	—	—	—		—	—	922	—
Technology	202	—	(80)	—	—		—	—	122	(80)
Convertible Bonds	10,816	—	(6,692)	—	—		—	—	4,124	(6,749)
Senior Floating	—	—	—	114,599	—		—	—	114,599	—
Rate Interests
Total $	51,850	$5,553	$(5,076)	$114,599	$(12,417	) $	8,520	$—	$163,029	$(5,652)

Income Fund
Bonds	$10,027	$—	$412	$—	$(610	) $	818	$—	$10,647	$412
Common Stocks
Energy	997	—	—	—	—		—	—	997	—
Senior Floating	—	—	—	6,750	—		—	—	6,750	—
Rate Interests
Total $	11,024	$—	$412	$6,750	$(610	) $	818	$—	$18,394	$412

Inflation Protection Fund
Bonds	$5,940	$(158)	$193	$—	$(96	) $	954	$(4,577)	$2,256	$185
Total $	5,940	$(158)	$193	$—	$(96	) $	954	$(4,577)	$2,256	$185

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4.	Fair Valuation (Continued)

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers	Transfers	Value	Appreciation/(Depreciation)
	October	Gain/	in Unrealized		from	into Level	Out of	April 30,	on Investments Held at
Fund	31, 2011	(Loss)	Gain/(Loss)	Purchases	Sales	3*	Level 3**	2012	April 30, 2012

International Emerging Markets Fund
Common Stocks
Consumer, Non- $	—	$—	$39	$267	$—	$—	$—	$306	$39
cyclical
Financial	—	3,162	(1,018)	12,048	(6,254)	17,424	—	25,362	(1,018)
Total $	—	$3,162	$(979)	$12,315	$(6,254)	$17,424	$—	$25,668	$(979)

Tax-Exempt Bond Fund
Municipal Bonds $	1,620	$—	$102	$—	$—	$—	$—	$1,722	$102
Total $	1,620	$—	$102	$—	$—	$—	$—	$1,722	$102

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted.
2. Securities that have certain restrictions on trading;
3. Instances where a security is illiquid
4. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)						Net Assets of Funds (in millions)

	First	Next	Next	$	Over 1.5		First	Next	Next	Over $1.5
	$500	$500	$500		billion		$500	$500	$500	billion
Global Real Estate Securities Fund	.90%	.88%	.86%		.85%	SmallCap Blend Fund	.75	.73	.71	.70
Inflation Protection Fund	.40	.38	.36		.35	Tax-Exempt Bond Fund	.45	.43	.41	.40

		Net Assets of Fund							Net Assets of Funds
		First $1			Over $1				First $2	Over $2
		billion			billion				billion	billion
California Municipal Fund		.45%			.40%	Government & High Quality Bond Fund			.50%	.45%
						Income Fund			.50	.45

	Net Assets of Fund (in millions)						Net Assets of Fund (in millions)
	First	Next			Over		First		Next	Over $1
	$200	$300			$500		$500		$500	billion
Short-Term Income Fund	.50%	.45%			.40%	Principal Capital Appreciation Fund	.625%		.50%	.375%

	Net Assets of Fund (in millions)
First			Over
$250			$250
High Yield Fund	.625%		.50%

			Net Assets of Funds (in millions)
		First	Next	Next	Next	Next $1	Over $3
		$500	$500	$500	$500	billion	billion
Bond & Mortgage Securities Fund		.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund		.90	.88	.86	.85	.83	.80
Global Diversified Income Fund		.80	.78	.76	.75	.73	.70
International Emerging Markets Fund		1.20	1.18	1.16	1.15	1.14	1.13
Large Cap Value Fund		.45	.43	.41	.40	.39	.38
MidCap Blend Fund		.65	.63	.61	.60	.59	.58
Money Market Fund		.40	.39	.38	.37	.36	.35
Real Estate Securities Fund		.85	.83	.81	.80	.79	.78

			Net Assets of Fund (in millions)
		First	Next	Next $1	Next $1	Over $3
		$500	$500	billion	billion	billion
LargeCap Growth Fund		.68%	.65%	.62%	.58%	.55%

		Net Assets of Fund (in millions)
		First	Next	Over
		$250	$250	$500
Equity Income Fund		.60%	.55%	.50%

			All Net Assets
LargeCap S&P 500 Index Fund			.15%

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2011 through April 30, 2012
	Class A		Class B		Class C		Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.94%		1.60%		1.75%		N/A	N/A	February 28, 2013
California Municipal Fund	N/A		1.82		N/A		N/A	N/A	February 28, 2013
Diversified International Fund	N/A		2.47		2.08		N/A	N/A	February 28, 2013
Equity Income Fund	N/A		1.97		N/A		N/A	N/A	February 28, 2013
Global Diversified Income Fund	1.25		N/A		2.00		N/A	.90%	February 28, 2013
Global Real Estate Securities Fund	1.45		N/A		2.20		N/A	.95	February 28, 2013
Government & High Quality Bond Fund	.88		1.65		1.63		1.00%	N/A	February 28, 2013
High Yield Fund	N/A		1.92		N/A		N/A	N/A	February 28, 2013
Income Fund	N/A		1.90		N/A		1.10	N/A	February 28, 2013
Inflation Protection Fund	.90		N/A		1.65		1.15	N/A	February 28, 2013
International Emerging Markets Fund	N/A		2.78		2.80		N/A	N/A	February 28, 2013
LargeCap Growth Fund	N/A		2.25		N/A		N/A	N/A	February 28, 2013
LargeCap S&P 500 Index Fund	.70		N/A		1.30		N/A	N/A	February 28, 2013
LargeCap Value Fund	N/A		2.00		1.70		N/A	N/A	February 28, 2013
MidCap Blend Fund	1.23	*	2.09		1.95		N/A	N/A	February 28, 2013
Money Market Fund	N/A		1.55		1.79		N/A	N/A	February 28, 2013
Principal Capital Appreciation Fund	N/A		1.99		1.82		N/A	N/A	February 28, 2013
Real Estate Securities Fund	1.45		2.20		2.20		N/A	N/A	February 28, 2013
Short-Term Income Fund	.95	*	N/A		1.67		1.07	N/A	February 28, 2013
SmallCap Blend Fund	1.35	**	2.29	**	2.08	**	N/A	0.80^	February 28, 2014
Tax-Exempt Bond Fund	.85		1.60		1.60		N/A	N/A	February 28, 2013

*	Expired February 29, 2012.
**	Prior to December 21, 2011 the expense limit was 1.63%, 2.38% and 2.20% for Class A, Class B and Class C shares, respectively.
^	Period from December 21, 2011 through April 30, 2012.

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
		April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2011 through April 30, 2012
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2013
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 28, 2013

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Blend Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to the Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	LargeCap S&P 500 Index Fund	.20%
High Yield Fund	.56	MidCap Blend Fund	.70
International Emerging Markets Fund	1.34	Short-Term Income Fund	.54

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2013.

In addition, the Manager has voluntarily agreed to limit expenses attributable to Institutional Class shares of Money Market Fund. The expense limit will maintain a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Income Fund	Class A	.15

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund) through February 28, 2013. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2012, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$58	$2	$2	$7
California Municipal Fund	11	—	—	N/A
Diversified International Fund	88	3	1	9
Equity Income Fund	179	7	3	N/A
Global Diversified Income Fund	817	N/A	126	N/A
Global Real Estate Securities Fund	6	N/A	—	N/A
Government & High Quality Bond Fund	255	3	13	13
High Yield Fund	238	6	41	N/A
Income Fund	148	2	8	15
Inflation Protection Fund	20	N/A	—	2
International Emerging Markets Fund	89	2	1	13
LargeCap Growth Fund	110	3	1	2
LargeCap S&P 500 Index Fund	41	N/A	2	13
LargeCap Value Fund	61	2	—	3
MidCap Blend Fund	364	5	8	12
Money Market Fund	1	18	4	72
Principal Capital Appreciation Fund	119	4	2	N/A
Real Estate Securities Fund	67	2	6	7
Short-Term Income Fund	280	N/A	15	13
SmallCap Blend Fund	53	1	—	3
Tax-Exempt Bond Fund	40	1	1	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2012, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Institutional
Bond & Mortgage Securities Fund	461	16,384
Diversified International Fund	—	47,181
Equity Income Fund	—	53,726
Global Real Estate Securities Fund	—	76
Government & High Quality Bond Fund	132	2
High Yield Fund	—	38
Income Fund	—	13,193
Inflation Protection Fund	—	26,485
International Emerging Markets Fund	—	3,896
LargeCap Growth Fund	—	9,269
LargeCap Value Fund	—	7,775
MidCap Blend Fund	—	39
Money Market Fund	11,094	3,040
Principal Capital Appreciation Fund	—	4,456
Real Estate Securities Fund	—	23,281
Short-Term Income Fund	275	9,715
SmallCap Blend Fund	—	2,673

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $23,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2012.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

6. Capital Share Transactions

For the period ended April 30, 2012, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars		Shares	Dollars
Bond & Mortgage Securities Fund	122	$1,310	LargeCap Growth Fund	156	$1,219
California Municipal Fund	11	107	LargeCap Value Fund	93	913
Diversified International Fund	204	1,924	MidCap Blend Fund	367	5,070
Equity Income Fund	174	3,195	Money Market Fund	1,749	1,749
Government & High Quality Bond Fund	227	2,561	Principal Capital Appreciation Fund	69	2,336
High Yield Fund	292	2,209	Real Estate Securities Fund	74	1,341
Income Fund	97	934	SmallCap Blend Fund	99	1,394
International Emerging Markets Fund	50	1,136	Tax-Exempt Bond Fund	56	404

7. Investment Transactions

For the period ended April 30, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$2,066,503	$2,101,691	International Emerging Markets Fund	$868,448	$779,487
California Municipal Fund	19,845	18,567	LargeCap Growth Fund	718,788	936,504
Diversified International Fund	1,172,474	982,501	LargeCap S&P 500 Index Fund	89,888	31,829
Equity Income Fund	713,984	269,914	LargeCap Value Fund	885,033	882,544
Global Diversified Income Fund	1,709,531	849,797	MidCap Blend Fund	1,006,375	306,579
Global Real Estate Securities Fund	591,639	133,392	Principal Capital Appreciation Fund	50,800	67,106
Government & High Quality Bond Fund	473,868	521,651	Real Estate Securities Fund	338,303	661,353
High Yield Fund	1,343,477	1,006,890	Short-Term Income Fund	362,982	248,649
Income Fund	323,249	105,305	SmallCap Blend Fund	140,275	156,098
Inflation Protection Fund	–	7,407	Tax-Exempt Bond Fund	24,112	15,753

For the period ended April 30, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$433,447	$344,984	Inflation Protection Fund	$757,505	$728,811
Government & High Quality Bond Fund	130,734	98,214	Short-Term Income Fund	1,658	1,612
Income Fund	35,061	17,385

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2012 and October 31, 2011 were as follows (amounts in thousands):

					Long-Term
	Ordinary Income		Tax-Exempt Income		Capital Gain		Return of Capital
	2012	2011	2012	2011*	2012	2011^	2012	2011
Bond & Mortgage Securities Fund	$36,205	$75,766	$—	$ —	$—	$ —	$—	$1,891
California Municipal Fund	—	139	4,681	11,020	—	—	—	—
Diversified International Fund	40,930	23,568	—	—	—	—	—	—
Equity Income Fund	53,280	96,794	—	—	—	—	—	—
Global Diversified Income Fund	88,998	125,150	—	—	8,978	3,747	—	—
Global Real Estate Securities Fund	5,423	3,829	—	—	—	136	—	—
Government & High Quality Bond Fund	32,843	64,498	—	—	—	—	—	—
High Yield Fund	144,802	272,231	—	—	97,367	49,449	—	—
Income Fund	41,636	77,381	—	—	—	—	—	136
Inflation Protection Fund	1,081	22,129	—	—	—	—	—	—
International Emerging Markets Fund	17,557	7,252	—	—	—	—	—	—
LargeCap Growth Fund	5,364	—	—	—	—	—	—	—
LargeCap S&P 500 Index Fund	41,057	28,555	—	—	—	—	—	—
LargeCap Value Fund	20,946	15,354	—	—	—	—	—	—
MidCap Blend Fund	23,374	16,656	—	—	94,226	48,472	—	—
Principal Capital Appreciation Fund	20,805	18,397	—	—	14,488	36,646	—	—
Real Estate Securities Fund	8,266	19,887	—	—	—	—	—	—
Short-Term Income Fund	11,920	25,538	—	—	—	—	—	—
Tax-Exempt Bond Fund	—	117	4,970	10,871	—	—	—	—

*The funds designate these distributions as exempt interest per IRC code Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2011, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
California Municipal Fund	$—	$43	$—
Diversified International Fund	32,882	—	—
Equity Income Fund	4,760	—	—
Global Diversified Income Fund	4,660	—	8,971
Global Real Estate Securities Fund	2,178	—	—
Government & High Quality Bond Fund	368	—	—
High Yield Fund	22,940	—	97,343
Inflation Protection Fund	574	—	—
International Emerging Markets Fund	16,942	—	—
LargeCap Growth Fund	2,651	—	—
LargeCap S&P 500 Index Fund	30,949	—	—
LargeCap Value Fund	15,097	—	—
MidCap Blend Fund	22,376	—	94,214
Principal Capital Appreciation Fund	16,844	—	14,486
Tax-Exempt Bond Fund	—	106	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of October 31, 2011, Bond & Mortgage Securities Fund, Income Fund, Money Market Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, and SmallCap Growth Fund had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

8. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
										Annual
	2012	2013	2014	2015	2016	2017	2018	2019	Total	Limitations*
Bond & Mortgage Securities Fund	$ –	$ –	$ –	$ –	34,251	$ 135,017	$ –	$ 20,017	$189,285	$–
California Municipal Fund	–	–	–	1,415	10,723	21,987	3,189	6,663	43,977	–
Diversified International Fund	–	–	–	175,070	106,213	469,054	–	–	750,337	4,625
Equity Income Fund	–	–	–	–	249,259	407,289	–	6,689	663,237	–
Global Real Estate Securities Fund	–	–	–	–	296	1,303	118	664	2,381	200
Government & High Quality Bond Fund	–	2,488	9,483	3,147	55,498	2,385	–	–	73,001	17,781
Income Fund	892	–	1,047	2,036	–	18,489	8,587	13,419	44,470	–
Inflation Protection Fund	–	–	–	–	–	52,524	–	–	52,524	–
International Emerging Markets Fund	–	–	–	–	–	68,739	–	–	68,739	–
LargeCap Growth Fund	–	–	–	–	–	308,347	–	–	308,347	–
LargeCap S&P 500 Index Fund	–	–	–	50,150	152,579	18,331	–	–	221,060	86,533
LargeCap Value Fund	–	–	–	–	21,543	94,084	–	–	115,627	–
Money Market Fund	–	–	28	3,000	35,617	2,969	–	–	41,614	5,612
Principal Capital Appreciation Fund	–	–	–	36,417	9,104	–	–	–	45,521	9,104
Real Estate Securities Fund	–	–	–	–	–	248,512	–	–	248,512	–
Short-Term Income Fund	–	–	41	3,788	21,544	15,902	390	–	41,665	5,314
SmallCap Blend Fund	–	–	–	–	–	42,773	–	–	42,773	–
Tax-Exempt Bond Fund	–	–	–	1,229	3,675	8,745	3,433	2,371	19,453	–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated during the fiscal year ending October 31, 2011 will not yet be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2011, the following fund had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized		Expired	Utilized
Diversified International Fund	$514,941	$99,301	LargeCap Value Fund	$—	$70,583
Government & High Quality Bond Fund	—	20,310	Money Market	—	5
Income Fund	1,212	—	Principal Capital Appreciation Fund	404,907	424
Inflation Protection Fund	—	29,983	Real Estate Securities Fund	—	130,770
International Emerging Markets Fund	—	127,359	Short-Term Income Fund	—	2,074
LargeCap Growth Fund	—	180,130	SmallCap Blend Fund	—	25,400
LargeCap S&P 500 Index Fund	—	23,362

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

8. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$(7,120)	$9,011	$(1,891)
California Municipal Fund	(210)	210	–
Diversified International Fund	910	(223,549)	222,639
Equity Income Fund	(563)	563	–
Global Diversified Income Fund	1,504	(1,699)	195
Global Real Estate Securities Fund	1,043	(1,043)	–
Government & High Quality Bond Fund	5,913	(5,759)	(154)
High Yield Fund	5,994	(5,990)	(4)
Income Fund	4,958	(3,610)	(1,348)
Inflation Protection Fund	(2,350)	2,350	–
International Emerging Markets Fund	(3,554)	3,554	–
LargeCap Growth Fund	539	24	(563)
LargeCap S&P 500 Index Fund	1	–	(1)
MidCap Blend Fund	1,654	(1,647)	(7)
Money Market Fund	–	2	(2)
Principal Capital Appreciation Fund	41	(46,804)	46,763
Real Estate Securities Fund	7,754	124	(7,878)
Short-Term Income Fund	1,127	(588)	(539)
SmallCap Blend Fund	809	–	(809)
Tax-Exempt Bond Fund	(277)	281	(4)

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
Semiconductors - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b)	345,803		$10		Automobile Floor Plan Asset Backed Securities (continued)
					Ford Credit Floorplan Master Owner Trust
TOTAL COMMON STOCKS			$10		0.84%, 9/15/2015(e)	$4,500		$4,515
PREFERRED STOCKS - 0.03%	Shares Held	Value	(000	's)	0.94%, 9/15/2015(e)	2,350		2,363
					1.79%, 9/15/2014(e)	11,655		11,718
Banks - 0.03%					1.89%, 12/15/2014(c),(e)	950		959
Ally Financial Inc 8.50%	30,000		672		Nissan Master Owner Trust Receivables
					1.39%, 1/15/2015(c),(e)	4,000		4,031
TOTAL PREFERRED STOCKS			$672					$47,892
	Principal
BONDS - 56.34%	Amount (000's)	Value	(000	's)	Automobile Manufacturers - 0.30%
					Chrysler Group LLC/CG Co-Issuer Inc
Advertising - 0.32%					8.00%, 6/15/2019	2,075		2,148
Interpublic Group of Cos Inc/The					Daimler Finance North America LLC
4.00%, 3/15/2022	$1,055		$1,054		2.40%, 4/10/2017(c)	3,520		3,558
6.25%, 11/15/2014	585		638		Ford Motor Co
10.00%, 7/15/2017	3,105		3,536		7.45%, 7/16/2031	105		134
Omnicom Group Inc					Jaguar Land Rover PLC
3.63%, 5/1/2022	1,280		1,281		7.75%, 5/15/2018(c)	105		109
			$6,509		8.13%, 5/15/2021(c)	250		261
Aerospace & Defense - 0.02%								$6,210
Lockheed Martin Corp					Automobile Parts & Equipment - 0.03%
4.85%, 9/15/2041	460		482		Allison Transmission Inc
					11.00%, 11/1/2015(c)	395		417
Agriculture - 0.48%					Cooper Tire & Rubber Co
Altria Group Inc					8.00%, 12/15/2019	140		151
4.75%, 5/5/2021	4,850		5,340					$568
9.95%, 11/10/2038	810		1,280		Banks - 7.31%
Philip Morris International Inc					Akbank TAS
2.50%, 5/16/2016	1,025		1,078		5.13%, 7/22/2015	250		251
4.50%, 3/20/2042	1,215		1,243		6.50%, 3/9/2018(c)	150		154
Southern States Cooperative Inc
11.25%, 5/15/2015(c)	815		874		Alfa Bank OJSC Via Alfa Bond Issuance PLC
			$9,815		7.75%, 4/28/2021(c)	295		288
Airlines - 0.03%					Ally Financial Inc
US Airways 2001-1G Pass Through Trust					4.50%, 2/11/2014	200		202
7.08%, 3/20/2021(d)	708		712		5.50%, 2/15/2017	650		664
					8.30%, 2/12/2015	2,125		2,332
					Associated Banc-Corp
Automobile Asset Backed Securities - 2.49%					5.13%, 3/28/2016	5,055		5,352
Ally Auto Receivables Trust					Banco de Bogota SA
1.11%, 1/15/2015(e)	7,207		7,239		5.00%, 1/15/2017(c)	300		312
AmeriCredit Automobile Receivables Trust					Banco de Credito del Peru/Panama
0.76%, 10/8/2015	4,670		4,671		4.75%, 3/16/2016(c)	270		278
0.90%, 9/8/2014	207		207		5.38%, 9/16/2020(c)	475		486
0.91%, 10/8/2015(e)	9,400		9,411
					Banco do Brasil SA/Cayman
2.86%, 1/9/2017	1,590		1,635		5.38%, 1/15/2021	100		103
					Banco Santander Brasil SA/Brazil
Hyundai Auto Lease Securitization Trust 2011-A					4.63%, 2/13/2017(c)	335		331
1.02%, 8/15/2014(c)	500		502
					BanColombia SA
Mercedes-Benz Auto Lease Trust					5.95%, 6/3/2021	835		887
0.66%, 4/15/2014	3,600		3,601		Bank of America Corp
Nissan Auto Lease Trust					3.75%, 7/12/2016	2,315		2,305
0.40%, 7/15/2014(e)	2,350		2,349
					3.88%, 3/22/2017	2,150		2,145
Santander Drive Auto Receivables Trust					5.70%, 1/24/2022	2,940		3,086
0.91%, 5/15/2015(e)	5,100		5,102
					5.88%, 2/7/2042	1,355		1,339
0.96%, 2/18/2014	1,984		1,984		8.00%, 12/29/2049(e)	260		268
1.04%, 4/15/2014	4,680		4,684		Bank of America NA
1.25%, 4/15/2015	2,500		2,508		6.00%, 10/15/2036	2,000		1,940
1.48%, 5/15/2017(c)	6,148		6,134
					Bank of Nova Scotia
Wheels SPV LLC					2.55%, 1/12/2017	900		935
1.79%, 3/15/2018(c),(e)	1,155		1,157
			$51,184		BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
					1.47%, 6/11/2012(e)	3,375		3,378
Automobile Floor Plan Asset Backed Securities - 2.33%
Ally Master Owner Trust					BPCE SA
0.87%, 5/15/2016(e)	9,400		9,435		2.38%, 10/4/2013(c)	5,520		5,433
1.04%, 9/15/2016(e)	3,500		3,501		Capital One Financial Corp
1.11%, 1/15/2016(e)	5,770		5,813		2.15%, 3/23/2015	4,930		4,962
1.99%, 1/15/2015(c),(e)	5,500		5,557		CIT Group Inc
					4.75%, 2/15/2015(c)	410		418

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Banks (continued)
CIT Group Inc (continued)					Royal Bank of Scotland PLC/The
5.25%, 4/1/2014(c)	$300		$309		3.40%, 8/23/2013	$4,700		$4,756
5.25%, 3/15/2018	680		700		4.88%, 3/16/2015	4,355		4,526
7.00%, 5/2/2017(c)	4,739		4,751		Santander US Debt SAU
Citigroup Inc					2.99%, 10/7/2013(c)	3,200		3,134
4.45%, 1/10/2017	1,990		2,079		3.72%, 1/20/2015(c)	1,200		1,140
4.59%, 12/15/2015	1,970		2,063		Sberbank of Russia Via SB Capital SA
5.13%, 5/5/2014	775		812		4.95%, 2/7/2017(c)	200		204
5.38%, 8/9/2020	695		747		5.72%, 6/16/2021	240		243
5.50%, 10/15/2014	845		900		6.13%, 2/7/2022(c)	400		413
5.88%, 1/30/2042	985		1,048		State Bank of India/London
6.13%, 5/15/2018	8,405		9,330		4.50%, 10/23/2014	200		206
6.38%, 8/12/2014	2,120		2,286		Svenska Handelsbanken AB
City National Corp/CA					2.88%, 4/4/2017	2,125		2,161
5.25%, 9/15/2020	3,100		3,313		VTB Bank OJSC Via VTB Capital SA
Cooperatieve Centrale Raiffeisen-					6.00%, 4/12/2017(c)	590		601
Boerenleenbank BA/Netherlands					6.55%, 10/13/2020	310		313
11.00%, 12/29/2049(c),(e)	1,560		1,981		6.88%, 5/29/2018	110		116
Cooperatieve Centrale Raiffeisen-					Wells Fargo Bank NA
Boerenleenbank BA/Utrect					0.71%, 5/16/2016(e)	4,615		4,341
3.38%, 1/19/2017	2,410		2,487					$150,455
Fifth Third Capital Trust IV
6.50%, 4/15/2037(e)	565		559		Beverages - 1.42%
Goldman Sachs Group Inc/The					Anheuser-Busch InBev Worldwide Inc
					0.83%, 7/14/2014(e)	670		671
5.25%, 7/27/2021	2,765		2,798
6.25%, 2/1/2041	675		686		5.38%, 1/15/2020	106		127
6.45%, 5/1/2036	960		936		Central American Bottling Corp
					6.75%, 2/9/2022(c)	355		367
Halyk Savings Bank of Kazakhstan JSC
7.25%, 5/3/2017	450		454		Corp Lindley SA
					6.75%, 11/23/2021(c)	415		443
HBOS Capital Funding No2 LP
6.07%, 6/29/2049(c),(e)	220		146		6.75%, 11/23/2021	140		149
HSBC Holdings PLC					Heineken NV
					3.40%, 4/1/2022(c)	3,725		3,777
4.00%, 3/30/2022	3,940		4,003
ICICI Bank Ltd/Bahrain					Molson Coors Brewing Co
					3.50%, 5/1/2022(f)	2,365		2,386
5.50%, 3/25/2015	200		207		5.00%, 5/1/2042(f)	2,005		2,046
ING Bank NV
3.75%, 3/7/2017(c)	3,595		3,551		Pernod-Ricard SA
					2.95%, 1/15/2017(c)	3,675		3,740
JP Morgan Chase & Co					4.25%, 7/15/2022(c)	2,505		2,571
1.88%, 3/20/2015	2,750		2,768		5.50%, 1/15/2042(c)	2,290		2,341
3.15%, 7/5/2016	2,625		2,721
4.25%, 10/15/2020	1,015		1,063		SABMiller Holdings Inc
					2.45%, 1/15/2017(c)	4,260		4,363
4.50%, 1/24/2022	8,245		8,783		3.75%, 1/15/2022(c)	6,060		6,302
5.40%, 1/6/2042	1,720		1,857
JP Morgan Chase Capital XX								$29,283
6.55%, 9/29/2036	1,000		1,004		Biotechnology - 0.47%
Kazkommertsbank JSC					Amgen Inc
8.50%, 4/16/2013	95		96		5.15%, 11/15/2041	760		792
LBG Capital No.1 PLC					5.75%, 3/15/2040	525		591
8.00%, 12/29/2049(c),(e)	1,865		1,548		Genzyme Corp
Morgan Stanley					5.00%, 6/15/2020	810		953
3.80%, 4/29/2016	2,960		2,894		Gilead Sciences Inc
5.30%, 3/1/2013	840		860		3.05%, 12/1/2016	840		888
5.38%, 10/15/2015	1,750		1,805		4.40%, 12/1/2021	2,040		2,216
5.50%, 7/28/2021	1,520		1,486		5.65%, 12/1/2041	1,340		1,497
6.25%, 8/28/2017	1,215		1,270		Life Technologies Corp
6.63%, 4/1/2018	2,165		2,263		6.00%, 3/1/2020	2,340		2,721
PNC Financial Services Group Inc								$9,658
6.75%, 8/1/2049(e)	4,870		5,105
PNC Funding Corp					Building Materials - 0.20%
5.25%, 11/15/2015	1,715		1,905		Cemex Finance LLC
PNC Preferred Funding Trust III					9.50%, 12/14/2016	100		99
8.70%, 2/28/2049(c),(e)	3,400		3,485		Cemex SAB de CV
RBS Capital Trust I					9.00%, 1/11/2018(c)	585		547
0.00%, 12/29/2049(a)	280		176		Cimento Tupi SA
RBS Capital Trust III					9.75%, 5/11/2018(c)	351		349
0.00%, 9/29/2049(a)	2,096		1,320		CRH America Inc
Regions Bank/Birmingham AL					4.13%, 1/15/2016	1,630		1,661
6.45%, 6/26/2037	1,055		1,050		8.13%, 7/15/2018	1,065		1,265
7.50%, 5/15/2018	750		847

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Building Materials (continued)				Computers - 0.70%
USG Corp				Affiliated Computer Services Inc
7.88%, 3/30/2020(c)	$190	$195		5.20%, 6/1/2015	$1,850	$2,005
		$4,116		Hewlett-Packard Co
				2.60%, 9/15/2017	1,485	1,487
Chemicals - 1.17%				3.00%, 9/15/2016	2,055	2,116
Braskem Finance Ltd				3.30%, 12/9/2016	2,035	2,120
5.75%, 4/15/2021(c)	250	260
7.00%, 5/7/2020(c)	200	223		4.65%, 12/9/2021	335	354
				6.00%, 9/15/2041	820	906
CF Industries Inc				Seagate HDD Cayman
7.13%, 5/1/2020	4,495	5,372		6.88%, 5/1/2020	3,595	3,856
Dow Chemical Co/The				7.00%, 11/1/2021(c)	565	613
4.25%, 11/15/2020	190	202		Spansion LLC
7.38%, 11/1/2029	895	1,177		7.88%, 11/15/2017	1,040	1,024
Ecolab Inc						$14,481
3.00%, 12/8/2016	3,580	3,770
4.35%, 12/8/2021	2,485	2,710		Consumer Products - 0.21%
5.50%, 12/8/2041	285	327		ACCO Brands Corp
Ineos Finance PLC				7.63%, 8/15/2015	400	410
7.50%, 5/1/2020(c),(f)	295	303		Reynolds Group Issuer Inc / Reynolds Group
LyondellBasell Industries NV				Issuer LLC / Reynolds Group Issuer
5.75%, 4/15/2024(c)	1,850	1,910		(Luxembourg) S.A.
6.00%, 11/15/2021(c)	755	816		7.13%, 4/15/2019(c)	1,550	1,620
NOVA Chemicals Corp				7.88%, 8/15/2019(c)	360	389
8.63%, 11/1/2019	537	612		9.00%, 4/15/2019(c)	400	402
Potash Corp of Saskatchewan Inc				9.88%, 8/15/2019(c)	1,135	1,183
5.88%, 12/1/2036	635	790		9.88%, 8/15/2019(c)	373	389
Syngenta Finance NV						$4,393
3.13%, 3/28/2022	2,345	2,421
4.38%, 3/28/2042	820	853		Credit Card Asset Backed Securities - 0.41%
Taminco Global Chemical Corp				Citibank Omni Master Trust
				2.34%, 5/16/2016(c),(e)	4,600	4,603
9.75%, 3/31/2020(c)	2,175	2,273
				2.99%, 8/15/2018(c),(e)	3,690	3,886
		$24,019
						$8,489
Coal - 0.32%
Alpha Natural Resources Inc				Diversified Financial Services - 2.45%
6.25%, 6/1/2021	440	410		Aircastle Ltd
				7.63%, 4/15/2020(c)	240	244
Arch Coal Inc				9.75%, 8/1/2018(c)	65	71
7.00%, 6/15/2019(c)	345	309
7.25%, 6/15/2021(c)	495	442		9.75%, 8/1/2018	915	1,009
8.75%, 8/1/2016	1,080	1,082		American Honda Finance Corp
				1.45%, 2/27/2015(c)	2,080	2,094
Berau Capital Resources Pte Ltd
12.50%, 7/8/2015(c)	205	229		Caterpillar Financial Services Corp
Berau Coal Energy Tbk PT				1.75%, 3/24/2017	1,390	1,414
7.25%, 3/13/2017(c)	800	798		Countrywide Financial Corp
Bumi Investment Pte Ltd				6.25%, 5/15/2016	1,595	1,654
10.75%, 10/6/2017(c)	545	586		Credit Acceptance Corp
Consol Energy Inc				9.13%, 2/1/2017	1,280	1,392
8.00%, 4/1/2017	1,905	2,010		Ford Motor Credit Co LLC
Peabody Energy Corp				3.88%, 1/15/2015	5,130	5,317
6.25%, 11/15/2021(c)	735	744		4.25%, 2/3/2017	3,080	3,213
		$6,610		5.88%, 8/2/2021	1,005	1,136
				7.00%, 4/15/2015	2,135	2,380
Commercial Services - 0.30%				General Electric Capital Corp
BakerCorp International Inc				2.30%, 4/27/2017	3,935	3,940
8.25%, 6/1/2019(c)	450	459		6.15%, 8/7/2037	275	319
Emergency Medical Services Corp				6.38%, 11/15/2067(e)	5,645	5,807
8.13%, 6/1/2019	425	436		Goldman Sachs Capital I
ERAC USA Finance LLC				6.35%, 2/15/2034	1,000	933
2.75%, 3/15/2017(c)	1,015	1,021		GT 2005 Bonds BV
5.63%, 3/15/2042(c)	1,095	1,077		6.00%, 7/21/2014(e)	338	330
7.00%, 10/15/2037(c)	45	52		GTP Acquisition Partners I LLC
Hertz Corp/The				4.35%, 6/15/2041(c)	760	785
6.75%, 4/15/2019(c)	530	553		Icahn Enterprises LP / Icahn Enterprises
RSC Equipment Rental Inc/RSC Holdings III LLC				Finance Corp
				8.00%, 1/15/2018	1,165	1,245
8.25%, 2/1/2021	750	810		ILFC E-Capital Trust II
UR Financing Escrow Corp				6.25%, 12/21/2065(c),(e)	150	111
5.75%, 7/15/2018(c)	525	542		International Lease Finance Corp
7.63%, 4/15/2022(c)	1,190	1,259		5.65%, 6/1/2014	1,125	1,150
		$6,209		6.25%, 5/15/2019	955	964
				8.62%, 9/15/2015(e)	970	1,074

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)				Electric (continued)
John Deere Capital Corp				Perusahaan Listrik Negara PT
0.88%, 4/17/2015	$1,705	$1,708		5.50%, 11/22/2021(c)	$400	$413
2.25%, 4/17/2019	350	353		PPL Electric Utilities Corp
Merrill Lynch & Co Inc				3.00%, 9/15/2021	465	478
0.71%, 6/5/2012(e)	2,300	2,300		5.20%, 7/15/2041	660	788
6.40%, 8/28/2017	975	1,054		PPL WEM Holdings PLC
National Rural Utilities Cooperative Finance				3.90%, 5/1/2016(c)	2,220	2,332
Corp				Progress Energy Inc
1.90%, 11/1/2015	2,600	2,678		4.40%, 1/15/2021	800	894
Scottrade Financial Services Inc				Public Service Co of Colorado
6.13%, 7/11/2021(c)	3,605	3,610		4.75%, 8/15/2041	1,400	1,570
Springleaf Finance Corp				San Diego Gas & Electric Co
6.90%, 12/15/2017	1,470	1,200		3.00%, 8/15/2021	2,150	2,243
SquareTwo Financial Corp				4.30%, 4/1/2042	790	837
11.63%, 4/1/2017	1,110	1,060		5.35%, 5/15/2040	845	1,043
		$50,545		Southern California Edison Co
				3.90%, 12/1/2041	390	384
Electric - 2.12%				4.05%, 3/15/2042	1,610	1,613
Abu Dhabi National Energy Co				Star Energy Geothermal Wayang Windu Ltd
6.50%, 10/27/2036	600	651		11.50%, 2/12/2015	100	110
Centrais Eletricas Brasileiras SA				Virginia Electric and Power Co
5.75%, 10/27/2021(c)	400	435
				2.95%, 1/15/2022	2,395	2,449
CMS Energy Corp						$43,562
5.05%, 3/15/2022	1,755	1,786
Dominion Resources Inc/VA				Electronics - 0.20%
1.95%, 8/15/2016	970	988		Rexel SA
2.25%, 9/1/2015	1,120	1,163		6.13%, 12/15/2019(c)	200	203
DTE Energy Co				Thermo Fisher Scientific Inc
6.38%, 4/15/2033	2,375	2,916		2.25%, 8/15/2016	485	506
Duke Energy Carolinas LLC				3.20%, 3/1/2016	1,700	1,823
1.75%, 12/15/2016	1,430	1,461		Viasystems Inc
4.25%, 12/15/2041	245	254		7.88%, 5/1/2019(c)	955	967
Edison International				12.00%, 1/15/2015(c)	510	549
3.75%, 9/15/2017	1,420	1,508				$4,048
Edison Mission Energy
7.00%, 5/15/2017	790	494		Entertainment - 0.57%
Elwood Energy LLC				CCM Merger Inc
				8.00%, 8/1/2013(c)	165	165
8.16%, 7/5/2026	1,057	1,076		9.13%, 5/1/2019(c)	1,335	1,357
Energy Future Holdings Corp
9.75%, 10/15/2019	701	729		Choctaw Resort Development Enterprise
				7.25%, 11/15/2019(c)	815	695
10.00%, 1/15/2020(e)	80	87
Energy Future Intermediate Holding Co LLC				Lions Gate Entertainment Inc
				10.25%, 11/1/2016(c)	1,325	1,457
9.75%, 10/15/2019	603	627
FirstEnergy Corp				Peninsula Gaming LLC / Peninsula Gaming
7.38%, 11/15/2031	1,020	1,281		Corp
Florida Power & Light Co				8.38%, 8/15/2015	2,185	2,307
4.13%, 2/1/2042	755	773		10.75%, 8/15/2017	1,060	1,169
Indiantown Cogeneration LP				Regal Entertainment Group
9.77%, 12/15/2020	438	456		9.13%, 8/15/2018	1,000	1,107
Jersey Central Power & Light Co				WMG Acquisition Corp
5.63%, 5/1/2016	950	1,073		9.50%, 6/15/2016	1,070	1,169
				9.50%, 6/15/2016(c)	355	388
Kentucky Utilities Co
5.13%, 11/1/2040	430	507		11.50%, 10/1/2018	1,020	1,112
Mirant Mid Atlantic LLC				WMG Holdings Corp
8.63%, 6/30/2012	99	100		13.75%, 10/1/2019	825	868
Mirant Mid Atlantic Pass Through Trust C						$11,794
10.06%, 12/30/2028	2,762	2,831		Environmental Control - 0.24%
Nevada Power Co				Casella Waste Systems Inc
5.38%, 9/15/2040	930	1,091		11.00%, 7/15/2014	34	37
NRG Energy Inc				Clean Harbors Inc
7.38%, 1/15/2017	330	343		7.63%, 8/15/2016	345	362
8.25%, 9/1/2020	615	617		EnergySolutions Inc / EnergySolutions LLC
Oncor Electric Delivery Co LLC				10.75%, 8/15/2018	595	617
5.00%, 9/30/2017	880	971		Republic Services Inc
5.25%, 9/30/2040	950	963		3.80%, 5/15/2018	1,215	1,318
Pacific Gas & Electric Co				5.70%, 5/15/2041	495	584
4.45%, 4/15/2042	645	656		Waste Management Inc
PacifiCorp				7.75%, 5/15/2032	1,445	2,071
3.85%, 6/15/2021	1,680	1,837				$4,989
4.10%, 2/1/2042	735	734

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Food - 0.54%				Healthcare - Services (continued)
Aramark Corp				Health Management Associates Inc
8.50%, 2/1/2015	$805	$825		7.38%, 1/15/2020(c)	$575	$599
Del Monte Corp				Highmark Inc
7.63%, 2/15/2019	1,560	1,576		4.75%, 5/15/2021(c)	2,030	2,060
Delhaize Group SA				Multiplan Inc
5.70%, 10/1/2040	295	273		9.88%, 9/1/2018(c)	2,245	2,436
Dole Food Co Inc				Radnet Management Inc
13.88%, 3/15/2014	325	371		10.38%, 4/1/2018	450	447
JBS Finance II Ltd				Roche Holdings Inc
8.25%, 1/29/2018(c)	100	98		7.00%, 3/1/2039(c)	1,100	1,561
Kraft Foods Inc						$16,007
6.50%, 11/1/2031	2,135	2,619
6.50%, 2/9/2040	3,250	4,087		Holding Companies - Diversified - 0.03%
Pinnacle Foods Finance LLC / Pinnacle Foods				DTEK Finance BV
Finance Corp				9.50%, 4/28/2015	200	193
8.25%, 9/1/2017	410	444		Noble Group Ltd
9.25%, 4/1/2015	780	800		6.75%, 1/29/2020	385	377
		$11,093				$570

Forest Products & Paper - 0.21%				Home Equity Asset Backed Securities - 0.13%
Exopack Holding Corp				Countrywide Asset-Backed Certificates
10.00%, 6/1/2018	1,470	1,529		5.51%, 8/25/2036	953	940
Fibria Overseas Finance Ltd				First NLC Trust
				0.54%, 9/25/2035(e)	114	113
7.50%, 5/4/2020	200	211		0.73%, 5/25/2035(e)	412	184
Longview Fibre Paper & Packaging Inc
8.00%, 6/1/2016(c)	540	545		JP Morgan Mortgage Acquisition Corp
				0.39%, 8/25/2036(e)	1,463	957
Monaco SpinCo Inc
6.75%, 4/30/2020(c),(f)	280	290		Morgan Stanley ABS Capital I
				1.11%, 12/25/2034(e)	318	114
PE Paper Escrow GmbH
12.00%, 8/1/2014(c)	415	448		New Century Home Equity Loan Trust
				0.53%, 3/25/2035(b),(e)	85	79
Sappi Papier Holding GmbH
7.50%, 6/15/2032(c)	755	610		Saxon Asset Securities Trust
				1.93%, 3/25/2035(e)	282	99
Verso Paper Holdings LLC / Verso Paper Inc
11.75%, 1/15/2019(c)	555	595		Specialty Underwriting & Residential
		$4,228		Finance
				1.00%, 2/25/2035(e)	303	267
Gas - 0.01%						$2,753
Nakilat Inc
6.07%, 12/31/2033	200	217		Insurance - 1.47%
				Aflac Inc
				2.65%, 2/15/2017	2,060	2,105
Healthcare - Products - 0.39%				Allstate Corp/The
Angiotech Pharmaceuticals Inc				5.20%, 1/15/2042	1,735	1,879
5.00%, 12/1/2013(e)	2,915	2,798		American International Group Inc
Becton Dickinson and Co				3.00%, 3/20/2015	2,195	2,233
3.13%, 11/8/2021	1,420	1,472		3.80%, 3/22/2017	1,990	2,055
Biomet Inc				4.25%, 9/15/2014	3,580	3,735
10.38%, 10/15/2017	685	741		4.88%, 9/15/2016	4,195	4,474
10.00%, 10/15/2017	550	593		CNO Financial Group Inc
Covidien International Finance SA				9.00%, 1/15/2018(c)	590	640
2.80%, 6/15/2015	1,315	1,372		Hanover Insurance Group Inc/The
Medtronic Inc				6.38%, 6/15/2021	1,905	2,064
3.13%, 3/15/2022	145	149		Liberty Mutual Group Inc
4.50%, 3/15/2042	795	834		5.00%, 6/1/2021(c)	1,310	1,325
		$7,959		7.00%, 3/15/2037(c),(e)	1,260	1,134
				10.75%, 6/15/2058(c),(e)	100	136
Healthcare - Services - 0.78%
AMERIGROUP Corp				Lincoln National Corp
7.50%, 11/15/2019	720	785		5.65%, 8/27/2012	865	878
				6.15%, 4/7/2036	1,300	1,392
Centene Corp				7.00%, 5/17/2066(e)	705	684
5.75%, 6/1/2017	1,375	1,397		Metlife Capital Trust IV
Cigna Corp				7.88%, 12/15/2037(c)	3,200	3,560
5.38%, 2/15/2042	555	588
Fresenius Medical Care US Finance II Inc				Prudential Financial Inc
5.88%, 1/31/2022(c)	485	493		4.50%, 11/16/2021	490	523
Fresenius Medical Care US Finance Inc				Willis Group Holdings PLC
6.50%, 9/15/2018(c)	330	353		5.75%, 3/15/2021	870	946
				XL Group PLC
HCA Inc				6.50%, 12/31/2049(e)	640	533
6.75%, 7/15/2013	200	209
7.25%, 9/15/2020	2,165	2,398				$30,296
8.50%, 4/15/2019	2,390	2,681

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Internet - 0.18%				Media (continued)
Equinix Inc				CSC Holdings LLC (continued)
7.00%, 7/15/2021	$835	$912		8.50%, 4/15/2014	$180	$198
Open Solutions Inc				Cumulus Media Holdings Inc
9.75%, 2/1/2015(c)	1,630	1,461		7.75%, 5/1/2019	1,750	1,656
Zayo Group LLC/Zayo Capital Inc				DIRECTV Holdings LLC / DIRECTV
10.25%, 3/15/2017	1,165	1,305		Financing Co Inc
		$3,678		2.40%, 3/15/2017(c)	3,185	3,192
				3.80%, 3/15/2022(c)	3,470	3,454
Investment Companies - 0.01%				5.15%, 3/15/2042(c)	830	811
Offshore Group Investments Ltd				5.88%, 10/1/2019	3,975	4,574
11.50%, 8/1/2015(c)	245	268
				6.38%, 3/1/2041	75	84
				DISH DBS Corp
Iron & Steel - 0.26%				6.63%, 10/1/2014	300	326
AK Steel Corp				6.75%, 6/1/2021	1,785	1,955
8.38%, 4/1/2022	845	815		7.75%, 5/31/2015	1,160	1,305
ArcelorMittal				7.88%, 9/1/2019	1,757	2,034
3.75%, 2/25/2015	2,250	2,293		Globo Comunicacao e Participacoes SA
6.75%, 3/1/2041	430	407		4.88%, 4/11/2022(c)	800	806
CSN Resources SA				Grupo Televisa SAB
6.50%, 7/21/2020(c)	300	332		6.63%, 3/18/2025	100	122
Evraz Group SA				Kabel BW GmbH
7.40%, 4/24/2017(c)	200	201		7.50%, 3/15/2019(c)	450	480
9.50%, 4/24/2018	225	245		Nara Cable Funding Ltd
Ferrexpo Finance PLC				8.88%, 12/1/2018(c)	475	435
7.88%, 4/7/2016(c)	400	373		NBCUniversal Media LLC
Gerdau Holdings Inc				5.15%, 4/30/2020	4,070	4,683
7.00%, 1/20/2020	270	307		News America Inc
Metinvest BV				4.50%, 2/15/2021	2,115	2,284
8.75%, 2/14/2018(c)	200	185		6.15%, 2/15/2041	1,855	2,129
10.25%, 5/20/2015	100	99		6.40%, 12/15/2035	1,480	1,694
		$5,257		Nielsen Finance LLC / Nielsen Finance Co
				11.63%, 2/1/2014	165	191
Lodging - 0.55%				Time Warner Cable Inc
Caesars Entertainment Operating Co Inc				4.00%, 9/1/2021	2,050	2,128
11.25%, 6/1/2017	180	199		5.50%, 9/1/2041	2,100	2,214
MGM Resorts International				Time Warner Inc
7.50%, 6/1/2016	605	629		4.00%, 1/15/2022	495	520
8.63%, 2/1/2019(c)	870	945
				5.38%, 10/15/2041	115	122
13.00%, 11/15/2013	250	290		7.63%, 4/15/2031	1,050	1,361
11.38%, 3/1/2018	50	60		Unitymedia Hessen GmbH & Co KG /
10.00%, 11/1/2016	1,075	1,209		Unitymedia NRW GmbH
Wyndham Worldwide Corp				8.13%, 12/1/2017(c)	960	1,030
2.95%, 3/1/2017	2,900	2,899		Univision Communications Inc
4.25%, 3/1/2022	80	81		6.88%, 5/15/2019(c)	265	268
5.63%, 3/1/2021	2,380	2,634		7.88%, 11/1/2020(c)	70	73
7.38%, 3/1/2020	1,950	2,331		8.50%, 5/15/2021(c)	2,355	2,326
		$11,277		Viacom Inc
Machinery - Diversified - 0.01%				6.88%, 4/30/2036	1,530	1,956
Case New Holland Inc				Videotron Ltee
				5.00%, 7/15/2022(c)	660	658
7.75%, 9/1/2013	200	214
						$58,423

Media - 2.84%				Metal Fabrication & Hardware - 0.02%
Cablevision Systems Corp				Schaeffler Finance BV
8.00%, 4/15/2020	990	1,069		7.75%, 2/15/2017(c)	200	212
CBS Corp				8.50%, 2/15/2019(c)	200	214
3.38%, 3/1/2022	440	433				$426
5.75%, 4/15/2020	1,640	1,905		Mining - 0.62%
7.88%, 7/30/2030	60	79		AngloGold Ashanti Holdings PLC
Clear Channel Worldwide Holdings Inc				5.38%, 4/15/2020	285	298
7.63%, 3/15/2020(c)	90	88
7.63%, 3/15/2020(c)	630	624		BHP Billiton Finance USA Ltd
				1.13%, 11/21/2014	1,095	1,104
Comcast Corp				4.13%, 2/24/2042	1,265	1,239
4.95%, 6/15/2016	1,750	1,978		FMG Resources August 2006 Pty Ltd
5.90%, 3/15/2016	1,930	2,239		6.88%, 2/1/2018(c)	975	1,002
6.40%, 3/1/2040	285	356		7.00%, 11/1/2015(c)	100	103
6.45%, 3/15/2037	805	979		8.25%, 11/1/2019(c)	730	790
6.50%, 1/15/2017	2,755	3,314		Gold Fields Orogen Holding BVI Ltd
CSC Holdings LLC				4.88%, 10/7/2020(c)	425	402
6.75%, 11/15/2021(c)	280	290

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Mining (continued)				Mortgage Backed Securities (continued)
Midwest Vanadium Pty Ltd				Credit Suisse First Boston Mortgage Securities
11.50%, 2/15/2018(c)	$635	$425		Corp
Rio Tinto Finance USA Ltd				0.96%, 11/15/2037(c),(e)	$16,982	$274
1.88%, 11/2/2015	770	788		1.12%, 1/15/2037(c),(e)	20,306	290
Rio Tinto Finance USA PLC				5.01%, 2/15/2038	2,043	2,220
2.00%, 3/22/2017	3,160	3,195		5.23%, 12/15/2040(e)	2,775	3,050
4.75%, 3/22/2042	875	926		Credit Suisse Mortgage Capital Certificates
Southern Copper Corp				0.23%, 12/15/2039(e)	17,739	267
6.75%, 4/16/2040	440	486		0.76%, 9/15/2039(c),(e)	57,410	465
Vale Overseas Ltd				5.34%, 12/15/2043(c),(e)	1,545	1,519
4.38%, 1/11/2022	705	722		5.38%, 2/15/2040(c)	6,085	6,321
4.63%, 9/15/2020	145	154		5.47%, 9/15/2039	4,360	4,806
6.88%, 11/21/2036	525	625		5.47%, 9/18/2039(c)	3,030	3,047
Vedanta Resources PLC				5.70%, 9/15/2040(c)	2,980	3,008
9.50%, 7/18/2018	285	293		5.87%, 6/15/2039(e)	1,900	2,062
Volcan Cia Minera SAA				5.97%, 9/15/2039(e)	1,972	1,970
5.38%, 2/2/2022(c)	286	297		6.01%, 6/15/2038(e)	100	114
		$12,849		Fannie Mae REMICS
				0.44%, 1/25/2023(e)	86	86
Miscellaneous Manufacturing - 0.62%				0.49%, 11/25/2022(e)	53	53
Textron Inc				0.49%, 3/25/2035(e)	211	211
6.20%, 3/15/2015	1,835	2,015		0.54%, 2/25/2018(e)	74	74
Tyco Electronics Group SA				0.54%, 2/25/2032(e)	195	195
1.60%, 2/3/2015	1,265	1,270		6.00%, 5/25/2030	2,159	2,183
3.50%, 2/3/2022	2,610	2,611		6.26%, 12/25/2021(e)	4,305	541
6.00%, 10/1/2012	1,740	1,779		6.50%, 2/25/2047	1,147	1,286
7.13%, 10/1/2037	105	137		6.51%, 11/25/2036(e)	5,183	825
Tyco International Finance SA				6.73%, 4/25/2039(e)	1,411	1,539
4.13%, 10/15/2014	985	1,055		6.86%, 9/25/2031(e)	2,288	144
6.00%, 11/15/2013	1,055	1,135		7.64%, 3/25/2039(e)	1,490	1,706
Tyco International Ltd / Tyco International				37.61%, 8/25/2035(e)	365	165
Finance SA				Fannie Mae Whole Loan
7.00%, 12/15/2019	2,220	2,767		0.44%, 5/25/2035(b),(e)	1,238	1,230
		$12,769		FDIC Structured Sale Guaranteed Notes
Mortgage Backed Securities - 7.67%				3.00%, 9/30/2019(c)	1,314	1,322
Adjustable Rate Mortgage Trust				FHLMC Multifamily Structured Pass Through
0.80%, 6/25/2035(e)	131	129		Certificates
1.38%, 2/25/2035(e)	179	169		2.22%, 12/25/2018(e)	1,930	1,959
BAMLL-DB Trust				Freddie Mac REMICS
3.35%, 4/13/2029(c),(e)	890	905		0.54%, 6/15/2018(e)	222	222
Banc of America Merrill Lynch Commercial				0.69%, 6/15/2023(e)	403	404
Mortgage Inc				0.84%, 8/15/2018(e)	1,782	1,799
0.48%, 7/10/2042(e)	141,955	61		3.50%, 3/15/2027(e)	11,891	1,644
0.52%, 6/10/2049(c),(e)	1,000	787		4.00%, 9/15/2021	1,526	1,596
4.97%, 7/10/2043	1,390	698		4.50%, 10/15/2035(e)	9,822	1,186
5.89%, 7/10/2044	255	288		4.50%, 5/15/2038(e)	10,784	1,649
Banc of America Mortgage Securities Inc				5.50%, 6/15/2035	1,855	1,892
2.76%, 9/25/2035(e)	572	552		6.26%, 7/15/2041(e)	1,763	360
BCRR Trust				6.46%, 3/15/2036(e)	11,934	1,969
5.86%, 12/15/2043(c)	2,975	3,050		6.91%, 2/15/2018(e)	2,262	147
Citigroup Commercial Mortgage Trust				GE Capital Commercial Mortgage Corp
0.74%, 10/15/2049(e)	47,467	405		0.34%, 5/10/2014(e)	10,499	42
5.48%, 3/17/2051(c),(e)	2,102	2,085		Ginnie Mae
Citigroup/Deutsche Bank Commercial				5.00%, 10/16/2022(e)	7,553	632
Mortgage Trust				6.28%, 1/16/2038(e)	1,099	174
5.32%, 12/11/2049	1,500	1,662		6.36%, 12/16/2036(e)	6,922	1,323
5.40%, 7/15/2044(e)	2,472	2,755		6.46%, 7/20/2035(e)	12,460	2,218
5.62%, 10/15/2048	3,450	3,898		Greenwich Capital Commercial Funding
Commercial Mortgage Pass Through				Corp
Certificates				5.44%, 3/10/2039(e)	840	930
5.54%, 12/11/2049(c),(e)	900	894		GS Mortgage Securities Corp II
5.94%, 6/10/2046(e)	2,996	3,390		5.98%, 8/10/2045(e)	995	1,105
6.30%, 7/16/2034(c),(e)	303	304		Impac CMB Trust
Countrywide Asset-Backed Certificates				0.49%, 5/25/2037(b),(e)	2,893	2,435
0.51%, 1/25/2036(e)	2,071	1,539		Indymac Index Mortgage Loan Trust
0.52%, 11/25/2035(e)	135	132		0.47%, 4/25/2035(e)	462	300
Countrywide Home Loan Mortgage Pass				JP Morgan Chase Commercial Mortgage
Through Trust				Securities Corp
5.00%, 4/25/2035	1,469	1,467		0.65%, 2/15/2051(e)	46,477	443

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
JP Morgan Chase Commercial Mortgage				Anadarko Petroleum Corp (continued)
Securities Corp (continued)				6.20%, 3/15/2040	$1,775	$2,070
2.03%, 5/15/2045(e)	$9,000	$1,077		Antero Resources Finance Corp
3.51%, 5/15/2045(e)	2,025	2,083		7.25%, 8/1/2019(c)	710	731
5.26%, 9/12/2037(e)	300	163		Apache Corp
5.31%, 1/15/2049	185	187		1.75%, 4/15/2017	2,850	2,881
5.54%, 6/12/2041(e)	33	34		3.25%, 4/15/2022	2,385	2,462
5.79%, 12/31/2049(e)	2,380	2,735		4.75%, 4/15/2043	1,195	1,273
LB-UBS Commercial Mortgage Trust				BP Capital Markets PLC
0.31%, 7/15/2040(c),(e)	56,420	1,102		3.13%, 10/1/2015	1,415	1,497
0.65%, 2/15/2040(e)	13,173	227		3.63%, 5/8/2014	195	205
4.36%, 1/15/2029(e)	2,927	2,996		Canadian Natural Resources Ltd
4.74%, 7/15/2030	3,002	3,280		5.70%, 5/15/2017	1,405	1,657
4.95%, 9/15/2030	2,000	2,204		Carrizo Oil & Gas Inc
6.44%, 7/17/2040(e)	1,540	847		8.63%, 10/15/2018	835	885
MASTR Asset Securitization Trust				Chaparral Energy Inc
5.25%, 11/25/2035	2,000	1,940		7.63%, 11/15/2022(c),(f)	115	117
Merrill Lynch Mortgage Investors Inc				8.25%, 9/1/2021	655	698
0.59%, 8/25/2036(e)	245	113		8.88%, 2/1/2017(e)	195	204
Merrill Lynch/Countrywide Commercial				9.88%, 10/1/2020	1,300	1,459
Mortgage Trust				Chesapeake Energy Corp
0.71%, 8/12/2048(e)	38,284	767		6.13%, 2/15/2021	1,545	1,460
0.81%, 12/12/2049(e)	80,700	1,259		Concho Resources Inc
Morgan Stanley Capital I				7.00%, 1/15/2021	1,065	1,158
5.36%, 3/15/2044(e)	700	778		ConocoPhillips
5.78%, 4/12/2049(e)	1,360	1,462		5.75%, 2/1/2019	500	616
5.78%, 4/12/2049(e)	13,801	14,066		ConocoPhillips Holding Co
Morgan Stanley Reremic Trust				6.95%, 4/15/2029	535	728
2.50%, 2/23/2051(c),(d)	8,043	8,083		Devon Energy Corp
3.00%, 7/17/2056(c),(d)	2,822	2,836		2.40%, 7/15/2016	15	16
4.97%, 4/16/2040(c)	3,235	3,188		Dolphin Energy Ltd
NCUA Guaranteed Notes				5.50%, 12/15/2021(c)	200	213
2.90%, 10/29/2020	3,310	3,515		Ecopetrol SA
Nomura Asset Acceptance Corp				7.63%, 7/23/2019	500	628
0.59%, 2/25/2035(e)	34	33		Gazprom OAO Via Gaz Capital SA
RBSCF Trust				6.51%, 3/7/2022	670	735
5.97%, 9/17/2039(c),(e)	400	418		7.29%, 8/16/2037	850	981
Residential Asset Securitization Trust				GMX Resources Inc
5.50%, 2/25/2035	1,307	1,314		11.00%, PIK 4.00%, 12/1/2017(c),(e),(g)	97	82
Structured Asset Securities Corp				Hilcorp Energy I LP/Hilcorp Finance Co
5.00%, 5/25/2035	948	946		7.63%, 4/15/2021(c)	905	977
UBS Commercial Mortgage Trust				8.00%, 2/15/2020(c)	345	377
4.82%, 5/10/2045(d),(f)	850	863		Indian Oil Corp Ltd
Wachovia Bank Commercial Mortgage Trust				4.75%, 1/22/2015	200	205
0.00%, 12/15/2043(a)	1,960	180		KazMunayGas National Co
0.44%, 12/15/2043(c),(e)	1,750	1,204		7.00%, 5/5/2020	770	883
0.83%, 5/15/2044(c),(e)	6,708	5		Kodiak Oil & Gas Corp
5.12%, 7/15/2042	1,545	1,708		8.13%, 12/1/2019(c)	345	366
5.25%, 12/15/2043	1,863	1,889		Linn Energy LLC/Linn Energy Finance Corp
5.38%, 10/15/2044(e)	1,750	1,933		6.50%, 5/15/2019(c)	950	955
5.68%, 5/15/2046(e)	250	286		7.75%, 2/1/2021	535	564
WaMu Mortgage Pass Through Certificates				8.63%, 4/15/2020	550	601
2.46%, 12/25/2035(e)	861	846		Lukoil International Finance BV
2.54%, 5/25/2035(e)	61	60		7.25%, 11/5/2019(c)	555	626
Wells Fargo Mortgage Backed Securities				Nabors Industries Inc
Trust				5.00%, 9/15/2020	1,500	1,632
2.72%, 10/25/2035(e)	758	693		National JSC Naftogaz of Ukraine
		$157,892		9.50%, 9/30/2014	365	357
				Nexen Inc
Office & Business Equipment - 0.08%				6.40%, 5/15/2037	2,305	2,559
Xerox Corp				Noble Holding International Ltd
6.75%, 2/1/2017	1,500	1,753		5.25%, 3/15/2042	315	318
				Novatek Finance Ltd
Oil & Gas - 3.64%				6.60%, 2/3/2021(c)	400	438
Afren PLC				Occidental Petroleum Corp
11.50%, 2/1/2016(c)	310	336		1.75%, 2/15/2017	1,170	1,187
10.25%, 4/8/2019(c)	200	209		OGX Austria GmbH
Anadarko Petroleum Corp				8.50%, 6/1/2018(c)	600	623
5.95%, 9/15/2016	3,080	3,561

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Pacific Rubiales Energy Corp				Countrywide Asset-Backed Certificates
7.25%, 12/12/2021(c)	$215	$234		0.40%, 2/25/2037(e)	$7,775	$7,015
7.25%, 12/12/2021	200	218		0.76%, 6/25/2035(e)	1,362	1,268
Petrobras International Finance Co - Pifco				1.84%, 1/25/2034(e)	28	18
2.88%, 2/6/2015	800	817		First-Citizens Home Equity Loan LLC
5.38%, 1/27/2021	1,950	2,136		0.45%, 9/15/2022(c),(e)	295	276
6.88%, 1/20/2040	395	478		GE Dealer Floorplan Master Note Trust
Petro-Canada				0.84%, 7/20/2016(e)	6,000	6,027
5.95%, 5/15/2035	1,830	2,139		Great America Leasing Receivables
Petroleos de Venezuela SA				1.66%, 4/17/2017(c)	2,000	2,011
4.90%, 10/28/2014	550	502		JP Morgan Mortgage Acquisition Corp
5.25%, 4/12/2017	1,015	788		0.32%, 3/25/2037(e)	394	385
5.38%, 4/12/2027	1,110	683		0.39%, 3/25/2037(e)	3,820	2,910
Petroleos Mexicanos				5.45%, 11/25/2036	1,898	1,895
4.88%, 1/24/2022(c)	1,145	1,221		Long Beach Mortgage Loan Trust
5.50%, 1/21/2021	800	890		0.74%, 2/25/2035(e)	954	942
Petroleum Development Corp				Marriott Vacation Club Owner Trust
12.00%, 2/15/2018	1,420	1,534		5.52%, 5/20/2029(c),(e)	541	560
Phillips 66				MSDWCC Heloc Trust
1.95%, 3/5/2015(c)	4,440	4,483		0.43%, 7/25/2017(e)	368	307
4.30%, 4/1/2022(c)	2,345	2,446		Popular ABS Mortgage Pass-Through Trust
Pioneer Natural Resources Co				0.51%, 5/25/2035(e)	1,379	860
7.50%, 1/15/2020	705	869		Residential Asset Mortgage Products Inc
Precision Drilling Corp				0.51%, 7/25/2035(e)	23	22
6.50%, 12/15/2021	310	322				$31,730
6.63%, 11/15/2020	840	876
Reliance Holdings USA Inc				Packaging & Containers - 0.12%
5.40%, 2/14/2022(c)	500	501		Crown Cork & Seal Co Inc
6.25%, 10/19/2040	250	234		7.38%, 12/15/2026	450	470
Samson Investment Co				Plastipak Holdings Inc
				8.50%, 12/15/2015(c)	800	824
9.75%, 2/15/2020(c)	465	485
				10.63%, 8/15/2019(c)	310	353
SandRidge Energy Inc
8.13%, 10/15/2022(c)	720	747		Sealed Air Corp
				8.38%, 9/15/2021(c)	695	789
Statoil ASA
1.80%, 11/23/2016	2,380	2,432				$2,436
TNK-BP Finance SA				Pharmaceuticals - 1.16%
7.25%, 2/2/2020(c)	1,000	1,148		AmerisourceBergen Corp
Total Capital International SA				5.63%, 9/15/2012	200	204
1.50%, 2/17/2017	1,495	1,494		Endo Pharmaceuticals Holdings Inc
Transocean Inc				7.00%, 7/15/2019	395	422
5.05%, 12/15/2016	2,530	2,747		7.25%, 1/15/2022	945	1,013
6.00%, 3/15/2018	110	123		Express Scripts Holding Co/Old
6.38%, 12/15/2021	3,320	3,888		2.75%, 11/21/2014(c)	2,305	2,369
Venoco Inc				3.50%, 11/15/2016(c)	990	1,046
11.50%, 10/1/2017	865	923		3.90%, 2/15/2022(c)	2,580	2,655
Zhaikmunai LLP				6.13%, 11/15/2041(c)	815	947
10.50%, 10/19/2015	150	155		GlaxoSmithKline Capital Inc
		$75,043		5.38%, 4/15/2034	1,670	1,950
Oil & Gas Services - 0.31%				McKesson Corp
Cameron International Corp				3.25%, 3/1/2016	730	787
4.50%, 6/1/2021	1,720	1,879		Merck & Co Inc
7.00%, 7/15/2038	1,055	1,374		5.95%, 12/1/2028	840	1,072
				6.50%, 12/1/2033(e)	1,095	1,510
Cie Generale de Geophysique - Veritas
9.50%, 5/15/2016	185	203		Mylan Inc/PA
				7.88%, 7/15/2020(c)	665	745
Weatherford International Ltd/Bermuda
4.50%, 4/15/2022	1,880	1,941		Teva Pharmaceutical Finance Co BV
5.95%, 4/15/2042	760	788		2.40%, 11/10/2016	3,980	4,130
6.75%, 9/15/2040	125	139		3.65%, 11/10/2021	1,100	1,140
		$6,324		Watson Pharmaceuticals Inc
				5.00%, 8/15/2014	1,980	2,118
Other Asset Backed Securities - 1.54%				Wyeth LLC
Ameriquest Mortgage Securities Inc				5.95%, 4/1/2037	755	969
0.54%, 3/25/2035(e)	9	9		6.00%, 2/15/2036	565	721
Carrington Mortgage Loan Trust						$23,798
0.52%, 12/25/2035(e)	6,172	5,957
Chase Funding Mortgage Loan Asset-Backed				Pipelines - 1.11%
Certificates				Chesapeake Midstream Partners LP / CHKM
0.70%, 12/25/2033(e)	26	24		Finance Corp
0.84%, 7/25/2033(e)	1,462	1,244		5.88%, 4/15/2021	358	340

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Pipelines (continued)				Retail - 1.07%
El Paso Corp				AmeriGas Finance LLC/AmeriGas Finance
7.75%, 1/15/2032	$975	$1,114		Corp
El Paso Pipeline Partners Operating Co LLC				6.75%, 5/20/2020		$195	$199
5.00%, 10/1/2021	1,750	1,849		AmeriGas Partners LP/AmeriGas Finance
Energy Transfer Equity LP				Corp
7.50%, 10/15/2020	585	648		6.25%, 8/20/2019		570	576
Energy Transfer Partners LP				AutoNation Inc
6.05%, 6/1/2041	1,060	1,072		5.50%, 2/1/2020		755	770
6.50%, 2/1/2042	1,030	1,092		CVS Caremark Corp
Enterprise Products Operating LLC				3.25%, 5/18/2015		1,105	1,175
4.85%, 8/15/2042	2,900	2,850		5.75%, 5/15/2041		1,120	1,304
6.45%, 9/1/2040	5	6		6.60%, 3/15/2019		1,170	1,453
8.38%, 8/1/2066	3,115	3,380		CVS Pass-Through Trust
Everest Acquisition LLC/Everest Acquisition				5.77%, 1/10/2033(c)		1,577	1,733
Finance Inc				5.93%, 1/10/2034(c)		1,482	1,651
6.88%, 5/1/2019(c)	395	415		7.51%, 1/10/2032(c)		325	403
9.38%, 5/1/2020(c)	600	639		Lowe's Cos Inc
Kinder Morgan Energy Partners LP				1.63%, 4/15/2017		1,935	1,936
5.30%, 9/15/2020	1,070	1,198		4.65%, 4/15/2042		350	355
5.63%, 9/1/2041	1,130	1,183		Macy's Retail Holdings Inc
MarkWest Energy Partners LP / MarkWest				5.75%, 7/15/2014		875	958
Energy Finance Corp				5.90%, 12/1/2016		1,265	1,452
6.25%, 6/15/2022	1,010	1,063		6.90%, 4/1/2029		145	168
6.50%, 8/15/2021	210	223		McDonald's Corp
6.75%, 11/1/2020	105	115		3.70%, 2/15/2042		1,480	1,401
NGPL PipeCo LLC				Neiman Marcus Group Inc/The
7.12%, 12/15/2017(c)	240	232		10.38%, 10/15/2015		250	262
ONEOK Partners LP				Nordstrom Inc
3.25%, 2/1/2016	2,380	2,512		6.25%, 1/15/2018		1,480	1,821
Regency Energy Partners LP / Regency Energy				Rite Aid Corp
Finance Corp				9.75%, 6/12/2016		695	773
6.50%, 7/15/2021	250	265		Suburban Propane Partners LP/Suburban
6.88%, 12/1/2018	840	890		Energy Finance Corp
9.38%, 6/1/2016	1,190	1,303		7.38%, 3/15/2020		520	550
Transportadora de Gas Internacional SA ESP				Toys R Us Property Co II LLC
5.70%, 3/20/2022(c)	500	515		8.50%, 12/1/2017		1,125	1,170
		$22,904		Wal-Mart Stores Inc
				5.00%, 10/25/2040		1,665	1,897
Real Estate - 0.02%							$22,007
Atlantic Finance Ltd
10.75%, 5/27/2014(e)	210	230		Savings & Loans - 0.13%
Franshion Development Ltd				Santander Holdings USA Inc
6.75%, 4/15/2021	200	184		4.63%, 4/19/2016		2,745	2,736
		$414

Regional Authority - 0.01%				Semiconductors - 0.26%
Provincia de Buenos Aires/Argentina				Jazz Technologies Inc
10.88%, 1/26/2021(c)	400	277		8.00%, 6/30/2015		1,471	1,178
				Samsung Electronics America Inc
				1.75%, 4/10/2017(c)		4,130	4,134
REITS - 0.83%				STATS ChipPAC Ltd
Alexandria Real Estate Equities Inc				7.50%, 8/12/2015		105	113
4.60%, 4/1/2022	2,335	2,345					$5,425
DDR Corp
4.75%, 4/15/2018	2,865	2,968		Software - 0.22%
DuPont Fabros Technology LP				First Data Corp
8.50%, 12/15/2017	775	854		7.38%, 6/15/2019(c)		1,055	1,079
Entertainment Properties Trust				Oracle Corp
7.75%, 7/15/2020	3,570	3,871		5.38%, 7/15/2040		1,615	1,909
HCP Inc				6.13%, 7/8/2039		475	608
3.75%, 2/1/2019	4,200	4,233		Serena Software Inc
Host Hotels & Resorts LP				10.38%, 3/15/2016		930	958
6.88%, 11/1/2014	123	125					$4,554
Rayonier Inc
3.75%, 4/1/2022	1,530	1,516		Sovereign - 1.17%
Simon Property Group LP				Argentine Republic Government International
4.75%, 3/15/2042	1,265	1,241		Bond
		$17,153		8.28%, 12/31/2033		295	211
				Australia Government Bond
				5.75%, 5/15/2021	AUD	20	24

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Sovereign (continued)					Sovereign (continued)
Austria Government Bond					Panama Government International Bond
4.65%, 1/15/2018	EUR	50	$76		5.20%, 1/30/2020		$400	$465
Belgium Government Bond					Philippine Government International Bond
3.50%, 3/28/2015		140	196		4.00%, 1/15/2021		1,580	1,668
4.25%, 9/28/2021		35	50		Poland Government Bond
Brazilian Government International Bond					5.50%, 4/25/2015	PLN	22	7
8.00%, 1/15/2018		$1,000	1,193		5.75%, 4/25/2014		95	31
Bundesobligation					Republic of Latvia
2.50%, 2/27/2015	EUR	40	56		5.25%, 2/22/2017(c)		$440	452
Bundesrepublik Deutschland					Romanian Government International Bond
2.25%, 9/4/2021		25	35		6.75%, 2/7/2022(c)		290	305
3.50%, 7/4/2019		60	92		Russian Foreign Bond - Eurobond
4.00%, 1/4/2018		5	8		3.25%, 4/4/2017(c)		200	203
4.75%, 7/4/2028		35	61		5.63%, 4/4/2042(c)		600	635
Canadian Government Bond					7.50%, 3/31/2030(e)		1,912	2,292
2.00%, 12/1/2014	CAD	50	51		South Africa Government International Bond
5.75%, 6/1/2033		25	38		5.50%, 3/9/2020		525	597
Colombia Government International Bond					Spain Government Bond
6.13%, 1/18/2041		$160	202		3.40%, 4/30/2014	EUR	30	40
Croatia Government International Bond					4.25%, 10/31/2016		30	39
6.75%, 11/5/2019		150	152		4.65%, 7/30/2025		55	63
Denmark Government Bond					5.50%, 4/30/2021		10	13
4.00%, 11/15/2017	DKK	160	33		Sweden Government Bond
Export Credit Bank of Turkey					4.25%, 3/12/2019	SEK	120	21
5.88%, 4/24/2019(c)		$600	605		6.75%, 5/5/2014		70	12
Finland Government Bond					Switzerland Government Bond
3.38%, 4/15/2020	EUR	30	44		3.75%, 6/10/2015	CHF	12	15
4.25%, 7/4/2015		30	44		Turkey Government International Bond
France Government Bond OAT					5.63%, 3/30/2021		$560	599
3.50%, 4/25/2026		55	74		6.88%, 3/17/2036		1,255	1,421
3.75%, 4/25/2021		55	78		7.25%, 3/15/2015		820	913
4.50%, 4/25/2041		25	38		United Kingdom Gilt
Hungary Government International Bond					2.25%, 3/7/2014	GBP	45	75
4.75%, 2/3/2015		$230	221		2.75%, 1/22/2015		20	34
6.38%, 3/29/2021		278	267		4.25%, 12/7/2040		35	66
Indonesia Government International Bond					4.75%, 12/7/2030		35	71
3.75%, 4/25/2022(c)		300	296		5.00%, 3/7/2025		35	73
4.88%, 5/5/2021		1,340	1,441		Venezuela Government International Bond
5.25%, 1/17/2042		300	308		5.75%, 2/26/2016		$1,300	1,177
Italy Buoni Poliennali Del Tesoro					9.25%, 9/15/2027		1,395	1,235
3.50%, 6/1/2014	EUR	65	86					$24,070
4.25%, 3/1/2020		85	106
4.50%, 3/1/2026		30	35		Student Loan Asset Backed Securities - 0.80%
5.00%, 3/1/2022		35	45		SLM Student Loan Trust
					1.34%, 1/18/2022(c),(e)		9,800	9,817
5.00%, 9/1/2040		15	17		1.37%, 10/25/2017(e)		913	921
6.00%, 5/1/2031		20	26		1.57%, 10/25/2016(e)		1,848	1,866
Japan Government Ten Year Bond					2.16%, 8/15/2016(c),(e)		3,885	3,902
0.80%, 9/20/2020	JPY	7,000	88
1.40%, 6/20/2019		6,000	80					$16,506
1.50%, 12/20/2017		40,000	533		Telecommunications - 2.65%
1.70%, 3/20/2017		31,000	415		America Movil SAB de CV
Japan Government Thirty Year Bond					5.00%, 3/30/2020		515	582
2.00%, 9/20/2040		8,500	109		AT&T Inc
2.30%, 12/20/2035		8,000	110		1.60%, 2/15/2017		2,160	2,167
Japan Government Twenty Year Bond					2.95%, 5/15/2016		2,580	2,739
1.60%, 6/20/2030		2,500	31		5.55%, 8/15/2041		1,795	2,049
1.90%, 3/20/2024		21,200	289		6.15%, 9/15/2034		1,475	1,733
Lithuania Government International Bond					Brasil Telecom SA
5.13%, 9/14/2017		$280	293		5.75%, 2/10/2022(c)		400	410
6.13%, 3/9/2021(c)		295	320		CenturyLink Inc
Mexican Bonos					5.80%, 3/15/2022		185	183
8.00%, 6/11/2020(e)	MXN	390	34		7.65%, 3/15/2042		1,250	1,186
Mexico Government International Bond					Cincinnati Bell Inc
3.63%, 3/15/2022		$690	720		7.00%, 2/15/2015		200	202
4.75%, 3/8/2044		1,750	1,799		Cisco Systems Inc
5.63%, 1/15/2017		386	451		5.90%, 2/15/2039		750	933
Netherlands Government Bond					Clearwire Communications LLC/Clearwire
2.75%, 1/15/2015	EUR	10	14		Finance Inc
4.00%, 7/15/2018		35	53		14.75%, 12/1/2016(c)		335	333

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Telecommunications (continued)				Telecommunications (continued)
Clearwire Communications LLC/Clearwire				Wind Acquisition Finance SA
Finance Inc (continued)				11.75%, 7/15/2017(c)	$980	$963
12.00%, 12/1/2015(c)	$1,495	$1,379		Wind Acquisition Holdings Finance SA
Deutsche Telekom International Finance BV				12.25%, PIK 14.78%, 7/15/2017(c),(g)	1,282	1,119
2.25%, 3/6/2017(c)	1,750	1,737				$54,480
Digicel Group Ltd
8.88%, 1/15/2015	200	201		Toys, Games & Hobbies - 0.04%
9.13%, 1/15/2015(c)	1,600	1,610		Mattel Inc
10.50%, 4/15/2018	330	362		5.45%, 11/1/2041	795	842
Digicel Ltd
8.25%, 9/1/2017(c)	300	313		Transportation - 0.75%
12.00%, 4/1/2014(c)	1,005	1,118		Canadian National Railway Co
Eileme 2 AB				1.45%, 12/15/2016	215	216
11.63%, 1/31/2020	200	206		CSX Corp
11.63%, 1/31/2020(c)	1,280	1,318		4.25%, 6/1/2021	1,400	1,522
Goodman Networks Inc				4.75%, 5/30/2042	1,860	1,866
12.13%, 7/1/2018(c)	790	790		5.50%, 4/15/2041	1,070	1,198
Intelsat Jackson Holdings SA				6.25%, 3/15/2018	1,185	1,435
7.25%, 10/15/2020	340	355		7.38%, 2/1/2019	964	1,227
7.25%, 10/15/2020(c)	390	407		Kansas City Southern de Mexico SA de CV
11.25%, 6/15/2016	290	305		6.13%, 6/15/2021	1,704	1,874
Intelsat Luxembourg SA				8.00%, 2/1/2018	210	234
11.50%, 2/4/2017	3,883	4,049		Navios Maritime Acquisition Corp / Navios
11.25%, 2/4/2017	165	171		Acquisition Finance US Inc
Level 3 Communications Inc				8.63%, 11/1/2017	900	837
11.88%, 2/1/2019	1,479	1,679		Navios Maritime Holdings Inc / Navios
Level 3 Financing Inc				Maritime Finance US Inc
8.13%, 7/1/2019(c)	1,325	1,361		8.88%, 11/1/2017	775	796
10.00%, 2/1/2018	710	777		Norfolk Southern Corp
MTS International Funding Ltd				4.84%, 10/1/2041(c)	850	910
8.63%, 6/22/2020(c)	410	471		PHI Inc
Nextel Communications Inc				8.63%, 10/15/2018	540	554
7.38%, 8/1/2015	2,515	2,440		Ship Finance International Ltd
NII Capital Corp				8.50%, 12/15/2013	1,015	1,012
7.63%, 4/1/2021	1,993	1,854		Swift Services Holdings Inc
10.00%, 8/15/2016	335	375		10.00%, 11/15/2018	1,560	1,704
Qwest Corp						$15,385
6.75%, 12/1/2021	1,860	2,095		TOTAL BONDS		$1,160,036
SBA Tower Trust					Principal
4.25%, 4/15/2015(c)	2,490	2,604
				CONVERTIBLE BONDS - 0.02%	Amount (000's)	Value (000	's)
Sprint Nextel Corp
7.00%, 3/1/2020(c)	480	490		Telecommunications - 0.02%
9.00%, 11/15/2018(c)	1,445	1,591		Clearwire Communications LLC/Clearwire
9.13%, 3/1/2017(c)	825	819		Finance Inc
Telefonica Emisiones SAU				8.25%, 12/1/2040(c)	615	366
0.86%, 2/4/2013(e)	2,075	2,033
3.73%, 4/27/2015	2,540	2,463		TOTAL CONVERTIBLE BONDS		$366
Telemar Norte Leste SA					Principal
5.50%, 10/23/2020	100	104		SENIOR FLOATING RATE INTERESTS - 2.09%	Amount (000's)	Value (000's)
Telemovil Finance Co Ltd
8.00%, 10/1/2017(c)	125	128		Advertising - 0.03%
				Getty Images Inc, Term Loan
UPCB Finance V Ltd				5.25%, 11/3/2016(e)	$535	$537
7.25%, 11/15/2021(c)	400	421
UPCB Finance VI Ltd
6.88%, 1/15/2022(c)	690	709		Automobile Manufacturers - 0.03%
Verizon Communications Inc				Chrysler Group LLC, Term Loan B
2.00%, 11/1/2016	510	522		5.22%, 5/30/2017(e)	567	577
6.25%, 4/1/2037	705	861
Verizon Global Funding Corp
7.75%, 12/1/2030	140	193		Automobile Parts & Equipment - 0.01%
				HHI Holdings LLC, Term Loan B
Vimpel Communications Via VIP Finance				7.00%, 3/18/2017(e)	307	307
Ireland Ltd OJSC
9.13%, 4/30/2018(c)	200	220
VimpelCom Holdings BV				Chemicals - 0.06%
7.50%, 3/1/2022	450	437		AZ Chemical US Inc, Term Loan B
Virgin Media Finance PLC				3.21%, 12/6/2017(e)	606	616
5.25%, 2/15/2022	190	190		Ineos US Finance LLC, PIK Term Loan C2
Vivendi SA				8.00%, PIK 0.00%, 12/16/2014(e),(g)	44	46
4.75%, 4/12/2022(c)	750	723

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS (continued)	Amount (000's)	Value (000's)	SENIOR FLOATING RATE INTERESTS (continued)	Amount (000's)	Value (000's)

Chemicals (continued)			Healthcare - Products - 0.01%
Taminco Global Chemical Corp, Term Loan B			Kinetic Concepts Inc, Term Loan B1
			7.00%, 4/20/2018(e)	$155	$158
6.25%, 1/27/2019(e)	$650	$655
		$1,317	Healthcare - Services - 0.09%
Commercial Services - 0.18%			Aurora Diagnostics LLC, Term Loan B
Interactive Data Corp, Term Loan			6.25%, 4/20/2016(e)	280	278
4.50%, 2/11/2018(e)	445	446	HCA Inc, Term Loan B3
United Rentals Inc, Bridge Loan			3.49%, 5/1/2018(e)	410	403
0.00%, 12/15/2012(d),(e),(h),(i)	1,300	1,300	IASIS Healthcare LLC / IASIS Capital Corp,
0.00%, 12/15/2012(d),(e),(h),(i)	1,902	1,902	Term Loan
		$3,648	5.00%, 5/3/2018(e)	183	184
			Multiplan Inc, Term Loan B-NEW
Computers - 0.01%			4.68%, 8/26/2017(e)	506	504
Spansion LLC, Term Loan B-EXIT			Radnet Management Inc, Term Loan B
4.75%, 2/9/2015(e)	218	218	5.75%, 4/6/2016(e)	533	528
					$1,897

Consumer Products - 0.02%			Insurance - 0.21%
Reynolds Group Holdings Inc, Term Loan C			Asurion LLC, Term Loan
6.50%, 8/9/2018(e)	517	523
			9.00%, 5/10/2019(e)	1,530	1,551
			Asurion LLC, Term Loan B
Diversified Financial Services - 0.08%			5.50%, 5/10/2018(e)	1,462	1,463
Nuveen Investments Inc, Term Loan			CNO Financial Group Inc, Term Loan B1
8.25%, 2/23/2019(e)	600	612	6.25%, 9/30/2016(e)	420	421
Nuveen Investments Inc, Term Loan EXT			Lone Star Intermediate Super Holdings LLC,
5.87%, 5/13/2017(e)	487	486	Term Loan
Springleaf Financial Funding Co, Term Loan			11.00%, 8/16/2019(e)	915	939
5.50%, 5/10/2017(e)	535	507			$4,374
		$1,605	Internet - 0.07%
Electric - 0.12%			Open Solutions Inc, Term Loan B
Dynegy Power LLC, Term Loan			2.60%, 1/23/2014(e)	936	895
9.25%, 8/5/2016(e)	1,085	1,134	Zayo Group LLC, Term Loan B
NRG Energy Inc, Term Loan B			7.00%, 11/7/2016(e)	484	483
4.00%, 5/5/2018(e)	447	447			$1,378
Texas Competitive Electric Holdings Co LLC,
Term Loan NON-EXT			Lodging - 0.14%
3.74%, 10/10/2014(e)	1,753	1,004	Ameristar Casinos Inc, Term Loan B
			4.00%, 4/16/2018(e)	183	184
		$2,585	Caesars Entertainment Operating Co Inc, Term
Electronics - 0.05%			Loan B4
Viasystems Inc, Bridge Loan			9.50%, 10/31/2016(e)	1,069	1,097
0.00%, 4/15/2013(d),(e),(h),(i)	1,000	1,000	Caesars Entertainment Operating Co Inc, Term
			Loan B6
			5.49%, 1/28/2018(e)	1,708	1,563
Entertainment - 0.14%					$2,844
CCM Merger Inc, Term Loan B
6.00%, 2/1/2017(e)	1,703	1,706	Machinery - Diversified - 0.04%
Summit Entertainment LLC, Term Loan B			Edwards Cayman Islands II Ltd, Term Loan
6.75%, 9/7/2016(e)	1,294	1,294	5.50%, 5/31/2016(e)	741	736
		$3,000

Food - 0.04%			Media - 0.10%
Pinnacle Foods Finance LLC / Pinnacle Foods			Cumulus Media Holdings Inc, Term Loan
Finance Corp, Term Loan B-OLD			7.50%, 1/14/2019(e)	230	234
3.77%, 4/2/2014(e)	199	199	Cumulus Media Holdings Inc, Term Loan B
Pinnacle Foods Finance LLC / Pinnacle Foods			5.75%, 6/15/2018(e)	254	256
Finance Corp, Term Loan E			Kabel Deutschland Vertrieb und Service
0.00%, 9/29/2018(e),(h)	320	320	GmbH, Term Loan F
6.50%, 9/29/2018(e)	285	285	4.25%, 1/30/2019(e)	380	379
		$804	Univision Communications Inc, Term Loan B-
			NONEXT
Forest Products & Paper - 0.10%			2.24%, 9/29/2014(e)	109	107
Exopack LLC, Term Loan B			Univision Communications Inc, Term Loan EXT
6.50%, 5/6/2017(e)	824	820
NewPage Corp, DIP Term Loan			4.49%, 3/31/2017(e)	1,263	1,179
8.00%, 3/8/2013(e)	1,275	1,285
					$2,155
		$2,105

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
SENIOR FLOATING RATE INTERESTS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Metal Fabrication & Hardware - 0.05%				Federal Home Loan Mortgage Corporation (FHLMC)
				(continued)
Schaeffler AG, Term Loan C2				2.78%, 5/1/2037(e),(j)	$459	$493
6.00%, 2/14/2017(e)	$1,025	$1,028
				4.00%, 10/1/2041(j)	3,250	3,436
				4.50%, 4/1/2031(j)	5,784	6,176
Oil & Gas - 0.06%				4.50%, 6/1/2040(j)	3,058	3,343
SandRidge Energy Inc, Bridge Loan				4.50%, 8/1/2040(j)	456	495
0.00%, 2/1/2013(d),(e),(h),(i)	1,300	1,300		4.50%, 1/1/2041(j)	6,247	6,829
				4.50%, 4/1/2041(j)	19,037	20,359
				5.00%, 3/1/2018(j)	1,305	1,407
Pharmaceuticals - 0.04%				5.00%, 5/1/2018(j)	882	955
Grifols Inc, Term Loan B				5.00%, 10/1/2018(j)	667	721
1.00%, 6/1/2017(e)	513	513
				5.00%, 1/1/2019(j)	987	1,069
NBTY Inc, Term Loan B1				5.00%, 6/1/2031(j)	3,179	3,444
4.25%, 10/1/2017(e)	227	227
				5.00%, 8/1/2040(j)	6,547	7,179
		$740		5.08%, 7/1/2034(e),(j)	63	68
Pipelines - 0.11%				5.50%, 3/1/2018(j)	258	281
Everest Acquisition LLC, Bridge Loan				5.50%, 8/1/2023(j)	2,196	2,403
0.00%, 3/29/2013(d),(e),(h),(i)	1,000	1,000		5.50%, 6/1/2024(j)	313	344
Everest Acquisition LLC, Term Loan				5.50%, 4/1/2033(j)	120	131
0.00%, 4/10/2018(e),(h)	725	732		5.50%, 5/1/2033(j)	351	385
Ruby Pipeline LLC, Term Loan				5.50%, 10/1/2033(j)	271	301
0.00%, 2/15/2017(d),(e),(h),(i)	500	500		5.50%, 12/1/2033(j)	2,239	2,484
		$2,232		5.50%, 11/1/2036(j)	2,430	2,674
				5.50%, 4/1/2038(j)	1,558	1,714
REITS - 0.04%				5.50%, 8/1/2038(j)	1,731	1,932
iStar Financial Inc, Term Loan A1				5.50%, 3/1/2040(j)	2,666	2,932
5.25%, 6/28/2013(e)	265	265		6.00%, 7/1/2017(j)	54	59
iStar Financial Inc, Term Loan A2				6.00%, 3/1/2022(j)	202	223
7.00%, 6/30/2014(e)	525	525		6.00%, 7/1/2023(j)	836	927
		$790		6.00%, 6/1/2028(j)	12	14
Retail - 0.09%				6.00%, 1/1/2029(j)	4	4
DineEquity Inc, Term Loan B1				6.00%, 3/1/2031(j)	27	31
4.25%, 10/19/2017 (e)	453	454		6.00%, 4/1/2031(j)	3	3
Dollar General Corp, Term Loan B2				6.00%, 12/1/2031(j)	165	185
2.99%, 7/6/2014(e)	152	152		6.00%, 12/1/2032(j)	160	179
Dunkin' Brands Inc, Term Loan B				6.00%, 2/1/2033(j)	246	276
5.25%, 11/23/2017(e)	489	489		6.00%, 12/1/2033(j)	214	240
Neiman Marcus Group Inc/The, Term Loan				6.00%, 10/1/2036(e),(j)	1,729	1,927
4.75%, 4/25/2018(e)	525	525		6.00%, 12/1/2037(e),(j)	2,467	2,749
OSI Restaurant Partners LLC, Term Loan				6.00%, 1/1/2038(j)	1,637	1,835
2.56%, 6/14/2014(e)	247	244		6.00%, 1/1/2038(e),(j)	275	306
				6.00%, 7/1/2038(j)	7,007	7,856
		$1,864		6.50%, 6/1/2017(j)	145	161
Semiconductors - 0.03%				6.50%, 3/1/2029(j)	3	4
Freescale Semiconductor Inc, Term Loan				6.50%, 3/1/2029(j)	22	26
4.49%, 12/1/2016(e)	543	532		6.50%, 5/1/2029(j)	36	41
				6.50%, 4/1/2031(j)	18	21
				6.50%, 6/1/2031(j)	1	3
Software - 0.06%				6.50%, 9/1/2031(j)	12	14
First Data Corp, Term Loan EXT-NEW				6.50%, 2/1/2032(j)	11	13
5.24%, 3/24/2017(e)	1,299	1,240
				6.50%, 2/1/2032(j)	18	20
				6.50%, 5/1/2032(j)	43	49
Telecommunications - 0.08%				6.50%, 4/1/2035(j)	447	507
Intelsat Jackson Holdings SA, Term Loan				6.50%, 10/1/2035(j)	209	237
3.24%, 2/1/2014(e)	885	873		7.00%, 12/1/2029(j)	16	19
Intelsat Jackson Holdings SA, Term Loan B-				7.00%, 6/1/2030(j)	26	31
NEW				7.00%, 12/1/2030(j)	21	24
5.25%, 4/6/2018(e)	94	94		7.00%, 6/1/2031(j)	1	1
Level 3 Financing Inc, Term Loan A-OLD				7.00%, 9/1/2031(j)	5	6
2.62%, 10/31/2018(e)	330	327		7.50%, 9/1/2030(j)	6	6
UPC Financing Partnership, Term Loan AB				7.50%, 9/1/2030(j)	5	6
4.75%, 12/31/2017(e)	390	391		7.50%, 1/1/2031(j)	29	36
		$1,685		7.50%, 3/1/2031(j)	8	10
TOTAL SENIOR FLOATING RATE INTERESTS		$43,179		7.50%, 2/1/2032(j)	15	19
U.S. GOVERNMENT & GOVERNMENT	Principal			8.00%, 9/1/2030(j)	120	136
AGENCY OBLIGATIONS - 46.38%	Amount (000's)	Value (000	's)			$89,989

Federal Home Loan Mortgage Corporation (FHLMC) - 4.37%				Federal National Mortgage Association (FNMA) - 19.87%
				1.92%, 10/1/2034(e),(j)	295	308
2.28%, 12/1/2035(e),(j)	$81	$86
				2.27%, 1/1/2033(e),(j)	224	236
2.49%, 1/1/2034(e),(j)	136	144

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.27%, 9/1/2038(e),(j)	$4,015	$4,248		6.00%, 5/1/2038(j)	$792	$884
2.35%, 7/1/2033(e),(j)	1,922	2,038		6.00%, 5/1/2038(j)	1,307	1,459
2.35%, 7/1/2034(e),(j)	580	614		6.00%, 8/1/2038(j)	1,221	1,371
2.36%, 8/1/2035(e),(j)	31	33		6.00%, 8/1/2038(j)	3,025	3,398
2.47%, 12/1/2032(e),(j)	234	249		6.00%, 12/1/2038(j)	9,489	10,596
2.49%, 8/1/2035(e),(j)	392	417		6.50%, 7/1/2016(j)	8	9
2.50%, 6/1/2027(j),(k)	44,000	44,928		6.50%, 2/1/2017(j)	20	23
2.62%, 4/1/2036(e),(j)	406	435		6.50%, 3/1/2017(j)	12	13
2.72%, 2/1/2036(e),(j)	40	41		6.50%, 4/1/2017(j)	4	4
2.77%, 3/1/2035(e),(j)	6,219	6,627		6.50%, 8/1/2017(j)	147	164
2.80%, 3/1/2035(e),(j)	496	530		6.50%, 5/1/2022(j)	20	23
2.86%, 4/1/2033(e),(j)	332	352		6.50%, 12/1/2031(j)	9	10
3.00%, 6/1/2027(j),(k)	15,300	15,926		6.50%, 2/1/2032(j)	10	11
3.35%, 4/1/2041(e),(j)	3,453	3,632		6.50%, 2/1/2032(j)	14	16
3.50%, 12/1/2025(j)	4,485	4,781		6.50%, 4/1/2032(j)	16	18
3.50%, 5/1/2027(j),(k)	1,950	2,057		6.50%, 6/1/2032(j)	4	5
3.50%, 1/1/2041(j)	624	649		6.50%, 8/1/2032(j)	72	83
3.50%, 3/1/2042(j)	5,682	5,928		6.50%, 7/1/2037(j)	1,914	2,189
4.00%, 8/1/2020(j)	6,027	6,413		6.50%, 7/1/2037(j)	1,259	1,440
4.00%, 5/1/2027(j),(k)	3,350	3,563		6.50%, 12/1/2037(j)	2,902	3,280
4.00%, 2/1/2031(j)	1,691	1,812		6.50%, 2/1/2038(j)	1,353	1,539
4.00%, 2/1/2031(j)	1,487	1,593		6.50%, 3/1/2038(j)	826	940
4.00%, 4/1/2031(j)	2,678	2,869		6.50%, 9/1/2038(j)	4,478	5,092
4.00%, 6/1/2031(j)	4,434	4,751		7.00%, 2/1/2032(j)	47	56
4.00%, 11/1/2040(j)	7,028	7,508		7.00%, 3/1/2032(j)	89	106
4.00%, 12/1/2040(j)	6,477	6,948		7.50%, 8/1/2032(j)	39	47
4.00%, 12/1/2040(j)	13,932	14,906				$409,111
4.00%, 2/1/2042(j)	8,507	9,011		Government National Mortgage Association (GNMA) - 6.25%
4.00%, 5/1/2042(j),(k)	12,000	12,692
4.50%, 5/1/2031(j)	12,900	13,820		4.00%, 10/15/2041	8,144	8,848
4.50%, 12/1/2039(j)	176	189		4.00%, 5/1/2042(k)	17,500	18,927
4.50%, 5/1/2040(j)	3,158	3,464		4.50%, 6/20/2025	15,290	16,617
4.50%, 5/1/2040(j)	3,705	4,041		4.50%, 1/20/2042	22,274	24,469
4.50%, 7/1/2040(j)	2,503	2,730		4.50%, 5/1/2042(k)	8,410	9,198
4.50%, 8/1/2040(j)	544	584		5.00%, 11/15/2033	7,121	7,937
4.50%, 1/1/2041(j)	2,760	3,010		5.00%, 6/15/2034	160	178
4.50%, 2/1/2041(j)	34,640	37,782		5.00%, 6/20/2040	4,137	4,587
4.50%, 9/1/2041(j)	2,462	2,644		5.00%, 7/20/2040	2,130	2,368
4.50%, 5/1/2042(j),(k)	5,406	5,788		5.00%, 9/20/2041	2,825	3,136
5.00%, 3/1/2018(j)	411	447		5.00%, 4/1/2042(k)	4,755	5,268
5.00%, 5/1/2020(j)	458	502		5.50%, 10/15/2033	2,358	2,659
5.00%, 4/1/2036(j)	7,326	7,961		5.50%, 5/20/2035	354	395
5.00%, 12/1/2039(j)	333	369		5.50%, 2/15/2038	4,001	4,473
5.00%, 2/1/2040(j)	782	858		5.50%, 7/20/2038	4,154	4,635
5.00%, 4/1/2040(j)	1,731	1,898		5.50%, 7/15/2039	798	892
5.00%, 5/1/2041(j)	7,647	8,353		6.00%, 7/20/2028	126	142
5.00%, 5/1/2042(j),(k)	53,550	58,152		6.00%, 11/20/2028	99	113
5.32%, 10/1/2036(e),(j)	577	621		6.00%, 1/20/2029	109	124
5.50%, 9/1/2017(j)	63	69		6.00%, 7/20/2029	25	28
5.50%, 10/1/2017(j)	100	110		6.00%, 8/15/2031	45	51
5.50%, 6/1/2020(j)	1,716	1,879		6.00%, 1/15/2032	13	15
5.50%, 9/1/2020(j)	1,915	2,112		6.00%, 2/15/2032	166	190
5.50%, 2/1/2023(j)	205	226		6.00%, 2/15/2033	87	99
5.50%, 6/1/2023(j)	841	928		6.00%, 12/15/2033	120	137
5.50%, 7/1/2023(j)	15	16		6.00%, 3/15/2039	2,834	3,216
5.50%, 7/1/2033(j)	743	819		6.00%, 4/1/2042(k)	8,050	9,084
5.50%, 9/1/2033(j)	785	865		6.50%, 3/20/2028	19	22
5.50%, 8/1/2036(j)	5,894	6,479		6.50%, 5/20/2029	17	19
5.50%, 2/1/2037(j)	483	533		6.50%, 2/20/2032	9	10
5.50%, 4/1/2038(j)	16,411	18,117		6.50%, 10/15/2032	62	72
5.50%, 12/1/2038(j)	7,733	8,547		6.50%, 12/15/2032	361	422
5.50%, 1/1/2040(j)	3,046	3,363		7.00%, 4/15/2031	1	1
5.50%, 5/1/2040(j)	2,491	2,750		7.00%, 6/15/2031	34	40
5.50%, 5/1/2040(j)	2,198	2,418		7.00%, 7/15/2031	5	6
6.00%, 10/1/2021(j)	1,141	1,251		7.00%, 6/15/2032	183	218
6.00%, 2/1/2023(j)	78	86		8.00%, 1/20/2031	12	14
6.00%, 5/1/2032(j)	19	21				$128,610
6.00%, 12/1/2036(e),(j)	1,886	2,039
6.00%, 2/1/2038(e),(j)	3,975	4,399		U.S. Treasury - 15.89%
				0.13%, 8/31/2013	3,625	3,620

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

				(d)	Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value of
U.S. GOVERNMENT & GOVERNMENT	Principal			these securities totaled $19,496 or 0.95% of net assets.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	(e) Variable Rate. Rate shown is in effect at April 30, 2012.
U.S. Treasury (continued)				(f) Security purchased on a when-issued basis.
0.38%, 7/31/2013	$150	$150		(g)	Payment in kind; the issuer has the option of paying additional securities
0.38%, 4/15/2015	1,150	1,150		in lieu of cash.
1.00%, 8/31/2016	22,770	23,090		(h)	This Senior Floating Rate Note will settle after April 30, 2012, at which
1.00%, 3/31/2017	9,400	9,494		time the interest rate will be determined.
1.25%, 10/31/2015	35,100	36,008		(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
1.38%, 1/15/2013	20,000	20,168		for additional information.
1.38%, 12/31/2018	10,000	10,096		(j)	This entity was put into conservatorship by the US Government in 2008.
1.50%, 7/31/2016	20,465	21,181		See Notes to Financial Statements for additional information.
1.88%, 8/31/2017	22,925	24,066		(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.00%, 2/15/2022	26,735	26,936		Notes to Financial Statements for additional information.
2.63%, 4/30/2016	300	324
2.63%, 1/31/2018	10,000	10,909
2.63%, 8/15/2020	23,270	25,117		Unrealized Appreciation (Depreciation)
2.75%, 2/15/2019	40	44		The net federal income tax unrealized appreciation (depreciation) and federal tax
3.13%, 5/15/2019	545	612		cost of investments held as of the period end were as follows:
3.13%, 11/15/2041	4,515	4,529
3.25%, 12/31/2016	100	111		Unrealized Appreciation	$79,361
4.00%, 8/15/2018	27,650	32,538		Unrealized Depreciation	(16,778)
4.38%, 5/15/2040	14,500	18,177		Net Unrealized Appreciation (Depreciation)	$62,583
4.50%, 2/15/2036	13,500	17,154		Cost for federal income tax purposes	$2,180,364
4.75%, 2/15/2041	110	146
5.38%, 2/15/2031	40	56		All dollar amounts are shown in thousands (000's)
6.00%, 2/15/2026	26,000	36,989
6.13%, 8/15/2029	25	37		Portfolio Summary (unaudited)
6.75%, 8/15/2026	3,000	4,568		Sector	Percent
		$327,270		Mortgage Securities	38 .16%
				Government	17 .07%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$954,980		Financial	16 .65%
	Maturity			Asset Backed Securities	7.70%
REPURCHASE AGREEMENTS - 4.07%	Amount (000's)	Value (000	's)	Communications	6.29%
Banks - 4.07%				Consumer, Non-cyclical	6.13%
Investment in Joint Trading Account; Credit	$17,707	$17,707		Energy	5.55%
Suisse Repurchase Agreement; 0.16%				Consumer, Cyclical	3.00%
dated 04/30/12 maturing 05/01/12				Basic Materials	2.42%
(collateralized by US Government				Industrial	2.32%
Securities; $18,061,123; 0.00% - 11.25%;				Utilities	2.25%
dated 02/15/15 - 08/15/39)				Technology	1.36%
Investment in Joint Trading Account; Deutsche	34,550	34,550		Diversified	0.03%
Bank Repurchase Agreement; 0.20% dated				Liabilities in Excess of Other Assets, Net	(8.93)%
04/30/12 maturing 05/01/12 (collateralized				TOTAL NET ASSETS	100.00%
by US Government Securities;
$35,241,212; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	12,956	12,957
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $13,215,449; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	18,490	18,490
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$18,859,948; 1.50%; dated 07/31/16)
		$83,704
TOTAL REPURCHASE AGREEMENTS		$83,704
Total Investments		$2,242,947
Liabilities in Excess of Other Assets, Net - (8.93)%		$(183,871)
TOTAL NET ASSETS - 100.00%		$2,059,076

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $279,882 or 13.59% of net assets.

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2012 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive	Expiration	Notional	Market	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)		(Depreciation)
Barclays Bank PLC	CDX.NA.HY.17	(5.00)%	12/20/2016	$22,310	$485		$1,158	$(673)
Barclays Bank PLC	CDX.NA.HY.18	(5.00)%	6/20/2017	47,500	1,574		2,556	(982)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	6,250	243		345	(102)
Total					$2,302		$4,059	$(1,757)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Value		Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	6/15/2012		56,500	$59	$59		$—
British Pound	JP Morgan Securities	6/15/2012	216,016		339	350		(11)
Canadian Dollar	JP Morgan Securities	6/15/2012	117,482		118	119		(1)
Danish Krone	JP Morgan Securities	6/15/2012	199,171		35	35		—
Euro	JP Morgan Securities	6/15/2012	1,173,341		1,539	1,553		(14)
Japanese Yen	JP Morgan Securities	6/15/2012	143,729,543		1,738	1,801		(63)
Mexican Peso	JP Morgan Securities	6/15/2012	491,268		39	38		1
Polish Zloty	JP Morgan Securities	6/15/2012	130,804		41	41		—
Swedish Krona	JP Morgan Securities	6/15/2012	259,345		39	39		—
Swiss Franc	JP Morgan Securities	6/15/2012		14,478	16	16		—
Total								$(88)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 1.77%	Shares Held	Value (000 's)		Principal
Publicly Traded Investment Fund - 1.77%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)
BlackRock Liquidity Funds California Money	4,000,000	$4,000	California (continued)
Fund Portfolio			California Statewide Communities
			Development Authority CAL MTG INS
TOTAL INVESTMENT COMPANIES		$4,000	6.25%, 08/15/2028	$2,250	$2,552
	Principal		California Statewide Communities
MUNICIPAL BONDS - 103.13%	Amount (000's)	Value (000 's)	Development Authority FHA INS
			6.25%, 08/01/2024	1,000	1,218
California - 99.58%			California Statewide Communities
Abag Finance Authority for Nonprofit			Development Authority NATL-RE-IBC
Corps ACA			6.50%, 08/01/2012	470	475
5.70%, 11/01/2013	$1,200	$1,202	Carson Redevelopment Agency NATL-RE
Anaheim Public Financing Authority			5.50%, 10/01/2016	1,000	1,109
5.25%, 10/01/2034	1,000	1,119	City of Alhambra CA NATL-RE
Baldwin Park Public Financing Authority			6.13%, 09/02/2018	3,580	3,618
4.63%, 08/01/2016	1,130	1,176	City of Bakersfield CA Wastewater
Barstow Redevelopment Agency NATL-RE			Revenue AGM
7.00%, 09/01/2014	495	536	5.00%, 09/15/2032	2,000	2,144
7.00%, 09/01/2014	255	272	City of Chula Vista CA NATL-RE
Bay Area Governments Association XLCA			5.00%, 08/01/2027	3,000	3,043
5.25%, 09/01/2029	2,000	1,971	City of Compton CA Water Revenue
Bay Area Toll Authority			6.00%, 08/01/2039	1,250	1,340
5.13%, 04/01/2039	3,000	3,248	City of Imperial CA NATL-RE FGIC
Berkeley Unified School			5.00%, 10/15/2020	1,250	1,264
District/CA ASSURED GTY			City of Los Angeles CA GNMA COLL
5.00%, 08/01/2031	1,250	1,375	6.25%, 09/20/2039	1,000	1,000
Beverly Hills Unified School District CA			City of Los Angeles Department of Airports
0.00%, 08/01/2028(a)	2,000	1,015
			5.00%, 05/15/2035	2,000	2,188
California County Tobacco Securitization			5.13%, 05/15/2033	1,230	1,331
Agency			City of Riverside CA Electric Revenue AGM
5.45%, 06/01/2028(b)	2,000	1,617
			5.00%, 10/01/2038	3,000	3,189
California Educational Facilities Authority			City of San Francisco CA Public Utilities
5.00%, 01/01/2038(c)	1,379	1,479
5.00%, 10/01/2038(c)	900	1,002	Commission Water Revenue
5.00%, 01/01/2039(c)	5,366	5,798	5.00%, 11/01/2029	2,210	2,511
5.25%, 10/01/2039(c)	6,500	7,375	5.00%, 11/01/2036	2,010	2,231
			City of San Jose CA Airport
5.38%, 04/01/2034	1,000	1,078	Revenue AMBAC
California Health Facilities Financing			5.00%, 03/01/2037	3,000	3,024
Authority			City of Torrance CA
5.00%, 11/15/2036	1,895	2,029	6.00%, 06/01/2022	1,000	1,004
5.75%, 09/01/2039	2,000	2,229	City of Turlock CA
6.00%, 07/01/2039	2,000	2,308	5.13%, 10/15/2031	1,000	980
6.50%, 10/01/2038	15	20	5.13%, 10/15/2037	1,000	940
6.50%, 10/01/2038	985	1,157	City of Vernon CA
California Infrastructure & Economic			5.13%, 08/01/2021	2,000	2,215
Development Bank			Coachella Redevelopment Agency
5.00%, 06/01/2021	1,000	1,241	5.88%, 12/01/2028	1,820	1,821
California Infrastructure & Economic			County of Orange CA Airport Revenue
Development Bank NATL-RE FGIC			5.00%, 07/01/2031	1,000	1,104
5.00%, 08/15/2018	500	522	County of Sacramento CA Airport System
California Pollution Control Financing			Revenue
Authority			5.00%, 07/01/2040	2,000	2,134
5.00%, 01/01/2022	2,000	2,167	Desert Hot Springs Redevelopment Agency
California Pollution Control Financing			5.60%, 09/01/2038	2,000	1,556
Authority AMBAC-TCRS			Dinuba Financing Authority
5.85%, 06/01/2021	2,500	2,509	5.38%, 09/01/2038	1,000	904
California State Department of Water			East Bay Municipal Utility District
Resources			5.00%, 06/01/2036	1,000	1,139
5.00%, 12/01/2028	1,680	1,970	El Monte Union High School
California State Public Works Board			District ASSURED GTY
5.00%, 04/01/2037	1,000	1,049	5.50%, 06/01/2034	2,000	2,249
California State University			Escondido Union High School District
5.25%, 11/01/2038	2,000	2,201	0.00%, 08/01/2041(a)	1,000	206
California State University AGM			Fontana Redevelopment Agency NATL-RE
5.00%, 11/01/2039	1,000	1,066	5.20%, 09/01/2030	1,000	1,000
California Statewide Communities			Foothill-De Anza Community College
Development Authority			District
5.13%, 04/01/2037(d)	1,500	1,501
			5.00%, 08/01/2040	1,500	1,679
5.25%, 11/01/2030	1,500	1,668	Highland Redevelopment Agency AMBAC
7.25%, 11/15/2041	1,500	1,669	5.00%, 12/01/2028	3,000	3,011

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

California (continued)				California (continued)
Indio Redevelopment Agency				Rosedale-Rio Bravo Water Storage District
5.63%, 08/15/2035	$1,355	$1,333		Kern County (continued)
Irvine Public Facilities & Infrastructure				5.00%, 01/01/2042	$2,750	$2,844
Authority AMBAC				Salinas Valley Solid Waste
5.00%, 09/02/2020	1,240	1,246		Authority AMBAC
5.00%, 09/02/2021	2,220	2,230		5.25%, 08/01/2027	1,975	1,985
La Verne Public Financing Authority				5.25%, 08/01/2031	2,000	2,008
7.25%, 09/01/2026	1,500	1,502		San Bernardino County Redevelopment
Lake Elsinore Public Financing Authority				Agency RADIAN
5.80%, 09/02/2015	755	757		5.00%, 09/01/2018	1,565	1,624
Lancaster Redevelopment Agency				San Diego Community College District
6.88%, 08/01/2039	1,000	1,102		5.25%, 08/01/2033(c)	3,000	3,443
Los Angeles Community Redevelopment				San Diego County Regional Airport
Agency NATL-RE				Authority
5.40%, 07/01/2024	2,500	2,501		5.00%, 07/01/2040	2,250	2,404
Los Angeles County Metropolitan				San Diego Public Facilities Financing
Transportation Authority AMBAC				Authority Water Revenue
5.00%, 07/01/2035	1,500	1,649		5.38%, 08/01/2034	2,000	2,299
Los Angeles Department of Water & Power				San Diego Redevelopment Agency
5.38%, 07/01/2038	1,000	1,118		6.40%, 09/01/2019	1,000	1,002
Los Angeles Unified School District/CA				San Francisco Bay Area Rapid Transit
5.00%, 07/01/2029	2,000	2,228		District
Los Angeles Unified School				5.00%, 07/01/2028	1,755	2,020
District/CA AGM				San Francisco City & County Airports
5.00%, 07/01/2032	1,000	1,108		Commission
Merced Union High School District				5.00%, 05/01/2040	1,000	1,074
0.00%, 08/01/2032(a)	3,380	1,138		San Francisco City & County Redevelopment
Metropolitan Water District of Southern				Agency
California AGM				6.50%, 08/01/2039	1,000	1,134
5.00%, 07/01/2035	2,000	2,202		San Luis Obispo County Financing
Morongo Band of Mission Indians/The				Authority AGM
6.50%, 03/01/2028(d)	1,825	1,836		5.00%, 08/01/2030	1,000	1,099
Needles Public Utility Authority				Santa Clara County Financing Authority
6.50%, 02/01/2022	2,785	2,785		5.25%, 05/15/2036	2,000	2,195
Norco Financing Authority AGM				Semitropic Improvement District
5.63%, 10/01/2034	1,000	1,116		5.00%, 12/01/2038	2,000	2,173
Ontario Redevelopment Financing				Sierra View Local Health Care District/CA
Authority AMBAC				5.25%, 07/01/2032	1,500	1,535
5.50%, 08/01/2016	1,055	1,069		South Gate Public Financing
Ontario Redevelopment Financing				Authority AMBAC
Authority NATL-RE				5.25%, 09/01/2022	2,090	2,118
5.25%, 08/01/2016	1,060	1,065		South Gate Public Financing Authority XLCA
Palm Desert Financing Authority NATL-RE				5.00%, 09/01/2016	1,425	1,464
5.00%, 08/01/2022	1,280	1,286		Southern California Public Power Authority
Perris Public Financing Authority				5.25%, 07/01/2029	695	812
5.30%, 10/01/2026	2,805	2,808		5.25%, 07/01/2031	695	802
Pittsburg Unified School District FSA				State of California
5.50%, 08/01/2031	1,000	1,132		5.00%, 04/01/2042	4,000	4,264
Pomona Public Financing Authority NATL-				5.25%, 07/01/2021	2,000	2,426
RE				5.25%, 11/01/2040	1,500	1,642
5.00%, 02/01/2021	5,000	5,001		5.75%, 04/01/2031	675	782
Pomona Unified School District NATL-RE				6.00%, 03/01/2033	2,000	2,379
6.15%, 08/01/2030	1,000	1,163		6.00%, 04/01/2038	3,000	3,459
Poway Unified School District				Stockton East Water District NATL-RE FGIC
0.00%, 08/01/2036(a)	4,000	1,128		5.25%, 04/01/2022	1,780	1,791
Richmond Joint Powers Financing Authority				Tobacco Securitization Authority of Southern
6.25%, 07/01/2024	1,000	1,121		California
Riverside County Public Financing Authority				5.13%, 06/01/2046	1,500	1,137
5.80%, 05/15/2029	2,100	1,094		Tracy Area Public Facilities Financing
Riverside County Transportation Commission				Agency NATL-RE
5.00%, 06/01/2032	1,500	1,655		5.88%, 10/01/2013	200	203
Rocklin Unified School District NATL-RE				Tustin Community Facilities District
FGIC				5.38%, 09/01/2029	1,000	1,006
0.00%, 08/01/2019(a)	1,360	929		Tustin Public Financing Authority
0.00%, 08/01/2020(a)	1,415	916		5.00%, 04/01/2041	1,000	1,097
0.00%, 08/01/2023(a)	1,225	675		Twin Rivers Unified School District
Rosedale-Rio Bravo Water Storage District				0.00%, 04/01/2014(a)	1,500	1,461
Kern County				University of California
5.00%, 01/01/2032	3,000	3,148		5.25%, 05/15/2039(c)	4,500	5,005

See accompanying notes

Schedule of Investments California Municipal Fund April 30, 2012 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

California (continued)
Walnut Energy Center Authority
5.00%, 01/01/2035	$2,000	$2,132
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,875
		$224,483

Puerto Rico - 3.14%
Commonwealth of Puerto Rico
5.00%, 07/01/2041	5,000	4,947
Puerto Rico Infrastructure Financing
Authority
5.25%, 12/15/2026	2,000	2,131
		$7,078

Virgin Islands - 0.41%
Virgin Islands Public Finance Authority
6.38%, 10/01/2019	910	913

TOTAL MUNICIPAL BONDS		$232,474
Total Investments		$236,474
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.40)%
Notes with interest rates of 0.25% at April 30,	$(14,425)	$(14,425)
2012 and contractual maturity of collateral
from 2016-2017.(e)
Total Net Investments		$222,049
Other Assets in Excess of Liabilities, Net - 1.50%		$3,383
TOTAL NET ASSETS - 100.00%		$225,432

(a)	Non-Income Producing Security
(b)	Variable Rate. Rate shown is in effect at April 30, 2012.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,337 or 1.48% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2012

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$15,242
Unrealized Depreciation	(1,667)
Net Unrealized Appreciation (Depreciation)	$13,575
Cost for federal income tax purposes	$208,398

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	46 .07%
Insured	33 .65%
General Obligation Unltd	14 .28%
Tax Allocation	4.33%
Certificate Participation	4.00%
Exchange Traded Funds	1.77%
Special Tax	0.79%
Prerefunded	0.01%
Liability For Floating Rate Notes Issued	(6.40)%
Other Assets in Excess of Liabilities, Net	1.50%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 96.21%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.02%				Banks (continued)
Teleperformance SA	23,026	$617		FirstRand Ltd	2,297,158	$7,471
				Governor & Co of the Bank of Ireland/The (a)	4,180,623	621
				Grupo Financiero Banorte SAB de CV	1,011,200	4,877
Aerospace & Defense - 0.84%				Gunma Bank Ltd/The	136,000	690
BAE Systems PLC	2,872,917	13,768
MTU Aero Engines Holding AG	133,196	11,223		Home Capital Group Inc	20,065	976
Zodiac Aerospace	10,983	1,208		HSBC Holdings PLC	4,171,987	37,661
				ICICI Bank Ltd ADR	216,011	7,321
		$26,199		Industrial & Commercial Bank of China	13,788,375	9,161
Agriculture - 3.60%				Industrial Bank of Korea	302,650	3,323
British American Tobacco PLC	743,438	38,131		Kasikornbank PCL	766,300	4,050
Bunge Ltd	59,575	3,842		Malayan Banking Bhd	580,400	1,653
Golden Agri-Resources Ltd	9,658,000	5,717		Mitsubishi UFJ Financial Group Inc	4,383,225	21,046
Imperial Tobacco Group PLC	657,486	26,293		Musashino Bank Ltd/The	12,900	420
ITC Ltd	1,198,725	5,578		National Australia Bank Ltd	922,048	24,102
Japan Tobacco Inc	4,193	23,228		National Bank of Canada	228,700	17,850
KT&G Corp	63,295	4,344		Royal Bank of Canada	406,900	23,516
Perusahaan Perkebunan London Sumatra	2,411,100	765		Sberbank of Russia (b)	3,674,301	11,733
Indonesia Tbk PT				Standard Chartered PLC	757,088	18,508
Souza Cruz SA	292,475	4,545		Sumitomo Mitsui Financial Group Inc	428,300	13,705
		$112,443		Svenska Handelsbanken AB	569,396	18,430
				Swedbank AB	1,321,689	21,818
Airlines - 0.41%				Toronto-Dominion Bank/The	279,300	23,606
Air China Ltd	8,712,000	6,293				$399,817
Asiana Airlines Inc (a)	77,260	436
Deutsche Lufthansa AG	463,557	6,036		Beverages - 1.18%
		$12,765		Anheuser-Busch InBev NV	299,319	21,574
				Cia de Bebidas das Americas ADR	217,349	9,124
Apparel - 0.37%				Fomento Economico Mexicano SAB de CV	77,187	6,272
Burberry Group PLC	482,194	11,623		ADR
						$36,970

Automobile Manufacturers - 3.76%				Building Materials - 0.34%
Daihatsu Motor Co Ltd	490,000	9,250		Central Glass Co Ltd	154,000	631
Great Wall Motor Co Ltd	1,149,500	2,467		China National Building Material Co Ltd	1,212,000	1,624
Hyundai Motor Co	58,452	13,799		Grasim Industries Ltd	25,255	1,231
Kia Motors Corp	132,639	9,733		HeidelbergCement AG	115,437	6,352
Nissan Motor Co Ltd	1,438,700	14,958		Sumitomo Osaka Cement Co Ltd	274,000	831
Renault SA	57,715	2,626				$10,669
Suzuki Motor Corp	492,900	11,601
Tata Motors Ltd	1,483,841	8,869		Chemicals - 3.57%
Toyota Motor Corp	657,000	26,922		Agrium Inc	203,700	17,944
Volvo AB - B Shares	1,225,660	17,010		Aica Kogyo Co Ltd	39,200	574
		$117,235		Arkema SA	12,466	1,106
				Asahi Kasei Corp	877,000	5,420
Automobile Parts & Equipment - 1.25%				BASF SE	380,090	31,294
Bridgestone Corp	407,900	9,652		Brenntag AG	75,685	9,429
Continental AG	138,367	13,420		Croda International PLC	33,011	1,196
Georg Fischer AG (a)	2,312	1,026
				Filtrona PLC	62,129	468
Pirelli & C SpA	1,066,727	12,998		Formosa Plastics Corp	610,000	1,725
Plastic Omnium SA	23,669	619		Koninklijke DSM NV	183,405	10,525
Sungwoo Hitech Co Ltd	52,402	587		Lanxess AG	9,804	781
Valeo SA	15,499	762		LG Chem Ltd	10,868	2,717
		$39,064		Mitsubishi Chemical Holdings Corp	962,000	5,070
Banks - 12.81%				Nippon Carbon Co Ltd	224,000	609
ABSA Group Ltd	307,091	6,329		PTT Global Chemical PCL (b)	1,007,300	2,251
Australia & New Zealand Banking Group Ltd	1,220,652	30,239		Sasol Ltd	172,144	8,184
Banca Popolare di Milano Scarl	726,402	358		Toagosei Co Ltd	136,000	589
Banco do Brasil SA	226,464	2,810		USI Corp	496,000	461
Bangkok Bank PCL	827,200	5,206		Yara International ASA	217,040	10,639
Bank Negara Indonesia Persero Tbk PT	10,753,500	4,691		Zeon Corp	66,000	575
Bank of China Ltd	11,702,300	4,873				$111,557
Bank of Yokohama Ltd/The	2,133,000	10,330		Coal - 0.06%
Bank Rakyat Indonesia Persero Tbk PT	5,771,500	4,155		Exxaro Resources Ltd	72,904	1,944
Banque Cantonale Vaudoise	1,137	644
Barclays PLC	3,133,248	11,093
China Citic Bank Corp Ltd	5,051,000	3,200		Commercial Services - 0.68%
China Construction Bank Corp	7,223,129	5,605		Aggreko PLC	181,769	6,644
China Minsheng Banking Corp Ltd	7,061,500	7,307		Benesse Holdings Inc	108,600	5,392
Credicorp Ltd	31,071	4,067		Cielo SA	208,440	6,261
DBS Group Holdings Ltd	1,643,000	18,458		Nichii Gakkan Co	53,700	736
Deutsche Bank AG	182,306	7,914		Park24 Co Ltd	65,200	897

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Commercial Services (continued)				Engineering & Construction - 2.13%
Valid Solucoes e Servicos de Seguranca em	46,536	$715		Bilfinger Berger SE	160,923	$14,723
Meios de Pagamento e Identificacao S.A				Budimex SA	15,003	377
Xiamen International Port Co Ltd	4,470,000	568		Cheung Kong Infrastructure Holdings Ltd	1,027,000	6,086
		$21,213		China Communications Construction Co Ltd	6,052,000	6,030
				China Railway Construction Corp Ltd	6,063,500	4,810
Computers - 1.20%				CTCI Corp	670,000	1,290
Asustek Computer Inc	425,000	4,270		Daelim Industrial Co Ltd	49,802	4,585
Gemalto NV	107,395	8,000		Monadelphous Group Ltd	48,186	1,159
Ingenico	23,095	1,215		NRW Holdings Ltd	274,117	1,157
Lenovo Group Ltd	9,476,000	9,062		SembCorp Industries Ltd	2,791,000	11,337
Tata Consultancy Services Ltd	283,120	6,677		Taeyoung Engineering & Construction Co Ltd	93,410	411
TDK Corp	154,700	8,078		Taihei Dengyo Kaisha Ltd	73,000	609
		$37,302		Vinci SA	302,219	14,017
Cosmetics & Personal Care - 0.03%						$66,591
Able C&C Co Ltd	16,290	805		Food - 3.11%
				Aryzta AG (a)	16,556	834
Distribution & Wholesale - 1.63%				Casino Guichard Perrachon SA	132,757	13,043
Inchcape PLC	104,654	622		Charoen Pokphand Foods PCL (b)	4,303,600	5,690
LG International Corp	64,073	2,612		Cosan SA Industria e Comercio	221,600	3,856
Marubeni Corp	1,874,000	13,012		Danone	174,196	12,263
Mitsubishi Corp	723,600	15,682		JBS SA (a)	120,774	473
Sumitomo Corp	1,339,431	19,035		Nestle SA	609,034	37,327
		$50,963		Nutreco NV	123,230	8,956
				Sao Martinho SA	44,411	533
Diversified Financial Services - 1.99%				Shoprite Holdings Ltd	32,680	565
Aberdeen Asset Management PLC	1,986,022	9,141		Suedzucker AG	413,745	12,599
Daishin Securities Co Ltd	54,370	469		Viscofan SA	22,764	1,031
Fubon Financial Holding Co Ltd	3,752,048	3,882				$97,170
Hana Financial Group Inc	201,610	6,873
IGM Financial Inc	146,586	6,878		Forest Products & Paper - 0.08%
Intermediate Capital Group PLC	1,020,736	4,255		DS Smith PLC	307,440	838
Jaccs Co Ltd	204,000	734		Metsa Board OYJ (a)	180,964	498
KB Financial Group Inc	139,083	4,706		Mondi PLC	78,322	728
ORIX Corp	207,470	19,836		Sumitomo Forestry Co Ltd	61,700	537
Provident Financial PLC	45,647	856				$2,601
TMX Group Inc	99,400	4,538		Gas - 0.48%
		$62,168		National Grid PLC	1,399,631	15,114
Electric - 0.83%
Atco Ltd/Canada	15,800	1,169		Hand & Machine Tools - 0.05%
China Power International Development Ltd	3,010,000	680		Techtronic Industries Co	1,166,500	1,400
CLP Holdings Ltd	1,384,500	11,852
SSE PLC	404,591	8,676
Tenaga Nasional BHD	1,650,300	3,504		Healthcare - Products - 1.36%
		$25,881		Coloplast A/S	97,283	18,011
				Elekta AB	309,041	15,629
Electrical Components & Equipment - 1.79%				Elekta AB - Rights (a),(b)	23,627	5
Harbin Electric Co Ltd	796,000	826		Fresenius SE & Co KGaA	83,783	8,365
Hitachi Ltd	3,605,739	22,966		Opto Circuits India Ltd	96,625	341
Leoni AG	110,171	5,662				$42,351
Mitsubishi Electric Corp	1,254,000	11,016
Nissin Electric Co Ltd	83,000	475		Holding Companies - Diversified - 1.01%
Schneider Electric SA	172,275	10,611		Barloworld Ltd	184,862	2,331
Simplo Technology Co Ltd	554,900	4,225		Imperial Holdings Ltd	311,532	6,774
		$55,781		KOC Holding AS	1,463,514	5,436
				Sherritt International Corp	137,800	788
Electronics - 1.76%				Sime Darby Bhd	1,476,600	4,745
Advantest Corp	992,100	16,487		Swire Pacific Ltd	977,000	11,517
Anritsu Corp	905,000	11,808				$31,591
FLEXium Interconnect Inc	219,000	697
Hon Hai Precision Industry Co Ltd	2,714,241	8,534		Home Builders - 0.57%
Interflex Co Ltd	10,599	574		Barratt Developments PLC (a)	3,377,690	7,331
LG Display Co Ltd (a)	100,920	2,228		MRV Engenharia e Participacoes SA	359,117	2,099
Murata Manufacturing Co Ltd	100,700	5,755		Persimmon PLC	829,993	8,465
Phison Electronics Corp	74,340	526				$17,895
Radiant Opto-Electronics Corp	664,000	2,770
Samsung Electro-Mechanics Co Ltd	40,000	3,848		Home Furnishings - 0.06%
				De'Longhi SpA	81,213	1,145
Spectris PLC	45,566	1,395		JVC Kenwood Corp	153,000	652
Topco Scientific Co Ltd	221,000	391
		$55,013				$1,797

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance - 3.29%				Mining (continued)
AXA SA	284,753	$4,046		Cia de Minas Buenaventura SA ADR	91,842	$3,790
Hannover Rueckversicherung AG	172,658	10,449		Gold Fields Ltd	179,408	2,298
Helvetia Holding AG	2,787	1,000		Grupo Mexico SAB de CV	738,900	2,278
Lancashire Holdings Ltd	65,787	860		Gujarat Mineral Development Corp Ltd	92,935	327
Legal & General Group PLC	8,315,707	15,878		Iluka Resources Ltd	482,625	8,431
PICC Property & Casualty Co Ltd	2,225,000	2,767		Industrias Penoles SAB de CV	82,710	3,875
Prudential PLC	1,904,148	23,337		Jiangxi Copper Co Ltd	890,000	2,140
Sampo OYJ	585,116	15,579		KGHM Polska Miedz SA	36,466	1,612
Samsung Fire & Marine Insurance Co Ltd	23,930	4,567		Medusa Mining Ltd	65,372	389
Sanlam Ltd	1,536,119	6,628		New Gold Inc (a)	49,700	453
Zurich Insurance Group AG (a)	71,722	17,572		Pan American Silver Corp	266,900	5,190
		$102,683		PanAust Ltd (a)	200,341	672
				Regis Resources Ltd (a)	84,821	371
Internet - 0.04%				Rio Tinto Ltd	450,802	30,846
PChome Online Inc	79,000	446		Southern Copper Corp	125,884	4,139
So-net Entertainment Corp	186	780		Sterlite Industries India Ltd ADR	201,352	1,649
		$1,226		Teck Resources Ltd	242,300	9,041
Investment Companies - 0.23%				Xstrata PLC	599,488	11,513
Investment AB Kinnevik	355,979	7,241		Yamana Gold Inc	859,800	12,612
						$174,850

Iron & Steel - 0.59%				Miscellaneous Manufacturing - 0.39%
APERAM	17,936	304		Aalberts Industries NV	41,048	788
Evraz PLC (a)	550,048	3,304		Fenner PLC	77,115	564
Ferrexpo PLC	152,831	727		IMI PLC	480,680	7,722
JFE Shoji Trade Corp	111,000	551		Jai Corp Ltd	159,899	205
Kumba Iron Ore Ltd	40,698	2,882		Melrose PLC	148,503	1,054
Labrador Iron Ore Royalty Corp	12,000	428		Morgan Crucible Co PLC	163,055	860
Maanshan Iron & Steel	5,808,000	1,626		Singamas Container Holdings Ltd	3,286,000	979
OneSteel Ltd	712,812	955				$12,172
POSCO ADR	41,460	3,451		Office & Business Equipment - 0.52%
Ternium SA ADR	146,909	3,485
Xingda International Holdings Ltd	1,332,000	575		Canon Inc	358,800	16,264
		$18,288
				Oil & Gas - 9.07%
Leisure Products & Services - 0.37%				Afren PLC (a)	558,364	1,222
HIS Co Ltd	26,100	845		Aurora Oil & Gas Ltd (a)	182,523	781
Sega Sammy Holdings Inc	513,252	10,769		Bangchak Petroleum PCL (b)	1,582,300	1,308
		$11,614		BG Group PLC	1,589,776	37,511
Lodging - 0.10%				BP PLC	4,831,162	34,901
Genting Bhd	883,900	3,013		China Petroleum & Chemical Corp	2,992,000	3,178
				CNOOC Ltd	6,022,000	12,725
				Det Norske Oljeselskap ASA (a)	45,993	662
Machinery - Construction & Mining - 0.33%				Ecopetrol SA ADR	94,710	6,128
Atlas Copco AB - A Shares	436,132	10,378		Gazprom OAO ADR	1,250,850	14,435
				Lukoil OAO ADR	223,012	13,682
Machinery - Diversified - 0.79%				Petrobank Energy & Resources Ltd (a)	54,700	784
Andritz AG	20,544	1,076		PetroChina Co Ltd	7,487,494	11,169
Daifuku Co Ltd	119,500	639		Petroleo Brasileiro SA ADR	592,812	13,955
Duerr AG	16,272	1,028		Premier Oil PLC (a)	120,083	731
IHI Corp	3,606,000	8,723		Royal Dutch Shell PLC - A Shares	189,419	6,756
Mitsubishi Heavy Industries Ltd	2,740,000	12,426		Royal Dutch Shell PLC - B Shares	1,426,506	52,202
Toromont Industries Ltd	29,700	666		Seadrill Ltd	484,522	18,786
		$24,558		SK Holdings Co Ltd	36,745	3,912
				Statoil ASA	597,257	16,026
Media - 0.01%				Thai Oil PCL (b)	1,726,100	3,787
TV Asahi Corp	291	435		Total SA	597,564	28,685
						$283,326

Metal Fabrication & Hardware - 0.07%				Oil & Gas Services - 1.24%
Hyundai Hysco Co Ltd	58,580	2,058		Canyon Services Group Inc	62,100	699
				John Wood Group PLC	856,980	10,882
Mining - 5.60%				Saipem SpA	271,522	13,420
Antofagasta PLC	164,727	3,172		Technip SA	121,462	13,793
Argonaut Gold Inc (a)	66,188	541				$38,794
B2Gold Corp (a)	142,000	536
				Packaging & Containers - 0.55%
Barrick Gold Corp	432,700	17,503		Rexam PLC	2,469,041	17,235
BHP Billiton Ltd	1,135,817	42,147
BHP Billiton PLC	68,492	2,205
Centerra Gold Inc	456,200	5,907		Pharmaceuticals - 5.43%
China Qinfa Group Ltd (a)	5,468,000	1,213		BTG PLC (a)	54,461	336

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)				Semiconductors (continued)
Chong Kun Dang Pharm Corp	30,280	$424		Tokyo Electron Ltd	215,400	$11,937
Dr Reddy's Laboratories Ltd ADR	84,025	2,843		United Microelectronics Corp	10,254,000	5,364
GlaxoSmithKline PLC	300,513	6,942				$103,728
Novartis AG	690,575	38,131
Novo Nordisk A/S	201,134	29,652		Shipbuilding - 0.09%
Roche Holding AG	240,310	43,919		Samsung Heavy Industries Co Ltd	57,390	2,098
Sanofi	297,971	22,759		STX OSV Holdings Ltd	619,000	796
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	814,570	766				$2,894
Ship Healthcare Holdings Inc	37,100	877		Software - 1.21%
Shire PLC	656,164	21,386		IT Holdings Corp	47,300	605
SXC Health Solutions Corp (a)	9,200	834		Konami Corp	294,600	8,520
Virbac SA	3,357	565		Nihon Unisys Ltd	95,300	716
		$169,434		SAP AG	422,551	28,021
Pipelines - 0.53%						$37,862
TransCanada Corp	373,600	16,436		Storage & Warehousing - 0.01%
				Sumitomo Warehouse Co Ltd/The	92,000	440
Real Estate - 1.81%
Brookfield Asset Management Inc	653,938	21,581		Telecommunications - 6.50%
Capital Property Fund	480,690	574		America Movil SAB de CV ADR	243,212	6,482
Castellum AB	52,829	669		BT Group PLC	4,636,624	15,859
Cheung Kong Holdings Ltd	1,078,000	14,257		China Mobile Ltd	1,542,139	17,062
Evergrande Real Estate Group Ltd	7,066,000	4,057		Chorus Ltd (a)	4,152,957	11,597
Ez Tec Empreendimentos e Participacoes SA	94,734	1,046		Elisa OYJ	350,937	7,914
Fantasia Holdings Group Co Ltd	5,934,000	676		GN Store Nord A/S	89,783	1,007
Great Eagle Holdings Ltd	342,000	1,004		Hutchison Telecommunications Hong Kong	2,294,666	1,020
Greentown China Holdings Ltd	647,500	449		Holdings Ltd
Helbor Empreendimentos SA	143,700	698		Nippon Telegraph & Telephone Corp	374,300	16,935
Mah Sing Group Bhd	880,500	570		NTT DoCoMo Inc	12,917	22,056
Mitsui Fudosan Co Ltd	550,000	10,074		Oki Electric Industry Co Ltd (a)	703,000	1,197
Wihlborgs Fastigheter AB	62,954	874		Orascom Telecom Holding SAE (a)	695,770	1,948
		$56,529		Samart Corp PCL (b)	1,940,500	601
REITS - 1.19%				Sistema JSFC	129,288	2,458
				Taiwan Mobile Co Ltd (a)	799,000	2,575
Artis Real Estate Investment Trust (a)	36,000	614
				Telecity Group PLC (a)	76,700	1,005
CapitaMall Trust	4,326,000	6,281
Dundee Real Estate Investment Trust	25,900	967		Telecom Corp of New Zealand Ltd	8,240,975	17,718
Eurocommercial Properties NV	19,796	694		Telekomunikasi Indonesia Persero Tbk PT	6,986,500	6,442
Mirvac Group	5,816,903	7,816		Telenet Group Holding NV	186,672	8,015
Premier Investment Corp	200	756		Telenor ASA	62,337	1,146
Suntec Real Estate Investment Trust	833,000	879		Telstra Corp Ltd	2,714,036	10,007
Unibail-Rodamco SE	47,836	8,951		Tim Participacoes SA ADR	59,421	1,778
Wereldhave NV	11,273	793		Vodacom Group Ltd	420,345	5,845
Westfield Retail Trust	3,084,001	8,703		Vodafone Group PLC	12,421,548	34,382
Yuexiu Real Estate Investment Trust	1,146,000	589		Ziggo NV	255,166	8,025
		$37,043				$203,074

Retail - 3.06%				Textiles - 0.10%
Alimentation Couche Tard Inc	393,500	17,069		Alok Industries Ltd	1,371,789	507
Aoyama Trading Co Ltd	49,500	1,021		Cia Hering	79,600	1,976
Cie Financiere Richemont SA	242,504	15,011		Raymond Ltd	71,548	546
Dollarama Inc	287,100	15,979				$3,029
Dufry AG (a)	7,120	967		Toys, Games & Hobbies - 0.32%
Foschini Group Ltd/The	85,482	1,417		Namco Bandai Holdings Inc	688,600	9,846
Giordano International Ltd	1,076,000	935
Inditex SA	85,786	7,732
Jean Coutu Group PJC Inc/The	49,254	705		Transportation - 1.51%
Tim Hortons Inc	302,800	17,478		Canadian National Railway Co	344,900	29,433
Tsuruha Holdings Inc	15,800	947		Pacific Basin Shipping Ltd	1,027,000	537
UNY Co Ltd	773,500	8,989		Stagecoach Group PLC	227,167	914
Woolworths Holdings Ltd/South Africa	989,414	6,194		Toll Holdings Ltd	937,791	5,684
Xebio Co Ltd	40,800	1,123		West Japan Railway Co	257,400	10,575
		$95,567				$47,143

Semiconductors - 3.32%				Water - 0.97%
ARM Holdings PLC	1,087,315	9,200		Pennon Group PLC	782,779	9,346
ASM International NV	27,183	962		Severn Trent PLC	313,511	8,598
ASML Holding NV	292,422	14,879		United Utilities Group PLC	1,233,767	12,380
Formosa Advanced Technologies Co Ltd	310,000	315				$30,324
Infineon Technologies AG	875,601	8,726		TOTAL COMMON STOCKS		$3,004,023
Samsung Electronics Co Ltd	28,931	35,410
Taiwan Semiconductor Manufacturing Co Ltd	5,729,605	16,935
See accompanying notes				90

Schedule of Investments
Diversified International Fund
April 30, 2012 (unaudited)

				Unrealized Appreciation (Depreciation)
				The net federal income tax unrealized appreciation (depreciation) and federal tax
PREFERRED STOCKS - 2.22%	Shares Held	Value (000	's)	cost of investments held as of the period end were as follows:
Apparel - 0.31%
Hugo Boss AG	87,655	$ 9,789		Unrealized Appreciation	$332,187
				Unrealized Depreciation	(85,386)
				Net Unrealized Appreciation (Depreciation)	$246,801
Automobile Manufacturers - 0.75%				Cost for federal income tax purposes	$2,872,966
Volkswagen AG	122,949	23,306
				All dollar amounts are shown in thousands (000's)
Banks- 0.19%
Itau Unibanco Holding SA	379,800	5,960		Portfolio Summary (unaudited)
				Country	Percent
Consumer Products - 0.35%				United Kingdom	15 .46%
Henkel AG & Co KGaA	148,033	11,016		Japan	14 .98%
				Canada	8.70%
				Germany	7.02%
Electric - 0.07%				Australia	5.55%
Cia Paranaense de Energia	84,800	2,127		Switzerland	5.40%
				France	4.40%
Iron & Steel - 0.46%				Korea, Republic Of	3.66%
Vale SA	656,329	14,203		Netherlands	3.62%
				China	2.99%
				Sweden	2.95%
Telecommunications - 0.09%				Brazil	2.40%
Telefonica Brasil SA	96,170	2,739		Hong Kong	2.19%
				United States	2.08%
TOTAL PREFERRED STOCKS		$69,140		South Africa	1.89%
	Maturity			Taiwan, Province Of China	1.73%
REPURCHASE AGREEMENTS - 1.49%	Amount (000's)	Value (000	's)	Denmark	1.56%
				Singapore	1.36%
Banks- 1.49%				Russian Federation	1.36%
Investment in Joint Trading Account; Credit	$9,859	$9,859		India	1.16%
Suisse Repurchase Agreement; 0.16%				Belgium	0.95%
dated 04/30/12 maturing 05/01/12				New Zealand	0.94%
(collateralized by US Government				Norway	0.93%
Securities; $10,055,869; 0.00% - 11.25%;				Italy	0.90%
dated 02/15/15 - 08/15/39)				Mexico	0.77%
Investment in Joint Trading Account; Deutsche	19,237	19,236		Finland	0.76%
Bank Repurchase Agreement; 0.20% dated				Thailand	0.73%
04/30/12 maturing 05/01/12 (collateralized				Ireland	0.71%
by US Government Securities;				Bermuda	0.63%
$19,621,208; 0.00% - 8.20%; dated				Indonesia	0.51%
05/01/12 - 07/15/37)				Malaysia	0.43%
Investment in Joint Trading Account; JP	7,214	7,214		Spain	0.28%
Morgan Repurchase Agreement; 0.18%				Peru	0.25%
dated 04/30/12 maturing 05/01/12				Colombia	0.20%
(collateralized by US Government				Turkey	0.19%
Securities; $7,357,953; 0.00% - 8.38%;				Luxembourg	0.12%
dated 02/08/13 - 04/23/32)				Egypt	0.06%
Investment in Joint Trading Account; Merrill	10,295	10,295		Poland	0.06%
Lynch Repurchase Agreement; 0.17%				Austria	0.04%
dated 04/30/12 maturing 05/01/12				Other Assets in Excess of Liabilities, Net	0.08%
(collateralized by US Government Security;				TOTAL NET ASSETS	100.00%
$10,500,633; 1.50%; dated 07/31/16)
		$46,604
TOTAL REPURCHASE AGREEMENTS		$46,604
Total Investments		$3,119,767
Other Assets in Excess of Liabilities, Net - 0.08%		$2,475
TOTAL NET ASSETS - 100.00%		$3,122,242

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25,375 or 0.81% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 96.51%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 2.12%				Healthcare - Products - 1.54%
Lockheed Martin Corp	428,566	$38,803		Becton Dickinson and Co	359,097	$28,171
Raytheon Co	961,753	52,069		Medtronic Inc	992,464	37,912
		$90,872				$66,083

Apparel - 1.25%				Insurance - 7.29%
VF Corp	352,920	53,662		ACE Ltd	1,268,391	96,360
				Allianz SE ADR	1,532,793	16,953
				Allstate Corp/The	1,310,992	43,695
Automobile Manufacturers - 0.69%				Chubb Corp/The	627,929	45,883
PACCAR Inc	691,666	29,714		Fidelity National Financial Inc	2,163,292	41,687
				MetLife Inc	1,104,591	39,798
Automobile Parts & Equipment - 1.48%				Validus Holdings Ltd	870,784	28,300
Autoliv Inc	701,220	43,995				$312,676
Johnson Controls Inc	607,921	19,435
		$63,430		Leisure Products & Services - 1.00%
				Carnival Corp	1,315,263	42,733
Banks - 8.62%
Australia & New Zealand Banking Group Ltd ADR	450,831	11,181
				Machinery - Diversified - 1.26%
Banco Santander SA ADR	5,519,936	34,941		Deere & Co	656,731	54,088
Bank of Nova Scotia	852,105	47,258
JP Morgan Chase & Co	2,380,860	102,329		Media - 0.46%
M&T Bank Corp	481,518	41,540		Walt Disney Co/The	461,145	19,880
PNC Financial Services Group Inc	1,076,790	71,413
US Bancorp	1,901,392	61,168		Mining - 0.80%
		$369,830		BHP Billiton Ltd ADR	464,188	34,489
Beverages - 1.21%
Coca-Cola Co/The	249,173	19,017		Miscellaneous Manufacturing - 2.49%
Dr Pepper Snapple Group Inc	810,156	32,876		3M Co	335,893	30,015
		$51,893		Parker Hannifin Corp	619,341	54,310
Chemicals - 1.04%				Siemens AG ADR	240,633	22,348
Air Products & Chemicals Inc	189,945	16,238				$106,673
EI du Pont de Nemours & Co	528,299	28,243		Oil & Gas - 9.34%
		$44,481		Chevron Corp	630,834	67,222
Commercial Services - 0.54%				Diamond Offshore Drilling Inc	132,900	9,110
Automatic Data Processing Inc	419,040	23,307		Encana Corp	1,934,212	40,502
				Exxon Mobil Corp	773,100	66,750
				Marathon Oil Corp	1,257,188	36,886
Distribution & Wholesale - 1.93%				Marathon Petroleum Corp	1,151,810	47,927
Genuine Parts Co	1,278,671	82,832		Penn West Petroleum Ltd	2,031,963	34,828
				Royal Dutch Shell PLC - B shares ADR	582,619	42,741
Diversified Financial Services - 3.12%				Total SA ADR	1,141,306	54,908
BlackRock Inc	339,138	64,972				$400,874
Federated Investors Inc	1,338,578	29,556		Pharmaceuticals - 12.73%
NYSE Euronext	1,523,043	39,218		Abbott Laboratories	1,511,768	93,820
		$133,746		Bristol-Myers Squibb Co	1,725,628	57,584
Electric - 4.07%				GlaxoSmithKline PLC ADR	1,351,538	62,482
NextEra Energy Inc	848,316	54,589		Johnson & Johnson	582,168	37,893
Northeast Utilities	977,671	35,949		Merck & Co Inc	2,237,070	87,783
Wisconsin Energy Corp	930,555	34,282		Novartis AG ADR	841,810	46,443
Xcel Energy Inc	1,833,748	49,621		Pfizer Inc	3,598,367	82,510
		$174,441		Roche Holding AG ADR	1,128,094	51,689
				Teva Pharmaceutical Industries Ltd ADR	565,670	25,874
Electrical Components & Equipment - 1.04%						$546,078
Emerson Electric Co	851,939	44,761
				Pipelines - 2.14%
				Enterprise Products Partners LP	1,126,292	58,049
Electronics - 0.62%				Kinder Morgan Energy Partners LP	407,332	33,581
Honeywell International Inc	437,066	26,513				$91,630

				Publicly Traded Investment Fund - 0.07%
Food - 2.51%				iShares Russell 1000 Value Index Fund	45,601	3,164
General Mills Inc	549,587	21,374
Kellogg Co	330,655	16,721
Kraft Foods Inc	1,494,956	59,604		REITS - 5.68%
Kroger Co/The	427,498	9,948		American Capital Agency Corp	1,165,208	36,401
		$107,647		Annaly Capital Management Inc	4,848,233	79,123
				Digital Realty Trust Inc	1,309,538	98,333
Gas - 1.18%				HCP Inc	315,787	13,090
Sempra Energy	785,594	50,859

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)
Health Care REIT Inc	300,014	$16,999		Unrealized Appreciation (Depreciation)
		$243,946		The net federal income tax unrealized appreciation (depreciation) and federal tax
				cost of investments held as of the period end were as follows:
Retail - 2.02%
Costco Wholesale Corp	213,300	18,807		Unrealized Appreciation	$893,989
McDonald's Corp	609,256	59,372		Unrealized Depreciation	(89,479)
Tiffany & Co	127,175	8,706		Net Unrealized Appreciation (Depreciation)	$804,510
		$86,885		Cost for federal income tax purposes	$3,488,034
Semiconductors - 6.45%
Applied Materials Inc	3,690,298	44,247		All dollar amounts are shown in thousands (000's)
Intel Corp	3,421,380	97,167
Maxim Integrated Products Inc	1,531,371	45,298		Portfolio Summary (unaudited)
Microchip Technology Inc	1,328,932	46,964		Sector	Percent
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,762,002	43,032		Financial	28 .24%
				Consumer, Non-cyclical	18 .53%
		$276,708		Consumer, Cyclical	11 .94%
				Energy	11 .48%
Software - 1.73%				Industrial	10 .56%
Microsoft Corp	2,321,498	74,334		Technology	8.18%
				Utilities	5.25%
Telecommunications - 3.49%				Communications	3.95%
BCE Inc	1,188,027	48,151		Basic Materials	1.84%
CenturyLink Inc	471,518	18,182		Exchange Traded Funds	0.07%
Verizon Communications Inc	802,547	32,407		Liabilities in Excess of Other Assets, Net	(0.04)%
Vodafone Group PLC ADR	1,839,838	51,202		TOTAL NET ASSETS	100.00%
		$149,942

Toys, Games & Hobbies - 3.57%
Hasbro Inc	1,646,911	60,507
Mattel Inc	2,758,532	92,687
		$153,194

Transportation - 3.03%
Norfolk Southern Corp	505,692	36,880
Union Pacific Corp	368,577	41,443
United Parcel Service Inc	659,956	51,569
		$129,892
TOTAL COMMON STOCKS		$4,141,257
	Maturity
REPURCHASE AGREEMENTS - 3.53%	Amount (000's)	Value (000	's)

Banks- 3.53%
Investment in Joint Trading Account; Credit	$32,004	$32,004
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $32,643,970; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	62,447	62,447
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$63,695,551; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	23,418	23,417
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $23,885,832; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	33,420	33,419
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$34,087,789; 1.50%; dated 07/31/16)
		$151,287
TOTAL REPURCHASE AGREEMENTS		$151,287
Total Investments		$4,292,544
Liabilities in Excess of Other Assets, Net - (0.04)%		$(1,575)
TOTAL NET ASSETS - 100.00%		$4,290,969

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 23.23%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 0.08%				Commercial Services - 0.02%
General Dynamics Corp	12,842	$867		Emeco Holdings Ltd	527,237	$568
Lockheed Martin Corp	12,875	1,166

Raytheon Co	20,620	1,116		Computers - 0.11%
		$3,149		Accenture PLC - Class A	10,419	677
Agriculture - 0.13%				Asustek Computer Inc	99,000	994
Altria Group Inc	38,285	1,233		AtoS	16,208	1,044
GrainCorp Ltd	106,067	1,015		Hewlett-Packard Co	58,392	1,446
Lorillard Inc	12,426	1,681				$4,161
Universal Corp/VA	18,036	827		Consumer Products - 0.04%
		$4,756		Kimberly-Clark Corp	20,978	1,646
Apparel - 0.02%
Christian Dior SA	5,861	884		Cosmetics & Personal Care - 0.04%
				Procter & Gamble Co/The	23,431	1,491
Automobile Manufacturers - 0.05%
Daihatsu Motor Co Ltd	24,000	453		Distribution & Wholesale - 0.09%
Nissan Motor Co Ltd	101,400	1,054		ITOCHU Corp	93,300	1,056
Suzuki Motor Corp	19,100	450		Marubeni Corp	163,000	1,132
		$1,957		Sumitomo Corp	90,300	1,283
Automobile Parts & Equipment - 0.02%						$3,471
Toyoda Gosei Co Ltd	25,300	516		Diversified Financial Services - 0.13%
TS Tech Co Ltd	18,900	371		ARA Asset Management Ltd (a)	1,191,400	1,460
		$887		BGC Partners Inc	111,130	775
Banks - 0.85%				Intermediate Capital Group PLC	174,981	729
Australia & New Zealand Banking Group Ltd	82,206	2,036		Macquarie Group Ltd	35,534	1,071
Banco do Brasil SA	45,760	568		TMX Group Inc	20,800	950
Bank of America Corp	57,570	467				$4,985
BOC Hong Kong Holdings Ltd	381,000	1,178		Electric - 3.73%
China Minsheng Banking Corp Ltd	1,027,000	1,063		AES Corp/The (b)	135,000	1,690
Citigroup Inc	66,816	2,208		Ameren Corp	351,142	11,514
DBS Group Holdings Ltd	115,873	1,302		Avista Corp	26,259	694
Deutsche Bank AG	10,101	439		CLP Holdings Ltd	125,500	1,074
Fifth Third Bancorp	83,505	1,188		CMS Energy Corp	48,691	1,119
Goldman Sachs Group Inc/The	3,982	459		CPFL Energia SA ADR	77,000	2,171
HSBC Holdings PLC	351,074	3,169		Datang International Power Generation Co Ltd	2,982,000	1,057
Industrial & Commercial Bank of China	1,274,000	846		DTE Energy Co	192,113	10,831
JP Morgan Chase & Co	61,274	2,634		E.ON AG	53,195	1,204
Mitsubishi UFJ Financial Group Inc	329,900	1,584		Entergy Corp	200,000	13,112
National Australia Bank Ltd	77,272	2,020		FirstEnergy Corp	96,960	4,539
National Bank of Canada	12,100	944		Huaneng Power International Inc	1,202,000	712
PNC Financial Services Group Inc	20,438	1,355		Integrys Energy Group Inc	180,000	9,835
Royal Bank of Canada	16,785	970		ITC Holdings Corp	89,000	6,894
Sumitomo Mitsui Financial Group Inc	53,600	1,715		NextEra Energy Inc	40,000	2,574
Sumitomo Mitsui Trust Holdings Inc	206,000	603		Northeast Utilities	78,720	2,895
Svenska Handelsbanken AB	11,463	371		NorthWestern Corp	30,745	1,092
Toronto-Dominion Bank/The	8,689	734		OGE Energy Corp	80,000	4,317
US Bancorp	30,587	984		Pepco Holdings Inc	39,811	753
Wells Fargo & Co	68,295	2,283		PG&E Corp	175,000	7,732
Westpac Banking Corp	48,586	1,145		Pinnacle West Capital Corp	225,000	10,879
		$32,265		Portland General Electric Co	25,164	650
Beverages - 0.03%				PPL Corp	450,000	12,308
Dr Pepper Snapple Group Inc	27,512	1,116		Progress Energy Inc	35,000	1,863
				RWE AG	30,788	1,324
				SCANA Corp	150,000	6,918
Biotechnology - 0.06%				Southern Co/The	73,000	3,354
Amgen Inc	14,638	1,041		SSE PLC	300,000	6,433
PDL BioPharma Inc	175,413	1,103		TECO Energy Inc	510,000	9,190
		$2,144		Wisconsin Energy Corp	100,000	3,684
Chemicals - 0.10%						$142,412
BASF SE	15,730	1,295		Electrical Components & Equipment - 0.03%
Koninklijke DSM NV	20,677	1,187		Molex Inc	45,430	1,040
PPG Industries Inc	10,707	1,127
Tokuyama Corp	99,000	309
		$3,918		Electronics - 0.06%
				Radiant Opto-Electronics Corp	179,000	747
Coal - 0.02%				Tyco International Ltd	30,209	1,695
Exxaro Resources Ltd	26,841	716				$2,442

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Engineering & Construction - 0.04%				Metal Fabrication & Hardware - 0.03%
Alion Science and Technology Corp -	7,750	$—		Aurubis AG	17,707	$986
Warrants (b),(c),(d)

Vinci SA	29,724	1,379		Mining - 0.06%
		$1,379		Grupo Mexico SAB de CV	243,991	752
Environmental Control - 0.03%				KGHM Polska Miedz SA	15,350	679
Waste Management Inc	33,640	1,151		Umicore SA	16,519	897
						$2,328

Food - 0.09%				Miscellaneous Manufacturing - 0.05%
Casino Guichard Perrachon SA	6,637	652		General Electric Co	101,796	1,993
Kroger Co/The	34,735	808
Metcash Ltd	223,234	919
Woolworths Ltd	34,201	922		Office & Business Equipment - 0.02%
		$3,301		Reunert Ltd	82,632	765

Forest Products & Paper - 0.08%				Oil & Gas - 0.82%
Billerud AB	68,386	662		BP PLC	435,556	3,147
International Paper Co	39,032	1,300		Chevron Corp	31,448	3,351
Mondi PLC	94,032	875		ConocoPhillips	31,306	2,242
		$2,837		Exxon Mobil Corp	59,999	5,180
Gas - 0.67%				Gazprom OAO ADR	123,799	1,429
Just Energy Group Inc	25,000	329		Idemitsu Kosan Co Ltd	7,800	718
National Grid PLC	144,869	1,564		JX Holdings Inc	57,800	326
National Grid PLC ADR	115,000	6,220		Marathon Oil Corp	41,146	1,207
NiSource Inc	572,210	14,105		Pengrowth Energy Corp	8	—
South Jersey Industries Inc	35,000	1,724		Penn West Petroleum Ltd	55,000	943
Vectren Corp	60,000	1,767		PetroChina Co Ltd	380,000	567
		$25,709		Royal Dutch Shell PLC - A Shares	20,922	746
				Royal Dutch Shell PLC - B shares ADR	50,000	3,668
Healthcare - Services - 0.07%				Royal Dutch Shell PLC - B Shares	65,113	2,383
UnitedHealth Group Inc	26,265	1,475		Santos Ltd	58,291	846
WellPoint Inc	14,453	980		Seadrill Ltd	44,500	1,741
		$2,455		Seadrill Ltd	25,516	989
Holding Companies - Diversified - 0.08%				Statoil ASA	36,636	983
Wharf Holdings Ltd	509,437	3,021		Total SA	10,430	501
				Total SA ADR	7,500	361
						$31,328
Insurance - 0.29%
ACE Ltd	8,958	681		Pharmaceuticals - 0.49%
Allianz SE	11,140	1,243		Abbott Laboratories	40,569	2,518
Allstate Corp/The	31,716	1,057		Bristol-Myers Squibb Co	22,299	744
Legal & General Group PLC	562,203	1,073		Daiichi Sankyo Co Ltd	57,100	981
Maiden Holdings Ltd	43,607	362		Eli Lilly & Co	47,682	1,973
MetLife Inc	19,412	699		GlaxoSmithKline PLC	80,310	1,855
Protective Life Corp	29,960	877		Johnson & Johnson	13,444	875
Prudential PLC	112,615	1,380		Merck & Co Inc	38,099	1,495
SCOR SE	40,488	1,070		Novartis AG	49,148	2,714
Sul America SA	70,503	579		Pfizer Inc	152,156	3,489
Swiss Life Holding AG (b)	6,197	634		Sanofi	26,475	2,022
Zurich Insurance Group AG (b)	5,686	1,393				$18,666
		$11,048		Pipelines - 6.94%
				Buckeye Partners LP (c)	219,625	12,398
Internet - 0.01%
United Online Inc	109,240	518		Chesapeake Midstream Partners LP	283,000	8,116
				Copano Energy LLC (c)	191,700	6,851
				DCP Midstream Partners LP	25,900	1,186
Investment Companies - 0.04%				Enbridge Energy Partners LP	306,200	9,462
BlackRock Kelso Capital Corp	36,925	356		Energy Transfer Partners LP	472,210	23,436
Investor AB	26,368	526		Enterprise Products Partners LP	572,735	29,519
PennantPark Investment Corp	68,341	714		Holly Energy Partners LP (c)	87,000	5,233
		$1,596		Kinder Morgan Energy Partners LP	227,600	18,763
Leisure Time - 0.00%				Kinder Morgan Inc/Delaware	54,900	1,971
				Magellan Midstream Partners LP (c)	271,645	19,238
Travelport LLC (b),(d)	165,331	—
				MarkWest Energy Partners LP	181,743	10,932
				NuStar Energy LP	80,600	4,432
Media - 0.18%				Oiltanking Partners LP (c)	40,100	1,174
Comcast Corp - Class A	200,000	6,066		ONEOK Inc	65,000	5,583
Viacom Inc	18,722	869		ONEOK Partners LP	209,900	11,704
		$6,935		Plains All American Pipeline LP	268,895	22,031
				Regency Energy Partners LP	529,662	13,337
				Sunoco Logistics Partners LP	255,800	10,409

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pipelines (continued)				REITS (continued)
Targa Resources Partners LP	205,905	$8,860		Hospitality Properties Trust	122,380	$3,375
Tesoro Logistics LP	37,600	1,329		ICADE	25,300	2,134
TransCanada Corp	75,000	3,299		Japan Retail Fund Investment Corp	1,420	2,264
Western Gas Partners LP (c)	164,763	7,704		Land Securities Group PLC	226,593	2,676
Williams Cos Inc/The	180,000	6,125		Liberty Property Trust	41,200	1,502
Williams Partners LP (c)	376,235	21,611		Link REIT/The	670,000	2,787
		$264,703		Lippo Malls Indonesia Retail Trust	1,713,372	567
				LTC Properties Inc	30,200	1,005
Publicly Traded Investment Fund - 0.02%				Mirvac Group	1,458,200	1,959
John Hancock Preferred Income Fund III	37,571	720		Mori Trust Sogo Reit Inc	140	1,238
				National Retail Properties Inc	36,438	998
Real Estate - 0.71%				Northern Property Real Estate Investment Trust	58,900	1,957
Atrium European Real Estate Ltd	230,000	1,121
Castellum AB	86,200	1,091		Pennsylvania Real Estate Investment Trust	66,000	930
Citycon OYJ	180,000	596		Primary Health Properties PLC	187,000	1,014
Fabege AB	60,900	514		PS Business Parks Inc	23,700	1,618
FKP Property Group	1,756,524	923		Public Storage	36,127	5,176
GSW Immobilien AG (b)	26,302	875		Ramco-Gershenson Properties Trust	247,597	2,981
GSW Immobilien AG - Rights (b)	26,302	26		Retail Properties of America Inc	170,487	1,543
Henderson Land Development Co Ltd	112,000	636		RioCan Real Estate Investment Trust	38,800	1,066
Hongkong Land Holdings Ltd	322,000	1,994		Saul Centers Inc	27,000	1,080
Hyprop Investments Ltd	266,497	1,971		Simon Property Group Inc	76,147	11,849
Mitsubishi Estate Co Ltd	245,200	4,335		SL Green Realty Corp	33,900	2,795
Mitsui Fudosan Co Ltd	219,400	4,019		Societe de la Tour Eiffel	13,000	677
Renhe Commercial Holdings Co Ltd	17,755,400	1,023		Suntec Real Estate Investment Trust	1,787,000	1,886
Soho China Ltd	2,300,000	1,783		Two Harbors Investment Corp	82,725	865
Sponda OYJ	160,341	644		Unibail-Rodamco SE	21,620	4,046
Sun Hung Kai Properties Ltd	384,400	4,604		United Urban Investment Corp	2,946	3,471
Supalai PCL	1,630,000	868		Ventas Inc	31,369	1,844
		$27,023		Wereldhave NV	12,000	844
				Westfield Group	666,579	6,373
REITS - 4.10%				Westfield Retail Trust	1,196,000	3,375
Advance Residence Investment Corp	600	1,160				$156,217
American Assets Trust Inc	52,500	1,234
Annaly Capital Management Inc	143,600	2,344		Retail - 0.13%
Ashford Hospitality Trust Inc	217,800	1,860		Foot Locker Inc	32,102	982
Astro Japan Property Group	893,922	2,471		Hot Topic Inc	108,301	1,062
AvalonBay Communities Inc	29,200	4,246		Macy's Inc	43,694	1,792
Boardwalk Real Estate Investment Trust	21,000	1,250		Walgreen Co	36,487	1,279
Boston Properties Inc	49,977	5,410				$5,115
Brandywine Realty Trust	78,000	925
BRE Properties Inc	38,867	2,041		Savings & Loans - 0.02%
Cambridge Industrial Trust	2,676,875	1,168		People's United Financial Inc	66,789	824
Camden Property Trust	75,039	5,078
Campus Crest Communities Inc	73,000	850		Semiconductors - 0.12%
Canadian Real Estate Investment Trust	38,600	1,512		ASML Holding NV	18,701	952
CapLease Inc	166,806	692		Intel Corp	84,623	2,403
Capstead Mortgage Corp	60,864	836		Taiwan Semiconductor Manufacturing Co Ltd	455,000	1,345
Champion REIT	3,371,500	1,469				$4,700
Charter Hall Retail REIT	459,500	1,580
Colonial Properties Trust	71,600	1,602		Storage & Warehousing - 0.01%
Cominar Real Estate Investment Trust	46,500	1,134		Safestore Holdings PLC	265,258	482
Corio NV	13,000	582
CubeSmart	171,200	2,150		Telecommunications - 2.22%
CYS Investments Inc	279,383	3,836		Advanced Info Service PCL (d)	193,500	1,151
DCT Industrial Trust Inc	243,000	1,441		AT&T Inc	564,365	18,574
Dundee Real Estate Investment Trust	50,700	1,893		BCE Inc	250,000	10,133
Entertainment Properties Trust	41,479	1,991		BT Group PLC	2,997	10
Equity One Inc	146,952	3,054		CenturyLink Inc	361,961	13,957
Equity Residential	124,494	7,649		China Mobile Ltd	184,500	2,041
Essex Property Trust Inc	19,035	3,007		Cleveland Unlimited Inc - Warrants (b),(d)	2,756	125
Eurocommercial Properties NV	46,326	1,625		Frontier Communications Corp	600,000	2,424
Fortune Real Estate Investment Trust	1,087,000	584		Mobile Telesystems OJSC ADR	37,446	732
Frasers Commercial Trust	1,975,000	1,467		Rogers Communications - Class B (b)	24,439	912
Glimcher Realty Trust	242,500	2,398		SmarTone Telecommunications Holdings Ltd	10,299	19
Great Portland Estates PLC	166,548	974		Telecom Corp of New Zealand Ltd	432,419	930
Hammerson PLC	287,700	1,950		Telecom Corp of New Zealand Ltd ADR	400,000	4,312
Hatteras Financial Corp	25,872	754		Telefonica Brasil SA ADR	250,000	7,118
HCP Inc	68,454	2,837		Telstra Corp Ltd	408,856	1,507
Hersha Hospitality Trust	314,044	1,806		Verizon Communications Inc	209,930	8,477
Highwoods Properties Inc	42,100	1,462		Vodacom Group Ltd	78,327	1,089

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value (000	's)	PREFERRED STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)					Diversified Financial Services (continued)
Vodafone Group PLC	450,836		$1,248		Citigroup Capital XII	137,225	$3,532
Vodafone Group PLC ADR	195,000		5,427		Citigroup Capital XIII	107,900	2,873
Windstream Corp	400,000		4,496		Citigroup Capital XIV	3,711	92
			$84,682		Citigroup Capital XV	5,005	124
					Citigroup Capital XVI	50,389	1,240
Transportation - 0.17%					Corporate-Backed Trust Certificates 6.00%;	5,530	131
Deutsche Post AG	77,000		1,438		Series GS
Nippon Yusen KK	121,000		358		Credit Suisse AG/Guernsey	19,924	523
Pacific Basin Shipping Ltd	1,875,000		981		Goodman PLUS Trust	32,600	3,100
Union Pacific Corp	33,500		3,767		JP Morgan Chase Capital XXIX	6,420	167
			$6,544		MBNA Capital D	2,816	71
Water- 0.13%					Merrill Lynch Capital Trust II	33,600	795
American Water Works Co Inc	80,000		2,739		Morgan Stanley Capital Trust III	31,100	760
Aqua America Inc	42,000		954		Morgan Stanley Capital Trust IV	24,891	609
United Utilities Group PLC	109,857		1,102		Morgan Stanley Capital Trust VII	12,879	316
			$4,795		Morgan Stanley Capital Trust VIII	2,800	69
TOTAL COMMON STOCKS			$885,829		National City Capital Trust IV	26,800	684
					PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000	74
CONVERTIBLE PREFERRED STOCKS -0.18%	Shares Held	Value	(000	's)	PreferredPlus TR-CCR1 8.05%; Series CCR1	4,484	115
							$26,639
Banks- 0.09%
Bank of America Corp	800		779		Electric - 0.04%
Wells Fargo & Co	2,310		2,587		DTE Energy Co	12,629	350
			$3,366		Entergy Arkansas Inc	3,202	86
					Entergy Louisiana LLC	11,790	321
REITS- 0.09%					Entergy Texas Inc	6,057	172
Digital Realty Trust Inc	81,000		3,680		SCANA Corp	21,940	615
							$1,544
TOTAL CONVERTIBLE PREFERRED STOCKS			$7,046
PREFERRED STOCKS - 8.36%	Shares Held	Value	(000	's)	Insurance - 1.51%
					AAG Holding Co Inc 7.25%	15,594	393
Automobile Manufacturers - 0.04%					AAG Holding Co Inc 7.50%	80,943	2,060
Bayerische Motoren Werke AG	10,333		643		Aegon NV 6.375%	330,561	7,801
Volkswagen AG	3,914		742		Aegon NV 6.50%	16,500	387
			$1,385		Aegon NV 6.875%	3,600	87
					Allianz SE	502,177	13,261
Banks- 2.72%					American Financial Group Inc/OH 7.00%	40,276	1,047
Bank of America Corp 6.63%; Series I	180,750		4,502		Arch Capital Group Ltd 7.88%	9,712	242
Bank of America Corp 8.63%; Series MER	63,200		1,628		Aspen Insurance Holdings Ltd (b)	173,500	4,331
Barclays Bank PLC 7.75%	68,100		1,709		Axis Capital Holdings Ltd	208,500	5,411
Barclays Bank PLC 8.13%	252,100		6,439		Berkley W R Capital Trust	8,606	216
BB&T Capital Trust VII	51,338		1,323		Delphi Financial Group Inc 7.38%	57,384	1,418
COBANK ACB 11.00%; Series C (a)	10,000		533
					Everest Re Capital Trust II	32,378	805
COBANK ACB 11.00%; Series D	8,400		459		Hartford Financial Services Group Inc (b)	75,000	1,976
COBANK ACB 7.00% (a)	311,500		15,322
					ING Groep NV 6.13%	146,000	3,081
Countrywide Financial Corp	22,600		537		ING Groep NV 7.05%	122,664	2,856
Deutsche Bank Contingent Capital Trust II	40,779		993		ING Groep NV 7.20%	67,242	1,581
Deutsche Bank Contingent Capital Trust III	117,535		3,023		ING Groep NV 7.38%	26,115	625
Deutsche Bank Contingent Capital Trust V	38,900		1,022		ING Groep NV 8.50%	80,400	2,039
Fifth Third Capital Trust V	76,912		1,959		PartnerRe Ltd 6.75%	2,712	69
Fifth Third Capital Trust VI	16,591		423		PartnerRe Ltd 7.25%	149,783	3,975
HSBC Holdings PLC 6.20%	18,185		456		PLC Capital Trust III	55,196	1,407
HSBC Holdings PLC 8.00%	900,946		24,740		PLC Capital Trust IV	1,937	49
KeyCorp Capital X	222,430		5,681		PLC Capital Trust V	3,466	87
M&T Capital Trust IV	9,200		241		Protective Life Corp	3,620	91
PNC Financial Services Group Inc (b)	250,000		6,325
					RenaissanceRe Holdings Ltd - Series C	14,600	366
Royal Bank of Scotland Group PLC 5.75%;	383,508		7,248		RenaissanceRe Holdings Ltd - Series D	23,422	589
Series L					XLIT Ltd	2,000	1,403
Santander Finance Preferred SAU	10,000		262				$57,653
US Bancorp (b)	702,900		18,135
VNB Capital Trust I	34,111		881		Investment Companies - 0.10%
			$103,841		Australand Assets Trust	40,600	3,909

Beverages - 0.04%
Cia de Bebidas das Americas	37,700		1,579		Oil & Gas - 0.00%
Cia de Bebidas das Americas - Rights (b),(c),(d)	91		1		Nexen Inc	2,748	70
			$1,580

Diversified Financial Services - 0.70%					REITS - 1.97%
Ameriprise Financial Inc	46,360		1,326		CommonWealth REIT 7.50%	117,793	2,580
Citigroup Capital VIII	24,564		611		CommonWealth REIT - Series C	37,852	941
Citigroup Capital XI	389,064		9,427		CommonWealth REIT - Series E	324,169	8,172
					DDR Corp - Series H	16,600	416

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000	's)		Principal
REITS (continued)				BONDS (continued)	Amount (000's)	Value (000's)
DDR Corp - Series I	4,000	$100		Aerospace & Defense (continued)
Digital Realty Trust Inc (b)	17,000	432		Sequa Corp (continued)
Digital Realty Trust Inc	82,100	2,175		11.75%, 12/01/2015(a)	$4,000	$4,245
Duke Realty Corp 6.60%	106,620	2,681				$14,845
Duke Realty Corp 6.63%	3,115	78
Duke Realty Corp 8.38%	7,000	184		Agriculture - 0.05%
Equity Residential	20,702	1,351		MHP SA
Harris Preferred Capital Corp	15,600	395		10.25%, 04/29/2015	500	488
Health Care REIT Inc	57,650	1,489		Mriya Agro Holding PLC
				10.95%, 03/30/2016(a)	500	454
Hospitality Properties Trust	96,600	2,434
Kimco Realty Corp 6.00%	64,000	1,602		Vector Group Ltd
Kimco Realty Corp 6.65%	2,445	62		11.00%, 08/15/2015	750	786
Kimco Realty Corp 6.90%	215,803	5,820				$1,728
Kimco Realty Corp 7.75%	196,966	5,013		Airlines - 0.36%
National Retail Properties Inc	81,700	2,081
Prologis Inc - Series O	98,179	2,473		American Airlines 2011-2 Class A Pass Through Trust
Prologis Inc - Series Q	114,534	6,383		8.63%, 10/15/2021(d)	4,367	4,607
Prologis Inc - Series S	6,606	164
PS Business Parks Inc - Series H	6,334	160		Continental Airlines 2007-1 Class C Pass Through Trust
PS Business Parks Inc - Series I	9,844	249		7.34%, 04/19/2014	2,138	2,127
PS Business Parks Inc - Series P	115,625	2,923
PS Business Parks Inc - Series R	170,571	4,501		Delta Air Lines 2011-1 Class B Pass Through Trust
Public Storage Inc 5.90%	1,204	31		7.13%, 10/15/2014(a)	5,000	4,888
Public Storage Inc 6.45%; Series F	4,200	107		Global Aviation Holdings Inc
Public Storage Inc 6.60%; Series C	20,897	532		0.00%, 08/15/2013(b)	6,545	2,094
Public Storage Inc 6.88%	4,331	119				$13,716
Realty Income Corp - Series F	43,093	1,140
Suntrust Real Estate Investment Corp (a),(d)	30	3,117		Apparel - 0.08%
Vornado Realty LP	163,022	4,534		Levi Strauss & Co
Vornado Realty Trust - Series E	1,900	49		6.88%, 05/01/2022(a),(e)	3,125	3,195
Vornado Realty Trust - Series F	32,511	822
Vornado Realty Trust - Series H	63,400	1,595		Automobile Parts & Equipment - 0.25%
Vornado Realty Trust - Series J	218,640	5,927		Goodyear Tire & Rubber Co/The
Wachovia Corp 7.25%	79,500	2,108		7.00%, 05/15/2022	2,500	2,481
Weingarten Realty Investors 6.50%	6,000	152		Stanadyne Corp
Weingarten Realty Investors 6.75%	1,600	40		10.00%, 08/15/2014	4,475	3,748
		$75,132		Stanadyne Holdings Inc
				12.00%, 02/15/2015(f)	4,245	3,269
Savings & Loans - 0.13%
First Niagara Financial Group Inc	172,800	4,897				$9,498
				Banks - 4.69%
Sovereign - 0.27%				Abbey National Capital Trust I
Farm Credit Bank/Texas	8,500	10,094		8.96%, 12/31/2049	2,300	2,300
				ABN Amro North American Holding Preferred
				Capital Repackage Trust I
Telecommunications - 0.84%				6.52%, 12/29/2049(a),(f)	4,630	4,098
Centaur Funding Corp (a),(b)	5,000	2,895
				Akbank TAS
Qwest Corp(b)	146,100	3,714		6.50%, 03/09/2018(a)	615	630
Qwest Corp 7.38%	191,571	5,002
Qwest Corp 7.50%	221,900	5,829		Alfa Bank OJSC Via Alfa Bond Issuance PLC
Telephone & Data Systems Inc 6.88%	59,903	1,616		7.88%, 09/25/2017	965	993
Telephone & Data Systems Inc 7.00%	482,968	13,069		Banco Bradesco SA/Cayman Islands
		$32,125		4.10%, 03/23/2015	200	207
TOTAL PREFERRED STOCKS		$318,869		4.50%, 01/12/2017(a)	200	208
	Principal			Banco Cruzeiro do Sul SA/Brazil
BONDS- 59.72%	Amount (000's)	Value (000	's)	8.88%, 09/22/2020	500	350
Advertising - 0.32%				Banco de Credito del Peru/Panama
				4.75%, 03/16/2016(a)	310	319
MDC Partners Inc				5.38%, 09/16/2020(a)	500	511
11.00%, 11/01/2016	$7,790	$8,472
				Banco do Brasil SA/Cayman
Sitel LLC / Sitel Finance Corp				5.38%, 01/15/2021(a)	200	206
11.00%, 08/01/2017(a)	3,795	3,719
		$12,191		5.38%, 01/15/2021	200	206
				BanColombia SA
Aerospace & Defense - 0.39%				5.95%, 06/03/2021	300	319
Kratos Defense & Security Solutions Inc				BankAmerica Institutional Capital A
10.00%, 06/01/2017	7,125	7,659		8.07%, 12/31/2026(a)	3,086	3,109
Penerbangan Malaysia Bhd				BankAmerica Institutional Capital B
5.63%, 03/15/2016	2,148	2,410		7.70%, 12/31/2026(a)	2,700	2,713
Sequa Corp				Barclays Bank PLC
13.50%, 12/01/2015(a)	500	531		6.28%, 12/31/2049	300	238
				6.86%, 09/29/2049(a),(f)	3,230	2,907

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)				Banks (continued)
Barclays Bank PLC (continued)				NB Capital Trust II
7.43%, 12/31/2049(a),(f)	$7,750		$ 7,750	7.83%, 12/15/2026	$1,150	$1,156
BB&T Capital Trust II				NB Capital Trust IV
6.75%, 06/07/2036	1,940	1,966		8.25%, 04/15/2027	2,495	2,520
BB&T Capital Trust IV				Nordea Bank AB
6.82%, 06/12/2057(f)	3,300	3,333		8.38%, 09/25/2049	3,300	3,478
BBVA Bancomer SA/Texas				North Fork Capital Trust II
4.50%, 03/10/2016(a)	729	729		8.00%, 12/15/2027	1,000	1,011
BBVA International Preferred SAU				PNC Financial Services Group Inc
5.92%, 12/30/2049(f)	7,500	5,447		6.75%, 08/01/2049(f)	1,500	1,572
BNP Paribas SA				PNC Preferred Funding Trust I
5.19%, 06/29/2049(a),(f)	1,305	1,077		2.12%, 12/31/2049(a),(f)	1,000	770
BPCE SA				Royal Bank of Scotland Group PLC
12.50%, 08/29/2049(a),(c)	4,850	5,091		7.65%, 08/29/2049(f)	3,700	3,039
Capital One Capital V				Russian Agricultural Bank OJSC Via RSHB
10.25%, 08/15/2039	1,000	1,042		Capital SA
Capital One Capital VI				6.00%, 06/03/2021(a)	1,300	1,279
8.88%, 05/15/2040	7,540	7,710		6.30%, 05/15/2017	2,105	2,231
Claudius Ltd for Credit Suisse				Santander Finance Preferred SAU
7.88%, 06/29/2049	16,960	17,130		10.50%, 12/31/2049(f)	5,035	5,135
8.25%, 06/29/2049	1,000	1,025		Sberbank of Russia Via SB Capital SA
Cooperatieve Centrale Raiffeisen-				6.13%, 02/07/2022(a)	500	516
Boerenleenbank BA/Netherlands				Societe Generale SA
11.00%, 12/29/2049(a),(f)	2,800	3,556		1.22%, 12/29/2049(a),(f)	1,000	646
Countrywide Capital III				5.92%, 04/29/2049(a),(f)	4,700	3,512
8.05%, 06/15/2027	300	300		8.75%, 10/29/2049	11,770	10,652
Credit Agricole SA				Standard Chartered PLC
8.38%, 10/13/2049(a),(f)	3,000	2,640		7.01%, 07/29/2049(a)	100	96
Credit Suisse Group Guernsey I Ltd				Susquehanna Capital II
7.88%, 02/24/2041(f)	4,000	3,950		11.00%, 03/23/2040	750	800
Deutsche Bank Capital Funding Trust I				Ukreximbank Via Biz Finance PLC
3.44%, 12/29/2049(a),(f)	4,000	2,680		8.38%, 04/27/2015	5,929	5,529
Deutsche Bank Capital Funding Trust VII						$178,800
5.63%, 01/29/2049(a),(f)	3,639	2,984
Development Bank of Kazakhstan JSC				Beverages - 0.17%
5.50%, 12/20/2015	430	459		Beverages & More Inc
				9.63%, 10/01/2014(a)	6,000	6,337
Dresdner Funding Trust I
8.15%, 06/30/2031(a)	12,900	10,384
Export-Import Bank of Korea				Building Materials - 0.36%
4.38%, 09/15/2021	5,454	5,555		Building Materials Corp of America
FCB/NC Capital Trust I				6.75%, 05/01/2021(a)	2,350	2,447
8.05%, 03/01/2028	1,000	1,005		Cemex SAB de CV
First Hawaiian Capital I				5.47%, 09/30/2015(a),(f)	200	179
8.34%, 07/01/2027	1,000	995		9.00%, 01/11/2018(a)	2,455	2,295
Fleet Capital Trust II				China Liansu Group Holdings Ltd
7.92%, 12/11/2026	1,500	1,508		7.88%, 05/13/2016(a)	200	190
Fuerstenberg Capital International S.A.R.L &				Griffon Corp
Cie SECS				7.13%, 04/01/2018	1,745	1,821
10.25%, 10/29/2049(f)	4,000	3,422		Interline Brands Inc
HBOS Capital Funding No2 LP				7.00%, 11/15/2018	1,000	1,059
6.07%, 06/29/2049(a),(f)	4,050	2,693		Masco Corp
HSBC USA Capital Trust I				5.95%, 03/15/2022	4,475	4,553
7.81%, 12/15/2026(a)	300	301		Urbi Desarrollos Urbanos SAB de CV
ICICI Bank Ltd/Bahrain				9.75%, 02/03/2022(a)	1,000	1,040
5.50%, 03/25/2015	500	518		West China Cement Ltd
Itau Unibanco Holding SA/Cayman Island				7.50%, 01/25/2016	200	169
6.20%, 12/21/2021(a)	500	522				$13,753
JP Morgan Chase & Co
7.90%, 04/29/2049(f)	600	657		Chemicals - 0.07%
KeyCorp Capital III				Braskem America Finance Co
				7.13%, 07/22/2041(a)	200	201
7.75%, 07/15/2029	395	426
LBG Capital No.1 PLC				Braskem Finance Ltd
7.88%, 11/01/2020(a)	7,400	6,458		7.38%, 10/04/2015(a)	100	100
8.00%, 12/29/2049(a),(f)	7,295	6,055		Nexeo Solutions LLC / Nexeo Solutions
National Australia Bank/New York				Finance Corp
				8.38%, 03/01/2018(a)	2,290	2,199
8.00%, 09/29/2049	800	859
Natixis						$2,500
9.00%, 04/29/2049	3,312	2,881
10.00%, 04/29/2049(a),(f)	2,648	2,436

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Coal - 0.12%				Consumer Products (continued)
Adaro Indonesia PT				Scotts Miracle-Gro Co/The
7.63%, 10/22/2019	$400	$435		6.63%, 12/15/2020	$2,000	$2,120
Berau Capital Resources Pte Ltd				Spectrum Brands Inc
12.50%, 07/08/2015(a)	440	492		9.50%, 06/15/2018	3,000	3,398
Berau Coal Energy Tbk PT				YCC Holdings LLC / Yankee Finance Inc
7.25%, 03/13/2017(a)	400	399		10.25%, PIK 11.00%, 02/15/2016(g)	8,375	8,563
Bumi Investment Pte Ltd						$76,308
10.75%, 10/06/2017	1,065	1,145
Consol Energy Inc				Distribution & Wholesale - 0.60%
8.25%, 04/01/2020	1,000	1,050		Baker & Taylor Inc
				11.50%, 07/01/2013(a)	5,375	3,185
Mongolian Mining Corp
8.88%, 03/29/2017(a)	1,000	1,000		HD Supply Inc
				8.13%, 04/15/2019(a)	3,275	3,516
		$4,521		11.00%, 04/15/2020(a)	6,600	7,078
Commercial Services - 2.05%				INTCOMEX Inc
Catalent Pharma Solutions Inc				13.25%, 12/15/2014	8,785	8,939
9.50%, 04/15/2015	8,485	8,739		VWR Funding Inc
DP World Ltd				10.25%, 07/15/2015	264	274
6.85%, 07/02/2037	500	480				$22,992
DynCorp International Inc
10.38%, 07/01/2017	11,233	9,632		Diversified Financial Services - 3.47%
Emergency Medical Services Corp				Ageas Hybrid Financing SA
8.13%, 06/01/2019	9,479	9,716		8.25%, 02/28/2049	8,064	6,451
Knowledge Universe Education LLC				Blackstone Holdings Finance Co LLC
				5.88%, 03/15/2021(a)	1,000	1,047
7.75%, 02/01/2015(a)	8,175	6,642
Laureate Education Inc				BM&FBovespa SA
11.00%, 08/15/2015(a),(f)	2,800	2,905		5.50%, 07/16/2020	400	430
Pharmaceutical Product Development Inc				Capital One Capital III
9.50%, 12/01/2019(a)	6,345	6,948		7.69%, 08/15/2036	3,050	3,077
Rural Metro Corp				Charles Schwab Corp/The
				7.00%, 02/01/2049(f)	1,700	1,816
10.13%, 07/15/2019(a)	4,035	3,833
10.13%, 07/15/2019(a)	5,750	5,463		China Overseas Finance Cayman IV Ltd
Seminole Indian Tribe of Florida				4.88%, 02/15/2017	200	203
7.75%, 10/01/2017(a)	2,800	3,045		CNH Capital LLC
				6.25%, 11/01/2016(a)	750	800
ServiceMaster Co/TN
7.10%, 03/01/2018	5,000	4,694		Credit Acceptance Corp
7.45%, 08/15/2027	2,400	1,998		9.13%, 02/01/2017	5,850	6,362
8.00%, 02/15/2020(a)	3,650	3,905		E*Trade Financial Corp
TransUnion Holding Co Inc				7.88%, 12/01/2015	7,810	7,976
9.63%, PIK 10.38%, 06/15/2018(a),(g)	8,250	8,848		Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(a),(f)	11,300	8,616
UR Financing Escrow Corp
5.75%, 07/15/2018(a)	1,250	1,291		Goldman Sachs Capital I
		$78,139		6.35%, 02/15/2034	5,300	4,943
				GT 2005 Bonds BV
Computers - 0.99%				6.00%, 07/21/2014(f)	827	806
Compucom Systems Inc				Icahn Enterprises LP / Icahn Enterprises
12.50%, 10/01/2015(a)	11,020	11,598		Finance Corp
iGate Corp				7.75%, 01/15/2016	8,930	9,399
9.00%, 05/01/2016	10,990	11,924		8.00%, 01/15/2018	6,625	7,080
Stratus Technologies Bermuda Ltd / Stratus				Jefferies Group Inc
Technologies Inc				8.50%, 07/15/2019	2,500	2,763
12.00%, 03/29/2015	9,610	8,361		Macquarie PMI LLC
Stream Global Services Inc				8.38%, 12/02/2049	3,350	3,311
11.25%, 10/01/2014	5,658	5,955		Majapahit Holding BV
		$37,838		7.75%, 01/20/2020(a)	1,730	2,050
				7.88%, 06/29/2037	1,375	1,696
Consumer Products - 2.00%				Man Group PLC
American Achievement Corp				5.00%, 08/09/2017	1,850	1,577
10.88%, 04/15/2016(a)	10,915	8,009
				11.00%, 05/29/2049	3,857	3,915
Armored Autogroup Inc				MBNA Capital A
9.25%, 11/01/2018(a)	13,985	11,712
				8.28%, 12/01/2026	2,175	2,197
Central Garden and Pet Co				Metalloinvest Finance Ltd
8.25%, 03/01/2018	10,250	10,570		6.50%, 07/21/2016(a)	750	746
8.25%, 03/01/2018(a)	8,400	8,663
				Neuberger Berman Group LLC/Neuberger
Prestige Brands Inc				Berman Finance Corp
8.25%, 04/01/2018	1,500	1,643		5.88%, 03/15/2022(a)	3,000	3,053
Reynolds Group Issuer Inc / Reynolds Group				Nuveen Investments Inc
Issuer LLC / Reynolds Group Issuer				10.50%, 11/15/2015	11,900	12,287
(Luxembourg) S.A.				Old Mutual Capital Funding LP
6.88%, 02/15/2021(a)	21,000	21,630
				8.00%, 05/29/2049	12,730	12,698

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)				Entertainment (continued)
Power Sector Assets & Liabilities				Chukchansi Economic Development
Management Corp				Authority
7.25%, 05/27/2019	$804	$989		0.00%, 11/15/2012(a),(b),(f)	$4,020	$2,925
7.39%, 12/02/2024(a)	327	414		Diamond Resorts Corp
QHP Royalty Sub LLC				12.00%, 08/15/2018	9,650	10,338
10.25%, 03/15/2015(a),(c)	464	466		Lions Gate Entertainment Inc
Schahin II Finance Co SPV Ltd				10.25%, 11/01/2016(a)	11,495	12,644
5.88%, 09/25/2022(a)	500	500		NAI Entertainment Holdings LLC
Swiss Re Capital I LP				8.25%, 12/15/2017(a)	3,700	4,079
6.85%, 05/29/2049(a),(f)	11,500	10,576		Regal Entertainment Group
ZFS Finance USA Trust II				9.13%, 08/15/2018	1,010	1,119
6.45%, 12/15/2065(a),(f)	8,900	8,722		Snoqualmie Entertainment Authority
ZFS Finance USA Trust V				4.53%, 02/01/2014(a),(f)	7,805	7,434
6.50%, 05/09/2037(a)	5,432	5,296		9.13%, 02/01/2015(a)	5,085	5,149
		$132,262		Speedway Motorsports Inc
				6.75%, 02/01/2019	1,100	1,149
Electric - 0.78%				Vail Resorts Inc
Abu Dhabi National Energy Co				6.50%, 05/01/2019	3,000	3,165
4.13%, 03/13/2017	200	206		WMG Acquisition Corp
6.25%, 09/16/2019	200	223		11.50%, 10/01/2018	6,460	7,041
AES Corp/The						$58,631
7.38%, 07/01/2021(a)	9,864	10,974
Centrais Eletricas Brasileiras SA				Environmental Control - 0.06%
5.75%, 10/27/2021(a)	300	326		Darling International Inc
Dominion Resources Inc/VA				8.50%, 12/15/2018	2,000	2,243
2.77%, 09/30/2049(f)	6,000	5,365
7.50%, 06/30/2066	700	745
Integrys Energy Group Inc				Food - 1.03%
6.11%, 12/01/2066(f)	6,400	6,424		BI-LO LLC / BI-LO Finance Corp
				9.25%, 02/15/2019(a)	11,175	12,055
Korea Hydro & Nuclear Power Co Ltd
4.75%, 07/13/2021	500	530		Bumble Bee Acquisition Corp	2,073	2,109
Listrindo Capital BV				9.00%, 12/15/2017(a)
6.95%, 02/21/2019(a)	400	416		Bumble Bee Holdco SCA
				9.63%, PIK 10.38%, 03/15/2018(a),(g)	14,220	12,976
NextEra Energy Capital Holdings Inc
7.30%, 09/01/2067(f)	200	214		Cencosud SA
				5.50%, 01/20/2021(a)	500	528
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(a)	1,400	1,446		Grupo Bimbo SAB de CV
				4.50%, 01/25/2022(a)	400	415
PPL Capital Funding Inc
6.70%, 03/30/2067(f)	3,050	3,020		Minerva Luxembourg SA
				12.25%, 02/10/2022(a)	300	320
		$29,889		Minerva Overseas II Ltd
Electrical Components & Equipment - 0.20%				10.88%, 11/15/2019(a)	900	927
Coleman Cable Inc				Pinnacle Foods Finance LLC / Pinnacle Foods
9.00%, 02/15/2018	7,295	7,696		Finance Corp
				8.25%, 09/01/2017	2,125	2,300
				US FoodService
Electronics - 0.03%				8.50%, 06/30/2019(a)	7,510	7,698
Stoneridge Inc						$39,328
9.50%, 10/15/2017(a)	1,105	1,166
				Forest Products & Paper - 0.05%
				Clearwater Paper Corp
Energy - Alternate Sources - 0.02%				7.13%, 11/01/2018	1,100	1,172
Kazatomprom Natsionalnaya Atomnaya
Kompaniya AO				Verso Paper Holdings LLC / Verso Paper Inc
6.25%, 05/20/2015	550	593		8.75%, 02/01/2019	1,500	735
						$1,907

Engineering & Construction - 0.30%				Gas - 0.05%
Alion Science and Technology Corp				ENN Energy Holdings Ltd
12.00%, PIK 2.00%, 11/01/2014(g)	9,090	8,363		6.00%, 05/13/2021	200	192
10.25%, 02/01/2015	5,310	2,283		Korea Gas Corp
				6.25%, 01/20/2042(a)	500	574
Odebrecht Finance Ltd
6.00%, 04/05/2023(a)	200	211		Mega Advance Investments Ltd
				5.00%, 05/12/2021(a)	1,000	1,054
Yuksel Insaat AS
9.50%, 11/10/2015	500	430				$1,820
		$11,287		Hand & Machine Tools - 0.43%
Entertainment - 1.54%				Thermadyne Holdings Corp
Carmike Cinemas Inc				9.00%, 12/15/2017	9,580	9,796
				9.00%, 12/15/2017(a)	6,360	6,503
7.38%, 05/15/2019(a)	3,500	3,588
						$16,299

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Healthcare - Products - 0.16%					Insurance (continued)
Biomet Inc					ING Capital Funding Trust III
11.63%, 10/15/2017		$2,400	$2,604		4.07%, 12/31/2049(f)	$1,500	$1,231
DJO Finance LLC / DJO Finance Corp					ING Groep NV
9.75%, 10/15/2017		2,110	1,567		5.78%, 12/08/2049	3,000	2,565
Physio-Control International Inc					Ironshore Holdings US Inc
9.88%, 01/15/2019(a)		1,005	1,068		8.50%, 05/15/2020(a)	7,170	7,913
PSS World Medical Inc					Liberty Mutual Group Inc
6.38%, 03/01/2022(a)		925	948		7.00%, 03/15/2037(a),(f)	300	270
			$6,187		7.80%, 03/15/2037(a)	7,301	7,155
					Liberty Mutual Insurance Co
Healthcare - Services - 1.30%					7.70%, 10/15/2097(a)	3,810	3,645
Apria Healthcare Group Inc					Lincoln National Corp
12.38%, 11/01/2014		12,405	12,126		7.00%, 05/17/2066(f)	4,700	4,559
11.25%, 11/01/2014		3,300	3,432		MetLife Capital Trust X
HCA Inc					9.25%, 04/08/2038(a)	7,200	8,784
7.50%, 02/15/2022		17,100	18,404		Mitsui Sumitomo Insurance Co Ltd
OnCure Holdings Inc					7.00%, 03/15/2049(a)	2,400	2,473
11.75%, 05/15/2017		9,200	5,911		Nationwide Financial Services Inc
Physiotherapy Associates Holdings Inc					6.75%, 05/15/2037	15,080	14,062
11.88%, 05/01/2019(a)		2,165	2,219
					Progressive Corp/The
Symbion Inc					6.70%, 06/15/2037	300	314
8.00%, 06/15/2016		1,500	1,500		Prudential Financial Inc
11.00%, 08/23/2015		3,420	3,317		8.88%, 06/15/2038(f)	4,805	5,700
Tenet Healthcare Corp					Prudential PLC
6.25%, 11/01/2018(a)		2,500	2,600
					6.50%, 06/29/2049	1,500	1,415
			$49,509		7.75%, 12/23/2049	12,800	13,030
Holding Companies - Diversified - 0.13%					11.75%, 12/29/2049(f)	6,000	6,845
Dubai Holding Commercial Operations MTN					QBE Capital Funding II LP
Ltd					6.80%, 06/29/2049(a),(f)	6,000	5,261
4.75%, 01/30/2014	EUR	200	246		QBE Capital Funding III Ltd
6.00%, 02/01/2017	GBP	800	1,078		7.25%, 05/24/2041(a),(f)	12,100	11,072
Hutchison Whampoa International 10 Ltd					Reinsurance Group of America Inc
6.00%, 10/28/2049		$500	509		6.75%, 12/15/2065(f)	5,800	5,367
Hutchison Whampoa International 11 Ltd					Sirius International Group Ltd
4.63%, 01/13/2022(a)		500	519		7.51%, 05/29/2049(a),(f)	2,900	2,768
Sinochem Overseas Capital Co Ltd					USI Holdings Corp
4.50%, 11/12/2020(a)		1,888	1,860		4.38%, 11/15/2014(a),(c),(f)	500	468
Swire Pacific MTN Financing Ltd					9.75%, 05/15/2015(a)	13,297	13,447
4.50%, 02/28/2022		500	509		XL Group PLC
Votorantim Cimentos SA					6.50%, 12/31/2049(f)	15,245	12,692
7.25%, 04/05/2041(a)		300	305				$181,802
			$5,026		Internet - 0.64%
Housewares - 0.16%					Bankrate Inc
American Standard Americas					11.75%, 07/15/2015	1,288	1,467
10.75%, 01/15/2016(a)		8,210	6,014		Expedia Inc
					5.95%, 08/15/2020	8,300	8,677
					GXS Worldwide Inc
Insurance - 4.77%					9.75%, 06/15/2015	10,318	9,931
ACE Capital Trust II					Open Solutions Inc
9.70%, 04/01/2030		2,500	3,417		9.75%, 02/01/2015(a)	2,250	2,016
Aegon NV					Tencent Holdings Ltd
2.25%, 07/29/2049(f)		3,900	1,911		4.63%, 12/12/2016(a)	400	405
Allstate Corp/The					Zayo Group LLC/Zayo Capital Inc
6.13%, 05/15/2037(f)		1,970	1,931
					10.25%, 03/15/2017	1,800	2,016
AXA SA							$24,512
6.38%, 12/29/2049(a),(f)		6,500	5,168
8.60%, 12/15/2030		4,600	5,018		Investment Companies - 0.07%
Catlin Insurance Co Ltd					Grupo Aval Ltd
7.25%, 12/31/2049(a)		18,535	16,311		5.25%, 02/01/2017(a)	400	416
CNO Financial Group Inc					Gruposura Finance
9.00%, 01/15/2018(a)		4,590	4,980		5.70%, 05/18/2021(a)	1,000	1,043
Dai-ichi Life Insurance Co Ltd/The					IPIC GMTN Ltd
7.25%, 12/31/2049(a)		3,500	3,679		3.75%, 03/01/2017(a)	500	508
Everest Reinsurance Holdings Inc					6.88%, 11/01/2041(a)	500	534
6.60%, 05/15/2037(f)		6,395	5,947				$2,501
Great-West Life & Annuity Insurance Capital
LP					Iron & Steel - 0.74%
6.63%, 11/15/2034(a)		2,400	2,404		APERAM
					7.38%, 04/01/2016(a)	7,050	6,874
					7.75%, 04/01/2018(a)	6,950	6,637

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000 's)

Iron & Steel (continued)				Media (continued)
CSN Resources SA				Globo Comunicacao e Participacoes SA
6.50%, 07/21/2020(a)	$300	$332		6.25%, 07/29/2049(f)	$200	$214
Evraz Group SA				Grupo Televisa SAB
9.50%, 04/24/2018	1,100	1,198		6.00%, 05/15/2018	200	233
Ferrexpo Finance PLC				6.63%, 03/18/2025	575	701
7.88%, 04/07/2016(a)	1,000	931		Houghton Mifflin Harcourt Publishers Inc /
Gerdau Holdings Inc				Houghton Mifflin Harcourt Publishing
7.00%, 01/20/2020	500	569		10.50%, 06/01/2019(a)	6,200	3,565
Metinvest BV				Kabel BW GmbH
8.75%, 02/14/2018(a)	1,000	925		7.50%, 03/15/2019(a)	4,460	4,761
Standard Steel LLC/Standard Steel Finance				Myriad International Holding BV
Corp				6.38%, 07/28/2017	1,000	1,105
12.00%, 05/01/2015(a)	9,525	10,835		NET Servicos de Comunicacao SA
		$28,301		7.50%, 01/27/2020	300	344
				Univision Communications Inc
Leisure Products & Services - 0.45%				6.88%, 05/15/2019(a)	15,875	16,054
Easton-Bell Sports Inc						$40,865
9.75%, 12/01/2016	1,910	2,113
Sabre Holdings Corp				Metal Fabrication & Hardware - 0.15%
8.35%, 03/15/2016(f)	12,050	11,146		AM Castle & Co
Travelport LLC				12.75%, 12/15/2016(a)	1,965	2,132
6.47%, 12/01/2016(a),(d),(f)	886	649		Atkore International Inc
9.88%, 09/01/2014	4,445	2,967		9.88%, 01/01/2018	3,340	3,407
11.88%, 09/01/2016	665	223				$5,539

		$17,098		Mining - 0.93%
Lodging - 1.25%				Aleris International Inc
Caesars Entertainment Operating Co Inc				7.63%, 02/15/2018	2,325	2,424
8.50%, 02/15/2020(a)	6,500	6,695		ALROSA Finance SA
12.75%, 04/15/2018	1,000	851		7.75%, 11/03/2020(a)	500	532
10.00%, 12/15/2018	9,100	6,859		Corp Nacional del Cobre de Chile
Chester Downs & Marina LLC				6.15%, 10/24/2036	2,968	3,633
9.25%, 02/01/2020(a)	1,000	1,052		Gold Fields Orogen Holding BVI Ltd
MGM Resorts International				4.88%, 10/07/2020(a)	1,640	1,553
7.75%, 03/15/2022	2,300	2,358		Midwest Vanadium Pty Ltd
8.63%, 02/01/2019(a)	7,000	7,604		11.50%, 02/15/2018(a)	9,180	6,151
11.38%, 03/01/2018	3,750	4,467		Mirabela Nickel Ltd
Seminole Hard Rock Entertainment Inc				8.75%, 04/15/2018(a)	7,470	5,490
2.97%, 03/15/2014(a),(f)	1,300	1,279		Noranda Aluminum Acquisition Corp
Sugarhouse HSP Gaming Prop Mezz				4.66%, 05/15/2015(f)	568	546
LP/Sugarhouse HSP Gaming Finance Corp				Novelis Inc/GA
8.63%, 04/15/2016(a)	5,150	5,478		8.38%, 12/15/2017	3,060	3,305
Wynn Las Vegas LLC / Wynn Las Vegas				Quadra FNX Mining Ltd
Capital Corp				7.75%, 06/15/2019(a)	6,950	7,801
5.38%, 03/15/2022(a)	6,250	6,125		Southern Copper Corp
7.75%, 08/15/2020	4,600	5,083		6.75%, 04/16/2040	1,000	1,104
		$47,851		Vale Overseas Ltd
				4.63%, 09/15/2020	500	529
Machinery - Diversified - 0.30%				5.63%, 09/15/2019	200	225
CPM Holdings Inc				6.25%, 01/11/2016	250	283
10.63%, 09/01/2014(f)	6,960	7,517
				Vedanta Resources PLC
Tempel Steel Co				9.50%, 07/18/2018	1,000	1,027
12.00%, 08/15/2016(a)	4,075	3,973
				Volcan Cia Minera SAA
		$11,490		5.38%, 02/02/2022(a)	1,000	1,039
Media - 1.07%						$35,642
Bresnan Broadband Holdings LLC				Miscellaneous Manufacturing - 0.15%
8.00%, 12/15/2018(a)	1,800	1,836
				GE Capital Trust I
Cablevision Systems Corp				6.38%, 11/15/2067	2,400	2,454
8.00%, 04/15/2020	2,100	2,268		Polymer Group Inc
CCO Holdings LLC / CCO Holdings Capital				7.75%, 02/01/2019	1,030	1,100
Corp				RBS Global Inc / Rexnord LLC
7.00%, 01/15/2019	2,500	2,675		8.50%, 05/01/2018	2,050	2,229
8.13%, 04/30/2020	2,000	2,240				$5,783
Columbus International Inc
11.50%, 11/20/2014	500	543		Mortgage Backed Securities - 4.80%
CSC Holdings LLC				Banc of America Large Loan Inc
6.75%, 11/15/2021(a)	1,250	1,297		5.81%, 04/24/2049(a),(f)	1,500	1,490
DCP LLC/DCP Corp				5.83%, 06/24/2049(a),(f)	1,000	1,030
10.75%, 08/15/2015(a)	3,960	3,029

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Merrill Lynch Commercial				JP Morgan Chase Commercial Mortgage
Mortgage Inc				Securities Corp (continued)
4.99%, 07/10/2042	$1,030	$1,000		5.48%, 05/15/2045	$6,000	$5,488
5.36%, 11/10/2042(f)	3,044	2,930		5.49%, 12/15/2044(f)	3,565	3,483
5.83%, 04/10/2049(f)	1,395	1,386		5.52%, 05/15/2045(f)	7,795	6,227
BCRR Trust				5.93%, 02/12/2049(f)	150	171
5.86%, 12/15/2043(a)	2,000	2,050		LB-UBS Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust				0.60%, 09/15/2037(a),(f)	46,314	234
5.32%, 12/17/2049(a)	746	736		4.84%, 07/15/2040	5,500	5,455
5.89%, 12/10/2049(f)	1,000	1,033		4.95%, 07/15/2040(f)	5,000	4,149
6.28%, 12/10/2049(f)	300	321		5.00%, 01/15/2036	1,000	844
Citigroup/Deutsche Bank Commercial				5.41%, 09/15/2039(f)	2,030	2,146
Mortgage Trust				5.47%, 09/15/2039(f)	8,500	7,645
0.32%, 11/15/2044(a),(f)	57,361	279		6.11%, 07/15/2040	6,227	6,141
5.55%, 01/15/2046(f)	3,134	3,273		Merrill Lynch Mortgage Trust
5.89%, 11/15/2044	2,493	2,878		5.51%, 01/12/2044(f)	2,300	2,268
Commercial Mortgage Pass Through				5.78%, 08/12/2016	2,500	2,592
Certificates				Merrill Lynch/Countrywide Commercial
5.53%, 07/10/2037(f)	1,500	1,437		Mortgage Trust
Credit Suisse First Boston Mortgage Securities				0.67%, 09/12/2049(f)	28,847	275
Corp				5.24%, 12/12/2049	2,000	1,460
1.12%, 01/15/2037(a),(f)	47,381	676		5.42%, 08/12/2048	345	309
4.82%, 10/15/2039	1,500	1,433		5.48%, 07/12/2046(f)	2,000	1,567
4.96%, 01/15/2037(a)	2,500	2,513		5.53%, 03/12/2051	3,850	3,419
5.10%, 08/15/2038	3,639	3,642		5.64%, 09/12/2049	250	265
5.10%, 08/15/2038	1,500	1,450		Morgan Stanley Capital I
5.23%, 12/15/2040	4,500	4,834		1.55%, 07/15/2049(a),(f)	44,919	2,883
5.23%, 12/15/2040	4,623	4,521		5.24%, 12/15/2041(a),(f)	1,750	1,709
Credit Suisse Mortgage Capital Certificates				5.45%, 10/28/2033(a)	83	83
0.21%, 09/15/2040(a),(f)	73,436	444		5.78%, 04/12/2049(f)	715	735
5.38%, 02/15/2040(a)	400	440		Morgan Stanley Reremic Trust
5.60%, 02/15/2039(f)	4,755	4,522		4.97%, 04/15/2040(a)	850	843
5.60%, 02/15/2039(f)	1,500	1,130		Prudential Mortgage Capital Funding LLC
5.60%, 02/15/2039(f)	5,200	3,229		8.15%, 05/10/2034(a),(f)	362	361
DBUBS Mortgage Trust				RBSCF Trust
0.32%, 11/10/2046(a),(f)	136,884	2,542		4.83%, 04/15/2024(a),(f)	150	156
1.62%, 07/10/2044(a),(f)	18,917	1,415		5.97%, 09/17/2039(a),(f)	150	157
5.73%, 11/10/2046(a),(f)	2,000	1,922		Wachovia Bank Commercial Mortgage Trust
FHLMC Multifamily Structured Pass Through				1.78%, 06/15/2035(a),(f)	20,165	317
Certificates				5.34%, 11/15/2048	3,348	3,360
1.68%, 08/25/2020(f)	32,494	2,854		5.37%, 11/15/2048	6,227	4,772
1.97%, 11/25/2039(f)	28,598	2,676		5.38%, 12/15/2043(f)	5,200	4,816
2.07%, 09/25/2039(f)	32,000	3,133		Wells Fargo Commercial Mortgage Trust
2.17%, 10/25/2025(f)	14,724	1,487		0.67%, 11/15/2043(a),(f)	13,678	500
2.29%, 12/25/2039(f)	15,514	2,127		WF-RBS Commercial Mortgage Trust
2.37%, 01/25/2041(f)	15,805	2,177		2.51%, 04/15/2045(a),(f)	33,500	5,009
2.66%, 11/25/2041(f)	25,000	4,093				$183,162
2.66%, 12/25/2043(f)	18,309	2,827
2.88%, 01/25/2043(f)	8,000	1,351		Municipals - 0.03%
2.89%, 08/25/2039(f)	8,877	1,568		Bogota Distrito Capital
3.33%, 02/25/2042(f)	21,495	4,265		9.75%, 07/26/2028	COP 1,500,000	1,141
3.61%, 06/25/2046(f)	4,400	924
4.60%, 11/25/2044	1,800	492		Office & Business Equipment - 0.17%
GE Capital Commercial Mortgage Corp				CDW LLC / CDW Finance Corp
4.87%, 06/10/2048(f)	3,742	3,645		8.00%, 12/15/2018(f)	$6,000	6,540
Greenwich Capital Commercial Funding
Corp
5.48%, 03/10/2039	6,240	6,066		Oil & Gas - 3.44%
5.53%, 03/10/2039	4,000	1,559		Afren PLC
				10.25%, 04/08/2019(a)	500	524
5.87%, 12/10/2049(f)	2,000	1,900
GS Mortgage Securities Corp II				Berry Petroleum Co
5.37%, 05/17/2045(a)	400	426		6.75%, 11/01/2020	1,000	1,062
JP Morgan Chase Commercial Mortgage				Bill Barrett Corp
Securities Corp				7.00%, 10/15/2022	14,700	14,185
2.27%, 08/05/2032(a),(f)	12,772	1,477		7.63%, 10/01/2019	5,975	6,035
4.99%, 09/12/2037	200	192		BreitBurn Energy Partners LP / BreitBurn
5.31%, 01/15/2049	595	600		Finance Corp
				7.88%, 04/15/2022(a)	14,621	14,767
5.34%, 05/15/2047	1,000	966
5.40%, 06/12/2047	2,000	1,962

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Chesapeake Oilfield Operating				TNK-BP Finance SA
LLC/Chesapeake Oilfield Finance Inc				7.25%, 02/02/2020(a)	$500	$574
6.63%, 11/15/2019(a)	$1,000	$940		Zhaikmunai LLP
Continental Resources Inc/OK				10.50%, 10/19/2015	1,000	1,030
7.38%, 10/01/2020	1,500	1,673				$131,170
Dolphin Energy Ltd
5.50%, 12/15/2021(a)	2,200	2,343		Oil & Gas Services - 0.68%
Gazprom OAO Via Gaz Capital SA				Exterran Holdings Inc
6.51%, 03/07/2022	1,000	1,098		7.25%, 12/01/2018	10,000	9,600
KazMunayGas National Co				FTS International Services LLC / FTS
6.38%, 04/09/2021(a)	2,355	2,622		International Bonds Inc
				7.13%, 11/15/2018(a)	1,815	1,874
6.38%, 04/09/2021	1,854	2,064
7.00%, 05/05/2020	3,785	4,339		Hornbeck Offshore Services Inc
				5.88%, 04/01/2020(a)	1,500	1,496
7.00%, 05/05/2020(a)	2,110	2,419
11.75%, 01/23/2015	450	547		SESI LLC
				7.13%, 12/15/2021(a)	9,380	10,154
Lukoil International Finance BV
7.25%, 11/05/2019(a)	1,000	1,128		Thermon Industries Inc
MIE Holdings Corp				9.50%, 05/01/2017	2,607	2,868
9.75%, 05/12/2016(a)	500	498				$25,992
Milagro Oil & Gas Inc				Packaging & Containers - 0.20%
10.50%, 05/15/2016	5,765	4,468		Pretium Packaging LLC / Pretium Finance
National JSC Naftogaz of Ukraine				Inc
9.50%, 09/30/2014	800	783		11.50%, 04/01/2016	3,350	3,484
Novatek Finance Ltd				Sealed Air Corp
6.60%, 02/03/2021(a)	1,340	1,466		8.13%, 09/15/2019(a)	2,300	2,570
Odebrecht Drilling Norbe VIII/IX Ltd				8.38%, 09/15/2021(a)	1,525	1,731
6.35%, 06/30/2021	490	522				$7,785
OGX Austria GmbH
8.38%, 04/01/2022(a)	500	510		Pharmaceuticals - 0.48%
8.50%, 06/01/2018(a)	1,000	1,037		BioScrip Inc
Pemex Project Funding Master Trust				10.25%, 10/01/2015	10,185	11,025
6.63%, 06/15/2035	1,145	1,343		Endo Pharmaceuticals Holdings Inc
Penn Virginia Corp				7.00%, 07/15/2019	1,500	1,601
7.25%, 04/15/2019	1,500	1,238		7.00%, 12/15/2020	1,850	1,977
Pertamina Persero PT				Grifols Inc
5.25%, 05/23/2021	1,000	1,030		8.25%, 02/01/2018	2,965	3,176
6.50%, 05/27/2041	320	340		Hypermarcas SA
Petrobras International Finance Co - Pifco				6.50%, 04/20/2021(a)	500	478
5.38%, 01/27/2021	200	219				$18,257
5.75%, 01/20/2020	200	223		Pipelines - 1.18%
6.88%, 01/20/2040	200	242		Crestwood Midstream Partners LP / Crestwood
7.88%, 03/15/2019	200	247		Midstream Finance Corp
Petroleos de Venezuela SA				7.75%, 04/01/2019(a)	15,135	15,400
5.00%, 10/28/2015	1,368	1,167		Eagle Rock Energy Partners LP / Eagle Rock
5.25%, 04/12/2017	7,985	6,198		Energy Finance Corp
5.38%, 04/12/2027	1,955	1,202		8.38%, 06/01/2019	12,481	12,918
8.50%, 11/02/2017	2,901	2,589		Energy Transfer Equity LP
Petroleos Mexicanos				7.50%, 10/15/2020	2,055	2,276
4.88%, 01/24/2022(a)	700	746
				TransCanada PipeLines Ltd
5.50%, 01/21/2021	4,950	5,509		6.35%, 05/15/2067(f)	12,950	13,518
6.50%, 06/02/2041	700	812		Transportadora de Gas Internacional SA ESP
Petronas Capital Ltd				5.70%, 03/20/2022(a)	1,055	1,087
5.25%, 08/12/2019	6,558	7,455				$45,199
Precision Drilling Corp
6.50%, 12/15/2021	2,400	2,496		Private Equity - 0.32%
QEP Resources Inc				American Capital Ltd
5.38%, 10/01/2022	2,900	2,900		7.96%, 12/31/2013	1,697	1,696
QGOG Atlantic / Alaskan Rigs Ltd				CKE Holdings Inc
5.25%, 07/30/2018(a)	479	481		10.50%, PIK 11.25%, 03/14/2016(a),(g)	9,643	10,390
Quicksilver Resources Inc						$12,086
7.13%, 04/01/2016	7,075	6,474
Reliance Holdings USA Inc				Real Estate - 0.42%
4.50%, 10/19/2020	200	193		BR Malls International Finance Ltd
5.40%, 02/14/2022(a)	400	401		8.50%, 01/21/2049	300	316
SandRidge Energy Inc				BR Properties SA
				9.00%, 10/29/2049(a)	500	523
7.50%, 03/15/2021	7,700	7,777
8.00%, 06/01/2018(a)	2,775	2,879		Country Garden Holdings Co Ltd
8.13%, 10/15/2022(a)	10,000	10,375		11.13%, 02/23/2018	500	501
				Evergrande Real Estate Group Ltd
				13.00%, 01/27/2015	400	402

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000's)

Real Estate (continued)				Sovereign - 8.00%
General Shopping Finance Ltd				Argentina Boden Bonds
10.00%, 11/29/2049(a)	$500	$518		7.00%, 10/03/2015		$3,274	$2,963
Kaisa Group Holdings Ltd				Argentine Republic Government International
13.50%, 04/28/2015	200	193		Bond
Kennedy-Wilson Inc				0.00%, 12/15/2035(b),(f)	EUR	16,315	2,354
8.75%, 04/01/2019	12,525	13,057		7.82%, 12/31/2033		18,288	14,161
MAF SUKUK LTD				8.28%, 12/31/2033		$3,455	2,470
5.85%, 02/07/2017	500	521		Banco Nacional de Desenvolvimento
		$16,031		Economico e Social
				5.50%, 07/12/2020		1,080	1,209
Regional Authority - 0.03%				6.50%, 06/10/2019		435	513
Provincia de Buenos Aires/Argentina				Brazilian Government International Bond
10.88%, 01/26/2021(a)	1,285	891
				4.88%, 01/22/2021		3,852	4,422
Provincia de Cordoba				5.88%, 01/15/2019		2,283	2,753
12.38%, 08/17/2017	315	248		7.13%, 01/20/2037		876	1,233
		$1,139		8.25%, 01/20/2034		1,050	1,622
Retail - 1.50%				8.75%, 02/04/2025		1,000	1,530
Academy Ltd / Academy Finance Corp				10.13%, 05/15/2027		606	1,022
9.25%, 08/01/2019(a)	3,150	3,363		Colombia Government International Bond
AmeriGas Finance LLC/AmeriGas Finance				4.38%, 07/12/2021		3,000	3,315
Corp				6.13%, 01/18/2041		2,780	3,511
7.00%, 05/20/2022	17,335	17,682		7.38%, 09/18/2037		2,479	3,561
AmeriGas Partners LP/AmeriGas Finance				8.13%, 05/21/2024		3,096	4,424
Corp				11.75%, 02/25/2020		2,630	4,215
6.25%, 08/20/2019	1,000	1,010		Croatia Government International Bond
Burlington Coat Factory Warehouse Corp				6.25%, 04/27/2017(a)		678	686
10.00%, 02/15/2019	18,336	19,619		6.38%, 03/24/2021(a)		3,877	3,785
CKE Restaurants Inc				6.75%, 11/05/2019		2,200	2,229
11.38%, 07/15/2018	3,475	4,005		El Salvador Government International Bond
Liz Claiborne Inc				7.38%, 12/01/2019		500	541
10.50%, 04/15/2019(a)	4,100	4,602		7.63%, 02/01/2041(a)		1,325	1,355
Logan's Roadhouse Inc				7.65%, 06/15/2035		1,764	1,808
10.75%, 10/15/2017	3,965	3,792		7.65%, 06/15/2035		1,725	1,790
Ltd Brands Inc				Export Credit Bank of Turkey
5.63%, 02/15/2022	2,000	2,012		5.38%, 11/04/2016(a)		250	253
Sally Holdings LLC / Sally Capital Inc				Hungary Government International Bond
6.88%, 11/15/2019(a)	1,000	1,065		4.38%, 07/04/2017	EUR	340	391
		$57,150		4.50%, 01/29/2014		398	509
				4.75%, 02/03/2015		$1,000	960
Savings & Loans - 0.05%				5.75%, 06/11/2018	EUR	487	576
M&T Capital Trust III				6.00%, 01/11/2019		2,486	2,950
9.25%, 02/01/2027	1,800	1,855		6.38%, 03/29/2021		$1,858	1,784
				Indonesia Government International Bond
Semiconductors - 0.07%				5.25%, 01/17/2042(a)		2,000	2,048
Freescale Semiconductor Inc				5.88%, 03/13/2020(a)		2,000	2,280
9.25%, 04/15/2018(a)	2,500	2,741		6.63%, 02/17/2037(a)		505	609
				6.63%, 02/17/2037		655	790
				7.75%, 01/17/2038		1,275	1,728
Shipbuilding - 0.08%				11.63%, 03/04/2019(a)		850	1,254
Huntington Ingalls Industries Inc				Lithuania Government International Bond
7.13%, 03/15/2021	2,750	2,912		5.13%, 09/14/2017		875	914
				6.13%, 03/09/2021(a)		1,250	1,356
Software - 1.66%				6.13%, 03/09/2021		2,053	2,228
				6.63%, 02/01/2022(a)		3,100	3,472
Aspect Software Inc
10.63%, 05/15/2017	9,461	10,242		Mexican Bonos
				6.50%, 06/10/2021(f)	MXN	60,130	4,730
Audatex North America Inc
6.75%, 06/15/2018(a)	3,650	3,823		Mexico Government International Bond
6.75%, 06/15/2018(a)	3,000	3,142		3.63%, 03/15/2022		$2,860	2,986
Epicor Software Corp				5.75%, 10/12/2049		11,630	12,677
8.63%, 05/01/2019	7,075	7,323		5.95%, 03/19/2019		29	35
First Data Corp				6.05%, 01/11/2040		3,970	4,953
8.75%, PIK 10.00%, 01/15/2022(a),(g)	18,070	17,618		6.75%, 09/27/2034		1,700	2,265
8.88%, 08/15/2020(a)	500	544		Namibia International Bonds
10.55%, 09/24/2015	2,209	2,248		5.50%, 11/03/2021		260	271
Lawson Software Inc				Panama Government International Bond
9.38%, 04/01/2019(a)	14,660	15,320		5.20%, 01/30/2020		2,265	2,633
11.50%, 07/15/2018(a)	2,720	3,046		6.70%, 01/26/2036		3,415	4,580
		$63,306		8.13%, 04/28/2034		6,309	8,770
				8.88%, 09/30/2027		1,225	1,920

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000	's)

Sovereign (continued)				Telecommunications - 1.73%
Peruvian Government International Bond				America Movil SAB de CV
5.63%, 11/18/2050		$5,220	$6,042	2.38%, 09/08/2016	$475	$485
7.13%, 03/30/2019		2,860	3,675	6.13%, 03/30/2040	200	240
Philippine Government International Bond				6.38%, 03/01/2035	745	903
4.00%, 01/15/2021		3,405	3,595	Avaya Inc
5.50%, 03/30/2026		1,800	2,065	7.00%, 04/01/2019(a)	4,315	4,315
6.38%, 01/15/2032		829	1,016	9.75%, 11/01/2015	5,100	5,055
6.38%, 10/23/2034		1,822	2,262	10.13%, 11/01/2015	5,395	5,348
9.50%, 02/02/2030		665	1,058	Brasil Telecom SA
Poland Government International Bond				5.75%, 02/10/2022(a)	500	512
5.13%, 04/21/2021		1,770	1,913	Clearwire Communications LLC/Clearwire
5.25%, 01/20/2025	EUR	10,728	14,966	Finance Inc
6.38%, 07/15/2019		$5,650	6,639	12.00%, 12/01/2015(a)	1,275	1,176
Qatar Government International Bond				CommScope Inc
4.50%, 01/20/2022		2,677	2,824	8.25%, 01/15/2019(a)	6,125	6,538
5.25%, 01/20/2020(a)		4,961	5,550	Digicel Group Ltd
5.75%, 01/20/2042		2,007	2,233	8.88%, 01/15/2015	500	503
6.40%, 01/20/2040		584	699	9.13%, 01/15/2015(a)	500	503
Republic of Ghana				10.50%, 04/15/2018	500	548
8.50%, 10/04/2017		1,965	2,235	Digicel Ltd
Republic of Iraq				8.25%, 09/01/2017	300	313
5.80%, 01/15/2028		14,108	11,727	Indosat Palapa Co BV
Republic of Latvia				7.38%, 07/29/2020	200	220
5.25%, 02/22/2017(a)		2,000	2,055	KT Corp
Romanian Government International Bond				3.88%, 01/20/2017	200	207
6.75%, 02/07/2022(a)		792	832	Level 3 Financing Inc
Russian Foreign Bond - Eurobond				4.51%, 02/15/2015(f)	9,175	8,865
5.00%, 04/29/2020(a)		2,000	2,163	10.00%, 02/01/2018	1,500	1,643
5.63%, 04/04/2042(a)		1,200	1,270	MTS International Funding Ltd
7.50%, 03/31/2030(a)		8,275	9,920	8.63%, 06/22/2020(a)	1,000	1,149
7.50%, 03/31/2030(f)		12,398	14,862	Nextel Communications Inc
12.75%, 06/24/2028		1,658	3,002	6.88%, 10/31/2013	1,000	1,000
South Africa Government International Bond				PCCW-HKT Capital No 4 Ltd
4.67%, 01/17/2024		8,026	8,407	4.25%, 02/24/2016	800	828
5.50%, 03/09/2020		1,500	1,706	Qtel International Finance Ltd
6.25%, 03/08/2041		1,387	1,666	4.75%, 02/16/2021	1,000	1,043
6.88%, 05/27/2019		1,000	1,224	5.00%, 10/19/2025	500	511
Turkey Government Bond				Sprint Nextel Corp
9.00%, 03/08/2017(f)	TRY	2,290	1,296	7.00%, 03/01/2020(a)	12,450	12,699
Turkey Government International Bond				Syniverse Holdings Inc
5.13%, 03/25/2022		$2,000	2,037	9.13%, 01/15/2019	4,510	5,000
5.63%, 03/30/2021		5,675	6,072	Telemar Norte Leste SA
6.00%, 01/14/2041		750	763	5.50%, 10/23/2020(a)	500	519
6.25%, 09/26/2022		3,543	3,924	UPCB Finance V Ltd
6.88%, 03/17/2036		3,570	4,043	7.25%, 11/15/2021(a)	3,500	3,684
7.00%, 09/26/2016		1,000	1,134	Vimpel Communications Via VIP Finance
7.25%, 03/05/2038		1,754	2,085	Ireland Ltd OJSC
Ukraine Government International Bond				7.75%, 02/02/2021	500	498
6.25%, 06/17/2016		600	552	9.13%, 04/30/2018(a)	1,500	1,650
6.88%, 09/23/2015(a)		6,632	6,284			$65,955
Uruguay Government International Bond
7.63%, 03/21/2036		1,162	1,632	Textiles - 0.21%
8.00%, 11/18/2022		4,970	6,866	Empire Today LLC / Empire Today Finance
Venezuela Government International Bond				Corp
				11.38%, 02/01/2017(a)	8,165	8,165
5.75%, 02/26/2016		3,610	3,267
6.00%, 12/09/2020		2,827	2,101
7.75%, 10/13/2019		2,101	1,770	Transportation - 1.85%
8.25%, 10/13/2024		4,770	3,864	ACL I Corp
9.38%, 01/13/2034		830	710	10.63%, PIK 11.38%, 02/15/2016(a),(g)	10,857	10,803
Vnesheconombank Via VEB Finance PLC				BNSF Funding Trust I
5.38%, 02/13/2017(a)		1,000	1,042	6.61%, 12/15/2055(f)	1,000	1,041
6.80%, 11/22/2025		1,375	1,457	CEVA Group PLC
6.90%, 07/09/2020(a)		1,158	1,277	8.38%, 12/01/2017(a)	8,300	8,258
			$305,176	11.63%, 10/01/2016(a)	7,750	8,234
				11.50%, 04/01/2018(a)	550	542
Storage & Warehousing - 0.04%				Commercial Barge Line Co
Mobile Mini Inc				12.50%, 07/15/2017	500	562
7.88%, 12/01/2020		1,500	1,605	DP World Sukuk Ltd
				6.25%, 07/02/2017	500	530

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS(continued)	Principal
BONDS (continued)	Amount (000's)		Value (000	's)		Amount (000's)	Value (000's)

Transportation (continued)					Computers - 0.33%
Florida East Coast Railway Corp					Expert Global Solutions Inc, Term Loan B
8.13%, 02/01/2017		$3,520	$3,617		9.00%, 04/02/2018(f)	$12,750	$12,667
Marquette Transportation Co / Marquette
Transportation Finance Corp
10.88%, 01/15/2017		9,495	10,065		Distribution & Wholesale - 0.03%
					HD Supply Inc, Term Loan B
Quality Distribution LLC/QD Capital Corp					0.00%, 10/05/2017(f),(i)	1,000	1,003
9.88%, 11/01/2018		11,500	12,593
RZD Capital Ltd
5.74%, 04/03/2017		845	903		Diversified Financial Services - 0.30%
SCF Capital LTD					Nuveen Investments Inc, Term Loan
5.38%, 10/27/2017(a)		1,000	960		8.25%, 02/23/2019(f)	6,500	6,630
United Maritime Group LLC/United Maritime					Nuveen Investments Inc, Term Loan NEW
Group Finance Corp					EXT
11.75%, 06/15/2015		11,895	12,519		5.97%, 05/13/2017(f)	1,000	1,000
			$70,627		Ocwen Financial Corp, Term Loan B
					7.00%, 09/01/2016(f)	3,621	3,648
Trucking & Leasing - 0.05%							$11,278
AWAS Aviation Capital Ltd
7.00%, 10/17/2016(a)		1,926	1,993		Electric - 0.10%
					Dynegy Power LLC, Term Loan
TOTAL BONDS			$2,277,589		9.25%, 08/05/2016(f)	3,691	3,859
	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value (000	's)	Entertainment - 0.11%
Agriculture - 0.00%					Summit Entertainment LLC, Term Loan B
Vector Group Ltd					6.75%, 09/07/2016(f)	4,362	4,362
3.88%, 06/15/2026(f)		63	69
					Food - 0.07%
TOTAL CONVERTIBLE BONDS			$69		US FoodService, Term Loan
CREDIT LINKED STRUCTURED NOTES	Principal				5.75%, 03/31/2017(f)	2,475	2,480
- 0.27%	Amount (000's)		Value (000	's)

Sovereign - 0.27%					Healthcare - Services - 0.09%
Barclays Bank PLC; Nota do Tesouro					Smile Brands Inc, Term Loan B
Nacional Credit Linked Note					7.00%, 12/21/2017(f)	3,456	3,445
9.76%, 01/01/2021	BRL	8,990	4,576
Citigroup Inc; Colombian TES Credit Linked
Note
11.00%, 07/24/2020	COP	5,500,000	3,876		Holding Companies - Diversified - 0.22%
Credit Suisse; Russian Federal Bond - OFZ					Holdings Gaming Borrower LP, Term Loan B
					12.00%, 06/30/2015(f)	7,910	8,246
Credit Linked Note
7.62%, 04/14/2021(f)	RUB	53,000	1,778
			$10,230		Insurance - 0.11%
TOTAL CREDIT LINKED STRUCTURED NOTES			$10,230		CNO Financial Group Inc, Term Loan B1
SENIOR FLOATING RATE INTERESTS -	Principal				6.25%, 09/30/2016(f)	655	658
3.58%	Amount (000's)		Value (000	's)	Lone Star Intermediate Super Holdings LLC,
					Term Loan
Advertising - 0.04%					11.00%, 08/16/2019(f)	3,625	3,719
Advantage Sales & Marketing LLC, Term
Loan							$4,377
9.25%, 06/18/2018(f)		$1,550	$1,547		Leisure Products & Services - 0.26%
					Sabre Inc, Term Loan B-EXT
					6.08%, 09/29/2017(f)	2,693	2,547
Aerospace & Defense - 0.12%
API Technologies Corp, Term Loan B					Travelport LLC, Delay-Draw Term Loan DD-
8.75%, 06/27/2016(f)		4,432	4,410		EXT
					4.97%, 08/21/2015(f)	6,650	6,076
					Travelport LLC, PIK Term Loan B-EXT
Airlines - 0.03%					14.04%, PIK 13.50%, 12/01/2016(f),(g)	1,247	94
Global Aviation Holdings, DIP Term Loan					Travelport LLC, Term Loan A-EXT
12.93%, 09/27/2012(f),(h)		2,220	—		6.54%, 09/30/2012(f)	401	152
12.93%, 09/27/2012(f),(h)		1,176	1,176		Travelport LLC, Term Loan B-EXT
					4.97%, 08/21/2015(f)	836	764
Commercial Services - 0.39%					Travelport LLC, Term Loan S
					4.97%, 08/21/2015(f)	264	241
Laureate Education Inc, Term Loan B
5.25%, 06/15/2018(f)		4,466	4,406				$9,874
United Rentals Inc, Bridge Loan					Lodging - 0.01%
0.00%, 12/31/2012(d),(f),(h),(i)		8,280	8,280		Caesars Entertainment Operating Co Inc, Term
Wyle Services Corp, Term Loan					Loan B4
5.75%, 03/26/2017(f)		2,339	2,330		9.50%, 10/31/2016(f)	489	502
			$15,016

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)

Media - 0.20%			Banks (continued)
CKX Inc, Term Loan 1st Lien			Investment in Joint Trading Account; Deutsche $	22,564	$22,564
9.00%, 06/21/2017(f)	$2,081	$1,748	Bank Repurchase Agreement; 0.20% dated
HMH Publishing Company, Term Loan			04/30/12 maturing 05/01/12 (collateralized
6.49%, 06/12/2014(f)	2,438	1,458	by US Government Securities;
Univision Communications Inc, Term Loan			$23,015,037; 0.00% - 8.20%; dated
EXT			05/01/12 - 07/15/37)
4.49%, 03/31/2017(f)	4,900	4,576	Investment in Joint Trading Account; JP	8,461	8,461
		$7,782	Morgan Repurchase Agreement; 0.18%
			dated 04/30/12 maturing 05/01/12
			(collateralized by US Government
Miscellaneous Manufacturing - 0.04%			Securities; $8,630,639; 0.00% - 8.38%;
Eastman Kodak Co, DIP Term Loan Multi-Draw			dated 02/08/13 - 04/23/32)
8.50%, 07/26/2013(f)	1,445	1,470
			Investment in Joint Trading Account; Merrill	12,075	12,076
			Lynch Repurchase Agreement; 0.17%
Pipelines - 0.25%			dated 04/30/12 maturing 05/01/12
Crestwood Holdings LLC, Term Loan B			(collateralized by US Government Security;
9.75%, 03/20/2018(f)	3,200	3,248	$12,316,901; 1.50%; dated 07/31/16)
Everest Acquisition LLC, Bridge Loan					$54,664
0.00%, 12/31/2012(d),(f),(h),(i)	6,150	6,150	TOTAL REPURCHASE AGREEMENTS		$54,664
		$9,398	Total Investments		$3,690,787
			Other Assets in Excess of Liabilities, Net - 3.23%		$123,137
Retail - 0.34%			TOTAL NET ASSETS - 100.00%		$3,813,924
Caribbean Restaurant, Term Loan 1st Lien
9.00%, 02/15/2017(f)	500	500
Guitar Center Inc, Term Loan B-NONEXT			(a)		Security exempt from registration under Rule 144A of the Securities Act of
5.73%, 04/09/2017(f)	7,150	6,898	1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
Sleepy's Inc, Term Loan B			indicated, these securities are not considered illiquid. At the end of the
7.25%, 03/22/2018(f)	4,250	4,250	period, the value of these securities totaled $916,039 or 24.02% of net assets.

Targus Group International, Term Loan B			(b)		Non-Income Producing Security
11.00%, 05/24/2016(f)	1,431	1,421	(c)		Security is Illiquid
			(d)		Market value is determined in accordance with procedures established in
		$13,069	good faith by the Board of Directors. At the end of the period, the value of
Software - 0.27%			these securities totaled $24,080 or 0.63% of net assets.
Attachmate Corp, Term Loan			(e)		Security purchased on a when-issued basis.
6.50%, 04/27/2017(f)	2,691	2,683	(f)		Variable Rate. Rate shown is in effect at April 30, 2012.
Hyland Software Inc, Term Loan			(g)		Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6.00%, 12/19/2016(f)	1,416	1,408	(h)		All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
Merrill Corp, Term Loan			(i)		This Senior Floating Rate Note will settle after April 30, 2012, at which
7.75%, 12/24/2012(f)	1,541	1,448	time the interest rate will be determined.
Sophos Inc, Term Loan B
7.75%, 06/15/2016(f)	2,843	2,843
Sunquest Information, Term Loan
6.25%, 12/16/2016(f)	1,985	1,983
		$10,365

Telecommunications - 0.19%
Avaya Inc, Term Loan B3-EXT
4.99%, 10/26/2017(f)	4,961	4,802	Unrealized Appreciation (Depreciation)
Telx Group Inc/The, Term Loan B			The net federal income tax unrealized appreciation (depreciation) and federal tax
7.75%, 09/22/2017(f)	2,489	2,500	cost of investments held as of the period end were as follows:

		$7,302	Unrealized Appreciation		$176,289
Trucking & Leasing - 0.08%			Unrealized Depreciation		(92,351)
AWAS Aviation Capital Ltd, Term Loan B			Net Unrealized Appreciation (Depreciation)		$83,938
5.25%, 06/10/2016(f)	2,844	2,863	Cost for federal income tax purposes		$3,606,849

TOTAL SENIOR FLOATING RATE INTERESTS		$136,491	All dollar amounts are shown in thousands (000's)
	Maturity
REPURCHASE AGREEMENTS - 1.43%	Amount (000's)	Value (000's)

Banks - 1.43%
Investment in Joint Trading Account; Credit	$11,564	$11,563
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $11,795,207; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)

See accompanying notes

Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		66 .73%
United Kingdom		4.19%
Canada		1.67%
Jersey, Channel Islands		1.62%
France		1.42%
Bermuda		1.28%
Australia		1.25%
Netherlands		1.21%
Luxembourg		1.18%
Mexico		1.12%
Brazil		0.97%
Japan		0.94%
Russian Federation		0.93%
Ireland		0.84%
Germany		0.73%
Colombia		0.67%
Poland		0.63%
Venezuela		0.61%
Argentina		0.60%
Turkey		0.59%
Cayman Islands		0.52%
Hong Kong		0.51%
Panama		0.47%
South Africa		0.45%
Kazakhstan		0.36%
Indonesia		0.33%
Peru		0.31%
Iraq		0.31%
Qatar		0.30%
Philippines		0.30%
Spain		0.28%
Singapore		0.27%
Malaysia		0.26%
Uruguay		0.22%
Lithuania		0.21%
Hungary		0.20%
Switzerland		0.20%
Ukraine		0.19%
China		0.19%
Korea, Republic Of		0.19%
Croatia		0.18%
Sweden		0.17%
El Salvador		0.15%
Virgin Islands, British		0.15%
New Zealand		0.14%
Chile		0.11%
Guernsey		0.10%
United Arab Emirates		0.08%
Taiwan, Province Of China		0.08%
Ghana		0.06%
Thailand		0.05%
Latvia		0.05%
Finland		0.04%
Austria		0.04%
Norway		0.03%
Belgium		0.02%
Romania		0.02%
Namibia		0.01%
India		0.01%
Cyprus		0.01%
Barbados		0.01%
Puerto Rico		0.01%
Other Assets in Excess of Liabilities, Net		3.23%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
British Pound	JP Morgan Securities	05/31/2012	670,000	$1,062	$1,087	$(25)

See accompanying notes

Schedule of Investments Global Diversified Income Fund April 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Euro	JP Morgan Securities	05/31/2012		27,770,358	$36,364	$36,758	$(394)
Mexican Peso	JP Morgan Securities	05/14/2012		45,785,250	3,500	3,511	(11)
Total							$(430)

All dollar amounts are shown in thousands (000's)

Options

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call - XLE; May 2012	$70 .00	05/21/2012	3,328		$(419)	$(640)	$(221)
Call - DIA; May 2012	$132.00	05/21/2012	4,880		(491)	(713)	(222)
Call - EFA; May 2012	$55 .00	05/21/2012	4,345		(230)	(162)	68
Call - MDY; May 2012	$179.00	05/21/2012	1,624		(539)	(637)	(98)
Call - QQQ; May 2012	$68 .00	05/21/2012	6,984		(322)	(260)	62
Call - SPY; May 2012	$139.00	05/21/2012	11,690		(2,384)	(2,614)	(230)
Call - XLF; May 2012	$16 .00	05/21/2012	15,067		(128)	(122)	6
Call - XLK; May 2012	$30 .00	05/21/2012	7,826		(236)	(223)	13
Call - XLU; May 2012	$35 .00	05/21/2012	19,896		(636)	(1,452)	(816)
Total					$(5,385)	$(6,823)	$(1,438)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 97.59%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Engineering & Construction - 0.61%				REITS (continued)
Multiplan Empreendimentos Imobiliarios SA	203,000	$4,782		HCP Inc	264,634	$10,969
				Hersha Hospitality Trust	764,577	4,396
				Host Hotels & Resorts Inc	877,852	14,607
Holding Companies - Diversified - 1.77%				ICADE	68,077	5,743
Wharf Holdings Ltd	2,326,658	13,798		Japan Retail Fund Investment Corp	3,446	5,494
				Land Securities Group PLC	1,052,553	12,430
Lodging - 0.54%				LaSalle Hotel Properties	235,326	6,921
Starwood Hotels & Resorts Worldwide Inc	71,475	4,231		Link REIT/The	3,129,900	13,022
				LTC Properties Inc	81,100	2,699
				Mapletree Commercial Trust	4,797,000	3,524
Real Estate - 18.41%				Mirvac Group	8,583,913	11,534
Atrium European Real Estate Ltd	707,532	3,450
Brookfield Office Properties Inc	307,400	5,567		Mori Trust Sogo Reit Inc	516	4,563
				Northern Property Real Estate Investment	188,925	6,279
CapitaLand Ltd	2,091,468	4,943		Trust
Castellum AB	516,058	6,534
Citycon OYJ	1,164,710	3,858		Pennsylvania Real Estate Investment Trust	191,400	2,697
				Prologis Inc	117,485	4,204
FKP Property Group	5,590,464	2,937		PS Business Parks Inc	126,147	8,610
Growthpoint Properties Ltd	1,095,130	2,959
GSW Immobilien AG (a)	213,213	7,096		Public Storage	139,104	19,928
GSW Immobilien AG - Rights (a)	203,019	199		Ramco-Gershenson Properties Trust	502,814	6,054
Hang Lung Properties Ltd	1,056,200	3,883		Retail Properties of America Inc	172,715	1,563
Henderson Land Development Co Ltd	1,026,700	5,826		RioCan Real Estate Investment Trust	181,350	4,982
				Saul Centers Inc	118,483	4,740
Hongkong Land Holdings Ltd	1,522,753	9,427		Shaftesbury PLC	579,825	4,814
Hufvudstaden AB	275,711	2,963
Hyprop Investments Ltd	652,933	4,830		Simon Property Group Inc	320,018	49,795
				SL Green Realty Corp	181,546	14,967
Mitsubishi Estate Co Ltd	1,342,077	23,726		Stockland	787,777	2,531
Mitsui Fudosan Co Ltd	1,146,793	21,005		Strategic Hotels & Resorts Inc (a)	442,144	3,011
New World Development Co Ltd	1,168,000	1,448		Suntec Real Estate Investment Trust	5,589,300	5,898
Renhe Commercial Holdings Co Ltd	35,754,500	2,059		Unibail-Rodamco SE	96,413	18,041
Soho China Ltd	3,505,500	2,717
Sun Hung Kai Properties Ltd	1,654,687	19,820		United Urban Investment Corp	4,702	5,540
				Ventas Inc	189,446	11,138
Supalai PCL	4,261,263	2,268		Vornado Realty Trust	21,864	1,877
Swire Properties Ltd	1,066,000	2,920
Unite Group PLC	997,038	3,161		Westfield Group	2,498,015	23,884
				Westfield Retail Trust	3,848,446	10,860
		$143,596		Workspace Group PLC	779,000	2,854
REITS - 76.26%						$594,697
Advance Residence Investment Corp	1,908	3,689		TOTAL COMMON STOCKS		$761,104
American Assets Trust Inc	257,101	6,044		Total Investments		$761,104
Astro Japan Property Group	1,243,708	3,438		Other Assets in Excess of Liabilities, Net - 2.41%		$18,772
Australand Property Group	1,359,125	3,810		TOTAL NET ASSETS - 100.00%		$779,876
AvalonBay Communities Inc	122,712	17,842
Boardwalk Real Estate Investment Trust	129,200	7,692
Boston Properties Inc	209,244	22,651		(a) Non-Income Producing Security
BRE Properties Inc	156,598	8,221
Cambridge Industrial Trust	7,390,600	3,224
Camden Property Trust	241,139	16,318		Unrealized Appreciation (Depreciation)
Canadian Real Estate Investment Trust	251,775	9,861		The net federal income tax unrealized appreciation (depreciation) and federal tax
CapLease Inc	242,653	1,007		cost of investments held as of the period end were as follows:
Centro Retail Australia (a)	2,012,382	3,879
Champion REIT	4,493,400	1,958		Unrealized Appreciation		$43,951
Charter Hall Retail REIT	1,376,114	4,731		Unrealized Depreciation		(13,069)
Colonial Properties Trust	418,194	9,355		Net Unrealized Appreciation (Depreciation)		$30,882
CubeSmart	650,200	8,166		Cost for federal income tax purposes		$730,222
CYS Investments Inc	506,387	6,953
DDR Corp	359,200	5,316		All dollar amounts are shown in thousands (000's)
Dexus Property Group	8,052,880	7,813
Digital Realty Trust Inc	130,365	9,789
Dundee Real Estate Investment Trust	193,200	7,213
DuPont Fabros Technology Inc	111,641	3,031
Education Realty Trust Inc	436,703	4,922
Entertainment Properties Trust	135,119	6,484
Equity One Inc	481,085	9,997
Equity Residential	439,486	27,002
Essex Property Trust Inc	66,500	10,505
Extra Space Storage Inc	338,900	10,286
Federal Realty Investment Trust	93,300	9,392
Glimcher Realty Trust	963,569	9,530
Goodman Group	1,610,530	6,021
Great Portland Estates PLC	1,456,384	8,513
Hammerson PLC	1,456,659	9,875

See accompanying notes

Schedule of Investments Global Real Estate Securities Fund April 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		48 .83%
Australia		10 .44%
Hong Kong		9.25%
Japan		8.20%
United Kingdom		5.35%
Canada		4.62%
France		3.05%
Singapore		2.25%
Sweden		1.22%
South Africa		1.00%
Germany		0.94%
China		0.61%
Brazil		0.61%
Finland		0.49%
Jersey, Channel Islands		0.44%
Thailand		0.29%
Other Assets in Excess of Liabilities, Net		2.41%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	05/15/2012	29,381,154	$30,260	$30,564	$304
British Pound	State Street Financial	05/15/2012	5,167,102	8,274	8,384	110
Canadian Dollar	State Street Financial	05/15/2012	3,646,691	3,686	3,691	5
Euro	State Street Financial	05/15/2012	18,890,418	24,789	25,005	216
Hong Kong Dollar	State Street Financial	05/15/2012	148,193,018	19,097	19,102	5
Indonesia Rupiah	State Street Financial	05/15/2012	19,719,414,060	2,144	2,143	(1)
Israeli Shekel	State Street Financial	05/15/2012	54,681	15	15	—
Japanese Yen	State Street Financial	05/15/2012	1,440,491,338	17,767	18,046	279
Malaysian Ringgit	State Street Financial	05/15/2012	103,544	34	34	—
New Zealand Dollar	State Street Financial	05/15/2012	807,172	657	659	2
Norwegian Krone	State Street Financial	05/15/2012	3,009,594	518	526	8
Singapore Dollar	State Street Financial	05/15/2012	23,305,088	18,566	18,835	269
Swedish Krona	State Street Financial	05/15/2012	8,439,478	1,253	1,255	2
Swiss Franc	State Street Financial	05/15/2012	8,675,284	9,472	9,561	89
Thailand Baht	State Street Financial	05/15/2012	2,982,874	97	97	—
Total						$1,288

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	05/15/2012	57,532,893	$59,331	$59,849	$(518)
Brazilian Real	State Street Financial	05/15/2012	8,091,779	4,278	4,234	44
British Pound	State Street Financial	05/15/2012	6,576,332	10,496	10,671	(175)
Canadian Dollar	State Street Financial	05/15/2012	2,597,206	2,592	2,629	(37)
Euro	State Street Financial	05/15/2012	11,637,294	15,297	15,404	(107)
Hong Kong Dollar	State Street Financial	05/15/2012	102,260,291	13,168	13,181	(13)
Indonesia Rupiah	State Street Financial	05/15/2012	19,719,414,060	2,139	2,143	(4)
Japanese Yen	State Street Financial	05/15/2012	986,190,274	12,154	12,355	(201)
Malaysian Ringgit	State Street Financial	05/15/2012	103,544	33	34	(1)
New Zealand Dollar	State Street Financial	05/15/2012	184	—	—	—
Singapore Dollar	State Street Financial	05/15/2012	4,363,823	3,486	3,527	(41)
South African Rand	State Street Financial	05/15/2012	59,954,819	7,497	7,702	(205)
Swedish Krona	State Street Financial	05/15/2012	18,239,681	2,698	2,713	(15)
Thailand Baht	State Street Financial	05/15/2012	67,327,939	2,171	2,188	(17)
Total						$(1,290)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

	Principal			Principal
BONDS - 30.38%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000 's)

Automobile Asset Backed Securities - 0.11%			Mortgage Backed Securities (continued)
DT Auto Owner Trust			Freddie Mac REMICS (continued)
3.05%, 02/16/2016(a)	$2,000	$1,999	5.50%, 04/15/2033(b)	$9,155	$9,755
			5.50%, 03/15/2038	4,805	5,182
			6.50%, 08/15/2027	204	234
Home Equity Asset Backed Securities - 0.09%			GE Capital Commercial Mortgage Corp
Morgan Stanley Home Equity Loan Trust			5.44%, 11/10/2045(b)	5,000	5,124
0.41%, 02/25/2036(b)	1,666	1,540
			Ginnie Mae
			1.06%, 04/16/2049(b)	40,000	3,580
Mortgage Backed Securities - 28.79%			1.40%, 09/16/2049(b)	49,861	4,086
BCAP LLC Trust			1.51%, 08/16/2049(b)	39,860	3,364
5.00%, 06/26/2036(a),(b)	4,000	3,260	1.65%, 04/16/2053(b)	39,711	3,501
5.99%, 11/26/2037(a),(b)	8,085	7,911	3.00%, 05/16/2037	14,000	14,664
BNPP Mortgage Securities LLC			3.00%, 09/16/2039	8,423	8,761
6.00%, 08/27/2037(a),(c)	6,757	6,990	4.00%, 09/16/2026(b)	30,161	3,095
Chase Mortgage Finance Corp			4.00%, 02/20/2034	7,455	8,327
5.50%, 05/25/2035(b)	4,577	4,672	4.00%, 04/20/2038(b)	21,928	3,072
6.00%, 05/25/2035	12,528	12,498	4.00%, 11/16/2038	4,349	4,634
Citigroup Mortgage Loan Trust Inc			4.00%, 03/20/2039(b)	28,847	4,157
0.60%, 05/25/2037(a),(b)	4,646	3,840	4.50%, 04/20/2036(b)	18,200	3,791
4.00%, 11/25/2036(a)	11,318	11,618	4.50%, 01/20/2038(b)	11,409	1,574
4.00%, 03/25/2037(a)	7,674	7,574	5.00%, 11/20/2039	7,500	8,510
4.25%, 01/25/2036(a)	7,303	7,466	Jefferies & Co Inc
4.50%, 12/25/2036(a)	11,128	11,473	5.89%, 12/26/2037(a),(b)	9,055	9,061
5.50%, 01/25/2036(a)	5,462	4,614	JP Morgan Chase Commercial Mortgage
5.75%, 02/25/2036(a)	2,055	1,858	Securities Corp
6.00%, 03/25/2037(a),(b)	11,877	12,410	4.17%, 08/15/2046	12,600	13,753
6.13%, 07/25/2036(a)	7,500	7,495	5.50%, 01/12/2043(b)	12,000	11,704
6.95%, 10/25/2036(a),(c)	1,910	1,977	LF Rothschild Mortgage Trust
Citigroup/Deutsche Bank Commercial			9.95%, 09/01/2017	14	16
Mortgage Trust			Merrill Lynch Mortgage Investors Inc
5.55%, 01/15/2046(b)	7,700	8,042	5.25%, 08/25/2036(b)	6,693	6,988
Commercial Mortgage Pass Through			Morgan Stanley Capital I
Certificates			4.79%, 09/13/2045(b)	2,500	2,509
5.96%, 06/10/2046(b)	8,000	8,176	6.08%, 06/11/2049(b)	10,000	11,250
Credit Suisse First Boston Mortgage Securities			Morgan Stanley Mortgage Loan Trust
Corp			2.39%, 06/25/2036(b)	6,398	6,086
6.00%, 12/25/2033	4,608	4,861	Morgan Stanley Reremic Trust
Credit Suisse Mortgage Capital Certificates			3.63%, 07/26/2035(a),(b)	9,700	8,679
6.00%, 08/27/2037(a)	6,791	7,064	5.50%, 10/26/2035(a)	5,649	5,782
Fannie Mae Interest Strip			5.65%, 03/26/2036(a),(b)	5,663	5,820
7.00%, 04/01/2024(b)	153	32	Springleaf Mortgage Loan Trust
Fannie Mae REMICS			2.67%, 09/25/2049(a),(c)	4,000	4,000
0.85%, 04/25/2027(b)	35	35	Wachovia Bank Commercial Mortgage Trust
3.50%, 01/25/2029	6,891	7,303	5.49%, 12/15/2044(b)	13,935	14,677
3.50%, 07/25/2029	8,498	8,951	Wells Fargo Mortgage Backed Securities
4.00%, 05/25/2028(b)	26,256	1,920	Trust
4.00%, 06/25/2039	10,000	10,784	6.00%, 12/28/2037(b)	10,070	10,277
4.00%, 04/25/2041	9,206	9,408	WF-RBS Commercial Mortgage Trust
4.50%, 05/25/2040	10,940	11,983	3.67%, 11/15/2044	2,000	2,102
5.00%, 08/25/2037(b)	3,929	4,367	4.87%, 02/15/2044(a),(b)	14,000	15,765
5.00%, 12/25/2039	4,536	5,167			$514,946
6.50%, 02/25/2047	1,444	1,619
7.00%, 04/25/2032	3,414	4,035	Other Asset Backed Securities - 1.39%
9.00%, 05/25/2020	37	44	Ameriquest Mortgage Securities Inc
			0.67%, 07/25/2035(b)	14,844	10,015
Freddie Mac REMICS			0.72%, 09/25/2035(b)	9,500	7,006
1.15%, 02/15/2021(b)	20	20
3.00%, 02/15/2040	4,136	4,288	CNH Wholesale Master Note Trust
			1.89%, 12/15/2015(a),(b)	1,000	1,000
3.50%, 05/15/2032	8,979	9,469
3.50%, 06/15/2040	6,893	7,172	John Deere Owner Trust
4.00%, 06/15/2028(b)	20,829	1,686	0.99%, 06/15/2018	2,000	2,002
4.00%, 02/15/2035(b)	27,061	2,504	Merrill Lynch Mortgage Investors Inc
			1.26%, 07/25/2035(b)	6,000	4,894
4.00%, 01/15/2039(b)	14,826	2,625
4.00%, 05/15/2039	4,825	5,214			$24,917
4.00%, 09/15/2040	9,415	9,954	TOTAL BONDS		$543,402
4.50%, 05/15/2040	11,000	12,083	U.S. GOVERNMENT & GOVERNMENT	Principal
4.50%, 05/15/2040	5,000	5,538	AGENCY OBLIGATIONS - 68.27%	Amount (000's)	Value (000 's)
4.50%, 12/15/2040	7,047	7,294	Federal Home Loan Mortgage Corporation (FHLMC) - 22.68%
4.50%, 07/15/2041	10,807	12,024
4.75%, 12/15/2040	11,500	11,748	2.17%, 03/01/2036(b),(d)	$253	$255
			2.72%, 10/01/2032(b),(d)	4	4

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)			Federal Home Loan Mortgage Corporation (FHLMC)(continued)
3.00%, 01/01/2027(d)	$10,585	$11,096	6.00%, 02/01/2035(d)	$285	$318
3.00%, 02/01/2027(d)	5,349	5,596	6.00%, 02/01/2035(d)	4,609	5,140
3.00%, 02/01/2027(d)	12,872	13,466	6.00%, 10/01/2036(b),(d)	345	385
3.50%, 11/01/2026(d)	8,618	9,130	6.00%, 03/01/2037(d)	787	878
3.50%, 10/01/2041(d)	7,524	7,807	6.00%, 04/01/2037(d)	2,075	2,327
3.50%, 11/01/2041(d)	7,703	7,993	6.00%, 05/01/2037(d)	625	703
3.50%, 04/01/2042(d)	16,500	17,121	6.00%, 01/01/2038(b),(d)	236	263
4.00%, 08/01/2026(d)	8,677	9,200	6.00%, 01/01/2038(d)	1,582	1,774
4.00%, 08/01/2039(d)	8,497	8,976	6.00%, 03/01/2038(d)	303	334
4.00%, 10/01/2039(d)	8,214	8,677	6.00%, 04/01/2038(d)	627	699
4.00%, 10/01/2039(d)	14,207	15,006	6.00%, 07/01/2038(d)	1,854	2,056
4.00%, 09/01/2040(d)	6,666	7,045	6.00%, 10/01/2038(d)	1,171	1,300
4.00%, 10/01/2041(d)	9,894	10,520	6.50%, 11/01/2016(d)	224	249
4.50%, 08/01/2033(d)	1,415	1,512	6.50%, 06/01/2017(d)	72	80
4.50%, 08/01/2033(d)	1,992	2,128	6.50%, 12/01/2021(d)	876	986
4.50%, 11/01/2039(d)	9,189	9,804	6.50%, 04/01/2022(d)	764	860
4.50%, 12/01/2039(d)	13,749	14,669	6.50%, 05/01/2022(d)	409	461
4.50%, 02/01/2041(d)	12,977	13,879	6.50%, 08/01/2022(d)	152	171
4.50%, 03/01/2041(d)	9,394	10,143	6.50%, 05/01/2023(d)	121	135
5.00%, 10/01/2025(d)	384	420	6.50%, 07/01/2023(d)	5	5
5.00%, 12/01/2032(d)	406	440	6.50%, 01/01/2024(d)	20	23
5.00%, 02/01/2033(d)	2,911	3,152	6.50%, 07/01/2025(d)	3	3
5.00%, 08/01/2033(d)	4,399	4,852	6.50%, 07/01/2025(d)	3	3
5.00%, 08/01/2033(d)	4,169	4,590	6.50%, 09/01/2025(d)	2	3
5.00%, 01/01/2034(d)	2,720	2,948	6.50%, 09/01/2025(d)	1	1
5.00%, 05/01/2034(d)	544	589	6.50%, 10/01/2025(d)	8	9
5.00%, 05/01/2035(d)	604	653	6.50%, 10/01/2025(d)	11	13
5.00%, 07/01/2035(d)	23	25	6.50%, 04/01/2027(d)	5	5
5.00%, 07/01/2035(d)	300	330	6.50%, 02/01/2028(d)	1	2
5.00%, 10/01/2035(d)	54	59	6.50%, 03/01/2029(d)	24	27
5.00%, 11/01/2035(d)	2,328	2,568	6.50%, 03/01/2029(d)	156	179
5.00%, 10/01/2038(d)	9,304	9,973	6.50%, 04/01/2029(d)	2,115	2,439
5.00%, 06/01/2039(d)	10,666	11,696	6.50%, 04/01/2031(d)	600	689
5.00%, 09/01/2039(d)	14,381	15,863	6.50%, 06/01/2031(d)	1	2
5.00%, 01/01/2040(d)	13,677	14,797	6.50%, 10/01/2031(d)	236	270
5.00%, 06/01/2041(d)	10,863	11,859	6.50%, 01/01/2032(d)	2,023	2,317
5.50%, 04/01/2018(d)	212	229	6.50%, 02/01/2032(d)	40	46
5.50%, 11/01/2018(d)	2,768	3,032	6.50%, 02/01/2032(d)	5	6
5.50%, 01/01/2029(d)	11	12	6.50%, 04/01/2032(d)	33	38
5.50%, 03/01/2029(d)	7	8	6.50%, 08/01/2032(d)	115	132
5.50%, 05/01/2033(d)	86	95	6.50%, 08/01/2032(d)	46	52
5.50%, 10/01/2033(d)	70	77	6.50%, 04/01/2035(d)	33	37
5.50%, 12/01/2033(d)	4,637	5,092	6.50%, 02/01/2037(d)	145	165
5.50%, 12/01/2033(d)	1,843	2,024	6.50%, 09/01/2038(d)	8,651	9,829
5.50%, 09/01/2035(d)	8,671	9,498	7.00%, 07/01/2024(d)	10	12
5.50%, 10/01/2035(d)	10,571	11,629	7.00%, 01/01/2028(d)	989	1,151
5.50%, 12/01/2036(d)	14,067	15,360	7.00%, 06/01/2029(d)	399	477
5.50%, 07/01/2037(d)	226	247	7.00%, 01/01/2031(d)	5	5
5.50%, 12/01/2037(d)	9,311	10,242	7.00%, 03/01/2031(d)	72	85
5.50%, 04/01/2038(d)	181	200	7.00%, 04/01/2031(d)	225	269
5.50%, 05/01/2038(d)	452	495	7.00%, 06/01/2031(d)	26	31
5.50%, 05/01/2038(d)	3,611	3,935	7.00%, 10/01/2031(d)	201	237
5.50%, 08/01/2038(d)	8,170	8,957	7.00%, 04/01/2032(d)	591	692
6.00%, 04/01/2017(d)	449	480	7.00%, 01/01/2037(d)	1,033	1,208
6.00%, 04/01/2017(d)	356	387	7.50%, 03/01/2013(d)	21	22
6.00%, 05/01/2017(d)	487	521	7.50%, 12/01/2030(d)	4	4
6.00%, 07/01/2017(d)	27	30	7.50%, 02/01/2031(d)	6	7
6.00%, 01/01/2021(d)	158	172	7.50%, 02/01/2031(d)	92	112
6.00%, 06/01/2028(d)	33	37	8.00%, 08/01/2030(d)	2	2
6.00%, 05/01/2031(d)	303	340	8.00%, 11/01/2030(d)	2	2
6.00%, 10/01/2031(d)	13	15	8.00%, 12/01/2030(d)	41	46
6.00%, 02/01/2032(d)	41	45	8.50%, 04/01/2019(d)	8	9
6.00%, 09/01/2032(d)	617	691	8.50%, 07/01/2029(d)	201	251
6.00%, 11/01/2033(d)	2,194	2,457	9.00%, 09/01/2016(d)	2	2
6.00%, 11/01/2033(d)	2,260	2,531	9.00%, 05/01/2017(d)	1	1
6.00%, 05/01/2034(d)	5,310	5,922	9.00%, 05/01/2021(d)	2	2
6.00%, 05/01/2034(d)	4,419	4,855	9.00%, 09/01/2021(d)	1	2
6.00%, 09/01/2034(d)	370	413	9.00%, 01/01/2022(d)	2	2
6.00%, 01/01/2035(d)	6,260	6,896

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000 's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal National Mortgage Association (FNMA) (continued)
				5.50%, 06/01/2026(d)	$431	$474
9.00%, 08/01/2022(d)	$1	$1
				5.50%, 05/01/2033(d)	248	274
		$405,811		5.50%, 07/01/2033(d)	2,495	2,779
Federal National Mortgage Association (FNMA) - 29.12%				5.50%, 09/01/2033(d)	1,480	1,649
2.47%, 03/01/2028(b),(d)	18	18		5.50%, 02/01/2034(d)	9,553	10,403
3.00%, 12/01/2021(d)	9,461	9,972		5.50%, 04/01/2034(d)	2,428	2,674
3.00%, 02/01/2027(d)	9,889	10,340		5.50%, 09/01/2034(d)	1,770	1,949
3.00%, 11/01/2033(b),(d)	12	12		5.50%, 01/01/2035(d)	6,105	6,726
3.50%, 12/01/2026(d)	9,241	9,760		5.50%, 02/01/2035(d)	6,948	7,671
3.50%, 01/01/2041(d)	8,479	8,814		5.50%, 09/01/2035(d)	1,017	1,124
3.50%, 01/01/2041(d)	7,357	7,648		5.50%, 02/01/2037(d)	52	57
3.50%, 11/01/2041(d)	7,722	8,027		5.50%, 06/01/2037(d)	1,006	1,111
3.50%, 03/01/2042(d)	6,681	6,946		5.50%, 12/01/2037(d)	5,272	5,873
4.00%, 05/01/2025(d)	9,197	9,787		5.50%, 03/01/2038(d)	1,163	1,295
4.00%, 08/01/2039(d)	13,096	13,866		5.50%, 03/01/2038(d)	2,045	2,257
4.00%, 09/01/2040(d)	9,315	9,951		5.50%, 05/01/2038(d)	1,142	1,262
4.00%, 10/01/2040(d)	8,427	8,922		5.50%, 07/01/2038(d)	5,657	6,245
4.00%, 11/01/2040(d)	10,023	10,612		5.50%, 06/01/2040(d)	6,579	7,238
4.00%, 01/01/2041(d)	11,995	12,700		6.00%, 12/01/2016(d)	461	505
4.00%, 01/01/2041(d)	14,231	15,156		6.00%, 01/01/2017(d)	19	21
4.00%, 04/01/2041(d)	9,144	9,682		6.00%, 04/01/2017(d)	54	59
4.00%, 04/01/2041(d)	10,207	10,871		6.00%, 08/01/2017(d)	1,148	1,258
4.00%, 11/01/2041(d)	12,590	13,336		6.00%, 08/01/2018(d)	580	623
4.00%, 12/01/2041(d)	11,538	12,222		6.00%, 12/01/2022(d)	67	74
4.00%, 04/01/2042(d)	13,915	14,776		6.00%, 03/01/2029(d)	193	216
4.50%, 12/01/2019(d)	220	237		6.00%, 08/01/2031(d)	999	1,120
4.50%, 01/01/2020(d)	781	842		6.00%, 12/01/2031(d)	9	10
4.50%, 09/01/2025(d)	8,942	9,709		6.00%, 12/01/2031(d)	24	27
4.50%, 07/01/2039(d)	5,588	6,095		6.00%, 01/01/2032(d)	919	1,030
4.50%, 07/01/2039(d)	11,665	12,722		6.00%, 11/01/2032(d)	41	46
4.50%, 10/01/2039(d)	7,621	8,164		6.00%, 04/01/2033(d)	494	554
4.50%, 08/01/2040(d)	10,603	11,384		6.00%, 02/01/2034(d)	531	595
4.50%, 09/01/2040(d)	11,578	12,430		6.00%, 03/01/2034(d)	1,376	1,540
4.50%, 12/01/2040(d)	11,180	12,100		6.00%, 09/01/2034(d)	4,015	4,421
5.00%, 12/01/2017(d)	5,366	5,835		6.00%, 11/01/2037(d)	1,015	1,133
5.00%, 01/01/2018(d)	156	170		6.00%, 02/01/2038(d)	615	687
5.00%, 06/01/2018(d)	5,082	5,526		6.00%, 03/01/2038(d)	246	274
5.00%, 11/01/2018(d)	788	859		6.00%, 05/01/2038(d)	11,308	12,627
5.00%, 04/01/2019(d)	205	223		6.00%, 06/01/2038(d)	10,057	11,129
5.00%, 01/01/2026(d)	513	564		6.00%, 08/01/2038(d)	4,259	4,756
5.00%, 08/01/2033(d)	8,500	9,245		6.50%, 06/01/2016(d)	10	11
5.00%, 06/01/2034(d)	5,730	6,232		6.50%, 09/01/2024(d)	715	811
5.00%, 04/01/2035(d)	617	687		6.50%, 08/01/2028(d)	108	125
5.00%, 05/01/2035(d)	559	608		6.50%, 11/01/2028(d)	120	138
5.00%, 07/01/2035(d)	204	222		6.50%, 12/01/2028(d)	97	112
5.00%, 07/01/2035(d)	1,612	1,753		6.50%, 01/01/2029(d)	45	51
5.00%, 08/01/2035(d)	280	305		6.50%, 02/01/2029(d)	60	69
5.00%, 05/01/2038(d)	856	931		6.50%, 03/01/2029(d)	103	118
5.00%, 12/01/2039(d)	5,850	6,414		6.50%, 04/01/2029(d)	218	251
5.00%, 01/01/2040(d)	8,586	9,413		6.50%, 06/01/2031(d)	80	93
5.00%, 04/01/2040(d)	2,797	3,097		6.50%, 06/01/2031(d)	391	432
5.00%, 04/01/2040(d)	10,991	11,994		6.50%, 06/01/2031(d)	153	175
5.00%, 05/01/2040(d)	12,381	13,574		6.50%, 09/01/2031(d)	17	19
5.00%, 06/01/2040(d)	4,630	5,053		6.50%, 12/01/2031(d)	6	7
5.04%, 12/01/2033(b),(d)	345	371		6.50%, 01/01/2032(d)	187	214
5.50%, 09/01/2017(d)	146	160		6.50%, 03/01/2032(d)	795	910
5.50%, 09/01/2017(d)	16	18		6.50%, 04/01/2032(d)	47	54
5.50%, 12/01/2017(d)	1,202	1,315		6.50%, 04/01/2032(d)	792	907
5.50%, 03/01/2018(d)	163	178		6.50%, 08/01/2032(d)	360	413
5.50%, 06/01/2019(d)	53	58		6.50%, 11/01/2032(d)	167	194
5.50%, 06/01/2019(d)	29	32		6.50%, 11/01/2032(d)	277	320
5.50%, 07/01/2019(d)	40	44		6.50%, 11/01/2032(d)	623	721
5.50%, 07/01/2019(d)	85	93		6.50%, 12/01/2032(d)	856	981
5.50%, 07/01/2019(d)	27	30		6.50%, 02/01/2033(d)	679	778
5.50%, 07/01/2019(d)	148	162		6.50%, 07/01/2034(d)	1,717	1,965
5.50%, 07/01/2019(d)	11	12		6.50%, 07/01/2034(d)	935	1,073
5.50%, 08/01/2019(d)	183	200		6.50%, 02/01/2036(d)	5,793	6,528
5.50%, 08/01/2019(d)	30	34		6.50%, 04/01/2036(d)	46	53
5.50%, 09/01/2019(d)	177	194		6.50%, 08/01/2036(d)	298	340

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)(continued)
6.50%, 08/01/2036(d)	$672	$764
6.50%, 09/01/2036(d)	8,061	9,109	6.00%, 02/15/2024	$73	$84
6.50%, 10/01/2036(d)	214	245	6.00%, 02/15/2024	43	48
6.50%, 11/01/2036(d)	216	247	6.00%, 03/15/2024	22	25
6.50%, 07/01/2037(d)	140	160	6.00%, 04/20/2024	55	62
6.50%, 07/01/2037(d)	93	107	6.00%, 05/20/2024	39	44
6.50%, 08/01/2037(d)	333	376	6.00%, 05/20/2024	27	30
6.50%, 08/01/2037(d)	3,220	3,665	6.00%, 10/20/2024	48	55
6.50%, 10/01/2037(d)	11,651	13,250	6.00%, 09/20/2025	28	32
6.50%, 01/01/2038(d)	43	49	6.00%, 04/20/2026	176	199
6.50%, 02/01/2038(d)	98	112	6.00%, 10/20/2028	23	26
6.50%, 05/01/2038(d)	43	49	6.00%, 02/20/2029	237	269
			6.00%, 05/20/2032(b)	802	908
6.50%, 02/01/2039(d)	5,223	5,922
7.00%, 05/01/2022(d)	45	52	6.00%, 08/15/2032	104	118
7.00%, 08/01/2028(d)	176	206	6.00%, 09/15/2032	334	383
7.00%, 12/01/2028(d)	160	188	6.00%, 02/15/2033	49	56
7.00%, 04/01/2029(d)	75	90	6.00%, 07/20/2033	2,920	3,315
7.00%, 07/01/2029(d)	162	191	6.00%, 08/15/2038	1,114	1,268
7.00%, 11/01/2031(d)	771	905	6.50%, 09/15/2023	33	37
7.00%, 07/01/2032(d)	215	252	6.50%, 09/15/2023	37	43
7.50%, 12/01/2024(d)	190	225	6.50%, 09/15/2023	32	37
7.50%, 07/01/2029(d)	85	97	6.50%, 09/15/2023	23	26
7.50%, 02/01/2030(d)	107	124	6.50%, 10/15/2023	42	49
7.50%, 01/01/2031(d)	6	7	6.50%, 11/15/2023	8	10
7.50%, 05/01/2031(d)	7	7	6.50%, 12/15/2023	82	94
7.50%, 08/01/2032(d)	51	63	6.50%, 12/15/2023	48	56
8.00%, 05/01/2022(d)	12	14	6.50%, 12/15/2023	17	19
8.00%, 01/01/2025(d)	2	2	6.50%, 12/15/2023	30	34
8.00%, 01/01/2025(d)	1	1	6.50%, 01/15/2024	19	22
8.50%, 02/01/2023(d)	4	4	6.50%, 01/15/2024	31	36
8.50%, 09/01/2025(d)	3	3	6.50%, 01/15/2024	12	14
9.00%, 09/01/2030(d)	47	60	6.50%, 01/15/2024	47	55
			6.50%, 01/15/2024	37	43
		$520,882	6.50%, 01/15/2024	65	75
Government National Mortgage Association (GNMA) - 11.29%			6.50%, 01/15/2024	14	17
			6.50%, 03/15/2024	97	113
3.50%, 11/15/2041	7,970	8,410	6.50%, 03/15/2024	5	6
3.50%, 12/20/2041	10,904	11,498	6.50%, 04/15/2024	36	41
4.00%, 10/15/2041	16,941	18,366	6.50%, 04/20/2024	25	29
4.00%, 01/15/2042	11,754	12,732	6.50%, 07/15/2024	104	119
4.50%, 05/15/2039	10,016	10,967	6.50%, 01/15/2026	24	27
4.50%, 09/20/2039	12,865	14,097	6.50%, 03/15/2026	32	37
4.50%, 10/15/2039	8,883	9,814	6.50%, 07/20/2026	11	12
4.50%, 03/20/2040	14,314	15,702	6.50%, 02/15/2028	11	13
4.50%, 06/15/2041	5,702	6,259	6.50%, 10/20/2028	23	26
4.50%, 09/20/2041	13,805	15,165	6.50%, 03/20/2031	187	216
4.50%, 12/20/2041	6,836	7,510	6.50%, 04/20/2031	151	174
5.00%, 02/15/2034	542	604	6.50%, 07/15/2031	4	5
5.00%, 07/15/2039	4,483	4,973	6.50%, 10/15/2031	36	42
5.00%, 10/15/2039	8,409	9,383	6.50%, 07/15/2032	24	29
5.00%, 06/20/2041	9,880	10,967	6.50%, 04/20/2034	1,082	1,245
5.00%, 09/20/2041	10,358	11,497	6.50%, 05/20/2034	927	1,067
5.50%, 12/15/2013	2	2	6.80%, 04/20/2025	61	71
5.50%, 01/15/2014	28	31	7.00%, 11/15/2022	52	60
5.50%, 03/15/2014	14	16	7.00%, 11/15/2022	9	10
5.50%, 07/20/2033	4,364	4,900	7.00%, 12/15/2022	83	95
5.50%, 02/20/2034	4,717	5,295	7.00%, 12/15/2022	11	13
5.50%, 03/20/2034	4,427	4,969	7.00%, 01/15/2023	30	34
5.50%, 05/20/2035	566	632	7.00%, 01/15/2023	13	15
5.50%, 01/15/2039	1,622	1,822	7.00%, 01/15/2023	10	12
5.50%, 01/15/2039	570	641	7.00%, 02/15/2023	112	129
6.00%, 10/15/2023	206	234	7.00%, 03/15/2023	15	17
6.00%, 11/15/2023	59	66	7.00%, 07/15/2023	59	68
6.00%, 11/15/2023	86	97	7.00%, 07/15/2023	16	18
6.00%, 12/15/2023	58	66	7.00%, 07/15/2023	25	29
6.00%, 12/15/2023	63	72	7.00%, 08/15/2023	23	27
6.00%, 12/15/2023	3	3	7.00%, 10/15/2023	32	37
6.00%, 01/15/2024	19	22	7.00%, 12/15/2023	41	48
6.00%, 01/20/2024	18	20	7.00%, 12/15/2023	28	32
6.00%, 02/15/2024	54	61	7.00%, 01/15/2026	36	43

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Government National Mortgage Association (GNMA)(continued)			Government National Mortgage Association (GNMA)(continued)
7.00%, 05/15/2026	$8	$9	8.00%, 04/15/2017	$10	$10
7.00%, 01/15/2027	62	73	8.00%, 04/15/2017	13	13
7.00%, 03/15/2027	36	42	8.00%, 05/15/2017	8	8
7.00%, 10/15/2027	3	3	8.00%, 06/15/2017	4	4
7.00%, 10/15/2027	15	18	8.00%, 06/15/2017	9	9
7.00%, 10/15/2027	3	3	8.00%, 02/15/2022	35	41
7.00%, 11/15/2027	5	6	8.00%, 04/15/2022	38	43
7.00%, 11/15/2027	55	66	8.00%, 12/15/2030	12	14
7.00%, 12/15/2027	3	3	9.00%, 11/15/2021	120	140
7.00%, 12/15/2027	48	57	9.50%, 04/15/2016	3	3
7.00%, 02/15/2028	1	2	9.50%, 09/15/2016	1	1
7.00%, 02/15/2028	1	1	9.50%, 11/15/2016	7	7
7.00%, 04/15/2028	22	26	9.50%, 07/15/2017	23	23
7.00%, 04/15/2028	3	3	9.50%, 07/15/2017	15	15
7.00%, 05/15/2028	1	1	9.50%, 10/15/2017	9	10
7.00%, 06/15/2028	173	206	9.50%, 11/15/2017	17	18
7.00%, 12/15/2028	126	149	9.50%, 09/20/2018	55	58
7.00%, 01/15/2029	94	112	9.50%, 09/15/2020	11	11
7.00%, 03/15/2029	90	108	9.50%, 12/20/2020	23	23
7.00%, 04/15/2029	214	256	9.50%, 01/20/2021	3	3
7.00%, 04/15/2029	94	112	9.50%, 02/20/2021	2	2
7.00%, 05/15/2031	19	23	9.50%, 03/20/2021	2	3
7.00%, 06/20/2031	124	149	9.50%, 08/15/2021	129	153
7.00%, 07/15/2031	4	5			$201,938
7.00%, 09/15/2031	7	8
7.25%, 09/15/2025	40	46	U.S. Treasury - 4.63%
7.50%, 04/15/2017	37	37	1.75%, 10/31/2018	21,500	22,254
7.50%, 04/15/2017	4	4	3.13%, 05/15/2021	7,000	7,803
7.50%, 04/15/2017	16	18	4.13%, 05/15/2015	8,750	9,726
7.50%, 07/15/2018	10	10	4.25%, 11/15/2013	7,000	7,429
7.50%, 12/15/2021	7	7	4.25%, 11/15/2040	11,400	14,008
7.50%, 12/15/2021	32	32	4.88%, 08/15/2016	6,000	7,069
7.50%, 02/15/2022	17	18	6.25%, 08/15/2023	10,200	14,487
7.50%, 03/15/2022	6	6			$82,776
7.50%, 03/15/2022	4	5	U.S. Treasury Strip - 0.55%
7.50%, 03/15/2022	28	29	0.00%, 11/15/2015(e),(f)	4,000	3,942
7.50%, 04/15/2022	9	9	0.00%, 05/15/2020(e),(f)	6,800	5,969
7.50%, 04/15/2022	13	13			$9,911
7.50%, 04/15/2022	32	33	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 04/15/2022	13	15	OBLIGATIONS		$1,221,318
7.50%, 05/15/2022	14	14		Maturity
7.50%, 07/15/2022	45	46	REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value (000	's)
7.50%, 08/15/2022	53	56
7.50%, 08/15/2022	20	20	Banks- 1.89%
7.50%, 08/15/2022	13	14	Investment in Joint Trading Account; Credit	$7,156	$7,156
7.50%, 08/15/2022	3	3	Suisse Repurchase Agreement; 0.16%
7.50%, 08/15/2022	10	12	dated 04/30/12 maturing 05/01/12
7.50%, 02/15/2023	5	5	(collateralized by US Government
7.50%, 02/15/2023	13	14	Securities; $7,299,200; 0.00% - 11.25%;
7.50%, 05/15/2023	5	6	dated 02/15/15 - 08/15/39)
7.50%, 05/15/2023	18	18	Investment in Joint Trading Account; Deutsche	13,963	13,963
7.50%, 05/15/2023	69	73	Bank Repurchase Agreement; 0.20% dated
7.50%, 06/15/2023	19	22	04/30/12 maturing 05/01/12 (collateralized
7.50%, 10/15/2023	6	7	by US Government Securities;
7.50%, 11/15/2023	30	32	$14,242,341; 0.00% - 8.20%; dated
7.50%, 03/15/2024	41	49	05/01/12 - 07/15/37)
7.50%, 08/15/2024	2	2	Investment in Joint Trading Account; JP	5,236	5,236
7.50%, 04/15/2027	5	5	Morgan Repurchase Agreement; 0.18%
7.50%, 05/15/2027	20	20	dated 04/30/12 maturing 05/01/12
7.50%, 05/15/2027	8	8	(collateralized by US Government
7.50%, 06/15/2027	36	39	Securities; $5,340,878; 0.00% - 8.38%;
7.50%, 08/15/2029	189	230	dated 02/08/13 - 04/23/32)
7.50%, 09/15/2029	89	98
7.50%, 09/15/2029	60	64
7.50%, 10/15/2029	96	117
7.50%, 11/15/2029	91	98
7.50%, 11/15/2029	55	57
8.00%, 08/15/2016	26	26
8.00%, 12/15/2016	7	7
See accompanying notes			118

Schedule of Investments Government & High Quality Bond Fund April 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$7,473	$7,473
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$7,622,038; 1.50%; dated 07/31/16)
		$33,828
TOTAL REPURCHASE AGREEMENTS		$33,828
Total Investments		$1,798,548
Liabilities in Excess of Other Assets, Net - (0.54)%		$(9,659)
TOTAL NET ASSETS - 100.00%		$1,788,889

(a)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $147,656 or 8.25% of net assets.
(b) Variable Rate. Rate shown is in effect at April 30, 2012.
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $12,967 or 0.72% of net assets.
(d)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(e) Non-Income Producing Security
(f) Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$66,939
Unrealized Depreciation		(9,397)
Net Unrealized Appreciation (Depreciation)		$57,542
Cost for federal income tax purposes		$1,741,006

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		91 .88%
Government		5.18%
Financial		1.89%
Asset Backed Securities		1.59%
Liabilities in Excess of Other Assets, Net		(0.54)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 0.22%	Shares Held		Value (000 's)		Principal

Automobile Manufacturers - 0.20%				BONDS (continued)	Amount (000's)		Value (000 's)
New Flyer Industries Inc		1,000,000	$7,592	Banks (continued)
				CIT Group Inc (continued)
				7.00%, 5/2/2017(d)		$77,076	$77,269
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)		250,000	—	Fifth Third Capital Trust IV
				6.50%, 4/15/2037(e)		10,140	10,039
Neuro-Hitech Inc - Warrants (a),(b),(c)		125,000	—
				HBOS Capital Funding No2 LP
			$—	6.07%, 6/29/2049(d),(e)		7,240	4,815
Food Service - 0.00%				LBG Capital No.1 PLC
FU JI Food and Catering Services Holdings		962,000	—	8.00%, 12/29/2049(d),(e)		27,630	22,933
Ltd (a),(b),(c)				RBS Capital Trust I
				0.00%, 12/29/2049(a)		20,802	13,105
				RBS Capital Trust III
Pipelines - 0.02%				0.00%, 9/29/2049(a)		17,120	10,786
Energy Maintenance Services LLC (a),(b),(c)	12,298,000		922
				Regions Bank/Birmingham AL
				7.50%, 5/15/2018		11,380	12,859
Semiconductors - 0.00%							$206,288
Tower Semiconductor Ltd - Warrants (a),(b)		225,800	7
Tower Semiconductor Ltd - Warrants (a),(b)		3,821,912	115	Building Materials - 0.11%
				Spie BondCo 3 SCA
			$122	11.00%, 8/15/2019(d)	EUR	700	908
TOTAL COMMON STOCKS			$8,636	USG Corp
PREFERRED STOCKS - 0.58%	Shares Held		Value (000 's)	7.88%, 3/30/2020(d)		$3,190	3,278
Banks - 0.54%							$4,186
Ally Financial Inc (d)		24,000	20,370
				Chemicals - 3.55%
				CF Industries Inc
Finance - Mortgage Loan/Banker - 0.04%				7.13%, 5/1/2020		18,181	21,726
Freddie Mac - Series Z (a)		1,300,000	1,625	Ineos Finance PLC
				7.50%, 5/1/2020(d),(f)		5,235	5,379
TOTAL PREFERRED STOCKS			$21,995	LyondellBasell Industries NV
	Principal			5.75%, 4/15/2024(d)		27,205	28,089
BONDS - 83.40%	Amount (000's)		Value (000 's)	6.00%, 11/15/2021(d)		30,140	32,551
				NOVA Chemicals Corp
Agriculture - 0.27%				8.63%, 11/1/2019		8,837	10,074
Southern States Cooperative Inc				Taminco Global Chemical Corp
11.25%, 5/15/2015(d)		$9,770	$10,478	9.75%, 3/31/2020(d)		36,015	37,636
							$135,455

Airlines - 0.44%				Coal - 1.97%
United Airlines 2007-1 Class C Pass Through				Alpha Natural Resources Inc
Trust				6.25%, 6/1/2021		9,575	8,929
3.06%, 7/2/2014(c),(e)		8,651	8,305
				Arch Coal Inc
US Airways 2001-1G Pass Through Trust				7.00%, 6/15/2019(d)		5,595	5,007
7.08%, 3/20/2021(c)		8,334	8,376	7.25%, 6/15/2021(d)		7,995	7,136
			$16,681	8.75%, 8/1/2016		10,180	10,205
Automobile Manufacturers - 1.61%				Berau Coal Energy Tbk PT
				7.25%, 3/13/2017(d)		2,000	1,995
Chrysler Group LLC/CG Co-Issuer Inc
8.00%, 6/15/2019		39,035	40,401	Consol Energy Inc
Ford Motor Co				6.38%, 3/1/2021		6,900	6,486
7.45%, 7/16/2031		1,550	1,975	8.00%, 4/1/2017		22,215	23,437
Jaguar Land Rover PLC Peabody Energy Corp
7.75%, 5/15/2018 (d)		2,195	2,288	6.25%, 11/15/2021 (d)		11,780	11,927
8.13%, 5/15/2021(d)		2,535	2,649				$75,122
New Flyer Industries Canada ULC				Commercial Services - 1.72%
14.00%, 8/19/2020(b),(c),(d)	CAD	13,600	14,318
				BakerCorp International Inc
			$61,631	8.25%, 6/1/2019(d)		7,210	7,354
Automobile Parts & Equipment - 0.07%				Emergency Medical Services Corp
Cooper Tire & Rubber Co				8.13%, 6/1/2019		6,845	7,016
8.00%, 12/15/2019		$2,350	2,544	Hertz Corp/The
				6.75%, 4/15/2019(d)		8,765	9,149
				RSC Equipment Rental Inc/RSC Holdings III
Banks - 5.41%				LLC
Ally Financial Inc				8.25%, 2/1/2021		11,045	11,929
4.50%, 2/11/2014		11,115	11,226	UR Financing Escrow Corp
5.50%, 2/15/2017		7,380	7,542	5.75%, 7/15/2018(d)		8,625	8,905
8.00%, 3/15/2020		11,965	13,706	7.63%, 4/15/2022(d)		19,950	21,097
Bank of America Corp							$65,450
8.00%, 12/29/2049(e)		3,600	3,714
CIT Group Inc				Computers - 2.50%
4.75%, 2/15/2015(d)		6,540	6,671	Seagate HDD Cayman
5.25%, 3/15/2018		11,285	11,623	6.88%, 5/1/2020		42,320	45,388

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Computers (continued)				Electric (continued)
Seagate HDD Cayman (continued)				NRG Energy Inc
7.00%, 11/1/2021(d)	$12,540	$13,606		7.38%, 1/15/2017		$9,555	$9,925
7.75%, 12/15/2018	9,698	10,692		8.25%, 9/1/2020		7,105	7,123
Seagate Technology International/Cayman							$102,953
Islands
10.00%, 5/1/2014(d)	8,834	9,960		Electrical Components & Equipment - 0.14%
				Norcell Sweden Holding 2 AB
Spansion LLC				10.75%, 9/29/2019(d)	EUR	4,000	5,454
7.88%, 11/15/2017	16,065	15,824
		$95,470

Consumer Products - 1.87%				Electronics - 0.66%
				Rexel SA
ACCO Brands Corp				6.13%, 12/15/2019(d)		$2,000	2,030
7.63%, 8/15/2015	1,480	1,517		Viasystems Inc
Reynolds Group Issuer Inc / Reynolds Group				7.88%, 5/1/2019(d)		15,865	16,063
Issuer LLC / Reynolds Group Issuer				12.00%, 1/15/2015(d)		6,585	7,096
(Luxembourg) S.A.
7.13%, 4/15/2019(d)	12,995	13,580					$25,189
7.88%, 8/15/2019(d)	4,690	5,065		Entertainment - 4.25%
9.00%, 4/15/2019(d)	15,815	15,894		CCM Merger Inc
9.88%, 8/15/2019(d)	25,975	27,079		9.13%, 5/1/2019(d)		22,285	22,647
9.88%, 8/15/2019(d)	7,973	8,312		Lions Gate Entertainment Inc
		$71,447		10.25%, 11/1/2016(d)		22,060	24,266
Diversified Financial Services - 5.10%
Aircastle Ltd				Peninsula Gaming LLC / Peninsula Gaming Corp
7.63%, 4/15/2020(d)	4,050	4,111		8.38%, 8/15/2015		23,220	24,512
9.75%, 8/1/2018(d)	870	955		10.75%, 8/15/2017		18,050	19,900
9.75%, 8/1/2018	17,285	19,057		Regal Entertainment Group
				9.13%, 8/15/2018		13,440	14,885
Credit Acceptance Corp				WMG Acquisition Corp
9.13%, 2/1/2017	23,710	25,785		9.50%, 6/15/2016		13,410	14,650
DVI Inc				9.50%, 6/15/2016 (d)		5,705	6,233
0.00%, 2/1/2004(a),(b)	8,575	1,536
0.00%, 2/1/2004(a),(b)	6,850	1,227		11.50%, 10/1/2018		22,465	24,487
Ford Motor Credit Co LLC				WMG Holdings Corp
3.88%, 1/15/2015	39,130	40,554		13.75%, 10/1/2019		10,235	10,772
4.25%, 2/3/2017	8,500	8,867					$162,352
5.88%, 8/2/2021	3,870	4,373		Environmental Control - 0.50%
Icahn Enterprises LP / Icahn Enterprises				Clean Harbors Inc
Finance Corp				7.63%, 8/15/2016		10,497	11,022
8.00%, 1/15/2018	16,630	17,773		EnergySolutions Inc / EnergySolutions LLC
ILFC E-Capital Trust II				10.75%, 8/15/2018		7,860	8,155
6.25%, 12/21/2065(d),(e)	12,740	9,428					$19,177
International Lease Finance Corp
5.65%, 6/1/2014	2,335	2,387		Food - 1.22%
6.25%, 5/15/2019	14,540	14,683		Aramark Corp
8.62%, 9/15/2015(e)	9,690	10,732		8.50%, 2/1/2015		7,095	7,273
8.63%, 1/15/2022	4,155	4,753		Del Monte Corp
Springleaf Finance Corp				7.63%, 2/15/2019		26,125	26,386
6.90%, 12/15/2017	13,790	11,256		Pinnacle Foods Finance LLC / Pinnacle Foods
SquareTwo Financial Corp				Finance Corp
11.63%, 4/1/2017	16,825	16,068		8.25%, 9/1/2017		5,110	5,532
TRAINS HY-1-2006				9.25%, 4/1/2015		7,170	7,349
7.22%, 5/1/2016(d),(e)	1,230	1,212					$46,540
		$194,757		Forest Products & Paper - 1.62%
Electric - 2.70%				Exopack Holding Corp
Edison Mission Energy				10.00%, 6/1/2018		22,220	23,109
7.00%, 5/15/2017	12,122	7,576		Longview Fibre Paper & Packaging Inc
				8.00%, 6/1/2016(d)		8,845	8,934
Elwood Energy LLC
8.16%, 7/5/2026	9,364	9,528		Monaco SpinCo Inc
				6.75%, 4/30/2020(d),(f)		4,775	4,942
Energy Future Holdings Corp
9.75%, 10/15/2019	10,621	11,046		PE Paper Escrow GmbH
10.00%, 1/15/2020(e)	5,175	5,635		12.00%, 8/1/2014(d)		4,865	5,254
				Sappi Papier Holding GmbH
Energy Future Intermediate Holding Co LLC				7.50%, 6/15/2032(d)		11,770	9,504
9.75%, 10/15/2019	3,829	3,982
GenOn REMA LLC				Verso Paper Holdings LLC / Verso Paper Inc
9.68%, 7/2/2026(c)	10,000	9,500		11.75%, 1/15/2019(d)		9,340	10,017
Indiantown Cogeneration LP							$61,760
9.77%, 12/15/2020	6,579	6,853
Mirant Mid Atlantic Pass Through Trust C
10.06%, 12/30/2028	31,010	31,785

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Healthcare - Products - 1.38%					Lodging (continued)
Angiotech Pharmaceuticals Inc					MGM Resorts International(continued)
5.00%, 12/1/2013(e)		$34,075	$32,712		11.38%, 3/1/2018		$785	$935
Biomet Inc					10.00%, 11/1/2016		14,935	16,802
10.38%, 10/15/2017		12,720	13,754		Wyndham Worldwide Corp
10.00%, 10/15/2017		5,575	6,014		7.38%, 3/1/2020		12,560	15,015
			$52,480					$75,851

Healthcare - Services - 4.59%					Media - 5.98%
AMERIGROUP Corp					Cablevision Systems Corp
7.50%, 11/15/2019		12,265	13,369		8.00%, 4/15/2020		14,880	16,070
Centene Corp					Clear Channel Worldwide Holdings Inc
5.75%, 6/1/2017		16,793	17,066		7.63%, 3/15/2020(d)		1,500	1,459
Fresenius Medical Care US Finance II Inc					7.63%, 3/15/2020(d)		10,500	10,395
5.88%, 1/31/2022(d)		7,825	7,952		CSC Holdings LLC
Fresenius Medical Care US Finance Inc					6.75%, 11/15/2021(d)		4,685	4,861
6.50%, 9/15/2018(d)		4,895	5,238		Cumulus Media Holdings Inc
HCA Inc					7.75%, 5/1/2019		20,377	19,282
7.25%, 9/15/2020		29,885	33,098		DISH DBS Corp
7.50%, 11/6/2033		6,000	5,700		6.75%, 6/1/2021		40,955	44,846
8.50%, 4/15/2019		32,650	36,629		7.75%, 5/31/2015		5,530	6,221
Health Management Associates Inc					7.88%, 9/1/2019		28,160	32,595
7.38%, 1/15/2020(d)		10,840	11,287		Kabel BW GmbH
Multiplan Inc					7.50%, 3/15/2019(d)		7,265	7,755
9.88%, 9/1/2018(d)		34,570	37,508		Nara Cable Funding Ltd
Radnet Management Inc					8.88%, 12/1/2018(d)		7,970	7,293
10.38%, 4/1/2018		7,240	7,186		TVN Finance Corp II AB
			$175,033		10.75%, 11/15/2017(d)	EUR	3,485	4,821
					Unitymedia Hessen GmbH & Co KG /
Holding Companies - Diversified - 0.13%					Unitymedia NRW GmbH
Polish Television Holding BV					8.13%, 12/1/2017(d)		$16,305	17,487
11.25%, 5/15/2017(d),(e)	EUR	3,745	4,957
					Univision Communications Inc
					6.88%, 5/15/2019(d)		8,735	8,833
Insurance - 1.24%					7.88%, 11/1/2020(d)		1,485	1,548
CNO Financial Group Inc					8.50%, 5/15/2021(d)		31,020	30,632
9.00%, 1/15/2018(d)		$5,955	6,461		Videotron Ltee
Liberty Mutual Group Inc					5.00%, 7/15/2022(d)		14,150	14,115
7.00%, 3/15/2037(d),(e)		20,172	18,155					$228,213
10.75%, 6/15/2058(d),(e)		700	952
					Metal Fabrication & Hardware - 0.21%
Lincoln National Corp					Eco-Bat Finance PLC
7.00%, 5/17/2066 (e)		10,860	10,534		7.75%, 2/15/2017(d)	EUR	750	983
XL Group PLC
6.50%, 12/31/2049(e)		13,292	11,066		Schaeffler Finance BV
					7.75%, 2/15/2017(d)		$3,000	3,180
			$47,168		8.50%, 2/15/2019(d)		3,415	3,662
Internet - 1.33%								$7,825
Equinix Inc
7.00%, 7/15/2021		7,180	7,844		Mining - 1.00%
					FMG Resources August 2006 Pty Ltd
8.13%, 3/1/2018		2,990	3,304		6.88%, 2/1/2018(d)		13,610	13,984
Open Solutions Inc					8.25%, 11/1/2019(d)		14,720	15,935
9.75%, 2/1/2015(d)		21,225	19,023
					Midwest Vanadium Pty Ltd
Zayo Group LLC/Zayo Capital Inc					11.50%, 2/15/2018(d)		12,060	8,080
10.25%, 3/15/2017		18,255	20,446
			$50,617					$37,999
					Oil & Gas - 7.00%
Investment Companies - 0.11%					Antero Resources Finance Corp
Offshore Group Investments Ltd					7.25%, 8/1/2019(d)		11,730	12,082
11.50%, 8/1/2015(d)		4,000	4,375
					Carrizo Oil & Gas Inc
					8.63%, 10/15/2018		14,150	14,999
Iron & Steel - 0.35%					Chaparral Energy Inc
AK Steel Corp					7.63%, 11/15/2022(d),(f)		4,685	4,779
8.38%, 4/1/2022		13,995	13,505		8.25%, 9/1/2021		11,670	12,428
					8.88%, 2/1/2017(e)		7,935	8,317
					9.88%, 10/1/2020		17,705	19,874
Lodging - 1.99%					Chesapeake Energy Corp
Caesars Entertainment Operating Co Inc
11.25%, 6/1/2017		12,600	13,923		6.13%, 2/15/2021		23,055	21,787
Mandalay Resort Group					9.50%, 2/15/2015		1,005	1,095
					Concho Resources Inc
7.63%, 7/15/2013		3,737	3,826		5.50%, 10/1/2022		12,000	12,000
MGM Resorts International
7.50%, 6/1/2016		8,290	8,622		7.00%, 1/15/2021		10,270	11,169
8.63%, 2/1/2019(d)		15,400	16,728
See accompanying notes					122

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Oil & Gas (continued)				Pipelines (continued)
GMX Resources Inc				NGPL PipeCo LLC
11.00%, PIK 4.00%, 12/1/2017(d),(e),(g)	$3,158	$2,684		7.12%, 12/15/2017(d)		$3,960	$3,829
Hilcorp Energy I LP/Hilcorp Finance Co				Regency Energy Partners LP / Regency
7.63%, 4/15/2021(d)	2,040	2,203		Energy Finance Corp
8.00%, 2/15/2020(d)	20,990	22,931		6.50%, 7/15/2021		4,200	4,452
Kodiak Oil & Gas Corp				6.88%, 12/1/2018		10,560	11,194
8.13%, 12/1/2019(d)	5,565	5,899		9.38%, 6/1/2016		11,105	12,160
Linn Energy LLC/Linn Energy Finance Corp							$174,749
6.50%, 5/15/2019(d)	15,150	15,226
7.75%, 2/1/2021	7,290	7,691		REITS- 0.42%
8.63%, 4/15/2020	6,440	7,036		DuPont Fabros Technology LP
Petroleum Development Corp				8.50%, 12/15/2017		10,655	11,747
12.00%, 2/15/2018	18,410	19,883		Host Hotels & Resorts LP
Pioneer Natural Resources Co				6.88%, 11/1/2014		4,341	4,417
7.50%, 1/15/2020	9,495	11,703					$16,164
Precision Drilling Corp				Retail - 1.61%
6.50%, 12/15/2021	8,790	9,142		AmeriGas Finance LLC/AmeriGas Finance
6.63%, 11/15/2020	10,320	10,759		Corp
Samson Investment Co				6.75%, 5/20/2020		3,120	3,190
9.75%, 2/15/2020(d)	8,095	8,449		AmeriGas Partners LP/AmeriGas Finance
SandRidge Energy Inc				Corp
8.13%, 10/15/2022(d)	12,000	12,450		6.25%, 8/20/2019		8,810	8,898
Venoco Inc				AutoNation Inc
11.50%, 10/1/2017	11,905	12,708		5.50%, 2/1/2020		12,250	12,495
		$267,294		Rite Aid Corp
Oil & Gas Services - 0.30%				9.75%, 6/12/2016		12,200	13,573
Cie Generale de Geophysique - Veritas				Suburban Propane Partners LP/Suburban
9.50%, 5/15/2016	10,610	11,618		Energy Finance Corp
				7.38%, 3/15/2020		7,405	7,831
				Toys R Us Property Co II LLC
Packaging & Containers - 1.04%				8.50%, 12/1/2017		15,025	15,626
ARD Finance SA							$61,613
11.13%, PIK 11.13%, 6/1/2018(d),(g)	2,437	2,443
Crown Cork & Seal Co Inc				Savings & Loans - 0.00%
7.38%, 12/15/2026	11,053	11,550		Washington Mutual Bank / Henderson NV
Plastipak Holdings Inc				0.00%, 10/31/2008(a),(c)		3,500	—
8.50%, 12/15/2015(d)	5,805	5,979		0.00%, 1/15/2013(a),(c)		3,000	—
10.63%, 8/15/2019(d)	3,070	3,500		0.00%, 1/15/2015(a),(c),(e)		2,000	—
Sealed Air Corp							$—
8.38%, 9/15/2021(d)	14,310	16,242
				Semiconductors - 0.39%
		$39,714		Jazz Technologies Inc
				8.00%, 6/30/2015(d)		1	—
Pharmaceuticals - 0.77%
Endo Pharmaceuticals Holdings Inc				8.00%, 6/30/2015		18,487	14,813
7.00%, 7/15/2019	6,320	6,747					$14,813
7.25%, 1/15/2022	11,330	12,151		Software - 0.72%
Mylan Inc/PA				First Data Corp
7.88%, 7/15/2020(d)	9,370	10,494		7.38%, 6/15/2019(d)		20,945	21,416
		$29,392		Serena Software Inc
Pipelines - 4.58%				10.38%, 3/15/2016		6,038	6,219
Chesapeake Midstream Partners LP / CHKM							$27,635
Finance Corp				Sovereign - 0.29%
5.88%, 4/15/2021	5,592	5,312		Mexican Bonos
El Paso Corp				8.00%, 12/19/2013(e)	MXN	138,474	11,185
7.75%, 1/15/2032	14,950	17,082
Energy Transfer Equity LP
7.50%, 10/15/2020	9,390	10,399		Telecommunications - 10.05%
Enterprise Products Operating LLC				Clearwire Communications LLC/Clearwire
8.38%, 8/1/2066	45,380	49,237		Finance Inc
Everest Acquisition LLC/Everest Acquisition				14.75%, 12/1/2016(d)		$5,850	5,821
Finance Inc				12.00%, 12/1/2015(d)		22,110	20,396
6.88%, 5/1/2019(d)	6,615	6,946		Digicel Group Ltd
9.38%, 5/1/2020(d)	11,360	12,098		9.13%, 1/15/2015(d)		14,780	14,876
MarkWest Energy Partners LP / MarkWest				10.50%, 4/15/2018(d)		8,250	9,044
Energy Finance Corp				Digicel Ltd
6.25%, 6/15/2022	15,650	16,472		8.25%, 9/1/2017(d)		4,200	4,379
6.50%, 8/15/2021	22,500	23,850		12.00%, 4/1/2014(d)		10,800	12,015
6.75%, 11/1/2020	1,565	1,718		Eileme 2 AB
				11.63%, 1/31/2020(d)		12,150	12,514

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000	's)

Telecommunications (continued)					Telecommunications - 0.13%
Goodman Networks Inc					Clearwire Communications LLC/Clearwire
12.13%, 7/1/2018(d)		$12,780	$12,780		Finance Inc
Intelsat Jackson Holdings SA					8.25%, 12/1/2040(d)	$8,170	$4,861
7.25%, 10/15/2020		18,335	19,160
7.25%, 10/15/2020(d)		6,165	6,427		TOTAL CONVERTIBLE BONDS		$8,985
11.25%, 6/15/2016		3,815	4,011		SENIOR FLOATING RATE INTERESTS - 10.23%	Principal
Intelsat Luxembourg SA						Amount (000's)	Value (000	's)
11.50%, 2/4/2017		10,959	11,425
11.25%, 2/4/2017		36,810	38,190		Automobile Parts & Equipment - 0.09%
Level 3 Communications Inc					HHI Holdings LLC, Term Loan B
					7.00%, 3/18/2017(e)	$3,312	$3,312
11.88%, 2/1/2019		21,918	24,876
Level 3 Financing Inc
8.13%, 7/1/2019(d)		17,535	18,017		Chemicals - 0.23%
10.00%, 2/1/2018		12,280	13,447		AZ Chemical US Inc, Term Loan B
Nextel Communications Inc					3.21%, 12/6/2017(e)	8,677	8,823
7.38%, 8/1/2015		39,845	38,650
NII Capital Corp
7.63%, 4/1/2021		21,115	19,637		Commercial Services - 1.33%
Sprint Nextel Corp					United Rentals Inc, Bridge Loan
7.00%, 3/1/2020(d)		7,965	8,124		0.00%, 12/15/2012(c),(e),(h),(i)	20,938	20,938
9.00%, 11/15/2018(d)		26,610	29,304		0.00%, 12/15/2012(c),(e),(h),(i)	29,662	29,661
9.13%, 3/1/2017(d)		8,165	8,104				$50,599
UPCB Finance III Ltd					Diversified Financial Services - 0.26%
6.63%, 7/1/2020(d)		6,500	6,597
					Nuveen Investments Inc, Term Loan
UPCB Finance V Ltd					8.25%, 2/23/2019(e)	9,800	9,996
7.25%, 11/15/2021(d)		6,475	6,815
Virgin Media Finance PLC
5.25%, 2/15/2022		3,170	3,170		Electric - 0.56%
8.38%, 10/15/2019		1,410	1,583		Dynegy Power LLC, Term Loan
Wind Acquisition Finance SA					9.25%, 8/5/2016(e)	8,721	9,119
7.25%, 2/15/2018(d)		9,450	8,930		Texas Competitive Electric Holdings Co LLC,
11.75%, 7/15/2017(d)	EUR	950	1,173		Term Loan NON-EXT
11.75%, 7/15/2017(d)		$7,167	7,042		3.74%, 10/10/2014(e)	21,533	12,328
Wind Acquisition Holdings Finance SA							$21,447
12.25%, PIK 14.78%, 7/15/2017(d),(g)		19,410	16,935
					Electronics - 0.45%
			$383,442		Viasystems Inc, Bridge Loan
Transportation - 2.21%					0.00%, 4/15/2013(c),(e),(h),(i)	17,100	17,100
Kansas City Southern de Mexico SA de CV
6.13%, 6/15/2021		14,519	15,971		Entertainment - 0.88%
Navios Maritime Acquisition Corp / Navios					CCM Merger Inc, Term Loan B
Acquisition Finance US Inc					6.00%, 2/1/2017(e)	21,098	21,142
8.63%, 11/1/2017		15,040	13,987		Summit Entertainment LLC, Term Loan B
Navios Maritime Holdings Inc / Navios					6.75%, 9/7/2016(e)	12,540	12,539
Maritime Finance US Inc							$33,681
8.88%, 11/1/2017		7,915	8,133
PHI Inc					Food - 0.13%
8.63%, 10/15/2018		7,420	7,605		Pinnacle Foods Finance LLC / Pinnacle Foods
Ship Finance International Ltd					Finance Corp, Term Loan E
8.50%, 12/15/2013		10,540	10,514		0.00%, 9/29/2018(e),(h)	4,855	4,859
Swift Services Holdings Inc
10.00%, 11/15/2018		25,885	28,279		Forest Products & Paper - 0.40%
			$84,489		Exopack LLC, Term Loan B
TOTAL BONDS			$3,183,065		6.50%, 5/6/2017(e)	4,977	4,953
	Principal				NewPage Corp, DIP Term Loan
CONVERTIBLE BONDS - 0.23%	Amount (000's)		Value (000	's)	8.00%, 3/8/2013(e)	10,365	10,447
Food Service - 0.10%							$15,400
FU JI Food and Catering Services Holdings					Healthcare - Products - 0.22%
Ltd					Kinetic Concepts Inc, Term Loan B1
0.00%, 10/26/2009(a),(b),(c)	CNY	245,000	3,494		7.00%, 4/20/2018(e)	8,105	8,267
0.00%, 11/9/2009(a),(c)	HKD	46,500	540
			$4,034
					Healthcare - Services - 0.27%
Pharmaceuticals - 0.00%					Multiplan Inc, Term Loan B-NEW
Vion Pharmaceuticals Inc					4.68%, 8/26/2017(e)	10,467	10,435
0.00%, 2/15/2012(a),(c)		$4,500	90

					Insurance - 1.49%
					Asurion LLC, Term Loan
					9.00%, 5/10/2019(e)	21,420	21,718

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS(continued)	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS - 3.32%	Amount (000's)	Value (000	's)

Insurance (continued)				U.S. Treasury - 3.32%
Asurion LLC, Term Loan B				1.00%, 9/30/2016(j)	$62,500	$63,345
5.50%, 5/10/2018(e)	$17,095	$17,100		1.38%, 9/30/2018	62,500	63,281
CNO Financial Group Inc, Term Loan B1						$126,626
6.25%, 9/30/2016(e)	1,141	1,145		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Lone Star Intermediate Super Holdings LLC,				OBLIGATIONS		$126,626
Term Loan					Maturity
11.00%, 8/16/2019(e)	16,290	16,711		REPURCHASE AGREEMENTS - 3.82%	Amount (000's)	Value (000	's)
		$56,674
				Banks - 3.82%
Internet - 0.45%				Investment in Joint Trading Account; Credit	$30,827	$30,827
Open Solutions Inc, Term Loan B				Suisse Repurchase Agreement; 0.16%
2.60%, 1/23/2014(e)	17,634	16,857		dated 04/30/12 maturing 05/01/12
Zayo Group LLC, Term Loan B				(collateralized by US Government
7.00%, 11/7/2016(e)	499	498		Securities; $31,443,623; 0.00% - 11.25%;
		$17,355		dated 02/15/15 - 08/15/39)
				Investment in Joint Trading Account; Deutsche	60,151	60,150
Lodging - 0.83%				Bank Repurchase Agreement; 0.20% dated
Caesars Entertainment Operating Co Inc, Term				04/30/12 maturing 05/01/12 (collateralized
Loan B4				by US Government Securities;
9.50%, 10/31/2016(e)	21,257	21,820		$61,353,410; 0.00% - 8.20%; dated
Caesars Entertainment Operating Co Inc, Term				05/01/12 - 07/15/37)
Loan B6
5.49%, 1/28/2018(e)	10,826	9,908		Investment in Joint Trading Account; JP	22,557	22,556
				Morgan Repurchase Agreement; 0.18%
		$31,728		dated 04/30/12 maturing 05/01/12
Media - 0.33%				(collateralized by US Government
Cumulus Media Holdings Inc, Term Loan				Securities; $23,007,529; 0.00% - 8.38%;
7.50%, 1/14/2019(e)	3,200	3,250		dated 02/08/13 - 04/23/32)
				Investment in Joint Trading Account; Merrill	32,191	32,191
Univision Communications Inc, Term Loan EXT				Lynch Repurchase Agreement; 0.17%
4.49%, 3/31/2017(e)	10,169	9,496		dated 04/30/12 maturing 05/01/12
		$12,746		(collateralized by US Government Security;
				$32,834,351; 1.50%; dated 07/31/16)
Metal Fabrication & Hardware - 0.21%						$145,724
Schaeffler AG, Term Loan C2				TOTAL REPURCHASE AGREEMENTS		$145,724
6.00%, 2/14/2017(e)	8,045	8,071
				Total Investments		$3,885,680
				Liabilities in Excess of Other Assets, Net - (1.80)%		$(68,892)
Oil & Gas - 0.56%				TOTAL NET ASSETS - 100.00%		$3,816,788
SandRidge Energy Inc, Bridge Loan
0.00%, 2/1/2013(c),(e),(h),(i)	21,300	21,300
				(a) Non-Income Producing Security
				(b) Security is Illiquid
Pipelines - 0.70%				(c)	Market value is determined in accordance with procedures established in
Everest Acquisition LLC, Bridge Loan				good faith by the Board of Directors. At the end of the period, the value of
0.00%, 3/29/2013(c),(e),(h),(i)	17,100	17,100		these securities totaled $160,144 or 4.20% of net assets.

Everest Acquisition LLC, Term Loan				(d)	Security exempt from registration under Rule 144A of the Securities Act of
0.00%, 4/10/2018(e),(h)	1,095	1,106		1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Ruby Pipeline LLC, Term Loan				indicated, these securities are not considered illiquid. At the end of the
0.00%, 2/15/2017(c),(e),(h),(i)	8,500	8,500		period, the value of these securities totaled $1,245,307 or 32.63% of net assets.

		$26,706
REITS - 0.11%
iStar Financial Inc, Term Loan A1				(e)	Variable Rate. Rate shown is in effect at April 30, 2012.
5.25%, 6/28/2013(e)	1,435	1,433		(f)	Security purchased on a when-issued basis.
iStar Financial Inc, Term Loan A2				(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7.00%, 6/30/2014(e)	2,890	2,890
		$4,323		(h)	This Senior Floating Rate Note will settle after April 30, 2012, at which
				time the interest rate will be determined.
Software - 0.32%				(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
First Data Corp, Term Loan EXT-NEW
5.24%, 3/24/2017(e)	12,607	12,031		(j)	Security or a portion of the security was pledged to cover margin
				requirements for swap and/or swaption contracts. At the end of the period,
Telecommunications - 0.41%				the value of these securities totaled $2,234 or 0.06% of net assets.
Intelsat Jackson Holdings SA, Term Loan
3.24%, 2/1/2014(e)	10,500	10,353
Level 3 Financing Inc, Term Loan B3
5.67%, 9/1/2018(e)	1,000	1,013
UPC Financing Partnership, Term Loan AB
4.75%, 12/31/2017(e)	4,420	4,430
		$15,796
TOTAL SENIOR FLOATING RATE INTERESTS		$390,649

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$145,816
Unrealized Depreciation		(142,598)
Net Unrealized Appreciation (Depreciation)			$3,218
Cost for federal income tax purposes		$3,882,462

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector			Percent
Communications			18 .68%
Financial			18 .50%
Energy			15 .13%
Consumer, Non-cyclical			13 .77%
Consumer, Cyclical			12 .07%
Basic Materials			7.15%
Industrial			5.53%
Technology			3.93%
Government			3.65%
Utilities			3.26%
Diversified			0.13%
Liabilities in Excess of Other Assets, Net			(1.80)%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Sell Protection

		Implied Credit Spread						Upfront	Unrealized
		as of April	(Pay)/Receive	Expiration	Notional	Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	30, 2012(c)	Fixed Rate	Date	Amount (a)	Value (b)		Paid/(Received)	(Depreciation)
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	$24,250	$(526	) $	(1,664)	$1,138
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	24,250	(527)		(1,706)	1,179
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	24,250	(527)		(1,328)	801
UBS Securities	CDX.NA.HY.17	N/A	5.00%	12/20/2016	48,500	(1,054)		(804)	(250)
Total						$(2,634	) $	(5,502)	$2,868

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values,in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 0.05%	Shares Held		Value (000	's)		Principal
Diversified Financial Services - 0.00%					BONDS (continued)	Amount (000's)	Value (000	's)
Adelphia Recovery Trust (a),(b),(c)		658,740	$—		Biotechnology - 1.54%
					Amgen Inc
Pipelines - 0.05%					3.88%, 11/15/2021	$13,000	$13,667
Energy Maintenance Services LLC (a),(b),(c)	13,299,000		997		Gilead Sciences Inc
					4.40%, 12/01/2021	14,000	15,210

TOTAL COMMON STOCKS			$997				$28,877
	Principal				Chemicals - 0.63%
BONDS- 68.80%	Amount (000's)		Value (000	's)	Airgas Inc
					4.50%, 09/15/2014	5,000	5,352
Aerospace & Defense - 0.90%					7.13%, 10/01/2018	6,000	6,508
Lockheed Martin Corp
3.35%, 09/15/2021		$2,000	$2,056				$11,860
5.50%, 11/15/2039		8,000	9,106		Commercial Services - 1.65%
5.72%, 06/01/2040		3,795	4,402		Ceridian Corp
Lockheed Martin Tactical Systems Inc					11.25%, 11/15/2015(e)	17,000	16,193
7.63%, 06/15/2025		1,000	1,343		ERAC USA Finance LLC
			$16,907		4.50%, 08/16/2021(d)	2,000	2,087
					6.38%, 10/15/2017(d)	4,000	4,672
Automobile Manufacturers - 0.39%					7.00%, 10/15/2037(d)	7,000	8,152
New Flyer Industries Canada ULC
14.00%, 08/19/2020(b),(c),(d)	CAD	7,000	7,369				$31,104
					Diversified Financial Services - 4.42%
					American Honda Finance Corp
Automobile Parts & Equipment - 0.38%					3.80%, 09/20/2021(d)	10,000	10,537
Accuride Corp					DVI Inc
9.50%, 08/01/2018		$6,750	7,172		0.00%, 02/01/2004(a),(b)	8,125	1,456
					0.00%, 02/01/2004(a),(b)	400	72
Banks- 10.11%					FUEL Trust
Bank of America Corp					3.98%, 06/15/2016(d)	15,000	15,540
5.42%, 03/15/2017		5,000	5,076		General Electric Capital Corp
8.00%, 12/29/2049(e)		4,000	4,127		4.65%, 10/17/2021	9,000	9,785
8.13%, 12/29/2049(e)		10,000	10,362		5.30%, 02/11/2021	2,000	2,202
Citigroup Inc					International Lease Finance Corp
3.95%, 06/15/2016		3,000	3,064		8.63%, 01/15/2022	3,000	3,432
5.85%, 08/02/2016		12,000	12,984		8.75%, 03/15/2017(e)	13,000	14,592
Goldman Sachs Group Inc/The					Jefferies Group Inc
3.63%, 02/07/2016		5,000	5,027		5.13%, 04/13/2018	5,000	4,881
5.25%, 07/27/2021		10,000	10,120		6.25%, 01/15/2036	9,000	7,852
5.35%, 01/15/2016		2,000	2,128		8.50%, 07/15/2019	4,000	4,420
ING Bank NV					Merrill Lynch & Co Inc
3.75%, 03/07/2017(d)		2,000	1,976		5.00%, 01/15/2015	3,000	3,132
4.00%, 03/15/2016(d)		7,000	7,102		6.50%, 07/15/2018	2,000	2,185
5.00%, 06/09/2021(d)		9,000	9,168		6.75%, 06/01/2028	2,000	2,173
JP Morgan Chase & Co					QHP Royalty Sub LLC
5.13%, 09/15/2014		12,000	12,888		10.25%, 03/15/2015(b),(d)	927	932
7.90%, 04/29/2049(e)		5,000	5,478				$83,191
Lloyds TSB Bank PLC
4.20%, 03/28/2017		6,000	6,087		Electric - 7.23%
6.38%, 01/21/2021		14,000	15,135		Dominion Resources Inc/VA
Morgan Stanley					5.00%, 03/15/2013	10,000	10,368
3.80%, 04/29/2016		4,000	3,911		Edison Mission Energy
4.75%, 04/01/2014		5,000	5,040		7.20%, 05/15/2019	13,000	7,962
5.50%, 07/28/2021		5,000	4,888		Exelon Generation Co LLC
6.25%, 08/09/2026		7,000	6,892		6.20%, 10/01/2017	9,000	10,575
PNC Financial Services Group Inc					6.25%, 10/01/2039	3,000	3,477
6.75%, 08/01/2049(e)		18,000	18,867		GenOn Americas Generation LLC
US Bancorp					8.50%, 10/01/2021	8,500	7,650
3.00%, 03/15/2022		2,000	2,030		GenOn Energy Inc
4.13%, 05/24/2021		3,000	3,325		9.88%, 10/15/2020	6,500	6,110
US Bank NA/Cincinnati OH					LG&E and KU Energy LLC
4.95%, 10/30/2014		6,000	6,563		3.75%, 11/15/2020	5,000	5,093
					4.38%, 10/01/2021(d)	1,000	1,056
Wells Fargo & Co
4.63%, 04/15/2014		11,000	11,607		Metropolitan Edison Co
7.98%, 03/29/2049(e)		15,000	16,275		4.95%, 03/15/2013	7,000	7,223
			$190,120		Nisource Finance Corp
					5.25%, 09/15/2017	2,000	2,241
Beverages - 0.70%					5.40%, 07/15/2014	5,000	5,425
Anheuser-Busch InBev Worldwide Inc					6.13%, 03/01/2022	5,000	5,971
7.75%, 01/15/2019		10,000	13,231		6.15%, 03/01/2013	5,000	5,209
					Ohio Edison Co
					5.45%, 05/01/2015	5,000	5,495

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)		Amount (000's)	Value (000	's)

Electric (continued)					Insurance (continued)
Oncor Electric Delivery Co LLC					Prudential Financial Inc	(continued)
7.00%, 09/01/2022		$15,000	$18,327		5.38%, 06/21/2020		$2,000	$2,248
PacifiCorp					7.38%, 06/15/2019		4,000	4,979
4.95%, 08/15/2014		5,000	5,461		8.88%, 06/15/2038(e)		12,000	14,235
5.25%, 06/15/2035		5,000	5,724					$55,377
6.25%, 10/15/2037		2,000	2,634
PPL Energy Supply LLC					Iron & Steel - 1.78%
4.60%, 12/15/2021		6,000	6,205		Allegheny Technologies Inc
6.50%, 05/01/2018		3,000	3,446		5.95%, 01/15/2021		16,000	17,733
Southwestern Electric Power Co					ArcelorMittal
5.38%, 04/15/2015		6,500	7,067		5.50%, 03/01/2021		16,000	15,759
Tucson Electric Power Co								$33,492
5.15%, 11/15/2021		3,000	3,243		Leisure Products & Services - 1.33%
			$135,962		Royal Caribbean Cruises Ltd
Entertainment - 0.89%					6.88%, 12/01/2013		6,000	6,345
Gateway Casinos & Entertainment Ltd					7.25%, 03/15/2018		5,000	5,338
8.88%, 11/15/2017(d)	CAD	2,500	2,613		Seven Seas Cruises S de RL LLC
					9.13%, 05/15/2019(d)		13,000	13,292
Peninsula Gaming LLC / Peninsula Gaming
Corp								$24,975
10.75%, 08/15/2017		$12,750	14,057		Lodging - 1.63%
			$16,670		Boyd Gaming Corp
Environmental Control - 0.84%					9.13%, 12/01/2018		17,000	17,850
Republic Services Inc					MGM Resorts International
3.80%, 05/15/2018		2,000	2,171		13.00%, 11/15/2013		10,000	11,600
5.00%, 03/01/2020		12,000	13,694		11.13%, 11/15/2017		1,000	1,132
			$15,865					$30,582

Food- 0.34%					Media- 2.50%
Corn Products International Inc					Comcast Corp
4.63%, 11/01/2020		6,000	6,449		5.15%, 03/01/2020		2,000	2,334
					6.45%, 03/15/2037		7,000	8,516
					6.95%, 08/15/2037		3,000	3,814
Forest Products & Paper - 0.66%					Historic TW Inc
Plum Creek Timberlands LP					9.15%, 02/01/2023		5,260	7,246
4.70%, 03/15/2021		12,000	12,372		News America Inc
					6.40%, 12/15/2035		8,000	9,155
Gas- 0.99%					Time Warner Cable Inc
Sempra Energy					4.00%, 09/01/2021		2,000	2,076
2.30%, 04/01/2017		9,000	9,232		4.13%, 02/15/2021		2,000	2,104
6.00%, 02/01/2013		9,000	9,351		5.00%, 02/01/2020		2,000	2,230
			$18,583		6.55%, 05/01/2037		6,000	6,987
					7.30%, 07/01/2038		2,000	2,542
Healthcare - Services - 2.29%								$47,004
Alliance HealthCare Services Inc
8.00%, 12/01/2016		22,000	16,280		Mining - 0.94%
HCA Inc					Xstrata Canada Corp
7.50%, 02/15/2022		3,000	3,229		6.00%, 10/15/2015		12,000	13,406
7.50%, 11/06/2033		1,700	1,615		Xstrata Finance Canada Ltd
					4.95%, 11/15/2021(d)		4,000	4,197
HealthSouth Corp
7.25%, 10/01/2018		2,000	2,120					$17,603
7.75%, 09/15/2022		6,000	6,465		Oil & Gas - 4.65%
Multiplan Inc					BG Energy Capital PLC
9.88%, 09/01/2018(d)		6,000	6,510		2.88%, 10/15/2016(d)		2,000	2,095
Tenet Healthcare Corp					4.00%, 10/15/2021(d)		2,500	2,674
10.00%, 05/01/2018		6,000	6,930		Bill Barrett Corp
			$43,149		7.63%, 10/01/2019		5,500	5,555
Insurance - 2.94%					BP Capital Markets PLC
Aspen Insurance Holdings Ltd					4.75%, 03/10/2019		14,000	15,892
6.00%, 08/15/2014		2,500	2,678		Nabors Industries Inc
6.00%, 12/15/2020		4,500	4,720		5.00%, 09/15/2020		14,000	15,230
Berkshire Hathaway Inc					Petrobras International Finance Co - Pifco
3.75%, 08/15/2021		5,000	5,287		5.38%, 01/27/2021		3,000	3,286
Farmers Insurance Exchange					Petro-Canada
6.00%, 08/01/2014(d)		6,000	6,313		4.00%, 07/15/2013		3,000	3,105
Fidelity National Financial Inc					9.25%, 10/15/2021		8,500	11,954
6.60%, 05/15/2017		12,000	12,784		Phillips 66
					4.30%, 04/01/2022(d)		4,750	4,954
Prudential Financial Inc
4.50%, 11/16/2021		2,000	2,133		Rowan Cos Inc
					5.00%, 09/01/2017		14,000	15,110

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				REITS (continued)
XTO Energy Inc				Healthcare Realty Trust Inc
6.75%, 08/01/2037	$5,000	$7,554		5.13%, 04/01/2014	$2,000	$2,083
		$87,409		5.75%, 01/15/2021	2,000	2,088
				6.50%, 01/17/2017	12,500	13,793
Oil & Gas Services - 1.28%				Kimco Realty Corp
Schlumberger Investment SA				6.88%, 10/01/2019	12,000	14,181
3.30%, 09/14/2021(d)	6,000	6,223
				Nationwide Health Properties Inc
Weatherford International Ltd/Bermuda				6.00%, 05/20/2015	12,000	13,166
4.50%, 04/15/2022	2,750	2,838		Shurgard Storage Centers LLC
5.13%, 09/15/2020	14,000	15,002		5.88%, 03/15/2013	9,000	9,285
		$24,063		Simon Property Group LP
Packaging & Containers - 0.62%				4.38%, 03/01/2021	3,000	3,256
Sealed Air Corp				10.35%, 04/01/2019	9,000	12,485
5.63%, 07/15/2013(d)	4,000	4,123		Ventas Realty LP / Ventas Capital Corp
7.88%, 06/15/2017	7,000	7,575		4.00%, 04/30/2019	3,000	3,051
		$11,698		4.25%, 03/01/2022	1,000	991
						$151,998
Pharmaceuticals - 0.47%
Elan Finance PLC / Elan Finance Corp				Retail - 1.67%
8.75%, 10/15/2016	3,000	3,308		Asbury Automotive Group Inc
8.75%, 10/15/2016	5,000	5,513		8.38%, 11/15/2020	2,500	2,722
		$8,821		Neiman Marcus Group Inc/The
				10.38%, 10/15/2015	13,000	13,618
Pipelines - 2.82%				Sonic Automotive Inc
DCP Midstream Operating LP				9.00%, 03/15/2018	13,750	14,987
4.95%, 04/01/2022	6,750	6,955				$31,327
El Paso Natural Gas Co
7.50%, 11/15/2026	10,000	12,022		Savings & Loans - 0.73%
Enterprise Products Operating LLC				First Niagara Financial Group Inc
6.38%, 02/01/2013	2,500	2,597		6.75%, 03/19/2020	3,500	3,901
Express Pipeline LP				7.25%, 12/15/2021	9,000	9,905
7.39%, 12/31/2017(d)	6,716	7,373				$13,806
Southern Natural Gas Co LLC				Telecommunications - 1.83%
8.00%, 03/01/2032	4,000	5,164		Corning Inc
Tennessee Gas Pipeline Co				4.25%, 08/15/2020	10,000	10,945
8.38%, 06/15/2032	2,000	2,647		4.75%, 03/15/2042	4,000	3,994
TransCanada PipeLines Ltd				5.90%, 03/15/2014	1,367	1,477
6.10%, 06/01/2040	5,000	6,402		Qwest Corp
7.25%, 08/15/2038	7,000	9,909		6.75%, 12/01/2021	16,000	18,024
		$53,069				$34,440

Real Estate - 0.97%				Transportation - 0.60%
WEA Finance LLC				Trailer Bridge Inc
4.63%, 05/10/2021(d)	4,000	4,146
				0.00%, 05/01/2012(a)	12,000	9,600
WEA Finance LLC / WT Finance Aust Pty				6.52%, 03/30/2023	768	901
Ltd				7.07%, 09/30/2022(c)	709	818
6.75%, 09/02/2019(d)	12,000	14,066
						$11,319
		$18,212		TOTAL BONDS		$1,294,076
REITS- 8.08%					Principal
Alexandria Real Estate Equities Inc				CONVERTIBLE BONDS - 0.24%	Amount (000's)	Value (000	's)
4.60%, 04/01/2022	4,500	4,519
Arden Realty LP				Pharmaceuticals - 0.24%
5.25%, 03/01/2015	8,000	8,650		Omnicare Inc
BioMed Realty LP				3.25%, 12/15/2035	4,682	4,471
3.85%, 04/15/2016	6,000	6,227
6.13%, 04/15/2020	8,000	9,057		TOTAL CONVERTIBLE BONDS		$4,471
Duke Realty LP					Principal
8.25%, 08/15/2019	13,000	16,213		SENIOR FLOATING RATE INTERESTS - 1.73%	Amount (000's) Value (000's)
HCP Inc				Entertainment - 0.28%
3.75%, 02/01/2019	5,000	5,039		CCM Merger Inc, Term Loan B
5.38%, 02/01/2021	3,000	3,305		6.00%, 02/01/2017(e)	$5,204	$5,214
6.00%, 03/01/2015	1,750	1,900
6.45%, 06/25/2012	3,000	3,023
7.07%, 06/08/2015	2,250	2,520		Lodging - 1.09%
				Station GVR Acquisition LLC, Term Loan
Health Care REIT Inc				6.25%, 05/27/2016(e)	6,272	6,209
4.95%, 01/15/2021	3,000	3,115		10.00%, 05/27/2017(e)	14,500	14,392
6.00%, 11/15/2013	8,000	8,485
6.13%, 04/15/2020	2,000	2,238				$20,601
6.20%, 06/01/2016	3,000	3,328

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Transportation - 0.36%				Federal National Mortgage Association (FNMA) (continued)
Trailer Bridge Inc, Term Loan				7.45%, 06/01/2016(g)	$16	$16
10.00%, 04/02/2016(c),(e),(f)	$6,750	$6,750				$252,329
				Government National Mortgage Association (GNMA) - 0.07%
TOTAL SENIOR FLOATING RATE INTERESTS		$32,565
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 05/20/2032(e)	1,070	1,211
AGENCY OBLIGATIONS - 24.56%	Amount (000's)	Value(000	's)	7.00%, 06/20/2031	166	200
Federal Home Loan Mortgage Corporation (FHLMC) -7 .93%						$1,411
3.50%, 10/01/2041(g)	$15,048	$15,614		U.S. Treasury - 3.14%
3.50%, 04/01/2042(g)	15,000	15,564		0.88%, 02/28/2017	5,000	5,024
4.00%, 04/01/2039(g)	12,893	13,846		1.38%, 11/30/2018	5,000	5,052
4.50%, 08/01/2033(g)	3,226	3,447		1.75%, 05/31/2016	10,000	10,456
4.50%, 08/01/2033(g)	6,674	7,132		2.00%, 11/15/2021	10,000	10,110
4.50%, 08/01/2033(g)	4,826	5,157		2.63%, 11/15/2020	6,000	6,465
4.50%, 05/01/2039(g)	12,219	13,037		3.63%, 02/15/2020	15,000	17,373
4.50%, 06/01/2039(g)	7,053	7,684		3.75%, 08/15/2041	4,000	4,516
4.50%, 07/01/2039(g)	16,928	18,400				$58,996
5.00%, 08/01/2035(g)	3,766	4,117		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 11/01/2035(g)	5,974	6,467		OBLIGATIONS		$461,860
5.00%, 10/01/2038(g)	11,484	12,310			Maturity
5.50%, 11/01/2017(g)	1,294	1,407		REPURCHASE AGREEMENTS - 5.59%	Amount (000's)	Value (000	's)
5.50%, 01/01/2018(g)	422	459
5.50%, 05/01/2031(g)	506	555		Banks- 5.59%
5.50%, 06/01/2035(g)	4,890	5,356		Investment in Joint Trading Account; Credit	$22,245	$22,245
5.50%, 01/01/2036(g)	6,281	6,913		Suisse Repurchase Agreement; 0.16%
5.50%, 04/01/2036(g)	5,679	6,289		dated 04/30/12 maturing 05/01/12
6.00%, 03/01/2031(g)	114	128		(collateralized by US Government
6.00%, 05/01/2032(g)	660	739		Securities; $22,689,581; 0.00% - 11.25%;
6.00%, 06/01/2038(g)	2,688	2,996		dated 02/15/15 - 08/15/39)
6.50%, 01/01/2029(g)	166	191		Investment in Joint Trading Account; Deutsche	43,405	43,404
6.50%, 05/01/2029(g)	304	349		Bank Repurchase Agreement; 0.20% dated
6.50%, 06/01/2029(g)	385	442		04/30/12 maturing 05/01/12 (collateralized
6.50%, 06/01/2029(g)	149	171		by US Government Securities;
6.50%, 08/01/2029(g)	125	144		$44,272,351 ; 0.00% - 8.20%; dated
7.00%, 01/01/2032(g)	178	210		05/01/12 - 07/15/37)
				Investment in Joint Trading Account; JP	16,277	16,277
		$149,124		Morgan Repurchase Agreement; 0.18%
Federal National Mortgage Association (FNMA) - 13.42%				dated 04/30/12 maturing 05/01/12
3.50%, 12/01/2040(g)	13,572	14,108		(collateralized by US Government
3.50%, 01/01/2041(g)	11,305	11,752		Securities; $16,602,132; 0.00% - 8.38%;
3.50%, 01/01/2041(g)	13,795	14,340		dated 02/08/13 - 04/23/32)
3.50%, 12/01/2041(g)	13,592	14,129		Investment in Joint Trading Account; Merrill	23,229	23,228
3.50%, 01/01/2042(g)	12,849	13,381		Lynch Repurchase Agreement; 0.17%
3.50%, 03/01/2042(g)	13,961	14,515		dated 04/30/12 maturing 05/01/12
4.00%, 03/01/2039(g)	12,248	12,968		(collateralized by US Government Security;
4.00%, 08/01/2040(g)	11,578	12,258		$23,693,124; 1.50%; dated 07/31/16)
4.00%, 09/01/2040(g)	17,629	18,833				$105,154
4.00%, 11/01/2040(g)	11,627	12,311		TOTAL REPURCHASE AGREEMENTS		$105,154
4.00%, 11/01/2040(g)	7,020	7,432		Total Investments		$1,899,123
4.00%, 10/01/2041(g)	14,404	15,257		Liabilities in Excess of Other Assets, Net - (0.97)%		$(18,289)
4.50%, 06/01/2039(g)	9,254	9,913		TOTAL NET ASSETS - 100.00%		$1,880,834
4.50%, 08/01/2039(g)	6,604	7,220
4.50%, 05/01/2040(g)	11,113	12,041
5.00%, 01/01/2018(g)	1,120	1,217		(a) Non-Income Producing Security
5.00%, 10/01/2032(g)	1,398	1,521		(b) Security is Illiquid
5.00%, 08/01/2035(g)	12,266	13,337		(c)	Market value is determined in accordance with procedures established in
5.00%, 04/01/2039(g)	5,962	6,591		good faith by the Board of Directors. At the end of the period, the value of
5.00%, 12/01/2039(g)	5,477	5,958		these securities totaled $15,934 or 0.85% of net assets.
5.00%, 04/01/2040(g)	10,018	11,095		(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 06/01/2040(g)	8,501	9,415		1933. These securities may be resold in transactions exempt from
5.50%, 03/01/2033(g)	1,014	1,118		registration, normally to qualified institutional buyers. Unless otherwise
5.50%, 02/01/2035(g)	8,685	9,588		indicated, these securities are not considered illiquid. At the end of the
6.00%, 04/01/2032(g)	340	381		period, the value of these securities totaled $147,170 or 7.82% of net assets.
6.50%, 09/01/2028(g)	58	67
6.50%, 11/01/2028(g)	65	75		(e)	Variable Rate. Rate shown is in effect at April 30, 2012.
6.50%, 05/01/2031(g)	58	67		(f)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
6.50%, 04/01/2032(g)	672	770
6.50%, 05/01/2032(g)	567	649		(g)	This entity was put into conservatorship by the US Government in 2008.
7.00%, 01/01/2030(g)	5	6		See Notes to Financial Statements for additional information.

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$126,656
Unrealized Depreciation	(18,236)
Net Unrealized Appreciation (Depreciation)	$108,420
Cost for federal income tax purposes	$1,790,703

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	32 .84%
Mortgage Securities	21 .42%
Energy	8.80%
Utilities	8.22%
Consumer, Cyclical	7.66%
Consumer, Non-cyclical	7.23%
Communications	4.33%
Basic Materials	4.01%
Industrial	3.32%
Government	3.14%
Liabilities in Excess of Other Assets, Net	(0.97)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS- 1.52%	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Banks- 0.01%				Mortgage Backed Securities (continued)
HSBC USA Capital Trust I				Impac Secured Assets CMN Owner Trust
7.81%, 12/15/2026(a)	$100	$100		0.41%, 9/25/2036(b)	$1,139	$685
				Indymac Index Mortgage Loan Trust
				0.42%, 2/25/2037(b)	1,460	1,188
Home Equity Asset Backed Securities - 0.02%
				JP Morgan Alternative Loan Trust
First NLC Trust				0.39%, 3/25/2037(b),(c)	1,282	747
0.54%, 9/25/2035(b)	34	34
New Century Home Equity Loan Trust				Merrill Lynch / Countrywide Commercial
0.53%, 3/25/2035(b),(c)	55	51		Mortgage Trust
				0.26%, 7/12/2046(a),(b)	15,715	193
Option One Mortgage Loan Trust
0.69%, 3/25/2037(b),(c)	2,000	60		Merrill Lynch Alternative Note Asset Trust
				0.45%, 4/25/2037(b),(c)	3,685	1,461
1.24%, 2/25/2035(b)	23	3
				Morgan Stanley Capital I
		$148		0.84%, 12/20/2046(a),(b),(c)	200	—
Mortgage Backed Securities - 1.34%				WaMu Mortgage Pass Through Certificates
Bear Stearns Alt-A Trust				0.46%, 8/25/2046(b)	304	40
0.41%, 4/25/2037(b)	864	366		0.61%, 1/25/2045(b)	120	87
Bear Stearns Commercial Mortgage Securities				Washington Mutual Alternative Mortgage
				Pass-Through Certificates
7.00%, 5/20/2030	53	54		0.52%, 6/25/2046(b)	64	1
Chase Mortgage Finance Corp						$10,735
2.88%, 7/25/2037(b)	258	231
Citigroup/Deutsche Bank Commercial				Other Asset Backed Securities - 0.15%
				Ameriquest Mortgage Securities Inc
Mortgage Trust				0.55%, 4/25/2034(b)	271	201
0.57%, 12/11/2049(a),(b)	6,781	92
0.67%, 10/15/2048(b)	25,849	196		Argent Securities Inc
				0.36%, 4/25/2036(b)	37	11
Countrywide Alternative Loan Trust
0.45%, 5/25/2047(b)	3,003	885		Carrington Mortgage Loan Trust
				0.47%, 12/25/2035(b)	11	11
0.50%, 7/25/2046(b)	1,279	696
0.52%, 6/25/2036(b)	236	7		Countrywide Asset-Backed Certificates
				0.49%, 3/25/2036(b),(c)	801	478
0.66%, 12/25/2035(b)	313	37
				0.61%, 2/25/2036(b)	29	28
Fannie Mae REMICS				0.74%, 2/25/2037(b),(c)	3,000	49
0.44%, 1/25/2023(b)	7	7
				1.36%, 12/25/2032(b)	59	41
0.49%, 11/25/2022(b)	5	5
0.49%, 3/25/2035(b)	56	56		Fannie Mae Grantor Trust
				0.38%, 4/25/2035(b)	74	74
0.54%, 2/25/2018(b)	8	8
0.54%, 3/25/2018(b)	79	79		Fannie Mae Whole Loan
				0.54%, 11/25/2033(b)	3	3
0.54%, 2/25/2032(b)	11	11
				First-Citizens Home Equity Loan LLC
Fannie Mae Whole Loan				0.45%, 9/15/2022(a),(b)	213	199
0.39%, 5/25/2035(b),(c)	15	14
0.44%, 5/25/2035(b),(c)	57	56		Long Beach Mortgage Loan Trust
				0.77%, 6/25/2034(b),(c)	183	138
0.69%, 2/25/2047(b)	57	58
Freddie Mac REMICS						$1,233
0.49%, 3/15/2023(b)	31	31		TOTAL BONDS		$12,216
0.54%, 2/15/2018(b)	99	99		U.S. GOVERNMENT & GOVERNMENT	Principal
0.54%, 6/15/2018(b)	101	101		AGENCY OBLIGATIONS - 97.22%	Amount (000's)	Value (000 's)
0.64%, 9/15/2033(b)	152	152		U.S. Treasury - 2.51%
0.69%, 6/15/2023(b)	32	32		0.88%, 2/28/2017	$20,000	$20,097
G Force RR LLC
0.54%, 12/25/2039(a),(b),(c),(d)	1,000	585
Ginnie Mae				U.S. Treasury Inflation-Indexed Obligations - 94.71%
0.59%, 10/20/2031(b)	60	60		0.13%, 4/15/2016	118,961	126,099
0.77%, 3/16/2047(b)	4,010	153		0.13%, 4/15/2017	7,678	8,220
1.20%, 10/16/2012(b)	829	4		0.13%, 1/15/2022	23,663	24,746
4.51%, 10/16/2028(b)	198	200		0.50%, 4/15/2015	43,390	45,939
Greenwich Capital Commercial Funding Corp				0.63%, 4/15/2013	1,411	1,438
				0.63%, 7/15/2021	24,027	26,527
0.50%, 3/10/2039(a),(b)	49,539	550		0.75%, 2/15/2042	20,317	20,368
GSC Capital Corp Mortgage Trust				1.13%, 1/15/2021	8,966	10,283
0.50%, 2/25/2036(b),(c)	105	7		1.25%, 4/15/2014	21,504	22,668
GSR Mortgage Loan Trust				1.25%, 7/15/2020	2,422	2,815
0.50%, 8/25/2046(b)	213	38		1.38%, 7/15/2018	2,381	2,759
Homebanc Mortgage Trust				1.38%, 1/15/2020	21,165	24,706
0.58%, 1/25/2036(b)	692	429		1.63%, 1/15/2015	1,818	1,976
Impac CMB Trust				1.63%, 1/15/2018	7,911	9,185
0.49%, 5/25/2037(b),(c)	1,015	854		1.75%, 1/15/2028	22,957	28,287
0.86%, 4/25/2035(b)	199	128		1.88%, 7/15/2013	20,273	21,198
1.00%, 8/25/2035(b),(c)	42	9		1.88%, 7/15/2015	14,617	16,276
1.22%, 10/25/2034(b),(c)	31	22		1.88%, 7/15/2019	6,969	8,404
2.56%, 10/25/2034(b),(c)	63	21		2.00%, 1/15/2014(e)	20,884	22,168
				2.00%, 7/15/2014	15,063	16,321

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
2.00%, 1/15/2016	$5,110	$5,776
2.00%, 1/15/2026(e)	7,261	9,159
2.13%, 1/15/2019	10,183	12,340
2.13%, 2/15/2040	19,728	26,993
2.13%, 2/15/2041	23,577	32,407
2.38%, 1/15/2017	7,996	9,420
2.38%, 1/15/2025(e)	39,110	51,036
2.38%, 1/15/2027	13,711	18,130
2.50%, 7/15/2016	24,741	28,953
2.50%, 1/15/2029	11,765	16,034
2.63%, 7/15/2017	1,208	1,463
3.00%, 7/15/2012	21,510	21,842
3.38%, 4/15/2032	3,425	5,406
3.63%, 4/15/2028	25,477	38,715
3.88%, 4/15/2029	25,579	40,626
		$758,683
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$778,780
Total Investments		$790,996
Other Assets in Excess of Liabilities, Net - 1.26%		$10,079
TOTAL NET ASSETS - 100.00%		$801,075

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,719 or 0.21% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2012.
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $585 or 0.07% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $958 or 0.12% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$38,729
Unrealized Depreciation		(15,539)
Net Unrealized Appreciation (Depreciation)		$23,190
Cost for federal income tax purposes		$767,806

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)
Sector		Percent
Government		97 .22%
Mortgage Securities		1.35%
Asset Backed Securities		0.16%
Financial		0.01%
Other Assets in Excess of Liabilities, Net		1.26%
TOTAL NET ASSETS		100.00%

See accompanying notes

	Schedule of Investments
Inflation Protection Fund
April 30, 2012 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2012	Long	683	$89,011		$90,348	$1,337
US 5 Year Note; June 2012	Short	66	8,156		8,171	(15)
US Long Bond; June 2012	Short	197	28,060		28,146	(86)
US Ultra Bond; June 2012	Short	188	29,318		29,669	(351)
Total						$885

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Receive	2.85%	3/5/2042	$2,000	$(15)
Barclays Bank PLC	3 Month LIBOR	Receive	1.13%	4/23/2017	12,000	13
Barclays Bank PLC	3 Month LIBOR	Receive	2.26%	12/5/2021	9,100	(229)
Barclays Bank PLC	3 Month LIBOR	Receive	2.23%	12/6/2021	500	(11)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Pay	2.48%	10/25/2020	4,000	(204)
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Receive	1.86%	10/25/2015	7,500	430
Barclays Bank PLC	US CPI Urban Consumers NAS(CPURNSA)	Pay	2.66%	6/23/2021	10,000	(78)
Total						$(94)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 94.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 3.09%			Coal - 0.38%
Bunge Ltd	105,409	$6,799	Exxaro Resources Ltd	233,564	$6,227
Golden Agri-Resources Ltd	21,614,000	12,794
ITC Ltd	2,360,295	10,984
KT&G Corp	139,654	9,584	Commercial Services - 1.53%
			Cielo SA	479,243	14,396
Souza Cruz SA	702,744	10,920	Multiplus SA	265,911	5,787
		$51,081	Obrascon Huarte Lain Brasil SA	598,500	5,171
Airlines - 0.81%					$25,354
Air China Ltd	15,328,000	11,071
Asiana Airlines Inc (a)	426,650	2,407	Computers - 2.27%
			Asustek Computer Inc	1,045,000	10,498
		$13,478	Lenovo Group Ltd	16,404,000	15,687
Automobile Manufacturers - 5.41%			Tata Consultancy Services Ltd	482,169	11,372
Great Wall Motor Co Ltd	3,131,500	6,721			$37,557
Hyundai Motor Co	136,863	32,309
Kia Motors Corp	305,249	22,399	Distribution & Wholesale - 0.36%
Tata Motors Ltd	3,805,463	22,746	LG International Corp	145,129	5,917
UMW Holdings Bhd	2,045,600	5,300
		$89,475	Diversified Financial Services - 2.99%
			China Everbright Ltd	5,812,000	9,174
Automobile Parts & Equipment - 0.99%			Fubon Financial Holding Co Ltd	8,042,883	8,321
Hankook Tire Co Ltd	244,060	10,296	Hana Financial Group Inc	427,630	14,578
Iochpe-Maxion SA	346,898	6,005	Indiabulls Financial Services Ltd	1,400,804	6,438
		$16,301	KB Financial Group Inc	127,730	4,322
Banks - 14.91%			KGI Securities Co Ltd (c)	293,102	2,714
ABSA Group Ltd	704,722	14,523	Samsung Card Co Ltd	127,440	3,901
Agricultural Bank of China Ltd	14,772,000	6,986			$49,448
Banco de Chile	60,924,203	9,478	Electric - 0.67%
Banco do Brasil SA	466,341	5,786	Tenaga Nasional BHD	5,196,400	11,033
BanColombia SA ADR	111,411	7,557
Bangkok Bank PCL	1,977,800	12,447
Bank Mandiri Persero Tbk PT	267	—	Electrical Components & Equipment - 0.89%
Bank Negara Indonesia Persero Tbk PT	21,477,500	9,369	Harbin Electric Co Ltd	5,668,000	5,885
Bank of China Ltd	25,821,400	10,753	Simplo Technology Co Ltd	1,168,200	8,895
China Citic Bank Corp Ltd	15,204,000	9,634			$14,780
China Construction Bank Corp	16,122,722	12,512
China Minsheng Banking Corp Ltd	18,027,500	18,655	Electronics - 2.22%
			Hon Hai Precision Industry Co Ltd	6,044,887	19,006
Credicorp Ltd	74,337	9,731	LG Display Co Ltd (a)	282,010	6,226
FirstRand Ltd	4,971,130	16,167
Grupo Financiero Banorte SAB de CV	2,267,000	10,933	Radiant Opto-Electronics Corp	624,184	2,604
ICICI Bank Ltd ADR	424,486	14,386	Samsung Electro-Mechanics Co Ltd	92,430	8,891
Industrial & Commercial Bank of China	35,679,330	23,707			$36,727
Industrial Bank of Korea	749,280	8,228	Engineering & Construction - 2.33%
Kasikornbank PCL	1,549,973	8,191	China Communications Construction Co Ltd	9,286,000	9,253
Malayan Banking Bhd	1,168,616	3,328	China Railway Construction Corp Ltd	13,832,000	10,972
Sberbank of Russia (b)	7,942,500	25,362	Daelim Industrial Co Ltd	114,559	10,545
Turkiye Vakiflar Bankasi Tao	2,223,486	3,991	Grupo Aeroportuario del Sureste SAB de CV ADR	94,207	7,717
Yes Bank Ltd	738,907	4,892
		$246,616			$38,487

Beverages - 2.14%			Food - 3.20%
Cia de Bebidas das Americas ADR	512,219	21,503	Charoen Pokphand Foods PCL (b)	10,454,600	13,821
Fomento Economico Mexicano SAB de CV	170,603	13,863	CJ CheilJedang Corp	25,617	8,463
ADR			Cosan SA Industria e Comercio	689,300	11,995
		$35,366	Gruma SAB de CV (a)	1,101,595	3,017
			Grupo Bimbo SAB de CV	1,367,000	3,262
Building Materials - 0.75%			Indofood Sukses Makmur Tbk PT	2,287,000	1,202
China National Building Material Co Ltd	3,298,000	4,420	JBS SA (a)	283,784	1,112
Desarrolladora Homex SAB de CV (a)	1,209,037	3,379
			M Dias Branco SA	114,500	3,304
Grasim Industries Ltd	47,817	2,332	Shoprite Holdings Ltd	88,500	1,531
Semen Gresik Persero Tbk PT	1,676,039	2,209	Thai Union Frozen Products PCL (a),(b)	2,067,600	4,890
		$12,340	Thai Union Frozen Products PCL - Rights	413,520	306
Chemicals - 2.52%			(a),(b),(d)
China Petrochemical Development Corp	2,555,000	2,566			$52,903
Formosa Plastics Corp	1,479,701	4,185
LG Chem Ltd	31,077	7,768	Forest Products & Paper - 0.28%
PTT Global Chemical PCL (b)	2,625,700	5,867	Mondi PLC	495,771	4,610
Sasol Ltd	448,572	21,327
		$41,713	Holding Companies - Diversified - 3.37%
			Alfa SAB de CV	602,400	8,618
			Alliance Global Group Inc	25,236,100	7,354

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Holding Companies - Diversified (continued)			Pharmaceuticals - 0.28%
Barloworld Ltd	446,060	$5,626	Dr Reddy's Laboratories Ltd	116,934	$3,915
Imperial Holdings Ltd	632,207	13,747	Dr Reddy's Laboratories Ltd ADR	19,604	663
KOC Holding AS	2,520,660	9,362			$4,578
Sime Darby Bhd	3,425,200	11,007
		$55,714	Private Equity - 0.20%
			Infrastructure Development Finance Co Ltd	1,479,372	3,381
Home Builders - 0.46%
Even Construtora e Incorporadora SA	791,234	2,956
MRV Engenharia e Participacoes SA	791,065	4,623	Real Estate - 1.29%
			Evergrande Real Estate Group Ltd	14,107,000	8,099
		$7,579	KWG Property Holding Ltd	3,347,630	2,192
Home Furnishings - 0.19%			LSR Group	582,922	3,120
Haier Electronics Group Co Ltd (a)	2,958,236	3,079	Supalai PCL	14,862,600	7,911
					$21,322

Insurance - 2.47%			Retail - 1.03%
Odontoprev SA	809,372	4,276	Almacenes Exito SA (c)	223,119	3,576
PICC Property & Casualty Co Ltd	5,803,600	7,219	Foschini Group Ltd/The	167,376	2,774
Samsung Fire & Marine Insurance Co Ltd	52,633	10,044	Woolworths Holdings Ltd/South Africa	1,715,304	10,738
Sanlam Ltd	3,832,869	16,537			$17,088
Sul America SA	345,874	2,842
		$40,918	Semiconductors - 9.04%
			Chipbond Technology Corp	6,462,000	8,684
Investment Companies - 0.25%			Realtek Semiconductor Corp	3,113,000	6,719
GT Capital Holdings Inc (a)	341,760	4,120	Samsung Electronics Co Ltd	67,893	83,098
			Taiwan Semiconductor Manufacturing Co Ltd	13,330,685	39,401
Iron & Steel - 2.32%			United Microelectronics Corp	22,271,000	11,649
CAP SA	108,757	4,562			$149,551
Evraz PLC (a)	1,420,795	8,533	Shipbuilding - 0.27%
Kumba Iron Ore Ltd	79,873	5,657	Samsung Heavy Industries Co Ltd	123,680	4,522
Maanshan Iron & Steel	14,948,000	4,184
POSCO ADR	117,436	9,777
Ternium SA ADR	238,650	5,661	Telecommunications - 7.66%
			Advanced Info Service PCL (b)	167,904	998
		$38,374	America Movil SAB de CV ADR	663,062	17,671
Lodging - 0.46%			China Mobile Ltd	3,335,093	36,898
Genting Bhd	2,215,200	7,551	Far EasTone Telecommunications Co Ltd	7,073,000	15,305
			Magyar Telekom Telecommunications PLC	1,937,478	4,874
			Orascom Telecom Holding SAE (a)	1,456,933	4,078
Machinery - Construction & Mining - 0.37%			Sistema JSFC	256,366	4,875
China National Materials Co Ltd	6,581,000	2,531	Taiwan Mobile Co Ltd (a)	1,671,300	5,386
Ferreyros SA	3,215,113	3,555	Telekom Malaysia Bhd	4,239,400	7,526
		$6,086	Telekomunikasi Indonesia Persero Tbk PT	13,727,000	12,657
Metal Fabrication & Hardware - 0.33%			Tim Participacoes SA ADR	156,348	4,679
Hyundai Hysco Co Ltd	157,390	5,530	Vodacom Group Ltd	843,453	11,728
					$126,675

Mining - 4.23%			Textiles - 0.26%
Antofagasta PLC	449,059	8,648	Cia Hering	174,232	4,326
Cia de Minas Buenaventura SA ADR	252,056	10,402
Gold Fields Ltd	603,946	7,736	TOTAL COMMON STOCKS		$1,567,296
Grupo Mexico SAB de CV	1,486,500	4,582	PREFERRED STOCKS - 3.53%	Shares Held	Value (000	's)
Industrias Penoles SAB de CV	194,935	9,133
Jiangxi Copper Co Ltd	2,322,000	5,584	Banks - 0.80%
KGHM Polska Miedz SA	105,406	4,661	Itau Unibanco Holding SA	842,400	13,218
Korea Zinc Co Ltd	9,540	3,073
Southern Copper Corp	347,866	11,438	Electric - 0.35%
Sterlite Industries India Ltd ADR	564,413	4,623	Cia Paranaense de Energia	229,900	5,766
		$69,880

Oil & Gas - 12.55%			Iron & Steel - 1.98%
China Petroleum & Chemical Corp	7,659,214	8,135	Vale SA	1,515,707	32,801
CNOOC Ltd	11,876,000	25,096
Ecopetrol SA ADR	179,146	11,591
Gazprom OAO ADR	2,988,172	34,483	Telecommunications - 0.40%
Lukoil OAO ADR	586,325	35,971	Telefonica Brasil SA	233,640	6,653
PetroChina Co Ltd	18,728,293	27,937
Petroleo Brasileiro SA ADR	1,588,428	37,392	TOTAL PREFERRED STOCKS		$58,438
SK Holdings Co Ltd	56,597	6,025
Tatneft ADR	292,377	10,818
Thai Oil PCL (b)	4,632,100	10,161
		$207,609

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2012 (unaudited)

				Portfolio Summary (unaudited)

	Maturity			Country	Percent
REPURCHASE AGREEMENTS - 1.57%	Amount (000's)	Value (000	's)	Korea, Republic Of	16 .78%
				China	13 .25%
Banks - 1.57%				Brazil	12 .42%
Investment in Joint Trading Account; Credit	$5,478	$5,478		Taiwan, Province Of China	8.83%
Suisse Repurchase Agreement; 0.16%				South Africa	8.13%
dated 04/30/12 maturing 05/01/12				Russian Federation	6.93%
(collateralized by US Government				India	5.20%
Securities; $5,587,908; 0.00% - 11.25%;				Mexico	4.98%
dated 02/15/15 - 08/15/39)				Thailand	3.90%
Investment in Joint Trading Account; Deutsche	10,690	10,689		United States	3.62%
Bank Repurchase Agreement; 0.20% dated				Hong Kong	3.11%
04/30/12 maturing 05/01/12 (collateralized				Malaysia	2.77%
by US Government Securities;				Indonesia	1.54%
$10,903,234; 0.00% - 8.20%; dated				Peru	1.44%
05/01/12 - 07/15/37)				Colombia	1.37%
Investment in Joint Trading Account; JP	4,009	4,009		United Kingdom	1.32%
Morgan Repurchase Agreement; 0.18%				Chile	0.85%
dated 04/30/12 maturing 05/01/12				Turkey	0.81%
(collateralized by US Government				Singapore	0.77%
Securities; $4,088,713; 0.00% - 8.38%;				Philippines	0.69%
dated 02/08/13 - 04/23/32)				Luxembourg	0.34%
Investment in Joint Trading Account; Merrill	5,721	5,721		Hungary	0.29%
Lynch Repurchase Agreement; 0.17%				Poland	0.28%
dated 04/30/12 maturing 05/01/12				Egypt	0.25%
(collateralized by US Government Security;				Other Assets in Excess of Liabilities, Net	0.13%
$5,835,057; 1.50%; dated 07/31/16)				TOTAL NET ASSETS	100.00%
		$25,897
TOTAL REPURCHASE AGREEMENTS		$25,897
Total Investments		$1,651,631
Other Assets in Excess of Liabilities, Net - 0.13%		$2,087
TOTAL NET ASSETS - 100.00%		$1,653,718

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $61,405 or 3.71% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,290 or 0.38% of net assets.
(d) Security is Illiquid

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$212,173
Unrealized Depreciation		(91,572)
Net Unrealized Appreciation (Depreciation)		$120,601
Cost for federal income tax purposes		$1,531,030

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 96.15%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Apparel - 2.14%				Machinery - Diversified (continued)
Nike Inc	463,500	$51,852		Deere & Co	594,184	$48,937
						$93,949

Automobile Manufacturers - 1.70%				Oil & Gas - 2.12%
Ford Motor Co	3,649,588	41,167		Cabot Oil & Gas Corp	738,996	25,968
				Noble Energy Inc	254,700	25,297
Automobile Parts & Equipment - 0.96%						$51,265
BorgWarner Inc (a)	293,800	23,222		Oil & Gas Services - 2.08%
				FMC Technologies Inc (a)	432,200	20,314
Banks - 2.41%				National Oilwell Varco Inc	397,800	30,137
Capital One Financial Corp	1,049,261	58,213				$50,451
				Pharmaceuticals - 5.79%
Beverages - 2.53%				Allergan Inc/United States	555,500	53,328
Coca-Cola Co/The	802,300	61,232		Pfizer Inc	2,700,900	61,932
				Valeant Pharmaceuticals International Inc (a)	448,000	24,922
						$140,182
Biotechnology - 3.64%
Alexion Pharmaceuticals Inc (a)	316,168	28,556		Retail - 13.42%
Biogen Idec Inc (a)	186,000	24,926		Bed Bath & Beyond Inc (a)	551,331	38,808
Gilead Sciences Inc (a)	665,600	34,618		Chipotle Mexican Grill Inc (a)	31,800	13,170
		$88,100		Home Depot Inc/The	1,081,800	56,026
				Ltd Brands Inc	549,900	27,330
Building Materials - 0.47%				Lululemon Athletica Inc (a)	256,000	18,980
Masco Corp	868,100	11,442		Michael Kors Holdings Ltd (a)	511,711	23,370
				Starbucks Corp	1,202,500	69,000
Chemicals - 3.30%				Tractor Supply Co	138,800	13,659
LyondellBasell Industries NV	567,700	23,718		Ulta Salon Cosmetics & Fragrance Inc	165,400	14,585
Monsanto Co	548,040	41,750		Yum! Brands Inc	685,100	49,827
Sherwin-Williams Co/The	118,800	14,289				$324,755
		$79,757		Semiconductors - 5.67%
Commercial Services - 6.13%				Avago Technologies Ltd	729,339	25,148
Mastercard Inc	178,881	80,902		LSI Corp (a)	2,214,200	17,802
Visa Inc	547,632	67,348		Qualcomm Inc	1,476,300	94,247
		$148,250				$137,197

Computers - 13.03%				Software - 5.74%
Accenture PLC - Class A	740,000	48,063		Citrix Systems Inc (a)	373,500	31,975
Apple Inc (a)	299,407	174,926		Salesforce.com Inc (a)	319,500	49,756
Cognizant Technology Solutions Corp (a)	535,031	39,229		VeriFone Systems Inc (a)	527,100	25,111
EMC Corp/MA (a)	845,028	23,838		VMware Inc (a)	286,200	31,974
Teradata Corp (a)	420,600	29,349				$138,816
		$315,405		Transportation - 3.06%
Cosmetics & Personal Care - 1.11%				FedEx Corp	480,000	42,355
Estee Lauder Cos Inc/The	410,082	26,799		Union Pacific Corp	282,100	31,719
						$74,074
				TOTAL COMMON STOCKS		$2,326,743
Diversified Financial Services - 4.47%					Maturity
American Express Co	881,600	53,081
Discover Financial Services	1,624,455	55,069		REPURCHASE AGREEMENTS - 3.35%	Amount (000's)	Value (000	's)
		$108,150		Banks- 3.35%
				Investment in Joint Trading Account; Credit	$17,137	$17,137
Food - 1.47%				Suisse Repurchase Agreement; 0.16%
Whole Foods Market Inc	429,400	35,670		dated 04/30/12 maturing 05/01/12
				(collateralized by US Government
Internet - 5.35%				Securities; $17,479,980; 0.00% - 11.25%;
eBay Inc (a)	881,300	36,177		dated 02/15/15 - 08/15/39)
Google Inc (a)	72,800	44,061		Investment in Joint Trading Account; Deutsche	33,439	33,439
priceline.com Inc (a)	64,700	49,225		Bank Repurchase Agreement; 0.20% dated
		$129,463		04/30/12 maturing 05/01/12 (collateralized
				by US Government Securities;
Lodging - 2.92%				$34,107,278; 0.00% - 8.20%; dated
Las Vegas Sands Corp	835,400	46,356		05/01/12 - 07/15/37)
MGM Resorts International (a)	1,808,300	24,268
				Investment in Joint Trading Account; JP	12,540	12,539
		$70,624		Morgan Repurchase Agreement; 0.18%
Machinery - Construction & Mining - 2.76%				dated 04/30/12 maturing 05/01/12
Caterpillar Inc	649,100	66,708		(collateralized by US Government
				Securities; $12,790,229; 0.00% - 8.38%;
				dated 02/08/13 - 04/23/32)
Machinery - Diversified - 3.88%
Cummins Inc	388,600	45,012

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$17,895	$17,895
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$18,253,107 ; 1.50%; dated 07/31/16)
		$81,010
TOTAL REPURCHASE AGREEMENTS		$81,010
Total Investments		$2,407,753
Other Assets in Excess of Liabilities, Net - 0.50%		$12,142
TOTAL NET ASSETS - 100.00%		$2,419,895

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$646,999
Unrealized Depreciation	(15,309)
Net Unrealized Appreciation (Depreciation)	$631,690
Cost for federal income tax purposes	$1,776,063

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Technology	24 .44%
Consumer, Cyclical	21 .14%
Consumer, Non-cyclical	20 .67%
Financial	10 .23%
Industrial	10 .17%
Communications	5.35%
Energy	4.20%
Basic Materials	3.30%
Other Assets in Excess of Liabilities, Net	0.50%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 96.28%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	90,881	$1,073		Coca-Cola Co/The	461,057	$35,188
Omnicom Group Inc	55,575	2,852		Coca-Cola Enterprises Inc	61,182	1,843
		$3,925		Constellation Brands Inc (a)	34,983	756
				Dr Pepper Snapple Group Inc	43,203	1,753
Aerospace & Defense - 1.87%				Molson Coors Brewing Co	31,995	1,330
Boeing Co/The	151,917	11,667		PepsiCo Inc	319,969	21,118
General Dynamics Corp	72,691	4,907				$65,548
Goodrich Corp	25,628	3,215
L-3 Communications Holdings Inc	20,164	1,483		Biotechnology - 1.28%
Lockheed Martin Corp	54,309	4,917		Amgen Inc	161,230	11,465
Northrop Grumman Corp	51,466	3,257		Biogen Idec Inc (a)	48,633	6,517
Raytheon Co	69,239	3,749		Celgene Corp (a)	89,394	6,519
Rockwell Collins Inc	30,278	1,692		Gilead Sciences Inc (a)	154,279	8,024
United Technologies Corp	185,417	15,137		Life Technologies Corp (a)	36,316	1,684
		$50,024				$34,209

Agriculture - 2.07%				Building Materials - 0.04%
Altria Group Inc	416,741	13,423		Masco Corp	72,787	959
Archer-Daniels-Midland Co	134,787	4,155
Lorillard Inc	26,891	3,638
Philip Morris International Inc	350,778	31,398		Chemicals - 2.22%
Reynolds American Inc	68,075	2,780		Air Products & Chemicals Inc	42,904	3,668
				Airgas Inc	14,001	1,283
		$55,394		CF Industries Holdings Inc	13,339	2,575
Airlines - 0.05%				Dow Chemical Co/The	241,482	8,181
Southwest Airlines Co	157,455	1,304		Eastman Chemical Co	27,904	1,506
				Ecolab Inc	59,337	3,779
				EI du Pont de Nemours & Co	189,917	10,153
Apparel - 0.66%				FMC Corp	14,227	1,571
Coach Inc	58,624	4,289		International Flavors & Fragrances Inc	16,486	993
Nike Inc	74,791	8,367		Monsanto Co	109,073	8,309
Ralph Lauren Corp	13,167	2,268		Mosaic Co/The	60,665	3,204
VF Corp	17,800	2,707		PPG Industries Inc	30,967	3,259
		$17,631		Praxair Inc	60,792	7,034
Automobile Manufacturers - 0.44%				Sherwin-Williams Co/The	17,614	2,119
Ford Motor Co	774,283	8,734		Sigma-Aldrich Corp	24,596	1,744
PACCAR Inc	72,703	3,123				$59,378
		$11,857		Coal - 0.15%
Automobile Parts & Equipment - 0.25%				Alpha Natural Resources Inc (a)	44,822	723
BorgWarner Inc (a)	22,235	1,757		Consol Energy Inc	46,263	1,538
Goodyear Tire & Rubber Co/The (a)	49,821	547		Peabody Energy Corp	55,464	1,725
Johnson Controls Inc	138,683	4,434				$3,986
		$6,738		Commercial Services - 1.56%
Banks - 6.78%				Apollo Group Inc (a)	22,914	807
Bank of America Corp	2,186,388	17,732		Automatic Data Processing Inc	99,940	5,559
Bank of New York Mellon Corp/The	245,439	5,805		DeVry Inc	12,170	391
BB&T Corp	142,039	4,551		Equifax Inc	24,415	1,119
Capital One Financial Corp	112,745	6,255		H&R Block Inc	59,669	877
Citigroup Inc	596,623	19,712		Iron Mountain Inc	34,854	1,058
Comerica Inc	40,260	1,289		Mastercard Inc	21,649	9,791
Fifth Third Bancorp	187,397	2,667		Moody's Corp	39,960	1,636
First Horizon National Corp	52,233	479		Paychex Inc	65,710	2,036
Goldman Sachs Group Inc/The	100,821	11,610		Quanta Services Inc (a)	43,053	952
Huntington Bancshares Inc/OH	176,090	1,178		Robert Half International Inc	28,957	863
JP Morgan Chase & Co	777,668	33,424		RR Donnelley & Sons Co	36,364	455
KeyCorp	194,146	1,561		SAIC Inc	56,303	685
M&T Bank Corp	25,751	2,222		Total System Services Inc	32,707	769
Morgan Stanley	310,375	5,363		Visa Inc	101,339	12,463
Northern Trust Corp	49,120	2,338		Western Union Co/The	126,374	2,323
PNC Financial Services Group Inc	107,475	7,128				$41,784
Regions Financial Corp	287,638	1,939		Computers - 7.84%
State Street Corp	99,384	4,593		Accenture PLC - Class A	131,849	8,564
SunTrust Banks Inc	108,449	2,633		Apple Inc (a)	189,941	110,971
US Bancorp	389,292	12,523		Cognizant Technology Solutions Corp (a)	61,803	4,531
Wells Fargo & Co	1,074,258	35,912		Computer Sciences Corp	31,592	887
Zions Bancorporation	37,515	765		Dell Inc (a)	311,085	5,092
		$181,679		EMC Corp/MA (a)	418,252	11,799
Beverages - 2.45%				Hewlett-Packard Co	402,614	9,969
Beam Inc	31,927	1,813		International Business Machines Corp	236,041	48,879
Brown-Forman Corp	20,236	1,747		Lexmark International Inc	14,432	434

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Computers (continued)				Electric (continued)
NetApp Inc (a)	73,948	$2,871		Xcel Energy Inc	99,176	$2,684
SanDisk Corp (a)	49,380	1,828				$80,877
Teradata Corp (a)	34,103	2,380
Western Digital Corp (a)	47,657	1,850		Electrical Components & Equipment - 0.32%
		$210,055		Emerson Electric Co	149,618	7,861
				Molex Inc	27,973	772
Consumer Products - 0.33%						$8,633
Avery Dennison Corp	21,678	693
Clorox Co/The	26,443	1,854		Electronics - 1.15%
Kimberly-Clark Corp	80,201	6,293		Agilent Technologies Inc	70,818	2,987
		$8,840		Amphenol Corp	33,274	1,934
				FLIR Systems Inc	31,382	705
Cosmetics & Personal Care - 1.88%				Honeywell International Inc	157,956	9,582
Avon Products Inc	87,793	1,896		Jabil Circuit Inc	37,561	881
Colgate-Palmolive Co	97,699	9,666		PerkinElmer Inc	23,115	638
Estee Lauder Cos Inc/The	45,808	2,994		TE Connectivity Ltd	86,821	3,165
Procter & Gamble Co/The	561,123	35,710		Thermo Fisher Scientific Inc	74,531	4,148
		$50,266		Tyco International Ltd	93,907	5,271
				Waters Corp (a)	18,143	1,526
Distribution & Wholesale - 0.33%						$30,837
Fastenal Co	60,154	2,816
Fossil Inc (a)	10,560	1,380		Engineering & Construction - 0.12%
Genuine Parts Co	31,734	2,056		Fluor Corp	34,429	1,988
WW Grainger Inc	12,425	2,582		Jacobs Engineering Group Inc (a)	26,177	1,148
		$8,834				$3,136

Diversified Financial Services - 1.70%				Entertainment - 0.03%
American Express Co	206,741	12,448		International Game Technology	60,606	944
Ameriprise Financial Inc	45,205	2,451
BlackRock Inc	20,447	3,917
Charles Schwab Corp/The	220,147	3,148		Environmental Control - 0.24%
				Republic Services Inc	64,082	1,754
CME Group Inc	13,536	3,598		Stericycle Inc (a)	17,268	1,495
Discover Financial Services	107,972	3,660
E*Trade Financial Corp (a)	51,728	550		Waste Management Inc	93,991	3,215
Federated Investors Inc	18,811	415				$6,464
Franklin Resources Inc	29,034	3,644		Food - 1.85%
IntercontinentalExchange Inc (a)	14,788	1,967		Campbell Soup Co	36,361	1,230
Invesco Ltd	90,891	2,258		ConAgra Foods Inc	84,051	2,170
Legg Mason Inc	25,334	661		Dean Foods Co (a)	37,532	461
NASDAQ OMX Group Inc/The	25,432	625		General Mills Inc	131,327	5,107
NYSE Euronext	52,621	1,355		Hershey Co/The	31,241	2,093
SLM Corp	103,758	1,539		HJ Heinz Co	65,168	3,474
T Rowe Price Group Inc	51,639	3,259		Hormel Foods Corp	27,970	813
		$45,495		JM Smucker Co/The	23,095	1,839
Electric - 3.02%				Kellogg Co	50,205	2,539
AES Corp/The(a)	131,065	1,641		Kraft Foods Inc	360,223	14,362
				Kroger Co/The	117,091	2,725
Ameren Corp	49,429	1,621		McCormick & Co Inc/MD	27,105	1,515
American Electric Power Co Inc	98,482	3,825
CMS Energy Corp	52,412	1,205		Safeway Inc	54,597	1,110
				Sara Lee Corp	120,518	2,656
Consolidated Edison Inc	59,665	3,547		SUPERVALU Inc	43,243	257
Dominion Resources Inc/VA	116,146	6,062
DTE Energy Co	34,511	1,946		Sysco Corp	119,088	3,442
				Tyson Foods Inc	59,381	1,084
Duke Energy Corp	272,134	5,832		Whole Foods Market Inc	33,065	2,747
Edison International	66,374	2,921
Entergy Corp	35,981	2,359				$49,624
Exelon Corp	173,387	6,764		Forest Products & Paper - 0.15%
FirstEnergy Corp	85,198	3,989		International Paper Co	89,042	2,966
Integrys Energy Group Inc	15,949	871		MeadWestvaco Corp	34,828	1,108
NextEra Energy Inc	84,790	5,456				$4,074
Northeast Utilities	63,716	2,343
NRG Energy Inc (a)	46,384	788		Gas - 0.27%
Pepco Holdings Inc	46,368	877		AGL Resources Inc	23,855	941
PG&E Corp	83,952	3,709		CenterPoint Energy Inc	86,799	1,754
Pinnacle West Capital Corp	22,257	1,076		NiSource Inc	57,485	1,417
PPL Corp	118,001	3,227		Sempra Energy	49,013	3,173
Progress Energy Inc	60,142	3,201				$7,285
Public Service Enterprise Group Inc	103,092	3,211		Hand & Machine Tools - 0.12%
SCANA Corp	23,624	1,090		Snap-on Inc	11,896	744
Southern Co/The	176,537	8,110		Stanley Black & Decker Inc	34,540	2,527
TECO Energy Inc	43,964	792				$3,271
Wisconsin Energy Corp	46,949	1,730

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Healthcare - Products - 1.77%				Internet - 2.91%
Baxter International Inc	114,153	$6,325		Amazon.com Inc (a)	74,165	$17,199
Becton Dickinson and Co	42,802	3,358		eBay Inc (a)	233,330	9,578
Boston Scientific Corp (a)	295,666	1,851		Expedia Inc	19,330	824
CareFusion Corp (a)	45,788	1,186		F5 Networks Inc (a)	16,133	2,161
Covidien PLC	98,465	5,438		Google Inc (a)	51,664	31,269
CR Bard Inc	17,124	1,695		Netflix Inc (a)	11,290	905
DENTSPLY International Inc	28,936	1,188		priceline.com Inc (a)	10,145	7,718
Edwards Lifesciences Corp (a)	23,424	1,943		Symantec Corp (a)	148,601	2,455
Hospira Inc (a)	33,560	1,179		TripAdvisor Inc (a)	19,304	724
Intuitive Surgical Inc (a)	8,006	4,629		VeriSign Inc	32,497	1,336
Medtronic Inc	211,988	8,098		Yahoo! Inc (a)	247,263	3,842
Patterson Cos Inc	17,836	608				$78,011
St Jude Medical Inc	65,283	2,528
Stryker Corp	65,978	3,600		Iron & Steel - 0.23%
Varian Medical Systems Inc (a)	23,018	1,460		Allegheny Technologies Inc	21,737	934
Zimmer Holdings Inc	36,287	2,284		Cliffs Natural Resources Inc	28,931	1,801
		$47,370		Nucor Corp	64,556	2,531
				United States Steel Corp	29,336	831
Healthcare - Services - 1.18%						$6,097
Aetna Inc	71,383	3,144
Cigna Corp	58,369	2,698		Leisure Products & Services - 0.20%
Coventry Health Care Inc	28,764	863		Carnival Corp	92,271	2,998
DaVita Inc (a)	19,088	1,691		Harley-Davidson Inc	46,562	2,436
Humana Inc	33,420	2,696				$5,434
Laboratory Corp of America Holdings (a)	19,801	1,740		Lodging - 0.30%
Quest Diagnostics Inc	32,256	1,861		Marriott International Inc/DE	54,412	2,127
Tenet Healthcare Corp (a)	83,523	434		Starwood Hotels & Resorts Worldwide Inc	39,950	2,365
UnitedHealth Group Inc	212,879	11,953		Wyndham Worldwide Corp	29,732	1,497
WellPoint Inc	68,195	4,625		Wynn Resorts Ltd	16,179	2,158
		$31,705				$8,147

Holding Companies - Diversified - 0.04%				Machinery - Construction & Mining - 0.56%
Leucadia National Corp	40,359	1,003		Caterpillar Inc	131,915	13,557
				Joy Global Inc	21,558	1,526
Home Builders - 0.09%						$15,083
DR Horton Inc	56,805	929		Machinery - Diversified - 0.67%
Lennar Corp	33,064	917		Cummins Inc	39,099	4,529
Pulte Group Inc (a)	68,591	675
				Deere & Co	81,859	6,742
		$2,521		Flowserve Corp	11,102	1,276
Home Furnishings - 0.06%				Rockwell Automation Inc	29,008	2,244
Harman International Industries Inc	14,298	709		Roper Industries Inc	19,739	2,011
Whirlpool Corp	15,607	999		Xylem Inc/NY	37,632	1,049
		$1,708				$17,851

Housewares - 0.04%				Media - 2.92%
Newell Rubbermaid Inc	58,752	1,069		Cablevision Systems Corp	44,145	654
				CBS Corp	132,231	4,410
				Comcast Corp - Class A	549,325	16,661
Insurance - 3.36%				DIRECTV (a)	137,768	6,788
ACE Ltd	68,684	5,218		Discovery Communications Inc - A Shares (a)	52,664	2,866
Aflac Inc	95,157	4,286		Gannett Co Inc	48,268	667
Allstate Corp/The	101,512	3,383		McGraw-Hill Cos Inc/The	56,634	2,785
American International Group Inc (a)	109,606	3,730		News Corp - Class A	438,491	8,594
Aon PLC	66,245	3,431		Scripps Networks Interactive Inc	19,448	977
Assurant Inc	17,826	719		Time Warner Cable Inc	63,985	5,148
Berkshire Hathaway Inc - Class B (a)	358,179	28,816		Time Warner Inc	197,533	7,399
Chubb Corp/The	55,234	4,036		Viacom Inc	110,039	5,105
Cincinnati Financial Corp	33,060	1,178		Walt Disney Co/The	365,137	15,741
Genworth Financial Inc (a)	100,104	602		Washington Post Co/The	977	369
Hartford Financial Services Group Inc	89,685	1,843				$78,164
Lincoln National Corp	59,350	1,470
Loews Corp	62,242	2,560		Metal Fabrication & Hardware - 0.19%
Marsh & McLennan Cos Inc	110,704	3,703		Precision Castparts Corp	29,572	5,216
MetLife Inc	216,009	7,783
Progressive Corp/The	124,575	2,653		Mining - 0.59%
Prudential Financial Inc	95,748	5,797		Alcoa Inc	217,186	2,113
Torchmark Corp	20,410	994		Freeport-McMoRan Copper & Gold Inc	193,101	7,396
Travelers Cos Inc/The	80,076	5,150		Newmont Mining Corp	100,854	4,806
Unum Group	59,204	1,406		Titanium Metals Corp	16,773	248
XL Group PLC	64,307	1,383		Vulcan Materials Co	26,330	1,127
		$90,141				$15,690

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Miscellaneous Manufacturing - 3.11%				Pharmaceuticals (continued)
3M Co	141,492	$12,644		AmerisourceBergen Corp	52,526	$1,954
Cooper Industries PLC	32,291	2,020		Bristol-Myers Squibb Co	343,899	11,476
Danaher Corp	116,550	6,319		Cardinal Health Inc	70,422	2,977
Dover Corp	37,414	2,344		Eli Lilly & Co	208,029	8,610
Eaton Corp	68,185	3,285		Express Scripts Holding Co (a)	162,803	9,083
General Electric Co	2,155,600	42,207		Forest Laboratories Inc (a)	54,094	1,884
Illinois Tool Works Inc	98,554	5,655		Johnson & Johnson	559,224	36,400
Ingersoll-Rand PLC	60,581	2,576		McKesson Corp	50,136	4,583
Leggett & Platt Inc	28,525	621		Mead Johnson Nutrition Co	41,490	3,550
Pall Corp	23,511	1,401		Merck & Co Inc	620,121	24,334
Parker Hannifin Corp	30,742	2,696		Mylan Inc/PA (a)	86,974	1,888
Textron Inc	56,969	1,518		Perrigo Co	19,008	1,994
		$83,286		Pfizer Inc (b)	1,535,738	35,214
				Watson Pharmaceuticals Inc (a)	25,906	1,952
Office & Business Equipment - 0.10%						$171,732
Pitney Bowes Inc	40,701	697
Xerox Corp	271,330	2,111		Pipelines - 0.55%
		$2,808		El Paso Corp	157,446	4,671
				ONEOK Inc	21,165	1,818
Oil & Gas - 8.58%				Spectra Energy Corp	132,652	4,078
Anadarko Petroleum Corp	101,539	7,434		Williams Cos Inc/The	120,639	4,105
Apache Corp	78,294	7,512				$14,672
Cabot Oil & Gas Corp	42,746	1,502
Chesapeake Energy Corp	134,963	2,489		Publicly Traded Investment Fund - 0.28%
Chevron Corp	402,745	42,916		iShares S&P 500 Index Fund/US	54,251	7,610
ConocoPhillips	260,697	18,674
Denbury Resources Inc (a)	79,508	1,514
				Real Estate - 0.05%
Devon Energy Corp	82,323	5,750		CBRE Group Inc (a)	66,810	1,257
Diamond Offshore Drilling Inc	14,161	971
EOG Resources Inc	54,818	6,020
EQT Corp	30,454	1,517		REITS - 1.98%
Exxon Mobil Corp	960,171	82,901		American Tower Corp	80,207	5,260
Helmerich & Payne Inc	21,877	1,124		Apartment Investment & Management Co	24,679	670
Hess Corp	61,641	3,214		AvalonBay Communities Inc	19,396	2,820
Marathon Oil Corp	143,403	4,207		Boston Properties Inc	30,207	3,270
Marathon Petroleum Corp	70,815	2,947		Equity Residential	61,165	3,758
Murphy Oil Corp	39,496	2,171		HCP Inc	83,427	3,458
Nabors Industries Ltd (a)	58,809	979		Health Care REIT Inc	42,837	2,427
Newfield Exploration Co (a)	26,990	969		Host Hotels & Resorts Inc	144,143	2,399
Noble Corp (a)	51,372	1,955		Kimco Realty Corp	82,909	1,609
Noble Energy Inc	36,046	3,580		Plum Creek Timber Co Inc	32,882	1,382
Occidental Petroleum Corp	165,227	15,072		Prologis Inc	93,502	3,346
Pioneer Natural Resources Co	25,110	2,908		Public Storage	28,962	4,149
QEP Resources Inc	36,160	1,114		Simon Property Group Inc	62,389	9,708
Range Resources Corp	32,156	2,143		Ventas Inc	58,857	3,460
Rowan Cos Inc (a)	25,175	869		Vornado Realty Trust	37,704	3,237
Southwestern Energy Co (a)	71,107	2,246		Weyerhaeuser Co	109,295	2,225
Sunoco Inc	21,761	1,073				$53,178
Tesoro Corp (a)	28,320	658
Valero Energy Corp	113,078	2,793		Retail - 6.11%
WPX Energy Inc (a)	40,464	711		Abercrombie & Fitch Co	17,446	875
				AutoNation Inc (a)	8,631	298
		$229,933		AutoZone Inc (a)	5,554	2,200
Oil & Gas Services - 1.56%				Bed Bath & Beyond Inc (a)	48,231	3,395
Baker Hughes Inc	89,141	3,932		Best Buy Co Inc	57,806	1,276
Cameron International Corp (a)	50,150	2,570		Big Lots Inc (a)	13,365	490
FMC Technologies Inc (a)	48,704	2,289		CarMax Inc (a)	46,160	1,425
Halliburton Co	188,029	6,435		Chipotle Mexican Grill Inc (a)	6,369	2,638
National Oilwell Varco Inc	86,422	6,547		Costco Wholesale Corp	88,603	7,812
Schlumberger Ltd	271,715	20,145		CVS Caremark Corp	265,319	11,838
		$41,918		Darden Restaurants Inc	26,166	1,310
				Dollar Tree Inc (a)	24,248	2,465
Packaging & Containers - 0.13%				Family Dollar Stores Inc	23,991	1,621
Ball Corp	31,804	1,328		GameStop Corp	27,792	633
Bemis Co Inc	21,001	680		Gap Inc/The	67,644	1,928
Owens-Illinois Inc (a)	33,494	779
				Home Depot Inc/The	314,046	16,264
Sealed Air Corp	39,125	751		JC Penney Co Inc	29,469	1,063
		$3,538		Kohl's Corp	51,629	2,588
Pharmaceuticals - 6.41%				Lowe's Cos Inc	252,815	7,956
Abbott Laboratories	320,319	19,879		Ltd Brands Inc	50,109	2,490
Allergan Inc/United States	62,021	5,954		Macy's Inc	84,380	3,461
				McDonald's Corp	207,499	20,221

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)				Telecommunications (continued)
Nordstrom Inc	32,565	$1,819		Motorola Solutions Inc	59,940	$3,059
O'Reilly Automotive Inc (a)	25,936	2,735		Sprint Nextel Corp (a)	610,624	1,514
Ross Stores Inc	46,578	2,869		Verizon Communications Inc	577,649	23,325
Sears Holdings Corp (a)	7,796	419		Windstream Corp	119,476	1,343
Staples Inc	141,402	2,178				$110,566
Starbucks Corp	153,482	8,807
Target Corp	136,817	7,927		Textiles - 0.03%
Tiffany & Co	25,864	1,771		Cintas Corp	22,465	880
TJX Cos Inc	153,661	6,409
Urban Outfitters Inc (a)	22,620	655		Toys, Games & Hobbies - 0.12%
Walgreen Co	177,949	6,239		Hasbro Inc	23,586	867
Wal-Mart Stores Inc	355,814	20,961		Mattel Inc	69,060	2,320
Yum! Brands Inc	93,795	6,822				$3,187
		$163,858
				Transportation - 1.71%
Savings & Loans - 0.06%				CH Robinson Worldwide Inc	33,277	1,988
Hudson City Bancorp Inc	107,475	759		CSX Corp	214,367	4,783
People's United Financial Inc	73,171	903		Expeditors International of Washington Inc	43,204	1,728
		$1,662		FedEx Corp	64,066	5,653
Semiconductors - 3.09%				Norfolk Southern Corp	67,256	4,905
Advanced Micro Devices Inc (a)	119,527	880		Ryder System Inc	10,424	508
Altera Corp	65,674	2,336		Union Pacific Corp	97,799	10,997
Analog Devices Inc	60,674	2,365		United Parcel Service Inc	195,309	15,261
Applied Materials Inc	263,026	3,154				$45,823
Broadcom Corp (a)	99,924	3,657		TOTAL COMMON STOCKS		$2,580,023
First Solar Inc (a)	11,981	220			Maturity
Intel Corp	1,017,779	28,905		REPURCHASE AGREEMENTS - 3.84%	Amount (000's)	Value (000	's)
KLA-Tencor Corp	33,967	1,771		Banks - 3.84%
Linear Technology Corp	46,648	1,526		Investment in Joint Trading Account; Credit	$21,770	$21,770
LSI Corp (a)	115,463	928		Suisse Repurchase Agreement; 0.16%
Microchip Technology Inc	39,126	1,383		dated 04/30/12 maturing 05/01/12
Micron Technology Inc (a)	201,237	1,326		(collateralized by US Government
Novellus Systems Inc (a)	14,390	673		Securities; $22,205,714; 0.00% - 11.25%;
NVIDIA Corp (a)	124,401	1,617		dated 02/15/15 - 08/15/39)
Qualcomm Inc	344,573	21,997		Investment in Joint Trading Account; Deutsche	42,479	42,479
Teradyne Inc (a)	37,985	654		Bank Repurchase Agreement; 0.20% dated
Texas Instruments Inc	233,252	7,450		04/30/12 maturing 05/01/12 (collateralized
Xilinx Inc	53,341	1,941		by US Government Securities;
		$82,783		$43,328,223; 0.00% - 8.20%; dated
Software - 3.85%				05/01/12 - 07/15/37)
Adobe Systems Inc (a)	100,597	3,376		Investment in Joint Trading Account; JP	15,930	15,930
Akamai Technologies Inc (a)	36,221	1,181		Morgan Repurchase Agreement; 0.18%
Autodesk Inc (a)	46,020	1,812		dated 04/30/12 maturing 05/01/12
BMC Software Inc (a)	33,456	1,380		(collateralized by US Government
CA Inc	74,201	1,960		Securities; $16,248,084; 0.00% - 8.38%;
Cerner Corp (a)	29,728	2,411		dated 02/08/13 - 04/23/32)
Citrix Systems Inc (a)	37,806	3,237		Investment in Joint Trading Account; Merrill	22,733	22,733
Dun & Bradstreet Corp/The	9,722	756		Lynch Repurchase Agreement; 0.17%
Electronic Arts Inc (a)	67,510	1,038		dated 04/30/12 maturing 05/01/12
Fidelity National Information Services Inc	47,775	1,609		(collateralized by US Government Security;
Fiserv Inc (a)	28,233	1,984		$23,187,857; 1.50%; dated 07/31/16)
Intuit Inc	60,078	3,483				$102,912
Microsoft Corp	1,521,328	48,713		TOTAL REPURCHASE AGREEMENTS		$102,912
Oracle Corp	798,608	23,471		Total Investments		$2,682,935
Red Hat Inc (a)	39,346	2,345		Liabilities in Excess of Other Assets, Net - (0.12)%		$(3,228)
Salesforce.com Inc (a)	27,706	4,315		TOTAL NET ASSETS - 100.00%		$2,679,707
		$103,071

Telecommunications - 4.13%				(a) Non-Income Producing Security
AT&T Inc	1,207,798	39,749		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	126,227	4,867		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	1,097,216	22,109		these securities totaled $8,718 or 0.33% of net assets.
Corning Inc	310,034	4,449
Crown Castle International Corp (a)	51,002	2,887
Frontier Communications Corp	202,710	819
Harris Corp	23,198	1,056
JDS Uniphase Corp (a)	46,823	569
Juniper Networks Inc (a)	107,232	2,298
MetroPCS Communications Inc (a)	59,818	437
Motorola Mobility Holdings Inc (a)	53,697	2,085

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$626,152
Unrealized Depreciation		(146,519)
Net Unrealized Appreciation (Depreciation)		$479,633
Cost for federal income tax purposes		$2,203,302

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .78%
Financial		17 .77%
Technology		14 .88%
Energy		10 .84%
Industrial		10 .23%
Communications		10 .11%
Consumer, Cyclical		8.71%
Utilities		3.29%
Basic Materials		3.19%
Exchange Traded Funds		0.28%
Diversified		0.04%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2012	Long	1,433	$98,517	$99,851	$1,334
Total					$1,334

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 99.79%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 4.05%				Food (continued)
General Dynamics Corp	393,351	$26,551		Tyson Foods Inc	856,861	$15,638
Lockheed Martin Corp	229,740	20,801				$43,595
United Technologies Corp	232,970	19,020
		$66,372		Forest Products & Paper - 1.18%
				International Paper Co	580,913	19,350
Agriculture - 2.15%
Lorillard Inc	122,009	16,507
Philip Morris International Inc	208,780	18,688		Healthcare - Services - 4.12%
				Aetna Inc	292,466	12,880
		$35,195		Humana Inc	232,646	18,770
Banks - 12.93%				UnitedHealth Group Inc	638,837	35,871
Citigroup Inc	707,858	23,388				$67,521
Fifth Third Bancorp	1,357,492	19,317
JP Morgan Chase & Co	1,153,504	49,577		Insurance - 6.23%
				ACE Ltd	355,361	26,997
KeyCorp	1,950,288	15,680		Aflac Inc	280,227	12,621
US Bancorp	1,311,678	42,197		Assured Guaranty Ltd	369,769	5,243
Wells Fargo & Co	1,844,153	61,650		Berkshire Hathaway Inc - Class B (a)	102,424	8,240
		$211,809		Protective Life Corp	242,020	7,082
Beverages - 0.82%				Prudential Financial Inc	302,488	18,313
Constellation Brands Inc (a)	622,428	13,444		Reinsurance Group of America Inc	220,882	12,842
				Torchmark Corp	222,152	10,821

Biotechnology - 1.37%						$102,159
Amgen Inc	314,525	22,366		Internet - 1.46%
				IAC/InterActiveCorp	495,321	23,850
Chemicals - 2.05%
CF Industries Holdings Inc	115,281	22,256		Investment Companies - 0.44%
LyondellBasell Industries NV	273,067	11,409		Ares Capital Corp	444,923	7,137
		$33,665

Commercial Services - 0.65%				Media - 4.97%
Towers Watson & Co	163,417	10,687		CBS Corp	609,948	20,342
				Comcast Corp - Class A	1,425,391	43,232
				News Corp - Class A	913,699	17,908
Computers - 3.37%						$81,482
Accenture PLC - Class A	170,710	11,088
Apple Inc (a)	49,820	29,107		Miscellaneous Manufacturing - 1.24%
Western Digital Corp (a)	385,318	14,954		General Electric Co	1,035,819	20,281
		$55,149

Cosmetics & Personal Care - 0.72%				Oil & Gas - 10.75%
Procter & Gamble Co/The	185,069	11,778		Chevron Corp	498,033	53,070
				ConocoPhillips	541,843	38,812
				Denbury Resources Inc (a)	877,504	16,708
Diversified Financial Services - 3.06%				Devon Energy Corp	113,654	7,939
American Express Co	285,810	17,209		Exxon Mobil Corp	169,129	14,603
Discover Financial Services	784,719	26,602		Marathon Oil Corp	665,976	19,540
SLM Corp	430,768	6,388		Marathon Petroleum Corp	286,999	11,942
		$50,199		Occidental Petroleum Corp	64,334	5,868
Electric - 6.35%				Valero Energy Corp	310,462	7,668
Ameren Corp	650,920	21,344				$176,150
DTE Energy Co	455,478	25,680		Oil & Gas Services - 0.68%
Duke Energy Corp	431,994	9,257		National Oilwell Varco Inc	148,117	11,221
FirstEnergy Corp	343,301	16,073
NV Energy Inc	883,171	14,705
Pinnacle West Capital Corp	352,693	17,053		Pharmaceuticals - 7.33%
		$104,112		Cardinal Health Inc	217,250	9,183
				Eli Lilly & Co	340,505	14,094
Electrical Components & Equipment - 0.79%				Endo Pharmaceuticals Holdings Inc (a)	432,154	15,186
Hubbell Inc	161,704	12,975		Johnson & Johnson	59,791	3,892
				Merck & Co Inc	65,009	2,551
Electronics - 1.83%				Pfizer Inc	3,277,244	75,147
Tyco International Ltd	532,940	29,914				$120,053
				REITS - 2.71%
Engineering & Construction - 0.65%				Camden Property Trust	247,296	16,735
KBR Inc	316,005	10,700		Essex Property Trust Inc	77,497	12,242
				Simon Property Group Inc	99,417	15,469

Food - 2.66%						$44,446
Kroger Co/The	628,277	14,620		Retail - 5.96%
Smithfield Foods Inc (a)	636,332	13,337		Dillard's Inc	258,954	16,718
				Foot Locker Inc	486,703	14,888

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2012 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Sector	Percent
				Financial	25 .57%
Retail (continued)				Consumer, Non-cyclical	19 .82%
GameStop Corp	505,971	$11,516		Energy	11 .43%
Lowe's Cos Inc	874,286	27,514		Communications	10 .26%
Macy's Inc	338,865	13,900		Industrial	8.56%
Wal-Mart Stores Inc	223,982	13,195		Technology	7.80%
		$97,731		Utilities	7.36%
				Consumer, Cyclical	5.96%
Semiconductors - 2.55%				Basic Materials	3.23%
Intel Corp	893,236	25,368		Other Assets in Excess of Liabilities, Net	0.01%
LSI Corp (a)	2,047,332	16,460
				TOTAL NET ASSETS	100.00%
		$41,828

Software - 1.88%
CA Inc	593,985	15,693
Microsoft Corp	471,427	15,095
		$30,788

Telecommunications - 3.83%
AT&T Inc	1,053,141	34,659
Cisco Systems Inc	1,397,079	28,151
		$62,810

Water- 1.01%
American Water Works Co Inc	483,185	16,544

TOTAL COMMON STOCKS		$1,635,311
	Maturity
REPURCHASE AGREEMENTS - 0.20%	Amount (000's)	Value (000	's)

Banks- 0.20%
Investment in Joint Trading Account; Credit	$686	$686
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $699,690; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,338	1,339
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities; $1,365,251;
0.00% - 8.20%; dated 05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	502	502
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $511,969; 0.00% - 8.38%; dated
02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	716	716
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$730,637; 1.50%; dated 07/31/16)
		$3,243
TOTAL REPURCHASE AGREEMENTS		$3,243
Total Investments		$1,638,554
Other Assets in Excess of Liabilities, Net - 0.01%		$123
TOTAL NET ASSETS - 100.00%		$1,638,677

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$185,504
Unrealized Depreciation		(15,441)
Net Unrealized Appreciation (Depreciation)		$170,063
Cost for federal income tax purposes		$1,468,491

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 99.37%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 1.06%				Healthcare - Products (continued)
Lamar Advertising Co (a)	884,486	$28,144		CR Bard Inc	305,213	$30,204
				DENTSPLY International Inc	673,953	27,673

Banks - 2.26%						$89,633
CIT Group Inc (a)	845,098	31,987		Healthcare - Services - 4.69%
M&T Bank Corp	326,366	28,156		Coventry Health Care Inc	730,165	21,898
		$60,143		Laboratory Corp of America Holdings (a)	685,694	60,265
				Lincare Holdings Inc	734,707	17,927
Beverages - 1.99%				Quest Diagnostics Inc	434,319	25,056
Beam Inc	455,379	25,856
Molson Coors Brewing Co	652,836	27,145				$125,146
		$53,001		Holding Companies - Diversified - 1.47%
Building Materials - 0.56%				Leucadia National Corp	1,578,343	39,238
Martin Marietta Materials Inc	181,437	15,037
				Insurance - 13.27%
				Alleghany Corp (a)	44,731	15,338
Chemicals - 1.63%				Aon PLC	778,652	40,334
Airgas Inc	323,903	29,682		Arch Capital Group Ltd (a)	601,456	23,625
Ecolab Inc	215,608	13,732		Brown & Brown Inc	1,212,712	32,707
		$43,414		Fairfax Financial Holdings Ltd	33,130	13,582
Commercial Services - 2.56%				Loews Corp	1,671,973	68,768
Ascent Capital Group Inc (a)	262,483	13,518		Markel Corp (a)	133,338	58,706
Iron Mountain Inc	533,128	16,191		Marsh & McLennan Cos Inc	790,025	26,426
Live Nation Entertainment Inc (a)	922,691	8,360		Progressive Corp/The	1,355,792	28,879
Macquarie Infrastructure Co LLC	328,910	11,360		White Mountains Insurance Group Ltd	55,024	28,778
Moody's Corp	461,915	18,915		Willis Group Holdings PLC	456,954	16,661
		$68,344				$353,804

Consumer Products - 0.89%				Internet - 3.56%
Clorox Co/The	338,037	23,696		Liberty Interactive Corp (a)	2,263,317	42,641
				VeriSign Inc	1,269,351	52,183

Distribution & Wholesale - 0.49%						$94,824
Fastenal Co	197,457	9,245		Lodging - 0.52%
WW Grainger Inc	17,998	3,740		Wynn Resorts Ltd	103,334	13,785
		$12,985

Diversified Financial Services - 3.50%				Machinery - Diversified - 0.28%
BlackRock Inc	98,597	18,889		Xylem Inc/NY	266,675	7,435
Charles Schwab Corp/The	2,379,528	34,027
CME Group Inc	64,337	17,102		Media - 8.61%
LPL Investment Holdings Inc	322,749	11,584		Discovery Communications Inc - C Shares (a)	1,202,517	59,753
SLM Corp	795,454	11,797		FactSet Research Systems Inc	96,853	10,156
		$93,399		Liberty Global Inc - A Shares (a)	585,428	29,160
Electric - 1.85%				Liberty Global Inc - B Shares (a)	351,583	16,851
Brookfield Infrastructure Partners LP	434,454	13,703		Liberty Media Corp - Liberty Capital (a)	1,112,362	97,265
Calpine Corp (a)	1,233,723	23,132		McGraw-Hill Cos Inc/The	331,598	16,305
National Fuel Gas Co	263,921	12,489				$229,490
		$49,324		Mining - 1.96%
Electronics - 3.00%				Franco-Nevada Corp	1,165,398	52,274
Gentex Corp/MI	1,549,269	34,037
Sensata Technologies Holding NV (a)	578,509	18,374
				Miscellaneous Manufacturing - 0.40%
Tyco International Ltd	492,828	27,662		Donaldson Co Inc	304,329	10,548
		$80,073

Entertainment - 0.66%				Oil & Gas - 4.95%
International Game Technology	1,129,732	17,601		Cimarex Energy Co	298,276	20,614
				EOG Resources Inc	363,461	39,912
Environmental Control - 0.96%				EQT Corp	730,277	36,375
Covanta Holding Corp	1,593,620	25,578		Marathon Petroleum Corp	436,945	18,181
				Nabors Industries Ltd (a)	1,022,605	17,026
						$132,108
Food - 1.02%
Sara Lee Corp	1,236,999	27,263		Pharmaceuticals - 1.49%
				Mead Johnson Nutrition Co	201,405	17,232
				Valeant Pharmaceuticals International Inc (a)	406,352	22,606
Gas - 0.49%						$39,838
Questar Corp	655,008	12,936
				Pipelines - 3.05%
				El Paso Corp	504,588	14,971
Healthcare - Products - 3.36%				Williams Cos Inc/The	1,951,822	66,421
Becton Dickinson and Co	404,796	31,756				$81,392

See accompanying notes

Schedule of Investments
MidCap Blend Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity
Private Equity - 0.97%					(continued)	Amount (000's)	Value (000	's)
Onex Corp	651,487		$25,841		Banks (continued)
					Investment in Joint Trading Account; JP	$4,536	$4,536
					Morgan Repurchase Agreement; 0.18%
Real Estate - 4.83%					dated 04/30/12 maturing 05/01/12
Brookfield Asset Management Inc	2,276,218		75,070		(collateralized by US Government
CBRE Group Inc (a)	850,461		15,997		Securities; $4,627,172; 0.00% - 8.38%;
Forest City Enterprises Inc (a)	1,697,541		27,076		dated 02/08/13 - 04/23/32)
Howard Hughes Corp/The (a)	159,023		10,672
					Investment in Joint Trading Account; Merrill	6,474	6,474
			$128,815		Lynch Repurchase Agreement; 0.17%
REITS- 1.85%					dated 04/30/12 maturing 05/01/12
General Growth Properties Inc	1,971,867		35,099		(collateralized by US Government Security;
Vornado Realty Trust	164,904		14,156		$6,603,499; 1.50%; dated 07/31/16)
			$49,255				$29,307
					TOTAL REPURCHASE AGREEMENTS		$29,307
Retail - 10.37%					Total Investments		$2,678,757
AutoZone Inc (a)	69,894		27,689
CarMax Inc (a)	341,774		10,551		Liabilities in Excess of Other Assets, Net - (0.47)%		$(12,545)
Copart Inc (a)	785,437		20,743		TOTAL NET ASSETS - 100.00%		$2,666,212
Dollar General Corp (a)	590,997		28,049
JC Penney Co Inc	426,003		15,362		(a) Non-Income Producing Security
O'Reilly Automotive Inc (a)	832,662		87,812
TJX Cos Inc	1,698,225		70,833
Yum! Brands Inc	212,206		15,434
			$276,473		Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax
Savings & Loans - 0.20%					cost of investments held as of the period end were as follows:
BankUnited Inc	216,610		5,329
					Unrealized Appreciation		$489,330
Semiconductors - 1.42%					Unrealized Depreciation		(56,746)
Microchip Technology Inc	1,070,505		37,832		Net Unrealized Appreciation (Depreciation)		$432,584
					Cost for federal income tax purposes		$2,246,173

Software - 3.55%					All dollar amounts are shown in thousands (000's)
Dun & Bradstreet Corp/The	314,778		24,483
Fidelity National Information Services Inc	1,000,649		33,692		Portfolio Summary (unaudited)
Intuit Inc	631,576		36,613		Sector		Percent
			$94,788		Financial		27 .98%
Telecommunications - 4.47%					Communications		17 .70%
Crown Castle International Corp (a)	550,389		31,157		Consumer, Non-cyclical		16 .00%
EchoStar Corp (a)	735,860		21,377		Consumer, Cyclical		12 .77%
Motorola Solutions Inc	739,079		37,715		Energy		8.00%
SBA Communications Corp (a)	262,522		14,108		Industrial		5.65%
Telephone & Data Systems Inc	610,767		14,836		Technology		4.97%
			$119,193		Basic Materials		3.59%
					Utilities		2.34%
Textiles - 0.73%					Diversified		1.47%
Cintas Corp	13,349		523		Liabilities in Excess of Other Assets, Net		(0.47)%
Mohawk Industries Inc (a)	283,071		18,971		TOTAL NET ASSETS		100.00%
			$19,494

Transportation - 0.45%
Expeditors International of Washington Inc	299,432		11,977

TOTAL COMMON STOCKS			$2,649,450
	Maturity
REPURCHASE AGREEMENTS - 1.10%	Amount (000's)		Value (000	's)

Banks- 1.10%
Investment in Joint Trading Account; Credit	$6,200		$6,200
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $6,323,802; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	12,097		12,097
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$12,339,126; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 4.59%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.59%				BONDS (continued)	Amount (000's)		Value(000	's)
BlackRock Liquidity Funds TempFund	28,400,000	$28,400		Other Asset Backed Securities (continued)
Portfolio				CNH Equipment Trust
STIT - Liquid Assets Portfolio	24,700,000	24,700		0.38%, 10/12/2012	$498		$498
		$53,100		GE Equipment Midticket LLC
TOTAL INVESTMENT COMPANIES		$53,100		0.43%, 10/22/2012	827		827
	Principal			GE Equipment Small Ticket LLC
BONDS- 14.80%	Amount (000's)	Value (000	's)	0.51%, 11/21/2012(a),(b)	1,700		1,700
				GE Equipment Transportation LLC
Automobile Asset Backed Securities - 3.08%				0.39%, 03/22/2013(a)	4,181		4,181
Ally Auto Receivables Trust				John Deere Owner Trust
0.43%, 11/15/2012(a)	$1,086	$1,086		0.38%, 03/15/2013(a)	4,666		4,666
AmeriCredit Automobile Receivables Trust				Volvo Financial Equipment LLC
0.45%, 02/08/2013(a)	2,660	2,660		0.35%, 03/15/2013(a),(b)	5,704		5,703
CarMax Auto Owner Trust							$25,575
0.48%, 11/15/2012	573	573
Enterprise Fleet Financing LLC				Retail - 0.40%
0.59%, 11/20/2012(a),(b)	1,835	1,835		Target Corp
Ford Credit Auto Lease Trust				0.50%, 01/11/2013(a)	4,600		4,600
0.36%, 03/15/2013(b)	3,543	3,543
Honda Auto Receivables Owner Trust				TOTAL BONDS			$171,257
0.41%, 03/15/2013(a)	8,312	8,312			Principal
Huntington Auto Trust				MUNICIPAL BONDS - 7.81%	Amount (000's)	Value	(000	's)
0.36%, 09/17/2012(b)	622	622
Hyundai Auto Lease Securitization Trust				California - 2.70%
2011-A				California Statewide Communities
0.31%, 08/15/2012(b)	208	208		Development Authority FANNIE MAE
Mercedes-Benz Auto Lease Trust				0.20%, 05/07/2012	$200		$200
0.34%, 04/15/2013(a)	5,492	5,492		Kern Water Bank Authority WELLS FARGO
Santander Drive Auto Receivables Trust				0.21%, 05/07/2012	5,337		5,337
0.54%, 01/15/2013	3,431	3,431		San Jose Redevelopment Agency JP
Volkswagen Auto Loan Enhanced Trust				MORGAN CHASE & CO
0.44%, 01/22/2013	2,031	2,032		0.23%, 05/07/2012	25,710		25,710
Wheels SPV LLC							$31,247
0.50%, 05/20/2013(a),(b)	4,500	4,500		Colorado - 0.15%
World Omni Auto Receivables Trust				Colorado Housing & Finance
0.41%, 11/15/2012	1,368	1,368		Authority WELLS FARGO
		$35,662		0.26%, 05/07/2012	325		325
Automobile Manufacturers - 0.56%				County of Kit Carson CO WELLS FARGO
Toyota Motor Credit Corp				0.25%, 05/07/2012	1,440		1,440
0.67%, 10/18/2012(a)	6,500	6,500					$1,765
				Connecticut - 0.59%
Banks - 1.38%				Connecticut Housing Finance
JP Morgan Chase Bank NA				Authority FEDERAL HOME LOAN BANK
0.36%, 05/21/2013(a)	8,000	8,000		0.17%, 05/07/2012	6,875		6,875
0.50%, 05/09/2013(a)	8,000	8,000
		$16,000		Georgia - 0.19%
Diversified Financial Services - 4.85%				Savannah College of Art & Design Inc BANK
Corporate Finance Managers Inc				OF AMERICA
0.21%, 05/07/2012	12,000	12,000		0.29%, 05/07/2012	2,200		2,200
ING USA Annuity & Life Insurance Co
1.03%, 06/06/2012(a),(c)	15,000	15,000		Illinois - 1.33%
MetLife				Memorial Health System/IL JP MORGAN
0.70%, 08/16/2012(a),(c)	15,000	15,000		CHASE & CO
NGSP Inc				0.25%, 05/07/2012	15,380		15,380
0.32%, 05/07/2012	14,100	14,100

		$56,100		Indiana - 0.27%
Healthcare - Services - 0.94%				Ball State University Foundation Inc US
Portland Clinic LLP/The				BANK
0.32%, 05/07/2012	10,820	10,820		0.28%, 05/01/2012	3,150		3,150

Insurance - 1.38%				Maryland - 0.40%
New York Life Capital Corp				City of Baltimore MD STATE STREET
0.54%, 07/27/2012(a),(c)	16,000	16,000		BANK & TRUST
				0.19%, 05/07/2012	4,600		4,600

Other Asset Backed Securities - 2.21%
CIT Equipment Collateral
0.44%, 04/22/2013(a),(b)	8,000	8,000

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

Minnesota - 0.60%				Banks (continued)
City of St Paul MN US BANK				Credit Suisse/New York NY
0.21%, 05/07/2012	$2,200	$2,200		0.17%, 05/01/2012	$7,000	$7,000
Minnesota Housing Finance Agency STATE				DBS Bank Ltd
STREET BANK & TRUST				0.18%, 07/02/2012(b),(d)	7,000	6,998
0.21%, 05/07/2012	4,760	4,760		0.50%, 08/03/2012(b),(d)	6,900	6,891
		$6,960		0.50%, 08/07/2012(b),(d)	6,000	5,992
				DNB Bank ASA
New Mexico - 0.34%				0.16%, 05/07/2012(b),(d)	8,000	8,000
City of Las Cruces NM WELLS FARGO				HSBC USA Inc
0.21%, 05/07/2012	3,900	3,900		0.25%, 05/17/2012	8,500	8,499
				0.25%, 06/26/2012	6,450	6,447
New York - 0.71%				KFW REPUBLIC OF GERMANY
Housing Development Corp/NY HESSEN				0.17%, 05/08/2012(b),(d)	7,000	7,000
LANDES BANK				Manhattan Asset Funding Co LLC
0.31%, 05/07/2012	5,400	5,400		0.19%, 05/10/2012(b)	6,500	6,500
Housing Development Corp/NY JP				0.19%, 05/24/2012(b)	6,700	6,699
MORGAN CHASE & CO				0.20%, 05/03/2012(b)	8,000	8,000
0.23%, 05/07/2012	2,730	2,730		0.25%, 06/14/2012(b)	7,000	6,998
		$8,130		Mitsubishi UFJ Trust & Banking Corp/NY
				0.35%, 06/18/2012(b)	6,000	5,997
Oklahoma - 0.41%				0.36%, 06/04/2012(b)	8,000	7,997
Oklahoma University Hospital BANK OF				Mizuho Funding LLC MIZUHO CORP
AMERICA				BANK
0.32%, 05/07/2012	4,800	4,800		0.35%, 07/18/2012(b)	8,000	7,994
				0.38%, 06/15/2012(b)	7,100	7,097
Washington - 0.12%				0.43%, 05/10/2012(b)	7,500	7,499
Washington State Housing Finance				National Australia Funding Delaware
Commission FANNIE MAE				Inc NATIONAL AUSTRALIA BANK
0.20%, 05/07/2012	845	845		0.39%, 07/09/2012(b)	7,800	7,794
0.21%, 05/07/2012	450	450		0.42%, 05/01/2012(b)	7,000	7,000
Washington State Housing Finance				Oversea-Chinese Banking Corp Ltd
Commission US BANK				0.32%, 06/01/2012(d)	13,200	13,196
0.30%, 05/07/2012	75	75		0.54%, 08/15/2012(d)	7,000	6,989
				0.57%, 08/06/2012(d)	8,500	8,487
		$1,370
TOTAL MUNICIPAL BONDS		$90,377		Skandinaviska Enskilda Banken AB
				0.33%, 05/04/2012(b),(d)	7,000	7,000
	Maturity			0.40%, 05/15/2012(b),(d)	7,000	6,999
REPURCHASE AGREEMENTS - 9.55%	Amount (000's)	Value (000	's)
				Societe Generale North America
Banks- 9.55%				Inc SOCIETE GENERALE
Credit Suisse Repurchase Agreement; 0.16%	$55,000	$55,000		0.24%, 05/04/2012	8,000	8,000
dated 04/30/12 maturing 05/01/12				Standard Chartered Bank/New York
(collateralized by US Government Security;				0.44%, 05/03/2012(b)	6,000	6,000
$56,100,000 ; 4.38%; dated 11/15/39)				0.50%, 07/10/2012(b)	7,300	7,293
Deutsche Bank Repurchase Agreement; 0.20%	55,470	55,470		0.56%, 07/02/2012(b)	5,800	5,794
dated 04/30/12 maturing 05/01/12				0.57%, 06/22/2012(b)	6,000	5,995
(collateralized by US Government Security;				Sumitomo Mitsui Banking Corp
$56,579,400 ; 1.13%; dated 02/27/14)				0.17%, 05/15/2012(b),(d)	6,000	6,000
		$110,470		0.37%, 06/21/2012(b),(d)	7,000	6,996
TOTAL REPURCHASE AGREEMENTS		$110,470		0.38%, 05/03/2012(b),(d)	7,000	7,000
	Principal			Union Bank NA
COMMERCIAL PAPER - 62.99%	Amount (000's)	Value (000	's)	0.16%, 05/25/2012	7,300	7,299
				0.23%, 05/22/2012	8,000	7,999
Automobile Manufacturers - 1.36%				0.35%, 07/12/2012	4,000	3,997
BMW US Capital LLC BMW AG				0.35%, 07/16/2012	7,000	6,995
0.18%, 05/31/2012(b)	$7,800	$7,799
						$289,630
Toyota Motor Credit Corp
0.37%, 10/15/2012	7,900	7,886		Chemicals - 0.60%
		$15,685		BASF AG
				0.19%, 06/27/2012(b)	7,000	6,998
Banks - 25.03%
Australia & New Zealand Banking Group Ltd
0.18%, 05/30/2012(b),(d)	7,200	7,199		Commercial Services - 0.69%
Bank of Nova Scotia/New York				Salvation Army/United States
0.42%, 06/25/2012	3,500	3,498		0.18%, 06/04/2012	8,000	7,999
0.42%, 06/27/2012	9,000	8,994
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				Consumer Products - 2.43%
NY				Reckitt Benckiser Treasury Services
0.23%, 06/05/2012	8,000	7,998		PLC RECKITT BENCKISER GROUP
Commonwealth Bank of Australia				0.40%, 11/01/2012(b)	6,000	5,988
0.15%, 05/07/2012(b),(d)	3,500	3,500		0.50%, 12/03/2012(b)	7,900	7,876

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2012 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)	COMMERCIAL PAPER (continued)	Amount (000's)		Value (000	's)

Consumer Products (continued)				Electric (continued)
Reckitt Benckiser Treasury Services				Oglethorpe Power Corp
PLC RECKITT BENCKISER GROUP				0.22%, 05/08/2012(b)	$8,000		$8,000
(continued)				0.22%, 05/10/2012(b)	6,000		6,000
0.55%, 06/01/2012(b)	$7,200	$7,196		0.24%, 05/02/2012(b)	4,000		4,000
0.55%, 06/08/2012(b)	7,000	6,996		Southern Co Funding Corp
		$28,056		0.21%, 05/11/2012(b)	8,000		7,999
				0.22%, 05/18/2012(b)	6,000		5,999
Diversified Financial Services - 19.25%				0.23%, 05/09/2012(b)	8,000		8,000
Alpine Securitization Corp							$68,993
0.18%, 05/07/2012(b)	7,000	7,000
0.18%, 05/09/2012(b)	7,000	7,000		Healthcare - Products - 0.66%
0.18%, 05/29/2012(b)	7,800	7,799		Covidien International Finance SA
0.29%, 07/16/2012(b)	7,000	6,996		0.35%, 05/08/2012(b)	7,600		7,599
American Honda Finance Corp AMERICAN
HONDA MOTOR CORP
0.17%, 05/16/2012	5,000	5,000		Insurance - 0.59%
Bryant Park Funding LLC				Prudential Funding LLC PRUDENTIAL
0.17%, 05/14/2012(b)	6,900	6,900		FINANCIAL INC
0.17%, 05/23/2012(b)	7,000	6,999		0.23%, 05/04/2012	6,800		6,800
Charta Corp
0.27%, 05/11/2012(b)	7,100	7,099		Oil & Gas - 3.52%
CRC Funding LLC				BP Capital Markets PLC BP PLC
0.29%, 05/14/2012(b)	7,000	6,999		0.20%, 06/07/2012(b)	7,900		7,898
Dealers Capital Access				0.31%, 06/05/2012(b)	7,700		7,698
0.40%, 05/03/2012	6,000	6,000		0.33%, 06/26/2012(b)	5,800		5,797
Gotham Funding Corp				0.33%, 07/03/2012(b)	6,000		5,997
0.17%, 05/25/2012(b)	7,500	7,499		Motiva Enterprises LLC
0.25%, 05/24/2012(b)	8,000	7,999		0.15%, 05/10/2012	6,300		6,300
0.28%, 07/11/2012(b)	7,300	7,296		Total Capital Canada Ltd TOTAL SA
ING US Funding LLC ING BANK				0.20%, 07/10/2012(b)	7,000		6,997
0.25%, 06/20/2012	5,000	4,998					$40,687
John Deere Bank SA JOHN DEERE
CAPITAL				Supranational Bank - 2.23%
0.13%, 05/21/2012(b)	8,000	7,999		Corp Andina de Fomento
				0.28%, 05/18/2012(b)	6,000		5,999
0.16%, 05/30/2012(b)	7,000	6,999
				0.28%, 06/18/2012(b)	8,000		7,997
0.17%, 05/22/2012(b)	5,800	5,799
				0.40%, 07/13/2012(b)	7,800		7,794
0.18%, 06/12/2012(b)	7,000	6,999
				0.58%, 05/11/2012(b)	4,000		3,999
Liberty Street Funding LLC
0.23%, 07/17/2012(b)	6,000	5,997					$25,789
Market Street Funding LLC				Telecommunications - 0.67%
0.23%, 07/23/2012(b)	8,000	7,996		Telstra Corp
Nieuw Amsterdam Receivables Corp				0.27%, 06/25/2012(b)	7,800		7,797
0.20%, 05/14/2012(b)	7,000	6,999
0.24%, 05/02/2012(b)	13,800	13,800		TOTAL COMMERCIAL PAPER			$728,684
0.25%, 06/13/2012(b)	7,200	7,198
					Principal
PACCAR Financial Corp PACCAR INC				CERTIFICATE OF DEPOSIT - 0.50%	Amount (000's)	Value	(000	's)
0.12%, 05/04/2012	7,800	7,800
River Fuel Funding Co #3 BANK OF NOVA				Banks - 0.50%
SCOTIA				Bank of Nova Scotia/Houston
0.22%, 06/15/2012	5,000	4,999		0.55%, 05/10/2013(a),(d)	5,800		5,800
0.22%, 07/31/2012	7,000	6,996
Sheffield Receivables Corp				TOTAL CERTIFICATE OF DEPOSIT			$5,800
0.19%, 05/23/2012(b)	8,000	7,999		Total Investments			$1,159,688
Thunder Bay Funding LLC				Liabilities in Excess of Other Assets, Net - (0.24)%			$(2,785)
0.22%, 05/07/2012(b)	7,000	7,000		TOTAL NET ASSETS - 100.00%			$1,156,903
UOB Funding LLC UNITED OVERSEAS
BANK LTD
0.30%, 07/24/2012	6,500	6,495		(a)	Variable Rate. Rate shown is in effect at April 30, 2012.
0.30%, 08/28/2012	8,000	7,992		(b)	Security exempt from registration under Rule 144A of the Securities Act of
Variable Funding Capital Co LLC				1933. These securities may be resold in transactions exempt from
0.12%, 05/01/2012(b)	8,000	8,000		registration, normally to qualified institutional buyers. Unless otherwise
		$222,651		indicated, these securities are not considered illiquid. At the end of the
				period, the value of these securities totaled $570,132 or 49.28% of net
Electric - 5.96%				assets.
GDF Suez				(c) Security is Illiquid
0.22%, 05/09/2012(b)	6,800	6,800		(d)	Security issued by foreign bank and denominated in USD.
0.22%, 05/31/2012(b)	10,000	9,998
0.24%, 05/21/2012(b)	5,000	4,999
0.25%, 06/11/2012(b)	7,200	7,198

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$—
Cost for federal income tax purposes	$1,159,688

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	62 .53%
Insured	7.81%
Utilities	5.96%
Asset Backed Securities	5.29%
Consumer, Non-cyclical	4.72%
Exchange Traded Funds	4.59%
Energy	3.52%
Consumer, Cyclical	2.32%
Government	2.23%
Communications	0.67%
Basic Materials	0.60%
Liabilities in Excess of Other Assets, Net	(0.24)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 98.13%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 2.28%			Computers (continued)
Boeing Co/The	329,132	$25,277	Mentor Graphics Corp (a)	114,233	$1,651
Northrop Grumman Corp	117,887	7,460			$72,878
Teledyne Technologies Inc (a)	116,691	7,541
		$40,278	Consumer Products - 1.48%
			Clorox Co/The	90,839	6,368
Agriculture - 0.46%			Kimberly-Clark Corp	80,841	6,344
Archer-Daniels-Midland Co	260,514	8,032	Tupperware Brands Corp	112,625	7,015
			WD-40 Co	139,446	6,286

Airlines - 0.55%					$26,013
Alaska Air Group Inc (a)	195,472	6,607	Cosmetics & Personal Care - 0.63%
Cathay Pacific Airways Ltd ADR	376,805	3,169	Procter & Gamble Co/The	175,141	11,146
		$9,776

Apparel - 1.47%			Distribution & Wholesale - 0.49%
Nike Inc	231,483	25,896	Pool Corp	234,154	8,643

Automobile Manufacturers - 0.96%			Diversified Financial Services - 2.92%
Nissan Motor Co Ltd ADR	163,122	3,377	Ameriprise Financial Inc	86,616	4,695
PACCAR Inc	316,277	13,587	Charles Schwab Corp/The	1,123,690	16,069
		$16,964	Franklin Resources Inc	181,583	22,791
			T Rowe Price Group Inc	124,359	7,849
Automobile Parts & Equipment - 0.78%					$51,404
Autoliv Inc	55,582	3,487
Johnson Controls Inc	322,447	10,309	Electric - 0.88%
		$13,796	Duke Energy Corp	329,922	7,070
			Edison International	188,764	8,308
Banks - 5.23%			Xcel Energy Inc	5,919	160
City National Corp/CA	103,565	5,516			$15,538
East West Bancorp Inc	232,920	5,304
JP Morgan Chase & Co	501,823	21,568	Electronics - 1.75%
PNC Financial Services Group Inc	52,567	3,486	Electro Scientific Industries Inc	61,344	875
State Street Corp	201,190	9,299	FEI Co (a)	149,986	7,525
US Bancorp	422,815	13,602	FLIR Systems Inc	97,229	2,184
Wells Fargo & Co	925,798	30,949	Thermo Fisher Scientific Inc	112,068	6,236
Westamerica Bancorporation	53,389	2,449	Trimble Navigation Ltd (a)	135,452	7,333
		$92,173	Waters Corp (a)	80,588	6,778

Beverages - 1.91%					$30,931
Brown-Forman Corp	83,144	7,180	Engineering & Construction - 0.76%
Coca Cola Hellenic Bottling Co SA ADR(a)	41,057	808	Granite Construction Inc	146,718	4,085
Coca-Cola Co/The	110,420	8,427	Jacobs Engineering Group Inc (a)	211,406	9,266
PepsiCo Inc	260,567	17,197			$13,351

		$33,612	Environmental Control - 0.46%
Biotechnology - 1.20%			Darling International Inc (a)	38,347	628
Gilead Sciences Inc (a)	263,927	13,727	Energy Recovery Inc (a)	120,966	254
Life Technologies Corp (a)	159,623	7,400	Waste Connections Inc	225,936	7,282
		$21,127			$8,164

Building Materials - 0.64%			Food - 1.95%
Apogee Enterprises Inc	259,214	3,981	Campbell Soup Co	59,408	2,010
Simpson Manufacturing Co Inc	235,574	7,310	Dairy Farm International Holdings Ltd ADR	204,082	10,486
		$11,291	Dean Foods Co (a)	42,418	521
			General Mills Inc	363,242	14,126
Chemicals - 1.64%			Kroger Co/The	210,868	4,907
CF Industries Holdings Inc	34,017	6,567	Ralcorp Holdings Inc (a)	33,097	2,410
FMC Corp	89,371	9,871			$34,460
International Flavors & Fragrances Inc	61,600	3,709
PPG Industries Inc	33,476	3,523	Gas - 1.86%
Sigma-Aldrich Corp	73,076	5,181	Northwest Natural Gas Co	17,579	803
		$28,851	Sempra Energy	492,798	31,904

Commercial Services - 1.06%					$32,707
Hertz Global Holdings Inc (a)	614,140	9,464	Healthcare - Products - 1.43%
Robert Half International Inc	169,954	5,065	Becton Dickinson and Co	79,496	6,236
TrueBlue Inc (a)	239,016	4,125	Medtronic Inc	154,078	5,886
		$18,654	ResMed Inc (a)	57,161	1,944
			Techne Corp	59,631	3,992
Computers - 4.13%			Varian Medical Systems Inc (a)	111,503	7,071
Apple Inc (a)	51,057	29,830
EMC Corp/MA (a)	351,978	9,929			$25,129
Hewlett-Packard Co	208,442	5,161	Healthcare - Services - 0.72%
International Business Machines Corp	127,038	26,307	DaVita Inc (a)	115,345	10,217

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)			Oil & Gas Services - 0.51%
Health Net Inc (a)	68,225	$2,430	Natural Gas Services Group Inc (a)	211,034		$2,752
		$12,647	Schlumberger Ltd	83,274		6,174

Insurance - 1.97%						$8,926
ACE Ltd	59,542	4,523	Pharmaceuticals - 7.07%
Fidelity National Financial Inc	208,848	4,024	Abbott Laboratories	331,093		20,548
HCC Insurance Holdings Inc	305,600	9,767	Allergan Inc/United States	266,167		25,552
MetLife Inc	146,115	5,265	Bristol-Myers Squibb Co	526,471		17,568
StanCorp Financial Group Inc	156,583	6,010	Forest Laboratories Inc (a)	118,470		4,126
XL Group PLC	236,304	5,083	Johnson & Johnson	271,758		17,689
		$34,672	McKesson Corp	214,307		19,590
			Medicis Pharmaceutical Corp	130,786		5,031
Internet - 2.86%			Teva Pharmaceutical Industries Ltd ADR	104,543		4,782
Amazon.com Inc (a)	61,071	14,162
			VCA Antech Inc (a)	256,298		6,064
eBay Inc (a)	313,368	12,864
			Watson Pharmaceuticals Inc (a)	49,656		3,742
Google Inc (a)	38,756	23,456
						$124,692
		$50,482
			Publicly Traded Investment Fund - 0.81%
Iron & Steel - 1.21%			iShares Russell 3000 Index Fund	173,173		14,342
Reliance Steel & Aluminum Co	179,834	10,051
Schnitzer Steel Industries Inc	284,341	11,337
		$21,388	REITS - 3.45%
			Alexandria Real Estate Equities Inc	161,424		12,094
Leisure Products & Services - 0.65%			Annaly Capital Management Inc	82,232		1,342
Ambassadors Group Inc	167,594	903	Essex Property Trust Inc	53,539		8,457
Carnival Corp	175,936	5,716	HCP Inc	329,817		13,671
Harley-Davidson Inc	93,976	4,918	Plum Creek Timber Co Inc	101,921		4,285
		$11,537	Sabra Health Care REIT Inc	64,653		1,082
Lodging - 0.31%			Ventas Inc	65,684		3,862
Red Lion Hotels Corp (a)	656,617	5,476	Weyerhaeuser Co	784,333		15,969
						$60,762

Machinery - Construction & Mining - 0.20%			Retail - 7.43%
Caterpillar Inc	34,127	3,507	Best Buy Co Inc	102,778		2,268
			Copart Inc (a)	404,008		10,670
			Costco Wholesale Corp	332,148		29,286
Machinery - Diversified - 1.36%			CVS Caremark Corp	104,602		4,667
AGCO Corp (a)	35,727	1,664
			Home Depot Inc/The	172,654		8,942
Cascade Corp	118,338	5,570	Jack in the Box Inc (a)	145,864		3,314
Deere & Co	203,575	16,767	McDonald's Corp	146,829		14,308
		$24,001	Nordstrom Inc	297,698		16,629
Media - 1.91%			Starbucks Corp	455,367		26,129
Viacom Inc	162,925	7,558	Wal-Mart Stores Inc	173,090		10,197
Walt Disney Co/The	604,294	26,051	Yum! Brands Inc	62,955		4,579
		$33,609				$130,989

Metal Fabrication & Hardware - 0.63%			Savings & Loans - 0.81%
Precision Castparts Corp	63,208	11,148	Washington Federal Inc	815,362		14,301

Mining - 0.63%			Semiconductors - 4.23%
Freeport-McMoRan Copper & Gold Inc	292,264	11,194	Applied Materials Inc	586,520		7,032
			Avago Technologies Ltd	137,510		4,741
			Intel Corp	805,204		22,868
Miscellaneous Manufacturing - 1.75%			LSI Corp (a)	347,214		2,792
Aptargroup Inc	78,692	4,290	Microchip Technology Inc	323,280		11,425
Crane Co	135,265	5,969	Novellus Systems Inc (a)	207,937		9,721
General Electric Co	1,051,076	20,580	QLogic Corp (a)	225,749		3,894
		$30,839	Qualcomm Inc	138,527		8,844
			Supertex Inc (a)	161,221		3,300
Oil & Gas - 9.98%
Apache Corp	273,211	26,212				$74,617
Berry Petroleum Co	50,940	2,320	Shipbuilding - 0.07%
Chevron Corp	445,553	47,478	Huntington Ingalls Industries Inc (a)	30,194		1,191
CNOOC Ltd ADR	26,933	5,700
Devon Energy Corp	234,682	16,393
Energen Corp	133,203	6,977	Software - 5.71%
			Actuate Corp (a)	378,228		2,685
Exxon Mobil Corp	294,010	25,385	Adobe Systems Inc (a)	450,002		15,102
HollyFrontier Corp	99,886	3,482	Autodesk Inc (a)	173,045		6,813
Nabors Industries Ltd (a)	209,136	3,078	BMC Software Inc (a)	84,513		3,487
Occidental Petroleum Corp	312,847	28,538	Informatica Corp (a)	108,956		5,014
Total SA ADR	214,249	10,308
		$175,871	Microsoft Corp	1,263,625		40,461
			Omnicell Inc (a)	165,715		2,365

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2012 (unaudited)

				Unrealized Appreciation (Depreciation)
				The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000	's)	cost of investments held as of the period end were as follows:
Software (continued)
Oracle Corp	628,097	$18,460		Unrealized Appreciation	$580,712
Quest Software Inc (a)	156,023	3,631		Unrealized Depreciation	(27,220)
Tyler Technologies Inc (a)	64,139	2,562		Net Unrealized Appreciation (Depreciation)	$553,492
		$100,580		Cost for federal income tax purposes	$1,208,129

Telecommunications - 3.93%				All dollar amounts are shown in thousands (000's)
AT&T Inc	645,025	21,228
China Mobile Ltd ADR	213,499	11,815		Portfolio Summary (unaudited)
Cisco Systems Inc	480,915	9,690		Sector	Percent
Corning Inc	516,855	7,417		Consumer, Non-cyclical	17 .91%
Polycom Inc (a)	231,279	3,069
				Financial	16 .19%
Verizon Communications Inc	397,778	16,062		Technology	14 .07%
		$69,281		Consumer, Cyclical	13 .34%
Toys, Games & Hobbies - 0.70%				Industrial	12 .02%
Hasbro Inc	72,873	2,678		Energy	10 .49%
Mattel Inc	285,423	9,590		Communications	8.70%
		$12,268		Basic Materials	3.48%
				Utilities	2.93%
Transportation - 1.88%				Exchange Traded Funds	0.81%
Con-way Inc	93,632	3,043		Other Assets in Excess of Liabilities, Net	0.06%
Expeditors International of Washington Inc	464,468	18,579		TOTAL NET ASSETS	100.00%
Union Pacific Corp	101,762	11,442
		$33,064

Trucking & Leasing - 0.24%
Greenbrier Cos Inc (a)	247,163	4,264

Water- 0.19%
California Water Service Group	183,500	3,323

TOTAL COMMON STOCKS		$1,729,785
	Maturity
REPURCHASE AGREEMENTS - 1.81%	Amount (000's)	Value (000	's)

Banks- 1.81%
Investment in Joint Trading Account; Credit	$6,735	$6,735
Suisse Repurchase Agreement; 0.16%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $6,869,479; 0.00% - 11.25%;
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	13,141	13,141
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$13,403,860 ; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	4,928	4,928
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $5,026,448; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	7,033	7,032
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$7,173,310 ; 1.50%; dated 07/31/16)
		$31,836
TOTAL REPURCHASE AGREEMENTS		$31,836
Total Investments		$1,761,621
Other Assets in Excess of Liabilities, Net - 0.06%		$1,072
TOTAL NET ASSETS - 100.00%		$1,762,693

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 97.86%	Shares Held	Value (000	's)		Maturity
Commercial Services - 0.68%				REPURCHASE AGREEMENTS - 0.54%	Amount (000's)	Value (000	's)
Corrections Corp of America	380,900	$11,004		Banks - 0.54%
				Investment in Joint Trading Account; Credit	$1,852	$1,852
				Suisse Repurchase Agreement; 0.16%
Lodging - 1.79%				dated 04/30/12 maturing 05/01/12
Starwood Hotels & Resorts Worldwide Inc	488,700	28,931		(collateralized by US Government
				Securities; $1,889,440; 0.00% - 11.25%;
Real Estate - 1.07%				dated 02/15/15 - 08/15/39)
CBRE Group Inc (a)	338,323	6,364		Investment in Joint Trading Account; Deutsche	3,614	3,615
Jones Lang LaSalle Inc	138,400	11,063		Bank Repurchase Agreement; 0.20% dated
		$17,427		04/30/12 maturing 05/01/12 (collateralized
				by US Government Securities; $3,686,712;
REITS - 94.32%				0.00% - 8.20%; dated 05/01/12 - 07/15/37)
American Assets Trust Inc	444,540	10,451		Investment in Joint Trading Account; JP	1,355	1,356
Annaly Capital Management Inc	506,400	8,265		Morgan Repurchase Agreement; 0.18%
Apartment Investment & Management Co	840,700	22,825		dated 04/30/12 maturing 05/01/12
Ashford Hospitality Trust Inc	167,561	1,431		(collateralized by US Government
AvalonBay Communities Inc	515,270	74,920		Securities; $1,382,517; 0.00% - 8.38%;
Boston Properties Inc	873,131	94,516		dated 02/08/13 - 04/23/32)
BRE Properties Inc	445,373	23,382		Investment in Joint Trading Account; Merrill	1,934	1,934
Camden Property Trust	841,778	56,963		Lynch Repurchase Agreement; 0.17%
Colonial Properties Trust	1,253,395	28,038		dated 04/30/12 maturing 05/01/12
CubeSmart	707,300	8,884		(collateralized by US Government Security;
CYS Investments Inc	1,345,850	18,479		$1,973,008; 1.50%; dated 07/31/16)
DDR Corp	1,225,800	18,142				$8,757
Digital Realty Trust Inc	337,717	25,359
Douglas Emmett Inc	850,048	19,755		TOTAL REPURCHASE AGREEMENTS		$8,757
DuPont Fabros Technology Inc	520,790	14,140		Total Investments		$1,617,243
Education Realty Trust Inc	1,001,711	11,289		Other Assets in Excess of Liabilities, Net - 0.07%		$1,060
Entertainment Properties Trust	382,311	18,347		TOTAL NET ASSETS - 100.00%		$1,618,303
Equity Lifestyle Properties Inc	382,947	26,783
Equity One Inc	1,197,879	24,892		(a) Non-Income Producing Security
Equity Residential	1,738,046	106,786
Essex Property Trust Inc	206,189	32,572
Extra Space Storage Inc	963,100	29,230
Federal Realty Investment Trust	316,758	31,885		Unrealized Appreciation (Depreciation)
General Growth Properties Inc	2,039,139	36,297		The net federal income tax unrealized appreciation (depreciation) and federal tax
Glimcher Realty Trust	2,343,438	23,177		cost of investments held as of the period end were as follows:
HCP Inc	1,467,272	60,818
Health Care REIT Inc	464,438	26,315		Unrealized Appreciation		$514,062
Hersha Hospitality Trust	1,765,877	10,154		Unrealized Depreciation		(1,294)
Highwoods Properties Inc	206,800	7,182		Net Unrealized Appreciation (Depreciation)		$512,768
Host Hotels & Resorts Inc	3,907,588	65,022		Cost for federal income tax purposes		$1,104,475
LaSalle Hotel Properties	963,115	28,325
Macerich Co/The	117,480	7,233		All dollar amounts are shown in thousands (000's)
Prologis Inc	1,114,484	39,876
PS Business Parks Inc	253,595	17,308		Portfolio Summary (unaudited)
Public Storage	599,400	85,870		Sector		Percent
Ramco-Gershenson Properties Trust	1,623,430	19,546		Financial		97 .46%
Retail Properties of America Inc	495,075	4,480		Consumer, Cyclical		1.79%
Saul Centers Inc	168,610	6,746		Consumer, Non-cyclical		0.68%
Simon Property Group Inc	1,484,740	231,026		Other Assets in Excess of Liabilities, Net		0.07%
SL Green Realty Corp	665,406	54,856		TOTAL NET ASSETS		100.00%
Strategic Hotels & Resorts Inc (a)	1,446,879	9,853
Taubman Centers Inc	348,881	26,927
Ventas Inc	987,747	58,070
		$1,526,415
TOTAL COMMON STOCKS		$1,583,777
CONVERTIBLE PREFERRED STOCKS - 1.53%
	Shares Held	Value (000	's)

REITS - 1.53%
Digital Realty Trust Inc	543,800	24,709

TOTAL CONVERTIBLE PREFERRED STOCKS		$24,709

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS - 95.35%	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Aerospace & Defense - 0.36%				Banks (continued)
Raytheon Co				Wachovia Corp
1.40%, 12/15/2014	$4,500	$4,580		0.74%, 06/15/2017(a)	$9,500	$8,982
				Wells Fargo & Co
				0.67%, 10/28/2015(a)	7,250	7,106
Apparel - 0.43%				3.68%, 06/15/2016(a)	4,500	4,828
VF Corp
1.24%, 08/23/2013(a)	5,500	5,501		4.38%, 01/31/2013	5,500	5,655
				Westpac Banking Corp
				2.25%, 11/19/2012	6,950	7,015
Automobile Asset Backed Securities - 0.00%				3.00%, 08/04/2015	4,000	4,173
Nissan Auto Lease Trust						$263,363
1.39%, 01/15/2016	43	43
				Beverages - 1.01%
				PepsiCo Inc
Automobile Floor Plan Asset Backed Securities - 0.02%				0.75%, 03/05/2015	9,000	9,006
Nissan Master Owner Trust Receivables				SABMiller Holdings Inc
1.39%, 01/15/2015(a),(b)	230	232		1.85%, 01/15/2015(b)	4,000	4,056
						$13,062

Automobile Manufacturers - 1.20%				Biotechnology - 1.41%
Daimler Finance North America LLC				Amgen Inc
1.88%, 09/15/2014(b)	10,500	10,601		1.88%, 11/15/2014	4,500	4,597
Toyota Motor Credit Corp				2.30%, 06/15/2016	9,000	9,238
2.05%, 01/12/2017	4,000	4,101		Gilead Sciences Inc
3.20%, 06/17/2015	750	799		2.40%, 12/01/2014	4,250	4,400
		$15,501				$18,235

Banks- 20.42%				Chemicals - 1.89%
American Express Bank FSB				Airgas Inc
5.50%, 04/16/2013	4,150	4,334		3.25%, 10/01/2015	12,000	12,542
Australia & New Zealand Banking Group Ltd				Dow Chemical Co/The
3.70%, 01/13/2015(b)	5,750	6,025		7.60%, 05/15/2014	10,500	11,834
Bank of America Corp						$24,376
4.50%, 04/01/2015	5,250	5,427
4.88%, 01/15/2013	5,000	5,120		Commercial Services - 1.12%
6.50%, 08/01/2016	7,750	8,473		ERAC USA Finance LLC
Bank of New York Mellon Corp/The				2.25%, 01/10/2014(b)	4,750	4,781
2.95%, 06/18/2015	13,060	13,768		2.75%, 07/01/2013(b)	5,500	5,563
Barclays Bank PLC				5.60%, 05/01/2015(b)	3,750	4,120
2.50%, 01/23/2013	2,100	2,120				$14,464
5.20%, 07/10/2014	7,500	7,934		Computers - 0.69%
Capital One Financial Corp				Hewlett-Packard Co
2.13%, 07/15/2014	3,500	3,523		1.25%, 09/13/2013	3,500	3,506
Citigroup Inc				International Business Machines Corp
4.75%, 05/19/2015	9,000	9,455		2.10%, 05/06/2013	5,250	5,338
5.50%, 08/27/2012	3,050	3,092				$8,844
6.00%, 12/13/2013	10,000	10,558
6.50%, 08/19/2013	11,500	12,125		Diversified Financial Services - 9.20%
Commonwealth Bank of Australia				American Express Credit Corp
3.75%, 10/15/2014(b)	12,500	13,111		2.38%, 03/24/2017	1,000	1,020
Goldman Sachs Group Inc/The				5.88%, 05/02/2013	7,000	7,345
3.70%, 08/01/2015	5,500	5,591		American Honda Finance Corp
5.25%, 10/15/2013	9,500	9,903		1.63%, 09/20/2013(b)	4,500	4,556
6.00%, 05/01/2014	6,000	6,380		Caterpillar Financial Services Corp
HSBC Bank PLC				2.05%, 08/01/2016	4,500	4,661
3.50%, 06/28/2015(b)	13,500	14,087		Countrywide Financial Corp
ING Bank NV				5.80%, 06/07/2012	8,000	8,036
2.38%, 06/09/2014(b)	6,000	5,956		FMR LLC
3.75%, 03/07/2017(b)	4,500	4,445		4.75%, 03/01/2013(b)	14,500	14,940
4.00%, 03/15/2016(b)	11,000	11,161		FUEL Trust
JP Morgan Chase & Co				3.98%, 06/15/2016(b)	14,500	15,022
3.45%, 03/01/2016	10,000	10,471		General Electric Capital Corp
4.75%, 03/01/2015	5,000	5,427		0.67%, 01/08/2016(a)	15,500	14,959
5.38%, 10/01/2012	5,250	5,353		1.32%, 01/07/2014(a)	4,000	4,025
Lloyds TSB Bank PLC				2.80%, 01/08/2013	5,250	5,330
4.88%, 01/21/2016	15,000	15,574		2.95%, 05/09/2016	4,500	4,690
Morgan Stanley				Jefferies Group Inc
2.88%, 01/24/2014	8,000	7,948		3.88%, 11/09/2015	6,500	6,370
6.00%, 05/13/2014	8,500	8,843		John Deere Capital Corp
6.00%, 04/28/2015	4,500	4,709		0.88%, 04/17/2015	4,500	4,507
Santander US Debt SAU				MassMutual Global Funding II
2.49%, 01/18/2013(b)	4,750	4,691		2.30%, 09/28/2015(b)	15,500	15,984

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)					Home Equity Asset Backed Securities (continued)
MassMutual Global Funding II	(continued)				JP Morgan Mortgage Acquisition Corp
2.88%, 04/21/2014(b)		$7,000	$7,219		0.69%, 06/25/2035(a)	$1,800	$1,663
			$118,664		0.73%, 07/25/2035(a)	5,698	5,367
					Mastr Asset Backed Securities Trust
Electric - 1.80%					0.49%, 10/25/2035(a)	1,988	1,898
Commonwealth Edison Co					Morgan Stanley ABS Capital I
4.70%, 04/15/2015		1,500	1,655		0.99%, 01/25/2035(a)	2,167	2,145
LG&E and KU Energy LLC					New Century Home Equity Loan Trust
2.13%, 11/15/2015		2,500	2,521		0.72%, 07/25/2035(a)	20,000	18,633
Nisource Finance Corp					4.76%, 11/25/2033	61	61
6.15%, 03/01/2013		4,250	4,428		Residential Asset Mortgage Products Inc
Oncor Electric Delivery Co LLC					0.71%, 07/25/2035(a)	1,500	1,405
5.95%, 09/01/2013		8,750	9,228		Residential Asset Securities Corp
6.38%, 05/01/2012		3,000	3,000		4.47%, 03/25/2032	805	818
PPL Energy Supply LLC					4.59%, 08/25/2031	94	92
5.70%, 10/15/2035		2,200	2,414		Soundview Home Equity Loan Trust
			$23,246		0.66%, 11/25/2035(a)	3,750	3,092
Finance - Mortgage Loan/Banker - 5.59%					Terwin Mortgage Trust
Fannie Mae					0.62%, 01/25/2035(a),(b)	1,457	1,394
0.50%, 08/09/2013		7,000	7,020		Wells Fargo Home Equity Trust
0.75%, 12/18/2013		7,000	7,053		0.65%, 11/25/2035(a)	4,000	3,657
1.25%, 02/27/2014		10,000	10,187		0.66%, 05/25/2034(a)	1,394	1,217
1.50%, 06/26/2013		10,000	10,144		5.00%, 05/25/2034	11,500	11,404
Freddie Mac							$101,172
0.38%, 10/30/2013		10,000	10,029		Insurance - 7.82%
0.50%, 04/17/2015		10,000	9,997		Aspen Insurance Holdings Ltd
0.63%, 12/29/2014		10,000	10,042		6.00%, 08/15/2014	4,750	5,089
1.00%, 08/27/2014		7,500	7,613		Berkshire Hathaway Finance Corp
			$72,085		1.50%, 01/10/2014	4,500	4,566
Food- 1.23%					Berkshire Hathaway Inc
Cargill Inc					1.90%, 01/31/2017	2,000	2,036
1.90%, 03/01/2017(b)		4,500	4,518		2.13%, 02/11/2013	7,750	7,853
Corn Products International Inc					2.20%, 08/15/2016	8,000	8,306
3.20%, 11/01/2015		6,500	6,801		Metropolitan Life Global Funding I
TESCO PLC					2.50%, 01/11/2013(b)	10,750	10,882
2.00%, 12/05/2014(b)		4,500	4,567		2.88%, 09/17/2012(b)	1,500	1,512
			$15,886		5.13%, 04/10/2013(b)	3,500	3,642
					5.13%, 06/10/2014(b)	5,000	5,400
Gas- 1.25%					New York Life Global Funding
Florida Gas Transmission Co LLC					2.25%, 12/14/2012(b)	7,250	7,323
4.00%, 07/15/2015(b)		6,000	6,336		2.45%, 07/14/2016(b)	6,500	6,739
Sempra Energy					3.00%, 05/04/2015(b)	3,750	3,953
2.30%, 04/01/2017		5,000	5,128		4.65%, 05/09/2013(b)	3,250	3,378
6.00%, 02/01/2013		4,500	4,676		5.25%, 10/16/2012(b)	4,500	4,595
			$16,140		Prudential Covered Trust 2012-1
					3.00%, 09/30/2015(b)	19,000	19,264
Home Equity Asset Backed Securities - 7.85%
ACE Securities Corp					Prudential Financial Inc
0.58%, 05/25/2035(a)		6,078	5,434		3.63%, 09/17/2012	4,250	4,294
0.69%, 04/25/2035(a)		4,852	4,737		4.50%, 07/15/2013	1,000	1,040
0.72%, 04/25/2035(a)		2,000	1,764		5.15%, 01/15/2013	950	979
Aegis Asset Backed Securities Trust							$100,851
0.72%, 03/25/2035(a)		2,576	2,537		Iron & Steel - 1.53%
Asset Backed Funding Certificates					ArcelorMittal
0.60%, 07/25/2035(a)		1,353	1,272		3.75%, 03/01/2016	6,500	6,512
0.68%, 06/25/2035(a)		8,004	7,614		5.38%, 06/01/2013	4,500	4,668
Asset Backed Securities Corp Home Equity					Nucor Corp
0.75%, 07/25/2035(a)		4,500	4,036		5.00%, 12/01/2012	8,300	8,501
Bayview Financial Acquisition Trust							$19,681
0.47%, 11/28/2036(a)		136	133
0.87%, 05/28/2044(a)		4,469	4,133		Manufactured Housing Asset Backed Securities - 0.01%
5.66%, 12/28/2036(a)		1,135	1,171		Green Tree Financial Corp
6.04%, 11/28/2036		1,852	1,840		7.70%, 09/15/2026	120	130
Bear Stearns Asset Backed Securities Trust
0.57%, 12/25/2035(a)		8,400	6,861
					Media- 1.34%
Home Equity Asset Trust
0.71%, 10/25/2035(a)		4,725	3,522		DIRECTV Holdings LLC / DIRECTV
					Financing Co Inc
0.72%, 07/25/2035(a)		3,409	3,272		2.40%, 03/15/2017(b)	9,000	9,020

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Mortgage Backed Securities (continued)
Walt Disney Co/The			Prime Mortgage Trust
1.13%, 02/15/2017	$8,250	$8,206	5.25%, 07/25/2020(a)	$4,628	$4,796
		$17,226	Residential Accredit Loans Inc
			5.00%, 12/26/2018	5,315	5,419
Mining - 1.10%			5.00%, 03/25/2019	2,349	2,382
Anglo American Capital PLC			5.50%, 08/25/2033	1,667	1,688
2.15%, 09/27/2013(b)	6,500	6,553
2.63%, 04/03/2017(b)	4,500	4,523	6.00%, 11/25/2032	264	266
			Residential Asset Securitization Trust
Teck Resources Ltd			4.75%, 02/25/2019	2,583	2,611
3.15%, 01/15/2017	3,000	3,114	WaMu Mortgage Pass Through Certificates
		$14,190	5.00%, 09/25/2018	703	721
Mortgage Backed Securities - 4.78%			Wells Fargo Mortgage Backed Securities
Banc of America Alternative Loan Trust			Trust
5.00%, 12/25/2018	1,606	1,626	0.49%, 05/25/2035(a)	1,474	1,460
Banc of America Funding Corp			4.75%, 12/25/2018	591	604
4.75%, 09/25/2019	2,446	2,510			$61,601
5.00%, 06/25/2035(a)	1,065	1,061
			Oil & Gas - 5.72%
Banc of America Mortgage Securities Inc			BG Energy Capital PLC
5.00%, 03/25/2020	2,130	2,148	2.88%, 10/15/2016(b)	5,000	5,237
5.00%, 08/25/2020	1,285	1,306	BP Capital Markets PLC
5.25%, 10/25/2019	939	961	3.13%, 10/01/2015	4,000	4,231
BCAP LLC Trust			3.63%, 05/08/2014	10,000	10,511
5.25%, 06/26/2037(b)	687	691
			5.25%, 11/07/2013	8,000	8,506
Bear Stearns Commercial Mortgage			Ensco PLC
Securities			3.25%, 03/15/2016	10,250	10,775
7.00%, 05/20/2030	1,484	1,496	Petrobras International Finance Co - Pifco
Cendant Mortgage Corp			3.88%, 01/27/2016	8,250	8,636
4.91%, 06/25/2034(a)	834	848
			Phillips 66
Chase Mortgage Finance Corp			2.95%, 05/01/2017(b)	5,000	5,131
5.50%, 05/25/2035	266	265	Shell International Finance BV
Citicorp Mortgage Securities Inc			3.10%, 06/28/2015	10,000	10,661
5.25%, 02/25/2035	63	63	Total Capital SA
Countrywide Alternative Loan Trust			3.00%, 06/24/2015	9,500	10,014
6.00%, 02/25/2017	1,599	1,635			$73,702
Countrywide Asset-Backed Certificates
0.52%, 11/25/2035(a)	25	24	Oil & Gas Services - 1.33%
Countrywide Home Loan Mortgage Pass			Schlumberger Investment SA
Through Trust			1.95%, 09/14/2016(b)	6,500	6,637
4.50%, 01/25/2019(a)	1,160	1,181	Weatherford International Ltd/Bermuda
4.50%, 08/25/2033	1,112	1,120	5.50%, 02/15/2016	9,500	10,533
5.00%, 09/25/2019	1,723	1,769			$17,170
5.00%, 06/25/2034	405	405
5.25%, 10/25/2034	974	997	Other Asset Backed Securities - 4.44%
Credit Suisse First Boston Mortgage Securities			Ameriquest Mortgage Securities Inc
			0.44%, 08/25/2035(a)	1,323	1,271
Corp
1.20%, 05/25/2034(a)	872	763	Carrington Mortgage Loan Trust
			0.52%, 12/25/2035(a)	475	458
5.00%, 09/25/2019	303	303	0.64%, 09/25/2035(a)	3,678	3,530
5.00%, 10/25/2019	2,092	2,110
Fannie Mae REMICS			Citigroup Mortgage Loan Trust Inc
			0.67%, 07/25/2035(a)	1,000	858
0.49%, 03/25/2035(a)	28	28
0.54%, 02/25/2032(a)	30	30	Countrywide Asset-Backed Certificates
			0.69%, 08/25/2035(a)	8,000	7,268
Freddie Mac Reference REMIC			0.70%, 10/25/2035(a)	4,595	4,493
0.64%, 07/15/2023(a)	168	168
			0.73%, 12/25/2035(a)	3,087	3,033
Freddie Mac REMICS			0.75%, 11/25/2035(a)	9,551	8,960
0.69%, 06/15/2023(a)	79	79
			0.89%, 12/25/2034(a)	3,580	3,512
Ginnie Mae
4.50%, 08/20/2032	489	527	Credit-Based Asset Servicing and
			Securitization LLC
GMAC Mortgage Corp Loan Trust			5.33%, 08/25/2035(a)	2,565	2,538
5.25%, 07/25/2034	530	535
GSR Mortgage Loan Trust			First Franklin Mortgage Loan Asset Backed
0.54%, 03/25/2035(a)	675	671	Certificates
			0.52%, 10/25/2035(a)	3,497	3,436
5.00%, 08/25/2019	1,152	1,163	0.67%, 05/25/2035(a)	1,850	1,427
JP Morgan Mortgage Trust
5.00%, 09/25/2034	6,764	6,971	JP Morgan Mortgage Acquisition Corp
			0.53%, 12/25/2035(a)	2,972	2,530
MASTR Alternative Loans Trust
6.50%, 01/25/2019	1,182	1,252	Mastr Specialized Loan Trust
			1.49%, 11/25/2034(a),(b)	3,800	3,242
MASTR Asset Securitization Trust
5.00%, 12/25/2019	306	316	Merrill Lynch First Franklin Mortgage Loan
5.25%, 12/25/2033	6,534	6,632	Trust
			0.94%, 10/25/2037(a)	241	239

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Other Asset Backed Securities (continued)				Software - 0.16%
Securitized Asset Backed Receivables LLC				Microsoft Corp
0.54%, 10/25/2035(a)	$426	$378		2.95%, 06/01/2014	$2,000	$2,098
0.56%, 10/25/2035(a)	9,404	8,066
Wachovia Mortgage Loan Trust LLC
0.61%, 10/25/2035(a)	2,167	2,064		Telecommunications - 2.13%
				AT&T Inc
		$57,303		2.40%, 08/15/2016	2,500	2,601
Pharmaceuticals - 1.42%				2.50%, 08/15/2015	4,000	4,176
Abbott Laboratories				2.95%, 05/15/2016	4,000	4,247
2.70%, 05/27/2015	8,500	8,997		4.95%, 01/15/2013	4,250	4,381
Novartis Capital Corp				Verizon Communications Inc
2.90%, 04/24/2015	4,500	4,791		3.00%, 04/01/2016	5,750	6,131
Sanofi				Vodafone Group PLC
1.20%, 09/30/2014	4,500	4,555		1.63%, 03/20/2017	6,000	5,976
		$18,343				$27,512

Pipelines - 0.32%				Transportation - 0.34%
Plains All American Pipeline LP / PAA				United Parcel Service Inc
Finance Corp				4.50%, 01/15/2013	4,250	4,373
3.95%, 09/15/2015	3,850	4,126
				TOTAL BONDS		$1,229,482

Real Estate - 1.23%					Principal
WCI Finance LLC / WEA Finance LLC				MUNICIPAL BONDS - 0.49%	Amount (000's)	Value (000	's)
5.40%, 10/01/2012(b)	6,000	6,105		Florida - 0.21%
WEA Finance LLC / WT Finance Aust Pty				Florida Housing Finance Corp
Ltd				0.25%, 01/15/2035	$975	$975
5.75%, 09/02/2015(b)	3,000	3,297		0.52%, 06/15/2036	1,775	1,775
WT Finance Aust Pty Ltd / Westfield Capital /						$2,750
WEA Finance LLC
5.13%, 11/15/2014(b)	6,000	6,397		New Hampshire - 0.14%
		$15,799		New Hampshire Housing Finance
				Authority FANNIE MAE
REITS- 4.96%				0.25%, 04/15/2016	1,800	1,800
Arden Realty LP
5.25%, 03/01/2015	10,250	11,082
BioMed Realty LP				New York - 0.10%
3.85%, 04/15/2016	6,500	6,746		Housing Development Corp/NY FANNIE
Duke Realty LP				MAE
6.25%, 05/15/2013	6,750	7,058		0.18%, 11/15/2031	1,300	1,300
ERP Operating LP
5.50%, 10/01/2012	4,000	4,075		Tennessee - 0.04%
HCP Inc				Johnson City Health & Educational Facilities
2.70%, 02/01/2014	1,600	1,623		Board
Health Care REIT Inc				0.25%, 07/01/2033	505	505
5.88%, 05/15/2015	5,500	6,017
6.00%, 11/15/2013	8,000	8,486		TOTAL MUNICIPAL BONDS		$6,355
Healthcare Realty Trust Inc				U.S. GOVERNMENT & GOVERNMENT	Principal
5.13%, 04/01/2014	5,600	5,833		AGENCY OBLIGATIONS - 0.33%	Amount (000's)	Value (000	's)
Nationwide Health Properties Inc				Federal Home Loan Mortgage Corporation (FHLMC) - 0.05%
6.00%, 05/20/2015	3,000	3,292
6.25%, 02/01/2013	6,500	6,693		2.29%, 11/01/2021(a),(e)	$12	$12
8.25%, 07/01/2012	3,000	3,028		2.41%, 09/01/2035(a),(e)	191	203
		$63,933		6.00%, 04/01/2017(e)	71	78
				6.00%, 05/01/2017(e)	139	149
Retail - 0.78%				6.50%, 12/01/2015(e)	6	7
Wal-Mart Stores Inc				7.00%, 12/01/2022(e)	132	152
1.50%, 10/25/2015	4,000	4,095		7.50%, 12/01/2029(e)	2	2
1.63%, 04/15/2014	4,000	4,090		9.50%, 08/01/2016(e)	5	6
2.88%, 04/01/2015	1,750	1,860
		$10,045				$609

Savings & Loans - 0.00%				Federal National Mortgage Association (FNMA) - 0.15%
				2.18%, 11/01/2022(a),(e)	3	3
Washington Mutual Bank / Henderson NV				2.25%, 10/01/2035(a),(e)	531	564
0.00%, 01/15/2013(c),(d)	1,200	—
				2.34%, 02/01/2037(a),(e)	240	253
				2.35%, 07/01/2034(a),(e)	265	281
Semiconductors - 0.47%				2.36%, 01/01/2035(a),(e)	31	32
Samsung Electronics America Inc				2.37%, 08/01/2034(a),(e)	139	148
1.75%, 04/10/2017(b)	6,000	6,005		2.41%, 11/01/2032(a),(e)	86	89
				2.46%, 07/01/2034(a),(e)	89	94
				2.47%, 12/01/2032(a),(e)	111	118

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

			(d)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
U.S. GOVERNMENT & GOVERNMENT	Principal		these securities totaled $0 or 0.00% of net assets.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(e)	This entity was put into conservatorship by the US Government in 2008.
Federal National Mortgage Association (FNMA) (continued)			See Notes to Financial Statements for additional information.
2.74%, 01/01/2035(a),(e)	$235	$251	(f)	Security or a portion of the security was pledged to cover margin
2.76%, 02/01/2035(a),(e)	32	34	requirements for futures contracts. At the end of the period, the value of
2.98%, 01/01/2019(a),(e)	3	3	these securities totaled $925 or 0.07% of net assets.
4.38%, 11/01/2035(a),(e)	17	18
5.61%, 04/01/2019(a),(e)	6	6
6.00%, 07/01/2028(e)	44	49
6.50%, 01/01/2014(e)	15	16	Unrealized Appreciation (Depreciation)
7.50%, 10/01/2029(e)	11	14	The net federal income tax unrealized appreciation (depreciation) and federal tax
8.00%, 05/01/2027(e)	4	5	cost of investments held as of the period end were as follows:
8.50%, 11/01/2017(e)	9	10
10.00%, 05/01/2022(e)	6	7	Unrealized Appreciation	$21,460
			Unrealized Depreciation	(3,614)
		$1,995	Net Unrealized Appreciation (Depreciation)	$17,846
Government National Mortgage Association (GNMA) -0.00%			Cost for federal income tax purposes	$1,255,552

9.00%, 04/20/2025	2	3	All dollar amounts are shown in thousands (000's)
11.00%, 11/15/2015	9	9
11.00%, 11/15/2015	2	2	Portfolio Summary (unaudited)
10.00%, 01/15/2019	46	48	Sector	Percent
11.00%, 10/15/2015	6	6	Financial	46 .21%
		$68	Asset Backed Securities	12 .32%
U.S. Treasury - 0.13%			Energy	7.37%
0.63%, 12/31/2012(f)	1,650	1,655	Consumer, Non-cyclical	6.19%
			Government	5.72%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Mortgage Securities	4.98%
OBLIGATIONS		$4,327	Basic Materials	4.52%
	Maturity		Communications	3.47%
REPURCHASE AGREEMENTS - 2.58%	Amount (000's)	Value (000's)	Utilities	3.05%
			Consumer, Cyclical	2.41%
Banks- 2.58%			Technology	1.32%
Investment in Joint Trading Account; Credit	$7,030	$7,031	Industrial	0.70%
Suisse Repurchase Agreement; 0.16%			Revenue Bonds	0.25%
dated 04/30/12 maturing 05/01/12			Insured	0.24%
(collateralized by US Government			Other Assets in Excess of Liabilities, Net	1.25%
Securities; $7,170,992; 0.00% - 11.25%;			TOTAL NET ASSETS	100.00%
dated 02/15/15 - 08/15/39)
Investment in Joint Trading Account; Deutsche	13,718	13,718
Bank Repurchase Agreement; 0.20% dated
04/30/12 maturing 05/01/12 (collateralized
by US Government Securities;
$13,992,179 ; 0.00% - 8.20%; dated
05/01/12 - 07/15/37)
Investment in Joint Trading Account; JP	5,144	5,144
Morgan Repurchase Agreement; 0.18%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government
Securities; $5,247,068; 0.00% - 8.38%;
dated 02/08/13 - 04/23/32)
Investment in Joint Trading Account; Merrill	7,341	7,341
Lynch Repurchase Agreement; 0.17%
dated 04/30/12 maturing 05/01/12
(collateralized by US Government Security;
$7,488,160 ; 1.50%; dated 07/31/16)
		$33,234
TOTAL REPURCHASE AGREEMENTS		$33,234
Total Investments		$1,273,398
Other Assets in Excess of Liabilities, Net - 1.25%		$16,066
TOTAL NET ASSETS - 100.00%		$1,289,464

(a)	Variable Rate. Rate shown is in effect at April 30, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $292,891 or 22.71% of net assets.

(c) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
Short-Term Income Fund
April 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2012	Short	900	$111,065	$111,417	$(352)
Total					$(352)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2012 (unaudited)

COMMON STOCKS - 97.65%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.93%				Electric (continued)
HEICO Corp	55,528	$2,239		UniSource Energy Corp	67,370	$2,452
LMI Aerospace Inc (a)	32,620	596				$11,990
Triumph Group Inc	73,670	4,628
		$7,463		Electrical Components & Equipment - 1.01%
				Generac Holdings Inc (a)	162,960	3,924
Airlines - 1.06%
Alaska Air Group Inc (a)	121,580	4,109
				Electronics - 1.95%
				FEI Co (a)	99,240	4,979
Automobile Parts & Equipment - 0.62%				OSI Systems Inc (a)	38,390	2,567
Dana Holding Corp	163,300	2,387				$7,546

				Engineering & Construction - 1.65%
Banks - 6.20%				Dycom Industries Inc (a)	97,670	2,284
Bank of the Ozarks Inc	86,023	2,658		EMCOR Group Inc	88,790	2,603
Banner Corp	56,758	1,246		Mistras Group Inc (a)	64,876	1,523
Boston Private Financial Holdings Inc	239,100	2,229				$6,410
Columbia Banking System Inc	60,220	1,234
First of Long Island Corp/The	20,610	567		Food - 1.85%
Hancock Holding Co	82,690	2,661		Diamond Foods Inc	91,000	1,902
Home BancShares Inc/AR	53,095	1,547		Fresh Del Monte Produce Inc	125,320	2,903
				TreeHouse Foods Inc (a)	40,840	2,349
National Penn Bancshares Inc	267,830	2,469
Texas Capital Bancshares Inc (a)	128,870	4,860				$7,154
Webster Financial Corp	154,340	3,508		Forest Products & Paper - 0.72%
WesBanco Inc	52,100	1,067		Domtar Corp	31,970	2,797
		$24,046

Biotechnology - 1.66%				Gas - 0.72%
Cubist Pharmaceuticals Inc (a)	49,280	2,084		Southwest Gas Corp	66,560	2,797
Cytokinetics Inc (a)	393,432	397
Incyte Corp Ltd (a)	29,670	673
Momenta Pharmaceuticals Inc (a)	63,488	1,008		Healthcare - Products - 2.80%
NewLink Genetics Corp (a)	37,580	437		Cantel Medical Corp	59,837	1,405
RTI Biologics Inc (a)	343,550	1,202		Cepheid Inc (a)	19,830	762
Seattle Genetics Inc (a)	31,840	630		CONMED Corp	104,650	2,992
				Greatbatch Inc (a)	91,580	2,133
		$6,431		Orthofix International NV (a)	53,278	2,196
Chemicals - 2.37%				Symmetry Medical Inc (a)	194,370	1,382
Kronos Worldwide Inc	107,300	2,548				$10,870
TPC Group Inc (a)	57,580	2,417
WR Grace & Co (a)	70,797	4,220		Healthcare - Services - 4.28%
				Centene Corp (a)	98,070	3,883
		$9,185		Gentiva Health Services Inc (a)	91,142	755
Commercial Services - 4.89%				HealthSouth Corp (a)	234,990	5,261
H&E Equipment Services Inc (a)	174,800	3,374		Magellan Health Services Inc (a)	81,830	3,623
Huron Consulting Group Inc (a)	112,670	3,970		WellCare Health Plans Inc (a)	50,190	3,071
ITT Educational Services Inc (a)	24,460	1,615				$16,593
Kenexa Corp (a)	83,487	2,728
Korn/Ferry International (a)	136,290	2,201		Holding Companies - Diversified - 0.50%
PAREXEL International Corp (a)	113,660	3,062		Primoris Services Corp	134,303	1,937
RPX Corp (a)	116,964	2,021
		$18,971		Insurance - 2.96%
Computers - 3.87%				Amtrust Financial Services Inc	71,783	1,955
CACI International Inc (a)	52,320	3,198		Montpelier Re Holdings Ltd ADR	231,360	4,748
CIBER Inc (a)	339,990	1,415		Protective Life Corp	115,720	3,386
Fortinet Inc (a)	97,670	2,551		Validus Holdings Ltd	43,180	1,403
Manhattan Associates Inc (a)	107,750	5,404				$11,492
Syntel Inc	40,530	2,427		Internet - 2.65%
		$14,995		Ancestry.com Inc (a)	67,346	1,798
				comScore Inc (a)	84,130	1,676
Consumer Products - 0.86%				Liquidity Services Inc (a)	49,580	2,644
Prestige Brands Holdings Inc (a)	195,330	3,319
				TIBCO Software Inc (a)	126,280	4,155
						$10,273
Diversified Financial Services - 2.59%
Calamos Asset Management Inc	121,410	1,568		Iron & Steel - 0.38%
Interactive Brokers Group Inc - A Shares	240,800	3,653		Schnitzer Steel Industries Inc	37,370	1,490
Knight Capital Group Inc (a)	366,820	4,820
		$10,041		Leisure Products & Services - 1.16%
Electric - 3.09%				Polaris Industries Inc	56,540	4,491
Avista Corp	191,930	5,075
NorthWestern Corp	125,640	4,463		Machinery - Diversified - 2.39%
				Chart Industries Inc (a)	62,450	4,773

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Machinery - Diversified (continued)				Semiconductors - 3.75%
Robbins & Myers Inc	92,101	$4,486		Entegris Inc (a)	464,030	$4,107
		$9,259		IXYS Corp (a)	112,310	1,399
				Lattice Semiconductor Corp (a)	464,420	2,536
Media - 0.47%				MKS Instruments Inc	152,330	4,212
Sinclair Broadcast Group Inc	178,220	1,832		Rudolph Technologies Inc (a)	211,680	2,286
						$14,540
Mining - 0.58%
Stillwater Mining Co (a)	209,470	2,248		Software - 2.26%
				Computer Programs & Systems Inc	28,400	1,692
				Infoblox Inc (a)	4,506	92
Miscellaneous Manufacturing - 3.37%				MicroStrategy Inc (a)	17,030	2,381
AZZ Inc	47,660	2,464		MModal Inc (a)	77,096	984
Colfax Corp (a)	83,960	2,845		Proofpoint Inc (a)	60,330	790
Crane Co	40,940	1,807		SYNNEX Corp (a)	73,930	2,816
Movado Group Inc	95,600	2,710				$8,755
Smith & Wesson Holding Corp (a)	392,062	3,235
		$13,061		Telecommunications - 3.60%
				Arris Group Inc (a)	306,881	3,968
Oil & Gas - 5.48%				Consolidated Communications Holdings Inc	92,250	1,785
Berry Petroleum Co	87,190	3,971		InterDigital Inc/PA	51,780	1,435
Energy XXI Bermuda Ltd	133,800	5,042		Plantronics Inc	130,810	5,013
GeoResources Inc (a)	111,550	4,207		RF Micro Devices Inc (a)	404,790	1,753
Gulfport Energy Corp (a)	146,715	3,845				$13,954
Parker Drilling Co (a)	290,787	1,503
Stone Energy Corp (a)	95,430	2,677		Transportation - 0.75%
				Atlas Air Worldwide Holdings Inc (a)	63,180	2,909
		$21,245

Oil & Gas Services - 0.70%
Hornbeck Offshore Services Inc (a)	64,940	2,703		Trucking & Leasing - 0.29%
				Amerco Inc	11,000	1,105

Pharmaceuticals - 1.97%				TOTAL COMMON STOCKS		$378,509
Alkermes PLC (a)	31,560	546			Maturity
Array BioPharma Inc (a)	208,200	727		REPURCHASE AGREEMENTS - 2.12%	Amount (000's)	Value(000	's)
Medicis Pharmaceutical Corp	21,960	845
Onyx Pharmaceuticals Inc (a)	20,570	936		Banks- 2.12%
Questcor Pharmaceuticals Inc (a)	32,910	1,478		Investment in Joint Trading Account; Credit	$1,735	$1,735
Salix Pharmaceuticals Ltd (a)	46,750	2,309		Suisse Repurchase Agreement; 0.16%
Vivus Inc (a)	32,249	781		dated 04/30/12 maturing 05/01/12
		$7,622		(collateralized by US Government
				Securities; $1,769,923; 0.00% - 11.25%;
REITS - 7.58%				dated 02/15/15 - 08/15/39)
Coresite Realty Corp	67,915	1,692		Investment in Joint Trading Account; Deutsche	3,386	3,386
Douglas Emmett Inc	178,310	4,144		Bank Repurchase Agreement; 0.20% dated
EastGroup Properties Inc	57,790	2,907		04/30/12 maturing 05/01/12 (collateralized
Education Realty Trust Inc	403,820	4,551		by US Government Securities; $3,453,509;
Extra Space Storage Inc	121,290	3,681		0.00% - 8.20%; dated 05/01/12 - 07/15/37)
National Retail Properties Inc	105,980	2,902		Investment in Joint Trading Account; JP	1,270	1,270
Post Properties Inc	104,240	5,076		Morgan Repurchase Agreement; 0.18%
PS Business Parks Inc	31,000	2,116		dated 04/30/12 maturing 05/01/12
Retail Opportunity Investments Corp	191,300	2,324		(collateralized by US Government
		$29,393		Securities; $1,295,065; 0.00% - 8.38%;
				dated 02/08/13 - 04/23/32)
Retail - 11.43%				Investment in Joint Trading Account; Merrill	1,812	1,812
Brinker International Inc	177,380	5,582		Lynch Repurchase Agreement; 0.17%
Cash America International Inc	40,650	1,901		dated 04/30/12 maturing 05/01/12
Charming Shoppes Inc (a)	363,930	2,147		(collateralized by US Government Security;
Coinstar Inc (a)	74,030	4,648		$1,848,205; 1.50%; dated 07/31/16)
Conn's Inc (a)	100,130	1,637
DSW Inc	58,120	3,270				$8,203
Finish Line Inc/The	118,380	2,635		TOTAL REPURCHASE AGREEMENTS		$8,203
Liz Claiborne Inc (a)	426,960	5,721		Total Investments		$386,712
Pier 1 Imports Inc	351,140	6,033		Other Assets in Excess of Liabilities, Net - 0.23%		$905
Red Robin Gourmet Burgers Inc (a)	145,510	5,189		TOTAL NET ASSETS - 100.00%		$387,617
Sally Beauty Holdings Inc (a)	139,210	3,703
Susser Holdings Corp (a)	68,330	1,824
				(a) Non-Income Producing Security
		$44,290

Savings & Loans - 1.26%
Oritani Financial Corp	170,590	2,528
Provident Financial Services Inc	160,130	2,354
		$4,882

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$59,338
Unrealized Depreciation		(11,755)
Net Unrealized Appreciation (Depreciation)		$47,583
Cost for federal income tax purposes		$339,129

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .71%
Consumer, Non-cyclical		18 .31%
Consumer, Cyclical		14 .27%
Industrial		13 .34%
Technology		9.88%
Communications		6.72%
Energy		6.18%
Basic Materials		4.05%
Utilities		3.81%
Diversified		0.50%
Other Assets in Excess of Liabilities, Net		0.23%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2012	Long	29	$2,362	$2,363	$1
Total					$1

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 0.40%	Shares Held	Value(000	's)		Principal

Publicly Traded Investment Fund - 0.40%				MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds MuniFund	1,000,000	$1,000		California (continued)
Portfolio				Los Angeles Department of Water & Power
				5.25%, 07/01/2038	$1,000	$1,138
TOTAL INVESTMENT COMPANIES		$1,000		Los Angeles Harbor Department
	Principal			5.00%, 08/01/2031	1,240	1,384
MUNICIPAL BONDS - 101.25%	Amount (000's)	Value(000	's)	Los Angeles Unified School District/CA
				5.00%, 07/01/2029	1,000	1,114
Alabama - 1.91%				Metropolitan Water District of Southern
Auburn University				California
5.00%, 06/01/2038	$1,500	$1,624		5.00%, 07/01/2029	1,150	1,316
Birmingham Airport Authority AGM				Morongo Band of Mission Indians/The
5.25%, 07/01/2030	1,000	1,096		6.50%, 03/01/2028(c)	500	503
Courtland Industrial Development Board				Poway Unified School District
5.20%, 06/01/2025	1,250	1,278		0.00%, 08/01/2023(b)	1,250	802
Selma Industrial Development Board				Richmond Joint Powers Financing Authority
6.25%, 11/01/2033	700	768		6.25%, 07/01/2024	1,000	1,121
		$4,766		San Francisco City & County Airports
Alaska - 3.12%				Commission
Alaska International Airports				5.00%, 05/01/2040	1,000	1,074
System AMBAC				Southern California Public Power Authority
5.25%, 10/01/2027	4,500	4,595		5.25%, 07/01/2028	1,000	1,176
Borough of Matanuska-Susitna				State of California
AK ASSURED GTY				5.25%, 07/01/2021	1,000	1,213
5.50%, 09/01/2023	1,500	1,802		5.25%, 11/01/2025	2,000	2,113
City of Anchorage AK NATL-RE				University of California
6.50%, 12/01/2013	1,235	1,346		5.50%, 05/15/2027	1,375	1,522
		$7,743		5.75%, 05/15/2023	930	1,154
				5.75%, 05/15/2025	1,380	1,684
Arizona - 3.14%						$41,743
Arizona State Transportation Board
5.00%, 07/01/2026	1,500	1,715		Colorado - 2.34%
Arizona State University AMBAC				City of Colorado Springs CO AGM
5.25%, 09/01/2024	1,090	1,190		5.25%, 12/15/2022	3,000	3,433
Maricopa County Pollution Control Corp				Platte River Power Authority
6.00%, 05/01/2029	500	543		5.00%, 06/01/2026	1,135	1,308
Navajo County Pollution Control Corp				Regional Transportation District
5.75%, 06/01/2034	1,000	1,129		6.00%, 01/15/2041	450	493
Phoenix Civic Improvement Corp				6.50%, 01/15/2030	500	581
5.00%, 07/01/2034	1,000	1,144				$5,815
Pima County Industrial Development				Connecticut - 0.48%
Authority				State of Connecticut ACA
6.25%, 06/01/2026	160	161		6.60%, 07/01/2024	1,200	1,200
6.55%, 12/01/2037	300	309
Salt River Project Agricultural Improvement &
Power District				District of Columbia - 2.85%
5.00%, 01/01/2039	1,500	1,638		District of Columbia
		$7,829		5.00%, 12/01/2023	1,785	2,178
				5.00%, 12/01/2024	715	848
California - 16.82%				6.38%, 10/01/2034	1,000	1,148
Bay Area Toll Authority				District of Columbia Water & Sewer
5.00%, 04/01/2034	2,500	2,721		Authority AGM
California Educational Facilities Authority				5.50%, 10/01/2017	500	609
5.00%, 01/01/2038(a)	1,621	1,739		District of Columbia Water & Sewer
5.00%, 10/01/2038(a)	3,600	4,008		Authority AGM-CR NATL-RE-FGIC
5.00%, 01/01/2039(a)	8,154	8,810		5.50%, 10/01/2041	2,000	2,274
California Statewide Communities						$7,057
Development Authority
6.25%, 11/15/2019	500	545		Florida - 3.21%
6.63%, 11/15/2024	500	562		County of Miami-Dade FL Aviation
California Statewide Communities				Revenue ASSURED GTY
Development Authority FHA INS				5.25%, 10/01/2033	2,000	2,102
6.63%, 08/01/2029	1,000	1,209		Escambia County Health Facilities
City of Los Angeles Department of Airports				Authority AMBAC
5.00%, 05/15/2035	1,500	1,636		5.95%, 07/01/2020	65	68
City of Vernon CA				Florida Housing Finance
5.13%, 08/01/2021	1,000	1,107		Corporation AMBAC FHA 542 (C)
Foothill-Eastern Transportation Corridor				6.50%, 07/01/2036	900	907
Agency NATL-RE				Hillsborough County Port District NATL-RE
0.00%, 01/15/2018(b)	2,000	1,455		5.38%, 06/01/2027	1,000	1,011
Lancaster Redevelopment Agency
6.50%, 08/01/2029	580	637

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2012 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Florida (continued)			Illinois (continued)
Miami-Dade County Educational Facilities			Village of Pingree Grove IL Special Service
Authority BHAC-CR			Area No 7
5.50%, 04/01/2038	$1,000	$1,086	6.00%, 03/01/2036	$89	$85
Miami-Dade County School					$22,381
Board ASSURED GTY
5.25%, 05/01/2028	2,000	2,186	Indiana - 2.23%
Orange County Housing Finance Authority			City of Rockport IN
7.00%, 10/01/2025	500	506	7.00%, 06/01/2028	1,000	1,035
West Villages Improvement District			Indiana Finance Authority
5.50%, 05/01/2037(d)	150	67	5.00%, 10/01/2041	1,000	1,070
		$7,933	5.38%, 11/01/2032	1,000	1,091
			Indiana Municipal Power Agency
Georgia - 0.70%			6.00%, 01/01/2039	1,000	1,146
City of Atlanta GA			Indiana Municipal Power Agency NATL-RE
7.38%, 01/01/2031	500	546	6.13%, 01/01/2013	1,155	1,196
City of Atlanta GA Water & Wastewater					$5,538
Revenue
6.00%, 11/01/2027	1,000	1,189	Iowa- 0.51%
		$1,735	City of Altoona IA CITY APPROP
			5.75%, 06/01/2031	1,200	1,268
Idaho- 1.40%
Idaho Health Facilities Authority
6.65%, 02/15/2021	2,000	2,778	Kansas - 0.80%
Idaho Housing & Finance Association			County of Sedgwick KS/County of Shawnee
			KS GNMA/FNMA
5.85%, 07/01/2036	665	704	5.65%, 06/01/2037	770	840
		$3,482	Kansas Development Finance Authority
Illinois - 9.02%			5.50%, 11/15/2029	1,000	1,149
City of Chicago IL					$1,989
7.13%, 03/15/2022	500	507
7.46%, 02/15/2026	250	250	Kentucky - 2.49%
			Kentucky Economic Development Finance
City of Chicago IL ASSURED GTY			Authority
5.25%, 01/01/2025	2,000	2,231
City of Chicago IL O'Hare International			5.38%, 08/15/2024	1,000	1,137
			5.63%, 08/15/2027	1,000	1,129
Airport Revenue AGM			Kentucky Economic Development Finance
5.75%, 01/01/2020	1,000	1,059
City of Chicago IL Wastewater Transmission			Authority ASSURED GTY
			6.00%, 12/01/2033	1,000	1,107
Revenue BHAC			Kentucky State Property & Building
5.50%, 01/01/2038	1,000	1,097
City of United City of Yorkville IL			Commission ASSURED GTY
			5.25%, 02/01/2025	1,000	1,156
5.75%, 03/01/2028	500	488	Paducah Electric Plant Board ASSURED
6.00%, 03/01/2036	400	333
Huntley Special Service Area No			GTY
10/IL ASSURED GTY			5.25%, 10/01/2035	1,500	1,629
5.10%, 03/01/2029	1,000	1,056			$6,158
Illinois Finance Authority			Louisiana - 1.62%
5.38%, 08/15/2024	500	578	Lafayette Public Trust Financing
5.50%, 08/01/2037	1,000	1,026	Authority AGM
5.75%, 08/15/2030	1,000	1,150	5.25%, 10/01/2030	1,000	1,109
5.75%, 11/15/2037	1,500	1,613	Louisiana Public Facilities Authority
6.00%, 05/15/2025	500	441	5.00%, 06/01/2030	400	416
6.00%, 03/01/2038	1,000	1,119	Louisiana Public Facilities Authority FNMA
6.25%, 11/15/2035	1,000	1,138	0.00%, 12/01/2019(b)	1,500	1,280
6.50%, 11/01/2038	1,000	1,155	New Orleans Aviation Board ASSURED
7.00%, 02/15/2018	550	655	GTY
7.25%, 11/01/2038	1,000	1,261	6.00%, 01/01/2023	1,000	1,191
Illinois State Toll Highway Authority					$3,996
5.25%, 01/01/2030	1,000	1,108
Metropolitan Pier & Exposition			Maryland - 1.03%
Authority AGM			Maryland Community Development
5.50%, 06/15/2050	1,000	1,086	Administration
Railsplitter Tobacco Settlement Authority			5.05%, 09/01/2032	1,000	1,023
5.25%, 06/01/2021	1,000	1,136	Maryland Economic Development Corp
State of Illinois NATL-RE			5.38%, 06/01/2025	390	406
4.85%, 10/01/2024	1,000	1,014	5.75%, 06/01/2035	545	579
Village of Bartlett IL			Maryland Health & Higher Educational
5.60%, 01/01/2023	300	277	Facilities Authority
Village of Bolingbrook IL			6.00%, 07/01/2041	500	571
6.25%, 01/01/2024(e)	500	343			$2,579
Village of Gilberts IL
0.00%, 03/01/2016(b),(d)	500	175

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Massachusetts - 3.07%				New Jersey - 1.47%
Massachusetts Bay Transportation Authority				New Jersey Economic Development
5.25%, 07/01/2028	$2,000	$2,555		Authority
Massachusetts Development Finance Agency				5.00%, 09/01/2034	$1,000	$1,091
0.00%, 11/15/2056(b)	94	—		5.75%, 04/01/2031	1,000	1,051
5.50%, 11/15/2046	19	12		5.75%, 06/01/2031	550	602
5.75%, 12/01/2042	1,000	1,163		New Jersey Housing & Mortgage Finance
6.25%, 11/15/2046	355	254		Agency
6.38%, 07/01/2029(d)	600	600		6.38%, 10/01/2028	830	912
Massachusetts Health & Educational Facilities						$3,656
Authority
6.00%, 07/01/2031	800	810		New Mexico - 0.64%
Massachusetts Health & Educational Facilities				New Mexico Hospital Equipment Loan
Authority GO OF UNIV				Council
5.00%, 07/01/2038	1,000	1,130		5.00%, 08/01/2039	1,500	1,594
Massachusetts State College Building
Authority				New York - 7.25%
5.50%, 05/01/2039	1,000	1,113		Brooklyn Arena Local Development Corp
		$7,637		6.25%, 07/15/2040	480	531
				6.38%, 07/15/2043	200	222
Michigan - 1.74%				Hudson Yards Infrastructure Corp
City of Detroit MI Sewage Disposal System
Revenue AGM				5.75%, 02/15/2047	2,500	2,821
				Long Island Power Authority AGM
7.00%, 07/01/2027	1,500	1,819		0.45%, 12/01/2029	1,000	1,000
Kent Hospital Finance Authority
5.50%, 01/15/2047	500	559		Metropolitan Transportation Authority
				5.25%, 11/15/2030	1,500	1,708
Lansing Board of Water & Light				New York City Industrial Development
5.00%, 07/01/2037	850	944
Michigan Strategic Fund XLCA				Agency ASSURED GTY
				6.13%, 01/01/2029	1,000	1,116
5.45%, 12/15/2032	1,000	1,005		New York City Municipal Water Finance
		$4,327		Authority
Minnesota - 1.60%				5.00%, 06/15/2044	2,000	2,197
City of Minneapolis MN				New York City Transitional Finance Authority
6.75%, 11/15/2032	500	585		Building Aid Revenue ST AID WITHHLDG
City of Minneapolis MN ASSURED GTY				5.25%, 01/15/2039	2,000	2,197
6.50%, 11/15/2038	1,000	1,177		New York Liberty Development Corp
Tobacco Securitization Authority MN				5.00%, 11/15/2031	1,000	1,105
5.25%, 03/01/2031	2,000	2,200		5.00%, 09/15/2040	1,000	1,112
		$3,962		New York State Dormitory
				Authority ASSURED GTY ST AID
Missouri - 0.47%				WITHHLDG
Cape Girardeau County Industrial				5.00%, 10/01/2023	2,000	2,304
Development Authority				New York State Thruway Authority
5.50%, 06/01/2034	1,000	1,025		5.00%, 03/15/2026	1,480	1,722
5.63%, 06/01/2027	160	160				$18,035
		$1,185
				North Carolina - 0.47%
Nebraska - 1.36%				City of Raleigh NC Combined Enterprise
Municipal Energy Agency of Nebraska BHAC				System Revenue
5.13%, 04/01/2029	1,000	1,135		5.00%, 03/01/2031	1,000	1,169
Omaha Public Power District
5.50%, 02/01/2039	1,000	1,116
University of Nebraska				Ohio- 3.39%
5.25%, 07/01/2039	1,000	1,108		County of Adams OH
				6.25%, 09/01/2020(d)	1,000	880
		$3,359
				County of Montgomery OH
Nevada - 0.89%				6.25%, 11/15/2033	1,310	1,398
County of Clark NV				Ohio Air Quality Development Authority
5.13%, 07/01/2034	1,000	1,072		5.63%, 06/01/2018	1,000	1,141
State of Nevada				6.75%, 06/01/2024	3,000	3,113
5.00%, 06/01/2022	1,000	1,145		Ohio Higher Educational Facility
		$2,217		Commission
New Hampshire - 1.25%				6.75%, 01/15/2039	1,000	1,064
City of Manchester NH AGM				Ohio Housing Finance
5.13%, 01/01/2030	1,000	1,083		Agency GNMA/FNMA/FHLMC COLL
New Hampshire Health & Education Facilities				5.20%, 09/01/2029	795	851
Authority AGM						$8,447
5.50%, 08/01/2027	2,000	2,019
		$3,102

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Oklahoma - 0.02%				Texas (continued)
Oklahoma Housing Finance Agency GNMA				El Paso County Hospital District ASSURED
COLL				GTY
8.00%, 08/01/2018	$45	$46		5.00%, 08/15/2037	$1,000	$1,067
				Harris County Industrial Development Corp
				5.00%, 02/01/2023	400	435
Oregon - 0.92%				McLennan County Public Facility Corp
Oregon State Department of Administrative
Services				6.63%, 06/01/2035	995	1,084
5.25%, 04/01/2026	1,500	1,768		North Texas Health Facilities Development
				Corp AGM
Warm Springs Reservation Confederated				5.00%, 09/01/2024	1,000	1,092
Tribe
6.38%, 11/01/2033	500	519		5.00%, 09/01/2032	1,000	1,049
				North Texas Tollway Authority
		$2,287		5.63%, 01/01/2033	1,000	1,096
Pennsylvania - 1.44%				5.75%, 01/01/2033	1,000	1,088
Pennsylvania Economic Development				Sea Breeze Public Facility Corp
Financing Authority				6.50%, 01/01/2046	100	94
5.00%, 12/01/2042	750	753		Spring Independent School District PSF-GTD
Pennsylvania Turnpike Commission				5.00%, 08/15/2034	1,000	1,145
0.00%, 12/01/2028(b),(e)	800	760		Tarrant County Cultural Education Facilities
0.00%, 12/01/2034(b),(e)	500	465		Finance Corp
Pennsylvania Turnpike				6.13%, 11/15/2029	1,000	1,086
Commission ASSURED GTY				Tarrant County Cultural Education Facilities
5.00%, 06/01/2039	1,500	1,597		Finance Corp ASSURED GTY
		$3,575		6.25%, 07/01/2028	1,000	1,166
				Texas A&M University
Puerto Rico - 2.42%				5.00%, 05/15/2027	1,000	1,155
Commonwealth of Puerto Rico				Texas Private Activity Bond Surface
5.00%, 07/01/2041	3,000	2,968		Transportation Corp
Puerto Rico Sales Tax Financing Corp				6.88%, 12/31/2039	550	631
5.25%, 08/01/2041	1,350	1,435		Texas Transportation Commission
5.38%, 08/01/2039	700	748		5.00%, 04/01/2020	1,000	1,148
5.50%, 08/01/2042	800	863				$17,042
		$6,014
				Utah- 0.90%
South Carolina - 0.85%				Utah Housing Corp
South Carolina Jobs-Economic Development				5.25%, 01/01/2039	1,220	1,237
Authority AMBAC				5.75%, 07/01/2036	940	987
5.20%, 11/01/2027	1,000	1,018				$2,224
South Carolina Jobs-Economic Development
Authority ASSURED GTY				Virgin Islands - 0.28%
5.38%, 02/01/2029	1,000	1,101		Virgin Islands Public Finance Authority
		$2,119		5.00%, 10/01/2025	650	698

Tennessee - 0.79%
Chattanooga Health Educational & Housing				Virginia - 2.15%
Facility Board				Virginia Small Business Financing Authority
5.50%, 10/01/2020	410	433		5.50%, 01/01/2042	4,000	4,115
Johnson City Health & Educational Facilities				Washington County Industrial Development
Board				Authority/VA
7.50%, 07/01/2033	1,000	1,039		7.50%, 07/01/2029	750	895
Shelby County Health Educational & Housing				White Oak Village Shops Community
Facilities Board				Development Authority
5.63%, 09/01/2026	500	504		5.30%, 03/01/2017	300	318
		$1,976				$5,328

Texas- 6.86%				Washington - 3.21%
Capital Area Cultural Education Facilities				FYI Properties
Finance Corp				5.50%, 06/01/2039	1,000	1,105
6.13%, 04/01/2045	1,000	1,074		State of Washington
County of Harris TX				6.40%, 06/01/2017	3,000	3,552
5.00%, 08/15/2032	1,500	1,684		Washington Health Care Facilities Authority
Dallas County Flood Control District No 1				7.38%, 03/01/2038	1,000	1,199
6.75%, 04/01/2016	170	176		Washington Health Care Facilities
Dallas/Fort Worth International				Authority AGM
Airport BHAC-CR FGIC				5.50%, 08/15/2038	1,000	1,076
5.50%, 11/01/2031	565	566		Washington Higher Education Facilities
Dallas/Fort Worth International				Authority
Airport NATL-RE				5.63%, 10/01/2040	1,000	1,066
6.00%, 11/01/2023	205	206				$7,998

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2012 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	Revenue Bonds	59 .92%
			Insured	32 .27%
West Virginia - 0.65%			General Obligation Unltd	4.80%
County of Ohio WV			Prerefunded	1.80%
5.85%, 06/01/2034	$250	$254	Tax Allocation	0.69%
West Virginia Hospital Finance Authority			Special Assessment	0.58%
5.50%, 06/01/2034	1,250	1,355	General Obligation Ltd	0.46%
		$1,609	Special Tax	0.43%
			Exchange Traded Funds	0.40%
Wisconsin - 3.49%			Certificate Participation	0.30%
City of Superior WI GO OF CORP			Liability For Floating Rate Notes Issued	(3.59)%
5.38%, 11/01/2021	750	808	Other Assets in Excess of Liabilities, Net	1.94%
County of Milwaukee WI AGM			TOTAL NET ASSETS	100.00%
5.25%, 12/01/2025	4,000	4,220
State of Wisconsin ST APPROP
5.38%, 05/01/2025	1,000	1,175
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/01/2033	1,000	1,080
6.38%, 02/15/2029	500	576
6.63%, 02/15/2039	720	824
		$8,683
TOTAL MUNICIPAL BONDS		$251,501
Total Investments		$252,501
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.59)%
Notes with interest rates of 0.25% at April 30,	$(8,915)	$(8,915)
2012 and contractual maturity of collateral
from 2016-2017.(f)
Total Net Investments		$243,586
Other Assets in Excess of Liabilities, Net - 1.94%		$4,812
TOTAL NET ASSETS - 100.00%		$248,398

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b) Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $503 or 0.20% of net assets.
(d) Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at April 30, 2012.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2012

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$22,141
Unrealized Depreciation		(825)
Net Unrealized Appreciation (Depreciation)		$21,316
Cost for federal income tax purposes		$222,223

All dollar amounts are shown in thousands (000's)

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions		Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Tax Return	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	of Capital	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution	Distributions	of Period
BOND & MORTGAGE SECURITIES FUND
Class A shares
2012	(c)	$10 .63	$0 .16	$0 .24	$0 .40	($0 .18)	$–	$–	($0 .18)	$10.85
2011		10.57	0.37	0 .08	0 .45	(0 .38)	–	(0.01)	(0 .39)	10 .63
2010		9.69	0.41	0 .81	1 .22	(0 .34)	–	–	(0 .34)	10 .57
2009		8.52	0.44	1 .11	1 .55	(0 .38)	–	–	(0 .38)	9 .69
2008		10.50	0.50	(2 .00)	(1 .50)	(0 .48)	–	–	(0 .48)	8 .52
2007		10.67	0.53	(0 .17)	0 .36	(0 .53)	–	–	(0 .53)	10 .50
Class B shares
2012	(c)	10.65	0.13	0 .24	0 .37	(0 .14)	–	–	(0 .14)	10 .88
2011		10.60	0.30	0 .07	0 .37	(0 .31)	–	(0.01)	(0 .32)	10 .65
2010		9.70	0.35	0 .82	1 .17	(0 .27)	–	–	(0 .27)	10 .60
2009		8.52	0.39	1 .11	1 .50	(0 .32)	–	–	(0 .32)	9 .70
2008		10.50	0.43	(2 .00)	(1 .57)	(0 .41)	–	–	(0 .41)	8 .52
2007		10.67	0.46	(0 .17)	0 .29	(0 .46)	–	–	(0 .46)	10 .50
Class C shares
2012	(c)	10.63	0.12	0 .23	0 .35	(0 .13)	–	–	(0 .13)	10 .85
2011		10.57	0.28	0 .08	0 .36	(0 .29)	–	(0.01)	(0 .30)	10 .63
2010		9.69	0.33	0 .81	1 .14	(0 .26)	–	–	(0 .26)	10 .57
2009		8.51	0.37	1 .11	1 .48	(0 .30)	–	–	(0 .30)	9 .69
2008		10.50	0.41	(2 .00)	(1 .59)	(0 .40)	–	–	(0 .40)	8 .51
2007	(g)	10.66	0.35	(0 .15)	0 .20	(0 .36)	–	–	(0 .36)	10 .50
CALIFORNIA MUNICIPAL FUND
Class A shares
2012	(c)	9.71	0.22	0 .48	0 .70	(0 .22)	–	–	(0 .22)	10 .19
2011		10.00	0.46	(0 .28)	0 .18	(0 .47)	–	–	(0 .47)	9 .71
2010		9.57	0.48	0 .42	0 .90	(0 .47)	–	–	(0 .47)	10 .00
2009		8.79	0.47	0 .77	1 .24	(0 .46)	–	–	(0 .46)	9 .57
2008		10.74	0.47	(1 .95)	(1 .48)	(0 .47)	–	–	(0 .47)	8 .79
2007		11.32	0.47	(0 .51)	(0 .04)	(0 .47)	(0 .07)	–	(0 .54)	10 .74
Class B shares
2012	(c)	9.71	0.17	0 .47	0 .64	(0 .16)	–	–	(0 .16)	10 .19
2011		10.00	0.37	(0 .29)	0 .08	(0 .37)	–	–	(0 .37)	9 .71
2010		9.57	0.40	0 .41	0 .81	(0 .38)	–	–	(0 .38)	10 .00
2009		8.79	0.40	0 .77	1 .17	(0 .39)	–	–	(0 .39)	9 .57
2008		10.74	0.40	(1 .96)	(1 .56)	(0 .39)	–	–	(0 .39)	8 .79
2007		11.32	0.39	(0 .51)	(0 .12)	(0 .39)	(0 .07)	–	(0 .46)	10 .74
Class C shares
2012	(c)	9.73	0.17	0 .48	0 .65	(0 .17)	–	–	(0 .17)	10 .21
2011		10.01	0.37	(0 .27)	0 .10	(0 .38)	–	–	(0 .38)	9 .73
2010		9.58	0.39	0 .42	0 .81	(0 .38)	–	–	(0 .38)	10 .01
2009		8.79	0.38	0 .78	1 .16	(0 .37)	–	–	(0 .37)	9 .58
2008		10.74	0.38	(1 .95)	(1 .57)	(0 .38)	–	–	(0 .38)	8 .79
2007		11.32	0.39	(0 .51)	(0 .12)	(0 .39)	(0 .07)	–	(0 .46)	10 .74

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

		Ratio of		Ratio of Expenses to				Ratio of Net
	Net Assets, End of	Expenses to		Average Net Assets		Ratio of Gross		Investment Income
	Period (in	Average Net		(Excluding Interest		Expenses to		to Average Net		Portfolio
Total Return(b)	thousands)	Assets		Expense and Fees)		Average Net Assets		Assets		Turnover Rate

3.75% (d)	$132,929	0.94%(e),(f)		N/A		– %		3 .01%	(e)	232 .2%	(e)
4.33	130,506	0.94	(f)	N/A		–		3 .50		265 .5
12.83	134,686	0.94	(f)	N/A		–		4 .12		357 .4
18.80	126,500	0.94	(f)	N/A		–		5 .10		365 .1
(14.83)	116,109	0.94	(f)	N/A		–		5 .01		302 .6
3.42	162,637	0.94	(f)	N/A		–		4 .98		259 .1

3.50 (d)	4,890	1 .60 (e)	,(f)	N/A		–		2 .35	(e)	232 .2	(e)
3.54	6,636	1.60	(f)	N/A		–		2 .86		265 .5
12.29	10,488	1.60	(f)	N/A		–		3 .47		357 .4
18.15	12,952	1.60	(f)	N/A		–		4 .47		365 .1
(15.41)	14,841	1.60	(f)	N/A		–		4 .35		302 .6
2.74	22,624	1.60	(f)	N/A		–		4 .32		259 .1

3.33 (d)	7,567	1 .75 (e)	,(f)	N/A		–		2 .20	(e)	232 .2	(e)
3.49	7,106	1.75	(f)	N/A		–		2 .68		265 .5
11.93	5,976	1.75	(f)	N/A		–		3 .30		357 .4
17.99	3,944	1.75	(f)	N/A		–		4 .22		365 .1
(15.62)	2,263	1.75	(f)	N/A		–		4 .20		302 .6
1.92 (d)	2,445	1 .75 (e)	,(f)	N/A		–		4 .26	(e)	259 .1	(e)

7.21 (d)	212,797	0.82	(e)	0.77 (e)	,(h)	–		4 .37	(e)	17 .1	(e)
2.03	202,248	0.86		0 .81	(h)	–		4 .91		45 .4
9.59	255,698	0.88		0 .81	(h)	0 .88	(i)	4 .90		32.0
14.66	266,967	0.91		0 .83	(h)	0 .91	(i)	5 .29		57.3
(14.26)	250,177	1.07		0 .83	(h)	1 .08	(i)	4 .67		41.7
(0 .37)	273,618	1.18		0 .82	(h)	1 .18	(i)	4 .30		63.7

6.66 (d)	2,153	1.87	(e)	1.82 (e)	,(h)	2 .31 (e)	,(j)	3 .33	(e)	17.1	(e)
1.00	2,673	1.90		1 .85	(h)	1 .94	(j)	3 .97		45.4
8.66	13,589	1.74		1 .67	(h)	1 .74	(i)	4 .08		32.0
13.76	39,715	1.70		1 .63	(h)	1 .70	(i)	4 .54		57.3
(14.93)	61,118	1.85		1 .61	(h)	1 .85	(i)	3 .88		41.7
(1 .12)	84,070	1.92		1 .58	(h)	1 .92	(i)	3 .53		63.7

6.70 (d)	10,482	1.77	(e)	1.72 (e)	,(h)	–		3 .42	(e)	17 .1	(e)
1.15	9,786	1.82		1 .77	(h)	–		3 .95		45 .4
8.59	13,572	1.79		1 .72	(h)	1 .79	(i)	3 .98		32.0
13.62	12,335	1.88		1 .81	(h)	1 .88	(i)	4 .28		57.3
(15.01)	8,010	1.95		1 .71	(h)	2 .07	(i)	3 .81		41.7
(1 .14)	5,127	1.95		1 .59	(h)	2 .49	(i)	3 .53		63.7

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended April 30, 2012.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Excludes expense reimbursement from Manager and/or custodian.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2012	(c)	$9 .41	$0 .08	$0 .46	$0 .54	($0 .10)	$–	($0 .10)	$9 .85	5 .80	%(d)
2011		9.80	0.15	(0 .45)	(0 .30)	(0 .09)	–	(0.09)	9 .41	(3 .17)
2010		8.67	0.07	1 .17	1 .24	(0 .11)	–	(0.11)	9 .80	14 .37
2009		7.43	0.09	1 .30	1 .39	(0 .15)	–	(0.15)	8 .67	19 .13
2008		17.33	0.16	(7 .97)	(7 .81)	(0 .12)	(1 .97)	(2.09)	7 .43	(50 .60)
2007		14.33	0.15	4 .26	4 .41	(0 .14)	(1 .27)	(1.41)	17 .33	33 .39
Class B shares
2012	(c)	9.36	0.03	0 .47	0 .50	–	–	–	9.86	5.34	(d)
2011		9.78	0.03	(0 .45)	(0 .42)	–	–	–	9 .36	(4 .29)
2010		8.66	(0.03)	1 .15	1 .12	–	–	–	9 .78	12 .98
2009		7.37	0.01	1 .30	1 .31	(0 .02)	–	(0.02)	8 .66	17 .84
2008		17 .21	0 .05	(7 .92)	(7 .87)	–	(1 .97)	(1.97)	7 .37	(51 .01)
2007		14 .26	–	4 .25	4 .25	(0 .03)	(1 .27)	(1.30)	17 .21	32 .17
Class C shares
2012	(c)	9.38	0.05	0 .47	0 .52	(0 .03)	–	(0.03)	9 .87	5 .57	(d)
2011		9.78	0.08	(0 .45)	(0 .37)	(0 .03)	–	(0.03)	9 .38	(3 .78)
2010		8.67	0.03	1 .15	1 .18	(0 .07)	–	(0.07)	9 .78	13 .61
2009		7.39	0.06	1 .29	1 .35	(0 .07)	–	(0.07)	8 .67	18 .50
2008		17 .22	0 .09	(7 .95)	(7 .86)	–	(1 .97)	(1.97)	7 .39	(50 .91)
2007	(i)	13 .71	0 .03	3 .48	3 .51	–	–	–	17 .22	25 .60	(d)
Class P shares
2012	(c)	9.38	0.10	0 .45	0 .55	(0 .14)	–	(0.14)	9 .79	6 .02	(d)
2011		9.80	0.14	(0 .42)	(0 .28)	(0 .14)	–	(0.14)	9 .38	(2 .93)
2010	(j)	9.35	0.01	0 .44	0 .45	–	–	–	9.80	4.81	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$246,246	1.50	%(e)	1.64	%(e)	69 .1	%(e)
247,806	1.44		1.48		75 .7	(f)
273,385	1.53		0.84		105 .9
273,110	1.58		1.26		115 .6
257,621	1.39	(g)	1.30		101 .5
699,188	1.30	(g)	0.99		111 .3	(h)

8,899	2.47 (e)	,(g)	0.56	(e)	69 .1	(e)
11,444	2.56	(g)	0.34		75 .7	(f)
18,477	2.68		(0.32)		105 .9
23,810	2.69		0.17		115 .6
27,621	2.34	(g)	0.41		101 .5
74,783	2.26	(g)	0.01		111 .3	(h)

10,513	2.08 (e)	,(g)	1.06	(e)	69 .1	(e)
10,546	2.08	(g)	0.83		75 .7	(f)
11,618	2.08	(g)	0.29		105 .9
11,339	2.08	(g)	0.76		115 .6
11,322	2.08	(g)	0.73		101 .5
22,837	2.08 (e)	,(g)	0.24	(e)	111.3 (e)	,(h)

810	1.06 (e)	,(g)	2.15	(e)	69 .1	(e)
713	1.07	(g)	1.49		75 .7	(f)
10	1.08 (e)	,(g)	0.84	(e)	105 .9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $86,522,000 from portfolio realignment from the acquisition of International Growth Fund.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.
(j)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
EQUITY INCOME FUND
Class A shares
2012	(c)	$17 .57	$0 .25	$1 .62	$1 .87	($0 .23)	$–	($0 .23)	$19.21	10 .73	%(d)
2011		16.91	0.49	0 .63	1 .12	(0 .46)	–	(0 .46)	17 .57	6 .69
2010		14.38	0.43	2 .48	2 .91	(0 .38)	–	(0 .38)	16 .91	20 .49
2009		13.81	0.39	0 .59	0 .98	(0 .41)	–	(0 .41)	14 .38	7 .45
2008		23.81	0.39	(7 .96)	(7 .57)	(0 .39)	(2 .04)	(2.43)	13 .81	(35 .04)
2007		22.43	0.37	2 .54	2 .91	(0 .33)	(1 .20)	(1.53)	23 .81	13 .59
Class B shares
2012	(c)	17.42	0.17	1 .60	1 .77	(0 .15)	–	(0 .15)	19 .04	10 .19	(d)
2011		16.76	0.34	0 .62	0 .96	(0 .30)	–	(0 .30)	17 .42	5 .76
2010		14.25	0.28	2 .46	2 .74	(0 .23)	–	(0 .23)	16 .76	19 .33
2009		13.68	0.27	0 .58	0 .85	(0 .28)	–	(0 .28)	14 .25	6 .48
2008		23.62	0.23	(7 .89)	(7 .66)	(0 .24)	(2 .04)	(2.28)	13 .68	(35 .61)
2007		22.26	0.17	2 .53	2 .70	(0 .14)	(1 .20)	(1.34)	23 .62	12 .68
Class C shares
2012	(c)	17.22	0.19	1 .58	1 .77	(0 .17)	–	(0 .17)	18 .82	10 .33	(d)
2011		16.59	0.36	0 .61	0 .97	(0 .34)	–	(0 .34)	17 .22	5 .87
2010		14.11	0.31	2 .43	2 .74	(0 .26)	–	(0 .26)	16 .59	19 .61
2009		13.55	0.29	0 .58	0 .87	(0 .31)	–	(0 .31)	14 .11	6 .68
2008		23.42	0.25	(7 .82)	(7 .57)	(0 .26)	(2 .04)	(2.30)	13 .55	(35 .55)
2007		22.08	0.19	2 .51	2 .70	(0 .16)	(1 .20)	(1.36)	23 .42	12 .72
Class P shares
2012	(c)	17.57	0.28	1 .62	1 .90	(0 .26)	–	(0 .26)	19 .21	10 .86	(d)
2011		16.93	0.51	0 .66	1 .17	(0 .53)	–	(0 .53)	17 .57	6 .95
2010	(i)	16.45	0.05	0 .54	0 .59	(0 .11)	–	(0 .11)	16 .93	3 .59	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of				Ratio of Net
Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
Period (in	Average Net		Expenses to		to Average Net		Portfolio
thousands)	Assets		Average Net Assets		Assets		Turnover Rate

$693,796	0.96	%(e)	– %		2 .80	%(e)	14 .6	%(e)
607,610	0.95		–		2 .79		16 .6
622,414	1.00		–		2 .73		22 .1
594,176	1.00		–		3 .02		35 .3
712,089	0.94		–		2 .06		75 .8
1,894,426	0.84		0.84	(f)	1 .60		85 .6	(g)

79,602	1.92 (e)	,(h)	–		1.87	(e)	14.6	(e)
88,409	1.82	(h)	–		1 .93		16 .6
117,395	1.94		–		1 .79		22 .1
139,115	1.95		–		2 .09		35 .3
177,768	1.80		–		1 .24		75 .8
391,824	1.68		1.68	(f)	0 .76		85 .6	(g)

109,506	1.70	(e)	–		2.07	(e)	14.6	(e)
100,409	1.67		–		2 .07		16 .6
101,915	1.73		–		2 .00		22 .1
106,430	1.77		–		2 .27		35 .3
134,522	1.70		–		1 .33		75 .8
299,675	1.61		1.61	(f)	0 .83		85 .6	(g)

39,962	0.65 (e)	,(h)	–		3.10	(e)	14.6	(e)
32,417	0.70	(h)	–		2 .92		16 .6
10	0.72 (e)	,(h)	–		2.97	(e)	22.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2012	(c)	$12 .98	$0 .39	$0 .58	$0 .97	($0 .37)	($0 .04)	($0 .41)	$13.54	7 .66	%(d)
2011		13.35	0.79	(0 .35)	0 .44	(0 .70)	(0 .11)	(0.81)	12 .98	3 .25
2010		12.72	0.73	1 .71	2 .44	(0 .76)	(1 .05)	(1.81)	13 .35	21 .38
2009	(g)	10.00	0.65	2 .72	3 .37	(0 .65)	–	(0 .65)	12 .72	35 .00	(d)
Class C shares
2012	(c)	12.93	0.34	0 .59	0 .93	(0 .33)	(0 .04)	(0 .37)	13 .49	7 .31	(d)
2011		13.30	0.69	(0 .35)	0 .34	(0 .60)	(0 .11)	(0.71)	12 .93	2 .55
2010		12.68	0.63	1 .71	2 .34	(0 .67)	(1 .05)	(1.72)	13 .30	20 .44
2009	(g)	10.00	0.57	2 .71	3 .28	(0 .60)	–	(0 .60)	12 .68	33 .99	(d)
Class P shares
2012	(c)	12.93	0.40	0 .59	0 .99	(0 .39)	(0 .04)	(0 .43)	13 .49	7 .84	(d)
2011		13.31	0.83	(0 .36)	0 .47	(0 .74)	(0 .11)	(0.85)	12 .93	3 .51
2010	(h)	13.01	0.08	0 .34	0 .42	(0 .12)	–	(0 .12)	13 .31	3 .21	(d)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2012	(c)	6.72	0.06	0 .66	0 .72	(0 .10)	–	(0 .10)	7 .34	10 .95	(d)
2011		6.83	0.08	(0 .06)	0 .02	(0 .09)	(0 .04)	(0.13)	6 .72	0 .28
2010		5.66	0.10	1 .35	1 .45	(0 .28)	–	(0 .28)	6 .83	26 .27
2009		5.04	0.11	0 .77	0 .88	(0 .26)	–	(0 .26)	5 .66	18 .84
2008		10.08	0.16	(5 .02)	(4 .86)	(0 .18)	–	(0 .18)	5 .04	(48 .89	) (i)
2007	(j)	10.00	0.01	0 .07	0 .08	–	–	–	10 .08	0 .80	(d)
Class C shares
2012	(c)	6.59	0.03	0 .65	0 .68	(0 .08)	–	(0 .08)	7 .19	10 .54	(d)
2011		6.71	0.03	(0 .06)	(0 .03)	(0 .05)	(0 .04)	(0.09)	6 .59	(0 .52)
2010		5.58	0.06	1 .31	1 .37	(0 .24)	–	(0 .24)	6 .71	25 .19
2009		4.99	0.08	0 .75	0 .83	(0 .24)	–	(0 .24)	5 .58	18 .05
2008		10.07	0.10	(5 .05)	(4 .95)	(0 .13)	–	(0 .13)	4 .99	(49 .64)
2007	(j)	10.00	–	0.07	0.07	–	–	–	10 .07	0 .70	(d)
Class P shares
2012	(c)	7.07	0.07	0 .69	0 .76	(0 .11)	–	(0 .11)	7 .72	11 .01	(d)
2011	(k)	7.35	0.11	(0 .28)	(0 .17)	(0 .11)	–	(0 .11)	7 .07	(2 .25	) (d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio Turnover
thousands)	Assets		Assets		Rate

$1,396,740	1.13%(e),(f)		5.94	%(e)	56 .8	%(e)
996,753	1.16	(f)	5 .94		47 .6
630,204	1.16	(f)	5 .76		75 .5
8,591	1.25 (e)	,(f)	6.07	(e)	182 .5	(e)

1,035,219	1.88 (e)	,(f)	5.19	(e)	56 .8	(e)
727,143	1.90	(f)	5 .22		47 .6
296,132	1.92	(f)	4 .98		75 .5
999	2.00 (e)	,(f)	5.48	(e)	182 .5	(e)

714,336	0.86 (e)	,(f)	6.19	(e)	56 .8	(e)
420,384	0.83	(f)	6 .38		47 .6
1,001	0.99 (e)	,(f)	7.01	(e)	75 .5	(e)

15,169	1.45 (e)	,(f)	1.74	(e)	63 .6	(e)
13,483	1.45	(f)	1 .18		78 .8
16,738	1.45	(f)	1 .61		194 .8
5,635	1.45	(f)	2 .42		131 .1
2,704	1.45	(f)	2 .06		100 .9
2,139	1.45 (e)	,(f)	1.31	(e)	86 .7	(e)

3,361	2.20 (e)	,(f)	0.97	(e)	63 .6	(e)
2,887	2.20	(f)	0 .45		78 .8
1,453	2.20	(f)	0 .95		194 .8
1,420	2.20	(f)	1 .76		131 .1
932	2.20	(f)	1 .23		100 .9
1,546	2.20 (e)	,(f)	0.50	(e)	86 .7	(e)

4,509	1.10 (e)	,(f)	2.05	(e)	63 .6	(e)
3,378	1.10 (e)	,(f)	1.80	(e)	78 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from December 15, 2008, date shares first offered, through October 31, 2009.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(i)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(j)	Period from October 1, 2007, date shares first offered, through October 31, 2007.
(k)	Period from December 29, 2010, date shares first offered, through October 31, 2011.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset			Net Assets, End
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End			of Period (in
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)		thousands)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2012	(c)	$11 .26	$0 .17	$0 .10	$0 .27	($0 .21)	($0 .21)	$11 .32	2 .38	%(d)	$452,212
2011		11.28	0.37	0 .02	0 .39	(0 .41)	(0 .41)	11.26	3.60		421,315
2010		10.89	0.42	0 .41	0 .83	(0 .44)	(0 .44)	11.28	7.82		422,993
2009		10.34	0.45	0 .57	1 .02	(0 .47)	(0 .47)	10.89	10.01		290,408
2008		10 .54	0 .46	(0 .17)	0 .29	(0 .49)	(0 .49)	10 .34	2 .72		83,376
2007		10.54	0.47	0 .01	0 .48	(0 .48)	(0 .48)	10.54	4.65		90,167
Class B shares
2012	(c)	11.25	0.12	0 .10	0 .22	(0 .16)	(0 .16)	11.31	1.96	(d)	12,947
2011		11.27	0.28	0 .02	0 .30	(0 .32)	(0 .32)	11.25	2.75		17,429
2010		10.89	0.33	0 .40	0 .73	(0 .35)	(0 .35)	11.27	6.86		36,773
2009		10.34	0.37	0 .57	0 .94	(0 .39)	(0 .39)	10.89	9.18		56,957
2008		10 .53	0 .39	(0 .17)	0 .22	(0 .41)	(0 .41)	10 .34	2 .06		39,613
2007		10.54	0.39	–	0 .39	(0 .40)	(0 .40)	10 .53	3 .78		58,227
Class C shares
2012	(c)	11.25	0.12	0 .10	0 .22	(0 .16)	(0 .16)	11.31	1.97	(d)	91,720
2011		11.27	0.28	0 .02	0 .30	(0 .32)	(0 .32)	11.25	2.76		81,404
2010		10.88	0.33	0 .42	0 .75	(0 .36)	(0 .36)	11.27	6.97		75,290
2009		10.32	0.37	0 .58	0 .95	(0 .39)	(0 .39)	10.88	9.32		26,914
2008		10 .52	0 .39	(0 .18)	0 .21	(0 .41)	(0 .41)	10 .32	1 .99		6,118
2007		10.53	0.39	0 .01	0 .40	(0 .41)	(0 .41)	10.52	3.92		7,273
Class P shares
2012	(c)	11.28	0.17	0 .10	0 .27	(0 .21)	(0 .21)	11.34	2.43	(d)	16,932
2011		11.28	0.37	0 .05	0 .42	(0 .42)	(0 .42)	11.28	3.87		13,022
2010	(i)	11.24	0.04	0 .04	0 .08	(0 .04)	(0 .04)	11.28	0.71	(d)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of				Ratio of Net
Expenses to		Ratio of Gross		Investment Income
Average Net		Expenses to Average		to Average Net		Portfolio
Assets		Net Assets		Assets		Turnover Rate

0.81	%(e)	0.91%(e),(f)		2.96	%(e)	69 .3	%(e)
0.82		0.92	(f)	3.30		104 .7
0.84	(g)	–		3.78		51 .2
0.89	(g)	–		4.16		26 .6
0.91	(h)	–		4.38		5 .3
0.91		0.93	(f)	4.45		13 .6

1 .65 (e)	,(h)	–		2.13	(e)	69 .3	(e)
1.65	(h)	–		2.49		104 .7
1.65	(h)	–		3.01		51 .2
1.65	(h)	–		3.46		26 .6
1.65	(h)	–		3.64		5 .3
1.66		1.68	(f)	3.72		13 .6

1 .63 (e)	,(h)	–		2.14	(e)	69 .3	(e)
1.63	(h)	–		2.48		104 .7
1.63	(h)	–		2.96		51 .2
1.63	(h)	–		3.43		26 .6
1.63	(h)	–		3.66		5 .3
1.63		1.93	(f)	3.74		13 .6

0 .70 (e)	,(h)	–		3.07	(e)	69 .3	(e)
0.70	(h)	–		3.28		104 .7
0 .71 (e)	,(h)	–		3.69	(e)	51 .2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(g)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
HIGH YIELD FUND
Class A shares
2012	(c)	$7 .72	$0 .26	$0 .22	$0 .48	($0 .27)	($0 .26)	($0 .53)	$7 .67	6 .65	%(d)
2011		8.18	0.60	(0 .28)	0 .32	(0 .63)	(0 .15)	(0.78)	7 .72	4 .06
2010		7.61	0.65	0 .58	1 .23	(0 .66)	–	(0.66)	8 .18	16 .87
2009		6.11	0.62	1 .54	2 .16	(0 .66)	–	(0.66)	7 .61	37 .46
2008		8.75	0.59	(2 .39)	(1 .80)	(0 .60)	(0 .24)	(0.84)	6 .11	(22 .40)
2007		8.79	0.59	0 .21	0 .80	(0 .66)	(0 .18)	(0.84)	8 .75	9 .63
Class B shares
2012	(c)	7.76	0.23	0 .22	0 .45	(0 .24)	(0 .26)	(0 .50)	7 .71	6 .18	(d)
2011		8.22	0.54	(0 .28)	0 .26	(0 .57)	(0 .15)	(0.72)	7 .76	3 .24
2010		7.65	0.59	0 .58	1 .17	(0 .60)	–	(0.60)	8 .22	15 .86
2009		6.15	0.57	1 .54	2 .11	(0 .61)	–	(0.61)	7 .65	36 .15
2008		8.80	0.53	(2 .40)	(1 .87)	(0 .54)	(0 .24)	(0.78)	6 .15	(23 .06)
2007		8.83	0.52	0 .22	0 .74	(0 .59)	(0 .18)	(0.77)	8 .80	8 .82
Class C shares
2012	(c)	7.77	0.23	0 .24	0 .47	(0 .25)	(0 .26)	(0 .51)	7 .73	6 .36	(d)
2011		8.23	0.55	(0 .29)	0 .26	(0 .57)	(0 .15)	(0.72)	7 .77	3 .29
2010		7.66	0.59	0 .58	1 .17	(0 .60)	–	(0.60)	8 .23	15 .91
2009		6.14	0.57	1 .56	2 .13	(0 .61)	–	(0.61)	7 .66	36 .61
2008		8.79	0.53	(2 .40)	(1 .87)	(0 .54)	(0 .24)	(0.78)	6 .14	(23 .06)
2007		8.83	0.52	0 .22	0 .74	(0 .60)	(0 .18)	(0.78)	8 .79	8 .76
Class P shares
2012	(c)	7.72	0.27	0 .22	0 .49	(0 .28)	(0 .26)	(0 .54)	7 .67	6 .80	(d)
2011		8.15	0.61	(0 .24)	0 .37	(0 .65)	(0 .15)	(0.80)	7 .72	4 .74
2010	(h)	8.00	0.06	0 .15	0 .21	(0 .06)	–	(0.06)	8 .15	2 .67	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of				Ratio of Net
Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
Period (in	Average Net		Expenses to		to Average Net		Portfolio
thousands)	Assets		Average Net Assets		Assets		Turnover Rate

$1,865,983	0.91	%(e)	– %		6 .86	%(e)	65 .4	%(e)
1,663,615	0.92		–		7 .57		87 .3
2,001,283	0.94		–		8 .25		77 .8
1,543,091	0.95		–		9 .18		57 .0
770,504	0.92		–		7 .48		28 .8
809,318	0.85		0.85	(f)	6 .74		47 .4

46,411	1.75 (e)	,(g)	–		6.02	(e)	65.4	(e)
52,785	1.70	(g)	–		6 .79		87 .3
72,591	1.74		–		7 .48		77 .8
75,011	1.75		–		8 .44		57 .0
49,432	1.71		–		6 .64		28 .8
82,104	1.65		1.68	(f)	5 .95		47 .4

569,498	1.64	(e)	–		6.13	(e)	65.4	(e)
518,144	1.63		–		6 .84		87 .3
490,173	1.67		–		7 .52		77 .8
336,498	1.68		–		8 .34		57 .0
121,038	1.70		–		6 .69		28 .8
139,417	1.63		1.63	(f)	5 .97		47 .4

531,241	0.64 (e)	,(g)	–		7.13	(e)	65.4	(e)
449,834	0.61	(g)	–		7 .78		87 .3
273	0.73 (e)	,(g)	–		8.11	(e)	77.8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends		Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Redemption	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	Fees	of Period
INCOME FUND
Class A shares
2012	(c)	$9 .55	$0 .21	$0 .15	$0 .36	($0 .22)	$–	($0 .22)	$–	$9 .69
2011		9.65	0.45	(0 .07)	0 .38	(0 .48)	–	(0 .48)	–	9.55
2010		9.26	0.50	0 .41	0 .91	(0 .52)	–	(0 .52)	–	9.65
2009		7.83	0.52	1 .44	1 .96	(0 .53)	–	(0 .53)	–	9.26
2008		8.99	0.47	(1 .14)	(0 .67)	(0 .49)	–	(0 .49)	–	7.83
2007		9.09	0.46	(0 .06)	0 .40	(0 .50)	–	(0 .50)	–	8.99
Class B shares
2012	(c)	9.59	0.16	0 .15	0 .31	(0 .17)	–	(0 .17)	–	9.73
2011		9.69	0.37	(0 .07)	0 .30	(0 .40)	–	(0 .40)	–	9.59
2010		9.29	0.42	0 .42	0 .84	(0 .44)	–	(0 .44)	–	9.69
2009		7.85	0.46	1 .44	1 .90	(0 .46)	–	(0 .46)	–	9.29
2008		9.02	0.41	(1 .16)	(0 .75)	(0 .42)	–	(0 .42)	–	7.85
2007		9.12	0.40	(0 .07)	0 .33	(0 .43)	–	(0 .43)	–	9.02
Class C shares
2012	(c)	9.60	0.17	0 .15	0 .32	(0 .18)	–	(0 .18)	–	9.74
2011		9.70	0.38	(0 .07)	0 .31	(0 .41)	–	(0 .41)	–	9.60
2010		9.30	0.42	0 .43	0 .85	(0 .45)	–	(0 .45)	–	9.70
2009		7.85	0.46	1 .45	1 .91	(0 .46)	–	(0 .46)	–	9.30
2008		9.02	0.41	(1 .16)	(0 .75)	(0 .42)	–	(0 .42)	–	7.85
2007		9.12	0.40	(0 .07)	0 .33	(0 .43)	–	(0 .43)	–	9.02
Class P shares
2012	(c)	9.57	0.22	0 .15	0 .37	(0 .23)	–	(0 .23)	–	9.71
2011		9.67	0.46	(0 .06)	0 .40	(0 .50)	–	(0 .50)	–	9.57
2010	(h)	9.66	0.05	0 .01	0 .06	(0 .05)	–	(0 .05)	–	9.67
INFLATION PROTECTION FUND
Class A shares
2012	(c)	8.70	–	0 .28	0 .28	(0 .01)	–	(0 .01)	–	8.97
2011		8.29	0.25	0 .38	0 .63	(0 .22)	–	(0 .22)	–	8.70
2010		7.62	0.12	0 .68	0 .80	(0 .13)	–	(0 .13)	–	8.29
2009		7.15	0.12	0 .36	0 .48	(0 .01)	–	(0 .01)	–	7.62
2008		9.53	0.49	(2 .04)	(1 .55)	(0 .72)	(0 .12)	(0.84)	0 .01	7 .15
2007		9.67	0.41	(0 .14)	0 .27	(0 .41)	–	(0 .41)	–	9.53
Class C shares
2012	(c)	8.61	(0 .02)	0 .26	0 .24	–	–	–	–	8.85
2011		8.23	0.17	0 .38	0 .55	(0 .17)	–	(0 .17)	–	8.61
2010		7.58	0.06	0 .68	0 .74	(0 .09)	–	(0 .09)	–	8.23
2009		7.17	–	0 .42	0 .42	(0 .01)	–	(0 .01)	–	7.58
2008		9.56	0.43	(2 .05)	(1 .62)	(0 .67)	(0 .10)	(0.77)	–	7.17
2007	(i)	9.49	0.30	0 .07	0 .37	(0 .30)	–	(0 .30)	–	9.56

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of				Ratio of Net
		Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
		Period (in	Average Net		Expenses to		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Average Net Assets		Assets		Turnover Rate

3.82	%(d)	$298,014	0.90	%(e)	– %		4 .42	%(e)	15 .0	%(e)
4.12		268,621	0.90		–		4 .75		16 .9
10.14		268,103	0 .91	(f)	–		5 .28		13 .1
25.80		180,680	0 .90	(f)	–		6 .09		30 .6
(7.90)		122,603	0 .90	(f)	–		5 .32		15 .5
4.47		145,964	0.90		0 .90	(g)	5 .13		15 .2

3.30	(d)	16,282	1.90 (e)	,(f)	–		3.43	(e)	15 .0	(e)
3.21		19,433	1 .78	(f)	–		3 .91		16 .9
9.32		39,778	1 .72	(f)	–		4 .51		13 .1
24.95		53,887	1 .64	(f)	–		5 .39		30 .6
(8.67)		51,278	1 .64	(f)	–		4 .57		15 .5
3.69		77,832	1.65		1 .66		4 .38		15 .2

3.41	(d)	71,407	1.68	(e)	–		3.65	(e)	15 .0	(e)
3.30		63,548	1.68		–		3 .98		16 .9
9.35		59,080	1 .69	(f)	–		4 .50		13 .1
25.07		36,367	1 .65	(f)	–		5 .30		30 .6
(8.68)		15,103	1 .65	(f)	–		4 .59		15 .5
3.71		12,107	1.65		1 .84	(g)	4 .37		15 .2

3.92	(d)	11,934	0.70 (e)	,(f)	–		4.62	(e)	15 .0	(e)
4.31		9,474	0 .70	(f)	–		4 .83		16 .9
0.60	(d)	30	0.71 (e)	,(f)	–		5.07	(e)	13 .1	(e)

3.21	(d)	25,084	0.89 (e)	,(f)	–		0 .04	(e)	198 .8	(e)
7.74		30,170	0 .90	(f)	–		3 .00		131 .9
10.58		16,234	0 .90	(f)	–		1 .55		85 .3
6.71		11,568	0 .90	(f)	–		1 .60		109 .5
(17.81)		6,167	0 .90	(f)	–		5 .54		32 .3
2.88		4,223	0 .90	(f)	–		4 .34		88 .2

2.83	(d)	7,339	1.65 (e)	,(f)	–		(0 .48	) (e)	198 .8	(e)
6.85		5,840	1 .65	(f)	–		2 .13		131 .9
9.76		3,195	1 .65	(f)	–		0 .79		85 .3
5.81		1,488	1 .65	(f)	–		0 .00		109 .5
(18.45)		1,808	1 .65	(f)	–		4 .89		32 .3
4.00	(d)	838	1.65 (e)	,(f)	–		4.06	(e)	88 .2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager and/or custodian.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends		Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	Fees	of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2012	(c)	$23 .76	$0 .01	$1 .52	$1 .53	($0 .18)	$–	($0 .18)	$–	$25.11
2011		25.69	0.25	(2 .16)	(1 .91)	(0 .02)	–	(0 .02)	–	23 .76
2010		20.73	0.08	4 .93	5 .01	(0 .05)	–	(0 .05)	–	25 .69
2009		13.76	0.11	6 .90	7 .01	(0 .04)	–	(0 .04)	–	20 .73
2008		39.50	0.21	(20 .16)	(19 .95)	(0 .10)	(5 .69)	(5.79)	–	13 .76
2007		24.63	0.25	16 .45	16 .70	(0 .08)	(1 .75)	(1.83)	–	39 .50
Class B shares
2012	(c)	22.52	(0 .10)	1 .48	1 .38	–	–	–	–	23 .90
2011		24.60	(0.03)	(2 .05)	(2 .08)	–	–	–	–	22 .52
2010		20.01	(0.17)	4 .76	4 .59	–	–	–	–	24 .60
2009		13.39	(0.05)	6 .67	6 .62	–	–	–	–	20 .01
2008		38.83	(0.04)	(19 .71)	(19 .75)	–	(5 .69)	(5.69)	–	13 .39
2007		24.37	–	16 .21	16 .21	–	(1 .75)	(1.75)	–	38 .83
Class C shares
2012	(c)	22.98	(0 .09)	1 .49	1 .40	–	–	–	–	24 .38
2011		25.06	0.02	(2 .10)	(2 .08)	–	–	–	–	22 .98
2010		20.36	(0.13)	4 .83	4 .70	–	–	–	–	25 .06
2009		13.58	(0.01)	6 .79	6 .78	–	–	–	–	20 .36
2008		39.30	(0.03)	(20 .00)	(20 .03)	–	(5 .69)	(5.69)	–	13 .58
2007	(g)	25.31	(0.01)	13 .99	13 .98	–	–	–	0 .01	39 .30
Class P shares
2012	(c)	23.65	0.08	1 .49	1 .57	(0 .31)	–	(0 .31)	–	24 .91
2011		25.60	0.48	(2 .28)	(1 .80)	(0 .15)	–	(0 .15)	–	23 .65
2010	(h)	24.41	–	1.19	1.19	–	–	–	–	25 .60

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

6.56	%(d)	$118,487	1 .87	%(e)	0.09	%(e)	103 .4	%(e)
(7.45)		113,266	1.77		0 .98		88 .4
24 .22		137,244	1.85		0 .33		102 .1
51 .11		111,976	2.00		0 .71		133 .4
(58.51)		85,229	1.81		0 .78		127 .6
72 .31		225,132	1.74		0 .86		141 .6

6.13	(d)	9,011	2.78 (e)	,(f)	(0 .86	) (e)	103 .4	(e)
(8.46)		10,392	2.82	(f)	(0 .14)		88 .4
22 .94		16,040	2.90		(0 .76)		102 .1
49 .44		17,515	3.08		(0 .34)		133 .4
(58.91)		12,272	2.72		(0 .17)		127 .6
70 .81		33,457	2.62		(0 .01)		141 .6

6.09	(d)	13,455	2.77 (e)	,(f)	(0 .78	) (e)	103 .4	(e)
(8.30)		12,140	2.67	(f)	0 .09		88 .4
23 .08		13,166	2.79	(f)	(0 .59)		102 .1
49 .93		10,583	2.80	(f)	(0 .08)		133 .4
(58.91)		6,248	2.79	(f)	(0 .12)		127 .6
55.43	(d)	10,276	2.80 (e)	,(f)	(0 .01	) (e)	141 .6	(e)

6.83	(d)	2,695	1.38 (e)	,(f)	0.71	(e)	103 .4	(e)
(7.09)		1,919	1.38	(f)	1 .94		88 .4
4.88	(d)	10	1.38 (e)	,(f)	0.01	(e)	102 .1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through January 16, 2007.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions		Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution	Distributions	of Period
LARGECAP GROWTH FUND
Class A shares
2012	(c)	$7 .87	($0 .01)	$1 .06	$1 .05	$–	$–	$–	$–	$8 .92
2011		7.54	(0.03)	0 .36	0 .33	–	–	–	–	7.87
2010		6.26	(0.04)	1 .32	1 .28	–	–	–	–	7.54
2009		6.09	(0.03)	0 .20	0 .17	–	–	–	–	6.26
2008		9.96	–	(3 .70)	(3 .70)	–	(0 .15)	(0.02)	(0 .17)	6 .09
2007		7.78	(0.01)	2 .30	2 .29	(0 .01)	(0 .10)	–	(0 .11)	9 .96
Class B shares
2012	(c)	7.42	(0 .04)	0 .99	0 .95	–	–	–	–	8.37
2011		7.18	(0.10)	0 .34	0 .24	–	–	–	–	7.42
2010		6.03	(0.11)	1 .26	1 .15	–	–	–	–	7.18
2009		5.91	(0.07)	0 .19	0 .12	–	–	–	–	6.03
2008		9.76	(0.08)	(3 .60)	(3 .68)	–	(0 .15)	(0.02)	(0 .17)	5 .91
2007		7.69	(0.09)	2 .26	2 .17	–	(0 .10)	–	(0 .10)	9 .76
Class C shares
2012	(c)	7.58	(0 .04)	1 .02	0 .98	–	–	–	–	8.56
2011		7.33	(0.09)	0 .34	0 .25	–	–	–	–	7.58
2010		6.13	(0.09)	1 .29	1 .20	–	–	–	–	7.33
2009		6.00	(0.07)	0 .20	0 .13	–	–	–	–	6.13
2008		9.90	(0.07)	(3 .66)	(3 .73)	–	(0 .15)	(0.02)	(0 .17)	6 .00
2007	(h)	8.15	(0.07)	1 .82	1 .75	–	–	–	–	9.90
Class P shares
2012	(c)	8.06	0.01	1 .08	1 .09	(0 .02)	–	–	(0 .02)	9 .13
2011		7.69	–	0.37	0.37	–	–	–	–	8.06
2010	(i)	7.32	–	0.37	0.37	–	–	–	–	7.69

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

13.34	%(d)	$318,088	1.29	%(e)	(0 .17	)%(e)	63 .9	%(e)
4.38		294,825	1.22		(0 .34)		64 .8
20.45		323,663	1.35		(0 .65)		65 .5
2.79		287,902	1.38	(f)	(0 .46)		86 .5
(37.78)		321,555	1.21	(f)	(0 .02)		88 .8
29.78		535,659	1.19	(f)	(0 .09)		113 .1	(g)

12.80	(d)	10,551	2.25 (e)	,(f)	(1 .11	) (e)	63 .9	(e)
3.34		12,220	2.26	(f)	(1 .39)		64 .8
19.07		18,486	2.42		(1 .73)		65 .5
2.03		22,560	2.30	(f)	(1 .34)		86 .5
(38.36)		31,802	2.13	(f)	(0 .91)		88 .8
28.52		94,254	2.12	(f)	(1 .06)		113 .1	(g)

12.93	(d)	11,759	2.08	(e)	(0 .95	) (e)	63 .9	(e)
3.41		10,769	2.03		(1 .15)		64 .8
19.58		11,368	2.08		(1 .38)		65 .5
2.17		9,067	2.13	(f)	(1 .21)		86 .5
(38.32)		9,311	2.02	(f)	(0 .89)		88 .8
21.47	(d)	8,037	2.03 (e)	,(f)	(1 .06	) (e)	113.1 (e)	,(g)

13.58	(d)	1,209	0.83 (e)	,(f)	0 .29	(e)	63 .9	(e)
4.81		1,144	0.84	(f)	0 .06		64 .8
5.05	(d)	11	0.84 (e)	,(f)	0 .07	(e)	65 .5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
2012	(c)	$8 .88	$0 .07	$1 .01	$1 .08	($0 .13)	$–	($0 .13)	$9 .83	12 .35	%(d)
2011		8.35	0.12	0 .50	0 .62	(0 .09)	–	(0.09)	8 .88	7 .46
2010		7.31	0.11	1 .03	1 .14	(0 .10)	–	(0.10)	8 .35	15 .72
2009		6.85	0.11	0 .48	0 .59	(0 .13)	–	(0.13)	7 .31	9 .03
2008		11.06	0.15	(4 .10)	(3 .95)	(0 .14)	(0 .12)	(0.26)	6 .85	(36 .55)
2007		9.86	0.14	1 .21	1 .35	(0 .12)	(0 .03)	(0.15)	11 .06	13 .86
Class C shares
2012	(c)	8.78	0.04	1 .00	1 .04	(0 .08)	–	(0.08)	9 .74	11 .98	(d)
2011		8.26	0.06	0 .50	0 .56	(0 .04)	–	(0.04)	8 .78	6 .74
2010		7.25	0.06	1 .03	1 .09	(0 .08)	–	(0.08)	8 .26	15 .06
2009		6.81	0.08	0 .46	0 .54	(0 .10)	–	(0.10)	7 .25	8 .11
2008		10.99	0.08	(4 .07)	(3 .99)	(0 .07)	(0 .12)	(0.19)	6 .81	(36 .92)
2007	(g)	10 .12	0 .05	0 .82	0 .87	–	–	–	10 .99	8 .60	(d)
LARGECAP VALUE FUND
Class A shares
2012	(c)	9.31	0.06	1 .08	1 .14	(0 .08)	–	(0.08)	10 .37	12 .41	(d)
2011		8.80	0.09	0 .50	0 .59	(0 .08)	–	(0.08)	9 .31	6 .65
2010		7.84	0.09	0 .99	1 .08	(0 .12)	–	(0.12)	8 .80	13 .81
2009		7.93	0.14	(0 .07)	0 .07	(0 .16)	–	(0.16)	7 .84	1 .01
2008		13.53	0.19	(4 .59)	(4 .40)	(0 .16)	(1 .04)	(1.20)	7 .93	(35 .48)
2007		13.11	0.19	1 .00	1 .19	(0 .17)	(0 .60)	(0.77)	13 .53	9 .47
Class B shares
2012	(c)	9.23	0.01	1 .09	1 .10	–	–	–	10 .33	11 .92	(d)
2011		8.76	(0.02)	0 .49	0 .47	–	–	–	9.23	5.37
2010		7.80	(0.02)	0 .98	0 .96	–	–	–	8 .76	12 .35
2009		7.87	0.04	(0 .07)	(0 .03)	(0 .04)	–	(0.04)	7 .80	(0 .37)
2008		13.42	0.09	(4 .57)	(4 .48)	(0 .03)	(1 .04)	(1.07)	7 .87	(36 .08)
2007		13.00	0.04	1 .01	1 .05	(0 .03)	(0 .60)	(0.63)	13 .42	8 .37
Class C shares
2012	(c)	9.18	0.02	1 .08	1 .10	(0 .02)	–	(0.02)	10 .26	12 .01	(d)
2011		8.70	0.02	0 .49	0 .51	(0 .03)	–	(0.03)	9 .18	5 .81
2010		7.76	0.03	0 .99	1 .02	(0 .08)	–	(0.08)	8 .70	13 .14
2009		7.89	0.09	(0 .08)	0 .01	(0 .14)	–	(0.14)	7 .76	0 .28
2008		13.44	0.11	(4 .55)	(4 .44)	(0 .07)	(1 .04)	(1.11)	7 .89	(35 .81)
2007	(h)	12 .80	0 .05	0 .59	0 .64	–	–	–	13 .44	5 .00	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$166,529	0.67%(e),(f)		1.48	%(e)	2 .6	%(e)
154,105	0.62	(f)	1.37		4 .3
154,529	0.70		1.35		8 .0
55,393	0.79		1.69		7 .6
53,542	0.65		1.57		8 .2
90,317	0.66		1.34		5 .6

8,600	1.30 (e)	,(f)	0.84	(e)	2 .6	(e)
7,082	1.30	(f)	0.68		4 .3
5,898	1.30	(f)	0.75		8 .0
3,898	1.30	(f)	1.20		7 .6
2,428	1.30	(f)	0.92		8 .2
2,691	1.30 (e)	,(f)	0.56	(e)	5 .6	(e)

168,092	1.01	(e)	1.15	(e)	113 .8	(e)
155,664	0.97		0.92		130 .9
159,592	1.03		1.05		192 .9
152,407	1.11		1.91		170 .2
171,897	0.97		1.78		132 .1
298,926	0.94		1.41		100 .3

3,121	2.00 (e)	,(f)	0.19	(e)	113 .8	(e)
3,916	2.14	(f)	(0.25)		130 .9
6,025	2.38		(0.28)		192 .9
7,575	2.42		0.62		170 .2
9,598	1.96		0.80		132 .1
20,306	2.01		0.34		100 .3

2,164	1.70 (e)	,(f)	0.45	(e)	113 .8	(e)
1,858	1.70	(f)	0.19		130 .9
1,581	1.70	(f)	0.36		192 .9
1,300	1.70	(f)	1.31		170 .2
1,130	1.70	(f)	1.02		132 .1
1,043	1.70 (e)	,(f)	0.44	(e)	100 .3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
MIDCAP BLEND FUND
Class A shares
2012	(c)	$14 .05	$0 .01	$1 .79	$1 .80	($0 .03)	($0 .81)	($0 .84)	$15.01	13 .78	%(d)
2011		13.03	0.01	1 .64	1 .65	(0 .14)	(0 .49)	(0.63)	14 .05	13 .03
2010		10.45	0.09	2 .53	2 .62	(0 .04)	–	(0 .04)	13 .03	25 .12
2009		9.54	–	1.43	1.43	–	(0 .52)	(0 .52)	10 .45	16 .52
2008		15.97	(0.01)	(4 .94)	(4 .95)	–	(1 .48)	(1 .48)	9 .54	(33 .98)
2007		14.89	0.01	2 .52	2 .53	(0 .03)	(1 .42)	(1.45)	15 .97	18 .27
Class B shares
2012	(c)	13.68	(0 .06)	1 .74	1 .68	–	(0 .81)	(0 .81)	14 .55	13 .26	(d)
2011		12.69	(0.11)	1 .59	1 .48	–	(0 .49)	(0 .49)	13 .68	11 .95
2010		10.24	(0.03)	2 .48	2 .45	–	–	–	12 .69	23 .93
2009		9.46	(0.09)	1 .39	1 .30	–	(0 .52)	(0 .52)	10 .24	15 .21
2008		15.92	(0.06)	(4 .92)	(4 .98)	–	(1 .48)	(1 .48)	9 .46	(34 .31)
2007		14.86	(0.04)	2 .52	2 .48	–	(1 .42)	(1 .42)	15 .92	17 .93
Class C shares
2012	(c)	13.54	(0 .04)	1 .72	1 .68	–	(0 .81)	(0 .81)	14 .41	13 .40	(d)
2011		12.62	(0.10)	1 .59	1 .49	(0 .08)	(0 .49)	(0.57)	13 .54	12 .13
2010		10.18	–	2 .46	2 .46	(0 .02)	–	(0 .02)	12 .62	24 .22
2009		9.38	(0.07)	1 .39	1 .32	–	(0 .52)	(0 .52)	10 .18	15 .57
2008		15.86	(0.12)	(4 .88)	(5 .00)	–	(1 .48)	(1 .48)	9 .38	(34 .58)
2007	(g)	14.20	(0.12)	1 .78	1 .66	–	–	–	15 .86	11 .69	(d)
Class P shares
2012	(c)	14.20	0.04	1 .81	1 .85	(0 .08)	(0 .81)	(0 .89)	15 .16	14 .06	(d)
2011		13.18	0.04	1 .66	1 .70	(0 .19)	(0 .49)	(0.68)	14 .20	13 .32
2010	(h)	12.58	0.01	0 .59	0 .60	–	–	–	13 .18	4 .77	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$926,862	1.07%(e),(f)		0 .17	%(e)	28.5	%(e)
668,066	1.08	(f)	0.11		33 .2
542,687	1.14	(f)	0.80		26 .7
435,797	1.23	(f)	0.02		12 .9
362,130	1.06	(f)	(0.05)		26 .8
596,568	1.02	(f)	0.03		30 .6

24,135	2.09 (e)	,(f)	(0.84	) (e)	28 .5	(e)
28,212	2.05	(f)	(0.85)		33 .2
37,441	2.13	(f)	(0.25)		26 .7
42,993	2.27	(f)	(1.01)		12 .9
35,769	1.50	(f)	(0.48)		26 .8
69,393	1.32	(f)	(0.26)		30 .6

75,668	1.81 (e)	,(f)	(0.59	) (e)	28 .5	(e)
37,997	1.88	(f)	(0.72)		33 .2
21,342	1.95	(f)	0.04		26 .7
10,048	1.95	(f)	(0.73)		12 .9
3,639	1.95	(f)	(0.94)		26 .8
3,914	1.95 (e)	,(f)	(0.98	) (e)	30 .6	(e)

330,148	0.71 (e)	,(f)	0 .51	(e)	28 .5	(e)
50,375	0.80	(f)	0.29		33 .2
91	0.86 (e)	,(f)	0 .77	(e)	26 .7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End			Period (in
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return(b)		thousands)
MONEY MARKET FUND
Class A shares
2012	(c)	$1 .00	$–	$–	$–	$–	$–	$1 .00	0 .00	%(d)	$479,231
2011		1.00	–	–	–	–	–	1 .00	0 .00		516,229
2010		1.00	–	–	–	–	–	1 .00	0 .00		505,252
2009		1 .00	0 .01	(0 .01)	–	–	–	1 .00	0 .47		637,007
2008		1 .00	0 .03	–	0 .03	(0 .03)	(0 .03)	1 .00	3 .02		775,670
2007		1 .00	0 .05	–	0 .05	(0 .05)	(0 .05)	1 .00	5 .02		1,953,474
Class B shares
2012	(c)	1.00	–	–	–	–	–	1 .00	0 .00	(d)	16,033
2011		1.00	–	–	–	–	–	1 .00	0 .00		23,065
2010		1.00	–	–	–	–	–	1 .00	0 .00		36,068
2009		1.00	–	–	–	–	–	1 .00	0 .16		66,726
2008		1 .00	0 .02	–	0 .02	(0 .02)	(0 .02)	1 .00	2 .03		87,353
2007		1 .00	0 .04	–	0 .04	(0 .04)	(0 .04)	1 .00	4 .04		33,265
Class C shares
2012	(c)	1.00	–	–	–	–	–	1 .00	0 .00	(d)	18,791
2011		1.00	–	–	–	–	–	1 .00	0 .00		27,556
2010		1.00	–	–	–	–	–	1 .00	0 .00		20,638
2009		1.00	–	–	–	–	–	1 .00	0 .21		30,747
2008		1 .00	0 .02	–	0 .02	(0 .02)	(0 .02)	1 .00	2 .08		42,966
2007	(i)	1 .00	0 .03	–	0 .03	(0 .03)	(0 .03)	1 .00	2 .94	(d)	11,214

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of				Ratio of Net
Expenses to		Ratio of Gross		Investment Income
Average Net		Expenses to Average		to Average Net
Assets		Net Assets		Assets

0 .29	%(e)	0 .57%(e),(f)		0 .00	%(e)
0.28		0.54	(f)	0.00
0.35		0.54	(f)	0.00
0.55		0.58	(f)	0.51
0.50	(g)	–		3.19
0.44	(g)	–		4.91

0 .29	(e)	1 .76 (e)	,(h)	0 .00	(e)
0.29		1.61	(h)	0.00
0.35		1.63	(h)	0.00
0.89		1.62	(h)	0.17
1.50	(g)	–		1.87
1.41	(g)	–		3.95

0 .29	(e)	1 .63 (e)	,(h)	0 .00	(e)
0.28		1.50	(h)	0.00
0.35		1.68	(h)	0.00
0.83		1.63	(h)	0.23
1.44	(g)	–		1.84
1 .70 (e)	,(g)	–		3.67	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager and/or Distributor.
(i)	Period from January 16, 2007, date shares first offered, through October 31, 2007.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2012	(c)	$38 .14	$0 .18	$4 .16	$4 .34	($0 .30)	($0 .48)	($0 .78)	$41.70	11 .67	%(d)
2011		37.16	0.30	2 .19	2 .49	(0 .40)	(1 .11)	(1.51)	38 .14	6 .73
2010		32.55	0.50	4 .50	5 .00	(0 .17)	(0 .22)	(0.39)	37 .16	15 .46
2009		30.71	0.18	3 .34	3 .52	(0 .16)	(1 .52)	(1.68)	32 .55	12 .58
2008		49.35	0.23	(15 .43)	(15 .20)	(0 .23)	(3 .21)	(3.44)	30 .71	(32 .95)
2007		43.09	0.30	7 .13	7 .43	(0 .18)	(0 .99)	(1.17)	49 .35	17 .59
Class B shares
2012	(c)	32.21	(0 .01)	3 .52	3 .51	–	(0 .48)	(0 .48)	35 .24	11 .13	(d)
2011		31.55	(0.05)	1 .86	1 .81	(0 .04)	(1 .11)	(1.15)	32 .21	5 .73
2010		27.81	0.10	3 .86	3 .96	–	(0 .22)	(0 .22)	31 .55	14 .31
2009		26.58	(0.10)	2 .85	2 .75	–	(1 .52)	(1 .52)	27 .81	11 .42
2008		43.33	(0.14)	(13 .40)	(13 .54)	–	(3 .21)	(3 .21)	26 .58	(33 .59)
2007		38.16	(0.10)	6 .26	6 .16	–	(0 .99)	(0 .99)	43 .33	16 .46
Class C shares
2012	(c)	32.29	0.01	3 .54	3 .55	(0 .04)	(0 .48)	(0 .52)	35 .32	11 .24	(d)
2011		31.73	(0.03)	1 .86	1 .83	(0 .16)	(1 .11)	(1.27)	32 .29	5 .77
2010		27.94	0.16	3 .85	4 .01	–	(0 .22)	(0 .22)	31 .73	14 .42
2009		26.71	(0.11)	2 .86	2 .75	–	(1 .52)	(1 .52)	27 .94	11 .36
2008		43.53	(0.14)	(13 .47)	(13 .61)	–	(3 .21)	(3 .21)	26 .71	(33 .60)
2007		38.31	(0.08)	6 .29	6 .21	–	(0 .99)	(0 .99)	43 .53	16 .56
Class P shares
2012	(c)	38.56	0.23	4 .21	4 .44	(0 .38)	(0 .48)	(0 .86)	42 .14	11 .83	(d)
2011		37.62	0.38	2 .22	2 .60	(0 .55)	(1 .11)	(1.66)	38 .56	6 .95
2010	(h)	35.97	0.02	1 .63	1 .65	–	–	–	37 .62	4 .59	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of				Ratio of Net
Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
Period (in	Average Net		Expenses to		to Average Net		Portfolio
thousands)	Assets		Average Net Assets		Assets		Turnover Rate

$615,466	0.96	%(e)	– %		0 .93	%(e)	6 .2	%(e)
578,850	0.94		–		0 .77		12 .7
409,697	1.04		–		1 .43		15 .3
375,874	1.07		–		0 .65		23 .8
390,075	0.93		–		0.57		9.7
956,005	0.83		0.83	(f)	0 .63		17 .6

47,360	1.99 (e)	,(g)	–		(0 .08	) (e)	6 .2	(e)
55,781	1.88	(g)	–		(0 .15)		12 .7
62,508	2.07		–		0 .34		15 .3
80,421	2.12		–		(0 .39)		23 .8
92,828	1.88		–		(0 .41)		9 .7
185,705	1.74		1.74	(f)	(0 .27)		17 .6

25,266	1.82 (e)	,(g)	–		0 .07	(e)	6 .2	(e)
23,009	1.82	(g)	–		(0 .10)		12 .7
19,689	1.96		–		0 .52		15 .3
15,610	2.15		–		(0 .46)		23 .8
12,632	1.87		–		(0 .40)		9 .7
22,174	1.69		1.74	(f)	(0 .23)		17 .6

13,346	0.69 (e)	,(g)	–		1 .17	(e)	6 .2	(e)
9,214	0.71	(g)	–		0 .99		12 .7
10	0.75 (e)	,(g)	–		0.59	(e)	15.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
REAL ESTATE SECURITIES FUND
Class A shares
2012	(c)	$17 .40	$0 .11	$2 .36	$2 .47	($0 .06)	$–	($0 .06)	$19.81	14 .20	%(d)
2011		15.83	0.05	1 .65	1 .70	(0 .13)	–	(0 .13)	17 .40	10 .81
2010		11.62	0.22	4 .23	4 .45	(0 .24)	–	(0 .24)	15 .83	38 .59
2009		11.83	0.28	(0 .21)	0 .07	(0 .28)	–	(0 .28)	11 .62	1 .30
2008		24.97	0.27	(7 .39)	(7 .12)	(0 .29)	(5 .73)	(6.02)	11 .83	(36 .02)
2007		27.56	0.19	(0 .60)	(0 .41)	(0 .11)	(2 .07)	(2.18)	24 .97	(1 .92)
Class B shares
2012	(c)	17.23	0.04	2 .32	2 .36	–	–	–	19 .59	13 .70	(d)
2011		15.72	(0.09)	1 .65	1 .56	(0 .05)	–	(0 .05)	17 .23	9 .94
2010		11.53	0.12	4 .19	4 .31	(0 .12)	–	(0 .12)	15 .72	37 .56
2009		11.74	0.21	(0 .22)	(0 .01)	(0 .20)	–	(0 .20)	11 .53	0 .46
2008		24.83	0.13	(7 .32)	(7 .19)	(0 .17)	(5 .73)	(5.90)	11 .74	(36 .50)
2007		27.56	(0.02)	(0 .60)	(0 .62)	(0 .04)	(2 .07)	(2.11)	24 .83	(2 .74)
Class C shares
2012	(c)	17.24	0.04	2 .33	2 .37	–	–	–	19 .61	13 .75	(d)
2011		15.74	(0.09)	1 .64	1 .55	(0 .05)	–	(0 .05)	17 .24	9 .90
2010		11.56	0.10	4 .23	4 .33	(0 .15)	–	(0 .15)	15 .74	37 .66
2009		11.77	0.21	(0 .20)	0 .01	(0 .22)	–	(0 .22)	11 .56	0 .62
2008		24.89	0.15	(7 .36)	(7 .21)	(0 .18)	(5 .73)	(5.91)	11 .77	(36 .48)
2007	(h)	27.41	(0.08)	(2 .44)	(2 .52)	–	–	–	24 .89	(9 .19	) (d)
Class P shares
2012	(c)	17.40	0.14	2 .36	2 .50	(0 .09)	–	(0 .09)	19 .81	14 .39	(d)
2011		15.83	0.07	1 .70	1 .77	(0 .20)	–	(0 .20)	17 .40	11 .28
2010	(i)	15.38	0.02	0 .49	0 .51	(0 .06)	–	(0 .06)	15 .83	3 .34	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$157,961	1.36%(e),(f)		1.25	%(e)	39 .1	%(e)
121,955	1.37	(f)	0.28		29 .3
107,672	1.39	(f)	1.53		52 .2
63,894	1.28	(f)	2.88		57 .3
64,787	1.28	(f)	1.62		47 .2
124,434	1.29	(f)	0.75		77 .8	(g)

7,756	2.20 (e)	,(f)	0.45	(e)	39 .1	(e)
8,942	2.20	(f)	(0.53)		29 .3
11,944	2.16	(f)	0.85		52 .2
11,502	2.08	(f)	2.18		57 .3
14,551	2.08	(f)	0.81		47 .2
31,026	2.07	(f)	(0.06)		77 .8	(g)

20,197	2.17 (e)	,(f)	0.44	(e)	39 .1	(e)
17,554	2.17	(f)	(0.54)		29 .3
12,850	2.15	(f)	0.70		52 .2
5,172	1.98	(f)	2.15		57 .3
4,382	1.98	(f)	0.93		47 .2
7,976	1 .99 (e)	,(f)	(0 .37	) (e)	77 .8 (e)	,(g)

22,090	1.01 (e)	,(f)	1.61	(e)	39 .1	(e)
18,080	1.03	(f)	0.44		29 .3
10	1.03 (e)	,(f)	1.37	(e)	52 .2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SHORT-TERM INCOME FUND(c)
Class A shares
2012	(d)	$11 .97	$0 .12	$0 .12	$0 .24	($0 .12)	$–	($0 .12)	$12.09	1 .98%	(e)
2011		12.17	0.27	(0 .18)	0 .09	(0 .29)	–	(0 .29)	11 .97	0 .76
2010		11.84	0.33	0 .33	0 .66	(0 .33)	–	(0 .33)	12 .17	5 .64
2009		11.16	0.41	0 .69	1 .10	(0 .42)	–	(0.42)	11 .84	10 .06
2008		11.59	0.43	(0 .43)	–	(0 .43)	–	(0.43)	11 .16	(0 .06)
2007		11.60	0.29	0 .11	0 .40	(0 .41)	–	(0 .41)	11 .59	4 .14
Class C shares
2012	(d)	11.97	0.07	0 .13	0 .20	(0 .07)	–	(0 .07)	12 .10	1 .65	(e)
2011		12.18	0.17	(0 .19)	(0 .02)	(0 .19)	–	(0.19)	11 .97	(0 .15)
2010		11.85	0.23	0 .32	0 .55	(0 .22)	–	(0 .22)	12 .18	4 .72
2009		11.17	0.30	0 .71	1 .01	(0 .33)	–	(0 .33)	11 .85	9 .18
2008		11.60	0.34	(0 .42)	(0 .08)	(0 .35)	–	(0.35)	11 .17	(0 .78)
2007		11.60	0.21	0 .13	0 .34	(0 .34)	–	(0 .34)	11 .60	3 .47
Class P shares
2012	(d)	11.96	0.13	0 .13	0 .26	(0 .13)	–	(0 .13)	12 .09	2 .16	(e)
2011		12.16	0.27	(0 .16)	0 .11	(0 .31)	–	(0 .31)	11 .96	0 .88
2010	(j)	12.13	0.03	0 .03	0 .06	(0 .03)	–	(0 .03)	12 .16	0 .45	(e)
SMALLCAP BLEND FUND
Class A shares
2012	(d)	13.76	(0.04)	1 .91	1 .87	–	–	–	15 .63	13 .59	(e)
2011		12.99	(0.07)	0 .84	0 .77	–	–	–	13 .76	5 .93
2010		10.47	(0.04)	2 .56	2 .52	–	–	–	12 .99	24 .07
2009		10.36	–	0.11	0.11	–	–	–	10 .47	1 .06
2008		17.95	(0.02)	(6 .14)	(6 .16)	–	(1 .43)	(1.43)	10 .36	(36 .97)
2007		17.30	(0.05)	2 .10	2 .05	–	(1 .40)	(1.40)	17 .95	12 .48
Class B shares
2012	(d)	12.91	(0.10)	1 .80	1 .70	–	–	–	14 .61	13 .17	(e)
2011		12.31	(0.20)	0 .80	0 .60	–	–	–	12 .91	4 .87
2010		10.04	(0.18)	2 .45	2 .27	–	–	–	12 .31	22 .61
2009		10.05	(0.10)	0 .09	(0 .01)	–	–	–	10 .04	(0 .10)
2008		17.60	(0.13)	(5 .99)	(6 .12)	–	(1 .43)	(1.43)	10 .05	(37 .52)
2007		17.12	(0.19)	2 .07	1 .88	–	(1 .40)	(1.40)	17 .60	11 .55
Class C shares
2012	(d)	13.31	(0.09)	1 .85	1 .76	–	–	–	15 .07	13 .22	(e)
2011		12.67	(0.18)	0 .82	0 .64	–	–	–	13 .31	5 .05
2010		10.27	(0.12)	2 .52	2 .40	–	–	–	12 .67	23 .37
2009		10.22	(0.05)	0 .10	0 .05	–	–	–	10 .27	0 .49
2008		17.85	(0.12)	(6 .08)	(6 .20)	–	(1 .43)	(1.43)	10 .22	(37 .44)
2007	(k)	16.60	(0.14)	1 .39	1 .25	–	–	–	17 .85	7 .53	(e)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of				Ratio of Net
Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
Period (in	Average Net		Expenses to		to Average Net		Portfolio
thousands)	Assets		Average Net Assets		Assets		Turnover Rate

$310,436	0.77%(f),(g)		– %		2 .00	%(f)	43 .5	%(f)
320,548	0.76	(g)	–		2 .27		43 .6
330,516	0.76		–		2 .75		54 .7	(h)
135,394	0.83		–		3 .54		40 .8
36,725	0.95		–		3 .67		64 .5
36,639	0.95		0.97	(i)	4 .11		29 .4

90,990	1.59 (f)	,(g)	–		1.18	(f)	43.5	(f)
90,899	1.59	(g)	–		1 .44		43 .6
89,598	1.64		–		1 .89		54 .7	(h)
42,128	1.67		–		2 .58		40 .8
4,892	1.67		–		2 .95		64 .5
4,952	1.68		2.10	(i)	3 .38		29 .4

33,364	0.60 (f)	,(g)	–		2.16	(f)	43.5	(f)
28,420	0.63	(g)	–		2 .26		43 .6
105	0.66 (f)	,(g)	–		2.51	(f)	54.7 (f)	,(h)

138,223	1.38 (f)	,(g)	–		(0 .49	) (f)	100 .2	(f)
74,604	1.40	(g)	–		(0 .50)		76 .1
73,302	1.51	(g)	–		(0 .32)		65 .2
61,823	1.65		–		(0 .01)		89 .5
66,286	1.46		–		(0 .11)		55 .6
118,157	1.43		–		(0 .28)		60 .9

5,802	2.33 (f)	,(g)	–		(1 .44	) (f)	100 .2	(f)
3,740	2.38	(g)	–		(1 .48)		76 .1
5,809	2.74	(g)	–		(1 .55)		65 .2
7,037	2.78		–		(1 .15)		89 .5
10,021	2.33		–		(0 .97)		55 .6
22,058	2.26		–		(1 .11)		60 .9

8,408	2.12 (f)	,(g)	–		(1 .22	) (f)	100 .2	(f)
2,342	2.20	(g)	–		(1 .32)		76 .1
1,546	2.20	(g)	–		(1 .01)		65 .2
940	2.20	(g)	–		(0 .56)		89 .5
836	2.20	(g)	–		(0 .85)		55 .6
1,573	2.20 (f)	,(g)	–		(1 .04	) (f)	60 .9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(d)	Six months ended April 30, 2012.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes approximately $13,017,000 from portfolio realignment from the acquisition of Short-Term Bond Fund.
(i)	Excludes expense reimbursement from Manager and/or custodian.
(j)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(k)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized	Total	Dividends	Distributions	Total
		Value,	Investment	and Unrealized	From	from Net	from	Dividends	Net Asset
		Beginning	Income Gain	(Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
TAX-EXEMPT BOND FUND
Class A shares
2012	(c)	$7 .10	$0 .15	$0 .30	$0 .45	($0 .15)	$–	($0 .15)	$7 .40	6 .41	%(d)
2011		7.24	0.33	(0 .14)	0 .19	(0 .33)	–	(0.33)	7 .10	2 .83
2010		6.98	0.35	0 .24	0 .59	(0 .33)	–	(0.33)	7 .24	8 .66
2009		6.31	0.35	0 .66	1 .01	(0 .34)	–	(0.34)	6 .98	16 .51
2008		7.41	0.34	(1 .10)	(0 .76)	(0 .34)	–	(0.34)	6 .31	(10 .57)
2007		7.70	0.33	(0 .25)	0 .08	(0 .35)	(0 .02)	(0.37)	7 .41	0 .72
Class B shares
2012	(c)	7.10	0.12	0 .30	0 .42	(0 .12)	–	(0.12)	7 .40	5 .98	(d)
2011		7.24	0.28	(0 .15)	0 .13	(0 .27)	–	(0.27)	7 .10	2 .04
2010		6.98	0.29	0 .25	0 .54	(0 .28)	–	(0.28)	7 .24	7 .83
2009		6.31	0.31	0 .66	0 .97	(0 .30)	–	(0.30)	6 .98	15 .71
2008		7.41	0.32	(1 .10)	(0 .78)	(0 .32)	–	(0.32)	6 .31	(10 .94)
2007		7.70	0.29	(0 .25)	0 .04	(0 .31)	(0 .02)	(0.33)	7 .41	0 .24
Class C shares
2012	(c)	7.12	0.12	0 .29	0 .41	(0 .12)	–	(0.12)	7 .41	5 .82	(d)
2011		7.25	0.27	(0 .13)	0 .14	(0 .27)	–	(0.27)	7 .12	2 .17
2010		6.99	0.29	0 .25	0 .54	(0 .28)	–	(0.28)	7 .25	7 .81
2009		6.31	0.29	0 .68	0 .97	(0 .29)	–	(0.29)	6 .99	15 .68
2008		7.42	0.28	(1 .11)	(0 .83)	(0 .28)	–	(0.28)	6 .31	(11 .52)
2007		7.70	0.26	(0 .24)	0 .02	(0 .28)	(0 .02)	(0.30)	7 .42	(0 .01)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Expenses to				Ratio of Net
Net Assets, End of	Expenses to		Average Net Assets		Ratio of Gross		Investment Income
Period (in	Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

$237,245	0.81%	(e)	0.78%(e),(f)		0 .81%(e),(g)		4 .23%	(e)	13 .3%	(e)
221,693	0 .86		0.82	(f)	0 .86	(g)	4 .72		24 .2
249,952	0 .89		0.82	(f)	0 .90	(h)	4 .86		31 .1
244,298	0 .87		0.79	(f)	0 .92	(h)	5 .32		75 .8
220,771	1 .00		0.76	(f)	1 .07	(h)	4 .85		65 .3
282,685	1 .09		0.77	(f)	1 .15	(h)	4 .37		51 .0

2,241	1.63	(e)	1.60 (e)	,(f)	2 .46 (e)	,(g)	3 .41	(e)	13 .3	(e)
2,851	1 .64		1.60	(f)	2 .22	(g)	3 .99		24 .2
5,877	1 .69		1.62	(f)	2 .02	(h)	4 .09		31 .1
9,561	1 .55		1.47	(f)	1 .90	(h)	4 .65		75 .8
11,837	1 .39		1.15	(f)	1 .96	(h)	4 .44		65 .3
19,941	1 .54		1.24	(f)	1 .98	(h)	3 .90		51 .0

8,912	1.63	(e)	1.60 (e)	,(f)	1 .83 (e)	,(g)	3 .41	(e)	13 .3	(e)
6,973	1 .64		1.60	(f)	1 .95	(g)	3 .95		24 .2
8,206	1 .69		1.62	(f)	1 .95	(h)	4 .06		31 .1
6,728	1 .73		1.65	(f)	2 .17	(h)	4 .42		75 .8
3,672	1 .89		1.65	(f)	2 .50	(h)	3 .99		65 .3
2,931	1 .94		1.65	(f)	2 .74	(h)	3 .50		51 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager.
(h)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account Value	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	April 30,	2011 to April	November 1,	April 30,	2011 to April	Expense
	2011	2012	30, 2012(a)	2011	2012	30, 2012(a)	Ratio

Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,037.50	$4.76	$1,000.00	$1,020.19	$4.72	0.94%
Class B	1,000.00	1,034.99	8.10	1,000.00	1,016.91	8.02	1.60
Class C	1,000.00	1,033.35	8.85	1,000.00	1,016.16	8.77	1.75
California Municipal Fund
Class A	1,000.00	1,072.13	4.22	1,000.00	1,020.79	4.12	0.82
Class B	1,000.00	1,066.59	9.61	1,000.00	1,015.56	9.37	1.87
Class C	1,000.00	1,066.97	9.10	1,000.00	1,016.06	8.87	1.77
California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,072.10	3.97	1,000.00	1,020.99	3.88	0.77
Class B	1,000.00	1,066.60	9.35	1,000.00	1,015.70	9.16	1.82
Class C	1,000.00	1,067.00	8.84	1,000.00	1,016.20	8.66	1.72
Diversified International Fund
Class A	1,000.00	1,058.04	7.68	1,000.00	1,017.40	7.52	1.50
Class B	1,000.00	1,053.42	12.61	1,000.00	1,012.58	12.36	2.47
Class C	1,000.00	1,055.72	10.63	1,000.00	1,014.52	10.42	2.08
Class P	1,000.00	1,060.18	5.43	1,000.00	1,019.59	5.32	1.06
Equity Income Fund
Class A	1,000.00	1,107.29	5.03	1,000.00	1,020.09	4.82	0.96
Class B	1,000.00	1,101.87	10.03	1,000.00	1,015.32	9.62	1.92
Class C	1,000.00	1,103.34	8.89	1,000.00	1,016.41	8.52	1.70
Class P	1,000.00	1,108.62	3.41	1,000.00	1,021.63	3.27	0.65
Global Diversified Income Fund
Class A	1,000.00	1,076.59	5.83	1,000.00	1,019.24	5.67	1.13
Class C	1,000.00	1,073.09	9.69	1,000.00	1,015.51	9.42	1.88
Class P	1,000.00	1,078.37	4.44	1,000.00	1,020.59	4.32	0.86

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account Value	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	April 30,	2011 to April	November 1,	April 30,	2011 to April	Expense
	2011	2012	30, 2012(a)	2011	2012	30, 2012(a)	Ratio
Global Real Estate Securities Fund
Class A	$1,000.00	$1,109.46	$7.61	$1,000.00	$1,017.65	$7.27	1.45%
Class C	1,000.00	1,105.43	11.52	1,000.00	1,013.92	11.02	2.20
Class P	1,000.00	1,110.13	5.77	1,000.00	1,019.39	5.52	1.10
Government & High Quality Bond
Fund
Class A	1,000.00	1,023.78	4.08	1,000.00	1,020.84	4.07	0.81
Class B	1,000.00	1,019.58	8.29	1,000.00	1,016.66	8.27	1.65
Class C	1,000.00	1,019.67	8.19	1,000.00	1,016.76	8.17	1.63
Class P	1,000.00	1,024.32	3.52	1,000.00	1,021.38	3.52	0.70
High Yield Fund
Class A	1,000.00	1,066.55	4.68	1,000.00	1,020.34	4.57	0.91
Class B	1,000.00	1,061.77	8.97	1,000.00	1,016.16	8.77	1.75
Class C	1,000.00	1,063.60	8.41	1,000.00	1,016.71	8.22	1.64
Class P	1,000.00	1,067.99	3.29	1,000.00	1,021.68	3.22	0.64
Income Fund
Class A	1,000.00	1,038.25	4.56	1,000.00	1,020.39	4.52	0.90
Class B	1,000.00	1,033.01	9.60	1,000.00	1,015.42	9.52	1.90
Class C	1,000.00	1,034.08	8.50	1,000.00	1,016.51	8.42	1.68
Class P	1,000.00	1,039.22	3.55	1,000.00	1,021.38	3.52	0.70
Inflation Protection Fund
Class A	1,000.00	1,032.12	4.50	1,000.00	1,020.44	4.47	0.89
Class C	1,000.00	1,028.29	8.32	1,000.00	1,016.66	8.27	1.65
International Emerging Markets Fund
Class A	1,000.00	1,065.57	9.60	1,000.00	1,015.56	9.37	1.87
Class B	1,000.00	1,061.28	14.25	1,000.00	1,011.04	13.90	2.78
Class C	1,000.00	1,060.92	14.19	1,000.00	1,011.09	13.85	2.77
Class P	1,000.00	1,068.28	7.10	1,000.00	1,018.00	6.92	1.38
LargeCap Growth Fund
Class A	1,000.00	1,133.42	6.84	1,000.00	1,018.45	6.47	1.29
Class B	1,000.00	1,128.03	11.90	1,000.00	1,013.67	11.26	2.25
Class C	1,000.00	1,129.29	11.01	1,000.00	1,014.52	10.42	2.08
Class P	1,000.00	1,135.78	4.41	1,000.00	1,020.74	4.17	0.83
LargeCap S&P 500 Index Fund
Class A	1,000.00	1,123.49	3.54	1,000.00	1,021.53	3.37	0.67
Class C	1,000.00	1,119.84	6.85	1,000.00	1,018.40	6.52	1.30
LargeCap Value Fund
Class A	1,000.00	1,124.10	5.33	1,000.00	1,019.84	5.07	1.01
Class B	1,000.00	1,119.18	10.54	1,000.00	1,014.92	10.02	2.00
Class C	1,000.00	1,120.11	8.96	1,000.00	1,016.41	8.52	1.70
MidCap Blend Fund
Class A	1,000.00	1,137.81	5.69	1,000.00	1,019.54	5.37	1.07
Class B	1,000.00	1,132.56	11.08	1,000.00	1,014.47	10.47	2.09
Class C	1,000.00	1,133.98	9.60	1,000.00	1,015.86	9.07	1.81
Class P	1,000.00	1,140.61	3.78	1,000.00	1,021.33	3.57	0.71
Money Market Fund
Class A	1,000.00	1,000.00	1.44	1,000.00	1,023.42	1.46	0.29
Class B	1,000.00	1,000.00	1.44	1,000.00	1,023.42	1.46	0.29
Class C	1,000.00	1,000.00	1.44	1,000.00	1,023.42	1.46	0.29
Principal Capital Appreciation Fund
Class A	1,000.00	1,116.73	5.05	1,000.00	1,020.09	4.82	0.96
Class B	1,000.00	1,111.33	10.45	1,000.00	1,014.97	9.97	1.99
Class C	1,000.00	1,112.39	9.56	1,000.00	1,015.81	9.12	1.82
Class P	1,000.00	1,118.30	3.63	1,000.00	1,021.43	3.47	0.69
Real Estate Securities Fund
Class A	1,000.00	1,142.03	7.24	1,000.00	1,018.10	6.82	1.36
Class B	1,000.00	1,136.97	11.69	1,000.00	1,013.92	11.02	2.20
Class C	1,000.00	1,137.47	11.53	1,000.00	1,014.07	10.87	2.17
Class P	1,000.00	1,143.88	5.38	1,000.00	1,019.84	5.07	1.01
Short-Term Income Fund
Class A	1,000.00	1,019.81	3.87	1,000.00	1,021.03	3.87	0.77
Class C	1,000.00	1,016.53	7.97	1,000.00	1,016.96	7.97	1.59
Class P	1,000.00	1,021.56	3.02	1,000.00	1,021.88	3.02	0.60
SmallCap Blend Fund
Class A	1,000.00	1,135.90	7.33	1,000.00	1,018.00	6.92	1.38
Class B	1,000.00	1,131.68	12.35	1,000.00	1,013.28	11.66	2.33
Class C	1,000.00	1,132.23	11.24	1,000.00	1,014.32	10.62	2.12

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account Value	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	April 30,	2011 to April	November 1,	April 30,	2011 to April	Expense
	2011	2012	30, 2012(a)	2011	2012	30, 2012(a)	Ratio
Tax-Exempt Bond Fund
Class A	$1,000.00	$1,064.06	$4.16	$1,000.00	$1,020.84	$4.07	0.81%
Class B	1,000.00	1,059.77	8.35	1,000.00	1,016.76	8.17	1.63
Class C	1,000.00	1,058.15	8.34	1,000.00	1,016.76	8.17	1.63
Tax-Exempt Bond Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,064.10	4.00	1,000.00	1,020.94	3.93	0.78
Class B	1,000.00	1,059.80	8.19	1,000.00	1,016.81	8.06	1.60
Class C	1,000.00	1,058.20	8.19	1,000.00	1,016.81	8.06	1.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	97	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	97	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	97	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2012, and the Statement of Additional Information dated February 29, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the LargeCap Value Fund III; (2) a Sub-advisory Agreement with Stone Harbor Investment Partners LP (“Stone Harbor”) related to the Global Diversified Income Fund; and (3) an Amended and Restated Sub-advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) related to the LargeCap Growth Fund I.

Barrow Hanley and Stone Harbor Sub-advisory Agreements

At its December 12, 2011 meeting, the Board considered whether to approve an amended subadvisory agreement between Principal Management Corporation (the “Manager”) and Barrow Hanley for the LargeCap Value Fund III. At its March 13, 2012 meeting, the Board considered whether to approve a subadvisory agreement between the Manager and Stone Harbor for the Global Diversified Income Fund. The LargeCap Value Fund III and Global Diversified Income Fund are referred to as a “Fund” or together as the “Funds.”

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the applicable Fund based upon that program.

With respect to each proposed subadvisor, the Board reviewed performance information, including, where deemed relevant, the historical performance of the subadvisor’s composite portfolio with an investment strategy similar to the strategy the subadvisor proposed to use for the Fund, as compared to its Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to each subadvisor, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and such subadvisor. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each proposed subadvisory agreement. The Board noted the breakpoint included in each fee schedule and concluded that each fee schedule reflects an appropriate recognition of economies of scale at the Fund’s current asset level. In evaluating profitability, the Board considered that the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

Amended and Restated Sub-advisory Agreement with T. Rowe

At its March 13, 2012 meeting, the Board considered whether to amend the subadvisory agreement (the “Sub-advisory Agreement”) between the Manager and T. Rowe related to the LargeCap Growth Fund I. The Board noted that the Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with T. Rowe other than a change to the fee schedule to reduce the fee charged. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2011 meeting. In approving the Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2011 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services T. Rowe provides to the Fund and that T. Rowe’s obligations under the Sub-advisory Agreement would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund
Held February 6, 2012

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Fund into the SmallCap Blend Fund:

In Favor	Opposed	Abstain
6,351,624.647	92,938.355	183,030.831

	Special Meeting of Shareholders
	Principal Funds, Inc. – SmallCap Value Fund
	Held February 6, 2012

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Fund into the SmallCap Blend Fund:

		In Favor	Opposed		Abstain
		3,747,933.063	142,623.409		207,661.532

			Special Meeting of Shareholder
			Principal Funds, Inc.
			Held April 4, 2012

1	.	Election of Board of Directors

			For		Withheld
		Ballantine	7,826,466,779.225		337,381,057.912
		Barnes	7,818,835,728.587		345,012,108.550
		Beer	7,842,979,389.697		320,868,447.440
		Blake	7,835,532,198.896		328,315,638.241
		Damos	7,841,742,714.974		322,105,122.163
		Eucher	7,845,634,531.856		318,213,305.281
		Everett	7,832,019,913.664		331,827,923.473
		Gilbert	7,838,868,454.021		324,979,383.116
		Grimmett	7,841,835,118.443		322,012,718.694
		Hirsch	7,838,982,242.816		324,865,594.321
		Huang	7,820,848,316.594		342,999,520.543
		Kimball	7,842,780,310.301		321,067,526.836
		Lukavsky	7,811,384,660.618		352,463,176.519
		Pavelich	7,834,601,000.983		329,246,836.154

2	.	Approval of Amended and Restated Articles of Amendment

			For	Against	Abstain	Broker Non-Vote
			6,320,429,220.834	795,290,719.831	423,328,112.334	624,799,784.138

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,490,690.616	6,179,404.025	7,523,711.506	1,446,624.233
		Bond Market Index Fund	92,809,497.649	5,513,411.412	7,268,722.285	12,868.764
		California Municipal Fund	8,902,958.787	536,579.081	1,325,610.539	1,758,279.596
		Core Plus Bond Fund I	259,331,858.044	17,446,678.883	3,173,691.338	4,662,140.874
		Diversified International Fund	253,241,279.933	10,661,038.660	8,588,927.434	6,773,239.097
		Diversified Real Asset Fund	68,180,511.424	311,700.964	885,264.200	10,302,987.664
		Equity Income Fund	138,583,469.416	9,107,441.440	7,821,624.839	19,549,153.492
		Global Diversified Income Fund	91,951,631.248	2,155,992.721	6,091,983.645	29,436,236.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,865,603.553	3,732,394.407	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,611,850.640	5,604,182.726	5,037,375.564	18,822,988.918
		High Yield Fund	195,416,666.606	5,821,800.472	13,191,751.011	70,307,370.210
		High Yield Fund I	156,057,234.799	1,665,712.018	221,239.237	973,465.000
		Income Fund	127,591,548.702	4,210,120.962	5,748,930.667	21,976,167.775
		Inflation Protection Fund	78,199,747.674	1,328,986.103	5,132,199.433	2,376,670.482
		International Emerging Markets Fund	46,658,735.812	3,607,986.631	2,143,024.388	4,988,691.656

			For	Against	Abstain	Broker Non-Vote
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,528,711.766	3,979,660.432	4,240,599.564	3,333,989.000
		International Value Fund I	125,508,269.592	2,372,104.469	16,328,273.736	1,556,344.000
		LargeCap Blend Fund II	77,797,815.715	6,181,133.550	8,160,522.627	7,055,630.748
		LargeCap Growth Fund	189,584,077.071	17,267,719.469	12,316,398.916	14,563,095.222
		LargeCap Growth Fund I	315,839,951.287	27,563,456.063	20,982,774.498	3,584,825.000
		LargeCap Growth Fund II	122,828,350.549	8,722,011.596	8,935,210.278	39,767.000
		LargeCap S&P 500 Index Fund	204,770,787.318	14,248,080.915	12,534,732.842	5,209,035.469
		LargeCap Value Fund	133,890,966.842	5,484,248.482	5,831,898.570	4,931,899.028
		LargeCap Value Fund I	169,809,272.371	13,838,941.521	8,857,947.021	2,002.000
		LargeCap Value Fund III	102,573,227.603	4,786,278.488	4,768,971.618	32,524.835
		MidCap Blend Fund	72,915,928.113	3,193,929.135	3,292,627.221	15,534,300.213
		MidCap Growth Fund	11,788,500.637	440,143.743	215,296.113	152,566.000
		MidCap Growth Fund III	114,807,087.624	5,082,942.087	10,025,676.329	57,853.000
		MidCap S&P 400 Index Fund	19,207,309.336	1,610,222.631	1,440,372.734	2,077,680.450
		MidCap Value Fund I	87,145,845.708	13,611,691.252	4,609,767.970	3,360,558.003
		MidCap Value Fund III	6,104,169.760	164,264.797	565,904.758	26,584.686
		Money Market Fund	700,490,209.356	48,904,854.850	72,452,177.618	156,254,361.970
		Preferred Securities Fund	185,545,011.396	3,148,369.955	8,480,951.895	45,665,082.776
		Principal Capital Appreciation Fund	26,279,659.456	1,167,364.928	1,390,119.091	4,506,031.093
		Principal LifeTime 2010 Fund	114,105,685.295	2,913,832.572	12,326,034.652	383,634.000
		Principal LifeTime 2015 Fund	49,390,399.149	3,112,964.310	5,584,906.213	0.000
		Principal LifeTime 2020 Fund	356,173,343.246	12,817,776.322	28,579,767.336	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	322,657,914.203	16,022,477.268	28,369,661.429	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	191,297,124.551	5,700,922.696	16,974,337.707	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,375,980.924	2,362,487.708	9,468,326.450	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,662,364.396	1,750,448.208	2,058,654.960	289,270.528
		Real Estate Securities Fund	78,168,264.966	2,090,183.142	2,183,008.356	8,138,480.184
		SAM Balanced Portfolio	137,249,396.559	6,184,359.979	6,727,491.843	47,886,643.899
		SAM Conservative Balanced Portfolio	49,291,424.814	2,360,045.374	3,088,789.214	14,139,407.529
		SAM Conservative Growth Portfolio	89,906,103.351	3,137,494.361	5,531,611.177	23,883,091.595
		SAM Flexible Income Portfolio	53,386,735.269	3,086,613.863	5,605,653.091	12,688,347.343
		SAM Strategic Growth Portfolio	49,003,787.226	2,445,840.922	3,983,449.585	13,005,297.068
		Short-Term Income Fund	55,788,599.134	1,708,553.238	2,124,823.848	27,582,473.522
		SmallCap Blend Fund	9,548,399.895	832,803.485	715,799.489	430,917.766
		SmallCap Growth Fund	5,710,543.406	244,943.520	401,555.169	610,571.279
		SmallCap Growth Fund I	104,913,366.999	9,715,010.626	3,759,160.460	1,078,660.000
		SmallCap Growth Fund II	15,418,660.620	1,063,311.849	1,668,229.873	1,560.000
		SmallCap S&P 600 Index Fund	18,765,852.657	1,038,406.390	1,118,053.162	1,220,711.347
		SmallCap Value Fund	3,673,052.772	138,026.243	272,903.602	296,499.102
		SmallCap Value Fund II	93,816,686.782	5,746,362.482	7,110,968.173	863,230.000
		Small-MidCap Dividend Income Fund	23,103,995.397	140,041.917	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,309,873.718	423,070.982	1,395,783.266	3,203,011.509

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,425,481.347	6,336,346.611	7,431,978.189	1,446,624.233
		Bond Market Index Fund	93,072,304.042	5,133,577.895	7,385,749.409	12,868.764
		California Municipal Fund	8,884,043.740	541,921.557	1,339,184.110	1,758,278.596
		Core Plus Bond Fund I	258,683,119.456	17,515,808.503	3,753,301.306	4,662,139.874
		Diversified International Fund	253,748,056.770	10,235,602.002	8,507,587.255	6,773,239.097
		Diversified Real Asset Fund	68,173,429.036	303,810.274	900,238.278	10,302,986.664
		Equity Income Fund	140,409,917.955	7,191,123.330	7,911,495.410	19,549,152.492
		Global Diversified Income Fund	91,610,109.140	2,382,489.291	6,207,008.183	29,436,237.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,862,787.820	3,735,210.140	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,581,940.232	5,134,928.054	5,536,538.644	18,822,990.918
		High Yield Fund	194,901,420.009	6,212,252.972	13,316,536.108	70,307,379.210
		High Yield Fund I	156,055,411.115	1,667,535.702	221,239.237	973,465.000
		Income Fund	127,325,573.634	4,635,127.988	5,589,898.709	21,976,167.775

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	78,660,577.532	1,333,781.762	4,666,573.916	2,376,670.482
		International Emerging Markets Fund	47,140,969.654	3,156,357.713	2,112,419.464	4,988,691.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,748,801.463	3,759,573.163	4,240,598.136	3,333,988.000
		International Value Fund I	124,958,810.222	2,436,775.787	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,442,080.504	6,457,182.814	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,280,600.983	17,532,903.186	12,354,692.287	14,563,094.222
		LargeCap Growth Fund I	319,634,445.300	25,558,801.106	19,192,935.442	3,584,825.000
		LargeCap Growth Fund II	117,588,503.775	13,757,573.201	9,139,495.447	39,767.000
		LargeCap S&P 500 Index Fund	203,173,999.191	16,010,420.433	12,369,181.451	5,209,035.469
		LargeCap Value Fund	134,013,045.744	5,013,710.522	6,180,358.628	4,931,898.028
		LargeCap Value Fund I	169,825,446.394	13,776,600.281	8,904,114.238	2,002.000
		LargeCap Value Fund III	100,888,748.230	7,293,203.342	3,946,526.137	32,524.835
		MidCap Blend Fund	73,178,178.971	2,972,094.008	3,252,209.490	15,534,302.213
		MidCap Growth Fund	11,676,925.476	551,738.839	215,276.178	152,566.000
		MidCap Growth Fund III	114,635,668.221	5,429,402.066	9,850,635.753	57,853.000
		MidCap S&P 400 Index Fund	19,223,029.521	1,626,155.435	1,408,717.745	2,077,682.450
		MidCap Value Fund I	87,019,826.217	13,863,526.492	4,483,952.221	3,360,558.003
		MidCap Value Fund III	6,063,301.065	177,562.779	593,475.471	26,584.686
		Money Market Fund	704,866,046.646	47,766,411.063	69,214,784.115	156,254,361.970
		Preferred Securities Fund	185,223,382.973	3,391,200.078	8,559,753.195	45,665,079.776
		Principal Capital Appreciation Fund	26,488,501.496	903,712.346	1,444,931.633	4,506,029.093
		Principal LifeTime 2010 Fund	112,445,180.431	4,100,928.918	12,799,443.170	383,634.000
		Principal LifeTime 2015 Fund	48,574,342.130	3,553,332.785	5,960,594.757	0.000
		Principal LifeTime 2020 Fund	352,558,740.327	13,843,578.186	31,168,567.391	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,160,165.371	18,741,073.702	27,148,813.827	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,047,944.339	3,879,265.013	17,045,175.602	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,802,295.358	2,248,971.333	8,155,528.391	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,891,834.189	1,600,413.364	1,979,220.011	289,270.528
		Real Estate Securities Fund	78,446,863.186	1,799,293.541	2,195,299.737	8,138,480.184
		SAM Balanced Portfolio	136,788,268.685	6,225,370.106	7,147,604.590	47,886,648.899
		SAM Conservative Balanced Portfolio	47,540,567.040	4,240,847.105	2,958,845.257	14,139,407.529
		SAM Conservative Growth Portfolio	90,250,156.122	2,786,765.095	5,538,285.672	23,883,093.595
		SAM Flexible Income Portfolio	53,282,159.378	3,167,227.222	5,629,616.623	12,688,346.343
		SAM Strategic Growth Portfolio	48,485,639.688	3,098,826.625	3,848,612.420	13,005,296.068
		Short-Term Income Fund	55,742,658.226	1,700,285.822	2,179,031.172	27,582,474.522
		SmallCap Blend Fund	9,572,465.714	884,549.620	639,987.535	430,917.766
		SmallCap Growth Fund	5,615,324.791	318,888.921	422,828.383	610,571.279
		SmallCap Growth Fund I	105,260,894.422	9,487,402.641	3,639,241.022	1,078,660.000
		SmallCap Growth Fund II	14,824,119.655	1,755,881.625	1,570,201.062	1,560.000
		SmallCap S&P 600 Index Fund	18,769,282.018	1,095,372.433	1,057,656.758	1,220,712.347
		SmallCap Value Fund	3,650,330.369	145,250.708	288,402.540	296,498.102
		SmallCap Value Fund II	94,372,395.788	5,434,450.171	6,867,171.478	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,210,549.782	502,916.702	1,415,260.482	3,203,012.509

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,765,449.908	6,914,271.959	6,514,084.280	1,446,624.233
		Bond Market Index Fund	92,745,864.904	5,577,044.157	7,268,722.285	12,868.764
		California Municipal Fund	8,930,990.740	526,334.557	1,307,823.110	1,758,279.596
		Core Plus Bond Fund I	258,625,437.776	18,153,100.737	3,173,690.752	4,662,139.874
		Diversified International Fund	253,802,695.151	10,148,993.384	8,539,557.492	6,773,239.097
		Diversified Real Asset Fund	68,150,759.035	321,939.043	904,778.510	10,302,987.664
		Equity Income Fund	139,093,327.890	8,825,412.508	7,593,791.297	19,549,157.492
		Global Diversified Income Fund	91,332,418.987	2,757,286.701	6,109,903.926	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,823,032.363	3,774,965.597	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,984,534.043	5,482,734.532	4,786,138.355	18,822,990.918
		High Yield Fund	195,423,651.803	5,815,198.745	13,191,370.541	70,307,367.210

			For	Against	Abstain	Broker Non-Vote
		High Yield Fund I	155,967,002.590	1,768,824.711	208,358.753	973,465.000
		Income Fund	128,047,777.734	4,187,811.006	5,315,011.591	21,976,167.775
		Inflation Protection Fund	78,512,562.275	1,532,765.814	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,627,016.384	3,852,128.900	1,930,600.547	4,988,692.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	100,110,482.012	6,397,892.614	4,240,598.136	3,333,988.000
		International Value Fund I	122,976,708.361	4,418,877.648	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,522,862.049	6,376,401.269	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,132,797.781	18,048,284.021	11,987,114.654	14,563,094.222
		LargeCap Growth Fund I	314,688,396.833	31,407,218.679	18,290,567.336	3,584,824.000
		LargeCap Growth Fund II	119,429,337.298	12,722,880.858	8,333,354.267	39,767.000
		LargeCap S&P 500 Index Fund	203,906,441.181	15,425,777.431	12,221,381.463	5,209,036.469
		LargeCap Value Fund	134,869,261.768	5,043,778.427	5,294,074.699	4,931,898.028
		LargeCap Value Fund I	162,801,812.358	13,780,583.957	15,923,764.598	2,002.000
		LargeCap Value Fund III	100,979,633.579	7,256,196.119	3,892,648.011	32,524.835
		MidCap Blend Fund	72,965,224.481	3,299,968.306	3,137,292.682	15,534,299.213
		MidCap Growth Fund	11,865,531.516	374,251.932	204,157.045	152,566.000
		MidCap Growth Fund III	115,967,453.635	5,245,604.937	8,702,647.468	57,853.000
		MidCap S&P 400 Index Fund	18,782,538.086	2,121,987.304	1,353,378.311	2,077,681.450
		MidCap Value Fund I	85,481,501.840	15,200,309.132	4,685,494.958	3,360,557.003
		MidCap Value Fund III	6,144,656.604	193,726.417	495,956.294	26,584.686
		Money Market Fund	703,122,419.535	52,500,243.152	66,224,579.137	156,254,361.970
		Preferred Securities Fund	185,414,226.809	3,163,851.724	8,596,255.713	45,665,081.776
		Principal Capital Appreciation Fund	26,224,097.101	1,289,063.235	1,323,986.139	4,506,028.093
		Principal LifeTime 2010 Fund	113,242,469.548	3,826,096.697	12,276,986.274	383,634.000
		Principal LifeTime 2015 Fund	48,955,857.810	4,048,304.207	5,084,107.655	0.000
		Principal LifeTime 2020 Fund	354,167,065.420	14,471,877.652	28,931,943.832	919,381.799
		Principal LifeTime 2025 Fund	55,991,933.112	5,354,167.321	1,480,831.847	0.000
		Principal LifeTime 2030 Fund	319,787,539.350	19,225,816.232	28,036,697.318	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,575,251.530	6,166,578.508	17,230,554.916	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,255,838.495	3,512,187.495	8,438,769.092	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,631,250.623	1,951,456.338	1,888,760.603	289,270.528
		Real Estate Securities Fund	78,241,954.913	2,247,671.662	1,951,830.889	8,138,479.184
		SAM Balanced Portfolio	137,429,936.668	5,762,875.950	6,968,427.763	47,886,651.899
		SAM Conservative Balanced Portfolio	49,438,983.926	2,470,850.969	2,830,425.507	14,139,406.529
		SAM Conservative Growth Portfolio	89,621,682.617	3,372,592.072	5,580,930.200	23,883,095.595
		SAM Flexible Income Portfolio	53,131,196.341	3,520,915.834	5,426,891.048	12,688,346.343
		SAM Strategic Growth Portfolio	48,822,620.301	2,642,835.794	3,967,621.638	13,005,297.068
		Short-Term Income Fund	55,929,117.890	1,651,811.726	2,041,047.604	27,582,472.522
		SmallCap Blend Fund	9,677,167.554	787,481.682	632,353.633	430,917.766
		SmallCap Growth Fund	5,614,277.649	357,832.359	384,932.087	610,571.279
		SmallCap Growth Fund I	103,695,684.287	10,831,953.534	3,859,900.264	1,078,660.000
		SmallCap Growth Fund II	15,346,385.248	1,274,103.865	1,529,713.229	1,560.000
		SmallCap S&P 600 Index Fund	18,692,656.539	1,129,260.271	1,100,395.399	1,220,711.347
		SmallCap Value Fund	3,634,094.852	177,527.319	272,361.446	296,498.102
		SmallCap Value Fund II	94,309,736.693	5,715,406.796	6,648,873.948	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,275,640.216	445,254.454	1,407,831.296	3,203,013.509

3	d.	Approval of Amended Fundamental Restriction Relating to Borrowing

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,887,728.889	5,544,381.620	6,761,695.638	1,446,624.233
		California Municipal Fund	8,927,227.622	547,689.675	1,290,231.110	1,758,279.596
		Core Plus Bond Fund I	258,692,676.888	18,085,861.625	3,173,690.752	4,662,139.874
		Diversified International Fund	253,809,499.965	10,352,472.068	8,329,274.994	6,773,238.097
		Equity Income Fund	139,303,401.812	8,646,169.034	7,562,963.849	19,549,154.492
		Global Diversified Income Fund	91,177,568.848	2,801,025.615	6,221,009.151	29,436,240.153
		Global Real Estate Securities Fund	29,262,997.182	3,774,965.597	1,649,842.422	4,477,131.210
		Government & High Quality Bond Fund	105,375,457.952	6,805,544.778	5,072,405.200	18,822,989.918
		High Yield Fund	196,477,690.336	4,626,379.404	13,326,143.349	70,307,375.210
		High Yield Fund I	155,842,407.130	1,893,420.171	208,358.753	973,465.000

			For	Against	Abstain	Broker Non-Vote
		Income Fund	126,616,849.444	5,795,404.271	5,138,346.616	21,976,167.775
		Inflation Protection Fund	77,156,487.877	2,888,840.212	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,094,608.302	4,341,181.902	1,973,956.627	4,988,691.656
		International Fund I	100,852,101.093	5,390,591.620	4,506,280.049	3,333,988.000
		International Value Fund I	122,789,112.169	4,606,473.840	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	77,194,406.355	7,447,829.865	7,497,235.672	7,055,630.748
		LargeCap Growth Fund	189,811,737.700	17,136,463.044	12,219,995.712	14,563,094.222
		LargeCap Growth Fund I	315,018,173.798	29,190,997.155	20,177,010.895	3,584,825.000
		LargeCap Growth Fund II	118,271,654.965	13,668,342.260	8,545,575.198	39,767.000
		LargeCap S&P 500 Index Fund	202,940,046.059	16,071,875.284	12,541,679.732	5,209,035.469
		LargeCap Value Fund	136,299,881.250	3,654,059.634	5,253,173.010	4,931,899.028
		LargeCap Value Fund I	162,991,354.225	13,596,461.121	15,918,345.567	2,002.000
		LargeCap Value Fund III	100,092,992.032	7,601,967.251	4,433,518.426	32,524.835
		MidCap Blend Fund	72,760,910.267	3,475,170.706	3,166,403.496	15,534,300.213
		MidCap Growth Fund	11,725,552.131	520,140.884	198,247.478	152,566.000
		MidCap Growth Fund III	112,704,014.247	7,910,298.727	9,301,393.066	57,853.000
		MidCap S&P 400 Index Fund	19,007,761.905	1,809,279.975	1,440,862.821	2,077,680.450
		MidCap Value Fund I	84,292,855.391	15,960,628.785	5,113,820.754	3,360,558.003
		MidCap Value Fund III	5,945,775.497	372,565.539	515,998.279	26,584.686
		Money Market Fund	703,633,564.194	50,522,437.977	67,691,237.653	156,254,363.970
		Principal Capital Appreciation Fund	26,422,610.045	1,049,333.398	1,365,201.032	4,506,030.093
		Principal LifeTime 2010 Fund	111,929,374.447	4,732,965.798	12,683,212.274	383,634.000
		Principal LifeTime 2015 Fund	48,916,982.943	3,660,014.145	5,511,272.584	0.000
		Principal LifeTime 2020 Fund	349,814,338.350	16,478,964.523	31,277,583.031	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	320,523,566.685	16,970,745.957	29,555,740.258	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	188,991,230.779	9,443,172.644	15,537,981.531	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,879,094.203	1,974,521.670	8,353,179.209	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,240,451.824	1,590,416.573	2,640,599.167	289,270.528
		Real Estate Securities Fund	77,712,717.045	2,534,226.158	2,194,513.261	8,138,480.184
		SAM Balanced Portfolio	136,704,749.075	6,449,785.889	7,006,711.417	47,886,645.899
		SAM Conservative Balanced Portfolio	48,435,184.895	3,470,810.805	2,834,263.702	14,139,407.529
		SAM Conservative Growth Portfolio	90,271,124.009	2,786,125.000	5,517,957.880	23,883,093.595
		SAM Flexible Income Portfolio	51,249,927.994	4,647,476.149	6,181,597.080	12,688,348.343
		SAM Strategic Growth Portfolio	48,370,528.661	2,703,978.585	4,358,571.487	13,005,296.068
		Short-Term Income Fund	55,927,745.403	1,625,284.020	2,068,948.797	27,582,471.522
		SmallCap Blend Fund	9,565,434.590	824,429.107	707,139.172	430,917.766
		SmallCap Growth Fund	5,628,934.201	402,142.552	325,965.342	610,571.279
		SmallCap Growth Fund I	106,142,637.120	8,545,131.904	3,699,769.061	1,078,660.000
		SmallCap Growth Fund II	15,695,792.344	929,752.591	1,524,657.407	1,560.000
		SmallCap S&P 600 Index Fund	18,646,418.905	1,157,657.576	1,118,235.728	1,220,711.347
		SmallCap Value Fund	3,627,403.206	161,114.403	295,466.008	296,498.102
		SmallCap Value Fund II	94,121,634.711	5,537,121.881	7,015,260.845	863,230.000
		Tax-Exempt Bond Fund	15,239,231.553	478,707.790	1,410,786.623	3,203,013.509

3	e.	Approval of Amended Fundamental Restriction Relating to Making Loans

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	146,609,515.334	6,762,723.057	7,821,567.756	1,446,624.233
		Bond Market Index Fund	91,393,250.647	6,929,658.414	7,268,722.285	12,868.764
		California Municipal Fund	8,982,486.216	507,740.081	1,274,924.110	1,758,277.596
		Core Plus Bond Fund I	258,611,471.579	18,240,671.318	3,100,085.368	4,662,140.874
		Diversified International Fund	252,842,895.774	10,925,425.893	8,722,925.360	6,773,238.097
		Diversified Real Asset Fund	68,117,777.963	321,665.850	938,032.775	10,302,987.664
		Equity Income Fund	139,027,353.785	8,732,608.873	7,752,574.037	19,549,152.492
		Global Diversified Income Fund	91,105,825.841	2,872,952.377	6,220,831.396	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,306,942.718	3,779,457.360	1,601,405.123	4,477,131.210
		Government & High Quality Bond Fund	106,215,268.993	6,192,710.063	4,845,428.874	18,822,989.918
		High Yield Fund	196,277,702.705	4,698,002.411	13,454,513.973	70,307,369.210
		High Yield Fund I	156,092,400.930	1,643,426.371	208,358.753	973,465.000
		Income Fund	126,343,565.496	5,261,664.998	5,945,370.837	21,976,166.775

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	77,333,197.182	2,712,130.907	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,283,717.270	4,021,373.421	2,104,655.140	4,988,692.656
		International Equity Index Fund	57,701,617.581	2,433,467.404	1,639,874.494	0.000
		International Fund I	99,978,182.665	6,530,191.961	4,240,598.136	3,333,988.000
		International Value Fund I	123,151,469.024	4,391,231.894	16,665,946.879	1,556,344.000
		LargeCap Blend Fund II	77,572,983.213	6,407,020.891	8,159,468.788	7,055,629.748
		LargeCap Growth Fund	189,790,521.760	16,710,418.876	12,667,255.820	14,563,094.222
		LargeCap Growth Fund I	317,508,001.909	26,871,913.185	20,006,266.754	3,584,825.000
		LargeCap Growth Fund II	120,264,803.204	9,322,015.824	10,898,753.395	39,767.000
		LargeCap S&P 500 Index Fund	202,413,153.282	16,177,277.285	12,963,170.508	5,209,035.469
		LargeCap Value Fund	134,549,867.314	5,734,908.536	4,922,338.044	4,931,899.028
		LargeCap Value Fund I	162,759,496.140	13,872,151.291	15,874,513.482	2,002.000
		LargeCap Value Fund III	100,080,697.683	7,614,033.830	4,433,746.196	32,524.835
		MidCap Blend Fund	72,211,716.915	3,953,288.921	3,237,474.633	15,534,304.213
		MidCap Growth Fund	11,557,526.154	693,939.545	192,474.794	152,566.000
		MidCap Growth Fund III	112,697,138.670	7,834,458.533	9,384,108.837	57,853.000
		MidCap S&P 400 Index Fund	18,886,004.032	1,906,864.066	1,465,035.603	2,077,681.450
		MidCap Value Fund I	85,722,225.692	14,599,276.714	5,045,803.524	3,360,557.003
		MidCap Value Fund III	5,898,813.091	400,975.992	534,550.232	26,584.686
		Money Market Fund	698,669,522.714	55,228,739.796	67,948,977.314	156,254,363.970
		Preferred Securities Fund	184,996,112.002	3,625,826.667	8,552,393.577	45,665,083.776
		Principal Capital Appreciation Fund	26,181,129.905	1,307,712.832	1,348,301.738	4,506,030.093
		Principal LifeTime 2010 Fund	112,409,768.842	4,635,644.808	12,300,138.869	383,634.000
		Principal LifeTime 2015 Fund	50,375,356.254	2,754,296.845	4,958,616.573	0.000
		Principal LifeTime 2020 Fund	350,639,552.601	18,230,606.537	28,700,726.766	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	319,242,347.231	18,609,346.835	29,198,358.834	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,315,201.200	8,686,953.079	14,970,230.675	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	80,824,448.131	3,219,149.539	9,163,197.412	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	52,294,261.829	1,398,987.834	3,778,217.901	289,270.528
		Real Estate Securities Fund	77,897,731.789	2,199,611.441	2,344,111.234	8,138,482.184
		SAM Balanced Portfolio	136,501,195.254	6,585,074.600	7,074,975.527	47,886,646.899
		SAM Conservative Balanced Portfolio	47,226,424.443	4,633,649.118	2,880,185.841	14,139,407.529
		SAM Conservative Growth Portfolio	90,007,490.291	3,063,707.346	5,504,007.252	23,883,095.595
		SAM Flexible Income Portfolio	51,716,990.041	4,759,392.855	5,602,615.327	12,688,351.343
		SAM Strategic Growth Portfolio	48,626,232.329	3,045,416.011	3,761,429.393	13,005,297.068
		Short-Term Income Fund	55,787,490.190	1,767,355.734	2,067,131.296	27,582,472.522
		SmallCap Blend Fund	9,529,470.547	847,602.095	719,930.227	430,917.766
		SmallCap Growth Fund	5,548,088.455	388,340.130	420,613.510	610,571.279
		SmallCap Growth Fund I	104,800,248.588	9,551,679.031	4,035,610.466	1,078,660.000
		SmallCap Growth Fund II	15,415,772.901	1,237,233.455	1,497,195.986	1,560.000
		SmallCap S&P 600 Index Fund	18,452,091.258	1,311,493.707	1,158,727.244	1,220,711.347
		SmallCap Value Fund	3,621,717.950	167,994.878	294,269.789	296,499.102
		SmallCap Value Fund II	93,770,526.149	5,956,800.789	6,946,690.499	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,218,451.878	498,274.465	1,412,001.623	3,203,011.509

3	f.	Approval of Amended Fundamental Restriction Relating to Diversification

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,503,080.336	5,686,359.229	7,004,367.582	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Core Plus Bond Fund I	261,767,904.561	14,431,023.398	3,753,301.306	4,662,139.874
		Diversified International Fund	255,405,304.442	8,963,592.247	8,122,349.338	6,773,239.097
		Diversified Real Asset Fund	68,197,811.354	285,861.935	893,804.299	10,302,986.664
		Equity Income Fund	140,558,909.032	6,944,456.580	8,009,168.083	19,549,155.492
		Global Diversified Income Fund	91,544,874.136	2,416,358.401	6,238,379.077	29,436,232.153
		Government & High Quality Bond Fund	107,652,522.252	4,635,365.207	4,965,520.471	18,822,989.918
		High Yield Fund	197,127,450.881	4,126,167.822	13,176,592.386	70,307,377.210
		High Yield Fund I	155,568,602.211	2,179,818.832	195,765.011	973,465.000
		Income Fund	125,604,704.242	5,853,459.304	6,092,437.785	21,976,166.775
		Inflation Protection Fund	78,715,570.979	1,328,986.103	4,616,376.128	2,376,670.482

			For	Against	Abstain	Broker Non-Vote
		International Emerging Markets Fund	46,931,095.398	3,337,283.010	2,141,368.423	4,988,691.656
		International Equity Index Fund	57,069,191.459	3,065,893.525	1,639,874.495	0.000
		International Fund I	101,612,782.261	4,895,589.976	4,240,599.525	3,333,989.000
		International Value Fund I	124,707,036.386	2,688,549.623	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	79,453,949.180	5,413,926.679	7,271,596.033	7,055,630.748
		LargeCap Growth Fund	191,551,127.252	15,124,056.845	12,493,012.359	14,563,094.222
		LargeCap Growth Fund I	320,576,615.505	23,334,236.687	20,475,330.656	3,584,824.000
		LargeCap Growth Fund II	122,203,007.041	9,671,997.500	8,610,567.882	39,767.000
		LargeCap S&P 500 Index Fund	206,459,459.407	12,948,897.479	12,145,244.189	5,209,035.469
		LargeCap Value Fund	134,212,748.173	6,002,270.926	4,992,094.795	4,931,899.028
		LargeCap Value Fund I	162,714,831.469	13,907,573.941	15,883,755.503	2,002.000
		LargeCap Value Fund III	103,267,218.334	4,234,938.908	4,626,320.467	32,524.835
		MidCap Blend Fund	73,122,164.986	3,098,907.841	3,181,414.642	15,534,297.213
		MidCap Growth Fund	11,823,181.059	388,429.216	232,330.218	152,566.000
		MidCap Growth Fund III	114,438,740.252	6,042,856.057	9,434,109.731	57,853.000
		MidCap S&P 400 Index Fund	19,249,889.352	1,573,174.825	1,434,839.524	2,077,681.450
		MidCap Value Fund I	88,481,608.210	12,242,774.825	4,642,922.895	3,360,557.003
		MidCap Value Fund III	6,020,291.795	248,494.602	565,552.918	26,584.686
		Money Market Fund	697,517,671.335	58,110,859.738	66,218,709.751	156,254,362.970
		Preferred Securities Fund	185,636,574.606	2,984,300.776	8,553,463.864	45,665,076.776
		Principal Capital Appreciation Fund	26,454,062.132	1,012,214.104	1,370,869.239	4,506,029.093
		Principal LifeTime 2010 Fund	113,784,298.427	2,604,806.941	12,956,447.151	383,634.000
		Principal LifeTime 2015 Fund	49,258,129.517	3,275,474.068	5,554,666.087	0.000
		Principal LifeTime 2020 Fund	354,991,727.821	12,399,317.791	30,179,841.292	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	327,376,612.042	14,291,038.544	25,382,402.314	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,793,855.962	4,538,024.229	15,640,504.763	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	83,619,452.968	1,734,137.770	7,853,204.344	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,338,656.166	1,679,241.623	2,453,569.775	289,270.528
		SAM Balanced Portfolio	137,988,305.237	5,307,114.880	6,865,823.264	47,886,648.899
		SAM Conservative Balanced Portfolio	48,813,062.218	3,157,734.466	2,769,463.718	14,139,406.529
		SAM Conservative Growth Portfolio	90,541,931.502	2,490,300.479	5,542,975.908	23,883,092.595
		SAM Flexible Income Portfolio	53,759,105.845	2,918,411.789	5,401,483.589	12,688,348.343
		SAM Strategic Growth Portfolio	48,907,246.154	2,395,401.958	4,130,432.621	13,005,294.068
		Short-Term Income Fund	56,025,942.081	1,563,193.586	2,032,839.553	27,582,474.522
		SmallCap Blend Fund	9,652,100.752	794,707.905	650,194.212	430,917.766
		SmallCap Growth Fund	5,669,585.341	279,256.402	408,200.352	610,571.279
		SmallCap Growth Fund I	105,737,898.124	9,169,577.442	3,480,062.519	1,078,660.000
		SmallCap Growth Fund II	15,428,965.625	1,184,848.081	1,536,388.636	1,560.000
		SmallCap S&P 600 Index Fund	18,931,488.588	904,364.973	1,086,458.648	1,220,711.347
		SmallCap Value Fund	3,640,704.170	153,356.734	289,922.713	296,498.102
		SmallCap Value Fund II	93,990,758.766	5,683,272.026	6,999,986.645	863,230.000
		Small-MidCap Dividend Income Fund	23,244,037.314	0.000	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,320,987.033	409,479.484	1,398,260.449	3,203,012.509

3	g.	Approval of Amended Fundamental Restriction Relating to Concentration

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,689,756.785	6,034,807.033	7,469,243.329	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		California Municipal Fund	8,882,249.171	494,225.126	1,388,675.110	1,758,278.596
		Core Plus Bond Fund I	258,717,336.672	18,017,131.894	3,217,760.699	4,662,139.874
		Diversified International Fund	253,639,898.310	10,446,540.208	8,404,807.509	6,773,239.097
		Equity Income Fund	140,105,814.283	7,294,044.183	8,112,678.229	19,549,152.492
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Government & High Quality Bond Fund	107,115,752.006	4,749,667.949	5,387,988.975	18,822,988.918
		High Yield Fund	195,111,264.131	5,883,538.307	13,435,422.651	70,307,363.210
		High Yield Fund I	155,598,366.109	2,124,580.708	221,239.237	973,465.000
		Income Fund	124,934,751.088	6,513,457.494	6,102,392.749	21,976,166.775
		Inflation Protection Fund	78,589,830.503	1,461,597.665	4,609,505.042	2,376,670.482
		International Emerging Markets Fund	47,765,564.086	2,519,554.733	2,124,628.012	4,988,691.656
		International Equity Index Fund	57,069,191.399	2,433,467.404	2,272,300.676	0.000

			For	Against	Abstain	Broker Non-Vote
		International Fund I	100,538,734.417	5,563,188.727	4,647,048.618	3,333,989.000
		International Value Fund I	124,260,754.921	2,886,512.972	17,061,379.904	1,556,344.000
		LargeCap Blend Fund II	76,844,808.306	7,625,047.633	7,669,615.953	7,055,630.748
		LargeCap Growth Fund	186,853,352.930	19,959,446.057	12,355,396.469	14,563,095.222
		LargeCap Growth Fund I	318,785,592.940	24,682,307.579	20,918,282.329	3,584,824.000
		LargeCap Growth Fund II	119,475,451.805	10,041,281.201	10,968,839.417	39,767.000
		LargeCap S&P 500 Index Fund	203,978,473.501	14,369,574.590	13,205,553.984	5,209,034.469
		LargeCap Value Fund	134,548,672.718	5,390,705.450	5,267,735.726	4,931,899.028
		LargeCap Value Fund I	162,759,337.870	13,826,548.072	15,920,274.971	2,002.000
		LargeCap Value Fund III	104,330,884.594	3,701,819.417	4,095,773.698	32,524.835
		MidCap Blend Fund	73,343,730.871	2,880,966.777	3,177,784.821	15,534,302.213
		MidCap Growth Fund	11,757,989.988	425,821.936	260,128.569	152,566.000
		MidCap Growth Fund III	114,363,360.013	5,471,886.426	10,080,459.601	57,853.000
		MidCap S&P 400 Index Fund	19,037,071.306	1,650,149.490	1,570,682.905	2,077,681.450
		MidCap Value Fund I	87,675,722.145	12,832,782.428	4,858,801.357	3,360,557.003
		MidCap Value Fund III	6,000,584.131	238,788.919	594,966.265	26,584.686
		Money Market Fund	699,215,851.531	44,933,278.155	77,698,111.138	156,254,362.970
		Principal Capital Appreciation Fund	26,432,316.752	1,037,404.168	1,367,424.555	4,506,029.093
		Principal LifeTime 2010 Fund	113,361,838.784	2,980,354.599	13,003,359.136	383,634.000
		Principal LifeTime 2015 Fund	49,948,865.696	3,019,824.809	5,119,579.167	0.000
		Principal LifeTime 2020 Fund	354,561,554.931	12,355,548.171	30,653,783.802	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,199,003.707	15,000,230.913	30,850,818.280	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	192,843,636.455	4,023,333.223	17,105,415.276	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,844,581.802	2,014,702.733	8,347,509.547	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,589,678.300	1,493,031.931	3,388,757.333	289,270.528
		SAM Balanced Portfolio	136,730,603.765	6,039,686.812	7,390,956.804	47,886,644.899
		SAM Conservative Balanced Portfolio	49,522,645.495	2,223,779.090	2,993,835.817	14,139,406.529
		SAM Conservative Growth Portfolio	90,506,721.679	2,804,484.498	5,264,001.712	23,883,092.595
		SAM Flexible Income Portfolio	53,450,903.355	3,041,030.921	5,587,065.947	12,688,349.343
		SAM Strategic Growth Portfolio	49,085,727.238	2,180,993.645	4,166,356.850	13,005,297.068
		Short-Term Income Fund	55,923,755.303	1,610,463.200	2,087,757.717	27,582,473.522
		SmallCap Blend Fund	9,640,918.563	807,885.521	648,198.785	430,917.766
		SmallCap Growth Fund	5,605,374.743	330,832.936	420,834.416	610,571.279
		SmallCap Growth Fund I	105,174,779.330	9,142,421.669	4,070,337.086	1,078,660.000
		SmallCap Growth Fund II	15,499,654.321	1,101,896.312	1,548,651.709	1,560.000
		SmallCap S&P 600 Index Fund	18,588,061.647	1,088,344.084	1,245,906.478	1,220,711.347
		SmallCap Value Fund	3,635,844.620	163,015.032	285,122.965	296,499.102
		SmallCap Value Fund II	94,095,210.541	5,590,272.600	6,988,534.296	863,230.000
		Small-MidCap Dividend Income Fund	23,185,656.203	58,381.111	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,250,415.664	447,984.395	1,430,326.907	3,203,012.509

3	h.	Approval of Amended Fundamental Restriction Relating to Underwriting

			For	Against	Abstain	Broker Non-Vote
		Principal LifeTime 2010 Fund	114,140,626.500	2,616,585.644	12,588,340.375	383,634.000
		Principal LifeTime 2015 Fund	49,089,590.796	3,245,917.749	5,752,761.127	0.000
		Principal LifeTime 2020 Fund	351,042,712.802	15,106,014.563	31,422,159.539	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	323,904,466.250	15,571,028.829	27,574,557.821	774,565.000
		Principal LifeTime 2035 Fund	40,972,734.220	169,916.832	485,008.255	0.000
		Principal LifeTime 2040 Fund	189,912,248.503	8,131,520.457	15,928,615.994	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,544,688.610	1,967,474.945	8,694,631.527	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,456,696.562	1,300,344.217	3,714,426.785	289,270.528
		SAM Balanced Portfolio	137,458,438.821	5,880,874.783	6,821,931.777	47,886,646.899
		SAM Conservative Balanced Portfolio	49,203,623.275	2,369,414.888	3,167,222.239	14,139,406.529
		SAM Conservative Growth Portfolio	90,638,671.091	2,666,431.330	5,270,106.468	23,883,091.595
		SAM Flexible Income Portfolio	52,668,033.111	4,026,315.921	5,384,651.191	12,688,349.343
		SAM Strategic Growth Portfolio	48,540,199.544	2,841,960.974	4,050,919.215	13,005,295.068

3	i.	Approval of Elimination of Fundamental Restriction Relating to Short Sales

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	145,709,353.948	8,097,641.192	7,386,810.007	1,446,625.233
		Bond Market Index Fund	87,453,449.505	10,841,014.804	7,297,167.037	12,868.764
		California Municipal Fund	8,858,251.527	566,323.770	1,340,573.110	1,758,279.596
		Diversified International Fund	251,937,942.341	11,968,661.429	8,584,643.257	6,773,238.097
		Diversified Real Asset Fund	68,014,268.309	411,412.705	951,795.574	10,302,987.664
		Equity Income Fund	136,464,298.750	10,069,324.660	8,978,908.287	19,549,157.492
		Global Diversified Income Fund	90,650,695.936	3,175,621.339	6,373,282.339	29,436,244.153
		Global Real Estate Securities Fund	29,727,632.673	3,870,365.287	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	104,317,738.793	8,310,235.688	4,625,432.449	18,822,990.918
		High Yield Fund	193,706,266.092	7,265,701.498	13,458,247.499	70,307,373.210
		High Yield Fund I	155,429,967.608	2,306,960.785	207,257.661	973,465.000
		Income Fund	124,829,004.281	6,779,066.979	5,942,529.071	21,976,167.775
		Inflation Protection Fund	76,666,288.368	2,774,669.130	5,219,975.712	2,376,670.482
		International Emerging Markets Fund	45,446,393.767	4,431,468.510	2,531,882.554	4,988,693.656
		International Equity Index Fund	54,826,149.560	4,212,438.291	2,736,371.628	0.000
		International Value Fund I	122,711,111.649	4,920,944.296	16,576,591.852	1,556,344.000
		LargeCap Blend Fund II	75,559,552.754	8,885,449.775	7,694,469.363	7,055,630.748
		LargeCap Growth Fund	185,915,064.812	20,494,459.580	12,758,670.064	14,563,096.222
		LargeCap Growth Fund I	307,735,176.450	35,949,887.093	20,701,118.305	3,584,825.000
		LargeCap Growth Fund II	120,277,903.631	11,436,968.872	8,770,699.920	39,767.000
		LargeCap S&P 500 Index Fund	198,488,470.210	19,916,640.517	13,148,489.348	5,209,036.469
		LargeCap Value Fund	132,282,099.354	5,272,143.751	7,652,870.789	4,931,899.028
		LargeCap Value Fund I	162,459,041.200	13,810,839.918	16,236,279.795	2,002.000
		LargeCap Value Fund III	99,571,908.097	8,597,871.261	3,958,698.351	32,524.835
		MidCap Blend Fund	70,709,143.192	4,645,545.992	4,047,793.285	15,534,302.213
		MidCap Growth Fund	11,498,412.666	691,152.007	254,375.820	152,566.000
		MidCap Growth Fund III	109,650,292.585	11,190,382.514	9,075,030.941	57,853.000
		MidCap S&P 400 Index Fund	18,415,457.778	2,415,404.184	1,427,041.739	2,077,681.450
		MidCap Value Fund I	81,206,327.119	19,952,354.804	4,208,623.007	3,360,558.003
		MidCap Value Fund III	5,744,888.227	599,945.566	489,505.522	26,584.686
		Money Market Fund	669,844,130.507	86,585,197.457	65,417,911.860	156,254,363.970
		Preferred Securities Fund	183,657,009.795	4,760,101.177	8,757,223.274	45,665,081.776
		Principal Capital Appreciation Fund	26,026,035.212	1,510,771.892	1,300,337.371	4,506,030.093
		Principal LifeTime 2010 Fund	110,989,364.553	5,594,971.562	12,761,216.404	383,634.000
		Principal LifeTime 2015 Fund	48,786,726.277	4,233,178.351	5,068,365.044	0.000
		Principal LifeTime 2020 Fund	344,628,990.556	23,674,726.764	29,267,169.584	919,381.799
		Principal LifeTime 2025 Fund	55,994,577.537	5,354,167.321	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	314,476,862.502	24,371,866.757	28,201,323.641	774,565.000
		Principal LifeTime 2035 Fund	33,323,501.632	7,819,149.420	485,008.255	0.000
		Principal LifeTime 2040 Fund	183,906,826.331	11,951,863.529	18,113,695.094	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	79,732,811.441	5,595,304.911	7,878,677.730	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,346,277.707	1,726,586.910	3,398,602.947	289,270.528
		Real Estate Securities Fund	76,427,878.453	3,682,553.290	2,331,021.721	8,138,483.184
		SAM Balanced Portfolio	136,042,050.504	7,140,938.473	6,978,251.404	47,886,651.899
		SAM Conservative Balanced Portfolio	48,894,240.100	2,788,510.282	3,057,509.020	14,139,407.529
		SAM Conservative Growth Portfolio	88,801,149.502	4,295,139.327	5,478,920.060	23,883,091.595
		SAM Flexible Income Portfolio	52,933,048.521	3,587,981.500	5,557,969.202	12,688,350.343
		SAM Strategic Growth Portfolio	48,114,938.425	3,348,719.660	3,969,419.648	13,005,297.068
		Short-Term Income Fund	55,435,789.462	2,074,634.928	2,111,552.830	27,582,472.522
		SmallCap Blend Fund	9,608,809.041	770,653.985	717,539.843	430,917.766
		SmallCap Growth Fund	5,536,690.425	382,746.232	437,605.438	610,571.279
		SmallCap Growth Fund I	104,262,395.415	10,539,007.113	3,586,135.557	1,078,660.000
		SmallCap Growth Fund II	14,533,839.878	1,824,800.038	1,791,562.426	1,560.000
		SmallCap S&P 600 Index Fund	18,104,663.743	1,680,553.398	1,137,096.068	1,220,710.347
		SmallCap Value Fund	3,547,537.690	228,181.823	308,262.104	296,500.102
		SmallCap Value Fund II	92,035,596.403	6,881,615.135	7,756,805.899	863,230.000
		Small-MidCap Dividend Income Fund	23,053,974.365	140,042.985	523,657.459	831,560.988
		Tax-Exempt Bond Fund	15,037,250.258	614,759.788	1,476,716.920	3,203,012.509

4.	Approval of Reclassification of the Global Real Estate Securities Fund from a “Diversified” to a “Non-Diversified” Fund

	For	Against	Abstain	Broker Non-Vote
Global Real Estate Securities Fund	29,729,587.765	3,864,903.256	1,093,314.180	4,477,131.210

5.	Approval of New Sub-Advisory Agreement with Principal Global Investors, LLC as Sub-Advisor to the High Yield Fund

	For	Against	Abstain	Broker Non-Vote
High Yield Fund	197,209,963.203	3,903,200.544	13,317,065.342	70,307,359.210

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’ll GIVE YOU AN EDGE®
principalfunds.com

GLOBAL ASSET MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV381-06 | 06/2012 | #t120517021y
©2012 Principal Financial Services, Inc.

CLASS A, B, & C SHARES

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report

for Asset Allocation Investments

April 30, 2012

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation

Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION

This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.
We may share personal information about you or about
This Notice applies to:	former customers, plan participants or beneficiaries within
x	people who own or apply for our products or services	the Principal Financial Group for several reasons, including:
for personal use.	x	to assist us in providing service;
x	employee benefit plan participants and beneficiaries.	x	to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x	with your consent, at your request or as allowed
people. The Notice does not apply to an employer plan	by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU	With Others
We follow strict standards to safeguard personal information.	In the course of doing business we may share data with
These standards include limiting access to data and regularly	others. This could include personal information about you or
testing our security technology.	about former customers, plan participants or beneficiaries.
Personal information may be shared with others for the
HOW WE COLLECT INFORMATION	following reasons:
We collect data about you as we do business with you.	x	in response to a subpoena,
Some of the sources of this data are as follows:	x	to prevent fraud,
x Information we obtain when you apply or enroll for	x	to comply with inquiries from government agencies
products or services. You may provide facts such as	or other regulators, or
your name; address; Social Security number; financial
status; and, when applicable, health history.	x	for other legal purposes.

x Information we obtain from others. This may include	We also may share personal information:
claim reports, medical records, when applicable, credit
reports, property values and similar data.	x	with others that service your accounts, or that
x Information we obtain through our transactions and	perform services on our behalf;
experience with you. This includes your claims history,	x	with others with whom we may have joint marketing
payment and investment records, and account values	agreements. These include financial services
and balances.	companies (such as other insurance companies,
x Information we obtain through the Internet. This	banks or mutual fund companies); and
includes data from online forms you complete. It also	x	with other companies with your consent, at your
includes data we collect when you visit our websites.	request or as allowed by law.

MM 2458-10

02/2012

F445PS-12

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies of the	You may write to us if you have questions about our Privacy
Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you receive
any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker,registered representative,consultant or
Several companies within the Principal Financial Group are	advisor may have a different privacy policy.
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings,	1-800-986-3343
investment, and insurance products.

MM 2458-10

02/2012

F456PS-12

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle personal	We may share personal information about you or about former
information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California who:	within the Principal Financial Group or with others for several reasons, including:
x own or apply for our products or services for personal
use.	x to assist us in servicing your account;
x are employee benefit plan participants and beneficiaries.	x to protect against potential identity theft or
unauthorized transactions;
Please note that in this Notice, “you” refers to only these
people. The Notice does not apply to an employer plan sponsor	x to comply with inquiries from government agencies or other
or group policyholder.	regulators, or for other legal purposes;
x with your consent, at your request or as allowed by law.
WE PROTECT INFORMATION WE COLLECT ABOUT YOU
We follow strict standards to protect personal information.	MEDICAL INFORMATION
These standards include limiting access to data and regularly	We do not share medical information among companies of the
testing our security technology.	Principal Financial Group or with others except:
HOW WE COLLECT INFORMATION	x when needed to service your policies, accounts, claims
We collect data about you as we do business with you. Some of	or contracts;
the sources of this data are as follows:	x when laws protecting your privacy permit it; or
x Information we obtain when you apply or enroll for	x when you consent.
products or services. You may provide facts such as your
name; address; Social Security number; financial status;	ACCURACY OF INFORMATION
and, when applicable, health history.	We strive for accurate records. Please tell us if you receive any
x Information we obtain from others. This may include	incorrect materials from us. We will make the appropriate
claim reports, medical records, credit reports and similar	changes.
data.
x Information we obtain through our transactions and	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
experience with you. This includes your claims history,	GROUP
payment and investment records, and account values.	Several companies within the Principal Financial Group are
x Information we obtain through the Internet. This	listed at the top of this Notice. The companies of the Principal
includes data from online forms you complete. It also	Financial Group are leading providers of retirement savings,
includes data we receive when you visit our website.	investment, and insurance products.

BB 9338-9

02/2012

F445CA-9

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker,registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-9

02/2012

F456CA-9

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedules of Investments	29
Financial Highlights (Includes performance information)	52
Shareholder Expense Example	62
Supplemental Information	64

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Dear Shareholder,

Economic sluggishness that global economies were experiencing in August and September 2011 had eased by October. Equity markets rallied as moderately positive economic results and optimism over constructive resolutions in Europe lessened investor worries. The rally continued into March 2012, buoyed by positive factors such as signs of stabilization in European economies and improving economic data in both China and the U.S.1 In April, however, the rally waned and equity markets became more volatile, driven in large part by worsening debt problems in Europe, slowed growth in China and strained economic momentum in the U.S.2 In terms of your portfolio, we encourage you to maintain a diversified investment program — especially in light of the heightened volatility. To potentially reduce your risk of loss (or of missed opportunity) due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is spread across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.3

Investments to help you reach for your goals

We offer mutual funds covering a wide range of asset classes and levels of risk to help you save for the future — whether you are investing for goals that are years down the road (such as retirement) or closer at hand (such as purchasing a home). You can select a mix of our individual funds, or you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. Our history shows our commitment to asset allocation investing, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4 We also offer mutual funds designed to potentially provide income you can use today. This may be especially important to individuals nearing or already in retirement. These funds are structured specifically to help investors seek income, even in today’s low-interest-rate environment. For more information, ask your financial professional about our income-focused funds.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO
Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

[1]	On the Other Hand: Economic Insights, February 2012, by Bob Baur, Robin Anderson and the PGI Economic Committee
[2]	On the Other Hand: Economic Insights, April 2012, by Bob Baur and the PGI Economic Committee
[3]	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

[4]	Source: FRC Quarterly LifeCycle Report, March 31, 2012

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund		2020 Fund		2030 Fund
Investment in affiliated securities--at cost	$1,649,915		$5,177,027		$4,788,731
Assets
Investment in affiliated securities--at value	$1,728,959		$5,480,372		$5,068,540
Receivables:
Dividends and interest	1,195		2,316		1,294
Expense reimbursement from Manager	3		7		9
Expense reimbursement from Distributor	35		103		104
Fund shares sold	346		1,862		1,404
Prepaid expenses	4		28		37
Total Assets	1,730,542		5,484,688		5,071,388
Liabilities
Accrued management and investment advisory fees	43		134		123
Accrued administrative service fees	17		51		47
Accrued distribution fees	121		365		354
Accrued service fees	66		204		185
Accrued transfer agent fees	40		113		126
Accrued directors' expenses	4		6		6
Payables:
Fund shares redeemed	2,302		4,407		7,620
Total Liabilities	2,593		5,280		8,461
Net Assets Applicable to Outstanding Shares	$1,727,949		$5,479,408		$5,062,927
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,802,154		$5,354,087		$4,868,512
Accumulated undistributed (overdistributed) net investment income (loss)	4,008		6,800		2,400
Accumulated undistributed (overdistributed) net realized gain (loss)	(157,257)		(184,824)		(87,794)
Net unrealized appreciation (depreciation) of investments	79,044		303,345		279,809
Total Net Assets	$1,727,949		$5,479,408		$5,062,927
Capital Stock (par value: $.01 a share):
Shares authorized	585,000		785,000		885,000
Net Asset Value Per Share:
Class A: Net Assets	$36,991		$93,864		$79,118
Shares Issued and Outstanding	3,111		7,554		6,449
Net Asset Value per share	$11.89		$12.43		$12.27
Maximum Offering Price	$12.58		$13.15		$12.98
Class B: Net Assets	N/A		$7,037		$6,563
Shares Issued and Outstanding			564		531
Net Asset Value per share			$12.48	(a)	$12.36	(a)
Class J: Net Assets	$212,007		$632,267		$639,768
Shares Issued and Outstanding	17,986		51,353		52,401
Net Asset Value per share	$11.79	(a)	$12.31	(a)	$12.21	(a)
Institutional: Net Assets	$1,158,785		$3,747,722		$3,436,859
Shares Issued and Outstanding	98,002		303,280		281,053
Net Asset Value per share	$11.82		$12.36		$12.23
R-1: Net Assets	$22,126		$63,090		$55,037
Shares Issued and Outstanding	1,883		5,136		4,529
Net Asset Value per share	$11.75		$12.28		$12.15
R-2: Net Assets	$29,138		$81,330		$82,203
Shares Issued and Outstanding	2,482		6,634		6,758
Net Asset Value per share	$11.74		$12.26		$12.16
R-3: Net Assets	$78,285		$250,929		$221,770
Shares Issued and Outstanding	6,673		20,452		18,185
Net Asset Value per share	$11.73		$12.27		$12.19
R-4: Net Assets	$78,786		$243,358		$218,356
Shares Issued and Outstanding	6,708		19,817		17,477
Net Asset Value per share	$11.75		$12.28		$12.49
R-5: Net Assets	$111,831		$359,811		$323,253
Shares Issued and Outstanding	9,496		29,222		26,447
Net Asset Value per share	$11.78		$12.31		$12.22

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

					Principal LifeTime
	Principal LifeTime		Principal LifeTime		Strategic Income
Amounts in thousands, except per share amounts	2040 Fund		2050 Fund		Fund
Investment in affiliated securities--at cost	$2,845,048		$1,215,133		$706,885
Assets
Investment in affiliated securities--at value	$3,076,611		$1,318,645		$741,367
Receivables:
Dividends and interest	590		181		694
Expense reimbursement from Manager	8		8		4
Expense reimbursement from Distributor	54		13		11
Fund shares sold	1,210		973		326
Prepaid expenses	22		12		7
Total Assets	3,078,495		1,319,832		742,409
Liabilities
Accrued management and investment advisory fees	75		32		19
Accrued administrative service fees	29		13		8
Accrued distribution fees	197		62		46
Accrued service fees	111		47		26
Accrued transfer agent fees	107		46		26
Accrued directors' expenses	4		3		2
Payables:
Fund shares redeemed	7,133		1,340		2,486
Total Liabilities	7,656		1,543		2,613
Net Assets Applicable to Outstanding Shares	$3,070,839		$1,318,289		$739,796
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,891,892		$1,232,499		$755,137
Accumulated undistributed (overdistributed) net investment income (loss)	580		37		2,454
Accumulated undistributed (overdistributed) net realized gain (loss)	(53,196)		(17,759)		(52,277)
Net unrealized appreciation (depreciation) of investments	231,563		103,512		34,482
Total Net Assets	$3,070,839		$1,318,289		$739,796
Capital Stock (par value: $.01 a share):
Shares authorized	600,000		500,000		500,000
Net Asset Value Per Share:
Class A: Net Assets	$51,346		$30,647		$27,278
Shares Issued and Outstanding	4,186		2,562		2,422
Net Asset Value per share	$12.27		$11.96		$11.26
Maximum Offering Price	$12.98		$12.66		$11.70
Class B: Net Assets	$4,777		$1,480		$538
Shares Issued and Outstanding	391		124		48
Net Asset Value per share	$12.23	(a)	$11.91	(a)	$11.20	(a)
Class J: Net Assets	$334,489		$80,686		$66,676
Shares Issued and Outstanding	27,095		6,909		5,985
Net Asset Value per share	$12.35	(a)	$11.68	(a)	$11.14	(a)
Institutional: Net Assets	$2,143,155		$974,613		$521,028
Shares Issued and Outstanding	172,670		81,890		46,551
Net Asset Value per share	$12.41		$11.90		$11.19
R-1: Net Assets	$38,777		$17,591		$11,225
Shares Issued and Outstanding	3,150		1,490		1,006
Net Asset Value per share	$12.31		$11.81		$11.16
R-2: Net Assets	$49,054		$22,265		$11,975
Shares Issued and Outstanding	3,982		1,884		1,073
Net Asset Value per share	$12.32		$11.82		$11.16
R-3: Net Assets	$133,724		$54,875		$35,431
Shares Issued and Outstanding	10,866		4,642		3,193
Net Asset Value per share	$12.31		$11.82		$11.10
R-4: Net Assets	$123,076		$53,770		$27,216
Shares Issued and Outstanding	9,995		4,537		2,449
Net Asset Value per share	$12.31		$11.85		$11.11
R-5: Net Assets	$192,441		$82,362		$38,429
Shares Issued and Outstanding	15,552		6,935		3,437
Net Asset Value per share	$12.37		$11.88		$11.18

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated securities--at cost	$3,005,258		$928,792		$2,033,794
Assets
Investment in affiliated securities--at value	$3,510,227		$1,038,321		$2,391,256
Receivables:
Dividends and interest	4,338		1,996		1,175
Expense reimbursement from Distributor	100		48		46
Fund shares sold	2,095		857		1,315
Prepaid expenses	53		25		9
Total Assets	3,516,813		1,041,247		2,393,801
Liabilities
Accrued management and investment advisory fees	942		278		643
Accrued administrative service fees	6		3		3
Accrued distribution fees	1,228		365		879
Accrued service fees	26		9		16
Accrued transfer agent fees	906		182		766
Accrued directors' expenses	5		1		5
Payables:
Fund shares redeemed	4,100		819		3,896
Total Liabilities	7,213		1,657		6,208
Net Assets Applicable to Outstanding Shares	$3,509,600		$1,039,590		$2,387,593
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,185,264		$938,271		$2,182,253
Accumulated undistributed (overdistributed) net investment income (loss)	1,883		1,401		4,389
Accumulated undistributed (overdistributed) net realized gain (loss)	(182,516)		(9,611)		(156,511)
Net unrealized appreciation (depreciation) of investments	504,969		109,529		357,462
Total Net Assets	$3,509,600		$1,039,590		$2,387,593
Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000		855,000		1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$1,675,179		$368,664		$1,197,951
Shares Issued and Outstanding	123,905		33,413		82,436
Net Asset Value per share	$13.52		$11.03		$14.53
Maximum Offering Price	$14.31		$11.67		$15.38
Class B: Net Assets	$222,780		$40,632		$171,101
Shares Issued and Outstanding	16,505		3,684		12,184
Net Asset Value per share	$13.50	(a)	$11.03	(a)	$14.04	(a)
Class C: Net Assets	$564,732		$175,102		$463,564
Shares Issued and Outstanding	42,208		15,996		33,557
Net Asset Value per share	$13.38	(a)	$10.95	(a)	$13.81	(a)
Class J: Net Assets	$620,070		$296,376		$287,534
Shares Issued and Outstanding	47,010		27,128		20,294
Net Asset Value per share	$13.19	(a)	$10.93	(a)	$14.17	(a)
Institutional: Net Assets	$297,571		$111,846		$187,586
Shares Issued and Outstanding	22,271		10,211		13,123
Net Asset Value per share	$13.36		$10.95		$14.29
R-1: Net Assets	$5,610		$3,659		$3,608
Shares Issued and Outstanding	421		335		255
Net Asset Value per share	$13.33		$10.92		$14.14
R-2: Net Assets	$9,025		$2,472		$6,811
Shares Issued and Outstanding	678		225		482
Net Asset Value per share	$13.31		$10.97		$14.13
R-3: Net Assets	$30,677		$17,499		$14,790
Shares Issued and Outstanding	2,301		1,600		1,044
Net Asset Value per share	$13.33		$10.94		$14.17
R-4: Net Assets	$30,031		$9,339		$16,442
Shares Issued and Outstanding	2,250		853		1,153
Net Asset Value per share	$13.35		$10.95		$14.26
R-5: Net Assets	$53,925		$14,001		$38,206
Shares Issued and Outstanding	4,039		1,279		2,685
Net Asset Value per share	$13.35		$10.95		$14.23

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio
Investment in affiliated securities--at cost	$1,165,373		$1,268,011
Assets
Investment in affiliated securities--at value	$1,282,671		$1,518,136
Receivables:
Dividends and interest	3,172		27
Expense reimbursement from Distributor	56		29
Fund shares sold	4,292		1,786
Prepaid expenses	47		36
Total Assets	1,290,238		1,520,014
Liabilities
Accrued management and investment advisory fees	343		407
Accrued administrative service fees	1		2
Accrued distribution fees	454		571
Accrued service fees	6		8
Accrued transfer agent fees	259		629
Accrued directors' expenses	–		4
Payables:
Dividends payable	2,609		–
Fund shares redeemed	2,046		1,439
Total Liabilities	5,718		3,060
Net Assets Applicable to Outstanding Shares	$1,284,520		$1,516,954
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,178,292		$1,408,227
Accumulated undistributed (overdistributed) net investment income (loss)	95		8,961
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,165)		(150,359)
Net unrealized appreciation (depreciation) of investments	117,298		250,125
Total Net Assets	$1,284,520		$1,516,954
Capital Stock (par value: $.01 a share):
Shares authorized	955,000		1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$573,527		$788,542
Shares Issued and Outstanding	48,784		49,171
Net Asset Value per share	$11.76		$16.04
Maximum Offering Price	$12.22		$16.97
Class B: Net Assets	$47,620		$126,049
Shares Issued and Outstanding	4,048		8,374
Net Asset Value per share	$11.76	(a)	$15.05	(a)
Class C: Net Assets	$208,821		$287,897
Shares Issued and Outstanding	17,899		19,120
Net Asset Value per share	$11.67	(a)	$15.06	(a)
Class J: Net Assets	$351,955		$180,661
Shares Issued and Outstanding	30,133		11,537
Net Asset Value per share	$11.68	(a)	$15.66	(a)
Institutional: Net Assets	$74,935		$93,364
Shares Issued and Outstanding	6,391		5,922
Net Asset Value per share	$11.73		$15.77
R-1: Net Assets	$787		$3,032
Shares Issued and Outstanding	67		194
Net Asset Value per share	$11.69		$15.60
R-2: Net Assets	$1,654		$3,258
Shares Issued and Outstanding	141		209
Net Asset Value per share	$11.71		$15.62
R-3: Net Assets	$7,719		$11,625
Shares Issued and Outstanding	659		743
Net Asset Value per share	$11.71		$15.65
R-4: Net Assets	$6,587		$6,871
Shares Issued and Outstanding	562		437
Net Asset Value per share	$11.71		$15.71
R-5: Net Assets	$10,915		$15,655
Shares Issued and Outstanding	932		998
Net Asset Value per share	$11.71		$15.68

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$28,594	$94,854	$90,549
Total Income	28,594	94,854	90,549
Expenses:
Management and investment advisory fees	248	764	703
Distribution fees - Class A	44	110	91
Distribution fees - Class B	N/A	37	34
Distribution fees - Class J	459	1,338	1,331
Distribution fees - R-1	37	104	91
Distribution fees - R-2	43	117	119
Distribution fees - R-3	98	298	267
Distribution fees - R-4	39	117	103
Administrative service fees - R-1	30	84	73
Administrative service fees - R-2	29	78	79
Administrative service fees - R-3	27	83	75
Administrative service fees - R-4	12	35	31
Administrative service fees - R-5	5	17	15
Registration fees - Class A	7	8	8
Registration fees - Class B	N/A	7	8
Registration fees - Class J	8	16	18
Registration fees - Institutional	4	14	15
Service fees - R-1	26	75	65
Service fees - R-2	36	97	99
Service fees - R-3	98	298	267
Service fees - R-4	97	291	258
Service fees - R-5	138	423	384
Shareholder meeting expense - Class A	1	2	3
Shareholder meeting expense - Class J	3	10	13
Shareholder meeting expense - Institutional	–	1	1
Shareholder reports - Class A	1	2	2
Shareholder reports - Class B	N/A	–	1
Shareholder reports - Class J	5	18	24
Transfer agent fees - Class A	31	72	72
Transfer agent fees - Class B	N/A	8	9
Transfer agent fees - Class J	51	178	244
Transfer agent fees - Institutional	4	10	3
Directors' expenses	27	77	70
Professional fees	7	9	8
Other expenses	13	39	35
Total Gross Expenses	1,628	4,837	4,619
Less: Reimbursement from Manager - Class A	16	28	39
Less: Reimbursement from Manager - Class B	N/A	12	13
Less: Reimbursement from Distributor - Class J	187	547	545
Total Net Expenses	1,425	4,250	4,022
Net Investment Income (Loss)	27,169	90,604	86,527

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	13,101	18,839	55,222
Capital gain distribution received from affiliated securities	7,803	34,745	34,946
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	59,741	276,501	233,992
Net Realized and Unrealized Gain (Loss) on Investments	80,645	330,085	324,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$107,814	$420,689	$410,687

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Fund	2050 Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$50,751	$20,247	$12,060
Total Income	50,751	20,247	12,060
Expenses:
Management and investment advisory fees	422	178	106
Distribution fees - Class A	58	35	33
Distribution fees - Class B	25	8	3
Distribution fees - Class J	683	162	146
Distribution fees - R-1	62	28	20
Distribution fees - R-2	70	31	18
Distribution fees - R-3	159	63	42
Distribution fees - R-4	59	24	15
Administrative service fees - R-1	50	22	16
Administrative service fees - R-2	46	21	12
Administrative service fees - R-3	45	18	12
Administrative service fees - R-4	17	7	4
Administrative service fees - R-5	9	3	2
Registration fees - Class A	6	8	7
Registration fees - Class B	7	7	6
Registration fees - Class J	15	8	9
Registration fees - Institutional	13	10	8
Service fees - R-1	44	20	14
Service fees - R-2	58	26	15
Service fees - R-3	160	63	42
Service fees - R-4	146	61	38
Service fees - R-5	228	93	49
Shareholder meeting expense - Class A	2	2	–
Shareholder meeting expense - Class J	9	3	1
Shareholder meeting expense - Institutional	1	–	–
Shareholder reports - Class A	2	1	1
Shareholder reports - Class J	17	6	2
Transfer agent fees - Class A	55	43	24
Transfer agent fees - Class B	8	5	3
Transfer agent fees - Class J	206	84	33
Transfer agent fees - Institutional	1	1	1
Directors' expenses	43	19	12
Professional fees	7	6	7
Other expenses	21	9	5
Total Gross Expenses	2,754	1,075	706
Less: Reimbursement from Manager - Class A	36	36	16
Less: Reimbursement from Manager - Class B	12	11	9
Less: Reimbursement from Distributor - Class J	280	66	59
Total Net Expenses	2,426	962	622
Net Investment Income (Loss)	48,325	19,285	11,438

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(1,613)	86	3,738
Capital gain distribution received from affiliated securities	21,893	9,524	2,155
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	192,226	84,407	18,363
Net Realized and Unrealized Gain (Loss) on Investments	212,506	94,017	24,256
Net Increase (Decrease) in Net Assets Resulting from Operations	$260,831	$113,302	$35,694

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$54,734	$17,894	$32,262
Total Income	54,734	17,894	32,262
Expenses:
Management and investment advisory fees	5,560	1,620	3,805
Distribution fees - Class A	1,995	433	1,425
Distribution fees - Class B	1,270	230	966
Distribution fees - Class C	2,727	845	2,249
Distribution fees - Class J	1,259	594	577
Distribution fees - R-1	9	6	6
Distribution fees - R-2	11	4	9
Distribution fees - R-3	36	20	17
Distribution fees - R-4	12	4	7
Administrative service fees - R-1	7	5	5
Administrative service fees - R-2	8	3	6
Administrative service fees - R-3	10	5	5
Administrative service fees - R-4	4	1	2
Administrative service fees - R-5	2	1	1
Registration fees - Class A	14	14	10
Registration fees - Class B	–	5	2
Registration fees - Class C	7	9	5
Registration fees - Class J	27	19	17
Registration fees - Institutional	15	11	10
Service fees - R-1	7	4	4
Service fees - R-2	9	3	7
Service fees - R-3	35	20	17
Service fees - R-4	31	9	17
Service fees - R-5	57	16	41
Shareholder meeting expense - Class A	31	7	28
Shareholder meeting expense - Class B	9	2	8
Shareholder meeting expense - Class C	11	3	12
Shareholder meeting expense - Class J	8	3	4
Shareholder reports - Class A	69	11	51
Shareholder reports - Class B	24	3	15
Shareholder reports - Class C	18	5	20
Shareholder reports - Class J	21	8	10
Shareholder reports - Institutional	1	–	–
Transfer agent fees - Class A	856	165	690
Transfer agent fees - Class B	255	42	199
Transfer agent fees - Class C	250	74	262
Transfer agent fees - Class J	188	94	105
Transfer agent fees - Institutional	1	1	1
Directors' expenses	51	16	36
Professional fees	21	7	7
Other expenses	26	7	22
Total Gross Expenses	14,952	4,329	10,680
Less: Reimbursement from Distributor - Class J	516	244	237
Total Net Expenses	14,436	4,085	10,443
Net Investment Income (Loss)	40,298	13,809	21,819

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(141)	77	(221)
Capital gain distribution received from affiliated securities	22,233	4,886	19,588
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	196,570	43,322	163,980
Net Realized and Unrealized Gain (Loss) on Investments	218,662	48,285	183,347
Net Increase (Decrease) in Net Assets Resulting from Operations	$258,960	$62,094	$205,166

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2012 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$24,548	$17,299
Total Income	24,548	17,299
Expenses:
Management and investment advisory fees	1,983	2,405
Distribution fees - Class A	673	928
Distribution fees - Class B	284	698
Distribution fees - Class C	972	1,382
Distribution fees - Class J	693	366
Distribution fees - R-1	1	5
Distribution fees - R-2	2	4
Distribution fees - R-3	9	13
Distribution fees - R-4	3	3
Administrative service fees - R-1	1	4
Administrative service fees - R-2	1	3
Administrative service fees - R-3	3	3
Administrative service fees - R-4	1	1
Administrative service fees - R-5	–	1
Registration fees - Class A	18	9
Registration fees - Class B	4	4
Registration fees - Class C	11	6
Registration fees - Class J	22	12
Registration fees - Institutional	9	8
Service fees - R-1	1	4
Service fees - R-2	2	3
Service fees - R-3	8	13
Service fees - R-4	7	7
Service fees - R-5	9	17
Shareholder meeting expense - Class A	8	25
Shareholder meeting expense - Class B	2	7
Shareholder meeting expense - Class C	4	9
Shareholder meeting expense - Class J	3	3
Shareholder reports - Class A	14	42
Shareholder reports - Class B	3	13
Shareholder reports - Class C	5	15
Shareholder reports - Class J	7	8
Shareholder reports - Institutional	1	–
Transfer agent fees - Class A	233	574
Transfer agent fees - Class B	56	163
Transfer agent fees - Class C	83	202
Transfer agent fees - Class J	131	79
Transfer agent fees - Institutional	3	1
Directors' expenses	18	23
Professional fees	6	21
Other expenses	8	11
Total Gross Expenses	5,302	7,095
Less: Reimbursement from Distributor - Class J	284	150
Total Net Expenses	5,018	6,945
Net Investment Income (Loss)	19,530	10,354

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	225	(3,484)
Capital gain distribution received from affiliated securities	5,059	13,718
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	42,444	124,705
Net Realized and Unrealized Gain (Loss) on Investments	47,728	134,939
Net Increase (Decrease) in Net Assets Resulting from Operations	$67,258	$145,293

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2010 Fund

												Period Ended	Year Ended
												April 30, 2012	October 31, 2011
Operations
Net investment income (loss)												$27,169	$42,094
Net realized gain (loss) on investments												20,904	9,424
Change in unrealized appreciation/depreciation of investments												59,741	24,688
		Net Increase (Decrease) in Net Assets Resulting from Operations										107,814	76,206

Dividends and Distributions to Shareholders
From net investment income												(38,883)	(42,837)
						Total Dividends and Distributions						(38,883)	(42,837)

Capital Share Transactions
Net increase (decrease) in capital share transactions												21,876	(160,548)
				Total increase (decrease) in net assets								90,807	(127,179)

Net Assets
Beginning of period												1,637,142	1,764,321
End of period (including undistributed net investment income as set forth below)												$1,727,949	$1,637,142
Undistributed (overdistributed) net investment income (loss)												$4,008	$15,722

	Class A	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,139	$14,890	$74,038	$1,835		$2,221		$7,276		$11,211		$10,492
Reinvested	734	4,414	27,335	339		481		1,483		1,641		2,445
Redeemed	(3,369)	(18,444)	(62,492)	(2,143)		(5,155)		(15,023)		(14,369)		(21,103)
Net Increase (Decrease)	$504	$860	$38,881	$31		$(2,453)		$(6,264)		$(1,517)		$(8,166)
Shares:
Sold	272	1,298	6,416	161		193		635		984		919
Reinvested	66	402	2,483	31		44		136		150		223
Redeemed	(294)	(1,614)	(5,451)	(187)		(455)		(1,322)		(1,267)		(1,857)
Net Increase (Decrease)	44	86	3,448	5		(218)		(551)		(133)		(715)
Year Ended October 31, 2011
Dollars:
Sold	$4,314	$32,843	$74,831	$3,162		$5,444		$17,108		$18,551		$21,792
Reinvested	813	4,485	29,298	395		763		1,908		1,808		3,356
Redeemed	(9,127)	(45,226)	(181,993)	(7,015)		(19,493)		(35,682)		(25,216)		(57,667)
Net Increase (Decrease)	$(4,000)	$ (7,898)	$(77,864)	$(3,458)		$(13,286)		$(16,666)		$(4,857) $ (32,519)
Shares:
Sold	377	2,877	6,567	280		485		1,511		1,624		1,922
Reinvested	72	402	2,623	35		69		172		163		301
Redeemed	(794)	(3,981)	(15,975)	(622)		(1,725)		(3,206)		(2,209)		(5,108)
Net Increase (Decrease)	(345)	(702)	(6,785)	(307)		(1,171)		(1,523)		(422)		(2,885)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(739)	$ (4,418)	$ (27,337)	$ (339	) $	(481	) $	(1,483	) $	(1,641	) $	(2,445)
From net realized gain on
investments	–	–	–	–		–		–		–		–
Total Dividends and
Distributions	$(739)	$ (4,418)	$ (27,337)	$ (339	) $	(481	) $	(1,483	) $	(1,641	) $	(2,445)
Year Ended October 31, 2011
From net investment
income	$(819)	$ (4,490)	$ (29,298)	$ (395	) $	(763	) $	(1,908	) $	(1,808	) $	(3,356)
From net realized gain on
investments	–	–	–	–		–		–		–		–
Total Dividends and
Distributions	$(819)	$ (4,490)	$ (29,298)	$ (395	) $	(763	) $	(1,908	) $	(1,808	) $	(3,356)

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2020 Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	90,604	$101,937
Net realized gain (loss) on investments									53,584	21,559
Change in unrealized appreciation/depreciation of investments									276,501	48,890
		Net Increase (Decrease) in Net Assets Resulting from Operations							420,689	172,386

Dividends and Distributions to Shareholders
From net investment income									(108,020)	(103,087)
					Total Dividends and Distributions				(108,020)	(103,087)

Capital Share Transactions
Net increase (decrease) in capital share transactions									249,114	74,133
				Total increase (decrease) in net assets					561,783	143,432

Net Assets
Beginning of period									4,917,625	4,774,193
End of period (including undistributed net investment income as set forth below)									$5,479,408	$4,917,625
Undistributed (overdistributed) net investment income (loss)								$	6,800	$24,216

	Class A	Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$8,861	$51	$50,560	$231,151	$4,919	$5,834	$27,840	$21,474	$37,930
Reinvested	1,657	82	11,422	77,434	841	1,135	4,065	4,417	6,957
Redeemed	(7,591)	(1,249)	(45,337)	(81,838)	(4,794)	(11,069)	(24,241)	(24,996)	(46,401)
Net Increase (Decrease)	$2,927	$(1,116)	$16,645	$226,747	$966	$(4,100)	$ 7,664	$895	$(1,514)
Shares:
Sold	745	5	4,275	19,308	414	494	2,379	1,817	3,194
Reinvested	146	7	1,017	6,877	75	101	363	395	620
Redeemed	(635)	(104)	(3,843)	(6,973)	(407)	(959)	(2,045)	(2,117)	(4,008)
Net Increase (Decrease)	256	(92)	1,449	19,212	82	(364)	697	95	(194)
Year Ended October 31, 2011
Dollars:
Sold	$14,269	$257	$99,466	$309,509	$8,393	$10,911	$45,804	$45,357	$66,680
Reinvested	1,581	92	10,470	72,512	841	1,581	3,967	4,282	7,742
Redeemed	(14,431)	(1,403)	(92,501)	(263,788)	(10,765)	(42,038)	(58,368)	(40,777)	(105,510)
Net Increase (Decrease)	$1,419	$(1,054)	$17,435	$118,233	$(1,531)	$(29,546)	$ (8,597)	$ 8,862	$(31,088)
Shares:
Sold	1,201	22	8,427	26,060	715	933	3,880	3,805	5,672
Reinvested	135	8	900	6,219	72	137	342	369	666
Redeemed	(1,216)	(119)	(7,853)	(22,391)	(920)	(3,584)	(5,076)	(3,471)	(8,957)
Net Increase (Decrease)	120	(89)	1,474	9,888	(133)	(2,514)	(854)	703	(2,619)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,661)	$ (82)	$ (11,428)	$ (77,434)	$ (841)	$ (1,135)	$ (4,065)	$ (4,417)	$ (6,957)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,661)	$ (82)	$ (11,428)	$ (77,434)	$ (841)	$ (1,135)	$ (4,065)	$ (4,417)	$ (6,957)
Year Ended October 31, 2011
From net investment
income	$(1,590)	$ (93)	$ (10,479)	$ (72,512)	$ (841)	$ (1,581)	$ (3,967)	$ (4,282)	$ (7,742)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,590)	$ (93)	$ (10,479)	$ (72,512)	$ (841)	$ (1,581)	$ (3,967)	$ (4,282)	$ (7,742)

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2030 Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	86,527	$78,913
Net realized gain (loss) on investments									90,168	24,750
Change in unrealized appreciation/depreciation of investments									233,992	46,833
		Net Increase (Decrease) in Net Assets Resulting from Operations							410,687	150,496

Dividends and Distributions to Shareholders
From net investment income									(97,326)	(79,981)
					Total Dividends and Distributions				(97,326)	(79,981)

Capital Share Transactions
Net increase (decrease) in capital share transactions									262,944	121,264
				Total increase (decrease) in net assets					576,305	191,779

Net Assets
Beginning of period									4,486,622	4,294,843
End of period (including undistributed net investment income as set forth below)									$5,062,927	$4,486,622
Undistributed (overdistributed) net investment income (loss)								$	2,400	$13,199

	Class A	Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$8,275	$43	$59,529	$227,542	$4,426	$6,048	$18,893	$25,971	$34,234
Reinvested	1,335	69	10,987	69,638	705	1,134	3,566	3,761	6,123
Redeemed	(4,752)	(998)	(37,289)	(70,736)	(4,222)	(10,254)	(24,028)	(24,763)	(42,293)
Net Increase (Decrease)	$4,858	$(886)	$33,227	$226,444	$909	$(3,072)	$ (1,569)	$ 4,969	$(1,936)
Shares:
Sold	706	4	5,086	19,347	382	518	1,632	2,175	2,912
Reinvested	120	6	994	6,302	64	103	323	333	553
Redeemed	(408)	(84)	(3,196)	(6,145)	(367)	(886)	(2,040)	(2,069)	(3,667)
Net Increase (Decrease)	418	(74)	2,884	19,504	79	(265)	(85)	439	(202)
Year Ended October 31, 2011
Dollars:
Sold	$15,667	$210	$113,241	$320,997	$7,611	$11,388	$37,502	$35,557	$64,277
Reinvested	1,050	70	8,230	56,512	589	1,181	3,087	3,127	6,125
Redeemed	(10,906)	(1,409)	(79,028)	(226,611)	(8,739)	(35,055)	(56,347)	(36,692)	(110,370)
Net Increase (Decrease)	$5,811	$(1,129)	$ 42,443	$150,898	$(539)	$(22,486)	$(15,758)	$ 1,992	$(39,968)
Shares:
Sold	1,334	18	9,676	27,329	654	979	3,192	2,933	5,515
Reinvested	91	6	712	4,884	51	102	267	264	529
Redeemed	(925)	(120)	(6,799)	(19,379)	(745)	(2,994)	(5,007)	(3,066)	(9,374)
Net Increase (Decrease)	500	(96)	3,589	12,834	(40)	(1,913)	(1,548)	131	(3,330)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(1,339)	$ (69)	$ (10,991)	$ (69,638)	$ (705)	$ (1,134)	$ (3,566)	$ (3,761)	$ (6,123)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,339)	$ (69)	$ (10,991)	$ (69,638)	$ (705)	$ (1,134)	$ (3,566)	$ (3,761)	$ (6,123)
Year Ended October 31, 2011
From net investment
income	$(1,059)	$ (70)	$ (8,231)	$ (56,512)	$ (589)	$ (1,181)	$ (3,087)	$ (3,127)	$ (6,125)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,059)	$ (70)	$ (8,231)	$ (56,512)	$ (589)	$ (1,181)	$ (3,087)	$ (3,127)	$ (6,125)

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2040 Fund

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	48,325	$42,011
Net realized gain (loss) on investments									20,280	15,058
Change in unrealized appreciation/depreciation of investments									192,226	24,475
		Net Increase (Decrease) in Net Assets Resulting from Operations							260,831	81,544

Dividends and Distributions to Shareholders
From net investment income									(53,315)	(40,625)
					Total Dividends and Distributions				(53,315)	(40,625)

Capital Share Transactions
Net increase (decrease) in capital share transactions									184,925	116,212
				Total increase (decrease) in net assets					392,441	157,131

Net Assets
Beginning of period									2,678,398	2,521,267
End of period (including undistributed net investment income as set forth below)									$3,070,839	$2,678,398
Undistributed (overdistributed) net investment income (loss)								$	580	$5,570

	Class A	Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$6,447	$21	$38,493	$153,121	$3,955	$4,123	$14,889	$15,653	$25,974
Reinvested	782	44	4,968	39,361	416	579	1,904	1,982	3,275
Redeemed	(3,493)	(865)	(18,209)	(43,801)	(2,251)	(4,901)	(15,822)	(14,579)	(27,141)
Net Increase (Decrease)	$3,736	$(800)	$25,252	$148,681	$2,120	$(199)	$ 971	$3,056	$2,108
Shares:
Sold	549	2	3,267	12,869	337	351	1,275	1,337	2,193
Reinvested	71	4	448	3,537	38	52	172	179	295
Redeemed	(298)	(74)	(1,553)	(3,780)	(194)	(419)	(1,333)	(1,220)	(2,323)
Net Increase (Decrease)	322	(68)	2,162	12,626	181	(16)	114	296	165
Year Ended October 31, 2011
Dollars:
Sold	$10,335	$143	$70,376	$229,478	$6,715	$7,691	$24,711	$28,506	$46,127
Reinvested	554	34	3,216	29,928	311	527	1,441	1,462	3,149
Redeemed	(5,799)	(718)	(36,609)	(151,368)	(6,340)	(19,094)	(29,365)	(21,524)	(77,675)
Net Increase (Decrease)	$5,090	$(541)	$36,983	$108,038	$686	$(10,876)	$ (3,213)	$8,444	$(28,399)
Shares:
Sold	883	12	5,943	19,306	570	651	2,088	2,416	3,921
Reinvested	48	3	275	2,543	27	45	123	125	268
Redeemed	(495)	(61)	(3,102)	(12,743)	(529)	(1,616)	(2,610)	(1,828)	(6,488)
Net Increase (Decrease)	436	(46)	3,116	9,106	68	(920)	(399)	713	(2,299)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(784)	$ (44)	$ (4,970)	$ (39,361)	$ (416)	$ (579)	$ (1,904)	$ (1,982)	$ (3,275)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(784)	$ (44)	$ (4,970)	$ (39,361)	$ (416)	$ (579)	$ (1,904)	$ (1,982)	$ (3,275)
Year Ended October 31, 2011
From net investment
income	$(556)	$ (34)	$ (3,217)	$ (29,928)	$ (311)	$ (527)	$ (1,441)	$ (1,462)	$ (3,149)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(556)	$ (34)	$ (3,217)	$ (29,928)	$ (311)	$ (527)	$ (1,441)	$ (1,462)	$ (3,149)

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2050 Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)									$		19,285	$16,538
Net realized gain (loss) on investments											9,610	7,251
Change in unrealized appreciation/depreciation of investments											84,407	9,866
		Net Increase (Decrease) in Net Assets Resulting from Operations								113,302		33,655

Dividends and Distributions to Shareholders
From net investment income										(21,014)		(15,688)
					Total Dividends and Distributions					(21,014)		(15,688)

Capital Share Transactions
Net increase (decrease) in capital share transactions										102,027		46,954
				Total increase (decrease) in net assets						194,315		64,921

Net Assets
Beginning of period										1,123,974		1,059,053
End of period (including undistributed net investment income as set forth below)										$1,318,289		$1,123,974
Undistributed (overdistributed) net investment income (loss)									$		37	$1,766

	Class A	Class B	Class J	Institutional	R-1	R-2	R-3			R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$3,837	$13	$11,283	$81,828	$2,502	$2,346	$7,892	$		7,446	$11,811
Reinvested	415	10	1,024	16,490	167	232	700			742	1,233
Redeemed	(2,067)	(157)	(4,901)	(20,823)	(983)	(2,117)	(4,702)			(3,716)	(8,478)
Net Increase (Decrease)	$2,185	$(134)	$ 7,406	$77,495	$1,686	$461	$3,890	$		4,472	$4,566
Shares:
Sold	335	1	1,011	7,160	223	208	710			659	1,042
Reinvested	39	1	98	1,553	16	22	66			70	116
Redeemed	(183)	(14)	(443)	(1,881)	(88)	(188)	(412)			(328)	(772)
Net Increase (Decrease)	191	(12)	666	6,832	151	42	364			401	386
Year Ended October 31, 2011
Dollars:
Sold	$6,191	$18	$22,890	$130,220	$3,956	$4,484	$14,336	$		11,930	$22,145
Reinvested	296	7	604	12,498	114	198	449			488	1,031
Redeemed	(4,256)	(355)	(10,488)	(115,701)	(3,079)	(9,407)	(10,790)			(6,602)	(24,223)
Net Increase (Decrease)	$2,231	$(330)	$13,006	$27,017	$991	$(4,725)	$ 3,995	$		5,816	$(1,047)
Shares:
Sold	541	2	2,043	11,438	351	396	1,261			1,041	1,960
Reinvested	26	1	54	1,107	10	18	40			43	91
Redeemed	(373)	(32)	(936)	(10,087)	(270)	(822)	(1,011)			(577)	(2,105)
Net Increase (Decrease)	194	(29)	1,161	2,458	91	(408)	290			507	(54)

Distributions:
Period Ended April 30, 2012
From net investment
income	$(415)	$ (10)	$ (1,025)	$ (16,490)	$ (167)	$ (232)	$ (700)			$ (742)	$ (1,233)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–
Total Dividends and Distributions $	(415)	$ (10)	$ (1,025)	$ (16,490)	$ (167)	$ (232)	$ (700)			$ (742)	$ (1,233)
Year Ended October 31, 2011
From net investment
income	$(298)	$ (7)	$ (605)	$ (12,498)	$ (114)	$ (198)	$ (449)			$ (488)	$ (1,031)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–
Total Dividends and Distributions $	(298)	$ (7)	$ (605)	$ (12,498)	$ (114)	$ (198)	$ (449)			$ (488)	$ (1,031)

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

									Principal LifeTime Strategic Income
Amounts in thousands									Fund

									Period Ended		Year Ended
									April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$		11,438	$20,377
Net realized gain (loss) on investments										5,893	3,241
Change in unrealized appreciation/depreciation of investments										18,363	819
		Net Increase (Decrease) in Net Assets Resulting from Operations								35,694	24,437

Dividends and Distributions to Shareholders
From net investment income									(19,067)		(19,583)
					Total Dividends and Distributions				(19,067)		(19,583)

Capital Share Transactions
Net increase (decrease) in capital share transactions										41,559	3,938
				Total increase (decrease) in net assets						58,186	8,792

Net Assets
Beginning of period									681,610		672,818
End of period (including undistributed net investment income as set forth below)									$739,796		$681,610
Undistributed (overdistributed) net investment income (loss)								$		2,454	$10,083

	Class A	Class B	Class J	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$2,209	$22	$4,564	$59,084	$1,871	$2,157	$10,135		$5,302	$7,853
Reinvested	643	10	1,627	13,741	224	247	770		795	1,005
Redeemed	(2,025)	(309)	(5,965)	(31,211)	(2,540)	(2,114)	(9,008)		(7,829)	(9,699)
Net Increase (Decrease)	$827	$(277)	$ 226	$41,614	$(445)	$ 290	$1,897		$(1,732)	$ (841)
Shares:
Sold	199	2	417	5,397	171	199	932		489	718
Reinvested	60	1	154	1,290	21	23	73		75	94
Redeemed	(183)	(28)	(547)	(2,845)	(234)	(193)	(825)		(715)	(885)
Net Increase (Decrease)	76	(25)	24	3,842	(42)	29	180		(151)	(73)
Year Ended October 31, 2011
Dollars:
Sold	$4,312	$180	$15,414	$89,908	$3,332	$5,035	$13,600		$7,523	$13,195
Reinvested	718	17	1,665	13,796	274	287	887		755	1,173
Redeemed	(5,412)	(243)	(14,117)	(98,254)	(4,053)	(10,472)	(13,737)		(7,943)	(13,902)
Net Increase (Decrease)	$(382)	$ (46)	$ 2,962	$5,450	$(447)	$ (5,150)	$ 750		$335	$466
Shares:
Sold	396	16	1,427	8,296	308	467	1,260		697	1,215
Reinvested	67	2	158	1,303	26	27	85		72	111
Redeemed	(494)	(23)	(1,309)	(9,061)	(373)	(972)	(1,285)		(737)	(1,287)
Net Increase (Decrease)	(31)	(5)	276	538	(39)	(478)	60		32	39

Distributions:
Period Ended April 30, 2012
From net investment
income	$(645)	$ (10)	$ (1,630)	$ (13,741)	$ (224)	$ (247)	$ (770)		$ (795)	$ (1,005)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(645)	$ (10)	$ (1,630)	$ (13,741)	$ (224)	$ (247)	$ (770)		$ (795)	$ (1,005)
Year Ended October 31, 2011
From net investment
income	$(724)	$ (17)	$ (1,670)	$ (13,796)	$ (274)	$ (287)	$ (887)		$ (755)	$ (1,173)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions $	(724)	$ (17)	$ (1,670)	$ (13,796)	$ (274)	$ (287)	$ (887)		$ (755)	$ (1,173)

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Balanced Portfolio

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	40,298		$66,154
Net realized gain (loss) on investments									22,092		38,125
Change in unrealized appreciation/depreciation of investments									196,570		17,246
		Net Increase (Decrease) in Net Assets Resulting from Operations							258,960		121,525

Dividends and Distributions to Shareholders
From net investment income									(41,089)		(66,299)
					Total Dividends and Distributions				(41,089)		(66,299)

Capital Share Transactions
Net increase (decrease) in capital share transactions									51,184		(30,252)
				Total increase (decrease) in net assets					269,055		24,974

Net Assets
Beginning of period									3,240,545		3,215,571
End of period (including undistributed net investment income as set forth below)									$3,509,600		$3,240,545
Undistributed (overdistributed) net investment income (loss)								$	1,883		$2,674

	Class A	Class B	Class C	Class J Institutional R-1			R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$135,901	$3,025	$32,741	$105,821	$54,137	$683	$2,218	$7,365	$9,832	$15,088
Reinvested	20,027	2,124	4,905	7,532	3,797	58	87	353	299	631
Redeemed	(165,823)	(78,014)	(49,961)	(44,761)	(4,448)	(685)	(579)	(5,452)	(1,107)	(4,610)
Net Increase (Decrease)	$(9,895)	$(72,865) $ (12,315) $		68,592	$53,486	$56	$1,726	$2,266	$9,024	$11,109
Shares:
Sold	10,412	233	2,542	8,327	4,189	53	168	568	772	1,170
Reinvested	1,566	168	390	603	299	4	7	28	23	50
Redeemed	(12,777)	(6,004)	(3,892)	(3,521)	(348)	(53)	(45)	(420)	(86)	(365)
Net Increase (Decrease)	(799)	(5,603)	(960)	5,409	4,140	4	130	176	709	855
Year Ended October 31, 2011
Dollars:
Sold	$272,512	$8,024	$68,616	$182,604	$130,730	$1,000	$5,778	$14,708	$13,466	$25,534
Reinvested	33,429	4,688	7,826	10,421	4,540	88	130	454	279	745
Redeemed	(381,806)	(181,006)	(121,791)	(79,273)	(31,582)	(664)	(3,390)	(5,641)	(2,332)	(8,339)
Net Increase (Decrease)	$(75,865)	$(168,294)	$ (45,349)	$ 113,752	$103,688	$424	$2,518	$9,521	$11,413	$17,940
Shares:
Sold	21,141	623	5,383	14,545	10,335	79	459	1,140	1,049	2,027
Reinvested	2,631	369	622	840	363	7	11	36	22	59
Redeemed	(29,763)	(14,089)	(9,606)	(6,346)	(2,500)	(53)	(259)	(445)	(185)	(661)
Net Increase (Decrease)	(5,991)	(13,097)	(3,601)	9,039	8,198	33	211	731	886	1,425

Distributions:
Period Ended April 30, 2012
From net investment
income	$(20,852)	$(2,223)	$(5,245)	$(7,543)	$(3,798)	$(58)	$(87)	$(353)	$(299)	$(631)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(20,852)	$(2,223)	$(5,245)	$(7,543)	$(3,798)	$(58)	$(87)	$(353)	$(299)	$(631)
Year Ended October 31, 2011
From net investment
income	$(36,057)	$(5,086)	$(8,484) $ (10,431) $		(4,545)	$(88)	$(130)	$(454)	$(279)	$(745)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(36,057)	$(5,086)	$(8,484) $ (10,431) $		(4,545)	$(88)	$(130)	$(454)	$(279)	$(745)

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Conservative Balanced Portfolio

											Period Ended				Year Ended
											April 30, 2012				October 31, 2011
Operations
Net investment income (loss)													$13,809			$23,031
Net realized gain (loss) on investments													4,963			13,103
Change in unrealized appreciation/depreciation of investments													43,322			(6,423)
		Net Increase (Decrease) in Net Assets Resulting from Operations											62,094			29,711

Dividends and Distributions to Shareholders
From net investment income											(13,732)					(22,941)
From net realized gain on investments													(4,616)			–
							Total Dividends and Distributions				(18,348)					(22,941)

Capital Share Transactions
Net increase (decrease) in capital share transactions													73,916			91,986
					Total increase (decrease) in net assets						117,662					98,756

Net Assets
Beginning of period											921,928					823,172
End of period (including undistributed net investment income as set forth below)											$1,039,590					$921,928
Undistributed (overdistributed) net investment income (loss)													$1,401			$1,324

	Class A	Class B		Class C	Class J		Institutional		R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$45,973	$942		$12,194	$60,850		$19,416		$602	$706	$4,154		$4,526		$2,882
Reinvested	6,446	660		2,519	5,172		2,144		59	52	296		124		248
Redeemed	(34,689)	(13,174)		(15,930)	(18,891)		(7,075)		(409)	(1,498)	(3,093)		(352)		(938)
Net Increase (Decrease)	$17,730	$(11,572)		(1,217)	$ 47,131		$14,485		$252	$(740)	$ 1,357		$4,298		$2,192
Shares:
Sold	4,280	88		1,145	5,735		1,819		56	66	385		428		271
Reinvested	612	63		242	496		204		6	5	28		12		24
Redeemed	(3,231)	(1,228)		(1,503)	(1,777)		(665)		(38)	(140)	(291)		(33)		(89)
Net Increase (Decrease)	1,661	(1,077)		(116)	4,454		1,358		24	(69)	122		407		206
Year Ended October 31, 2011
Dollars:
Sold	$89,146	$4,229		$31,851	$90,818		$46,664		$1,031	$1,442	$11,467		$3,503		$10,849
Reinvested	8,269	1,119		3,252	5,796		2,496		70	78	316		127		239
Redeemed	(78,135)	(33,417)		(40,731)	(36,104)		(16,935)		(439)	(2,770)	(4,821)		(3,309)		(4,115)
Net Increase (Decrease)	$19,280	$(28,069)		(5,628)	$ 60,510		$32,225		$662	$(1,250)	$ 6,962		$321		$6,973
Shares:
Sold	8,370	399		3,013	8,610		4,408		97	136	1,066		330		1,028
Reinvested	783	106		310	555		238		7	7	30		12		23
Redeemed	(7,342)	(3,129)		(3,855)	(3,435)		(1,610)		(42)	(258)	(459)		(310)		(386)
Net Increase (Decrease)	1,811	(2,624)		(532)	5,730		3,036		62	(115)	637		32		665

Distributions:
Period Ended April 30, 2012
From net investment
income	$(5,154)	$ (472	) $	(1,898)	$ (3,949	) $	(1,669	) $	(43)	$ (37)	$ (220	) $	(99	) $	(191)
From net realized gain on
investments	(1,663)	(237)		(823)	(1,229)		(475)		(16)	(15)	(76)		(25)		(57)
Total Dividends and Distributions $	(6,817)	$ (709	) $	(2,721)	$ (5,178	) $	(2,144	) $	(59)	$ (52)	$ (296	) $	(124	) $	(248)
Year Ended October 31, 2011
From net investment
income	$(9,012)	$ (1,245	) $	(3,554)	$ (5,804	) $	(2,496	) $	(70)	$ (78)	$ (316	) $	(127	) $	(239)
From net realized gain on
investments	–	–		–	–		–		–	–	–		–		–
Total Dividends and Distributions $	(9,012)	$ (1,245	) $	(3,554)	$ (5,804	) $	(2,496	) $	(70)	$ (78)	$ (316	) $	(127	) $	(239)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Conservative Growth Portfolio

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	21,819	$27,901
Net realized gain (loss) on investments									19,367	43,410
Change in unrealized appreciation/depreciation of investments								163,980		19,346
		Net Increase (Decrease) in Net Assets Resulting from Operations						205,166		90,657

Dividends and Distributions to Shareholders
From net investment income								(28,359)		(27,147)
					Total Dividends and Distributions			(28,359)		(27,147)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(16,805)		(140,522)
				Total increase (decrease) in net assets				160,002		(77,012)

Net Assets
Beginning of period								2,227,591		2,304,603
End of period (including undistributed net investment income as set forth below)								$2,387,593		$2,227,591
Undistributed (overdistributed) net investment income (loss)								$	4,389	$10,929

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$81,961	$579	$16,599	$46,549	$29,379	$531	$1,504	$3,881	$5,242	$9,409
Reinvested	15,948	814	3,163	3,788	2,885	34	65	192	173	517
Redeemed	(112,422)	(56,437)	(40,058)	(17,338)	(3,573)	(765)	(651)	(2,473)	(779)	(5,522)
Net Increase (Decrease)	$(14,513)	$ (55,044)	$(20,296)	$32,999	$28,691	$(200)	$ 918	$1,600	$4,636	$4,404
Shares:
Sold	5,896	45	1,256	3,437	2,150	39	110	283	393	675
Reinvested	1,203	63	250	293	222	2	5	15	13	40
Redeemed	(8,116)	(4,207)	(3,036)	(1,284)	(263)	(57)	(47)	(182)	(58)	(411)
Net Increase (Decrease)	(1,017)	(4,099)	(1,530)	2,446	2,109	(16)	68	116	348	304
Year Ended October 31, 2011
Dollars:
Sold	$169,206	$4,487	$39,181	$81,189	$64,622	$1,238	$2,490	$7,988	$4,138	$24,115
Reinvested	15,913	1,409	3,277	2,765	1,942	42	66	148	120	217
Redeemed	(271,283)	(123,798)	(100,967)	(34,809)	(16,670)	(1,613)	(2,501)	(6,072)	(1,446)	(5,916)
Net Increase (Decrease)	$(86,164)	$(117,902)	$(58,509)	$49,145	$49,894	$(333)	$ 55	$2,064	$2,812	$18,416
Shares:
Sold	12,325	340	3,001	6,101	4,790	93	184	585	306	1,820
Reinvested	1,173	107	253	209	145	3	5	11	9	16
Redeemed	(19,833)	(9,376)	(7,784)	(2,609)	(1,249)	(120)	(182)	(455)	(107)	(439)
Net Increase (Decrease)	(6,335)	(8,929)	(4,530)	3,701	3,686	(24)	7	141	208	1,397

Distributions:
Period Ended April 30, 2012
From net investment
income	$(16,449)	$ (844)	$ (3,404)	$ (3,792)	$ (2,889)	$ (34)	$ (65)	$ (192)	$ (173)	$ (517)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(16,449)	$ (844)	$ (3,404)	$ (3,792)	$ (2,889)	$ (34)	$ (65)	$ (192)	$ (173)	$ (517)
Year Ended October 31, 2011
From net investment
income	$(16,782)	$ (1,498)	$ (3,563)	$ (2,769)	$ (1,942)	$ (42)	$ (66)	$ (148)	$ (120)	$ (217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(16,782)	$ (1,498)	$ (3,563)	$ (2,769)	$ (1,942)	$ (42)	$ (66)	$ (148)	$ (120)	$ (217)

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Flexible Income Portfolio

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	19,530	$34,322
Net realized gain (loss) on investments									5,284	10,832
Change in unrealized appreciation/depreciation of investments									42,444	(11,117)
		Net Increase (Decrease) in Net Assets Resulting from Operations							67,258	34,037

Dividends and Distributions to Shareholders
From net investment income								(19,662)		(34,487)
From net realized gain on investments									(1,585)	–
					Total Dividends and Distributions			(21,247)		(34,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions								115,539		161,839
				Total increase (decrease) in net assets				161,550		161,389

Net Assets
Beginning of period								1,122,970		961,581
End of period (including undistributed net investment income as set forth below)								$1,284,520		$1,122,970
Undistributed (overdistributed) net investment income (loss)								$	95	$227

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$77,080	$1,735	$29,980	$88,058	$17,052	$128	$650	$2,565	$2,268	$6,849
Reinvested	9,578	759	2,721	5,743	1,323	13	22	123	98	130
Redeemed	(55,721)	(20,428)	(19,964)	(26,870)	(4,786)	(185)	(378)	(1,432)	(371)	(1,201)
Net Increase (Decrease)	$30,937	$(17,934)	$12,737	$66,931	$13,589	$(44)	$ 294	$1,256	$1,995	$5,778
Shares:
Sold	6,704	150	2,629	7,719	1,488	11	56	225	199	595
Reinvested	839	67	241	506	116	1	2	11	8	11
Redeemed	(4,857)	(1,776)	(1,760)	(2,354)	(421)	(16)	(33)	(125)	(32)	(105)
Net Increase (Decrease)	2,686	(1,559)	1,110	5,871	1,183	(4)	25	111	175	501
Year Ended October 31, 2011
Dollars:
Sold	$177,122	$5,705	$49,194	$157,120	$30,926	$347	$1,089	$3,924	$2,181	$4,272
Reinvested	15,718	1,940	4,778	7,377	1,858	23	39	183	119	154
Redeemed	(132,698)	(49,790)	(59,107)	(42,119)	(11,034)	(478)	(777)	(3,180)	(432)	(2,615)
Net Increase (Decrease)	$60,142	$(42,145)	$(5,135)	$122,378	$21,750	$(108)	$ 351	$927	$1,868	$1,811
Shares:
Sold	15,548	504	4,359	13,898	2,719	30	95	343	190	379
Reinvested	1,381	170	423	652	163	2	4	16	10	13
Redeemed	(11,653)	(4,364)	(5,235)	(3,738)	(978)	(42)	(68)	(280)	(38)	(231)
Net Increase (Decrease)	5,276	(3,690)	(453)	10,812	1,904	(10)	31	79	162	161

Distributions:
Period Ended April 30, 2012
From net investment
income	$(9,332)	$ (713)	$ (2,661)	$ (5,355)	$ (1,241)	$ (12)	$ (20)	$ (114)	$ (92)	$ (122)
From net realized gain
on investments	(723)	(83)	(265)	(401)	(87)	(1)	(2)	(9)	(6)	(8)
Total Dividends and
Distributions	$(10,055)	$ (796)	$ (2,926)	$ (5,756)	$ (1,328)	$ (13)	$ (22)	$ (123)	$ (98)	$ (130)
Year Ended October 31, 2011
From net investment
income	$(17,268)	$ (2,188)	$ (5,266)	$ (7,382)	$ (1,865)	$ (23)	$ (39)	$ (183)	$ (119)	$ (154)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(17,268)	$ (2,188)	$ (5,266)	$ (7,382)	$ (1,865)	$ (23)	$ (39)	$ (183)	$ (119)	$ (154)

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Strategic Growth Portfolio

								Period Ended		Year Ended
								April 30, 2012		October 31, 2011
Operations
Net investment income (loss)								$	10,354	$8,075
Net realized gain (loss) on investments									10,234	8,438
Change in unrealized appreciation/depreciation of investments								124,705		39,811
		Net Increase (Decrease) in Net Assets Resulting from Operations						145,293		56,324

Dividends and Distributions to Shareholders
From net investment income									(8,586)	(9,939)
					Total Dividends and Distributions				(8,586)	(9,939)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(28,639)	(100,192)
					Total increase (decrease) in net assets			108,068		(53,807)

Net Assets
Beginning of period								1,408,886		1,462,693
End of period (including undistributed net investment income as set forth below)								$1,516,954		$1,408,886
Undistributed (overdistributed) net investment income (loss)								$	8,961	$7,193

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$54,937	$447	$10,735	$23,424	$16,284	$317	$1,141	$1,924	$1,929	$2,954
Reinvested	5,639	–	195	1,360	934	11	12	72	50	127
Redeemed	(68,906)	(37,992)	(24,964)	(11,891)	(3,397)	(781)	(252)	(1,284)	(356)	(1,308)
Net Increase (Decrease)	$(8,330) $	$(37,545)	$(14,034)	$12,893	$13,821	$(453)	$901	$712	$1,623	$1,773
Shares:
Sold	3,604	31	748	1,567	1,087	20	77	127	132	193
Reinvested	391	–	14	97	66	1	1	5	3	9
Redeemed	(4,550)	(2,660)	(1,759)	(807)	(232)	(52)	(17)	(88)	(23)	(89)
Net Increase (Decrease)	(555)	(2,629)	(997)	857	921	(31)	61	44	112	113
Year Ended October 31, 2011
Dollars:
Sold	$105,947	$1,992	$26,390	$53,136	$31,465	$745	$1,572	$5,659	$2,990	$10,979
Reinvested	6,718	94	676	1,192	694	21	13	68	30	63
Redeemed	(164,676)	(77,379)	(63,198)	(28,920)	(7,802)	(1,230)	(972)	(2,549)	(940)	(2,970)
Net Increase (Decrease)	$(52,011) $	$(75,293)	$(36,132)	$25,408	$24,357	$(464)	$613	$3,178	$2,080	$8,072
Shares:
Sold	7,065	142	1,877	3,619	2,148	52	106	382	199	754
Reinvested	452	7	48	82	47	1	1	5	2	4
Redeemed	(11,038)	(5,509)	(4,511)	(1,983)	(537)	(83)	(64)	(176)	(66)	(198)
Net Increase (Decrease)	(3,521)	(5,360)	(2,586)	1,718	1,658	(30)	43	211	135	560

Distributions:
Period Ended April 30, 2012
From net investment
income	$(5,800)	$–	$(211)	$(1,362)	$(941)	$(11)	$(12)	$(72)	$(50)	$(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(5,800)	$–	$(211)	$(1,362)	$(941)	$(11)	$(12)	$(72)	$(50)	$(127)
Year Ended October 31, 2011
From net investment
income	$(7,018)	$(101)	$(739)	$(1,192)	$(694)	$(21)	$(13)	$(68)	$(30)	$(63)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(7,018)	$(101)	$(739)	$(1,192)	$(694)	$(21)	$(13)	$(68)	$(30)	$(63)

See accompanying notes.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation (the “Manager”).

In addition to the expenses that each of the Funds bears directly, each of the Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2012.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2012 there were no significant transfers between Level 1 and Level 2 and 100% of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A and Class B shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A and Class B shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2011 through April 30, 2012
	Class A	Class B	Expiration Date
Principal LifeTime 2010 Fund	.41%	N/A	February 28, 2013
Principal LifeTime 2020 Fund	.41	1.16%	February 28, 2013
Principal LifeTime 2030 Fund	.41	1.16	February 28, 2013
Principal LifeTime 2040 Fund	.41	1.16	February 28, 2013
Principal LifeTime 2050 Fund	.41	1.16	February 28, 2013
Principal LifeTime Strategic Income Fund	.41	1.16	February 28, 2013
SAM Balanced Fund	N/A	1.70	February 28, 2013
SAM Conservative Balanced Fund	N/A	1.69	February 28, 2013
SAM Conservative Growth Fund	N/A	1.71	February 28, 2013
SAM Flexible Income Fund	N/A	1.69	February 28, 2013
SAM Strategic Growth Fund	N/A	1.75	February 28, 2013

The Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit
SAM Balanced Portfolio	.40%	SAM Flexible Income Portfolio	.40%
SAM Conservative Balanced Portfolio	.40	SAM Strategic Growth Portfolio	.40
SAM Conservative Growth Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 28, 2013. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2012, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Principal LifeTime 2010 Fund	$20	N/A	N/A	$12
Principal LifeTime 2020 Fund	95	$2	N/A	69
Principal LifeTime 2030 Fund	151	4	N/A	74
Principal LifeTime 2040 Fund	124	2	N/A	44
Principal LifeTime 2050 Fund	65	—	N/A	13
Principal LifeTime Strategic Income Fund	13	1	N/A	8
SAM Balanced Portfolio	726	49	$17	121
SAM Conservative Balanced Portfolio	302	12	7	52
SAM Conservative Growth Portfolio	507	41	15	42
SAM Flexible Income Portfolio	265	8	21	73
SAM Strategic Growth Portfolio	347	32	10	34

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At April 30, 2012, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Institutional		Institutional
Principal LifeTime 2010 Fund	83,218	SAM Balanced Portfolio	21,149
Principal LifeTime 2020 Fund	252,981	SAM Conservative Balanced Portfolio	9,575
Principal LifeTime 2030 Fund	244,400	SAM Conservative Growth Portfolio	12,445
Principal LifeTime 2040 Fund	150,248	SAM Flexible Income Portfolio	5,296
Principal LifeTime 2050 Fund	74,106	SAM Strategic Growth Portfolio	5,501
Principal LifeTime Strategic Income Fund	42,418

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

6. Capital Share Transactions

For the period ended April 30, 2012, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2020 Fund	57	$696
Principal LifeTime 2030 Fund	51	612
Principal LifeTime 2040 Fund	37	448
Principal LifeTime 2050 Fund	9	108
Principal LifeTime Strategic Income Fund	10	113
SAM Balanced Portfolio	2,199	28,618
SAM Conservative Balanced Portfolio	544	5,853
SAM Conservative Growth Portfolio	1,863	24,956
SAM Flexible Income Portfolio	484	5,571
SAM Strategic Growth Portfolio	1,242	17,758

7. Investment Transactions

For the period ended April 30, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Principal LifeTime 2010 Fund	$313,844	$296,044	SAM Balanced Portfolio	$154,028	$81,336
Principal LifeTime 2020 Fund	1,086,650	818,317	SAM Conservative Balanced Portfolio	88,043	13,725
Principal LifeTime 2030 Fund	960,095	667,950	SAM Conservative Growth Portfolio	84,581	87,149
Principal LifeTime 2040 Fund	348,038	141,072	SAM Flexible Income Portfolio	130,960	10,175
Principal LifeTime 2050 Fund	144,614	35,064	SAM Strategic Growth Portfolio	39,142	54,776
Principal LifeTime Strategic Income Fund	173,128	133,595

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2012 and October 31, 2011 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2012	2011		2012	2011
Principal LifeTime 2010 Fund	$38,883	$42,837	$	— $	—
Principal LifeTime 2020 Fund	108,020	103,087		—	—
Principal LifeTime 2030 Fund	97,326	79,981		—	—
Principal LifeTime 2040 Fund	53,315	40,625		—	—
Principal LifeTime 2050 Fund	21,014	15,688		—	—
Principal LifeTime Strategic Income Fund	19,067	19,583		—	—
SAM Balanced Portfolio	41,089	66,299		—	—
SAM Conservative Balanced Portfolio	13,732	22,941		4,616	—
SAM Conservative Growth Portfolio	28,359	27,147		—	—
SAM Flexible Income Portfolio	19,662	34,487		1,585	—
SAM Strategic Growth Portfolio	8,586	9,939		—	—

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2011, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Principal LifeTime 2010 Fund	$15,722	$—
Principal LifeTime 2020 Fund	24,216	—
Principal LifeTime 2030 Fund	13,199	—
Principal LifeTime 2040 Fund	5,570	—
Principal LifeTime 2050 Fund	1,766	—
Principal LifeTime Strategic Income Fund	10,083	—
SAM Balanced Portfolio	2,674	—
SAM Conservative Balanced Portfolio	1,323	4,616
SAM Conservative Growth Portfolio	10,929	—
SAM Flexible Income Portfolio	227	1,578
SAM Strategic Growth Portfolio	7,193	—

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2011, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
	2017	2018	2019	Total
Principal LifeTime 2010 Fund	$67,434	$105,649	$–	$173,083
Principal LifeTime 2020 Fund	44,039	185,113	–	229,152
Principal LifeTime 2030 Fund	14,825	156,923	–	171,748
Principal LifeTime 2040 Fund	–	70,916	–	70,916
Principal LifeTime 2050 Fund	–	25,894	–	25,894
Principal LifeTime Strategic Income Fund	25,038	32,135	–	57,173
SAM Balanced Portfolio	108,600	20,659	–	129,259
SAM Conservative Growth Portfolio	90,668	39,097	–	129,765
SAM Strategic Growth Portfolio	85,133	31,420	6,329	122,882

Capital losses generated during the fiscal year ending October 31, 2011 will not yet be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

8. Federal Tax Information (Continued)

As of October 31, 2011, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Principal LifeTime 2010 Fund	$9,127
Principal LifeTime 2020 Fund	21,292
Principal LifeTime 2030 Fund	24,839
Principal LifeTime 2040 Fund	15,327
Principal LifeTime 2050 Fund	7,420
Principal LifeTime Strategic Income Fund	2,823
SAM Balanced Portfolio	20,819
SAM Conservative Balanced Portfolio	5,537
SAM Conservative Growth Portfolio	32,876
SAM Flexible Income Portfolio	6,338

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2011, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Paid in
	Investment Income	Investments	Capital
SAM Balanced Portfolio	$–	$96	$(96)
SAM Conservative Growth Portfolio	4	–	(4)
SAM Flexible Income Portfolio	–	(581)	581

28

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	17,996,379	$195,261
Bond Market Index Fund (a)	7,804,932	85,932
Core Plus Bond Fund I (a)	17,578,663	198,463
Diversified International Fund (a)	6,236,657	61,182
Diversified Real Asset Fund (a)	5,568,058	65,703
Equity Income Fund (a)	4,256,087	81,802
Global Diversified Income Fund (a)	6,187,416	83,530
Global Multi-Strategy Fund (a),(b)	2,233,142	22,934
High Yield Fund I (a)	4,387,447	47,209
Inflation Protection Fund (a)	17,530,525	156,723
International Emerging Markets Fund (a)	1,156,075	28,832
International Equity Index Fund(a)	2,141,573	20,688
International Fund I (a)	2,931,133	31,304
LargeCap Growth Fund (a)	1,626,492	14,882
LargeCap Growth Fund I (a)	10,753,138	112,155
LargeCap S&P 500 Index Fund(a)	6,361,072	62,466
LargeCap Value Fund (a)	3,526,498	36,499
LargeCap Value Fund I (a)	6,141,848	70,386
MidCap Blend Fund (a)	3,513,704	53,373
MidCap Growth Fund III (a),(b)	1,307,864	15,119
MidCap Value Fund I (a)	1,113,471	15,466
Overseas Fund (a)	6,376,866	61,282
Real Estate Securities Fund (a)	819,567	16,244
Short-Term Income Fund (a)	12,032,238	145,470
SmallCap Growth Fund I (a),(b)	1,990,162	23,444
SmallCap Value Fund II (a)	2,263,255	22,610
		$1,728,959
TOTAL INVESTMENT COMPANIES		$1,728,959
Total Investments		$1,728,959
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,010)
TOTAL NET ASSETS - 100.00%		$1,727,949

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$145,276
Unrealized Depreciation	(71,310)
Net Unrealized Appreciation (Depreciation)	$73,966
Cost for federal income tax purposes	$1,654,993

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47 .98%
Domestic Equity Funds	30 .35%
International Equity Funds	11 .77%
Specialty Funds	9.96%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

29

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	18,707,954	$201,923	977,788	$10,495	1,689,363	$18,176	17,996,379	$194,235
Bond Market Index Fund	5,743,831	58,622	2,496,022	27,361	434,921	4,748	7,804,932	81,235
Core Plus Bond Fund I	16,607,455	175,018	1,800,860	19,967	829,652	9,175	17,578,663	185,845
Diversified International Fund	5,169,245	80,317	1,351,778	13,001	284,366	2,673	6,236,657	90,658
Diversified Real Asset Fund	5,478,873	56,521	364,029	4,174	274,844	3,185	5,568,058	57,581
Equity Income Fund	—	—	4,309,880	81,975	53,793	1,025	4,256,087	80,951
Global Diversified Income Fund	5,372,746	59,976	1,118,204	14,937	303,534	3,980	6,187,416	70,933
Global Multi-Strategy Fund	2,220,000	22,200	65,228	667	52,086	533	2,233,142	22,336
High Yield Fund I	5,007,915	48,805	602,655	6,184	1,223,123	13,000	4,387,447	42,159
Inflation Protection Fund	21,226,869	181,495	439,798	3,864	4,136,142	36,683	17,530,525	147,262
International Emerging Markets Fund	1,479,132	39,952	132,756	3,268	455,813	11,195	1,156,075	31,864
International Equity Index Fund	2,032,210	18,782	153,343	1,419	43,980	427	2,141,573	19,775
International Fund I	2,912,522	44,902	138,726	1,418	120,115	1,232	2,931,133	45,162
LargeCap Growth Fund	6,317,331	45,450	49,614	393	4,740,453	42,700	1,626,492	8,933
LargeCap Growth Fund I	10,457,841	82,924	813,339	7,500	518,042	5,002	10,753,138	85,640
LargeCap S&P 500 Index Fund	6,323,265	66,285	382,896	3,524	345,089	3,184	6,361,072	66,590
LargeCap Value Fund	5,266,401	54,142	214,013	2,074	1,953,916	20,042	3,526,498	34,219
LargeCap Value Fund I	9,328,569	102,963	398,135	4,263	3,584,856	40,576	6,141,848	69,860
MidCap Blend Fund	—	—	3,571,233	53,241	57,529	861	3,513,704	52,382
MidCap Growth Fund III	2,219,999	11,103	—	—	912,135	10,408	1,307,864	6,449
MidCap Value Fund I	1,865,390	13,406	12,890	159	764,809	10,407	1,113,471	7,825
Overseas Fund	5,008,147	44,635	1,651,430	15,480	282,711	2,673	6,376,866	57,449
Preferred Securities Fund	3,791,454	41,116	107,532	1,025	3,898,986	38,785	—	—
Real Estate Securities Fund	815,113	7,558	4,454	83	—	—	819,567	7,641
Short-Term Income Fund	9,742,810	116,997	2,869,719	34,571	580,291	6,952	12,032,238	144,612
SmallCap Growth Fund I	2,266,507	24,435	193,293	2,003	469,638	5,461	1,990,162	20,627
SmallCap Value Fund II	2,481,766	19,487	80,572	798	299,083	2,961	2,263,255	17,692

		$1,619,014		$313,844		$296,044		$1,649,915

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$3,690			$(7)			$—
Bond Market Index Fund		1,568			—			—
Core Plus Bond Fund I		5,155			35			—
Diversified International Fund		757			13			—
Diversified Real Asset Fund		696			71			1,039
Equity Income Fund		307			1			—
Global Diversified Income Fund		2,209			—			221
Global Multi-Strategy Fund		—			2			—
High Yield Fund I		4,190			170			553
Inflation Protection Fund		261			(1,414)			—
International Emerging Markets Fund		468			(161)			—
International Equity Index Fund		497			1			8
International Fund I		496			74			—
LargeCap Growth Fund		157			5,790			—
LargeCap Growth Fund I		146			218			3,472
LargeCap S&P 500 Index Fund		1,085			(35)			—
LargeCap Value Fund		718			(1,955)			—
LargeCap Value Fund I		1,608			3,210			—
MidCap Blend Fund		—			2			—
MidCap Growth Fund III		—			5,754			—
MidCap Value Fund I		159			4,667			—
Overseas Fund		2,161			7			1,075
Preferred Securities Fund		692			(3,356)			125
Real Estate Securities Fund		83			—			—
Short-Term Income Fund		1,387			(4)			—
SmallCap Growth Fund I		—			(350)			1,310
SmallCap Value Fund II		104			368			—
		$28,594			$13,101			$7,803
All dollar amounts are shown in thousands (000's)

See accompanying notes.

30

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	45,715,235	$496,010
Bond Market Index Fund (a)	35,386,113	389,601
Core Plus Bond Fund I (a)	43,391,520	489,890
Diversified International Fund (a)	25,167,335	246,891
Diversified Real Asset Fund (a)	13,469,408	158,939
Equity Income Fund (a)	8,219,977	157,988
Global Diversified Income Fund (a)	7,747,085	104,586
Global Multi-Strategy Fund (a),(b)	6,669,283	68,493
Global Real Estate Securities Fund (a)	19,109,096	147,713
High Yield Fund I (a)	8,362,960	89,985
Inflation Protection Fund (a)	11,991,338	107,202
International Emerging Markets Fund (a)	6,803,793	169,687
International Equity Index Fund(a)	12,372,978	119,523
International Fund I (a)	13,791,754	147,296
LargeCap Growth Fund (a)	26,421,618	241,758
LargeCap Growth Fund I (a)	46,427,520	484,239
LargeCap S&P 500 Index Fund(a)	36,045,809	353,970
LargeCap Value Fund (a)	22,211,783	229,892
LargeCap Value Fund I (a)	40,141,586	460,023
MidCap Blend Fund (a)	1,527,489	23,203
MidCap Growth Fund III (a),(b)	9,438,821	109,113
MidCap Value Fund I (a)	7,844,567	108,961
Overseas Fund (a)	25,497,159	245,028
Preferred Securities Fund (a)	8,585,514	85,512
Real Estate Securities Fund (a)	2,932,914	58,130
SmallCap Growth Fund I (a),(b)	7,991,794	94,143
SmallCap Value Fund II (a)	9,268,829	92,596
		$5,480,372
TOTAL INVESTMENT COMPANIES		$5,480,372
Total Investments		$5,480,372
Liabilities in Excess of Other Assets, Net - (0.02)%		$(964)
TOTAL NET ASSETS - 100.00%		$5,479,408

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$553,270
Unrealized Depreciation	(259,182)
Net Unrealized Appreciation (Depreciation)	$294,088
Cost for federal income tax purposes	$5,186,284

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44 .05%
Fixed Income Funds	30 .26%
International Equity Funds	19 .65%
Specialty Funds	6.06%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

31

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,112,420	$494,694	2,746,013	$29,456	3,143,198	$33,860	45,715,235	$490,284
Bond Market Index Fund	13,401,800	136,628	22,235,000	243,343	250,687	2,737	35,386,113	377,234
Core Plus Bond Fund I	38,779,792	412,432	5,326,629	58,726	714,901	7,861	43,391,520	463,294
Diversified International Fund	24,133,903	354,106	1,551,111	14,474	517,679	4,767	25,167,335	363,804
Diversified Real Asset Fund	11,914,117	123,244	1,796,961	20,769	241,670	2,782	13,469,408	141,226
Equity Income Fund	—	—	8,238,103	156,600	18,126	347	8,219,977	156,253
Global Diversified Income Fund	4,716,932	63,695	3,172,640	42,521	142,487	1,853	7,747,085	104,359
Global Multi-Strategy Fund	4,825,000	48,250	1,881,231	19,273	36,948	378	6,669,283	67,146
Global Real Estate Securities Fund	1,387,821	10,240	17,775,011	131,721	53,736	405	19,109,096	141,556
High Yield Fund I	24,664,844	245,920	2,605,531	26,628	18,907,415	200,389	8,362,960	76,201
Inflation Protection Fund	4,713,637	38,183	7,452,587	66,010	174,886	1,532	11,991,338	102,669
International Emerging Markets Fund	6,021,308	152,790	913,848	22,552	131,363	3,030	6,803,793	172,288
International Equity Index Fund	8,482,692	79,815	4,153,294	39,490	263,008	2,455	12,372,978	116,854
International Fund I	13,794,019	182,669	829,603	8,464	831,868	8,692	13,791,754	182,414
LargeCap Growth Fund	29,301,270	211,000	816,277	6,807	3,695,929	33,096	26,421,618	184,809
LargeCap Growth Fund I	54,904,839	438,478	4,215,217	38,629	12,692,536	130,510	46,427,520	364,005
LargeCap S&P 500 Index Fund	32,892,910	312,550	3,805,807	35,545	652,908	5,934	36,045,809	342,186
LargeCap Value Fund	25,510,184	248,024	1,406,244	13,685	4,704,645	47,847	22,211,783	212,851
LargeCap Value Fund I	44,359,999	471,306	2,604,841	28,045	6,823,254	77,191	40,141,586	425,050
MidCap Blend Fund	—	—	1,538,251	22,946	10,762	162	1,527,489	22,784
MidCap Growth Fund III	9,277,019	79,061	318,159	3,637	156,357	1,667	9,438,821	81,030
MidCap Value Fund I	6,927,672	79,674	1,046,090	14,230	129,195	1,667	7,844,567	92,237
Overseas Fund	23,124,444	212,293	2,888,610	26,034	515,895	4,765	25,497,159	233,559
Preferred Securities Fund	13,139,097	139,191	436,297	4,182	4,989,880	49,697	8,585,514	90,863
Real Estate Securities Fund	11,168,286	178,718	40,445	737	8,275,817	153,040	2,932,914	24,921
SmallCap Growth Fund I	9,497,098	95,079	829,825	8,614	2,335,129	27,076	7,991,794	74,837
SmallCap Value Fund II	10,387,855	81,815	357,093	3,532	1,476,119	14,577	9,268,829	72,313

		$4,889,855		$1,086,650		$818,317		$5,177,027

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$9,115			$(6)			$—
Bond Market Index Fund		3,737			—			—
Core Plus Bond Fund I		12,198			(3)			—
Diversified International Fund		3,585			(9)			—
Diversified Real Asset Fund		1,535			(5)			2,289
Equity Income Fund		645			—			—
Global Diversified Income Fund		2,368			(4)			197
Global Multi-Strategy Fund		—			1			—
Global Real Estate Securities Fund		418			—			—
High Yield Fund I		20,952			4,042			2,767
Inflation Protection Fund		58			8			—
International Emerging Markets Fund		1,914			(24)			—
International Equity Index Fund		2,128			4			33
International Fund I		2,379			(27)			—
LargeCap Growth Fund		737			98			—
LargeCap Growth Fund I		778			17,408			18,464
LargeCap S&P 500 Index Fund		5,730			25			—
LargeCap Value Fund		3,525			(1,011)			—
LargeCap Value Fund I		7,749			2,890			—
MidCap Blend Fund		—			—			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		593			—			—
Overseas Fund		10,117			(3)			5,029
Preferred Securities Fund		3,416			(2,813)			443
Real Estate Securities Fund		737			(1,494)			—
SmallCap Growth Fund I		—			(1,780)			5,523
SmallCap Value Fund II		440			1,543			—
		$94,854			$18,839			$34,745
All dollar amounts are shown in thousands (000's)

See accompanying notes.

32

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.11%
Bond & Mortgage Securities Fund (a)	24,996,527	$271,212
Bond Market Index Fund (a)	26,426,844	290,960
Core Plus Bond Fund I (a)	22,628,153	255,472
Diversified International Fund (a)	27,149,787	266,339
Diversified Real Asset Fund (a)	9,275,832	109,455
Global Multi-Strategy Fund (a),(b)	5,979,661	61,411
Global Real Estate Securities Fund (a)	33,126,139	256,065
High Yield Fund I (a)	17,762,944	191,129
Inflation Protection Fund (a)	5,754,086	51,442
International Emerging Markets Fund (a)	8,059,280	200,998
International Equity Index Fund(a)	12,916,080	124,769
International Fund I (a)	12,033,904	128,522
LargeCap Growth Fund (a)	27,975,289	255,974
LargeCap Growth Fund I (a)	54,677,611	570,288
LargeCap S&P 500 Index Fund(a)	35,528,789	348,893
LargeCap Value Fund (a)	25,622,749	265,196
LargeCap Value Fund I (a)	46,423,883	532,018
MidCap Growth Fund III (a),(b)	11,779,023	136,166
MidCap Value Fund I (a)	9,157,760	127,201
Overseas Fund (a)	31,843,115	306,012
Preferred Securities Fund (a)	10,836,680	107,933
SmallCap Growth Fund I (a),(b)	9,057,745	106,700
SmallCap Value Fund II (a)	10,448,935	104,385
		$5,068,540
TOTAL INVESTMENT COMPANIES		$5,068,540
Total Investments		$5,068,540
Liabilities in Excess of Other Assets, Net - (0.11)%		$(5,613)
TOTAL NET ASSETS - 100.00%		$5,062,927

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$541,992
Unrealized Depreciation	(268,396)
Net Unrealized Appreciation (Depreciation)	$273,596
Cost for federal income tax purposes	$4,794,944

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48 .33%
International Equity Funds	25 .33%
Fixed Income Funds	23 .08%
Specialty Funds	3.37%
Liabilities in Excess of Other Assets, Net	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

33

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	23,665,173	$253,211	1,721,808	$18,462	390,454	$4,171	24,996,527	$267,502
Bond Market Index Fund	8,391,425	85,506	18,243,160	198,569	207,741	2,263	26,426,844	281,816
Core Plus Bond Fund I	20,704,517	220,428	2,304,160	25,369	380,524	4,171	22,628,153	241,624
Diversified International Fund	23,346,108	343,020	4,315,610	41,481	511,931	4,692	27,149,787	379,800
Diversified Real Asset Fund	8,539,447	89,515	888,727	10,253	152,342	1,745	9,275,832	98,023
Global Multi-Strategy Fund	4,040,000	40,400	1,965,251	20,138	25,590	262	5,979,661	60,276
Global Real Estate Securities Fund	2,275,517	16,800	30,927,097	232,127	76,475	575	33,126,139	248,352
High Yield Fund I	32,405,390	332,266	3,976,079	40,844	18,618,525	197,951	17,762,944	176,290
Inflation Protection Fund	—	—	5,801,711	51,421	47,625	419	5,754,086	51,002
International Emerging Markets Fund	6,970,039	169,641	1,218,725	29,835	129,484	2,962	8,059,280	196,510
International Equity Index Fund	12,084,731	117,149	1,070,230	9,962	238,881	2,212	12,916,080	124,907
International Fund I	14,824,217	194,299	1,045,002	10,635	3,835,315	40,726	12,033,904	168,989
LargeCap Growth Fund	31,066,265	225,224	1,380,268	11,579	4,471,244	38,896	27,975,289	197,959
LargeCap Growth Fund I	52,533,707	408,693	4,892,080	45,242	2,748,176	27,422	54,677,611	427,202
LargeCap S&P 500 Index Fund	33,000,026	309,210	3,124,324	28,847	595,561	5,403	35,528,789	332,670
LargeCap Value Fund	25,849,547	252,352	1,661,448	16,099	1,888,246	19,106	25,622,749	249,406
LargeCap Value Fund I	46,304,516	492,167	3,091,350	33,148	2,971,983	33,212	46,423,883	492,164
MidCap Growth Fund III	9,593,242	83,197	2,348,137	26,778	162,356	1,736	11,779,023	108,238
MidCap Value Fund I	7,638,002	89,270	1,653,623	22,439	133,865	1,736	9,157,760	109,973
Overseas Fund	25,785,465	242,893	6,569,589	60,992	511,939	4,693	31,843,115	299,189
Preferred Securities Fund	12,430,879	127,153	1,024,791	9,913	2,618,990	26,060	10,836,680	110,405
Real Estate Securities Fund	11,879,636	174,187	29,511	524	11,909,147	224,589	—	—
SmallCap Growth Fund I	9,739,548	93,715	995,364	10,358	1,677,167	19,474	9,057,745	83,743
SmallCap Value Fund II	10,275,829	81,068	528,797	5,080	355,691	3,474	10,448,935	82,691

		$4,441,364		$960,095		$667,950		$4,788,731

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$4,795			$—			$—
Bond Market Index Fund		2,295			4			—
Core Plus Bond Fund I		6,558			(2)			—
Diversified International Fund		3,501			(9)			—
Diversified Real Asset Fund		1,107			—			1,651
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		798			—			—
High Yield Fund I		27,891			1,131			3,680
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		2,250			(4)			—
International Equity Index Fund		2,956			8			46
International Fund I		2,577			4,781			—
LargeCap Growth Fund		787			52			—
LargeCap Growth Fund I		749			689			17,779
LargeCap S&P 500 Index Fund		5,790			16			—
LargeCap Value Fund		3,596			61			—
LargeCap Value Fund I		8,143			61			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		662			—			—
Overseas Fund		11,365			(3)			5,647
Preferred Securities Fund		3,764			(601)			425
Real Estate Securities Fund		524			49,878			—
SmallCap Growth Fund I		—			(856)			5,718
SmallCap Value Fund II		441			17			—
		$90,549			$55,222			$34,946
All dollar amounts are shown in thousands (000's)

See accompanying notes.

34

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.19%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.19%
Bond & Mortgage Securities Fund (a)	7,436,370	$80,685
Bond Market Index Fund (a)	4,242,609	46,711
Core Plus Bond Fund I (a)	7,091,890	80,067
Diversified International Fund (a)	18,565,865	182,131
Diversified Real Asset Fund (a)	4,498,861	53,087
Global Multi-Strategy Fund (a),(b)	3,716,401	38,167
Global Real Estate Securities Fund (a)	13,399,431	103,578
High Yield Fund I (a)	14,871,739	160,020
International Emerging Markets Fund (a)	5,317,916	132,629
International Equity Index Fund(a)	9,216,431	89,031
International Fund I (a)	10,968,266	117,141
LargeCap Growth Fund (a)	19,411,422	177,614
LargeCap Growth Fund I (a)	37,694,720	393,156
LargeCap S&P 500 Index Fund(a)	23,544,899	231,211
LargeCap Value Fund (a)	18,352,105	189,944
LargeCap Value Fund I (a)	32,461,099	372,004
MidCap Growth Fund III (a),(b)	7,563,695	87,436
MidCap Value Fund I (a)	5,811,438	80,721
Overseas Fund (a)	20,300,383	195,087
Preferred Securities Fund (a)	7,663,961	76,333
Real Estate Securities Fund (a)	2,666,986	52,860
SmallCap Growth Fund I (a),(b)	6,008,859	70,784
SmallCap Value Fund II (a)	6,628,028	66,214
		$3,076,611
TOTAL INVESTMENT COMPANIES		$3,076,611
Total Investments		$3,076,611
Liabilities in Excess of Other Assets, Net - (0.19)%		$(5,772)
TOTAL NET ASSETS - 100.00%		$3,070,839

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$398,218
Unrealized Depreciation	(169,215)
Net Unrealized Appreciation (Depreciation)	$229,003
Cost for federal income tax purposes	$2,847,608

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .08%
International Equity Funds	26 .68%
Fixed Income Funds	14 .46%
Specialty Funds	2.97%
Liabilities in Excess of Other Assets, Net	(0.19)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

35

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,940,236	$73,864	610,024	$6,540	113,890	$1,216	7,436,370	$79,188
Bond Market Index Fund	2,481,315	25,358	1,820,540	19,795	59,246	646	4,242,609	44,507
Core Plus Bond Fund I	6,544,132	69,484	658,721	7,250	110,963	1,217	7,091,890	75,517
Diversified International Fund	17,320,409	238,635	1,580,228	14,722	334,772	3,067	18,565,865	250,287
Diversified Real Asset Fund	3,924,329	40,978	643,422	7,481	68,890	791	4,498,861	47,668
Global Multi-Strategy Fund	2,217,000	22,170	1,512,399	15,495	12,998	133	3,716,401	37,532
Global Real Estate Securities Fund	6,680,240	50,522	6,756,146	50,545	36,955	278	13,399,431	100,789
High Yield Fund I	15,136,526	152,841	2,021,913	20,826	2,286,700	24,273	14,871,739	149,447
International Emerging Markets Fund	4,803,587	112,446	597,807	14,459	83,478	1,908	5,317,916	124,995
International Equity Index Fund	8,527,410	83,445	841,057	7,830	152,036	1,405	9,216,431	89,873
International Fund I	10,266,999	133,688	879,807	8,979	178,540	1,789	10,968,266	140,878
LargeCap Growth Fund	20,735,039	148,343	1,173,640	9,875	2,497,257	22,499	19,411,422	135,842
LargeCap Growth Fund I	34,554,020	264,718	3,711,995	34,599	571,295	5,309	37,694,720	294,014
LargeCap S&P 500 Index Fund	21,987,668	195,652	1,932,228	17,714	374,997	3,388	23,544,899	209,967
LargeCap Value Fund	17,290,228	165,439	1,334,116	12,957	272,239	2,605	18,352,105	175,797
LargeCap Value Fund I	30,484,194	320,300	2,469,377	26,558	492,472	5,204	32,461,099	341,656
MidCap Growth Fund III	6,112,278	53,105	1,548,890	17,707	97,473	1,038	7,563,695	69,774
MidCap Value Fund I	4,928,000	57,134	963,864	13,136	80,426	1,038	5,811,438	69,232
Overseas Fund	17,984,302	169,497	2,651,202	24,026	335,121	3,066	20,300,383	190,454
Preferred Securities Fund	7,156,235	71,806	629,637	6,078	121,911	1,156	7,663,961	76,726
Real Estate Securities Fund	5,137,278	82,520	23,116	425	2,493,408	47,247	2,666,986	33,600
SmallCap Growth Fund I	5,842,106	53,940	676,678	7,095	509,925	5,899	6,008,859	54,982
SmallCap Value Fund II	6,807,685	53,810	412,292	3,946	591,949	5,900	6,628,028	52,323

		$2,639,695		$348,038		$141,072		$2,845,048

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$1,416			$—			$—
Bond Market Index Fund		682			—			—
Core Plus Bond Fund I		2,080			—			—
Diversified International Fund		2,608			(3)			—
Diversified Real Asset Fund		511			—			762
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		899			—			—
High Yield Fund I		13,075			53			1,725
International Emerging Markets Fund		1,557			(2)			—
International Equity Index Fund		2,094			3			33
International Fund I		1,792			—			—
LargeCap Growth Fund		527			123			—
LargeCap Growth Fund I		495			6			11,732
LargeCap S&P 500 Index Fund		3,873			(11)			—
LargeCap Value Fund		2,414			6			—
LargeCap Value Fund I		5,381			2			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		428			—			—
Overseas Fund		7,959			(3)			3,953
Preferred Securities Fund		2,241			(2)			246
Real Estate Securities Fund		426			(2,098)			—
SmallCap Growth Fund I		—			(154)			3,442
SmallCap Value Fund II		293			467			—
		$50,751			$(1,613)			$21,893
All dollar amounts are shown in thousands (000's)

See accompanying notes.

36

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.03%
Bond & Mortgage Securities Fund (a)	1,235,766	$13,408
Bond Market Index Fund (a)	385,951	4,249
Core Plus Bond Fund I (a)	1,179,223	13,313
Diversified International Fund (a)	8,730,756	85,649
Diversified Real Asset Fund (a)	1,475,463	17,411
Global Multi-Strategy Fund (a),(b)	1,539,885	15,815
Global Real Estate Securities Fund (a)	3,148,442	24,337
High Yield Fund I (a)	5,774,801	62,137
International Emerging Markets Fund (a)	2,545,141	63,476
International Equity Index Fund(a)	4,676,695	45,177
International Fund I (a)	4,802,413	51,290
LargeCap Growth Fund (a)	8,551,844	78,249
LargeCap Growth Fund I (a)	17,057,463	177,909
LargeCap S&P 500 Index Fund(a)	10,378,061	101,913
LargeCap Value Fund (a)	8,248,162	85,369
LargeCap Value Fund I (a)	14,677,158	168,200
MidCap Growth Fund III (a),(b)	3,226,747	37,301
MidCap Value Fund I (a)	2,719,851	37,779
Overseas Fund (a)	10,035,449	96,441
Preferred Securities Fund (a)	3,056,228	30,440
Real Estate Securities Fund (a)	2,365,858	46,891
SmallCap Growth Fund I (a),(b)	2,661,493	31,352
SmallCap Value Fund II (a)	3,056,970	30,539
		$1,318,645
TOTAL INVESTMENT COMPANIES		$1,318,645
Total Investments		$1,318,645
Liabilities in Excess of Other Assets, Net - (0.03)%		$(356)
TOTAL NET ASSETS - 100.00%		$1,318,289

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$178,854
Unrealized Depreciation	(76,817)
Net Unrealized Appreciation (Depreciation)	$102,037
Cost for federal income tax purposes	$1,216,608

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60 .35%
International Equity Funds	27 .79%
Fixed Income Funds	9.37%
Specialty Funds	2.52%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

37

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2012 (unaudited)

	October 31,		October 31,
Affiliated Securities	2011		2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares		Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,114,716	~~$~~	11,902	141,503	$1,518	20,453	$218	1,235,766	$13,202
Bond Market Index Fund	347,944		3,589	44,991	491	6,984	76	385,951	4,004
Core Plus Bond Fund I	1,051,286		10,990	147,828	1,631	19,891	218	1,179,223	12,403
Diversified International Fund	7,960,135		107,023	938,489	8,786	167,868	1,527	8,730,756	114,282
Diversified Real Asset Fund	1,335,123		13,860	163,882	1,886	23,542	269	1,475,463	15,477
Global Multi-Strategy Fund	970,000		9,700	573,306	5,873	3,421	34	1,539,885	15,539
Global Real Estate Securities Fund	2,358,627		17,651	797,104	5,745	7,289	56	3,148,442	23,340
High Yield Fund I	5,106,958		52,299	739,253	7,629	71,410	741	5,774,801	59,187
International Emerging Markets Fund	2,308,135		55,248	279,022	6,691	42,016	954	2,545,141	60,984
International Equity Index Fund	4,255,953		42,628	497,303	4,649	76,561	703	4,676,695	46,575
International Fund I	4,771,524		59,741	484,483	4,960	453,594	4,860	4,802,413	59,813
LargeCap Growth Fund	9,138,834		63,680	651,671	5,521	1,238,661	11,149	8,551,844	58,151
LargeCap Growth Fund I	15,352,684		117,982	1,964,595	18,526	259,816	2,399	17,057,463	134,109
LargeCap S&P 500 Index Fund	9,510,124		84,652	1,038,354	9,582	170,417	1,525	10,378,061	92,705
LargeCap Value Fund	7,637,491		71,968	735,624	7,194	124,953	1,182	8,248,162	77,980
LargeCap Value Fund I	13,526,848		141,409	1,377,317	14,923	227,007	2,375	14,677,158	153,958
MidCap Growth Fund III	2,564,496		20,614	704,820	8,069	42,569	447	3,226,747	28,236
MidCap Value Fund I	2,151,278		24,255	603,723	8,256	35,150	447	2,719,851	32,064
Overseas Fund	8,736,505		82,407	1,466,036	13,371	167,092	1,528	10,035,449	94,249
Preferred Securities Fund	2,778,417		28,640	335,250	3,252	57,439	544	3,056,228	31,348
Real Estate Securities Fund	2,409,912		39,092	12,949	240	57,003	993	2,365,858	38,338
SmallCap Growth Fund I	2,449,015		22,715	336,201	3,568	123,723	1,409	2,661,493	24,875
SmallCap Value Fund II	2,965,775		23,452	234,423	2,253	143,228	1,410	3,056,970	24,314

			$1,105,497		$144,614		$35,064		$1,215,133

					Realized Gain/Loss		Realized Gain from
			Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund			$230			$—			$—
Bond Market Index Fund			96			—			—
Core Plus Bond Fund I			334			—			—
Diversified International Fund			1,200			—			—
Diversified Real Asset Fund			174			—			259
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			307			—			—
High Yield Fund I			4,401			—			581
International Emerging Markets Fund			749			(1)			—
International Equity Index Fund			1,045			1			16
International Fund I			833			(28)			—
LargeCap Growth Fund			232			99			—
LargeCap Growth Fund I			220			—			5,210
LargeCap S&P 500 Index Fund			1,675			(4)			—
LargeCap Value Fund			1,066			—			—
LargeCap Value Fund I			2,387			1			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			187			—			—
Overseas Fund			3,865			(1)			1,919
Preferred Securities Fund			879			—			96
Real Estate Securities Fund			240			(1)			—
SmallCap Growth Fund I			—			1			1,443
SmallCap Value Fund II			127			19			—
			$20,247			$86			$9,524
All dollar amounts are shown in thousands (000's)

See accompanying notes.

38

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.21%
Bond & Mortgage Securities Fund (a)	10,006,895	$108,575
Bond Market Index Fund (a)	5,104,770	56,204
Core Plus Bond Fund I (a)	10,103,048	114,063
Diversified International Fund (a)	1,259,468	12,355
Diversified Real Asset Fund (a)	2,955,968	34,880
Equity Income Fund (a)	2,229,326	42,848
Global Diversified Income Fund (a)	3,536,523	47,743
Global Multi-Strategy Fund (a),(b)	1,167,530	11,991
High Yield Fund I (a)	2,355,874	25,349
Inflation Protection Fund (a)	9,665,106	86,406
International Emerging Markets Fund (a)	207,539	5,176
International Equity Index Fund(a)	333,614	3,223
International Fund I (a)	449,028	4,796
LargeCap Growth Fund (a)	416,358	3,810
LargeCap Growth Fund I (a)	2,345,626	24,465
LargeCap S&P 500 Index Fund(a)	1,479,653	14,530
MidCap Blend Fund (a)	913,270	13,873
MidCap Growth Fund III (a),(b)	396,017	4,578
MidCap Value Fund I (a)	322,329	4,477
Overseas Fund (a)	1,294,417	12,439
Short-Term Income Fund (a)	8,397,557	101,526
SmallCap Growth Fund I (a),(b)	346,250	4,079
SmallCap Value Fund II (a)	398,529	3,981
		$741,367
TOTAL INVESTMENT COMPANIES		$741,367
Total Investments		$741,367
Liabilities in Excess of Other Assets, Net - (0.21)%		$(1,571)
TOTAL NET ASSETS - 100.00%		$739,796

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$44,461
Unrealized Depreciation	(10,894)
Net Unrealized Appreciation (Depreciation)	$33,567
Cost for federal income tax purposes	$707,800

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66 .53%
Domestic Equity Funds	15 .76%
Specialty Funds	12 .78%
International Equity Funds	5.14%
Liabilities in Excess of Other Assets, Net	(0.21)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

39

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	10,396,951	$112,252	1,008,807	$10,799	1,398,863	$15,013	10,006,895	$108,033
Bond Market Index Fund	2,977,137	30,435	2,500,294	27,200	372,661	4,073	5,104,770	53,564
Core Plus Bond Fund I	9,485,243	100,543	1,070,015	11,756	452,210	5,015	10,103,048	107,283
Diversified International Fund	798,335	11,855	519,602	5,047	58,469	559	1,259,468	16,343
Diversified Real Asset Fund	2,766,353	28,899	336,786	3,880	147,171	1,717	2,955,968	31,061
Equity Income Fund	—	—	2,265,831	43,075	36,505	701	2,229,326	42,374
Global Diversified Income Fund	3,306,253	35,076	381,043	4,990	150,773	1,998	3,536,523	38,069
Global Multi-Strategy Fund	2,130,000	21,300	43,170	441	1,005,640	10,308	1,167,530	11,676
High Yield Fund I	1,573,727	14,737	884,568	9,332	102,421	1,085	2,355,874	22,984
Inflation Protection Fund	12,335,264	110,868	759,336	6,639	3,429,494	30,324	9,665,106	86,218
International Emerging Markets Fund	117,961	2,748	100,259	2,486	10,681	258	207,539	4,976
International Equity Index Fund	310,029	2,975	43,343	405	19,758	189	333,614	3,191
International Fund I	423,953	6,450	48,068	491	22,993	240	449,028	6,701
LargeCap Growth Fund	1,350,234	9,066	50,242	399	984,118	8,555	416,358	2,265
LargeCap Growth Fund I	2,173,978	17,322	278,501	2,594	106,853	1,054	2,345,626	18,874
LargeCap S&P 500 Index Fund	1,044,621	10,585	507,987	4,904	72,955	685	1,479,653	14,809
LargeCap Value Fund	949,805	9,640	53,572	498	1,003,377	10,320	—	—
LargeCap Value Fund I	1,595,317	15,180	98,400	1,012	1,693,717	19,270	—	—
MidCap Blend Fund	—	—	929,517	13,759	16,247	246	913,270	13,517
MidCap Growth Fund III	389,031	3,031	11,759	122	4,773	49	396,017	3,104
MidCap Value Fund I	314,294	3,136	11,963	149	3,928	48	322,329	3,237
Overseas Fund	978,623	9,013	374,071	3,574	58,277	559	1,294,417	12,027
Preferred Securities Fund	1,113,857	12,373	83,252	792	1,197,109	11,987	—	—
Short-Term Income Fund	7,328,440	87,888	1,485,479	17,860	416,362	4,999	8,397,557	100,749
SmallCap Growth Fund I	517,876	4,124	57,784	603	229,410	2,672	346,250	2,752
SmallCap Value Fund II	532,453	4,118	33,610	321	167,534	1,671	398,529	3,078

		$663,614		$173,128		$133,595		$706,885

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund		$2,091			$(5)			$—
Bond Market Index Fund		818			2			—
Core Plus Bond Fund I		3,013			(1)			—
Diversified International Fund		120			—			—
Diversified Real Asset Fund		361			(1)			538
Equity Income Fund		154			—			—
Global Diversified Income Fund		1,370			1			140
Global Multi-Strategy Fund		—			243			—
High Yield Fund I		1,358			—			179
Inflation Protection Fund		153			(965)			—
International Emerging Markets Fund		39			—			—
International Equity Index Fund		76			—			1
International Fund I		74			—			—
LargeCap Growth Fund		34			1,355			—
LargeCap Growth Fund I		31			12			739
LargeCap S&P 500 Index Fund		185			5			—
LargeCap Value Fund		133			182			—
LargeCap Value Fund I		282			3,078			—
MidCap Blend Fund		—			4			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		27			—			—
Overseas Fund		432			(1)			215
Preferred Securities Fund		254			(1,178)			39
Short-Term Income Fund		1,032			—			—
SmallCap Growth Fund I		—			697			304
SmallCap Value Fund II		23			310			—
		$12,060			$3,738			$2,155
All dollar amounts are shown in thousands (000's)

See accompanying notes.

40

Schedule of Investments
SAM Balanced Portfolio
April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Diversified International Fund (a)	29,361,910	$288,040
Equity Income Fund (a)	32,677,759	628,067
Global Diversified Income Fund (a)	4,970,752	67,105
Global Multi-Strategy Fund (a),(b)	4,544,734	46,674
Global Real Estate Securities Fund (a)	2,902,413	22,436
Government & High Quality Bond Fund (a)	36,316,276	411,100
High Yield Fund (a)	13,194,140	100,803
Income Fund (a)	47,221,967	458,998
Inflation Protection Fund (a)	1,273,502	11,385
International Emerging Markets Fund (a)	3,000,400	74,830
LargeCap Blend Fund II (a)	9,478,047	99,614
LargeCap Growth Fund (a)	22,811,018	208,721
LargeCap Growth Fund II (a)	12,744,251	110,620
LargeCap Value Fund (a)	10,072,276	104,248
LargeCap Value Fund III (a)	11,616,432	124,412
MidCap Blend Fund (a)	7,042,472	106,975
MidCap Growth Fund III (a),(b)	1,127,574	13,035
Preferred Securities Fund (a)	8,043,219	80,111
Principal Capital Appreciation Fund (a)	6,142,475	259,335
Real Estate Securities Fund (a)	868,656	17,217
Short-Term Income Fund (a)	5,861,958	70,871
SmallCap Growth Fund I (a),(b)	8,538,033	100,578
SmallCap Value Fund II (a)	4,043,155	40,391
Small-MidCap Dividend Income Fund (a)	6,164,062	64,661
		$3,510,227
TOTAL INVESTMENT COMPANIES		$3,510,227
Total Investments		$3,510,227
Liabilities in Excess of Other Assets, Net - (0.02)%		$(627)
TOTAL NET ASSETS - 100.00%		$3,509,600

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$442,646
Unrealized Depreciation	(13,027)
Net Unrealized Appreciation (Depreciation)	$429,619
Cost for federal income tax purposes	$3,080,608

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .52%
Fixed Income Funds	32 .28%
International Equity Funds	10 .98%
Specialty Funds	3.24%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

41

Schedule of Investments
SAM Balanced Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	29,227,178	$282,138	670,590	$6,094	535,858	$4,907	29,361,910	$281,788
Equity Income Fund	33,170,886	518,833	484,531	8,939	977,658	17,894	32,677,759	510,454
Global Diversified Income Fund	4,902,191	65,067	166,162	2,161	97,601	1,274	4,970,752	65,922
Global Multi-Strategy Fund	2,185,071	21,851	2,359,663	23,707	—	—	4,544,734	45,558
Global Real Estate Securities Fund	2,849,025	20,909	53,388	369	—	—	2,902,413	21,278
Government & High Quality Bond Fund	37,488,263	397,468	753,454	8,505	1,925,441	21,716	36,316,276	384,373
High Yield Fund	12,579,714	89,606	955,162	7,098	340,736	2,567	13,194,140	94,098
Income Fund	44,651,631	402,716	2,570,336	24,687	—	—	47,221,967	427,403
Inflation Protection Fund	2,297,944	18,562	41,740	371	1,066,182	9,315	1,273,502	10,286
International Emerging Markets Fund	3,017,800	67,387	43,796	960	61,196	1,478	3,000,400	66,756
LargeCap Blend Fund II	9,065,014	85,204	413,033	4,000	—	—	9,478,047	89,204
LargeCap Growth Fund	22,701,316	121,953	246,954	2,159	137,252	1,107	22,811,018	123,153
LargeCap Growth Fund II	11,129,182	68,010	1,679,301	12,810	64,232	550	12,744,251	80,250
LargeCap Value Fund	8,955,887	89,777	1,116,389	11,185	—	—	10,072,276	100,962
LargeCap Value Fund III	11,406,558	98,208	274,499	2,655	64,625	686	11,616,432	100,193
MidCap Blend Fund	6,388,850	55,846	653,622	8,811	—	—	7,042,472	64,657
MidCap Growth Fund III	2,159,516	22,010	2,891	33	1,034,833	11,091	1,127,574	11,296
Preferred Securities Fund	7,838,470	60,843	330,040	3,181	125,291	1,215	8,043,219	62,794
Principal Capital Appreciation Fund	6,109,647	197,730	147,912	5,509	115,084	4,504	6,142,475	198,754
Real Estate Securities Fund	843,514	8,931	38,886	702	13,744	257	868,656	9,375
Short-Term Income Fund	5,144,911	59,893	717,047	8,628	—	—	5,861,958	68,521
SmallCap Growth Fund I	7,924,527	80,956	613,506	6,197	—	—	8,538,033	87,153
SmallCap Value Fund II	4,192,224	41,604	131,565	1,307	280,634	2,603	4,043,155	40,029
Small-MidCap Dividend Income Fund	5,795,349	57,205	385,103	3,960	16,390	172	6,164,062	61,001

		$2,932,707		$154,028		$81,336		$3,005,258

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$4,281			$(1,537)			$—
Equity Income Fund		8,939			576			—
Global Diversified Income Fund		1,955			(32)			203
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		337			—			—
Government & High Quality Bond Fund		8,118			116			—
High Yield Fund		4,229			(39)			2,806
Income Fund		10,955			—			—
Inflation Protection Fund		22			668			—
International Emerging Markets Fund		961			(113)			—
LargeCap Blend Fund II		1,108			—			—
LargeCap Growth Fund		569			148			—
LargeCap Growth Fund II		538			(20)			7,790
LargeCap Value Fund		1,249			—			—
LargeCap Value Fund III		2,058			16			—
MidCap Blend Fund		1,295			—			4,442
MidCap Growth Fund III		—			344			—
Preferred Securities Fund		2,391			(15)			265
Principal Capital Appreciation Fund		3,418			19			2,091
Real Estate Securities Fund		87			(1)			—
Short-Term Income Fund		717			—			—
SmallCap Growth Fund I		—			—			4,636
SmallCap Value Fund II		172			(279)			—
Small-MidCap Dividend Income Fund		1,335			8			—
		$54,734			$(141)			$22,233
All dollar amounts are shown in thousands (000's)

See accompanying notes.

42

Schedule of Investments SAM Conservative Balanced Portfolio April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.88%
Diversified International Fund (a)	5,581,203	$54,752
Equity Income Fund (a)	5,213,985	100,213
Global Diversified Income Fund (a)	2,086,504	28,168
Global Multi-Strategy Fund (a),(b)	1,165,507	11,970
Global Real Estate Securities Fund (a)	602,184	4,655
Government & High Quality Bond Fund (a)	16,517,885	186,982
High Yield Fund (a)	4,897,840	37,420
Income Fund (a)	23,150,831	225,026
Inflation Protection Fund (a)	1,410,165	12,607
International Emerging Markets Fund (a)	487,228	12,151
LargeCap Blend Fund II (a)	2,635,339	27,697
LargeCap Growth Fund (a)	4,406,100	40,316
LargeCap Growth Fund II (a)	3,253,243	28,238
LargeCap Value Fund (a)	2,929,302	30,318
LargeCap Value Fund III (a)	2,408,880	25,799
MidCap Blend Fund (a)	1,451,388	22,047
MidCap Growth Fund III (a),(b)	290,829	3,362
Preferred Securities Fund (a)	3,699,936	36,851
Principal Capital Appreciation Fund (a)	1,388,103	58,606
Real Estate Securities Fund (a)	155,221	3,076
Short-Term Income Fund (a)	4,243,089	51,299
SmallCap Growth Fund I (a),(b)	1,261,616	14,862
SmallCap Value Fund II (a)	803,459	8,027
Small-MidCap Dividend Income Fund (a)	1,323,101	13,879
		$1,038,321
TOTAL INVESTMENT COMPANIES		$1,038,321
Total Investments		$1,038,321
Other Assets in Excess of Liabilities, Net - 0.12%		$1,269
TOTAL NET ASSETS - 100.00%		$1,039,590

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$97,434
Unrealized Depreciation	(2,478)
Net Unrealized Appreciation (Depreciation)	$94,956
Cost for federal income tax purposes	$943,365

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52 .92%
Domestic Equity Funds	36 .21%
International Equity Funds	6.89%
Specialty Funds	3.86%
Other Assets in Excess of Liabilities, Net	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes.

43

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	5,429,356	$50,860	212,657	$1,988	60,810	$557	5,581,203	$52,096
Equity Income Fund	5,193,810	80,881	76,787	1,417	56,612	1,058	5,213,985	81,231
Global Diversified Income Fund	2,035,259	27,149	69,342	902	18,097	236	2,086,504	27,805
Global Multi-Strategy Fund	548,198	5,482	617,309	6,207	—	—	1,165,507	11,689
Global Real Estate Securities Fund	585,133	4,248	17,051	123	—	—	602,184	4,371
Government & High Quality Bond Fund	16,356,499	175,323	471,938	5,331	310,552	3,502	16,517,885	177,160
High Yield Fund	4,577,749	32,870	377,769	2,813	57,678	432	4,897,840	35,227
Income Fund	19,735,511	181,002	3,415,320	32,758	—	—	23,150,831	213,760
Inflation Protection Fund	1,426,174	11,569	106,493	949	122,502	1,071	1,410,165	11,508
International Emerging Markets Fund	481,842	8,882	7,014	154	1,628	41	487,228	8,994
LargeCap Blend Fund II	2,641,135	24,870	34,404	320	40,200	402	2,635,339	24,779
LargeCap Growth Fund	4,322,098	23,823	124,477	1,116	40,475	328	4,406,100	24,663
LargeCap Growth Fund II	2,087,544	14,174	1,200,580	9,553	34,881	299	3,253,243	23,414
LargeCap Value Fund	2,522,448	25,050	406,854	3,937	—	—	2,929,302	28,987
LargeCap Value Fund III	2,385,873	20,968	44,769	429	21,762	219	2,408,880	21,161
MidCap Blend Fund	1,092,414	11,328	359,298	4,984	324	4	1,451,388	16,308
MidCap Growth Fund III	625,207	6,236	29,200	336	363,578	3,906	290,829	2,912
Preferred Securities Fund	3,347,387	28,008	361,277	3,469	8,728	87	3,699,936	31,390
Principal Capital Appreciation Fund	1,370,993	45,353	33,314	1,241	16,204	633	1,388,103	45,963
Real Estate Securities Fund	154,377	1,365	844	16	—	—	155,221	1,381
Short-Term Income Fund	3,966,658	46,403	352,149	4,246	75,718	902	4,243,089	49,734
SmallCap Growth Fund I	945,751	9,707	315,865	3,428	—	—	1,261,616	13,135
SmallCap Value Fund II	720,453	7,199	85,942	857	2,936	29	803,459	8,026
Small-MidCap Dividend Income Fund	1,180,355	11,647	144,411	1,469	1,665	19	1,323,101	13,098

		$854,397		$88,043		$13,725		$928,792

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$799			$(195)			$—
Equity Income Fund		1,417			(9)			—
Global Diversified Income Fund		817			(10)			85
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		69			—			—
Government & High Quality Bond Fund		3,652			8			—
High Yield Fund		1,552			(24)			1,026
Income Fund		5,118			—			—
Inflation Protection Fund		17			61			—
International Emerging Markets Fund		154			(1)			—
LargeCap Blend Fund II		320			(9)			—
LargeCap Growth Fund		108			52			—
LargeCap Growth Fund II		123			(14)			1,763
LargeCap Value Fund		367			—			—
LargeCap Value Fund III		429			(17)			—
MidCap Blend Fund		243			—			831
MidCap Growth Fund III		—			246			—
Preferred Securities Fund		1,078			—			117
Principal Capital Appreciation Fund		770			2			470
Real Estate Securities Fund		16			—			—
Short-Term Income Fund		533			(13)			—
SmallCap Growth Fund I		—			—			594
SmallCap Value Fund II		31			(1)			—
Small-MidCap Dividend Income Fund		281			1			—
		$17,894			$77			$4,886
All dollar amounts are shown in thousands (000's)

See accompanying notes.

44

Schedule of Investments SAM Conservative Growth Portfolio April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.15%
Diversified International Fund (a)	26,286,694	$257,872
Diversified Real Asset Fund (a)	3,717,017	43,861
Equity Income Fund (a)	27,040,249	519,714
Global Multi-Strategy Fund (a),(b)	3,592,474	36,895
Global Real Estate Securities Fund (a)	3,944,265	30,489
Government & High Quality Bond Fund (a)	9,962,370	112,774
High Yield Fund (a)	5,587,478	42,688
Income Fund (a)	12,971,260	126,081
International Emerging Markets Fund (a)	2,446,591	61,018
LargeCap Blend Fund II (a)	8,144,320	85,597
LargeCap Growth Fund (a)	17,159,504	157,009
LargeCap Growth Fund II (a)	11,332,999	98,370
LargeCap Value Fund (a)	11,415,680	118,152
LargeCap Value Fund III (a)	12,524,879	134,141
MidCap Blend Fund (a)	6,139,079	93,253
MidCap Growth Fund III (a),(b)	708,739	8,193
Preferred Securities Fund (a)	1,784,680	17,775
Principal Capital Appreciation Fund (a)	5,517,706	232,958
Real Estate Securities Fund (a)	34,496	684
Short-Term Income Fund (a)	1,278,680	15,459
SmallCap Growth Fund I (a),(b)	8,361,451	98,498
SmallCap Value Fund II (a)	3,781,171	37,774
Small-MidCap Dividend Income Fund (a)	5,910,444	62,001
		$2,391,256
TOTAL INVESTMENT COMPANIES		$2,391,256
Total Investments		$2,391,256
Liabilities in Excess of Other Assets, Net - (0.15)%		$(3,663)
TOTAL NET ASSETS - 100.00%		$2,387,593

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$327,419
Unrealized Depreciation	(16,070)
Net Unrealized Appreciation (Depreciation)	$311,349
Cost for federal income tax purposes	$2,079,907

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .96%
International Equity Funds	14 .63%
Fixed Income Funds	13 .18%
Specialty Funds	3.38%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

45

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	26,569,216	$267,706	458,051	$4,057	740,573	$6,827	26,286,694	$262,651
Diversified Real Asset Fund	3,883,434	43,175	108,772	1,204	275,189	3,186	3,717,017	41,261
Equity Income Fund	27,829,097	435,596	403,757	7,448	1,192,605	21,979	27,040,249	421,950
Global Multi-Strategy Fund	1,775,733	17,757	1,816,741	18,232	—	—	3,592,474	35,989
Global Real Estate Securities Fund	3,877,496	28,629	66,769	459	—	—	3,944,265	29,088
Government & High Quality Bond Fund	10,644,953	111,663	266,710	3,012	949,293	10,700	9,962,370	104,391
High Yield Fund	5,750,858	40,426	441,138	3,282	604,518	4,581	5,587,478	39,148
Income Fund	12,597,936	112,393	442,187	4,245	68,863	657	12,971,260	115,975
Inflation Protection Fund	30,767	251	—	—	30,767	269	—	—
International Emerging Markets Fund	2,448,404	60,327	35,638	781	37,451	932	2,446,591	60,124
LargeCap Blend Fund II	7,912,673	74,089	231,647	2,247	—	—	8,144,320	76,336
LargeCap Growth Fund	16,888,709	92,955	270,795	2,297	—	—	17,159,504	95,252
LargeCap Growth Fund II	10,179,132	66,374	1,291,201	9,744	137,334	1,183	11,332,999	74,898
LargeCap Value Fund	11,032,715	111,259	382,965	3,698	—	—	11,415,680	114,957
LargeCap Value Fund III	12,979,076	118,430	237,265	2,275	691,462	7,039	12,524,879	113,874
MidCap Blend Fund	5,659,309	47,663	479,770	6,397	—	—	6,139,079	54,060
MidCap Growth Fund III	2,083,603	20,693	13,523	154	1,388,387	14,884	708,739	6,973
Preferred Securities Fund	1,698,843	12,384	85,837	830	—	—	1,784,680	13,214
Principal Capital Appreciation Fund	5,534,721	177,916	138,287	5,174	155,302	6,078	5,517,706	177,024
Real Estate Securities Fund	8,469	139	26,027	475	—	—	34,496	614
Short-Term Income Fund	1,109,426	12,828	169,254	2,035	—	—	1,278,680	14,863
SmallCap Growth Fund I	8,256,115	84,798	479,703	4,711	374,367	4,081	8,361,451	85,435
SmallCap Value Fund II	4,276,174	42,192	18,795	170	513,798	4,753	3,781,171	37,123
Small-MidCap Dividend Income Fund	5,747,268	56,940	163,176	1,654	—	—	5,910,444	58,594

		$2,036,583		$84,581		$87,149		$2,033,794

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$3,871			$(2,285)			$—
Diversified Real Asset Fund		483			68			721
Equity Income Fund		7,448			885			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		459			—			—
Government & High Quality Bond Fund		2,236			416			—
High Yield Fund		1,869			21			1,238
Income Fund		3,058			(6)			—
Inflation Protection Fund		—			18			—
International Emerging Markets Fund		782			(52)			—
LargeCap Blend Fund II		961			—			—
LargeCap Growth Fund		424			—			—
LargeCap Growth Fund II		486			(37)			7,064
LargeCap Value Fund		1,522			—			—
LargeCap Value Fund III		2,275			208			—
MidCap Blend Fund		1,141			—			3,917
MidCap Growth Fund III		—			1,010			—
Preferred Securities Fund		525			—			58
Principal Capital Appreciation Fund		3,078			12			1,879
Real Estate Securities Fund		3			—			—
Short-Term Income Fund		157			—			—
SmallCap Growth Fund I		—			7			4,711
SmallCap Value Fund II		170			(486)			—
Small-MidCap Dividend Income Fund		1,314			—			—
		$32,262			$(221)			$19,588
All dollar amounts are shown in thousands (000's)

See accompanying notes.

46

Schedule of Investments SAM Flexible Income Portfolio April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 99.86%
Diversified International Fund (a)	3,301,276	$32,385
Equity Income Fund (a)	4,831,445	92,860
Global Diversified Income Fund (a)	4,980,168	67,232
Global Real Estate Securities Fund (a)	1,985,842	15,351
Government & High Quality Bond Fund (a)	23,615,337	267,326
High Yield Fund (a)	6,503,091	49,684
Income Fund (a)	35,726,813	347,265
International Emerging Markets Fund (a)	512,253	12,776
LargeCap Blend Fund II (a)	2,403,778	25,264
LargeCap Growth Fund (a)	2,955,652	27,044
LargeCap Growth Fund II (a)	3,000,397	26,043
LargeCap Value Fund (a)	2,481,751	25,686
LargeCap Value Fund III (a)	2,081,503	22,293
MidCap Blend Fund (a)	1,189,094	18,062
Preferred Securities Fund (a)	7,136,705	71,082
Principal Capital Appreciation Fund (a)	602,566	25,440
Real Estate Securities Fund (a)	561,724	11,133
Short-Term Income Fund (a)	8,298,716	100,331
SmallCap Growth Fund I (a),(b)	1,023,233	12,054
Small-MidCap Dividend Income Fund (a)	3,180,158	33,360
		$1,282,671
TOTAL INVESTMENT COMPANIES		$1,282,671
Total Investments		$1,282,671
Other Assets in Excess of Liabilities, Net - 0.14%		$1,849
TOTAL NET ASSETS - 100.00%		$1,284,520

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$136,472
Unrealized Depreciation	(2,731)
Net Unrealized Appreciation (Depreciation)	$133,741
Cost for federal income tax purposes	$1,148,930

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .05%
Domestic Equity Funds	24 .88%
Specialty Funds	5.23%
International Equity Funds	4.70%
Other Assets in Excess of Liabilities, Net	0.14%
TOTAL NET ASSETS	100.00%

See accompanying notes.

47

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2012 (unaudited)

	October 31,	October 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	April 30, 2012	April 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	3,071,775	$28,734	229,501	$2,185	—	$—	3,301,276	$30,919
Equity Income Fund	4,845,815	73,506	71,153	1,313	85,523	1,541	4,831,445	73,326
Global Diversified Income Fund	4,851,856	64,740	165,228	2,149	36,916	475	4,980,168	66,388
Global Real Estate Securities Fund	1,964,953	14,425	33,806	232	12,917	90	1,985,842	14,555
Government & High Quality Bond Fund	23,668,688	254,283	456,148	5,148	509,499	5,746	23,615,337	253,919
High Yield Fund	6,148,392	42,257	468,253	3,480	113,554	845	6,503,091	44,875
Income Fund	29,103,290	265,333	6,623,523	63,679	—	—	35,726,813	329,012
International Emerging Markets Fund	346,135	7,691	166,960	3,845	842	23	512,253	11,505
LargeCap Blend Fund II	2,035,267	19,228	369,659	3,447	1,148	12	2,403,778	22,663
LargeCap Growth Fund	1,641,546	8,948	1,314,106	10,930	—	—	2,955,652	19,878
LargeCap Growth Fund II	2,416,684	16,376	586,417	4,572	2,704	23	3,000,397	20,924
LargeCap Value Fund	2,235,847	22,004	245,904	2,507	—	—	2,481,751	24,511
LargeCap Value Fund III	2,129,703	17,096	39,589	380	87,789	868	2,081,503	16,607
MidCap Blend Fund	1,114,712	9,887	76,104	995	1,722	25	1,189,094	10,859
Preferred Securities Fund	6,360,048	51,434	776,657	7,482	—	—	7,136,705	58,916
Principal Capital Appreciation Fund	534,895	17,234	67,671	2,712	—	—	602,566	19,946
Real Estate Securities Fund	559,098	6,840	3,054	57	428	8	561,724	6,889
Short-Term Income Fund	7,609,360	89,085	731,259	8,789	41,903	499	8,298,716	97,380
SmallCap Growth Fund I	504,011	5,351	519,222	5,537	—	—	1,023,233	10,888
Small-MidCap Dividend Income Fund	3,033,707	29,911	148,313	1,521	1,862	20	3,180,158	31,413

		$1,044,363		$130,960		$10,175		$1,165,373

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Fund		$454			$—			$—
Equity Income Fund		1,313			48			—
Global Diversified Income Fund		1,948			(26)			202
Global Real Estate Securities Fund		232			(12)			—
Government & High Quality Bond Fund		5,250			234			—
High Yield Fund		2,072			(17)			1,377
Income Fund		7,593			—			—
International Emerging Markets Fund		140			(8)			—
LargeCap Blend Fund II		283			—			—
LargeCap Growth Fund		56			—			—
LargeCap Growth Fund II		128			(1)			1,855
LargeCap Value Fund		308			—			—
LargeCap Value Fund III		380			(1)			—
MidCap Blend Fund		225			2			771
Preferred Securities Fund		2,059			—			221
Principal Capital Appreciation Fund		302			—			184
Real Estate Securities Fund		57			—			—
Short-Term Income Fund		1,052			5			—
SmallCap Growth Fund I		—			—			449
Small-MidCap Dividend Income Fund		696			1			—
		$24,548			$225			$5,059
All dollar amounts are shown in thousands (000's)

See accompanying notes.

48

Schedule of Investments SAM Strategic Growth Portfolio April 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	18,641,994	$182,878
Equity Income Fund (a)	17,173,822	330,081
Global Real Estate Securities Fund (a)	4,132,725	31,946
Government & High Quality Bond Fund (a)	790,523	8,949
International Emerging Markets Fund (a)	2,445,354	60,987
LargeCap Blend Fund II (a)	7,890,518	82,929
LargeCap Growth Fund (a)	13,949,619	127,639
LargeCap Growth Fund II (a)	8,116,179	70,448
LargeCap Value Fund (a)	6,313,321	65,343
LargeCap Value Fund III (a)	7,513,712	80,472
MidCap Blend Fund (a)	4,663,642	70,841
MidCap Growth Fund III (a),(b)	3,811,824	44,065
Principal Capital Appreciation Fund (a)	4,411,926	186,272
Real Estate Securities Fund (a)	323,400	6,410
SmallCap Growth Fund I (a),(b)	7,338,045	86,442
SmallCap Value Fund II (a)	3,777,595	37,738
Small-MidCap Dividend Income Fund (a)	4,260,869	44,696
		$1,518,136
TOTAL INVESTMENT COMPANIES		$1,518,136
Total Investments		$1,518,136
Liabilities in Excess of Other Assets, Net - (0.08)%		$(1,182)
TOTAL NET ASSETS - 100.00%		$1,516,954

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$224,636
Unrealized Depreciation	(12,222)
Net Unrealized Appreciation (Depreciation)	$212,414
Cost for federal income tax purposes	$1,305,722

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	81 .30%
International Equity Funds	18 .19%
Fixed Income Funds	0.59%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

49

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2012 (unaudited)

	October 31,		October 31,
Affiliated Securities	2011		2011	Purchases	Purchases		Sales		Sales	April 30, 2012 April 30, 2012
	Shares		Cost	Shares		Cost	Shares		Proceeds	Shares		Cost
Diversified International Fund	19,130,672	~~$~~	193,027	384,993	~~$~~	3,465	873,671	~~$~~	8,040	18,641,994	~~$~~	185,607
Equity Income Fund	17,832,861		283,407	257,242		4,745	916,281		16,770	17,173,822		270,993
Global Real Estate Securities Fund	4,051,569		29,085	81,156		562	—		—	4,132,725		29,647
Government & High Quality Bond	711,182		7,980	79,341		897	—		—	790,523		8,877
Fund
International Emerging Markets Fund	2,406,698		55,564	42,762		956	4,106		101	2,445,354		56,413
LargeCap Blend Fund II	8,117,457		74,697	104,912		975	331,851		3,316	7,890,518		72,483
LargeCap Growth Fund	13,697,471		79,249	252,148		2,187	—		—	13,949,619		81,436
LargeCap Growth Fund II	7,441,699		48,428	793,370		5,889	118,890		1,022	8,116,179		53,306
LargeCap Value Fund	5,994,361		60,444	318,960		3,178	—		—	6,313,321		63,622
LargeCap Value Fund III	7,463,816		62,698	180,303		1,755	130,407		1,393	7,513,712		63,119
MidCap Blend Fund	4,353,257		38,021	326,183		4,302	15,798		237	4,663,642		42,093
MidCap Growth Fund III	4,660,744		47,149	—		—	848,920		8,989	3,811,824		38,250
Principal Capital Appreciation Fund	4,518,699		149,799	107,923		4,020	214,696		8,421	4,411,926		145,474
Real Estate Securities Fund	317,875		3,258	18,016		332	12,491		235	323,400		3,355
SmallCap Growth Fund I	6,898,290		71,070	439,755		4,360	—		—	7,338,045		75,430
SmallCap Value Fund II	4,432,466		42,418	19,390		175	674,261		6,252	3,777,595		35,727
Small-MidCap Dividend Income Fund	4,128,828		40,835	132,041		1,344	—		—	4,260,869		42,179

			$1,287,129			$39,142			$54,776			$1,268,011

					Realized Gain/Loss					Realized Gain from
			Income			on Investments			Other Investment Companies
Diversified International Fund			$2,768				$(2,845)					$—
Equity Income Fund			4,745				(389)					—
Global Real Estate Securities Fund			480				—					—
Government & High Quality Bond Fund			166				—					—
International Emerging Markets Fund			769				(6)					—
LargeCap Blend Fund II			975				127					—
LargeCap Growth Fund			344				—					—
LargeCap Growth Fund II			355				11					5,159
LargeCap Value Fund			827				—					—
LargeCap Value Fund III			1,345				59					—
MidCap Blend Fund			877				7					3,012
MidCap Growth Fund III			—				90					—
Principal Capital Appreciation Fund			2,496				76					1,524
Real Estate Securities Fund			33				—					—
SmallCap Growth Fund I			—				—					4,023
SmallCap Value Fund II			175				(614)					—
Small-MidCap Dividend Income Fund			944				—					—
			$17,299				$(3,484)					$13,718
All dollar amounts are shown in thousands (000's)

See accompanying notes.

50

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51

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2012	(c)	$11 .40	$0 .17	$0 .56	$0 .73	($0 .24)	$–	($0 .24)	$11.89	6 .59	%(d)
2011		11.19	0.25	0 .21	0 .46	(0 .25)	–	(0 .25)	11 .40	4 .13
2010		9.90	0.25	1 .33	1 .58	(0 .29)	–	(0 .29)	11 .19	16 .25
2009		9.24	0.25	1 .02	1 .27	(0 .31)	(0 .30)	(0.61)	9 .90	15 .03
2008		14.23	0.43	(4 .75)	(4 .32)	(0 .44)	(0 .23)	(0.67)	9 .24	(31 .75)
2007		13.28	0.37	1 .00	1 .37	(0 .35)	(0 .07)	(0.42)	14 .23	10 .62
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2012	(c)	11.69	0.20	0 .77	0 .97	(0 .23)	–	(0 .23)	12 .43	8 .45	(d)
2011		11.52	0.21	0 .18	0 .39	(0 .22)	–	(0 .22)	11 .69	3 .39
2010		10.09	0.22	1 .47	1 .69	(0 .26)	–	(0 .26)	11 .52	16 .97
2009		9.35	0.23	1 .12	1 .35	(0 .25)	(0 .36)	(0.61)	10 .09	15 .75
2008		15.16	0.37	(5 .49)	(5 .12)	(0 .40)	(0 .29)	(0.69)	9 .35	(35 .25)
2007		13.75	0.31	1 .54	1 .85	(0 .35)	(0 .09)	(0.44)	15 .16	13 .75
Class B shares
2012	(c)	11.69	0.16	0 .76	0 .92	(0 .13)	–	(0 .13)	12 .48	7 .96	(d)
2011		11.51	0.13	0 .18	0 .31	(0 .13)	–	(0 .13)	11 .69	2 .67
2010		10.08	0.15	1 .47	1 .62	(0 .19)	–	(0 .19)	11 .51	16 .21
2009		9.33	0.17	1 .10	1 .27	(0 .16)	(0 .36)	(0.52)	10 .08	14 .74
2008		15.12	0.32	(5 .52)	(5 .20)	(0 .30)	(0 .29)	(0.59)	9 .33	(35 .71)
2007		13.72	0.21	1 .52	1 .73	(0 .24)	(0 .09)	(0.33)	15 .12	12 .80
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2012	(c)	11.49	0.20	0 .80	1 .00	(0 .22)	–	(0 .22)	12 .27	8 .90	(d)
2011		11.30	0.17	0 .21	0 .38	(0 .19)	–	(0 .19)	11 .49	3 .32
2010		9.80	0.19	1 .53	1 .72	(0 .22)	–	(0 .22)	11 .30	17 .79
2009		9.08	0.19	1 .09	1 .28	(0 .20)	(0 .36)	(0.56)	9 .80	15 .44
2008		15.30	0.36	(5 .87)	(5 .51)	(0 .39)	(0 .32)	(0.71)	9 .08	(37 .66)
2007		13.64	0.26	1 .81	2 .07	(0 .31)	(0 .10)	(0.41)	15 .30	15 .55
Class B shares
2012	(c)	11.51	0.17	0 .80	0 .97	(0 .12)	–	(0 .12)	12 .36	8 .50	(d)
2011		11.32	0.10	0 .19	0 .29	(0 .10)	–	(0 .10)	11 .51	2 .55
2010		9.83	0.12	1 .52	1 .64	(0 .15)	–	(0 .15)	11 .32	16 .86
2009		9.08	0.14	1 .08	1 .22	(0 .11)	(0 .36)	(0.47)	9 .83	14 .57
2008		15.28	0.30	(5 .90)	(5 .60)	(0 .28)	(0 .32)	(0.60)	9 .08	(38 .04)
2007		13.60	0.15	1 .84	1 .99	(0 .21)	(0 .10)	(0.31)	15 .28	14 .86

See accompanying notes.

52

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$36,991	0.41%(e)	,(f),(g)	3.04	%(e)	35 .4	%(e)
34,966	0.41 (f)	,(g)	2.18		16 .4
38,183	0.41 (f)	,(g)	2.41		36 .2
32,081	0.47 (f)	,(g)	2.89		28 .4
27,444	0.50 (f)	,(g)	3.58		12 .7
33,273	0.50 (f)	,(g)	2.69		14 .7

93,864	0.41 (e)	,(f),(g)	3.32	(e)	31 .8	(e)
85,340	0.41 (f)	,(g)	1.80		8 .8
82,683	0.41 (f)	,(g)	2.02		32 .0
67,298	0.46 (f)	,(g)	2.57		15 .7
49,723	0.50 (f)	,(g)	2.93		7 .1
52,923	0.50 (f)	,(g)	2.17		15 .1

7,037	1.16 (e)	,(f),(g)	2.72	(e)	31 .8	(e)
7,669	1.16 (f)	,(g)	1.11		8 .8
8,573	1.16 (f)	,(g)	1.36		32 .0
8,049	1.22 (f)	,(g)	1.97		15 .7
7,264	1.25 (f)	,(g)	2.55		7 .1
11,033	1.25 (f)	,(g)	1.50		15 .1

79,118	0.41 (e)	,(f),(g)	3.43	(e)	28 .2	(e)
69,285	0.41 (f)	,(g)	1.46		10 .7
62,470	0.41 (f)	,(g)	1.83		32 .1
49,349	0.46 (f)	,(g)	2.18		9 .5
33,002	0.50 (f)	,(g)	2.85		6 .6
39,873	0.50 (f)	,(g)	1.81		15 .5

6,563	1.16 (e)	,(f),(g)	2.85	(e)	28 .2	(e)
6,963	1.16 (f)	,(g)	0.84		10 .7
7,929	1.16 (f)	,(g)	1.17		32 .1
7,373	1.22 (f)	,(g)	1.58		9 .5
6,193	1.25 (f)	,(g)	2.36		6 .6
9,058	1.25 (f)	,(g)	1.08		15 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

53

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss)	Investment	Investment	Realized	and	Value, End	Total
		Period	(Loss)(a)	on Investments	Operations	Income	Gains	Distributions	of Period	Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2012	(c)	$11 .42	$0 .18	$0 .87	$1 .05	($0 .20)	$–	($0 .20)	$12.27	9 .39% (d)
2011		11.23	0.15	0 .20	0 .35	(0 .16)	–	(0 .16)	11 .42	3 .08
2010		9.71	0.17	1 .54	1 .71	(0 .19)	–	(0 .19)	11 .23	17 .82
2009		8.99	0.16	1 .07	1 .23	(0 .17)	(0 .34)	(0.51)	9 .71	14 .98
2008		15.57	0.34	(6 .22)	(5 .88)	(0 .39)	(0 .31)	(0.70)	8 .99	(39 .41)
2007		13.68	0.22	2 .07	2 .29	(0 .30)	(0 .10)	(0.40)	15 .57	17 .09
Class B shares
2012	(c)	11.33	0.15	0 .85	1 .00	(0 .10)	–	(0 .10)	12 .23	8 .92 (d)
2011		11.13	0.07	0 .20	0 .27	(0 .07)	–	(0 .07)	11 .33	2 .40
2010		9.64	0.10	1 .51	1 .61	(0 .12)	–	(0 .12)	11 .13	16 .86
2009		8.91	0.11	1 .05	1 .16	(0 .09)	(0 .34)	(0.43)	9 .64	14 .11
2008		15.42	0.25	(6 .17)	(5 .92)	(0 .28)	(0 .31)	(0.59)	8 .91	(39 .79)
2007		13.55	0.12	2 .04	2 .16	(0 .19)	(0 .10)	(0.29)	15 .42	16 .22
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2012	(c)	11.09	0.17	0 .87	1 .04	(0 .17)	–	(0 .17)	11 .96	9 .61 (d)
2011		10.90	0.14	0 .19	0 .33	(0 .14)	–	(0 .14)	11 .09	2 .95
2010		9.38	0.15	1 .53	1 .68	(0 .16)	–	(0 .16)	10 .90	18 .10
2009		8.72	0.13	1 .04	1 .17	(0 .15)	(0 .36)	(0.51)	9 .38	14 .66
2008		15.36	0.33	(6 .24)	(5 .91)	(0 .37)	(0 .36)	(0.73)	8 .72	(40 .22)
2007		13.41	0.19	2 .13	2 .32	(0 .26)	(0 .11)	(0.37)	15 .36	17 .71
Class B shares
2012	(c)	10.98	0.13	0 .87	1 .00	(0 .07)	–	(0 .07)	11 .91	9 .23 (d)
2011		10.79	0.06	0 .18	0 .24	(0 .05)	–	(0 .05)	10 .98	2 .17
2010		9.30	0.08	1 .51	1 .59	(0 .10)	–	(0 .10)	10 .79	17 .16
2009		8.63	0.09	1 .01	1 .10	(0 .07)	(0 .36)	(0.43)	9 .30	13 .78
2008		15.21	0.25	(6 .20)	(5 .95)	(0 .27)	(0 .36)	(0.63)	8 .63	(40 .67)
2007		13.30	0.02	2 .18	2 .20	(0 .18)	(0 .11)	(0.29)	15 .21	16 .80
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2012	(c)	11.00	0.17	0 .37	0 .54	(0 .28)	–	(0 .28)	11 .26	5 .00 (d)
2011		10.93	0.31	0 .06	0 .37	(0 .30)	–	(0 .30)	11 .00	3 .50
2010		9.95	0.32	1 .00	1 .32	(0 .34)	–	(0 .34)	10 .93	13 .67
2009		9.43	0.26	0 .85	1 .11	(0 .46)	(0 .13)	(0.59)	9 .95	12 .76
2008		12.95	0.52	(3 .36)	(2 .84)	(0 .51)	(0 .17)	(0.68)	9 .43	(23 .06)
2007		12.74	0.51	0 .15	0 .66	(0 .39)	(0 .06)	(0.45)	12 .95	5 .30
Class B shares
2012	(c)	10.88	0.13	0 .36	0 .49	(0 .17)	–	(0 .17)	11 .20	4 .57 (d)
2011		10.81	0.23	0 .06	0 .29	(0 .22)	–	(0 .22)	10 .88	2 .73
2010		9.86	0.25	0 .99	1 .24	(0 .29)	–	(0 .29)	10 .81	12 .81
2009		9.32	0.20	0 .85	1 .05	(0 .38)	(0 .13)	(0.51)	9 .86	12 .08
2008		12.82	0.45	(3 .36)	(2 .91)	(0 .42)	(0 .17)	(0.59)	9 .32	(23 .73)
2007		12.63	0.40	0 .16	0 .56	(0 .31)	(0 .06)	(0.37)	12 .82	4 .51

See accompanying notes.

54

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$51,346	0.41%(e)	,(f),(g)	3.17	%(e)	9 .9	%(e)
44,108	0 .41 (f)	,(g)	1.28		12 .6
38,484	0 .41 (f)	,(g)	1.62		31 .4
30,106	0 .46 (f)	,(g)	1.85		5 .8
19,918	0 .50 (f)	,(g)	2.68		6 .0
24,434	0 .50 (f)	,(g)	1.49		16 .5

4,777	1.16 (e)	,(f),(g)	2 .61	(e)	9 .9	(e)
5,195	1 .16 (f)	,(g)	0.61		12 .6
5,620	1 .16 (f)	,(g)	1.00		31 .4
5,463	1 .22 (f)	,(g)	1.29		5 .8
4,794	1 .25 (f)	,(g)	1.99		6 .0
6,161	1 .25 (f)	,(g)	0.86		16 .5

30,647	0.41 (e)	,(f),(g)	2 .97	(e)	5 .8	(e)
26,285	0 .41 (f)	,(g)	1.18		15 .5
23,723	0 .41 (f)	,(g)	1.45		30 .1
18,611	0 .46 (f)	,(g)	1.63		15 .2
11,391	0 .50 (f)	,(g)	2.70		6 .8
14,930	0 .50 (f)	,(g)	1.32		21 .2

1,480	1.16 (e)	,(f),(g)	2 .32	(e)	5 .8	(e)
1,491	1 .16 (f)	,(g)	0.53		15 .5
1,783	1 .16 (f)	,(g)	0.83		30 .1
1,762	1 .22 (f)	,(g)	1.14		15 .2
1,496	1 .25 (f)	,(g)	2.05		6 .8
2,106	1 .25 (f)	,(g)	0.15		21 .2

27,278	0.41 (e)	,(f),(g)	3 .01	(e)	37 .5	(e)
25,812	0 .41 (f)	,(g)	2.87		19 .8
25,982	0 .41 (f)	,(g)	3.09		46 .9
21,341	0 .47 (f)	,(g)	2.85		35 .9
17,473	0 .50 (f)	,(g)	4.57		30 .7
15,668	0 .50 (f)	,(g)	3.98		25 .3

538	1.16 (e)	,(f),(g)	2 .40	(e)	37 .5	(e)
798	1 .16 (f)	,(g)	2.14		19 .8
840	1 .16 (f)	,(g)	2.43		46 .9
730	1 .22 (f)	,(g)	2.23		35 .9
816	1 .25 (f)	,(g)	3.95		30 .7
758	1 .25 (f)	,(g)	3.18		25 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

55

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss)	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	on Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2012	(c)	$12 .67	$0 .17	$0 .85	$1 .02	($0 .17)	$–	($0 .17)	$13.52	8 .13% (d)
2011		12.45	0.28	0 .22	0 .50	(0 .28)	–	(0 .28)	12 .67	4 .03
2010		11.00	0.26	1 .46	1 .72	(0 .27)	–	(0 .27)	12 .45	15 .84
2009		10.84	0.30	1 .06	1 .36	(0 .29)	(0 .91)	(1.20)	11 .00	14 .51
2008		16.18	0.47	(4 .53)	(4 .06)	(0 .51)	(0 .77)	(1.28)	10 .84	(27 .01)
2007		14.51	0.37	1 .70	2 .07	(0 .32)	(0 .08)	(0.40)	16 .18	14 .48
Class B shares
2012	(c)	12.65	0.11	0 .85	0 .96	(0 .11)	–	(0 .11)	13 .50	7 .65 (d)
2011		12.42	0.19	0 .21	0 .40	(0 .17)	–	(0 .17)	12 .65	3 .22
2010		10.97	0.17	1 .45	1 .62	(0 .17)	–	(0 .17)	12 .42	14 .88
2009		10.81	0.22	1 .06	1 .28	(0 .21)	(0 .91)	(1.12)	10 .97	13 .65
2008		16.14	0.37	(4 .53)	(4 .16)	(0 .40)	(0 .77)	(1.17)	10 .81	(27 .57)
2007		14.47	0.26	1 .69	1 .95	(0 .20)	(0 .08)	(0.28)	16 .14	13 .64
Class C shares
2012	(c)	12.54	0.12	0 .84	0 .96	(0 .12)	–	(0 .12)	13 .38	7 .75 (d)
2011		12.33	0.19	0 .21	0 .40	(0 .19)	–	(0 .19)	12 .54	3 .22
2010		10.89	0.17	1 .45	1 .62	(0 .18)	–	(0 .18)	12 .33	15 .03
2009		10.75	0.22	1 .05	1 .27	(0 .22)	(0 .91)	(1.13)	10 .89	13 .62
2008		16.05	0.36	(4 .49)	(4 .13)	(0 .40)	(0 .77)	(1.17)	10 .75	(27 .52)
2007		14.40	0.25	1 .69	1 .94	(0 .21)	(0 .08)	(0.29)	16 .05	13 .59
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2012	(c)	10.56	0.16	0 .52	0 .68	(0 .16)	(0 .05)	(0 .21)	11 .03	6 .55 (d)
2011		10.46	0.30	0 .10	0 .40	(0 .30)	–	(0 .30)	10 .56	3 .81
2010		9.47	0.29	1 .00	1 .29	(0 .30)	–	(0 .30)	10 .46	13 .84
2009		8.84	0.32	0 .99	1 .31	(0 .31)	(0 .37)	(0.68)	9 .47	16 .04
2008		11.93	0.41	(2 .65)	(2 .24)	(0 .44)	(0 .41)	(0.85)	8 .84	(20 .00)
2007		11.12	0.36	0 .86	1 .22	(0 .33)	(0 .08)	(0.41)	11 .93	11 .17
Class B shares
2012	(c)	10.55	0.12	0 .52	0 .64	(0 .11)	(0 .05)	(0 .16)	11 .03	6 .16 (d)
2011		10.44	0.22	0 .09	0 .31	(0 .20)	–	(0 .20)	10 .55	3 .00
2010		9.45	0.22	0 .98	1 .20	(0 .21)	–	(0 .21)	10 .44	12 .89
2009		8.82	0.25	0 .99	1 .24	(0 .24)	(0 .37)	(0.61)	9 .45	15 .15
2008		11.91	0.33	(2 .65)	(2 .32)	(0 .36)	(0 .41)	(0.77)	8 .82	(20 .65)
2007		11.10	0.28	0 .85	1 .13	(0 .24)	(0 .08)	(0.32)	11 .91	10 .33
Class C shares
2012	(c)	10.48	0.12	0 .52	0 .64	(0 .12)	(0 .05)	(0 .17)	10 .95	6 .21 (d)
2011		10.38	0.22	0 .10	0 .32	(0 .22)	–	(0 .22)	10 .48	3 .07
2010		9.40	0.22	0 .99	1 .21	(0 .23)	–	(0 .23)	10 .38	12 .99
2009		8.78	0.26	0 .98	1 .24	(0 .25)	(0 .37)	(0.62)	9 .40	15 .21
2008		11.86	0.32	(2 .63)	(2 .31)	(0 .36)	(0 .41)	(0.77)	8 .78	(20 .62)
2007		11.06	0.27	0 .85	1 .12	(0 .24)	(0 .08)	(0.32)	11 .86	(10 .31)

See accompanying notes.

56

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets		Assets		Turnover Rate

$1,675,179	0.71%	(e),(f)	– %		2 .59	%(e)	4 .9	%(e)
1,580,189	0.70	(f)	–		2 .19		29 .6
1,627,536	0.71	(f)	–		2 .21		13 .2
1,550,550	0.74	(f)	–		3.01		5.1
1,685,305	0.67	(f)	–		3 .39		34 .8
2,594,033	0.64	(f)	0.64 (f)	,(g)	2 .42		14 .6

222,780	1.57 (e),	(f),(h)	–		1 .79	(e)	4 .9	(e)
279,613	1.50 (f)	,(h)	–		1 .46		29 .6
437,393	1.51	(f)	–		1 .46		13 .2
572,722	1.53	(f)	–		2.28		5.1
748,701	1.43	(f)	–		2 .71		34 .8
1,377,682	1.40	(f)	1.40 (f)	,(g)	1 .69		14 .6

564,732	1.45 (e)	,(f)	–		1 .86	(e)	4 .9	(e)
541,446	1.43	(f)	–		1 .46		29 .6
576,580	1.45	(f)	–		1 .47		13 .2
575,405	1.48	(f)	–		2.28		5.1
639,449	1.41	(f)	–		2 .65		34 .8
966,785	1.40	(f)	1.40 (f)	,(g)	1 .65		14 .6

368,664	0.71 (e)	,(f)	–		3 .01	(e)	2 .8	(e)
335,253	0.70	(f)	–		2 .79		21 .4
313,168	0.70	(f)	–		2 .94		11 .4
274,740	0.74	(f)	–		3.71		9.2
247,297	0.68	(f)	–		3 .83		27 .7
317,494	0.66	(f)	0.66 (f)	,(g)	3 .18		12 .7

40,632	1.57 (e)	,(f),(h)	–		2 .18	(e)	2 .8	(e)
50,227	1.51 (f)	,(h)	–		2 .05		21 .4
77,135	1.51	(f)	–		2 .17		11 .4
93,923	1.54	(f)	–		2.96		9.2
107,873	1.44	(f)	–		3 .12		27 .7
159,229	1.43	(f)	1.43 (f)	,(g)	2 .42		12 .7

175,102	1.45 (e)	,(f)	–		2 .26	(e)	2 .8	(e)
168,814	1.44	(f)	–		2 .06		21 .4
172,782	1.45	(f)	–		2 .20		11 .4
160,228	1.48	(f)	–		3.00		9.2
149,913	1.42	(f)	–		3 .07		27 .7
181,365	1.41	(f)	1.41 (f)	,(g)	2 .42		12 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Excludes expense reimbursement from Manager and/or custodian.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

57

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2012	(c)	$13 .48	$0 .15	$1 .10	$1 .25	($0 .20)	$–	($0 .20)	$14.53	9 .42% (d)
2011		13.13	0.19	0 .35	0 .54	(0 .19)	–	(0 .19)	13 .48	4 .10
2010		11.38	0.17	1 .77	1 .94	(0 .19)	–	(0 .19)	13 .13	17 .21
2009		11.58	0.22	0 .95	1 .17	(0 .22)	(1 .15)	(1.37)	11 .38	12 .30
2008		19.04	0.45	(6 .36)	(5 .91)	(0 .47)	(1 .08)	(1.55)	11 .58	(33 .63)
2007		16.44	0.29	2 .52	2 .81	(0 .21)	–	(0 .21)	19 .04	17 .26
Class B shares
2012	(c)	12.94	0.09	1 .07	1 .16	(0 .06)	–	(0 .06)	14 .04	8 .97 (d)
2011		12.59	0.09	0 .32	0 .41	(0 .06)	–	(0 .06)	12 .94	3 .27
2010		10.92	0.08	1 .68	1 .76	(0 .09)	–	(0 .09)	12 .59	16 .22
2009		11.13	0.14	0 .90	1 .04	(0 .10)	(1 .15)	(1.25)	10 .92	11 .41
2008		18.36	0.34	(6 .15)	(5 .81)	(0 .34)	(1 .08)	(1.42)	11 .13	(34 .12)
2007		15.86	0.16	2 .42	2 .58	(0 .08)	–	(0 .08)	18 .36	16 .35
Class C shares
2012	(c)	12.77	0.09	1 .05	1 .14	(0 .10)	–	(0 .10)	13 .81	8 .99 (d)
2011		12.44	0.09	0 .33	0 .42	(0 .09)	–	(0 .09)	12 .77	3 .38
2010		10.80	0.07	1 .68	1 .75	(0 .11)	–	(0 .11)	12 .44	16 .29
2009		11.03	0.14	0 .90	1 .04	(0 .12)	(1 .15)	(1.27)	10 .80	11 .48
2008		18.22	0.32	(6 .08)	(5 .76)	(0 .35)	(1 .08)	(1.43)	11 .03	(34 .16)
2007		15.75	0.15	2 .42	2 .57	(0 .10)	–	(0 .10)	18 .22	16 .38
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2012	(c)	11.32	0.20	0 .46	0 .66	(0 .20)	(0 .02)	(0 .22)	11 .76	5 .84 (d)
2011		11.31	0.40	0 .01	0 .41	(0 .40)	–	(0 .40)	11 .32	3 .64
2010		10.44	0.39	0 .90	1 .29	(0 .42)	–	(0 .42)	11 .31	12 .61
2009		9.50	0.41	1 .18	1 .59	(0 .41)	(0 .24)	(0.65)	10 .44	17 .66
2008		11.92	0.45	(2 .13)	(1 .68)	(0 .47)	(0 .27)	(0.74)	9 .50	(14 .96)
2007		11.54	0.44	0 .41	0 .85	(0 .43)	(0 .04)	(0.47)	11 .92	7 .54
Class B shares
2012	(c)	11.32	0.15	0 .45	0 .60	(0 .14)	(0 .02)	(0 .16)	11 .76	5 .36 (d)
2011		11.31	0.31	–	0 .31	(0 .30)	–	(0 .30)	11 .32	2 .74
2010		10.43	0.30	0 .90	1 .20	(0 .32)	–	(0 .32)	11 .31	11 .69
2009		9.48	0.34	1 .18	1 .52	(0 .33)	(0 .24)	(0.57)	10 .43	16 .85
2008		11.91	0.38	(2 .16)	(1 .78)	(0 .38)	(0 .27)	(0.65)	9 .48	(15 .71)
2007		11.53	0.35	0 .41	0 .76	(0 .34)	(0 .04)	(0.38)	11 .91	6 .72
Class C shares
2012	(c)	11.23	0.15	0 .47	0 .62	(0 .16)	(0 .02)	(0 .18)	11 .67	5 .50 (d)
2011		11.23	0.31	–	0 .31	(0 .31)	–	(0 .31)	11 .23	2 .80
2010		10.36	0.30	0 .90	1 .20	(0 .33)	–	(0 .33)	11 .23	11 .81
2009		9.43	0.34	1 .17	1 .51	(0 .34)	(0 .24)	(0.58)	10 .36	16 .87
2008		11.85	0.37	(2 .14)	(1 .77)	(0 .38)	(0 .27)	(0.65)	9 .43	(15 .69)
2007		11.47	0.35	0 .41	0 .76	(0 .34)	(0 .04)	(0.38)	11 .85	6 .76

See accompanying notes.

58

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets		Assets		Turnover Rate

$1,197,951	0.73%	(e),(f)	– %		2 .12	%(e)	7 .4	%(e)
1,124,629	0.71	(f)	–		1 .42		31 .9
1,178,547	0.72	(f)	–		1 .37		15 .4
1,103,246	0.77	(f)	–		2.15		4.2
1,204,478	0.68	(f)	–		2 .90		32 .4
2,002,371	0.65	(f)	0.65 (f)	,(g)	1 .68		16 .2

171,101	1.57 (e),	(f),(h)	–		1 .35	(e)	7 .4	(e)
210,707	1.51 (f)	,(h)	–		0 .70		31 .9
317,492	1.52	(f)	–		0 .64		15 .4
414,345	1.55	(f)	–		1.43		4.2
545,926	1.44	(f)	–		2 .26		32 .4
1,089,177	1.41	(f)	1.41 (f)	,(g)	0 .96		16 .2

463,564	1.47 (e)	,(f)	–		1 .38	(e)	7 .4	(e)
447,955	1.46	(f)	–		0 .68		31 .9
493,019	1.48	(f)	–		0 .64		15 .4
509,044	1.52	(f)	–		1.42		4.2
590,888	1.43	(f)	–		2 .16		32 .4
1,000,468	1.41	(f)	1.41 (f)	,(g)	0 .92		16 .2

573,527	0.69 (e)	,(f)	–		3 .46	(e)	1 .7	(e)
521,730	0.69	(f)	–		3 .48		19 .6
461,662	0.70	(f)	–		3.56		9.5
390,778	0.74	(f)	–		4 .34		11 .4
349,745	0.67	(f)	–		4 .09		35 .1
393,734	0.65	(f)	0.65 (f)	,(g)	3 .75		9 .7

47,620	1.57 (e),	(f),(h)	–		2 .60	(e)	1 .7	(e)
63,476	1.52 (f)	,(h)	–		2 .71		19 .6
105,145	1.51	(f)	–		2.80		9.5
143,196	1.52	(f)	–		3 .61		11 .4
175,763	1.44	(f)	–		3 .39		35 .1
258,168	1.42	(f)	1.42 (f)	,(g)	3 .00		9 .7

208,821	1.45 (e)	,(f)	–		2 .71	(e)	1 .7	(e)
188,596	1.44	(f)	–		2 .74		19 .6
193,584	1.45	(f)	–		2.81		9.5
171,350	1.47	(f)	–		3 .59		11 .4
139,041	1.42	(f)	–		3 .35		35 .1
143,587	1.42	(f)	1.42 (f)	,(g)	2 .99		9 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Excludes expense reimbursement from Manager and/or custodian.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

59

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total	Net Asset
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Value,
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2012	(c)	$14 .61	$0 .12	$1 .43	$1 .55	($0 .12)	$–	($0 .12)	$16.04	10 .69% (d)
2011		14.18	0.12	0 .44	0 .56	(0 .13)	–	(0 .13)	14 .61	3 .96
2010		12.14	0.12	2 .07	2 .19	(0 .15)	–	(0 .15)	14 .18	18 .15
2009		12.26	0.18	0 .93	1 .11	(0 .07)	(1 .16)	(1.23)	12 .14	10 .98
2008		21.28	0.44	(7 .84)	(7 .40)	(0 .47)	(1 .15)	(1.62)	12 .26	(37 .46)
2007		18.13	0.25	3 .12	3 .37	(0 .22)	–	(0 .22)	21 .28	18 .75
Class B shares
2012	(c)	13.66	0.06	1 .33	1 .39	–	–	–	15 .05	10 .18 (d)
2011		13.25	0.01	0 .41	0 .42	(0 .01)	–	(0 .01)	13 .66	3 .14
2010		11.35	0.03	1 .92	1 .95	(0 .05)	–	(0 .05)	13 .25	17 .25
2009		11.55	0.10	0 .86	0 .96	–	(1 .16)	(1 .16)	11 .35	10 .12
2008		20.15	0.33	(7 .45)	(7 .12)	(0 .33)	(1 .15)	(1.48)	11 .55	(37 .94)
2007		17.18	0.12	2 .94	3 .06	(0 .09)	–	(0 .09)	20 .15	17 .86
Class C shares
2012	(c)	13.67	0.06	1 .34	1 .40	(0 .01)	–	(0 .01)	15 .06	10 .26 (d)
2011		13.27	0.01	0 .42	0 .43	(0 .03)	–	(0 .03)	13 .67	3 .26
2010		11.39	0.03	1 .92	1 .95	(0 .07)	–	(0 .07)	13 .27	17 .14
2009		11.57	0.10	0 .88	0 .98	–	(1 .16)	(1 .16)	11 .39	10 .30
2008		20.19	0.30	(7 .43)	(7 .13)	(0 .34)	(1 .15)	(1.49)	11 .57	(37 .96)
2007		17.22	0.09	2 .98	3 .07	(0 .10)	–	(0 .10)	20 .19	17 .90

See accompanying notes.

60

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets		Assets		Turnover Rate

$788,542	0.77%	(e),(f)	– %		1 .64	%(e)	5 .4	%(e)
726,580	0.75	(f)	–		0 .77		37 .7
754,854	0.77	(f)	–		0 .94		15 .6
705,912	0.82	(f)	–		1.71		3.7
729,591	0.72	(f)	–		2 .58		32 .5
1,232,964	0.68	(f)	0.68 (f)	,(g)	1 .30		15 .7

126,049	1.61 (e),	(f),(h)	–		0 .88	(e)	5 .4	(e)
150,302	1.54 (f)	,(h)	–		0 .07		37 .7
216,781	1.56	(f)	–		0 .23		15 .6
272,702	1.60	(f)	–		1.01		3.7
343,364	1.47	(f)	–		2 .04		32 .5
730,737	1.39	(f)	1.39 (f)	,(g)	0 .64		15 .7

287,897	1.51 (e)	,(f)	–		0 .91	(e)	5 .4	(e)
274,978	1.49	(f)	–		0 .05		37 .7
301,333	1.52	(f)	–		0 .21		15 .6
304,256	1.57	(f)	–		0.98		3.7
344,700	1.46	(f)	–		1 .88		32 .5
616,494	1.49	(f)	1.49 (f)	,(g)	0 .49		15 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Excludes expense reimbursement from Manager and/or custodian.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

61

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account Value	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	April 30,	2011 to April	November 1,	April 30,	2011 to April	Expense
	2011	2012	30, 2012(a)	2011	2012	30, 2012(a)	Ratio

Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,065.94	$2.11	$1,000.00	$1,022.82	$2.06	0.41%
Principal LifeTime 2020 Fund
Class A	1,000.00	1,084.55	2.12	1,000.00	1,022.82	2.06	0.41
Class B	1,000.00	1,079.56	6.00	1,000.00	1,019.10	5.82	1.16
Principal LifeTime 2030 Fund
Class A	1,000.00	1,088.98	2.13	1,000.00	1,022.82	2.06	0.41
Class B	1,000.00	1,085.02	6.01	1,000.00	1,019.10	5.82	1.16
Principal LifeTime 2040 Fund
Class A	1,000.00	1,093.95	2.13	1,000.00	1,022.82	2.06	0.41
Class B	1,000.00	1,089.24	6.03	1,000.00	1,019.10	5.82	1.16
Principal LifeTime 2050 Fund
Class A	1,000.00	1,096.09	2.14	1,000.00	1,022.82	2.06	0.41
Class B	1,000.00	1,092.26	6.03	1,000.00	1,019.10	5.82	1.16
Principal LifeTime Strategic Income
Fund
Class A	1,000.00	1,050.00	2.09	1,000.00	1,022.82	2.06	0.41
Class B	1,000.00	1,045.73	5.90	1,000.00	1,019.10	5.82	1.16
SAM Balanced Portfolio
Class A	1,000.00	1,081.28	3.67	1,000.00	1,021.33	3.57	0.71
Class B	1,000.00	1,076.53	8.11	1,000.00	1,017.06	7.87	1.57
Class C	1,000.00	1,077.46	7.49	1,000.00	1,017.65	7.27	1.45

62

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2012 (unaudited)

	Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period	Beginning	Ending	During Period
	Account Value	Account Value	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	April 30,	2011 to April	November 1,	April 30,	2011 to April	Expense
	2011	2012	30, 2012(a)	2011	2012	30, 2012(a)	Ratio
SAM Conservative Balanced
Portfolio
Class A	$1,000.00	$1,065.49	$3.65	$1,000.00	$1,021.33	$3.57	0.71%
Class B	1,000.00	1,061.57	8.05	1,000.00	1,017.06	7.87	1.57
Class C	1,000.00	1,062.09	7.43	1,000.00	1,017.65	7.27	1.45
SAM Conservative Growth Portfolio
Class A	1,000.00	1,094.16	$3.80	1,000.00	1,021.23	3.67	0.73
Class B	1,000.00	1,089.72	8.16	1,000.00	1,017.06	7.87	1.57
Class C	1,000.00	1,089.90	7.64	1,000.00	1,017.55	7.37	1.47
SAM Flexible Income Portfolio
Class A	1,000.00	1,058.44	3.53	1,000.00	1,021.43	3.47	0.69
Class B	1,000.00	1,053.57	8.02	1,000.00	1,017.06	7.87	1.57
Class C	1,000.00	1,055.00	7.41	1,000.00	1,017.65	7.27	1.45
SAM Strategic Growth Portfolio
Class A	1,000.00	1,106.88	4.03	1,000.00	1,021.03	3.87	0.77
Class B	1,000.00	1,101.76	8.41	1,000.00	1,016.86	8.07	1.61
Class C	1,000.00	1,102.55	7.89	1,000.00	1,017.35	7.57	1.51

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

63

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	97	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	97	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	97	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

64

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

65

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

66

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2012, and the Statement of Additional Information dated February 29, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

67

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the LargeCap Value Fund III; (2) a Sub-advisory Agreement with Stone Harbor Investment Partners LP (“Stone Harbor”) related to the Global Diversified Income Fund; and (3) an Amended and Restated Sub-advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) related to the LargeCap Growth Fund I.

Barrow Hanley and Stone Harbor Sub-advisory Agreements

At its December 12, 2011 meeting, the Board considered whether to approve an amended subadvisory agreement between Principal Management Corporation (the “Manager”) and Barrow Hanley for the LargeCap Value Fund III. At its March 13, 2012 meeting, the Board considered whether to approve a subadvisory agreement between the Manager and Stone Harbor for the Global Diversified Income Fund. The LargeCap Value Fund III and Global Diversified Income Fund are referred to as a “Fund” or together as the “Funds.”

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the applicable Fund based upon that program.

With respect to each proposed subadvisor, the Board reviewed performance information, including, where deemed relevant, the historical performance of the subadvisor’s composite portfolio with an investment strategy similar to the strategy the subadvisor proposed to use for the Fund, as compared to its Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to each subadvisor, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and such subadvisor. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each proposed subadvisory agreement. The Board noted the breakpoint included in each fee schedule and concluded that each fee schedule reflects an appropriate recognition of economies of scale at the Fund’s current asset level. In evaluating profitability, the Board considered that the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

Amended and Restated Sub-advisory Agreement with T. Rowe

At its March 13, 2012 meeting, the Board considered whether to amend the subadvisory agreement (the “Sub-advisory Agreement”) between the Manager and T. Rowe related to the LargeCap Growth Fund I. The Board noted that the Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with T. Rowe other than a change to the fee schedule to reduce the fee charged. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2011 meeting. In approving the Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2011 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services T. Rowe provides to the Fund and that T. Rowe’s obligations under the Sub-advisory Agreement would remain the same in all material respects.

68

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund
Held February 6, 2012

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Fund into the SmallCap Blend Fund:

In Favor	Opposed	Abstain
6,351,624.647	92,938.355	183,030.831

	Special Meeting of Shareholders
	Principal Funds, Inc. – SmallCap Value Fund
	Held February 6, 2012

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Fund into the SmallCap Blend Fund:

		In Favor	Opposed		Abstain
		3,747,933.063	142,623.409		207,661.532

			Special Meeting of Shareholder
			Principal Funds, Inc.
			Held April 4, 2012

1	.	Election of Board of Directors

			For		Withheld
		Ballantine	7,826,466,779.225		337,381,057.912
		Barnes	7,818,835,728.587		345,012,108.550
		Beer	7,842,979,389.697		320,868,447.440
		Blake	7,835,532,198.896		328,315,638.241
		Damos	7,841,742,714.974		322,105,122.163
		Eucher	7,845,634,531.856		318,213,305.281
		Everett	7,832,019,913.664		331,827,923.473
		Gilbert	7,838,868,454.021		324,979,383.116
		Grimmett	7,841,835,118.443		322,012,718.694
		Hirsch	7,838,982,242.816		324,865,594.321
		Huang	7,820,848,316.594		342,999,520.543
		Kimball	7,842,780,310.301		321,067,526.836
		Lukavsky	7,811,384,660.618		352,463,176.519
		Pavelich	7,834,601,000.983		329,246,836.154

2	.	Approval of Amended and Restated Articles of Amendment

			For	Against	Abstain	Broker Non-Vote
			6,320,429,220.834	795,290,719.831	423,328,112.334	624,799,784.138

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,490,690.616	6,179,404.025	7,523,711.506	1,446,624.233
		Bond Market Index Fund	92,809,497.649	5,513,411.412	7,268,722.285	12,868.764
		California Municipal Fund	8,902,958.787	536,579.081	1,325,610.539	1,758,279.596
		Core Plus Bond Fund I	259,331,858.044	17,446,678.883	3,173,691.338	4,662,140.874
		Diversified International Fund	253,241,279.933	10,661,038.660	8,588,927.434	6,773,239.097
		Diversified Real Asset Fund	68,180,511.424	311,700.964	885,264.200	10,302,987.664
		Equity Income Fund	138,583,469.416	9,107,441.440	7,821,624.839	19,549,153.492
		Global Diversified Income Fund	91,951,631.248	2,155,992.721	6,091,983.645	29,436,236.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,865,603.553	3,732,394.407	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,611,850.640	5,604,182.726	5,037,375.564	18,822,988.918
		High Yield Fund	195,416,666.606	5,821,800.472	13,191,751.011	70,307,370.210
		High Yield Fund I	156,057,234.799	1,665,712.018	221,239.237	973,465.000
		Income Fund	127,591,548.702	4,210,120.962	5,748,930.667	21,976,167.775
		Inflation Protection Fund	78,199,747.674	1,328,986.103	5,132,199.433	2,376,670.482
		International Emerging Markets Fund	46,658,735.812	3,607,986.631	2,143,024.388	4,988,691.656

69

			For	Against	Abstain	Broker Non-Vote
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,528,711.766	3,979,660.432	4,240,599.564	3,333,989.000
		International Value Fund I	125,508,269.592	2,372,104.469	16,328,273.736	1,556,344.000
		LargeCap Blend Fund II	77,797,815.715	6,181,133.550	8,160,522.627	7,055,630.748
		LargeCap Growth Fund	189,584,077.071	17,267,719.469	12,316,398.916	14,563,095.222
		LargeCap Growth Fund I	315,839,951.287	27,563,456.063	20,982,774.498	3,584,825.000
		LargeCap Growth Fund II	122,828,350.549	8,722,011.596	8,935,210.278	39,767.000
		LargeCap S&P 500 Index Fund	204,770,787.318	14,248,080.915	12,534,732.842	5,209,035.469
		LargeCap Value Fund	133,890,966.842	5,484,248.482	5,831,898.570	4,931,899.028
		LargeCap Value Fund I	169,809,272.371	13,838,941.521	8,857,947.021	2,002.000
		LargeCap Value Fund III	102,573,227.603	4,786,278.488	4,768,971.618	32,524.835
		MidCap Blend Fund	72,915,928.113	3,193,929.135	3,292,627.221	15,534,300.213
		MidCap Growth Fund	11,788,500.637	440,143.743	215,296.113	152,566.000
		MidCap Growth Fund III	114,807,087.624	5,082,942.087	10,025,676.329	57,853.000
		MidCap S&P 400 Index Fund	19,207,309.336	1,610,222.631	1,440,372.734	2,077,680.450
		MidCap Value Fund I	87,145,845.708	13,611,691.252	4,609,767.970	3,360,558.003
		MidCap Value Fund III	6,104,169.760	164,264.797	565,904.758	26,584.686
		Money Market Fund	700,490,209.356	48,904,854.850	72,452,177.618	156,254,361.970
		Preferred Securities Fund	185,545,011.396	3,148,369.955	8,480,951.895	45,665,082.776
		Principal Capital Appreciation Fund	26,279,659.456	1,167,364.928	1,390,119.091	4,506,031.093
		Principal LifeTime 2010 Fund	114,105,685.295	2,913,832.572	12,326,034.652	383,634.000
		Principal LifeTime 2015 Fund	49,390,399.149	3,112,964.310	5,584,906.213	0.000
		Principal LifeTime 2020 Fund	356,173,343.246	12,817,776.322	28,579,767.336	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	322,657,914.203	16,022,477.268	28,369,661.429	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	191,297,124.551	5,700,922.696	16,974,337.707	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,375,980.924	2,362,487.708	9,468,326.450	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,662,364.396	1,750,448.208	2,058,654.960	289,270.528
		Real Estate Securities Fund	78,168,264.966	2,090,183.142	2,183,008.356	8,138,480.184
		SAM Balanced Portfolio	137,249,396.559	6,184,359.979	6,727,491.843	47,886,643.899
		SAM Conservative Balanced Portfolio	49,291,424.814	2,360,045.374	3,088,789.214	14,139,407.529
		SAM Conservative Growth Portfolio	89,906,103.351	3,137,494.361	5,531,611.177	23,883,091.595
		SAM Flexible Income Portfolio	53,386,735.269	3,086,613.863	5,605,653.091	12,688,347.343
		SAM Strategic Growth Portfolio	49,003,787.226	2,445,840.922	3,983,449.585	13,005,297.068
		Short-Term Income Fund	55,788,599.134	1,708,553.238	2,124,823.848	27,582,473.522
		SmallCap Blend Fund	9,548,399.895	832,803.485	715,799.489	430,917.766
		SmallCap Growth Fund	5,710,543.406	244,943.520	401,555.169	610,571.279
		SmallCap Growth Fund I	104,913,366.999	9,715,010.626	3,759,160.460	1,078,660.000
		SmallCap Growth Fund II	15,418,660.620	1,063,311.849	1,668,229.873	1,560.000
		SmallCap S&P 600 Index Fund	18,765,852.657	1,038,406.390	1,118,053.162	1,220,711.347
		SmallCap Value Fund	3,673,052.772	138,026.243	272,903.602	296,499.102
		SmallCap Value Fund II	93,816,686.782	5,746,362.482	7,110,968.173	863,230.000
		Small-MidCap Dividend Income Fund	23,103,995.397	140,041.917	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,309,873.718	423,070.982	1,395,783.266	3,203,011.509

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,425,481.347	6,336,346.611	7,431,978.189	1,446,624.233
		Bond Market Index Fund	93,072,304.042	5,133,577.895	7,385,749.409	12,868.764
		California Municipal Fund	8,884,043.740	541,921.557	1,339,184.110	1,758,278.596
		Core Plus Bond Fund I	258,683,119.456	17,515,808.503	3,753,301.306	4,662,139.874
		Diversified International Fund	253,748,056.770	10,235,602.002	8,507,587.255	6,773,239.097
		Diversified Real Asset Fund	68,173,429.036	303,810.274	900,238.278	10,302,986.664
		Equity Income Fund	140,409,917.955	7,191,123.330	7,911,495.410	19,549,152.492
		Global Diversified Income Fund	91,610,109.140	2,382,489.291	6,207,008.183	29,436,237.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,862,787.820	3,735,210.140	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,581,940.232	5,134,928.054	5,536,538.644	18,822,990.918
		High Yield Fund	194,901,420.009	6,212,252.972	13,316,536.108	70,307,379.210
		High Yield Fund I	156,055,411.115	1,667,535.702	221,239.237	973,465.000
		Income Fund	127,325,573.634	4,635,127.988	5,589,898.709	21,976,167.775

70

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	78,660,577.532	1,333,781.762	4,666,573.916	2,376,670.482
		International Emerging Markets Fund	47,140,969.654	3,156,357.713	2,112,419.464	4,988,691.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,748,801.463	3,759,573.163	4,240,598.136	3,333,988.000
		International Value Fund I	124,958,810.222	2,436,775.787	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,442,080.504	6,457,182.814	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,280,600.983	17,532,903.186	12,354,692.287	14,563,094.222
		LargeCap Growth Fund I	319,634,445.300	25,558,801.106	19,192,935.442	3,584,825.000
		LargeCap Growth Fund II	117,588,503.775	13,757,573.201	9,139,495.447	39,767.000
		LargeCap S&P 500 Index Fund	203,173,999.191	16,010,420.433	12,369,181.451	5,209,035.469
		LargeCap Value Fund	134,013,045.744	5,013,710.522	6,180,358.628	4,931,898.028
		LargeCap Value Fund I	169,825,446.394	13,776,600.281	8,904,114.238	2,002.000
		LargeCap Value Fund III	100,888,748.230	7,293,203.342	3,946,526.137	32,524.835
		MidCap Blend Fund	73,178,178.971	2,972,094.008	3,252,209.490	15,534,302.213
		MidCap Growth Fund	11,676,925.476	551,738.839	215,276.178	152,566.000
		MidCap Growth Fund III	114,635,668.221	5,429,402.066	9,850,635.753	57,853.000
		MidCap S&P 400 Index Fund	19,223,029.521	1,626,155.435	1,408,717.745	2,077,682.450
		MidCap Value Fund I	87,019,826.217	13,863,526.492	4,483,952.221	3,360,558.003
		MidCap Value Fund III	6,063,301.065	177,562.779	593,475.471	26,584.686
		Money Market Fund	704,866,046.646	47,766,411.063	69,214,784.115	156,254,361.970
		Preferred Securities Fund	185,223,382.973	3,391,200.078	8,559,753.195	45,665,079.776
		Principal Capital Appreciation Fund	26,488,501.496	903,712.346	1,444,931.633	4,506,029.093
		Principal LifeTime 2010 Fund	112,445,180.431	4,100,928.918	12,799,443.170	383,634.000
		Principal LifeTime 2015 Fund	48,574,342.130	3,553,332.785	5,960,594.757	0.000
		Principal LifeTime 2020 Fund	352,558,740.327	13,843,578.186	31,168,567.391	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,160,165.371	18,741,073.702	27,148,813.827	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,047,944.339	3,879,265.013	17,045,175.602	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,802,295.358	2,248,971.333	8,155,528.391	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,891,834.189	1,600,413.364	1,979,220.011	289,270.528
		Real Estate Securities Fund	78,446,863.186	1,799,293.541	2,195,299.737	8,138,480.184
		SAM Balanced Portfolio	136,788,268.685	6,225,370.106	7,147,604.590	47,886,648.899
		SAM Conservative Balanced Portfolio	47,540,567.040	4,240,847.105	2,958,845.257	14,139,407.529
		SAM Conservative Growth Portfolio	90,250,156.122	2,786,765.095	5,538,285.672	23,883,093.595
		SAM Flexible Income Portfolio	53,282,159.378	3,167,227.222	5,629,616.623	12,688,346.343
		SAM Strategic Growth Portfolio	48,485,639.688	3,098,826.625	3,848,612.420	13,005,296.068
		Short-Term Income Fund	55,742,658.226	1,700,285.822	2,179,031.172	27,582,474.522
		SmallCap Blend Fund	9,572,465.714	884,549.620	639,987.535	430,917.766
		SmallCap Growth Fund	5,615,324.791	318,888.921	422,828.383	610,571.279
		SmallCap Growth Fund I	105,260,894.422	9,487,402.641	3,639,241.022	1,078,660.000
		SmallCap Growth Fund II	14,824,119.655	1,755,881.625	1,570,201.062	1,560.000
		SmallCap S&P 600 Index Fund	18,769,282.018	1,095,372.433	1,057,656.758	1,220,712.347
		SmallCap Value Fund	3,650,330.369	145,250.708	288,402.540	296,498.102
		SmallCap Value Fund II	94,372,395.788	5,434,450.171	6,867,171.478	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,210,549.782	502,916.702	1,415,260.482	3,203,012.509

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,765,449.908	6,914,271.959	6,514,084.280	1,446,624.233
		Bond Market Index Fund	92,745,864.904	5,577,044.157	7,268,722.285	12,868.764
		California Municipal Fund	8,930,990.740	526,334.557	1,307,823.110	1,758,279.596
		Core Plus Bond Fund I	258,625,437.776	18,153,100.737	3,173,690.752	4,662,139.874
		Diversified International Fund	253,802,695.151	10,148,993.384	8,539,557.492	6,773,239.097
		Diversified Real Asset Fund	68,150,759.035	321,939.043	904,778.510	10,302,987.664
		Equity Income Fund	139,093,327.890	8,825,412.508	7,593,791.297	19,549,157.492
		Global Diversified Income Fund	91,332,418.987	2,757,286.701	6,109,903.926	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,823,032.363	3,774,965.597	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,984,534.043	5,482,734.532	4,786,138.355	18,822,990.918
		High Yield Fund	195,423,651.803	5,815,198.745	13,191,370.541	70,307,367.210

71

			For	Against	Abstain	Broker Non-Vote
		High Yield Fund I	155,967,002.590	1,768,824.711	208,358.753	973,465.000
		Income Fund	128,047,777.734	4,187,811.006	5,315,011.591	21,976,167.775
		Inflation Protection Fund	78,512,562.275	1,532,765.814	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,627,016.384	3,852,128.900	1,930,600.547	4,988,692.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	100,110,482.012	6,397,892.614	4,240,598.136	3,333,988.000
		International Value Fund I	122,976,708.361	4,418,877.648	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,522,862.049	6,376,401.269	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,132,797.781	18,048,284.021	11,987,114.654	14,563,094.222
		LargeCap Growth Fund I	314,688,396.833	31,407,218.679	18,290,567.336	3,584,824.000
		LargeCap Growth Fund II	119,429,337.298	12,722,880.858	8,333,354.267	39,767.000
		LargeCap S&P 500 Index Fund	203,906,441.181	15,425,777.431	12,221,381.463	5,209,036.469
		LargeCap Value Fund	134,869,261.768	5,043,778.427	5,294,074.699	4,931,898.028
		LargeCap Value Fund I	162,801,812.358	13,780,583.957	15,923,764.598	2,002.000
		LargeCap Value Fund III	100,979,633.579	7,256,196.119	3,892,648.011	32,524.835
		MidCap Blend Fund	72,965,224.481	3,299,968.306	3,137,292.682	15,534,299.213
		MidCap Growth Fund	11,865,531.516	374,251.932	204,157.045	152,566.000
		MidCap Growth Fund III	115,967,453.635	5,245,604.937	8,702,647.468	57,853.000
		MidCap S&P 400 Index Fund	18,782,538.086	2,121,987.304	1,353,378.311	2,077,681.450
		MidCap Value Fund I	85,481,501.840	15,200,309.132	4,685,494.958	3,360,557.003
		MidCap Value Fund III	6,144,656.604	193,726.417	495,956.294	26,584.686
		Money Market Fund	703,122,419.535	52,500,243.152	66,224,579.137	156,254,361.970
		Preferred Securities Fund	185,414,226.809	3,163,851.724	8,596,255.713	45,665,081.776
		Principal Capital Appreciation Fund	26,224,097.101	1,289,063.235	1,323,986.139	4,506,028.093
		Principal LifeTime 2010 Fund	113,242,469.548	3,826,096.697	12,276,986.274	383,634.000
		Principal LifeTime 2015 Fund	48,955,857.810	4,048,304.207	5,084,107.655	0.000
		Principal LifeTime 2020 Fund	354,167,065.420	14,471,877.652	28,931,943.832	919,381.799
		Principal LifeTime 2025 Fund	55,991,933.112	5,354,167.321	1,480,831.847	0.000
		Principal LifeTime 2030 Fund	319,787,539.350	19,225,816.232	28,036,697.318	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,575,251.530	6,166,578.508	17,230,554.916	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,255,838.495	3,512,187.495	8,438,769.092	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,631,250.623	1,951,456.338	1,888,760.603	289,270.528
		Real Estate Securities Fund	78,241,954.913	2,247,671.662	1,951,830.889	8,138,479.184
		SAM Balanced Portfolio	137,429,936.668	5,762,875.950	6,968,427.763	47,886,651.899
		SAM Conservative Balanced Portfolio	49,438,983.926	2,470,850.969	2,830,425.507	14,139,406.529
		SAM Conservative Growth Portfolio	89,621,682.617	3,372,592.072	5,580,930.200	23,883,095.595
		SAM Flexible Income Portfolio	53,131,196.341	3,520,915.834	5,426,891.048	12,688,346.343
		SAM Strategic Growth Portfolio	48,822,620.301	2,642,835.794	3,967,621.638	13,005,297.068
		Short-Term Income Fund	55,929,117.890	1,651,811.726	2,041,047.604	27,582,472.522
		SmallCap Blend Fund	9,677,167.554	787,481.682	632,353.633	430,917.766
		SmallCap Growth Fund	5,614,277.649	357,832.359	384,932.087	610,571.279
		SmallCap Growth Fund I	103,695,684.287	10,831,953.534	3,859,900.264	1,078,660.000
		SmallCap Growth Fund II	15,346,385.248	1,274,103.865	1,529,713.229	1,560.000
		SmallCap S&P 600 Index Fund	18,692,656.539	1,129,260.271	1,100,395.399	1,220,711.347
		SmallCap Value Fund	3,634,094.852	177,527.319	272,361.446	296,498.102
		SmallCap Value Fund II	94,309,736.693	5,715,406.796	6,648,873.948	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,275,640.216	445,254.454	1,407,831.296	3,203,013.509

3	d.	Approval of Amended Fundamental Restriction Relating to Borrowing

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,887,728.889	5,544,381.620	6,761,695.638	1,446,624.233
		California Municipal Fund	8,927,227.622	547,689.675	1,290,231.110	1,758,279.596
		Core Plus Bond Fund I	258,692,676.888	18,085,861.625	3,173,690.752	4,662,139.874
		Diversified International Fund	253,809,499.965	10,352,472.068	8,329,274.994	6,773,238.097
		Equity Income Fund	139,303,401.812	8,646,169.034	7,562,963.849	19,549,154.492
		Global Diversified Income Fund	91,177,568.848	2,801,025.615	6,221,009.151	29,436,240.153
		Global Real Estate Securities Fund	29,262,997.182	3,774,965.597	1,649,842.422	4,477,131.210
		Government & High Quality Bond Fund	105,375,457.952	6,805,544.778	5,072,405.200	18,822,989.918
		High Yield Fund	196,477,690.336	4,626,379.404	13,326,143.349	70,307,375.210
		High Yield Fund I	155,842,407.130	1,893,420.171	208,358.753	973,465.000

72

			For	Against	Abstain	Broker Non-Vote
		Income Fund	126,616,849.444	5,795,404.271	5,138,346.616	21,976,167.775
		Inflation Protection Fund	77,156,487.877	2,888,840.212	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,094,608.302	4,341,181.902	1,973,956.627	4,988,691.656
		International Fund I	100,852,101.093	5,390,591.620	4,506,280.049	3,333,988.000
		International Value Fund I	122,789,112.169	4,606,473.840	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	77,194,406.355	7,447,829.865	7,497,235.672	7,055,630.748
		LargeCap Growth Fund	189,811,737.700	17,136,463.044	12,219,995.712	14,563,094.222
		LargeCap Growth Fund I	315,018,173.798	29,190,997.155	20,177,010.895	3,584,825.000
		LargeCap Growth Fund II	118,271,654.965	13,668,342.260	8,545,575.198	39,767.000
		LargeCap S&P 500 Index Fund	202,940,046.059	16,071,875.284	12,541,679.732	5,209,035.469
		LargeCap Value Fund	136,299,881.250	3,654,059.634	5,253,173.010	4,931,899.028
		LargeCap Value Fund I	162,991,354.225	13,596,461.121	15,918,345.567	2,002.000
		LargeCap Value Fund III	100,092,992.032	7,601,967.251	4,433,518.426	32,524.835
		MidCap Blend Fund	72,760,910.267	3,475,170.706	3,166,403.496	15,534,300.213
		MidCap Growth Fund	11,725,552.131	520,140.884	198,247.478	152,566.000
		MidCap Growth Fund III	112,704,014.247	7,910,298.727	9,301,393.066	57,853.000
		MidCap S&P 400 Index Fund	19,007,761.905	1,809,279.975	1,440,862.821	2,077,680.450
		MidCap Value Fund I	84,292,855.391	15,960,628.785	5,113,820.754	3,360,558.003
		MidCap Value Fund III	5,945,775.497	372,565.539	515,998.279	26,584.686
		Money Market Fund	703,633,564.194	50,522,437.977	67,691,237.653	156,254,363.970
		Principal Capital Appreciation Fund	26,422,610.045	1,049,333.398	1,365,201.032	4,506,030.093
		Principal LifeTime 2010 Fund	111,929,374.447	4,732,965.798	12,683,212.274	383,634.000
		Principal LifeTime 2015 Fund	48,916,982.943	3,660,014.145	5,511,272.584	0.000
		Principal LifeTime 2020 Fund	349,814,338.350	16,478,964.523	31,277,583.031	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	320,523,566.685	16,970,745.957	29,555,740.258	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	188,991,230.779	9,443,172.644	15,537,981.531	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,879,094.203	1,974,521.670	8,353,179.209	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,240,451.824	1,590,416.573	2,640,599.167	289,270.528
		Real Estate Securities Fund	77,712,717.045	2,534,226.158	2,194,513.261	8,138,480.184
		SAM Balanced Portfolio	136,704,749.075	6,449,785.889	7,006,711.417	47,886,645.899
		SAM Conservative Balanced Portfolio	48,435,184.895	3,470,810.805	2,834,263.702	14,139,407.529
		SAM Conservative Growth Portfolio	90,271,124.009	2,786,125.000	5,517,957.880	23,883,093.595
		SAM Flexible Income Portfolio	51,249,927.994	4,647,476.149	6,181,597.080	12,688,348.343
		SAM Strategic Growth Portfolio	48,370,528.661	2,703,978.585	4,358,571.487	13,005,296.068
		Short-Term Income Fund	55,927,745.403	1,625,284.020	2,068,948.797	27,582,471.522
		SmallCap Blend Fund	9,565,434.590	824,429.107	707,139.172	430,917.766
		SmallCap Growth Fund	5,628,934.201	402,142.552	325,965.342	610,571.279
		SmallCap Growth Fund I	106,142,637.120	8,545,131.904	3,699,769.061	1,078,660.000
		SmallCap Growth Fund II	15,695,792.344	929,752.591	1,524,657.407	1,560.000
		SmallCap S&P 600 Index Fund	18,646,418.905	1,157,657.576	1,118,235.728	1,220,711.347
		SmallCap Value Fund	3,627,403.206	161,114.403	295,466.008	296,498.102
		SmallCap Value Fund II	94,121,634.711	5,537,121.881	7,015,260.845	863,230.000
		Tax-Exempt Bond Fund	15,239,231.553	478,707.790	1,410,786.623	3,203,013.509

3	e.	Approval of Amended Fundamental Restriction Relating to Making Loans

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	146,609,515.334	6,762,723.057	7,821,567.756	1,446,624.233
		Bond Market Index Fund	91,393,250.647	6,929,658.414	7,268,722.285	12,868.764
		California Municipal Fund	8,982,486.216	507,740.081	1,274,924.110	1,758,277.596
		Core Plus Bond Fund I	258,611,471.579	18,240,671.318	3,100,085.368	4,662,140.874
		Diversified International Fund	252,842,895.774	10,925,425.893	8,722,925.360	6,773,238.097
		Diversified Real Asset Fund	68,117,777.963	321,665.850	938,032.775	10,302,987.664
		Equity Income Fund	139,027,353.785	8,732,608.873	7,752,574.037	19,549,152.492
		Global Diversified Income Fund	91,105,825.841	2,872,952.377	6,220,831.396	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,306,942.718	3,779,457.360	1,601,405.123	4,477,131.210
		Government & High Quality Bond Fund	106,215,268.993	6,192,710.063	4,845,428.874	18,822,989.918
		High Yield Fund	196,277,702.705	4,698,002.411	13,454,513.973	70,307,369.210
		High Yield Fund I	156,092,400.930	1,643,426.371	208,358.753	973,465.000
		Income Fund	126,343,565.496	5,261,664.998	5,945,370.837	21,976,166.775

73

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	77,333,197.182	2,712,130.907	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,283,717.270	4,021,373.421	2,104,655.140	4,988,692.656
		International Equity Index Fund	57,701,617.581	2,433,467.404	1,639,874.494	0.000
		International Fund I	99,978,182.665	6,530,191.961	4,240,598.136	3,333,988.000
		International Value Fund I	123,151,469.024	4,391,231.894	16,665,946.879	1,556,344.000
		LargeCap Blend Fund II	77,572,983.213	6,407,020.891	8,159,468.788	7,055,629.748
		LargeCap Growth Fund	189,790,521.760	16,710,418.876	12,667,255.820	14,563,094.222
		LargeCap Growth Fund I	317,508,001.909	26,871,913.185	20,006,266.754	3,584,825.000
		LargeCap Growth Fund II	120,264,803.204	9,322,015.824	10,898,753.395	39,767.000
		LargeCap S&P 500 Index Fund	202,413,153.282	16,177,277.285	12,963,170.508	5,209,035.469
		LargeCap Value Fund	134,549,867.314	5,734,908.536	4,922,338.044	4,931,899.028
		LargeCap Value Fund I	162,759,496.140	13,872,151.291	15,874,513.482	2,002.000
		LargeCap Value Fund III	100,080,697.683	7,614,033.830	4,433,746.196	32,524.835
		MidCap Blend Fund	72,211,716.915	3,953,288.921	3,237,474.633	15,534,304.213
		MidCap Growth Fund	11,557,526.154	693,939.545	192,474.794	152,566.000
		MidCap Growth Fund III	112,697,138.670	7,834,458.533	9,384,108.837	57,853.000
		MidCap S&P 400 Index Fund	18,886,004.032	1,906,864.066	1,465,035.603	2,077,681.450
		MidCap Value Fund I	85,722,225.692	14,599,276.714	5,045,803.524	3,360,557.003
		MidCap Value Fund III	5,898,813.091	400,975.992	534,550.232	26,584.686
		Money Market Fund	698,669,522.714	55,228,739.796	67,948,977.314	156,254,363.970
		Preferred Securities Fund	184,996,112.002	3,625,826.667	8,552,393.577	45,665,083.776
		Principal Capital Appreciation Fund	26,181,129.905	1,307,712.832	1,348,301.738	4,506,030.093
		Principal LifeTime 2010 Fund	112,409,768.842	4,635,644.808	12,300,138.869	383,634.000
		Principal LifeTime 2015 Fund	50,375,356.254	2,754,296.845	4,958,616.573	0.000
		Principal LifeTime 2020 Fund	350,639,552.601	18,230,606.537	28,700,726.766	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	319,242,347.231	18,609,346.835	29,198,358.834	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,315,201.200	8,686,953.079	14,970,230.675	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	80,824,448.131	3,219,149.539	9,163,197.412	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	52,294,261.829	1,398,987.834	3,778,217.901	289,270.528
		Real Estate Securities Fund	77,897,731.789	2,199,611.441	2,344,111.234	8,138,482.184
		SAM Balanced Portfolio	136,501,195.254	6,585,074.600	7,074,975.527	47,886,646.899
		SAM Conservative Balanced Portfolio	47,226,424.443	4,633,649.118	2,880,185.841	14,139,407.529
		SAM Conservative Growth Portfolio	90,007,490.291	3,063,707.346	5,504,007.252	23,883,095.595
		SAM Flexible Income Portfolio	51,716,990.041	4,759,392.855	5,602,615.327	12,688,351.343
		SAM Strategic Growth Portfolio	48,626,232.329	3,045,416.011	3,761,429.393	13,005,297.068
		Short-Term Income Fund	55,787,490.190	1,767,355.734	2,067,131.296	27,582,472.522
		SmallCap Blend Fund	9,529,470.547	847,602.095	719,930.227	430,917.766
		SmallCap Growth Fund	5,548,088.455	388,340.130	420,613.510	610,571.279
		SmallCap Growth Fund I	104,800,248.588	9,551,679.031	4,035,610.466	1,078,660.000
		SmallCap Growth Fund II	15,415,772.901	1,237,233.455	1,497,195.986	1,560.000
		SmallCap S&P 600 Index Fund	18,452,091.258	1,311,493.707	1,158,727.244	1,220,711.347
		SmallCap Value Fund	3,621,717.950	167,994.878	294,269.789	296,499.102
		SmallCap Value Fund II	93,770,526.149	5,956,800.789	6,946,690.499	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,218,451.878	498,274.465	1,412,001.623	3,203,011.509

3	f.	Approval of Amended Fundamental Restriction Relating to Diversification

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,503,080.336	5,686,359.229	7,004,367.582	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Core Plus Bond Fund I	261,767,904.561	14,431,023.398	3,753,301.306	4,662,139.874
		Diversified International Fund	255,405,304.442	8,963,592.247	8,122,349.338	6,773,239.097
		Diversified Real Asset Fund	68,197,811.354	285,861.935	893,804.299	10,302,986.664
		Equity Income Fund	140,558,909.032	6,944,456.580	8,009,168.083	19,549,155.492
		Global Diversified Income Fund	91,544,874.136	2,416,358.401	6,238,379.077	29,436,232.153
		Government & High Quality Bond Fund	107,652,522.252	4,635,365.207	4,965,520.471	18,822,989.918
		High Yield Fund	197,127,450.881	4,126,167.822	13,176,592.386	70,307,377.210
		High Yield Fund I	155,568,602.211	2,179,818.832	195,765.011	973,465.000
		Income Fund	125,604,704.242	5,853,459.304	6,092,437.785	21,976,166.775
		Inflation Protection Fund	78,715,570.979	1,328,986.103	4,616,376.128	2,376,670.482

74

			For	Against	Abstain	Broker Non-Vote
		International Emerging Markets Fund	46,931,095.398	3,337,283.010	2,141,368.423	4,988,691.656
		International Equity Index Fund	57,069,191.459	3,065,893.525	1,639,874.495	0.000
		International Fund I	101,612,782.261	4,895,589.976	4,240,599.525	3,333,989.000
		International Value Fund I	124,707,036.386	2,688,549.623	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	79,453,949.180	5,413,926.679	7,271,596.033	7,055,630.748
		LargeCap Growth Fund	191,551,127.252	15,124,056.845	12,493,012.359	14,563,094.222
		LargeCap Growth Fund I	320,576,615.505	23,334,236.687	20,475,330.656	3,584,824.000
		LargeCap Growth Fund II	122,203,007.041	9,671,997.500	8,610,567.882	39,767.000
		LargeCap S&P 500 Index Fund	206,459,459.407	12,948,897.479	12,145,244.189	5,209,035.469
		LargeCap Value Fund	134,212,748.173	6,002,270.926	4,992,094.795	4,931,899.028
		LargeCap Value Fund I	162,714,831.469	13,907,573.941	15,883,755.503	2,002.000
		LargeCap Value Fund III	103,267,218.334	4,234,938.908	4,626,320.467	32,524.835
		MidCap Blend Fund	73,122,164.986	3,098,907.841	3,181,414.642	15,534,297.213
		MidCap Growth Fund	11,823,181.059	388,429.216	232,330.218	152,566.000
		MidCap Growth Fund III	114,438,740.252	6,042,856.057	9,434,109.731	57,853.000
		MidCap S&P 400 Index Fund	19,249,889.352	1,573,174.825	1,434,839.524	2,077,681.450
		MidCap Value Fund I	88,481,608.210	12,242,774.825	4,642,922.895	3,360,557.003
		MidCap Value Fund III	6,020,291.795	248,494.602	565,552.918	26,584.686
		Money Market Fund	697,517,671.335	58,110,859.738	66,218,709.751	156,254,362.970
		Preferred Securities Fund	185,636,574.606	2,984,300.776	8,553,463.864	45,665,076.776
		Principal Capital Appreciation Fund	26,454,062.132	1,012,214.104	1,370,869.239	4,506,029.093
		Principal LifeTime 2010 Fund	113,784,298.427	2,604,806.941	12,956,447.151	383,634.000
		Principal LifeTime 2015 Fund	49,258,129.517	3,275,474.068	5,554,666.087	0.000
		Principal LifeTime 2020 Fund	354,991,727.821	12,399,317.791	30,179,841.292	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	327,376,612.042	14,291,038.544	25,382,402.314	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,793,855.962	4,538,024.229	15,640,504.763	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	83,619,452.968	1,734,137.770	7,853,204.344	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,338,656.166	1,679,241.623	2,453,569.775	289,270.528
		SAM Balanced Portfolio	137,988,305.237	5,307,114.880	6,865,823.264	47,886,648.899
		SAM Conservative Balanced Portfolio	48,813,062.218	3,157,734.466	2,769,463.718	14,139,406.529
		SAM Conservative Growth Portfolio	90,541,931.502	2,490,300.479	5,542,975.908	23,883,092.595
		SAM Flexible Income Portfolio	53,759,105.845	2,918,411.789	5,401,483.589	12,688,348.343
		SAM Strategic Growth Portfolio	48,907,246.154	2,395,401.958	4,130,432.621	13,005,294.068
		Short-Term Income Fund	56,025,942.081	1,563,193.586	2,032,839.553	27,582,474.522
		SmallCap Blend Fund	9,652,100.752	794,707.905	650,194.212	430,917.766
		SmallCap Growth Fund	5,669,585.341	279,256.402	408,200.352	610,571.279
		SmallCap Growth Fund I	105,737,898.124	9,169,577.442	3,480,062.519	1,078,660.000
		SmallCap Growth Fund II	15,428,965.625	1,184,848.081	1,536,388.636	1,560.000
		SmallCap S&P 600 Index Fund	18,931,488.588	904,364.973	1,086,458.648	1,220,711.347
		SmallCap Value Fund	3,640,704.170	153,356.734	289,922.713	296,498.102
		SmallCap Value Fund II	93,990,758.766	5,683,272.026	6,999,986.645	863,230.000
		Small-MidCap Dividend Income Fund	23,244,037.314	0.000	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,320,987.033	409,479.484	1,398,260.449	3,203,012.509

3	g.	Approval of Amended Fundamental Restriction Relating to Concentration

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,689,756.785	6,034,807.033	7,469,243.329	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		California Municipal Fund	8,882,249.171	494,225.126	1,388,675.110	1,758,278.596
		Core Plus Bond Fund I	258,717,336.672	18,017,131.894	3,217,760.699	4,662,139.874
		Diversified International Fund	253,639,898.310	10,446,540.208	8,404,807.509	6,773,239.097
		Equity Income Fund	140,105,814.283	7,294,044.183	8,112,678.229	19,549,152.492
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Government & High Quality Bond Fund	107,115,752.006	4,749,667.949	5,387,988.975	18,822,988.918
		High Yield Fund	195,111,264.131	5,883,538.307	13,435,422.651	70,307,363.210
		High Yield Fund I	155,598,366.109	2,124,580.708	221,239.237	973,465.000
		Income Fund	124,934,751.088	6,513,457.494	6,102,392.749	21,976,166.775
		Inflation Protection Fund	78,589,830.503	1,461,597.665	4,609,505.042	2,376,670.482
		International Emerging Markets Fund	47,765,564.086	2,519,554.733	2,124,628.012	4,988,691.656
		International Equity Index Fund	57,069,191.399	2,433,467.404	2,272,300.676	0.000

75

			For	Against	Abstain	Broker Non-Vote
		International Fund I	100,538,734.417	5,563,188.727	4,647,048.618	3,333,989.000
		International Value Fund I	124,260,754.921	2,886,512.972	17,061,379.904	1,556,344.000
		LargeCap Blend Fund II	76,844,808.306	7,625,047.633	7,669,615.953	7,055,630.748
		LargeCap Growth Fund	186,853,352.930	19,959,446.057	12,355,396.469	14,563,095.222
		LargeCap Growth Fund I	318,785,592.940	24,682,307.579	20,918,282.329	3,584,824.000
		LargeCap Growth Fund II	119,475,451.805	10,041,281.201	10,968,839.417	39,767.000
		LargeCap S&P 500 Index Fund	203,978,473.501	14,369,574.590	13,205,553.984	5,209,034.469
		LargeCap Value Fund	134,548,672.718	5,390,705.450	5,267,735.726	4,931,899.028
		LargeCap Value Fund I	162,759,337.870	13,826,548.072	15,920,274.971	2,002.000
		LargeCap Value Fund III	104,330,884.594	3,701,819.417	4,095,773.698	32,524.835
		MidCap Blend Fund	73,343,730.871	2,880,966.777	3,177,784.821	15,534,302.213
		MidCap Growth Fund	11,757,989.988	425,821.936	260,128.569	152,566.000
		MidCap Growth Fund III	114,363,360.013	5,471,886.426	10,080,459.601	57,853.000
		MidCap S&P 400 Index Fund	19,037,071.306	1,650,149.490	1,570,682.905	2,077,681.450
		MidCap Value Fund I	87,675,722.145	12,832,782.428	4,858,801.357	3,360,557.003
		MidCap Value Fund III	6,000,584.131	238,788.919	594,966.265	26,584.686
		Money Market Fund	699,215,851.531	44,933,278.155	77,698,111.138	156,254,362.970
		Principal Capital Appreciation Fund	26,432,316.752	1,037,404.168	1,367,424.555	4,506,029.093
		Principal LifeTime 2010 Fund	113,361,838.784	2,980,354.599	13,003,359.136	383,634.000
		Principal LifeTime 2015 Fund	49,948,865.696	3,019,824.809	5,119,579.167	0.000
		Principal LifeTime 2020 Fund	354,561,554.931	12,355,548.171	30,653,783.802	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,199,003.707	15,000,230.913	30,850,818.280	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	192,843,636.455	4,023,333.223	17,105,415.276	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,844,581.802	2,014,702.733	8,347,509.547	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,589,678.300	1,493,031.931	3,388,757.333	289,270.528
		SAM Balanced Portfolio	136,730,603.765	6,039,686.812	7,390,956.804	47,886,644.899
		SAM Conservative Balanced Portfolio	49,522,645.495	2,223,779.090	2,993,835.817	14,139,406.529
		SAM Conservative Growth Portfolio	90,506,721.679	2,804,484.498	5,264,001.712	23,883,092.595
		SAM Flexible Income Portfolio	53,450,903.355	3,041,030.921	5,587,065.947	12,688,349.343
		SAM Strategic Growth Portfolio	49,085,727.238	2,180,993.645	4,166,356.850	13,005,297.068
		Short-Term Income Fund	55,923,755.303	1,610,463.200	2,087,757.717	27,582,473.522
		SmallCap Blend Fund	9,640,918.563	807,885.521	648,198.785	430,917.766
		SmallCap Growth Fund	5,605,374.743	330,832.936	420,834.416	610,571.279
		SmallCap Growth Fund I	105,174,779.330	9,142,421.669	4,070,337.086	1,078,660.000
		SmallCap Growth Fund II	15,499,654.321	1,101,896.312	1,548,651.709	1,560.000
		SmallCap S&P 600 Index Fund	18,588,061.647	1,088,344.084	1,245,906.478	1,220,711.347
		SmallCap Value Fund	3,635,844.620	163,015.032	285,122.965	296,499.102
		SmallCap Value Fund II	94,095,210.541	5,590,272.600	6,988,534.296	863,230.000
		Small-MidCap Dividend Income Fund	23,185,656.203	58,381.111	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,250,415.664	447,984.395	1,430,326.907	3,203,012.509

3	h.	Approval of Amended Fundamental Restriction Relating to Underwriting

			For	Against	Abstain	Broker Non-Vote
		Principal LifeTime 2010 Fund	114,140,626.500	2,616,585.644	12,588,340.375	383,634.000
		Principal LifeTime 2015 Fund	49,089,590.796	3,245,917.749	5,752,761.127	0.000
		Principal LifeTime 2020 Fund	351,042,712.802	15,106,014.563	31,422,159.539	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	323,904,466.250	15,571,028.829	27,574,557.821	774,565.000
		Principal LifeTime 2035 Fund	40,972,734.220	169,916.832	485,008.255	0.000
		Principal LifeTime 2040 Fund	189,912,248.503	8,131,520.457	15,928,615.994	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,544,688.610	1,967,474.945	8,694,631.527	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,456,696.562	1,300,344.217	3,714,426.785	289,270.528
		SAM Balanced Portfolio	137,458,438.821	5,880,874.783	6,821,931.777	47,886,646.899
		SAM Conservative Balanced Portfolio	49,203,623.275	2,369,414.888	3,167,222.239	14,139,406.529
		SAM Conservative Growth Portfolio	90,638,671.091	2,666,431.330	5,270,106.468	23,883,091.595
		SAM Flexible Income Portfolio	52,668,033.111	4,026,315.921	5,384,651.191	12,688,349.343
		SAM Strategic Growth Portfolio	48,540,199.544	2,841,960.974	4,050,919.215	13,005,295.068

76

3	i.	Approval of Elimination of Fundamental Restriction Relating to Short Sales

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	145,709,353.948	8,097,641.192	7,386,810.007	1,446,625.233
		Bond Market Index Fund	87,453,449.505	10,841,014.804	7,297,167.037	12,868.764
		California Municipal Fund	8,858,251.527	566,323.770	1,340,573.110	1,758,279.596
		Diversified International Fund	251,937,942.341	11,968,661.429	8,584,643.257	6,773,238.097
		Diversified Real Asset Fund	68,014,268.309	411,412.705	951,795.574	10,302,987.664
		Equity Income Fund	136,464,298.750	10,069,324.660	8,978,908.287	19,549,157.492
		Global Diversified Income Fund	90,650,695.936	3,175,621.339	6,373,282.339	29,436,244.153
		Global Real Estate Securities Fund	29,727,632.673	3,870,365.287	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	104,317,738.793	8,310,235.688	4,625,432.449	18,822,990.918
		High Yield Fund	193,706,266.092	7,265,701.498	13,458,247.499	70,307,373.210
		High Yield Fund I	155,429,967.608	2,306,960.785	207,257.661	973,465.000
		Income Fund	124,829,004.281	6,779,066.979	5,942,529.071	21,976,167.775
		Inflation Protection Fund	76,666,288.368	2,774,669.130	5,219,975.712	2,376,670.482
		International Emerging Markets Fund	45,446,393.767	4,431,468.510	2,531,882.554	4,988,693.656
		International Equity Index Fund	54,826,149.560	4,212,438.291	2,736,371.628	0.000
		International Value Fund I	122,711,111.649	4,920,944.296	16,576,591.852	1,556,344.000
		LargeCap Blend Fund II	75,559,552.754	8,885,449.775	7,694,469.363	7,055,630.748
		LargeCap Growth Fund	185,915,064.812	20,494,459.580	12,758,670.064	14,563,096.222
		LargeCap Growth Fund I	307,735,176.450	35,949,887.093	20,701,118.305	3,584,825.000
		LargeCap Growth Fund II	120,277,903.631	11,436,968.872	8,770,699.920	39,767.000
		LargeCap S&P 500 Index Fund	198,488,470.210	19,916,640.517	13,148,489.348	5,209,036.469
		LargeCap Value Fund	132,282,099.354	5,272,143.751	7,652,870.789	4,931,899.028
		LargeCap Value Fund I	162,459,041.200	13,810,839.918	16,236,279.795	2,002.000
		LargeCap Value Fund III	99,571,908.097	8,597,871.261	3,958,698.351	32,524.835
		MidCap Blend Fund	70,709,143.192	4,645,545.992	4,047,793.285	15,534,302.213
		MidCap Growth Fund	11,498,412.666	691,152.007	254,375.820	152,566.000
		MidCap Growth Fund III	109,650,292.585	11,190,382.514	9,075,030.941	57,853.000
		MidCap S&P 400 Index Fund	18,415,457.778	2,415,404.184	1,427,041.739	2,077,681.450
		MidCap Value Fund I	81,206,327.119	19,952,354.804	4,208,623.007	3,360,558.003
		MidCap Value Fund III	5,744,888.227	599,945.566	489,505.522	26,584.686
		Money Market Fund	669,844,130.507	86,585,197.457	65,417,911.860	156,254,363.970
		Preferred Securities Fund	183,657,009.795	4,760,101.177	8,757,223.274	45,665,081.776
		Principal Capital Appreciation Fund	26,026,035.212	1,510,771.892	1,300,337.371	4,506,030.093
		Principal LifeTime 2010 Fund	110,989,364.553	5,594,971.562	12,761,216.404	383,634.000
		Principal LifeTime 2015 Fund	48,786,726.277	4,233,178.351	5,068,365.044	0.000
		Principal LifeTime 2020 Fund	344,628,990.556	23,674,726.764	29,267,169.584	919,381.799
		Principal LifeTime 2025 Fund	55,994,577.537	5,354,167.321	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	314,476,862.502	24,371,866.757	28,201,323.641	774,565.000
		Principal LifeTime 2035 Fund	33,323,501.632	7,819,149.420	485,008.255	0.000
		Principal LifeTime 2040 Fund	183,906,826.331	11,951,863.529	18,113,695.094	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	79,732,811.441	5,595,304.911	7,878,677.730	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,346,277.707	1,726,586.910	3,398,602.947	289,270.528
		Real Estate Securities Fund	76,427,878.453	3,682,553.290	2,331,021.721	8,138,483.184
		SAM Balanced Portfolio	136,042,050.504	7,140,938.473	6,978,251.404	47,886,651.899
		SAM Conservative Balanced Portfolio	48,894,240.100	2,788,510.282	3,057,509.020	14,139,407.529
		SAM Conservative Growth Portfolio	88,801,149.502	4,295,139.327	5,478,920.060	23,883,091.595
		SAM Flexible Income Portfolio	52,933,048.521	3,587,981.500	5,557,969.202	12,688,350.343
		SAM Strategic Growth Portfolio	48,114,938.425	3,348,719.660	3,969,419.648	13,005,297.068
		Short-Term Income Fund	55,435,789.462	2,074,634.928	2,111,552.830	27,582,472.522
		SmallCap Blend Fund	9,608,809.041	770,653.985	717,539.843	430,917.766
		SmallCap Growth Fund	5,536,690.425	382,746.232	437,605.438	610,571.279
		SmallCap Growth Fund I	104,262,395.415	10,539,007.113	3,586,135.557	1,078,660.000
		SmallCap Growth Fund II	14,533,839.878	1,824,800.038	1,791,562.426	1,560.000
		SmallCap S&P 600 Index Fund	18,104,663.743	1,680,553.398	1,137,096.068	1,220,710.347
		SmallCap Value Fund	3,547,537.690	228,181.823	308,262.104	296,500.102
		SmallCap Value Fund II	92,035,596.403	6,881,615.135	7,756,805.899	863,230.000
		Small-MidCap Dividend Income Fund	23,053,974.365	140,042.985	523,657.459	831,560.988
		Tax-Exempt Bond Fund	15,037,250.258	614,759.788	1,476,716.920	3,203,012.509

77

4.	Approval of Reclassification of the Global Real Estate Securities Fund from a “Diversified” to a “Non-Diversified” Fund

			For	Against	Abstain	Broker Non-Vote
		Global Real Estate Securities Fund	29,729,587.765	3,864,903.256	1,093,314.180	4,477,131.210

5	.	Approval of New Sub-Advisory Agreement with Principal Global Investors, LLC as Sub-Advisor to the High Yield Fund

			For	Against	Abstain	Broker Non-Vote
		High Yield Fund	197,209,963.203	3,903,200.544	13,317,065.342	70,307,359.210

78

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV429-05 | 06/2012 | #t1205170212 ©2012 Principal Financial Services, Inc.

Class J shares

Principal Money Market Fund

Semiannual Report

April 30, 2012

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation

Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc

Employers Dental Services, Inc. / Principal Dental Services, Inc

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION

This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.
We may share personal information about you or about
This Notice applies to:	former customers, plan participants or beneficiaries within
x	people who own or apply for our products or services	the Principal Financial Group for several reasons, including:
for personal use.	x	to assist us in providing service;
x	employee benefit plan participants and beneficiaries.	x	to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x	with your consent, at your request or as allowed
people. The Notice does not apply to an employer plan	by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU	With Others
We follow strict standards to safeguard personal information.	In the course of doing business we may share data with
These standards include limiting access to data and regularly	others. This could include personal information about you or
testing our security technology.	about former customers, plan participants or beneficiaries.
Personal information may be shared with others for the
HOW WE COLLECT INFORMATION	following reasons:
We collect data about you as we do business with you.	x	in response to a subpoena,
Some of the sources of this data are as follows:	x	to prevent fraud,
x Information we obtain when you apply or enroll for	x	to comply with inquiries from government agencies
products or services. You may provide facts such as	or other regulators, or
your name; address; Social Security number; financial
status; and, when applicable, health history.	x	for other legal purposes.

x Information we obtain from others. This may include	We also may share personal information:
claim reports, medical records, when applicable, credit
reports, property values and similar data.	x	with others that service your accounts, or that
x Information we obtain through our transactions and	perform services on our behalf;
experience with you. This includes your claims history,	x	with others with whom we may have joint marketing
payment and investment records, and account values	agreements. These include financial services
and balances.	companies (such as other insurance companies,
x Information we obtain through the Internet. This	banks or mutual fund companies); and
includes data from online forms you complete. It also	x	with other companies with your consent, at your
includes data we collect when you visit our websites.	request or as allowed by law.

MM 2458-10

02/2012

F445PS-12

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies of the	You may write to us if you have questions about our Privacy
Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this noticedoesnotmeanyourapplication has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	Wemaychangeour privacy practicesattimes.Wewill give
youarevised notice whenrequiredby law.
We strive for accurate records. Please tell us if you receive
any incorrect materials from us. We will make the	Our privacy practicescomplywith allapplicablelaws.Ifa
appropriate changes.	state’s privacy lawsare more restrictivethanthosestatedin
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	thisNotice, wecomplywiththose laws.
GROUP	Your agent, broker,registeredrepresentative,consultantor
Several companies within the Principal Financial Group are	advisor may have adifferent privacy policy.
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings,	1-800-986-3343
investment, and insurance products.

MM 2458-10

02/2012

F456PS-12

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle personal	We may share personal information about you or about former
information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California who:	within the Principal Financial Group or with others for several reasons, including:
x own or apply for our products or services for personal
use.	x to assist us in servicing your account;
x are employee benefit plan participants and beneficiaries.	x to protect against potential identity theft or
unauthorized transactions;
Please note that in this Notice, “you” refers to only these
people. The Notice does not apply to an employer plan sponsor	x to comply with inquiries from government agencies or other
or group policyholder.	regulators, or for other legal purposes;
x with your consent, at your request or as allowed by law.
WE PROTECT INFORMATION WE COLLECT ABOUT YOU
We follow strict standards to protect personal information.	MEDICAL INFORMATION
These standards include limiting access to data and regularly	We do not share medical information among companies of the
testing our security technology.	Principal Financial Group or with others except:
HOW WE COLLECT INFORMATION	x when needed to service your policies, accounts, claims
We collect data about you as we do business with you. Some of	or contracts;
the sources of this data are as follows:	x when laws protecting your privacy permit it; or
x Information we obtain when you apply or enroll for	x when you consent.
products or services. You may provide facts such as your
name; address; Social Security number; financial status;	ACCURACY OF INFORMATION
and, when applicable, health history.	We strive for accurate records. Please tell us if you receive any
x Information we obtain from others. This may include	incorrect materials from us. We will make the appropriate
claim reports, medical records, credit reports and similar	changes.
data.
x Information we obtain through our transactions and	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
experience with you. This includes your claims history,	GROUP
payment and investment records, and account values.	Several companies within the Principal Financial Group are
x Information we obtain through the Internet. This	listed at the top of this Notice. The companies of the Principal
includes data from online forms you complete. It also	Financial Group are leading providers of retirement savings,
includes data we receive when you visit our website.	investment, and insurance products.

BB 9338-9

02/2012

F445CA-9

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practicescomplywith allapplicablelaws. Your agent, broker,registeredrepresentative,consultantor advisor may have adifferent privacy policy. 1-800-986-3343
Receipt of this noticedoesnotmeanyourapplication has been accepted. Wemaychangeour privacy practicesattimes.Wewill give youarevised notice whenrequiredby law.

BB 9338-9

02/2012

F456CA-9

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	14
Shareholder Expense Example	16
Supplemental Information	17

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.

	April 30, 2012 (unaudited)

		Money Market
Amounts in thousands, except per share amounts		Fund
Investment in securities--at cost		$1,159,688
Assets
Investment in securities--at value		$1,159,688
Cash		12
Receivables:
Dividends and interest		132
Expense reimbursement from Manager		332
Expense reimbursement from Distributor		19
Fund shares sold		2,330
Other assets		26
Prepaid expenses		55
	Total Assets	1,162,594
Liabilities
Accrued management and investment advisory fees		374
Accrued distribution fees		90
Accrued transfer agent fees		385
Accrued directors' expenses		2
Payables:
Fund shares redeemed		4,840
	Total Liabilities	5,691
Net Assets Applicable to Outstanding Shares		$1,156,903
Net Assets Consist of:
Capital Shares and additional paid-in-capital		$1,198,517
Accumulated undistributed (overdistributed) net realized gain (loss)		(41,614)
	Total Net Assets	$1,156,903
Capital Stock (par value: $.01 a share):
Shares authorized		17,575,000
Net Asset Value Per Share:
Class A: Net Assets		$479,231
Shares Issued and Outstanding		479,295
Net Asset Value per share		$1.00
Maximum Offering Price		$1.00
Class B: Net Assets		$16,033
Shares Issued and Outstanding		16,035
Net Asset Value per share		$1.00	(a)
Class C: Net Assets		$18,791
Shares Issued and Outstanding		18,793
Net Asset Value per share		$1.00	(a)
Class J: Net Assets		$290,715
Shares Issued and Outstanding		290,754
Net Asset Value per share		$1.00	(a)
Institutional: Net Assets		$352,133
Shares Issued and Outstanding		352,180
Net Asset Value per share		$1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended April 30, 2012 (unaudited)

Money
Amounts in thousands	Market Fund(a)
Net Investment Income (Loss)
Income:
Interest	1,853
Total Income	1,853
Expenses:
Management and investment advisory fees	2,512
Distribution fees - Class B	101
Distribution fees - Class C	118
Distribution fees - Class J	380
Distribution fees - R-1	12
Distribution fees - R-2	24
Distribution fees - R-3	45
Distribution fees - R-4	9
Administrative service fees - R-1	9
Administrative service fees - R-2	16
Administrative service fees - R-3	13
Administrative service fees - R-4	3
Administrative service fees - R-5	3
Registration fees - Class A	26
Registration fees - Class B	7
Registration fees - Class C	9
Registration fees - Class J	14
Registration fees - Institutional	28
Service fees - R-1	8
Service fees - R-2	20
Service fees - R-3	46
Service fees - R-4	23
Service fees - R-5	85
Shareholder meeting expense - Class A	17
Shareholder meeting expense - Class B	1
Shareholder meeting expense - Class C	1
Shareholder meeting expense - Class J	18
Shareholder reports - Class A	24
Shareholder reports - Class B	2
Shareholder reports - Class C	1
Shareholder reports - Class J	65
Shareholder reports - Institutional	14
Transfer agent fees - Class A	371
Transfer agent fees - Class B	26
Transfer agent fees - Class C	17
Transfer agent fees - Class J	238
Transfer agent fees - Institutional	3
Custodian fees	3
Directors' expenses	22
Professional fees	12
Other expenses	14
Total Gross Expenses	4,360
Less: Reimbursement from Manager - Class A	717
Less: Reimbursement from Manager - Class B	123
Less: Reimbursement from Manager - Class C	41
Less: Reimbursement from Manager - Class J	882
Less: Reimbursement from Manager - Institutional	204
Less: Reimbursement from Manager - R-1	22
Less: Reimbursement from Manager - R-2	44
Less: Reimbursement from Manager - R-3	78
Less: Reimbursement from Manager - R-4	36
Less: Reimbursement from Manager - R-5	127
Less: Reimbursement from Distributor - Class B	25
Less: Reimbursement from Distributor - Class C	118
Less: Reimbursement from Distributor - R-1	12
Less: Reimbursement from Distributor - R-2	24
Less: Reimbursement from Distributor - R-3	45
Less: Reimbursement from Distributor - R-4	9
Total Net Expenses	1,853
Net Investment Income (Loss)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

2

				STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Money Market Fund

										Period Ended		Year Ended
										April 30, 2012		October 31, 2011
Operations
Net investment income (loss)										$	–			$–
Net realized gain (loss) on investments											–			4
Change in unrealized appreciation/depreciation of investments											–			–
			Net Increase (Decrease) in Net Assets Resulting from Operations								–			4

Capital Share Transactions
Net increase (decrease) in capital share transactions											(181,731)			14,549
						Total increase (decrease) in net assets					(181,731)			14,553

Net Assets
Beginning of period											1,338,634			1,324,081
End of period (including undistributed net investment income as set forth below)											$1,156,903			$1,338,634
Undistributed (overdistributed) net investment income (loss)										$	–			$–

	Class A		Class B	Class C	Class J	Institutional		R-1 (a)	R-2 (a)	R-3 (a)	R-4 (a)	R-5	(a)
Capital Share Transactions:
Period Ended April 30, 2012
Dollars:
Sold	$197,922		$2,244	$6,615	$68,608	$210,512		$1,197	$1,003	$6,140	$3,954	$11,723
Redeemed	(234,917)		(9,276)	(15,381)	(94,805)	(121,433)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	$(36,995)		$(7,032)	$(8,766)	$(26,197)	$89,079		$(8,698)	$(21,198)	$(46,982)	$(24,170)	(90,772)
Shares:
Sold	197,921		2,244	6,615	68,608	210,512		1,197	1,003	6,140	3,954	11,723
Redeemed	(234,917)		(9,276)	(15,381)	(94,805)	(121,433)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	(36,996)		(7,032)	(8,766)	(26,197)	89,079		(8,698)	(21,198)	(46,982)	(24,170)	(90,772)
Year Ended October 31, 2011
Dollars:
Sold	$570,848		$10,967	$30,190	$194,727	$200,053		$3,245	$5,608	$25,655	$13,578	$54,955
Redeemed	(559,870)		(23,973)	(23,271)	(188,063)	(139,058)		(4,366)	(10,118)	(34,905)	(12,285)	(99,368)
Net Increase (Decrease)	$10,978	$(13,006)		$6,919	$6,664	$60,995		$(1,121)	$(4,510)	$(9,250)	$1,293	$(44,413)
Shares:
Sold	570,848		10,967	30,190	194,727	200,053		3,245	5,608	25,655	13,578	54,955
Redeemed	(559,870)		(23,973)	(23,271)	(188,063)	(139,058)		(4,366)	(10,118)	(34,905)	(12,285)	(99,368)
Net Increase (Decrease)	10,978		(13,006)	6,919	6,664	60,995		(1,121)	(4,510)	(9,250)	1,293	(44,413)

Distributions:
Period Ended April 30, 2012
From net investment
income	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–
Year Ended October 31, 2011
From net investment
income	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–
From net realized gain on
investments	–		–	–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$	– $	–	$–	$–	$	– $	– $	–	$–	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The financial statements for Money Market Fund are presented herein. Money Market Fund offers four classes of shares: Class A, Class C, Class J and Institutional. Class B share of Money Market Fund are no longer available for purchase. Information presented in these financial statements pertains to the Class J shares. Certain detailed information for the other classes of shares is provided separately.

Effective March 6, 2012, Money Market Fund eliminated Class R-1, R-2, R-3, R-4 & R-5.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities, other than holdings of other mutual funds, at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation (the “Manager”).

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended October 31, 2011, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2011, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. The Fund did not borrow against the line of credit during the period ended April 30, 2012.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2012, there were no significant transfers between Level 1 and Level 2.

As of April 30, 2012, 100% of the Fund’s investments were valued based on Level 2 inputs, with the exception of publically traded investment funds, which is based on a Level 1 input.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of the Fund, which is an affiliate of the Manager. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Fund (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

Class A, Class B, Class C, Class J and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class B and Class C shares is 1.55% and 1.79%, respectively. The expense limits will expire on February 28, 2013.

The Manager has voluntarily agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Institutional Class shares is .43% and may be terminated at any time. In addition, the Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution Fees. The Class B, Class C and Class J shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Fund, a portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00% and .25% for Class B, Class C and Class J shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75% for Class B and 0% for Class C shares. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2012, were $1,000, $18,000, $4,000, and $72,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 3012, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned 11,094,000 and 3,040,000 shares of Class A and Institutional shares, respectively.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

6. Capital Share Transactions

For the period ended April 30, 2012, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars
Money Market Fund	1,749	$1,749

7. Federal Tax Information

Distributions to Shareholders. Money Market Fund did not make any distributions for the periods ended April 30, 2012 and October 31, 2011.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2011 the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
						Annual
	2014	2015	2016	2017	Total	Limitations*

Money Market Fund	$28	$3,000	$35,617	$2,969	$41,614	$5,612

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of Money Market Fund’s losses have been subjected to an annual limitation.

Effective for realized capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, the net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2011, Money Market Fund utilized capital loss carryforwards of $5,000.

Reclassification of Capital Accounts. Money Market Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2011, Money Market Fund recorded a reclassification of $2,000 to Accumulated Net Realized Gain on Investments and ($2,000) to Paid in Capital.

8

Schedule of Investments Money Market Fund April 30, 2012 (unaudited)

	INVESTMENT COMPANIES - 4.59%	Shares Held	Value	(000	's)		Principal

	Publicly Traded Investment Fund - 4.59%					BONDS (continued)	Amount (000's)	Value	(000	's)
	BlackRock Liquidity Funds TempFund	28,400,000		$28,400		Other Asset Backed Securities (continued)
	Portfolio					CNH Equipment Trust
	STIT - Liquid Assets Portfolio	24,700,000		24,700		0.38%, 10/12/2012	$498		$498
				$53,100		GE Equipment Midticket LLC
	TOTAL INVESTMENT COMPANIES			$53,100		0.43%, 10/22/2012	827		827
		Principal				GE Equipment Small Ticket LLC
BONDS	- 14.80%	Amount (000's)	Value	(000	's)	0.51%, 11/21/2012(a),(b)	1,700		1,700
						GE Equipment Transportation LLC
	Automobile Asset Backed Securities - 3.08%					0.39%, 3/22/2013(a)	4,181		4,181
	Ally Auto Receivables Trust					John Deere Owner Trust
	0.43%, 11/15/2012(a)	$1,086		$1,086		0.38%, 3/15/2013(a)	4,666		4,666
	AmeriCredit Automobile Receivables Trust					Volvo Financial Equipment LLC
	0.45%, 2/8/2013(a)	2,660		2,660		0.35%, 3/15/2013(a),(b)	5,704		5,703
	CarMax Auto Owner Trust								$25,575
	0.48%, 11/15/2012	573		573
	Enterprise Fleet Financing LLC					Retail - 0.40%
	0.59%, 11/20/2012(a),(b)	1,835		1,835		Target Corp
	Ford Credit Auto Lease Trust					0.50%, 1/11/2013(a)	4,600		4,600
	0.36%, 3/15/2013(b)	3,543		3,543
	Honda Auto Receivables Owner Trust					TOTAL BONDS			$171,257
	0.41%, 3/15/2013(a)	8,312		8,312			Principal
	Huntington Auto Trust					MUNICIPAL BONDS - 7.81%	Amount (000's)	Value	(000	's)
	0.36%, 9/17/2012(b)	622		622
	Hyundai Auto Lease Securitization Trust 2011-A					California - 2.70%
						California Statewide Communities
	0.31%, 8/15/2012(b)	208		208		Development Authority FANNIE MAE
	Mercedes-Benz Auto Lease Trust					0.20%, 5/7/2012	$200		$200
	0.34%, 4/15/2013(a)	5,492		5,492		Kern Water Bank Authority WELLS FARGO
	Santander Drive Auto Receivables Trust					0.21%, 5/7/2012	5,337		5,337
	0.54%, 1/15/2013	3,431		3,431		San Jose Redevelopment Agency JP
	Volkswagen Auto Loan Enhanced Trust					MORGAN CHASE & CO
	0.44%, 1/22/2013	2,031		2,032		0.23%, 5/7/2012	25,710		25,710
	Wheels SPV LLC								$31,247
	0.50%, 5/20/2013(a),(b)	4,500		4,500		Colorado - 0.15%
	World Omni Auto Receivables Trust					Colorado Housing & Finance
	0.41%, 11/15/2012	1,368		1,368		Authority WELLS FARGO
				$35,662		0.26%, 5/7/2012	325		325
	Automobile Manufacturers - 0.56%					County of Kit Carson CO WELLS FARGO
	Toyota Motor Credit Corp					0.25%, 5/7/2012	1,440		1,440
	0.67%, 10/18/2012(a)	6,500		6,500					$1,765
						Connecticut - 0.59%
	Banks - 1.38%					Connecticut Housing Finance
	JP Morgan Chase Bank NA					Authority FEDERAL HOME LOAN BANK
	0.36%, 5/21/2013(a)	8,000		8,000		0.17%, 5/7/2012	6,875		6,875
	0.50%, 5/9/2013(a)	8,000		8,000
				$16,000		Georgia - 0.19%
	Diversified Financial Services - 4.85%					Savannah College of Art & Design Inc BANK
	Corporate Finance Managers Inc					OF AMERICA
	0.21%, 5/7/2012	12,000		12,000		0.29%, 5/7/2012	2,200		2,200
	ING USA Annuity & Life Insurance Co
	1.03%, 6/6/2012(a),(c)	15,000		15,000		Illinois - 1.33%
	MetLife					Memorial Health System/IL JP MORGAN
	0.70%, 8/16/2012(a),(c)	15,000		15,000		CHASE & CO
	NGSP Inc					0.25%, 5/7/2012	15,380		15,380
	0.32%, 5/7/2012	14,100		14,100

				$56,100		Indiana - 0.27%
	Healthcare - Services - 0.94%					Ball State University Foundation Inc US
	Portland Clinic LLP/The					BANK
	0.32%, 5/7/2012	10,820		10,820		0.28%, 5/1/2012	3,150		3,150

	Insurance - 1.38%					Maryland - 0.40%
	New York Life Capital Corp					City of Baltimore MD STATE STREET
	0.54%, 7/27/2012(a),(c)	16,000		16,000		BANK & TRUST
						0.19%, 5/7/2012	4,600		4,600

	Other Asset Backed Securities - 2.21%
	CIT Equipment Collateral
	0.44%, 4/22/2013(a),(b)	8,000		8,000

See accompanying notes

9

Schedule of Investments Money Market Fund April 30, 2012 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Minnesota - 0.60%					Banks (continued)
City of St Paul MN US BANK					Credit Suisse/New York NY
0.21%, 5/7/2012	$2,200		$2,200		0.17%, 5/1/2012	$7,000		$7,000
Minnesota Housing Finance Agency STATE					DBS Bank Ltd
STREET BANK & TRUST					0.18%, 7/2/2012(b),(d)	7,000		6,998
0.21%, 5/7/2012	4,760		4,760		0.50%, 8/3/2012(b),(d)	6,900		6,891
			$6,960		0.50%, 8/7/2012(b),(d)	6,000		5,992
					DNB Bank ASA
New Mexico - 0.34%					0.16%, 5/7/2012(b),(d)	8,000		8,000
City of Las Cruces NM WELLS FARGO					HSBC USA Inc
0.21%, 5/7/2012	3,900		3,900		0.25%, 5/17/2012	8,500		8,499
					0.25%, 6/26/2012	6,450		6,447
New York - 0.71%					KFW REPUBLIC OF GERMANY
Housing Development Corp/NY HESSEN LANDES BANK					0.17%, 5/8/2012(b),(d)	7,000		7,000
					Manhattan Asset Funding Co LLC
0.31%, 5/7/2012	5,400		5,400		0.19%, 5/10/2012(b)	6,500		6,500
Housing Development Corp/NY JP					0.19%, 5/24/2012(b)	6,700		6,699
MORGAN CHASE & CO					0.20%, 5/3/2012(b)	8,000		8,000
0.23%, 5/7/2012	2,730		2,730		0.25%, 6/14/2012(b)	7,000		6,998
			$8,130		Mitsubishi UFJ Trust & Banking Corp/NY
					0.35%, 6/18/2012(b)	6,000		5,997
Oklahoma - 0.41%					0.36%, 6/4/2012(b)	8,000		7,997
Oklahoma University Hospital BANK OF AMERICA					Mizuho Funding LLC MIZUHO CORP BANK
0.32%, 5/7/2012	4,800		4,800		0.35%, 7/18/2012(b)	8,000		7,994
					0.38%, 6/15/2012(b)	7,100		7,097
Washington - 0.12%					0.43%, 5/10/2012(b)	7,500		7,499
Washington State Housing Finance					National Australia Funding Delaware
Commission FANNIE MAE					Inc NATIONAL AUSTRALIA BANK
0.20%, 5/7/2012	845		845		0.39%, 7/9/2012(b)	7,800		7,794
0.21%, 5/7/2012	450		450		0.42%, 5/1/2012(b)	7,000		7,000
Washington State Housing Finance					Oversea-Chinese Banking Corp Ltd
Commission US BANK					0.32%, 6/1/2012(d)	13,200		13,196
0.30%, 5/7/2012	75		75		0.54%, 8/15/2012(d)	7,000		6,989
					0.57%, 8/6/2012(d)	8,500		8,487
			$1,370
TOTAL MUNICIPAL BONDS			$90,377		Skandinaviska Enskilda Banken AB
					0.33%, 5/4/2012(b),(d)	7,000		7,000
	Maturity				0.40%, 5/15/2012(b),(d)	7,000		6,999
REPURCHASE AGREEMENTS - 9.55%	Amount (000's)	Value	(000	's)
					Societe Generale North America
Banks - 9.55%					Inc SOCIETE GENERALE
Credit Suisse Repurchase Agreement; 0.16%	$55,000		$55,000		0.24%, 5/4/2012	8,000		8,000
dated 04/30/12 maturing 05/01/12					Standard Chartered Bank/New York
(collateralized by US Government Security;					0.44%, 5/3/2012(b)	6,000		6,000
$ 56,100,000; 4.38%; dated 11/15/39)					0.50%, 7/10/2012(b)	7,300		7,293
Deutsche Bank Repurchase Agreement; 0.20%	55,470		55,470		0.56%, 7/2/2012(b)	5,800		5,794
dated 04/30/12 maturing 05/01/12					0.57%, 6/22/2012(b)	6,000		5,995
(collateralized by US Government Security;					Sumitomo Mitsui Banking Corp
$ 56,579,400; 1.13%; dated 02/27/14)					0.17%, 5/15/2012(b),(d)	6,000		6,000
			$110,470		0.37%, 6/21/2012(b),(d)	7,000		6,996
TOTAL REPURCHASE AGREEMENTS			$110,470		0.38%, 5/3/2012(b),(d)	7,000		7,000
	Principal				Union Bank NA
COMMERCIAL PAPER - 62.99%	Amount (000's)	Value	(000	's)	0.16%, 5/25/2012	7,300		7,299
					0.23%, 5/22/2012	8,000		7,999
Automobile Manufacturers - 1.36%					0.35%, 7/12/2012	4,000		3,997
BMW US Capital LLC BMW AG					0.35%, 7/16/2012	7,000		6,995
0.18%, 5/31/2012(b)	$7,800		$7,799
								$289,630
Toyota Motor Credit Corp
0.37%, 10/15/2012	7,900		7,886		Chemicals - 0.60%
			$15,685		BASF AG
					0.19%, 6/27/2012(b)	7,000		6,998
Banks - 25.03%
Australia & New Zealand Banking Group Ltd
0.18%, 5/30/2012(b),(d)	7,200		7,199		Commercial Services - 0.69%
Bank of Nova Scotia/New York					Salvation Army/United States
0.42%, 6/25/2012	3,500		3,498		0.18%, 6/4/2012	8,000		7,999
0.42%, 6/27/2012	9,000		8,994
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY					Consumer Products - 2.43%
					Reckitt Benckiser Treasury Services
0.23%, 6/5/2012	8,000		7,998		PLC RECKITT BENCKISER GROUP
Commonwealth Bank of Australia					0.40%, 11/1/2012(b)	6,000		5,988
0.15%, 5/7/2012(b),(d)	3,500		3,500		0.50%, 12/3/2012(b)	7,900		7,876

See accompanying notes

10

Schedule of Investments Money Market Fund April 30, 2012 (unaudited)

	Principal					Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Consumer Products (continued)					Electric (continued)
Reckitt Benckiser Treasury Services					Oglethorpe Power Corp
PLC RECKITT BENCKISER GROUP					0.22%, 5/8/2012(b)	$8,000		$8,000
(continued)					0.22%, 5/10/2012(b)	6,000		6,000
0.55%, 6/1/2012(b)	$7,200		$7,196		0.24%, 5/2/2012(b)	4,000		4,000
0.55%, 6/8/2012(b)	7,000		6,996		Southern Co Funding Corp
			$28,056		0.21%, 5/11/2012(b)	8,000		7,999
					0.22%, 5/18/2012(b)	6,000		5,999
Diversified Financial Services - 19.25%					0.23%, 5/9/2012(b)	8,000		8,000
Alpine Securitization Corp								$68,993
0.18%, 5/7/2012(b)	7,000		7,000
0.18%, 5/9/2012(b)	7,000		7,000		Healthcare - Products - 0.66%
0.18%, 5/29/2012(b)	7,800		7,799		Covidien International Finance SA
0.29%, 7/16/2012(b)	7,000		6,996		0.35%, 5/8/2012(b)	7,600		7,599
American Honda Finance Corp AMERICAN
HONDA MOTOR CORP
0.17%, 5/16/2012	5,000		5,000		Insurance - 0.59%
					Prudential Funding LLC PRUDENTIAL
Bryant Park Funding LLC					FINANCIAL INC
0.17%, 5/14/2012(b)	6,900		6,900
0.17%, 5/23/2012(b)	7,000		6,999		0.23%, 5/4/2012	6,800		6,800
Charta Corp
0.27%, 5/11/2012(b)	7,100		7,099		Oil & Gas - 3.52%
CRC Funding LLC					BP Capital Markets PLC BP PLC
0.29%, 5/14/2012(b)	7,000		6,999		0.20%, 6/7/2012(b)	7,900		7,898
Dealers Capital Access					0.31%, 6/5/2012(b)	7,700		7,698
0.40%, 5/3/2012	6,000		6,000		0.33%, 6/26/2012(b)	5,800		5,797
Gotham Funding Corp					0.33%, 7/3/2012(b)	6,000		5,997
0.17%, 5/25/2012(b)	7,500		7,499		Motiva Enterprises LLC
0.25%, 5/24/2012(b)	8,000		7,999		0.15%, 5/10/2012	6,300		6,300
0.28%, 7/11/2012(b)	7,300		7,296		Total Capital Canada Ltd TOTAL SA
ING US Funding LLC ING BANK					0.20%, 7/10/2012(b)	7,000		6,997
0.25%, 6/20/2012	5,000		4,998					$40,687
John Deere Bank SA JOHN DEERE CAPITAL					Supranational Bank - 2.23%
					Corp Andina de Fomento
0.13%, 5/21/2012(b)	8,000		7,999		0.28%, 5/18/2012(b)	6,000		5,999
0.16%, 5/30/2012(b)	7,000		6,999		0.28%, 6/18/2012(b)	8,000		7,997
0.17%, 5/22/2012(b)	5,800		5,799		0.40%, 7/13/2012(b)	7,800		7,794
0.18%, 6/12/2012(b)	7,000		6,999		0.58%, 5/11/2012(b)	4,000		3,999

Liberty Street Funding LLC
0.23%, 7/17/2012(b)	6,000		5,997					$25,789
Market Street Funding LLC					Telecommunications - 0.67%
0.23%, 7/23/2012(b)	8,000		7,996		Telstra Corp
Nieuw Amsterdam Receivables Corp					0.27%, 6/25/2012(b)	7,800		7,797
0.20%, 5/14/2012(b)	7,000		6,999
0.24%, 5/2/2012(b)	13,800		13,800		TOTAL COMMERCIAL PAPER			$728,684
0.25%, 6/13/2012(b)	7,200		7,198
						Principal
PACCAR Financial Corp PACCAR INC					CERTIFICATE OF DEPOSIT - 0.50%	Amount (000's)	Value	(000	's)
0.12%, 5/4/2012	7,800		7,800
River Fuel Funding Co #3 BANK OF NOVA SCOTIA					Banks - 0.50%
					Bank of Nova Scotia/Houston
0.22%, 6/15/2012	5,000		4,999		0.55%, 5/10/2013(a),(d)	5,800		5,800
0.22%, 7/31/2012	7,000		6,996
Sheffield Receivables Corp					TOTAL CERTIFICATE OF DEPOSIT			$5,800
0.19%, 5/23/2012(b)	8,000		7,999		Total Investments			$1,159,688
Thunder Bay Funding LLC					Liabilities in Excess of Other Assets, Net - (0.24)%			$(2,785)
0.22%, 5/7/2012(b)	7,000		7,000		TOTAL NET ASSETS - 100.00%			$1,156,903
UOB Funding LLC UNITED OVERSEAS
BANK LTD
0.30%, 7/24/2012	6,500		6,495		(a)	Variable Rate. Rate shown is in effect at April 30, 2012.
0.30%, 8/28/2012	8,000		7,992		(b)	Security exempt from registration under Rule 144A of the Securities Act of
Variable Funding Capital Co LLC					1933. These securities may be resold in transactions exempt from
0.12%, 5/1/2012(b)	8,000		8,000		registration, normally to qualified institutional buyers. Unless otherwise
			$222,651		indicated, these securities are not considered illiquid. At the end of the
					period, the value of these securities totaled $570,132 or 49.28% of net
Electric - 5.96%					assets.
GDF Suez					(c) Security is Illiquid
0.22%, 5/9/2012(b)	6,800		6,800		(d)	Security issued by foreign bank and denominated in USD.
0.22%, 5/31/2012(b)	10,000		9,998
0.24%, 5/21/2012(b)	5,000		4,999
0.25%, 6/11/2012(b)	7,200		7,198

See accompanying notes

11

Schedule of Investments
Money Market Fund
April 30, 2012 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$—
Cost for federal income tax purposes	$1,159,688

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	62 .53%
Insured	7.81%
Utilities	5.96%
Asset Backed Securities	5.29%
Consumer, Non-cyclical	4.72%
Exchange Traded Funds	4.59%
Energy	3.52%
Consumer, Cyclical	2.32%
Government	2.23%
Communications	0.67%
Basic Materials	0.60%
Liabilities in Excess of Other Assets, Net	(0.24)%
TOTAL NET ASSETS	100.00%

See accompanying notes

12

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13

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net		Dividends	Total	Net Asset			Net Assets,
		Value,	Investment	Total From	from Net	Dividends	Value			End of
		Beginning of	Income	Investment	Investment	and	End of			Period (in
		Period	(Loss)(a)	Operations	Income	Distributions	Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2012	(c)	$1 .00	$–	$–	$–	$–	$1 .00	0 .00%(d),(e)		$290,715
2011		1.00	–	–	–	–	1 .00	0.00	(e)	316,914
2010		1.00	–	–	–	–	1 .00	0.00	(e)	310,250
2009		1.00	–	–	–	–	1 .00	0.33	(e)	346,703
2008		1.00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2.67	(e)	355,746
2007		1.00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4.46	(e)	186,246

See accompanying notes.

14

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

	Ratio of Gross	Ratio of Net
Ratio of Expenses	Expenses to	Investment Income
to Average Net	Average Net	to Average Net
Assets	Assets(b)	Assets

0.29%(f)	0.87%(f)	0.00%(f)
0.28	0.76	0.00
0.35	0.85	0.00
0.69	0.92	0.32
0.87	–	2.51
0.98	–	4.37

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2012.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

15

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2012 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account Value	Ending Account	November 1,		Account	Ending Account	November 1,
	November 1,	Value April 30,	2011 to April 30,		Value November	Value April 30,	2011 to April 30,		Annualized
	2011	2012	2012	(a)	1, 2011	2012	2012	(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$1.44		$1,000.00	$1,023.42	$1.46		0.29%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

16

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	97	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	97	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	97	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

17

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

18

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

19

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2012, and the Statement of Additional Information dated February 29, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

20

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the LargeCap Value Fund III; (2) a Sub-advisory Agreement with Stone Harbor Investment Partners LP (“Stone Harbor”) related to the Global Diversified Income Fund; and (3) an Amended and Restated Sub-advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) related to the LargeCap Growth Fund I.

Barrow Hanley and Stone Harbor Sub-advisory Agreements

At its December 12, 2011 meeting, the Board considered whether to approve an amended subadvisory agreement between Principal Management Corporation (the “Manager”) and Barrow Hanley for the LargeCap Value Fund III. At its March 13, 2012 meeting, the Board considered whether to approve a subadvisory agreement between the Manager and Stone Harbor for the Global Diversified Income Fund. The LargeCap Value Fund III and Global Diversified Income Fund are referred to as a “Fund” or together as the “Funds.”

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the applicable Fund based upon that program.

With respect to each proposed subadvisor, the Board reviewed performance information, including, where deemed relevant, the historical performance of the subadvisor’s composite portfolio with an investment strategy similar to the strategy the subadvisor proposed to use for the Fund, as compared to its Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to each subadvisor, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and such subadvisor. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each proposed subadvisory agreement. The Board noted the breakpoint included in each fee schedule and concluded that each fee schedule reflects an appropriate recognition of economies of scale at the Fund’s current asset level. In evaluating profitability, the Board considered that the Manager will compensate each subadvisor from its own management fees and the Manager had negotiated each subadvisory agreement with each subadvisor at arm’s-length. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

The Board also considered the character and amount of other incidental benefits to be received by the subadvisors. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the subadvisory agreements were fair and reasonable and that approval of the sub-advisory agreements was in the best interests of the Funds.

Amended and Restated Sub-advisory Agreement with T. Rowe

At its March 13, 2012 meeting, the Board considered whether to amend the subadvisory agreement (the “Sub-advisory Agreement”) between the Manager and T. Rowe related to the LargeCap Growth Fund I. The Board noted that the Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with T. Rowe other than a change to the fee schedule to reduce the fee charged. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2011 meeting. In approving the Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2011 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services T. Rowe provides to the Fund and that T. Rowe’s obligations under the Sub-advisory Agreement would remain the same in all material respects.

21

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund
Held February 6, 2012

1	.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Fund into the SmallCap Blend Fund:

		In Favor Opposed Abstain
		6,351,624.647	92,938.355	183,030.831

				Special Meeting of Shareholders
				Principal Funds, Inc. – SmallCap Value Fund
				Held February 6, 2012

1	.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Value Fund into the SmallCap Blend Fund:

		In Favor Opposed Abstain
		3,747,933.063	142,623.409	207,661.532

				Special Meeting of Shareholder
				Principal Funds, Inc.
				Held April 4, 2012

1	.	Election of Board of Directors

				For		Withheld
		Ballantine		7,826,466,779.225		337,381,057.912
		Barnes		7,818,835,728.587		345,012,108.550
		Beer		7,842,979,389.697		320,868,447.440
		Blake		7,835,532,198.896		328,315,638.241
		Damos		7,841,742,714.974		322,105,122.163
		Eucher		7,845,634,531.856		318,213,305.281
		Everett		7,832,019,913.664		331,827,923.473
		Gilbert		7,838,868,454.021		324,979,383.116
		Grimmett		7,841,835,118.443		322,012,718.694
		Hirsch		7,838,982,242.816		324,865,594.321
		Huang		7,820,848,316.594		342,999,520.543
		Kimball		7,842,780,310.301		321,067,526.836
		Lukavsky		7,811,384,660.618		352,463,176.519
		Pavelich		7,834,601,000.983		329,246,836.154

2	.	Approval of Amended and Restated Articles of Amendment

				For	Against	Abstain	Broker Non-Vote
				6,320,429,220.834	795,290,719.831	423,328,112.334	624,799,784.138

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities

				For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund		147,490,690.616	6,179,404.025	7,523,711.506	1,446,624.233
		Bond Market Index Fund		92,809,497.649	5,513,411.412	7,268,722.285	12,868.764
		California Municipal Fund		8,902,958.787	536,579.081	1,325,610.539	1,758,279.596
		Core Plus Bond Fund I		259,331,858.044	17,446,678.883	3,173,691.338	4,662,140.874
		Diversified International Fund		253,241,279.933	10,661,038.660	8,588,927.434	6,773,239.097
		Diversified Real Asset Fund		68,180,511.424	311,700.964	885,264.200	10,302,987.664
		Equity Income Fund		138,583,469.416	9,107,441.440	7,821,624.839	19,549,153.492
		Global Diversified Income Fund		91,951,631.248	2,155,992.721	6,091,983.645	29,436,236.153
		Global Multi-Strategy Fund		30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund		29,865,603.553	3,732,394.407	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund		106,611,850.640	5,604,182.726	5,037,375.564	18,822,988.918
		High Yield Fund		195,416,666.606	5,821,800.472	13,191,751.011	70,307,370.210
		High Yield Fund I		156,057,234.799	1,665,712.018	221,239.237	973,465.000
		Income Fund		127,591,548.702	4,210,120.962	5,748,930.667	21,976,167.775
		Inflation Protection Fund		78,199,747.674	1,328,986.103	5,132,199.433	2,376,670.482
		International Emerging Markets Fund		46,658,735.812	3,607,986.631	2,143,024.388	4,988,691.656

22

			For	Against	Abstain	Broker Non-Vote
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,528,711.766	3,979,660.432	4,240,599.564	3,333,989.000
		International Value Fund I	125,508,269.592	2,372,104.469	16,328,273.736	1,556,344.000
		LargeCap Blend Fund II	77,797,815.715	6,181,133.550	8,160,522.627	7,055,630.748
		LargeCap Growth Fund	189,584,077.071	17,267,719.469	12,316,398.916	14,563,095.222
		LargeCap Growth Fund I	315,839,951.287	27,563,456.063	20,982,774.498	3,584,825.000
		LargeCap Growth Fund II	122,828,350.549	8,722,011.596	8,935,210.278	39,767.000
		LargeCap S&P 500 Index Fund	204,770,787.318	14,248,080.915	12,534,732.842	5,209,035.469
		LargeCap Value Fund	133,890,966.842	5,484,248.482	5,831,898.570	4,931,899.028
		LargeCap Value Fund I	169,809,272.371	13,838,941.521	8,857,947.021	2,002.000
		LargeCap Value Fund III	102,573,227.603	4,786,278.488	4,768,971.618	32,524.835
		MidCap Blend Fund	72,915,928.113	3,193,929.135	3,292,627.221	15,534,300.213
		MidCap Growth Fund	11,788,500.637	440,143.743	215,296.113	152,566.000
		MidCap Growth Fund III	114,807,087.624	5,082,942.087	10,025,676.329	57,853.000
		MidCap S&P 400 Index Fund	19,207,309.336	1,610,222.631	1,440,372.734	2,077,680.450
		MidCap Value Fund I	87,145,845.708	13,611,691.252	4,609,767.970	3,360,558.003
		MidCap Value Fund III	6,104,169.760	164,264.797	565,904.758	26,584.686
		Money Market Fund	700,490,209.356	48,904,854.850	72,452,177.618	156,254,361.970
		Preferred Securities Fund	185,545,011.396	3,148,369.955	8,480,951.895	45,665,082.776
		Principal Capital Appreciation Fund	26,279,659.456	1,167,364.928	1,390,119.091	4,506,031.093
		Principal LifeTime 2010 Fund	114,105,685.295	2,913,832.572	12,326,034.652	383,634.000
		Principal LifeTime 2015 Fund	49,390,399.149	3,112,964.310	5,584,906.213	0.000
		Principal LifeTime 2020 Fund	356,173,343.246	12,817,776.322	28,579,767.336	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	322,657,914.203	16,022,477.268	28,369,661.429	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	191,297,124.551	5,700,922.696	16,974,337.707	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,375,980.924	2,362,487.708	9,468,326.450	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,662,364.396	1,750,448.208	2,058,654.960	289,270.528
		Real Estate Securities Fund	78,168,264.966	2,090,183.142	2,183,008.356	8,138,480.184
		SAM Balanced Portfolio	137,249,396.559	6,184,359.979	6,727,491.843	47,886,643.899
		SAM Conservative Balanced Portfolio	49,291,424.814	2,360,045.374	3,088,789.214	14,139,407.529
		SAM Conservative Growth Portfolio	89,906,103.351	3,137,494.361	5,531,611.177	23,883,091.595
		SAM Flexible Income Portfolio	53,386,735.269	3,086,613.863	5,605,653.091	12,688,347.343
		SAM Strategic Growth Portfolio	49,003,787.226	2,445,840.922	3,983,449.585	13,005,297.068
		Short-Term Income Fund	55,788,599.134	1,708,553.238	2,124,823.848	27,582,473.522
		SmallCap Blend Fund	9,548,399.895	832,803.485	715,799.489	430,917.766
		SmallCap Growth Fund	5,710,543.406	244,943.520	401,555.169	610,571.279
		SmallCap Growth Fund I	104,913,366.999	9,715,010.626	3,759,160.460	1,078,660.000
		SmallCap Growth Fund II	15,418,660.620	1,063,311.849	1,668,229.873	1,560.000
		SmallCap S&P 600 Index Fund	18,765,852.657	1,038,406.390	1,118,053.162	1,220,711.347
		SmallCap Value Fund	3,673,052.772	138,026.243	272,903.602	296,499.102
		SmallCap Value Fund II	93,816,686.782	5,746,362.482	7,110,968.173	863,230.000
		Small-MidCap Dividend Income Fund	23,103,995.397	140,041.917	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,309,873.718	423,070.982	1,395,783.266	3,203,011.509

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,425,481.347	6,336,346.611	7,431,978.189	1,446,624.233
		Bond Market Index Fund	93,072,304.042	5,133,577.895	7,385,749.409	12,868.764
		California Municipal Fund	8,884,043.740	541,921.557	1,339,184.110	1,758,278.596
		Core Plus Bond Fund I	258,683,119.456	17,515,808.503	3,753,301.306	4,662,139.874
		Diversified International Fund	253,748,056.770	10,235,602.002	8,507,587.255	6,773,239.097
		Diversified Real Asset Fund	68,173,429.036	303,810.274	900,238.278	10,302,986.664
		Equity Income Fund	140,409,917.955	7,191,123.330	7,911,495.410	19,549,152.492
		Global Diversified Income Fund	91,610,109.140	2,382,489.291	6,207,008.183	29,436,237.153
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		Global Real Estate Securities Fund	29,862,787.820	3,735,210.140	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,581,940.232	5,134,928.054	5,536,538.644	18,822,990.918
		High Yield Fund	194,901,420.009	6,212,252.972	13,316,536.108	70,307,379.210
		High Yield Fund I	156,055,411.115	1,667,535.702	221,239.237	973,465.000
		Income Fund	127,325,573.634	4,635,127.988	5,589,898.709	21,976,167.775

23

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	78,660,577.532	1,333,781.762	4,666,573.916	2,376,670.482
		International Emerging Markets Fund	47,140,969.654	3,156,357.713	2,112,419.464	4,988,691.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	102,748,801.463	3,759,573.163	4,240,598.136	3,333,988.000
		International Value Fund I	124,958,810.222	2,436,775.787	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,442,080.504	6,457,182.814	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,280,600.983	17,532,903.186	12,354,692.287	14,563,094.222
		LargeCap Growth Fund I	319,634,445.300	25,558,801.106	19,192,935.442	3,584,825.000
		LargeCap Growth Fund II	117,588,503.775	13,757,573.201	9,139,495.447	39,767.000
		LargeCap S&P 500 Index Fund	203,173,999.191	16,010,420.433	12,369,181.451	5,209,035.469
		LargeCap Value Fund	134,013,045.744	5,013,710.522	6,180,358.628	4,931,898.028
		LargeCap Value Fund I	169,825,446.394	13,776,600.281	8,904,114.238	2,002.000
		LargeCap Value Fund III	100,888,748.230	7,293,203.342	3,946,526.137	32,524.835
		MidCap Blend Fund	73,178,178.971	2,972,094.008	3,252,209.490	15,534,302.213
		MidCap Growth Fund	11,676,925.476	551,738.839	215,276.178	152,566.000
		MidCap Growth Fund III	114,635,668.221	5,429,402.066	9,850,635.753	57,853.000
		MidCap S&P 400 Index Fund	19,223,029.521	1,626,155.435	1,408,717.745	2,077,682.450
		MidCap Value Fund I	87,019,826.217	13,863,526.492	4,483,952.221	3,360,558.003
		MidCap Value Fund III	6,063,301.065	177,562.779	593,475.471	26,584.686
		Money Market Fund	704,866,046.646	47,766,411.063	69,214,784.115	156,254,361.970
		Preferred Securities Fund	185,223,382.973	3,391,200.078	8,559,753.195	45,665,079.776
		Principal Capital Appreciation Fund	26,488,501.496	903,712.346	1,444,931.633	4,506,029.093
		Principal LifeTime 2010 Fund	112,445,180.431	4,100,928.918	12,799,443.170	383,634.000
		Principal LifeTime 2015 Fund	48,574,342.130	3,553,332.785	5,960,594.757	0.000
		Principal LifeTime 2020 Fund	352,558,740.327	13,843,578.186	31,168,567.391	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,160,165.371	18,741,073.702	27,148,813.827	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,047,944.339	3,879,265.013	17,045,175.602	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,802,295.358	2,248,971.333	8,155,528.391	254,912.130
		Principal LifeTime 2055 Fund	3,086,032.274	31,169.143	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,891,834.189	1,600,413.364	1,979,220.011	289,270.528
		Real Estate Securities Fund	78,446,863.186	1,799,293.541	2,195,299.737	8,138,480.184
		SAM Balanced Portfolio	136,788,268.685	6,225,370.106	7,147,604.590	47,886,648.899
		SAM Conservative Balanced Portfolio	47,540,567.040	4,240,847.105	2,958,845.257	14,139,407.529
		SAM Conservative Growth Portfolio	90,250,156.122	2,786,765.095	5,538,285.672	23,883,093.595
		SAM Flexible Income Portfolio	53,282,159.378	3,167,227.222	5,629,616.623	12,688,346.343
		SAM Strategic Growth Portfolio	48,485,639.688	3,098,826.625	3,848,612.420	13,005,296.068
		Short-Term Income Fund	55,742,658.226	1,700,285.822	2,179,031.172	27,582,474.522
		SmallCap Blend Fund	9,572,465.714	884,549.620	639,987.535	430,917.766
		SmallCap Growth Fund	5,615,324.791	318,888.921	422,828.383	610,571.279
		SmallCap Growth Fund I	105,260,894.422	9,487,402.641	3,639,241.022	1,078,660.000
		SmallCap Growth Fund II	14,824,119.655	1,755,881.625	1,570,201.062	1,560.000
		SmallCap S&P 600 Index Fund	18,769,282.018	1,095,372.433	1,057,656.758	1,220,712.347
		SmallCap Value Fund	3,650,330.369	145,250.708	288,402.540	296,498.102
		SmallCap Value Fund II	94,372,395.788	5,434,450.171	6,867,171.478	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,210,549.782	502,916.702	1,415,260.482	3,203,012.509

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,765,449.908	6,914,271.959	6,514,084.280	1,446,624.233
		Bond Market Index Fund	92,745,864.904	5,577,044.157	7,268,722.285	12,868.764
		California Municipal Fund	8,930,990.740	526,334.557	1,307,823.110	1,758,279.596
		Core Plus Bond Fund I	258,625,437.776	18,153,100.737	3,173,690.752	4,662,139.874
		Diversified International Fund	253,802,695.151	10,148,993.384	8,539,557.492	6,773,239.097
		Diversified Real Asset Fund	68,150,759.035	321,939.043	904,778.510	10,302,987.664
		Equity Income Fund	139,093,327.890	8,825,412.508	7,593,791.297	19,549,157.492
		Global Diversified Income Fund	91,332,418.987	2,757,286.701	6,109,903.926	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,823,032.363	3,774,965.597	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	106,984,534.043	5,482,734.532	4,786,138.355	18,822,990.918
		High Yield Fund	195,423,651.803	5,815,198.745	13,191,370.541	70,307,367.210

24

			For	Against	Abstain	Broker Non-Vote
		High Yield Fund I	155,967,002.590	1,768,824.711	208,358.753	973,465.000
		Income Fund	128,047,777.734	4,187,811.006	5,315,011.591	21,976,167.775
		Inflation Protection Fund	78,512,562.275	1,532,765.814	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,627,016.384	3,852,128.900	1,930,600.547	4,988,692.656
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		International Fund I	100,110,482.012	6,397,892.614	4,240,598.136	3,333,988.000
		International Value Fund I	122,976,708.361	4,418,877.648	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	78,522,862.049	6,376,401.269	7,240,208.574	7,055,630.748
		LargeCap Growth Fund	189,132,797.781	18,048,284.021	11,987,114.654	14,563,094.222
		LargeCap Growth Fund I	314,688,396.833	31,407,218.679	18,290,567.336	3,584,824.000
		LargeCap Growth Fund II	119,429,337.298	12,722,880.858	8,333,354.267	39,767.000
		LargeCap S&P 500 Index Fund	203,906,441.181	15,425,777.431	12,221,381.463	5,209,036.469
		LargeCap Value Fund	134,869,261.768	5,043,778.427	5,294,074.699	4,931,898.028
		LargeCap Value Fund I	162,801,812.358	13,780,583.957	15,923,764.598	2,002.000
		LargeCap Value Fund III	100,979,633.579	7,256,196.119	3,892,648.011	32,524.835
		MidCap Blend Fund	72,965,224.481	3,299,968.306	3,137,292.682	15,534,299.213
		MidCap Growth Fund	11,865,531.516	374,251.932	204,157.045	152,566.000
		MidCap Growth Fund III	115,967,453.635	5,245,604.937	8,702,647.468	57,853.000
		MidCap S&P 400 Index Fund	18,782,538.086	2,121,987.304	1,353,378.311	2,077,681.450
		MidCap Value Fund I	85,481,501.840	15,200,309.132	4,685,494.958	3,360,557.003
		MidCap Value Fund III	6,144,656.604	193,726.417	495,956.294	26,584.686
		Money Market Fund	703,122,419.535	52,500,243.152	66,224,579.137	156,254,361.970
		Preferred Securities Fund	185,414,226.809	3,163,851.724	8,596,255.713	45,665,081.776
		Principal Capital Appreciation Fund	26,224,097.101	1,289,063.235	1,323,986.139	4,506,028.093
		Principal LifeTime 2010 Fund	113,242,469.548	3,826,096.697	12,276,986.274	383,634.000
		Principal LifeTime 2015 Fund	48,955,857.810	4,048,304.207	5,084,107.655	0.000
		Principal LifeTime 2020 Fund	354,167,065.420	14,471,877.652	28,931,943.832	919,381.799
		Principal LifeTime 2025 Fund	55,991,933.112	5,354,167.321	1,480,831.847	0.000
		Principal LifeTime 2030 Fund	319,787,539.350	19,225,816.232	28,036,697.318	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,575,251.530	6,166,578.508	17,230,554.916	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	81,255,838.495	3,512,187.495	8,438,769.092	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,631,250.623	1,951,456.338	1,888,760.603	289,270.528
		Real Estate Securities Fund	78,241,954.913	2,247,671.662	1,951,830.889	8,138,479.184
		SAM Balanced Portfolio	137,429,936.668	5,762,875.950	6,968,427.763	47,886,651.899
		SAM Conservative Balanced Portfolio	49,438,983.926	2,470,850.969	2,830,425.507	14,139,406.529
		SAM Conservative Growth Portfolio	89,621,682.617	3,372,592.072	5,580,930.200	23,883,095.595
		SAM Flexible Income Portfolio	53,131,196.341	3,520,915.834	5,426,891.048	12,688,346.343
		SAM Strategic Growth Portfolio	48,822,620.301	2,642,835.794	3,967,621.638	13,005,297.068
		Short-Term Income Fund	55,929,117.890	1,651,811.726	2,041,047.604	27,582,472.522
		SmallCap Blend Fund	9,677,167.554	787,481.682	632,353.633	430,917.766
		SmallCap Growth Fund	5,614,277.649	357,832.359	384,932.087	610,571.279
		SmallCap Growth Fund I	103,695,684.287	10,831,953.534	3,859,900.264	1,078,660.000
		SmallCap Growth Fund II	15,346,385.248	1,274,103.865	1,529,713.229	1,560.000
		SmallCap S&P 600 Index Fund	18,692,656.539	1,129,260.271	1,100,395.399	1,220,711.347
		SmallCap Value Fund	3,634,094.852	177,527.319	272,361.446	296,498.102
		SmallCap Value Fund II	94,309,736.693	5,715,406.796	6,648,873.948	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,275,640.216	445,254.454	1,407,831.296	3,203,013.509

3	d.	Approval of Amended Fundamental Restriction Relating to Borrowing

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,887,728.889	5,544,381.620	6,761,695.638	1,446,624.233
		California Municipal Fund	8,927,227.622	547,689.675	1,290,231.110	1,758,279.596
		Core Plus Bond Fund I	258,692,676.888	18,085,861.625	3,173,690.752	4,662,139.874
		Diversified International Fund	253,809,499.965	10,352,472.068	8,329,274.994	6,773,238.097
		Equity Income Fund	139,303,401.812	8,646,169.034	7,562,963.849	19,549,154.492
		Global Diversified Income Fund	91,177,568.848	2,801,025.615	6,221,009.151	29,436,240.153
		Global Real Estate Securities Fund	29,262,997.182	3,774,965.597	1,649,842.422	4,477,131.210
		Government & High Quality Bond Fund	105,375,457.952	6,805,544.778	5,072,405.200	18,822,989.918
		High Yield Fund	196,477,690.336	4,626,379.404	13,326,143.349	70,307,375.210
		High Yield Fund I	155,842,407.130	1,893,420.171	208,358.753	973,465.000

25

			For	Against	Abstain	Broker Non-Vote
		Income Fund	126,616,849.444	5,795,404.271	5,138,346.616	21,976,167.775
		Inflation Protection Fund	77,156,487.877	2,888,840.212	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,094,608.302	4,341,181.902	1,973,956.627	4,988,691.656
		International Fund I	100,852,101.093	5,390,591.620	4,506,280.049	3,333,988.000
		International Value Fund I	122,789,112.169	4,606,473.840	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	77,194,406.355	7,447,829.865	7,497,235.672	7,055,630.748
		LargeCap Growth Fund	189,811,737.700	17,136,463.044	12,219,995.712	14,563,094.222
		LargeCap Growth Fund I	315,018,173.798	29,190,997.155	20,177,010.895	3,584,825.000
		LargeCap Growth Fund II	118,271,654.965	13,668,342.260	8,545,575.198	39,767.000
		LargeCap S&P 500 Index Fund	202,940,046.059	16,071,875.284	12,541,679.732	5,209,035.469
		LargeCap Value Fund	136,299,881.250	3,654,059.634	5,253,173.010	4,931,899.028
		LargeCap Value Fund I	162,991,354.225	13,596,461.121	15,918,345.567	2,002.000
		LargeCap Value Fund III	100,092,992.032	7,601,967.251	4,433,518.426	32,524.835
		MidCap Blend Fund	72,760,910.267	3,475,170.706	3,166,403.496	15,534,300.213
		MidCap Growth Fund	11,725,552.131	520,140.884	198,247.478	152,566.000
		MidCap Growth Fund III	112,704,014.247	7,910,298.727	9,301,393.066	57,853.000
		MidCap S&P 400 Index Fund	19,007,761.905	1,809,279.975	1,440,862.821	2,077,680.450
		MidCap Value Fund I	84,292,855.391	15,960,628.785	5,113,820.754	3,360,558.003
		MidCap Value Fund III	5,945,775.497	372,565.539	515,998.279	26,584.686
		Money Market Fund	703,633,564.194	50,522,437.977	67,691,237.653	156,254,363.970
		Principal Capital Appreciation Fund	26,422,610.045	1,049,333.398	1,365,201.032	4,506,030.093
		Principal LifeTime 2010 Fund	111,929,374.447	4,732,965.798	12,683,212.274	383,634.000
		Principal LifeTime 2015 Fund	48,916,982.943	3,660,014.145	5,511,272.584	0.000
		Principal LifeTime 2020 Fund	349,814,338.350	16,478,964.523	31,277,583.031	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	320,523,566.685	16,970,745.957	29,555,740.258	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	188,991,230.779	9,443,172.644	15,537,981.531	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,879,094.203	1,974,521.670	8,353,179.209	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	53,240,451.824	1,590,416.573	2,640,599.167	289,270.528
		Real Estate Securities Fund	77,712,717.045	2,534,226.158	2,194,513.261	8,138,480.184
		SAM Balanced Portfolio	136,704,749.075	6,449,785.889	7,006,711.417	47,886,645.899
		SAM Conservative Balanced Portfolio	48,435,184.895	3,470,810.805	2,834,263.702	14,139,407.529
		SAM Conservative Growth Portfolio	90,271,124.009	2,786,125.000	5,517,957.880	23,883,093.595
		SAM Flexible Income Portfolio	51,249,927.994	4,647,476.149	6,181,597.080	12,688,348.343
		SAM Strategic Growth Portfolio	48,370,528.661	2,703,978.585	4,358,571.487	13,005,296.068
		Short-Term Income Fund	55,927,745.403	1,625,284.020	2,068,948.797	27,582,471.522
		SmallCap Blend Fund	9,565,434.590	824,429.107	707,139.172	430,917.766
		SmallCap Growth Fund	5,628,934.201	402,142.552	325,965.342	610,571.279
		SmallCap Growth Fund I	106,142,637.120	8,545,131.904	3,699,769.061	1,078,660.000
		SmallCap Growth Fund II	15,695,792.344	929,752.591	1,524,657.407	1,560.000
		SmallCap S&P 600 Index Fund	18,646,418.905	1,157,657.576	1,118,235.728	1,220,711.347
		SmallCap Value Fund	3,627,403.206	161,114.403	295,466.008	296,498.102
		SmallCap Value Fund II	94,121,634.711	5,537,121.881	7,015,260.845	863,230.000
		Tax-Exempt Bond Fund	15,239,231.553	478,707.790	1,410,786.623	3,203,013.509

3	e.	Approval of Amended Fundamental Restriction Relating to Making Loans

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	146,609,515.334	6,762,723.057	7,821,567.756	1,446,624.233
		Bond Market Index Fund	91,393,250.647	6,929,658.414	7,268,722.285	12,868.764
		California Municipal Fund	8,982,486.216	507,740.081	1,274,924.110	1,758,277.596
		Core Plus Bond Fund I	258,611,471.579	18,240,671.318	3,100,085.368	4,662,140.874
		Diversified International Fund	252,842,895.774	10,925,425.893	8,722,925.360	6,773,238.097
		Diversified Real Asset Fund	68,117,777.963	321,665.850	938,032.775	10,302,987.664
		Equity Income Fund	139,027,353.785	8,732,608.873	7,752,574.037	19,549,152.492
		Global Diversified Income Fund	91,105,825.841	2,872,952.377	6,220,831.396	29,436,234.153
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Global Real Estate Securities Fund	29,306,942.718	3,779,457.360	1,601,405.123	4,477,131.210
		Government & High Quality Bond Fund	106,215,268.993	6,192,710.063	4,845,428.874	18,822,989.918
		High Yield Fund	196,277,702.705	4,698,002.411	13,454,513.973	70,307,369.210
		High Yield Fund I	156,092,400.930	1,643,426.371	208,358.753	973,465.000
		Income Fund	126,343,565.496	5,261,664.998	5,945,370.837	21,976,166.775

26

			For	Against	Abstain	Broker Non-Vote
		Inflation Protection Fund	77,333,197.182	2,712,130.907	4,615,605.121	2,376,670.482
		International Emerging Markets Fund	46,283,717.270	4,021,373.421	2,104,655.140	4,988,692.656
		International Equity Index Fund	57,701,617.581	2,433,467.404	1,639,874.494	0.000
		International Fund I	99,978,182.665	6,530,191.961	4,240,598.136	3,333,988.000
		International Value Fund I	123,151,469.024	4,391,231.894	16,665,946.879	1,556,344.000
		LargeCap Blend Fund II	77,572,983.213	6,407,020.891	8,159,468.788	7,055,629.748
		LargeCap Growth Fund	189,790,521.760	16,710,418.876	12,667,255.820	14,563,094.222
		LargeCap Growth Fund I	317,508,001.909	26,871,913.185	20,006,266.754	3,584,825.000
		LargeCap Growth Fund II	120,264,803.204	9,322,015.824	10,898,753.395	39,767.000
		LargeCap S&P 500 Index Fund	202,413,153.282	16,177,277.285	12,963,170.508	5,209,035.469
		LargeCap Value Fund	134,549,867.314	5,734,908.536	4,922,338.044	4,931,899.028
		LargeCap Value Fund I	162,759,496.140	13,872,151.291	15,874,513.482	2,002.000
		LargeCap Value Fund III	100,080,697.683	7,614,033.830	4,433,746.196	32,524.835
		MidCap Blend Fund	72,211,716.915	3,953,288.921	3,237,474.633	15,534,304.213
		MidCap Growth Fund	11,557,526.154	693,939.545	192,474.794	152,566.000
		MidCap Growth Fund III	112,697,138.670	7,834,458.533	9,384,108.837	57,853.000
		MidCap S&P 400 Index Fund	18,886,004.032	1,906,864.066	1,465,035.603	2,077,681.450
		MidCap Value Fund I	85,722,225.692	14,599,276.714	5,045,803.524	3,360,557.003
		MidCap Value Fund III	5,898,813.091	400,975.992	534,550.232	26,584.686
		Money Market Fund	698,669,522.714	55,228,739.796	67,948,977.314	156,254,363.970
		Preferred Securities Fund	184,996,112.002	3,625,826.667	8,552,393.577	45,665,083.776
		Principal Capital Appreciation Fund	26,181,129.905	1,307,712.832	1,348,301.738	4,506,030.093
		Principal LifeTime 2010 Fund	112,409,768.842	4,635,644.808	12,300,138.869	383,634.000
		Principal LifeTime 2015 Fund	50,375,356.254	2,754,296.845	4,958,616.573	0.000
		Principal LifeTime 2020 Fund	350,639,552.601	18,230,606.537	28,700,726.766	919,382.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	319,242,347.231	18,609,346.835	29,198,358.834	774,565.000
		Principal LifeTime 2035 Fund	40,667,092.027	475,559.025	485,008.255	0.000
		Principal LifeTime 2040 Fund	190,315,201.200	8,686,953.079	14,970,230.675	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	80,824,448.131	3,219,149.539	9,163,197.412	254,912.130
		Principal LifeTime 2055 Fund	2,969,311.124	31,611.030	116,279.263	0.000
		Principal LifeTime Strategic Income Fund	52,294,261.829	1,398,987.834	3,778,217.901	289,270.528
		Real Estate Securities Fund	77,897,731.789	2,199,611.441	2,344,111.234	8,138,482.184
		SAM Balanced Portfolio	136,501,195.254	6,585,074.600	7,074,975.527	47,886,646.899
		SAM Conservative Balanced Portfolio	47,226,424.443	4,633,649.118	2,880,185.841	14,139,407.529
		SAM Conservative Growth Portfolio	90,007,490.291	3,063,707.346	5,504,007.252	23,883,095.595
		SAM Flexible Income Portfolio	51,716,990.041	4,759,392.855	5,602,615.327	12,688,351.343
		SAM Strategic Growth Portfolio	48,626,232.329	3,045,416.011	3,761,429.393	13,005,297.068
		Short-Term Income Fund	55,787,490.190	1,767,355.734	2,067,131.296	27,582,472.522
		SmallCap Blend Fund	9,529,470.547	847,602.095	719,930.227	430,917.766
		SmallCap Growth Fund	5,548,088.455	388,340.130	420,613.510	610,571.279
		SmallCap Growth Fund I	104,800,248.588	9,551,679.031	4,035,610.466	1,078,660.000
		SmallCap Growth Fund II	15,415,772.901	1,237,233.455	1,497,195.986	1,560.000
		SmallCap S&P 600 Index Fund	18,452,091.258	1,311,493.707	1,158,727.244	1,220,711.347
		SmallCap Value Fund	3,621,717.950	167,994.878	294,269.789	296,499.102
		SmallCap Value Fund II	93,770,526.149	5,956,800.789	6,946,690.499	863,230.000
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,218,451.878	498,274.465	1,412,001.623	3,203,011.509

3	f.	Approval of Amended Fundamental Restriction Relating to Diversification

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	148,503,080.336	5,686,359.229	7,004,367.582	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Core Plus Bond Fund I	261,767,904.561	14,431,023.398	3,753,301.306	4,662,139.874
		Diversified International Fund	255,405,304.442	8,963,592.247	8,122,349.338	6,773,239.097
		Diversified Real Asset Fund	68,197,811.354	285,861.935	893,804.299	10,302,986.664
		Equity Income Fund	140,558,909.032	6,944,456.580	8,009,168.083	19,549,155.492
		Global Diversified Income Fund	91,544,874.136	2,416,358.401	6,238,379.077	29,436,232.153
		Government & High Quality Bond Fund	107,652,522.252	4,635,365.207	4,965,520.471	18,822,989.918
		High Yield Fund	197,127,450.881	4,126,167.822	13,176,592.386	70,307,377.210
		High Yield Fund I	155,568,602.211	2,179,818.832	195,765.011	973,465.000
		Income Fund	125,604,704.242	5,853,459.304	6,092,437.785	21,976,166.775
		Inflation Protection Fund	78,715,570.979	1,328,986.103	4,616,376.128	2,376,670.482

27

			For	Against	Abstain	Broker Non-Vote
		International Emerging Markets Fund	46,931,095.398	3,337,283.010	2,141,368.423	4,988,691.656
		International Equity Index Fund	57,069,191.459	3,065,893.525	1,639,874.495	0.000
		International Fund I	101,612,782.261	4,895,589.976	4,240,599.525	3,333,989.000
		International Value Fund I	124,707,036.386	2,688,549.623	16,813,061.788	1,556,344.000
		LargeCap Blend Fund II	79,453,949.180	5,413,926.679	7,271,596.033	7,055,630.748
		LargeCap Growth Fund	191,551,127.252	15,124,056.845	12,493,012.359	14,563,094.222
		LargeCap Growth Fund I	320,576,615.505	23,334,236.687	20,475,330.656	3,584,824.000
		LargeCap Growth Fund II	122,203,007.041	9,671,997.500	8,610,567.882	39,767.000
		LargeCap S&P 500 Index Fund	206,459,459.407	12,948,897.479	12,145,244.189	5,209,035.469
		LargeCap Value Fund	134,212,748.173	6,002,270.926	4,992,094.795	4,931,899.028
		LargeCap Value Fund I	162,714,831.469	13,907,573.941	15,883,755.503	2,002.000
		LargeCap Value Fund III	103,267,218.334	4,234,938.908	4,626,320.467	32,524.835
		MidCap Blend Fund	73,122,164.986	3,098,907.841	3,181,414.642	15,534,297.213
		MidCap Growth Fund	11,823,181.059	388,429.216	232,330.218	152,566.000
		MidCap Growth Fund III	114,438,740.252	6,042,856.057	9,434,109.731	57,853.000
		MidCap S&P 400 Index Fund	19,249,889.352	1,573,174.825	1,434,839.524	2,077,681.450
		MidCap Value Fund I	88,481,608.210	12,242,774.825	4,642,922.895	3,360,557.003
		MidCap Value Fund III	6,020,291.795	248,494.602	565,552.918	26,584.686
		Money Market Fund	697,517,671.335	58,110,859.738	66,218,709.751	156,254,362.970
		Preferred Securities Fund	185,636,574.606	2,984,300.776	8,553,463.864	45,665,076.776
		Principal Capital Appreciation Fund	26,454,062.132	1,012,214.104	1,370,869.239	4,506,029.093
		Principal LifeTime 2010 Fund	113,784,298.427	2,604,806.941	12,956,447.151	383,634.000
		Principal LifeTime 2015 Fund	49,258,129.517	3,275,474.068	5,554,666.087	0.000
		Principal LifeTime 2020 Fund	354,991,727.821	12,399,317.791	30,179,841.292	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	327,376,612.042	14,291,038.544	25,382,402.314	774,565.000
		Principal LifeTime 2035 Fund	33,337,387.214	7,805,263.838	485,008.255	0.000
		Principal LifeTime 2040 Fund	193,793,855.962	4,538,024.229	15,640,504.763	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	83,619,452.968	1,734,137.770	7,853,204.344	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	53,338,656.166	1,679,241.623	2,453,569.775	289,270.528
		SAM Balanced Portfolio	137,988,305.237	5,307,114.880	6,865,823.264	47,886,648.899
		SAM Conservative Balanced Portfolio	48,813,062.218	3,157,734.466	2,769,463.718	14,139,406.529
		SAM Conservative Growth Portfolio	90,541,931.502	2,490,300.479	5,542,975.908	23,883,092.595
		SAM Flexible Income Portfolio	53,759,105.845	2,918,411.789	5,401,483.589	12,688,348.343
		SAM Strategic Growth Portfolio	48,907,246.154	2,395,401.958	4,130,432.621	13,005,294.068
		Short-Term Income Fund	56,025,942.081	1,563,193.586	2,032,839.553	27,582,474.522
		SmallCap Blend Fund	9,652,100.752	794,707.905	650,194.212	430,917.766
		SmallCap Growth Fund	5,669,585.341	279,256.402	408,200.352	610,571.279
		SmallCap Growth Fund I	105,737,898.124	9,169,577.442	3,480,062.519	1,078,660.000
		SmallCap Growth Fund II	15,428,965.625	1,184,848.081	1,536,388.636	1,560.000
		SmallCap S&P 600 Index Fund	18,931,488.588	904,364.973	1,086,458.648	1,220,711.347
		SmallCap Value Fund	3,640,704.170	153,356.734	289,922.713	296,498.102
		SmallCap Value Fund II	93,990,758.766	5,683,272.026	6,999,986.645	863,230.000
		Small-MidCap Dividend Income Fund	23,244,037.314	0.000	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,320,987.033	409,479.484	1,398,260.449	3,203,012.509

3	g.	Approval of Amended Fundamental Restriction Relating to Concentration

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	147,689,756.785	6,034,807.033	7,469,243.329	1,446,623.233
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		California Municipal Fund	8,882,249.171	494,225.126	1,388,675.110	1,758,278.596
		Core Plus Bond Fund I	258,717,336.672	18,017,131.894	3,217,760.699	4,662,139.874
		Diversified International Fund	253,639,898.310	10,446,540.208	8,404,807.509	6,773,239.097
		Equity Income Fund	140,105,814.283	7,294,044.183	8,112,678.229	19,549,152.492
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		Government & High Quality Bond Fund	107,115,752.006	4,749,667.949	5,387,988.975	18,822,988.918
		High Yield Fund	195,111,264.131	5,883,538.307	13,435,422.651	70,307,363.210
		High Yield Fund I	155,598,366.109	2,124,580.708	221,239.237	973,465.000
		Income Fund	124,934,751.088	6,513,457.494	6,102,392.749	21,976,166.775
		Inflation Protection Fund	78,589,830.503	1,461,597.665	4,609,505.042	2,376,670.482
		International Emerging Markets Fund	47,765,564.086	2,519,554.733	2,124,628.012	4,988,691.656
		International Equity Index Fund	57,069,191.399	2,433,467.404	2,272,300.676	0.000

28

			For	Against	Abstain	Broker Non-Vote
		International Fund I	100,538,734.417	5,563,188.727	4,647,048.618	3,333,989.000
		International Value Fund I	124,260,754.921	2,886,512.972	17,061,379.904	1,556,344.000
		LargeCap Blend Fund II	76,844,808.306	7,625,047.633	7,669,615.953	7,055,630.748
		LargeCap Growth Fund	186,853,352.930	19,959,446.057	12,355,396.469	14,563,095.222
		LargeCap Growth Fund I	318,785,592.940	24,682,307.579	20,918,282.329	3,584,824.000
		LargeCap Growth Fund II	119,475,451.805	10,041,281.201	10,968,839.417	39,767.000
		LargeCap S&P 500 Index Fund	203,978,473.501	14,369,574.590	13,205,553.984	5,209,034.469
		LargeCap Value Fund	134,548,672.718	5,390,705.450	5,267,735.726	4,931,899.028
		LargeCap Value Fund I	162,759,337.870	13,826,548.072	15,920,274.971	2,002.000
		LargeCap Value Fund III	104,330,884.594	3,701,819.417	4,095,773.698	32,524.835
		MidCap Blend Fund	73,343,730.871	2,880,966.777	3,177,784.821	15,534,302.213
		MidCap Growth Fund	11,757,989.988	425,821.936	260,128.569	152,566.000
		MidCap Growth Fund III	114,363,360.013	5,471,886.426	10,080,459.601	57,853.000
		MidCap S&P 400 Index Fund	19,037,071.306	1,650,149.490	1,570,682.905	2,077,681.450
		MidCap Value Fund I	87,675,722.145	12,832,782.428	4,858,801.357	3,360,557.003
		MidCap Value Fund III	6,000,584.131	238,788.919	594,966.265	26,584.686
		Money Market Fund	699,215,851.531	44,933,278.155	77,698,111.138	156,254,362.970
		Principal Capital Appreciation Fund	26,432,316.752	1,037,404.168	1,367,424.555	4,506,029.093
		Principal LifeTime 2010 Fund	113,361,838.784	2,980,354.599	13,003,359.136	383,634.000
		Principal LifeTime 2015 Fund	49,948,865.696	3,019,824.809	5,119,579.167	0.000
		Principal LifeTime 2020 Fund	354,561,554.931	12,355,548.171	30,653,783.802	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	321,199,003.707	15,000,230.913	30,850,818.280	774,565.000
		Principal LifeTime 2035 Fund	40,958,848.638	183,802.414	485,008.255	0.000
		Principal LifeTime 2040 Fund	192,843,636.455	4,023,333.223	17,105,415.276	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,844,581.802	2,014,702.733	8,347,509.547	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,589,678.300	1,493,031.931	3,388,757.333	289,270.528
		SAM Balanced Portfolio	136,730,603.765	6,039,686.812	7,390,956.804	47,886,644.899
		SAM Conservative Balanced Portfolio	49,522,645.495	2,223,779.090	2,993,835.817	14,139,406.529
		SAM Conservative Growth Portfolio	90,506,721.679	2,804,484.498	5,264,001.712	23,883,092.595
		SAM Flexible Income Portfolio	53,450,903.355	3,041,030.921	5,587,065.947	12,688,349.343
		SAM Strategic Growth Portfolio	49,085,727.238	2,180,993.645	4,166,356.850	13,005,297.068
		Short-Term Income Fund	55,923,755.303	1,610,463.200	2,087,757.717	27,582,473.522
		SmallCap Blend Fund	9,640,918.563	807,885.521	648,198.785	430,917.766
		SmallCap Growth Fund	5,605,374.743	330,832.936	420,834.416	610,571.279
		SmallCap Growth Fund I	105,174,779.330	9,142,421.669	4,070,337.086	1,078,660.000
		SmallCap Growth Fund II	15,499,654.321	1,101,896.312	1,548,651.709	1,560.000
		SmallCap S&P 600 Index Fund	18,588,061.647	1,088,344.084	1,245,906.478	1,220,711.347
		SmallCap Value Fund	3,635,844.620	163,015.032	285,122.965	296,499.102
		SmallCap Value Fund II	94,095,210.541	5,590,272.600	6,988,534.296	863,230.000
		Small-MidCap Dividend Income Fund	23,185,656.203	58,381.111	473,638.495	831,559.988
		Tax-Exempt Bond Fund	15,250,415.664	447,984.395	1,430,326.907	3,203,012.509

3	h.	Approval of Amended Fundamental Restriction Relating to Underwriting

			For	Against	Abstain	Broker Non-Vote
		Principal LifeTime 2010 Fund	114,140,626.500	2,616,585.644	12,588,340.375	383,634.000
		Principal LifeTime 2015 Fund	49,089,590.796	3,245,917.749	5,752,761.127	0.000
		Principal LifeTime 2020 Fund	351,042,712.802	15,106,014.563	31,422,159.539	919,381.799
		Principal LifeTime 2025 Fund	56,419,454.408	4,929,290.450	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	323,904,466.250	15,571,028.829	27,574,557.821	774,565.000
		Principal LifeTime 2035 Fund	40,972,734.220	169,916.832	485,008.255	0.000
		Principal LifeTime 2040 Fund	189,912,248.503	8,131,520.457	15,928,615.994	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	82,544,688.610	1,967,474.945	8,694,631.527	254,912.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,456,696.562	1,300,344.217	3,714,426.785	289,270.528
		SAM Balanced Portfolio	137,458,438.821	5,880,874.783	6,821,931.777	47,886,646.899
		SAM Conservative Balanced Portfolio	49,203,623.275	2,369,414.888	3,167,222.239	14,139,406.529
		SAM Conservative Growth Portfolio	90,638,671.091	2,666,431.330	5,270,106.468	23,883,091.595
		SAM Flexible Income Portfolio	52,668,033.111	4,026,315.921	5,384,651.191	12,688,349.343
		SAM Strategic Growth Portfolio	48,540,199.544	2,841,960.974	4,050,919.215	13,005,295.068

29

3	i.	Approval of Elimination of Fundamental Restriction Relating to Short Sales

			For	Against	Abstain	Broker Non-Vote
		Bond & Mortgage Securities Fund	145,709,353.948	8,097,641.192	7,386,810.007	1,446,625.233
		Bond Market Index Fund	87,453,449.505	10,841,014.804	7,297,167.037	12,868.764
		California Municipal Fund	8,858,251.527	566,323.770	1,340,573.110	1,758,279.596
		Diversified International Fund	251,937,942.341	11,968,661.429	8,584,643.257	6,773,238.097
		Diversified Real Asset Fund	68,014,268.309	411,412.705	951,795.574	10,302,987.664
		Equity Income Fund	136,464,298.750	10,069,324.660	8,978,908.287	19,549,157.492
		Global Diversified Income Fund	90,650,695.936	3,175,621.339	6,373,282.339	29,436,244.153
		Global Real Estate Securities Fund	29,727,632.673	3,870,365.287	1,089,807.241	4,477,131.210
		Government & High Quality Bond Fund	104,317,738.793	8,310,235.688	4,625,432.449	18,822,990.918
		High Yield Fund	193,706,266.092	7,265,701.498	13,458,247.499	70,307,373.210
		High Yield Fund I	155,429,967.608	2,306,960.785	207,257.661	973,465.000
		Income Fund	124,829,004.281	6,779,066.979	5,942,529.071	21,976,167.775
		Inflation Protection Fund	76,666,288.368	2,774,669.130	5,219,975.712	2,376,670.482
		International Emerging Markets Fund	45,446,393.767	4,431,468.510	2,531,882.554	4,988,693.656
		International Equity Index Fund	54,826,149.560	4,212,438.291	2,736,371.628	0.000
		International Value Fund I	122,711,111.649	4,920,944.296	16,576,591.852	1,556,344.000
		LargeCap Blend Fund II	75,559,552.754	8,885,449.775	7,694,469.363	7,055,630.748
		LargeCap Growth Fund	185,915,064.812	20,494,459.580	12,758,670.064	14,563,096.222
		LargeCap Growth Fund I	307,735,176.450	35,949,887.093	20,701,118.305	3,584,825.000
		LargeCap Growth Fund II	120,277,903.631	11,436,968.872	8,770,699.920	39,767.000
		LargeCap S&P 500 Index Fund	198,488,470.210	19,916,640.517	13,148,489.348	5,209,036.469
		LargeCap Value Fund	132,282,099.354	5,272,143.751	7,652,870.789	4,931,899.028
		LargeCap Value Fund I	162,459,041.200	13,810,839.918	16,236,279.795	2,002.000
		LargeCap Value Fund III	99,571,908.097	8,597,871.261	3,958,698.351	32,524.835
		MidCap Blend Fund	70,709,143.192	4,645,545.992	4,047,793.285	15,534,302.213
		MidCap Growth Fund	11,498,412.666	691,152.007	254,375.820	152,566.000
		MidCap Growth Fund III	109,650,292.585	11,190,382.514	9,075,030.941	57,853.000
		MidCap S&P 400 Index Fund	18,415,457.778	2,415,404.184	1,427,041.739	2,077,681.450
		MidCap Value Fund I	81,206,327.119	19,952,354.804	4,208,623.007	3,360,558.003
		MidCap Value Fund III	5,744,888.227	599,945.566	489,505.522	26,584.686
		Money Market Fund	669,844,130.507	86,585,197.457	65,417,911.860	156,254,363.970
		Preferred Securities Fund	183,657,009.795	4,760,101.177	8,757,223.274	45,665,081.776
		Principal Capital Appreciation Fund	26,026,035.212	1,510,771.892	1,300,337.371	4,506,030.093
		Principal LifeTime 2010 Fund	110,989,364.553	5,594,971.562	12,761,216.404	383,634.000
		Principal LifeTime 2015 Fund	48,786,726.277	4,233,178.351	5,068,365.044	0.000
		Principal LifeTime 2020 Fund	344,628,990.556	23,674,726.764	29,267,169.584	919,381.799
		Principal LifeTime 2025 Fund	55,994,577.537	5,354,167.321	1,478,187.422	0.000
		Principal LifeTime 2030 Fund	314,476,862.502	24,371,866.757	28,201,323.641	774,565.000
		Principal LifeTime 2035 Fund	33,323,501.632	7,819,149.420	485,008.255	0.000
		Principal LifeTime 2040 Fund	183,906,826.331	11,951,863.529	18,113,695.094	490,399.933
		Principal LifeTime 2045 Fund	19,996,470.448	312,607.449	0.000	0.000
		Principal LifeTime 2050 Fund	79,732,811.441	5,595,304.911	7,878,677.730	254,913.130
		Principal LifeTime 2055 Fund	3,049,648.545	67,552.872	0.000	0.000
		Principal LifeTime Strategic Income Fund	52,346,277.707	1,726,586.910	3,398,602.947	289,270.528
		Real Estate Securities Fund	76,427,878.453	3,682,553.290	2,331,021.721	8,138,483.184
		SAM Balanced Portfolio	136,042,050.504	7,140,938.473	6,978,251.404	47,886,651.899
		SAM Conservative Balanced Portfolio	48,894,240.100	2,788,510.282	3,057,509.020	14,139,407.529
		SAM Conservative Growth Portfolio	88,801,149.502	4,295,139.327	5,478,920.060	23,883,091.595
		SAM Flexible Income Portfolio	52,933,048.521	3,587,981.500	5,557,969.202	12,688,350.343
		SAM Strategic Growth Portfolio	48,114,938.425	3,348,719.660	3,969,419.648	13,005,297.068
		Short-Term Income Fund	55,435,789.462	2,074,634.928	2,111,552.830	27,582,472.522
		SmallCap Blend Fund	9,608,809.041	770,653.985	717,539.843	430,917.766
		SmallCap Growth Fund	5,536,690.425	382,746.232	437,605.438	610,571.279
		SmallCap Growth Fund I	104,262,395.415	10,539,007.113	3,586,135.557	1,078,660.000
		SmallCap Growth Fund II	14,533,839.878	1,824,800.038	1,791,562.426	1,560.000
		SmallCap S&P 600 Index Fund	18,104,663.743	1,680,553.398	1,137,096.068	1,220,710.347
		SmallCap Value Fund	3,547,537.690	228,181.823	308,262.104	296,500.102
		SmallCap Value Fund II	92,035,596.403	6,881,615.135	7,756,805.899	863,230.000
		Small-MidCap Dividend Income Fund	23,053,974.365	140,042.985	523,657.459	831,560.988
		Tax-Exempt Bond Fund	15,037,250.258	614,759.788	1,476,716.920	3,203,012.509

30

4.	Approval of Reclassification of the Global Real Estate Securities Fund from a “Diversified” to a “Non-Diversified” Fund

	For	Against	Abstain	Broker Non-Vote
Global Real Estate Securities Fund	29,729,587.765	3,864,903.256	1,093,314.180	4,477,131.210

5.	Approval of New Sub-Advisory Agreement with Principal Global Investors, LLC as Sub-Advisor to the High Yield Fund

	For	Against	Abstain	Broker Non-Vote
High Yield Fund	197,209,963.203	3,903,200.544	13,317,065.342	70,307,359.210

31

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE'LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV314-09 | 06/2012 | #t12051701y6
©2012 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/19/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 6/19/2012